UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and General Counsel of Pacific Select Fund
Pacific Life Fund Advisors LLC
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.0%

Financials - 0.0%

Preferred Blocker Inc ~	141	$82,005

Total Preferred Stocks (Cost $59,485)		82,005

	Principal
	Amount
CORPORATE BONDS & NOTES - 36.0%

Consumer Discretionary - 2.5%

CCO Holdings LLC
8.750% due 11/15/13 ¤ † ж	$1,725,000	1,759,500
Charter Communications Operating LLC
10.000% due 04/30/12 ¤ ~ ж	264,000	269,940
Comcast Corp
5.700% due 05/15/18 †	5,000,000	5,267,205
6.950% due 08/15/37	1,745,000	1,954,568
CVS Pass-Through Trust
6.036% due 12/10/28	3,280,517	3,171,118
DIRECTV Holdings LLC
6.375% due 06/15/15	3,169,000	3,224,458
Jarden Corp
7.500% due 05/01/17 †	2,410,000	2,355,775
K2 Inc
5.610% due 02/15/10 ¤ ж +	4,000,000	-
6.010% due 02/15/10 ¤ ж +	6,000,000	-
McDonald’s Corp
6.300% due 10/15/37	1,495,000	1,757,230
MGM MIRAGE
6.750% due 04/01/13 †	665,000	559,431
7.500% due 06/01/16	3,000,000	2,340,000
10.375% due 05/15/14 ~	85,000	91,162
11.125% due 11/15/17 ~	200,000	219,500
News America Inc
6.200% due 12/15/34 †	1,000,000	986,975
Reed Elsevier Capital Inc
8.625% due 01/15/19	2,812,000	3,470,106
Simmons Co
0.000% due 12/15/14 †	2,095,000	534,225
Stewart Enterprises Inc
6.250% due 02/15/13 †	1,445,000	1,412,488
The Neiman Marcus Group Inc
9.000% due 10/15/15 †	1,962,272	1,687,554
Time Warner Cable Inc
6.550% due 05/01/37	1,565,000	1,668,802
6.750% due 06/15/39 †	1,630,000	1,769,111
7.300% due 07/01/38 †	4,305,000	4,986,365
8.250% due 04/01/19	2,465,000	2,985,362
Time Warner Entertainment Co LP
8.375% due 07/15/33	890,000	1,072,957
Time Warner Inc
0.684% due 11/13/09 §	2,800,000	2,800,781
Videotron Ltee (Canada)
6.875% due 01/15/14	1,075,000	1,069,625
Visant Holding Corp
8.750% due 12/01/13 †	495,000	506,138
10.250% due 12/01/13 †	1,270,000	1,320,800
WMG Acquisition Corp
9.500% due 06/15/16 ~	290,000	307,400

		49,548,576

Consumer Staples - 2.5%

Anheuser-Busch InBev Worldwide Inc
7.200% due 01/15/14 † ~	3,655,000	4,120,329
CVS Caremark Corp
0.661% due 06/01/10 §	6,500,000	6,505,986
6.600% due 03/15/19	460,000	519,472
Diageo Capital PLC (United Kingdom)
5.750% due 10/23/17	4,630,000	5,090,065
Dr Pepper Snapple Group Inc
6.820% due 05/01/18	3,125,000	3,558,325
Kraft Foods Inc
6.000% due 02/11/13	5,360,000	5,755,375
PepsiCo Inc
7.900% due 11/01/18 †	7,000,000	8,854,062
Philip Morris International Inc
6.375% due 05/16/38 †	1,970,000	2,275,163
Reynolds American Inc
6.750% due 06/15/17 †	1,207,000	1,256,847
Safeway Inc
6.350% due 08/15/17 †	575,000	639,346
The Kroger Co
6.400% due 08/15/17	2,610,000	2,892,579
Wal-Mart Stores Inc
5.250% due 09/01/35 †	1,730,000	1,738,461
5.375% due 04/05/17 †	4,815,000	5,279,532
6.500% due 08/15/37 †	830,000	972,069

		49,457,611

Energy - 7.0%

Anadarko Petroleum Corp
6.450% due 09/15/36 †	4,105,000	4,252,107
8.700% due 03/15/19 †	7,740,000	9,269,927
Apache Corp
6.900% due 09/15/18 †	5,000,000	5,954,645
Baker Hughes Inc
7.500% due 11/15/18	5,000,000	6,117,025
Canadian Natural Resources Ltd (Canada)
6.250% due 03/15/38	2,770,000	2,961,911
Cenovus Energy Inc (Canada)
6.750% due 11/15/39 ~	1,400,000	1,514,012
Chesapeake Energy Corp
6.500% due 08/15/17 †	650,000	599,625
7.250% due 12/15/18 †	3,535,000	3,358,250
ConocoPhillips
6.500% due 02/01/39 †	11,440,000	13,233,941
El Paso Corp
8.250% due 02/15/16	2,480,000	2,554,400
EnCana Corp (Canada)
6.625% due 08/15/37	1,375,000	1,526,185
Energy Transfer Partners LP
6.700% due 07/01/18 †	8,000,000	8,575,008
Enterprise Products Operating LLC
6.300% due 09/15/17 †	5,260,000	5,674,504
6.500% due 01/31/19 †	5,050,000	5,523,710
Hess Corp
8.125% due 02/15/19	9,080,000	10,926,808
Kinder Morgan Energy Partners LP
5.950% due 02/15/18 †	2,880,000	3,017,782
6.950% due 01/15/38	4,750,000	5,118,272
Noble Energy Inc
8.250% due 03/01/19	3,290,000	3,978,229
Petrobras International Finance Co (Cayman)
7.875% due 03/15/19 †	3,600,000	4,171,500
Petroleos Mexicanos (Mexico)
8.000% due 05/03/19 † ~	5,700,000	6,537,900
SandRidge Energy Inc
8.000% due 06/01/18 ~	795,000	769,162
9.875% due 05/15/16 † ~	2,040,000	2,136,900
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Sonat Inc
7.625% due 07/15/11	$2,325,000	$2,384,643
The Williams Cos Inc
7.500% due 01/15/31	10,120,000	10,366,220
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	5,580,000	5,698,575
Transocean Inc (Cayman)
6.800% due 03/15/38 †	3,710,000	4,262,564
Valero Energy Corp
6.625% due 06/15/37 †	2,655,000	2,378,123
XTO Energy Inc
5.750% due 12/15/13 †	2,435,000	2,633,538
6.375% due 06/15/38	3,160,000	3,372,949
6.500% due 12/15/18	150,000	165,885

		139,034,300

Financials - 10.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/13 †	6,935,000	7,390,026
American Express Credit Corp
5.125% due 08/25/14 †	10,130,000	10,494,447
American International Group Inc
8.250% due 08/15/18 †	4,585,000	3,902,238
Arch Western Finance LLC
6.750% due 07/01/13 †	1,680,000	1,661,100
Bank of America Corp
5.650% due 05/01/18	6,720,000	6,646,389
Bank of Scotland PLC (United Kingdom)
5.250% due 02/21/17 ~	3,085,000	2,924,228
Barclays Bank PLC (United Kingdom)
5.200% due 07/10/14 †	520,000	550,096
5.926% § ± ~	3,060,000	2,295,000
7.434% § ± † ~	2,400,000	2,136,000
Caterpillar Financial Services Corp
5.450% due 04/15/18 †	4,315,000	4,489,827
Citigroup Inc
5.500% due 04/11/13 †	8,420,000	8,625,978
5.500% due 10/15/14 †	1,450,000	1,450,081
6.000% due 08/15/17 †	3,515,000	3,472,321
6.125% due 11/21/17 †	100,000	99,442
6.375% due 08/12/14 †	1,100,000	1,138,932
8.500% due 05/22/19 †	6,420,000	7,259,325
Credit Agricole SA (France)
0.422% due 05/28/10 § ~ ж	10,000,000	9,959,940
Depfa ACS Bank (Ireland)
5.125% due 03/16/37 ~ ж	3,285,000	2,482,813
Deutsche Bank AG NY (Germany)
0.940% due 02/16/10 §	10,000,000	10,022,680
Ford Motor Credit Co LLC
7.500% due 08/01/12 †	3,760,000	3,613,070
7.800% due 06/01/12 †	2,465,000	2,383,884
General Electric Capital Corp
0.534% due 10/26/09 § †	1,500,000	1,500,189
2.125% due 12/21/12 †	9,150,000	9,243,110
5.875% due 01/14/38 †	1,570,000	1,444,543
6.000% due 08/07/19 †	8,010,000	8,140,675
6.150% due 08/07/37 †	1,105,000	1,052,005
General Motors Acceptance Corp LLC
6.750% due 12/01/14 ~	8,000	6,880
6.875% due 08/28/12 † ~	658,000	611,940
Goldman Sachs Capital II
5.793% § ±	3,875,000	2,809,375
Host Hotels & Resorts LP
6.375% due 03/15/15	2,095,000	1,995,488
7.125% due 11/01/13 †	1,400,000	1,389,500
HSBC Bank USA NA
7.000% due 01/15/39	5,040,000	5,906,583
ICICI Bank Ltd (India)
6.375% due 04/30/22 § ~	3,346,000	2,745,450
International Lease Finance Corp
0.627% due 05/24/10 §	1,625,000	1,548,193
Lehman Brothers Holdings Capital Trust VII
5.857% ¤ ±	9,450,000	945
Lehman Brothers Holdings Inc
2.951% due 05/25/10 ¤	3,085,000	532,162
Liberty Mutual Group Inc
7.500% due 08/15/36 ~	2,700,000	2,285,923
Links Finance Corp (Cayman)
3.069% due 06/15/10 § ¤ ~ ж +	5,000,000	-
Lloyds Banking Group PLC (United Kingdom)
5.920% § ± ~	5,900,000	3,392,500
6.657% § ± † ~	1,650,000	1,008,775
Metropolitan Life Global Funding I
0.480% due 05/17/10 § ~	10,000,000	9,981,340
5.125% due 04/10/13 ~	5,430,000	5,636,291
Morgan Stanley
5.450% due 01/09/17 †	5,155,000	5,172,084
6.625% due 04/01/18	3,470,000	3,675,226
Principal Life Income Funding Trusts
5.300% due 04/24/13 †	4,805,000	4,934,937
QBE Insurance Group Ltd (Australia)
9.750% due 03/14/14 ~ ж	2,026,000	2,302,239
Rabobank Nederland NV (Netherlands)
11.000% § ± † ~	1,950,000	2,395,419
RSHB Capital SA (Luxembourg)
7.125% due 01/14/14 ~	6,530,000	6,799,362
Shinsei Finance II (Cayman)
7.160% § ± ~	8,290,000	4,313,395
SLM Corp
5.125% due 08/27/12 †	1,940,000	1,661,331
Standard Chartered PLC (United Kingdom)
6.409% § ± ~	3,900,000	3,007,091
The Goldman Sachs Group Inc
0.383% due 06/28/10 §	4,500,000	4,500,986
5.950% due 01/15/27 †	3,270,000	3,151,832
6.750% due 10/01/37 †	2,645,000	2,738,429
The Royal Bank of Scotland Group PLC (United Kingdom)
5.000% due 11/12/13	1,150,000	1,055,905
5.000% due 10/01/14	360,000	326,087
7.640% § ± †	3,600,000	1,766,070
Wachovia Bank NA
6.600% due 01/15/38 †	2,080,000	2,290,858
ZFS Finance USA Trust II
6.450% due 12/15/65 § ~	7,445,000	6,774,950

		211,095,885

Health Care - 2.2%

Abbott Laboratories
5.125% due 04/01/19 †	6,630,000	7,039,204
Biomet Inc
10.375% due 10/15/17	3,985,000	4,253,988
Community Health Systems Inc
8.875% due 07/15/15	2,425,000	2,491,688
DaVita Inc
6.625% due 03/15/13	2,740,000	2,726,300
7.250% due 03/15/15 †	370,000	368,150
GlaxoSmithKline Capital Inc
6.375% due 05/15/38 †	3,455,000	4,087,649
HCA Inc
9.250% due 11/15/16	1,330,000	1,378,212
9.625% due 11/15/16 †	4,218,000	4,397,265
Roche Holdings Inc
6.000% due 03/01/19 ~	2,400,000	2,676,406
Tenet Healthcare Corp
7.375% due 02/01/13 †	3,070,000	3,054,650
9.000% due 05/01/15 ~	1,280,000	1,344,000
10.000% due 05/01/18 † ~	1,090,000	1,207,175
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
The Cooper Cos Inc
7.125% due 02/15/15	$2,405,000	$2,344,875
UnitedHealth Group Inc
0.472% due 06/21/10 §	5,525,000	5,503,839
WellPoint Inc
7.000% due 02/15/19 †	1,770,000	2,015,589

		44,888,990

Industrials - 2.2%

Allied Waste North America Inc
7.375% due 04/15/14	715,000	744,852
Ashtead Capital Inc
9.000% due 08/15/16 ~	900,000	868,500
CSC Holdings Inc
8.625% due 02/15/19 † ~	3,035,000	3,224,688
CSX Corp
7.450% due 04/01/38	3,010,000	3,725,357
DynCorp International Inc
9.500% due 02/15/13	440,000	451,000
General Electric Co
5.250% due 12/06/17 †	5,535,000	5,689,687
Iron Mountain Inc
6.625% due 01/01/16 †	1,805,000	1,750,850
John Deere Capital Corp
0.593% due 07/16/10 §	10,000,000	9,993,670
5.350% due 04/03/18	3,480,000	3,705,762
Kansas City Southern de Mexico SA de CV (Mexico)
12.500% due 04/01/16 ~	3,675,000	4,079,250
L-3 Communications Corp
5.875% due 01/15/15 †	1,660,000	1,660,000
6.375% due 10/15/15	995,000	1,009,925
RailAmerica Inc
9.250% due 07/01/17 † ~	2,300,000	2,420,750
RSC Equipment Rental Inc
9.500% due 12/01/14 †	550,000	533,500
Terex Corp
10.875% due 06/01/16 †	670,000	733,650
The Boeing Co
4.875% due 02/15/20 †	3,000,000	3,100,872
The Hertz Corp
8.875% due 01/01/14 †	519,000	526,785

		44,219,098

Information Technology - 1.9%

DISH DBS Corp
7.125% due 02/01/16 †	2,394,000	2,388,015
7.750% due 05/31/15 †	1,726,000	1,769,150
Freescale Semiconductor Inc
9.125% due 12/15/14	1,196,287	831,419
10.125% due 12/15/16	410,000	274,700
Hewlett-Packard Co
0.359% due 06/15/10 §	11,000,000	11,010,043
4.500% due 03/01/13 †	7,225,000	7,723,041
IBM International Group Capital LLC
5.050% due 10/22/12 †	3,030,000	3,300,858
International Business Machines Corp
7.625% due 10/15/18 †	4,405,000	5,429,881
Oracle Corp
6.500% due 04/15/38	1,860,000	2,163,528
Sensata Technologies BV (Netherlands)
8.000% due 05/01/14	2,260,000	2,118,750
SunGard Data Systems Inc
10.250% due 08/15/15 †	1,775,000	1,819,375

		38,828,760

Materials - 1.2%

Barrick Gold Corp (Canada)
6.950% due 04/01/19 †	1,670,000	1,959,182
Crown Americas LLC
7.750% due 11/15/15 †	14,000	14,315
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15 †	2,390,000	2,545,166
Georgia-Pacific LLC
7.000% due 01/15/15 ~	1,660,000	1,643,400
7.700% due 06/15/15	780,000	791,700
Owens-Brockway Glass Container Inc
8.250% due 05/15/13 †	225,000	231,188
Rio Tinto Finance USA Ltd (Australia)
5.875% due 07/15/13 †	10,055,000	10,844,559
Teck Resources Ltd (Canada)
9.750% due 05/15/14	360,000	397,800
10.250% due 05/15/16	310,000	351,850
10.750% due 05/15/19 †	600,000	700,500
Vale Overseas Ltd (Cayman)
6.875% due 11/21/36	3,370,000	3,504,089
Vedanta Resources PLC (United Kingdom)
8.750% due 01/15/14 ~	1,888,000	1,878,560

		24,862,309

Telecommunication Services - 3.8%

America Movil SAB de CV (Mexico)
5.625% due 11/15/17 †	1,500,000	1,558,684
AT&T Inc
5.800% due 02/15/19 †	7,010,000	7,516,760
6.300% due 01/15/38 †	4,275,000	4,494,996
6.400% due 05/15/38 †	630,000	671,225
Cricket Communications Inc
7.750% due 05/15/16 ~	2,715,000	2,769,300
Deutsche Telekom International Finance BV (Netherlands)
6.750% due 08/20/18	1,545,000	1,733,241
Intelsat Intermediate Holding Co Ltd (Bermuda)
0.000% due 02/01/15 §	3,620,000	3,629,050
Nordic Telephone Co Holdings (Denmark)
8.875% due 05/01/16 ~	2,475,000	2,574,000
Qwest Communications International Inc
7.250% due 02/15/11 †	1,050,000	1,069,688
Qwest Corp
8.875% due 03/15/12	1,555,000	1,644,412
Rogers Communications Inc (Canada)
6.800% due 08/15/18 †	8,260,000	9,288,040
9.625% due 05/01/11	8,000,000	8,904,280
Sprint Capital Corp
8.375% due 03/15/12	2,020,000	2,095,750
8.750% due 03/15/32 †	3,049,000	2,896,550
Telecom Italia Capital SA (Luxembourg)
7.721% due 06/04/38 †	4,695,000	5,594,332
Verizon Communications Inc
5.350% due 02/15/11 †	2,700,000	2,842,339
6.400% due 02/15/38 †	4,365,000	4,681,057
Verizon Wireless Capital LLC
8.500% due 11/15/18 † ~	9,120,000	11,409,540
VIP Finance Ireland Ltd (Ireland)
8.375% due 04/30/13 ~	515,000	541,017

		75,914,261

Utilities - 2.2%

AEP Texas Central Transition Funding LLC
5.306% due 07/01/20	2,500,000	2,707,758
Calpine Construction Finance Co LP
8.000% due 06/01/16 † ~	1,285,000	1,323,550
Dominion Resources Inc
5.150% due 07/15/15	4,500,000	4,778,644
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Dynegy Holdings Inc
7.750% due 06/01/19 †	$495,000	$424,462
Edison Mission Energy
7.625% due 05/15/27	900,000	648,000
7.750% due 06/15/16 †	3,170,000	2,789,600
Energy Future Holdings Corp
10.875% due 11/01/17	665,000	505,400
FirstEnergy Corp
7.375% due 11/15/31 †	5,200,000	5,846,880
MidAmerican Energy Holdings Co
6.125% due 04/01/36	601,000	651,119
6.500% due 09/15/37	2,400,000	2,728,450
Mirant Americas Generation LLC
8.300% due 05/01/11	775,000	792,438
Mirant North America LLC
7.375% due 12/31/13	2,025,000	2,025,000
NRG Energy Inc
7.375% due 02/01/16 †	3,225,000	3,128,250
PacifiCorp
5.650% due 07/15/18	4,360,000	4,776,245
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 †	1,790,000	1,297,750
The AES Corp
8.000% due 06/01/20 †	1,030,000	1,027,425
8.750% due 05/15/13 ~	3,555,000	3,639,431
9.750% due 04/15/16 † ~	990,000	1,084,050
Virginia Electric & Power Co
6.350% due 11/30/37 †	1,680,000	1,935,817
Wind Acquisition Finance SA (Luxembourg)
10.750% due 12/01/15 ~	1,555,000	1,718,275

		43,828,544

Total Corporate Bonds & Notes (Cost $710,905,988)		721,678,334

SENIOR LOAN NOTES - 0.8%

Consumer Discretionary - 0.2%

Asurion Corp (1st Lien)
3.246% due 07/03/14 §	1,500,000	1,436,250
Ford Motor Co (Primary 3)
3.494% due 12/15/13 §	1,484,823	1,323,878
Hanesbrands Inc Term B
5.281% due 10/27/09 §	791,489	796,271
Regal Cinemas Corp
4.033% due 12/31/09 §	382,703	381,956

		3,938,355

Financials - 0.0%

First Data Corp Term B2 (Initial)
3.035% due 09/24/14 §	1,240,506	1,071,116

Health Care - 0.2%

Community Health Systems Inc
2.615% due 07/25/14 §	1,798,200	1,693,455
Community Health Systems Inc
(Delay Draw Term Loan)
2.496% due 07/25/14 §	165,689	156,038
HCA Inc Term B
2.533% due 11/17/13 §	1,510,923	1,428,106

		3,277,599

Materials - 0.1%

Georgia-Pacific Corp Term B
2.338% due 12/21/12 §	479,705	478,705
Georgia-Pacific Corp Term C
3.566% due 12/21/12 §	871,022	840,534
Graham Packaging Co LP (New Term Loan)
2.554% due 04/05/14 §	1,336,646	1,339,776

		2,659,015

Telecommunication Services - 0.1%

Level 3 Communications Term B
2.683% due 03/13/14 §	1,500,000	1,328,625

Utilities - 0.2%

Calpine Corp (1st Priority)
3.165% due 03/29/14 §	1,984,848	1,814,373
NRG Energy Inc
2.006% due 12/09/13 §	990,367	942,499
Texas Competitive Electric
Holdings Co LLC Term B2
3.745% due 10/10/14 §	1,488,608	1,182,327

		3,939,199

Total Senior Loan Notes (Cost $13,694,030)		16,213,909

MORTGAGE-BACKED SECURITIES - 40.8%

Collateralized Mortgage Obligations - Commercial - 1.7%

Banc of America Commercial Mortgage Inc
5.929% due 05/10/45 “ §	10,080,000	9,713,626
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/38 “	4,000,000	3,719,551
5.903% due 09/11/38 “ §	6,625,000	6,446,721
Citigroup/Deutsche Bank Commercial
Mortgage Trust
5.617% due 10/15/48 “	4,750,000	4,395,519
Commercial Mortgage Pass-Through Certificates
5.961% due 06/10/46 “ §	5,000,000	4,794,820
LB-UBS Commercial Mortgage Trust
6.080% due 06/15/38 “ §	1,575,000	1,495,137
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.363% due 09/15/21 “ § ~	2,677,080	1,758,660
Merrill Lynch Mortgage Trust
5.840% due 05/12/39 “ §	1,005,000	945,861

		33,269,895

Collateralized Mortgage Obligations - Residential - 5.2%

American Home Mortgage Assets
0.436% due 09/25/46 “ §	7,294,334	3,421,694
Arran Residential Mortgages Funding PLC (United Kingdom)
0.580% due 04/12/56 “ § ~ ж	1,901,762	1,762,078
Citigroup Mortgage Loan Trust Inc
6.500% due 10/25/36 “ ~	6,592,861	4,419,926
Citimortgage Alternative Loan Trust
6.000% due 01/25/37 “	12,142,120	7,792,990
Countrywide Alternative Loan Trust
0.456% due 04/25/47 “ §	11,517,755	5,383,750
6.500% due 09/25/36 “	5,725,139	4,791,757
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35 “	6,885,628	6,322,640
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Fannie Mae
6.500% due 09/25/33 - 01/25/34 “	$7,913,050	$8,183,705
Fannie Mae (IO)
7.254% due 04/25/32 “ §	13,492,947	1,091,994
Freddie Mac
1.243% due 02/15/32 “ §	840,588	843,369
5.000% due 10/15/34 “	13,273,897	13,523,896
Freddie Mac (IO)
6.857% due 05/15/36 “ §	10,488,959	972,609
6.907% due 05/15/36 “ §	57,229,728	5,420,559
6.957% due 09/15/29 - 08/15/35 “ §	8,846,331	794,194
Greenpoint Mortgage Funding Trust
0.426% due 01/25/37 “ §	3,885,899	1,932,231
IndyMac Index Mortgage Loan Trust
0.486% due 06/25/37 “ §	7,257,186	3,349,318
0.506% due 06/25/35 “ §	5,247,460	2,793,741
Lehman Mortgage Trust
6.000% due 05/25/37 “	2,528,387	2,064,911
Permanent Master Issuer PLC (United Kingdom)
0.549% due 10/15/15 “ §	5,375,000	5,227,182
Residential Asset Securitization Trust
6.000% due 08/25/36 “	4,618,903	3,039,172
Thornburg Mortgage Securities Trust
0.356% due 11/25/46 “ §	2,011,391	1,902,871
Washington Mutual Alternative Mortgage Pass-Through Certificates
6.000% due 07/25/36 “	2,329,937	1,714,972
Washington Mutual Mortgage Pass-Through Certificates
0.516% due 12/25/45 “ §	2,866,604	1,736,381
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/37 “	10,584,948	9,060,026
6.000% due 08/25/37 “	8,138,501	6,721,560

		104,267,526

Fannie Mae - 17.0%

4.500% due 04/01/23 - 10/14/39 “ †	50,110,222	51,375,265
5.000% due 10/14/39 - 10/19/39 “	115,600,000	119,628,404
5.500% due 12/01/22 - 11/12/39 “	123,089,031	128,411,497
6.000% due 10/14/39 - 11/12/39 “	19,137,000	20,176,254
6.500% due 11/01/38 - 10/14/39 “	19,949,797	21,292,640

		340,884,060

Freddie Mac - 13.5%

5.000% due 12/01/35 - 10/14/39 “	82,603,429	85,412,004
5.424% due 06/01/37 “ §	924,115	972,993
5.458% due 07/01/37 “ §	1,567,727	1,650,966
5.500% due 08/01/37 - 11/12/39 “	33,447,489	35,027,815
5.517% due 06/01/37 “ §	9,186,601	9,668,001
5.569% due 06/01/37 “ §	869,830	916,245
5.887% due 11/01/36 “ §	3,971,870	4,198,130
5.915% due 01/01/37 “ §	1,287,526	1,359,645
6.000% due 11/13/38 - 10/14/39 “	123,500,000	130,279,552

		269,485,351

Government National Mortgage Association - 3.4%

4.500% due 11/19/33 - 10/21/39 “	4,200,000	4,251,875
5.000% due 10/21/39 “	42,200,000	43,659,813
6.000% due 10/21/39 “	10,000,000	10,557,820
6.500% due 10/21/39 “	10,000,000	10,614,060

		69,083,568

Total Mortgage-Backed Securities (Cost $838,479,333)		816,990,400

ASSET-BACKED SECURITIES - 5.7%

American Express Credit Account Master Trust
0.233% due 12/17/12 “ §	11,000,000	10,970,079
Asset-Backed Securities Corp Home Equity
0.666% due 05/25/35 “ §	2,496,387	2,364,277
Capital One Auto Finance Trust
5.070% due 07/15/11 “	147,862	148,101
Capital One Multi-Asset Execution Trust
4.950% due 08/15/12 “	29,665,000	29,718,797
Citibank Credit Card Issuance Trust
0.409% due 05/21/12 “ §	20,000,000	19,949,580
0.464% due 01/09/12 “ §	3,775,000	3,737,569
Citigroup Mortgage Loan Trust Inc
0.316% due 05/25/37 “ §	2,766,337	1,980,100
0.396% due 08/25/36 “ §	1,427,450	940,181
Countrywide Asset-Backed Certificates
0.306% due 11/25/37 “ §	9,828,792	9,085,040
Credit-Based Asset Servicing & Securitization LLC
5.891% due 02/25/37 “ §	1,451,192	1,204,422
DaimlerChrysler Auto Trust
5.380% due 03/08/11 “	2,625,102	2,663,906
GSAA Trust
0.406% due 07/25/36 “ §	3,500,000	1,226,583
Harley-Davidson Motorcycle Trust
5.350% due 03/15/13 “	1,726,563	1,783,055
Helios Finance LP CDO (Cayman)
0.946% due 10/20/14 “ § ~ ж	3,772,225	3,319,558
Home Equity Asset Trust
0.676% due 02/25/36 “ § ж	2,000,000	367,869
Household Automotive Trust
5.300% due 11/17/11 “	1,730,525	1,761,934
Nelnet Student Loan Trust
0.494% due 04/27/20 “ §	665,635	665,248
Option One Mortgage Loan Trust
0.336% due 04/25/37 “ §	1,444,336	1,386,918
Residential Asset Mortgage Products Inc
0.656% due 11/25/35 “ § ж	2,000,000	1,019,091
Residential Asset Securities Corp
0.396% due 01/25/35 “ §	7,000,000	5,113,231
0.656% due 11/25/35 “ § ж	3,820,000	926,789
Triad Auto Receivables Owner Trust
5.280% due 02/13/12 “	7,489,629	7,554,686
5.410% due 08/12/11 “	791,720	796,457
USAA Auto Owner Trust
5.370% due 02/15/12 “	3,408,281	3,474,535
Washington Mutual Asset-Backed Certificates
0.336% due 05/25/47 “ §	2,787,517	2,090,769

Total Asset-Backed Securities (Cost $126,562,699)		114,248,775

U.S. GOVERNMENT AGENCY ISSUES - 6.6%

Fannie Mae
3.000% due 09/16/14 †	3,790,000	3,858,754
6.000% due 05/15/11	14,200,000	15,383,130
7.250% due 01/15/10 †	35,000,000	35,724,150
Farmer Mac Guaranteed Notes Trust
5.125% due 04/19/17 ~	8,400,000	9,116,377
Freddie Mac
1.750% due 06/15/12 †	12,400,000	12,476,954
2.125% due 03/23/12 †	5,600,000	5,708,534
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
2.500% due 01/07/14 †	$4,645,000	$4,679,424
3.000% due 07/28/14 †	41,564,000	42,438,631
Tennessee Valley Authority
5.250% due 09/15/39	1,990,000	2,108,457

Total U.S. Government Agency Issues (Cost $128,153,202)		131,494,411

U.S. TREASURY OBLIGATIONS - 12.1%

U.S. Treasury Bonds - 5.0%

3.500% due 02/15/39 †	16,880,000	15,302,783
4.250% due 05/15/39 †	51,174,000	52,973,124
4.500% due 08/15/39 †	19,960,000	21,531,870
8.875% due 08/15/17 †	7,170,000	10,046,962

		99,854,739

U.S. Treasury Inflation Protected Securities - 3.0%

1.375% due 07/15/18 ^ † ‡	19,724,522	19,551,933
1.625% due 01/15/15 ^	7,590,632	7,740,077
2.000% due 07/15/14 ^	1,828,048	1,901,740
2.500% due 01/15/29 ^ †	12,177,513	13,121,693
3.875% due 04/15/29 ^ † ‡	14,096,030	18,214,788

		60,530,231

U.S. Treasury Notes - 4.1%

1.750% due 08/15/12 †	11,650,000	11,775,610
2.375% due 09/30/14	1,130,000	1,133,529
2.375% due 03/31/16 †	31,240,000	30,422,418
3.125% due 05/15/19 †	4,321,000	4,254,500
3.625% due 08/15/19 †	32,960,000	33,850,975

		81,437,032

Total U.S. Treasury Obligations (Cost $236,291,931)		241,822,002

PURCHASED OPTIONS - 0.0%
(See Note (f) to Notes to Schedule of Investments) (Cost $741,636)		494,984

SHORT-TERM INVESTMENTS - 27.5%

U.S. Government Agency Issues - 4.7%

Fannie Mae
0.050% due 01/25/10 ‡	3,980,000	3,979,037
3.000% due 10/05/09	20,000,000	19,999,500
3.000% due 01/11/10	50,000,000	49,985,850
Federal Home Loan Bank
1.050% due 02/23/10	20,000,000	20,059,080

		94,023,467

U.S. Treasury Bills - 16.8%

3.000% due 10/29/09	236,300,000	236,290,784
3.000% due 01/14/10	100,200,000	100,175,150

		336,465,934

Repurchase Agreements - 6.0%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $373,000; collateralized by Freddie Mac: 0.000% due 12/07/09 and market value $384,808)	373,000	373,000
JPMorgan Securities Inc 0.030% due 10/01/09 (Dated 09/30/09, repurchase price of $119,800,100; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $122,196,015)	119,800,000	119,800,000

		120,173,000

Total Short-Term Investments (Cost $550,483,236)		550,662,401

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 129.5% (Cost $2,605,371,540)		2,593,687,221

	Shares
SECURITIES LENDING COLLATERAL - 15.8%
Pacific Select Liquidating Trust + Ω	263,929,896	262,140,451
Sigma Liquidating Trust ¤ ж +	7,753,907	853
State Street Navigator Securities Lending PSF Portfolio	54,663,612	54,663,612

Total Securities Lending Collateral (Cost $312,735,117)		316,804,916

TOTAL INVESTMENTS - 145.3% (Cost $2,918,106,657)		2,910,492,137

OTHER ASSETS & LIABILITIES, NET - (45.3%)		(908,021,493)

NET ASSETS - 100.0%		$2,002,470,644

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $262,141,304 or 13.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $2,563,400 or 0.1% of the net assets were in default as of September 30, 2009.

(d)	4.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(e)	Open futures contracts outstanding as of September 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/10)	830	$830,000,000	$918,655
Eurodollar (06/10)	138	138,000,000	82,110
Eurodollar (09/10)	92	92,000,000	62,526
U.S. Treasury 2-Year Notes (12/09)	1,022	204,400,000	1,439,443
U.S. Treasury 5-Year Notes (12/09)	1,684	168,400,000	2,518,894

Short Futures Outstanding
U.S. Treasury 10-Year Notes (12/09)	2,075	207,500,000	(4,727,978)
U.S. Treasury 30-Year Bonds (12/09)	588	58,800,000	(745,223)

			($451,573)

(f)	Purchased options outstanding as of September 30, 2009 were as follows:
Options on Exchange-Traded Futures Contracts

	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Cost	Value

Put - CBOT 10-Year U.S. Treasury Note Futures (11/09)	$117.50	10/23/09	MER	115	$72,249	$66,484
Put - CBOT 10-Year U.S. Treasury Note Futures (12/09)	117.00	11/20/09	MER	355	509,638	299,531
Call - CBOT 10-Year U.S. Treasury Note Futures (12/09)	120.00	11/20/09	GSC	163	114,295	101,875
Put - CME Eurodollar Futures (12/09)	99.50	12/14/09	ADV	255	45,454	27,094

					$741,636	$494,984

Total Purchased Options					$741,636	$494,984

(g)	Transactions in written options for the period ended September 30, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, December 31, 2008	-	207,235,000	$290,129
Call Options Written	2,252	-	1,809,419
Put Options Written	3,324	-	2,246,461
Call Options Expired	(1,287)	-	(1,075,378)
Put Options Expired	(1,559)	-	(1,009,058)
Call Options Repurchased	(383)	(207,235,000)	(635,948)
Put Options Repurchased	(990)	-	(771,584)

Outstanding, September 30, 2009	1,357	-	$854,041

(h)	Premiums received and value of written options outstanding as of September 30, 2009 were as follows:
Options on Exchange-Traded Futures Contracts

	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value

Put - CBOT 30-Year U.S. Treasury Bond Futures (12/09)	$114.00	11/20/09	MER	109	$200,614	$44,281
Call - CBOT 10-Year U.S. Treasury Note Futures (12/09)	117.00	11/20/09	MER	171	161,489	371,391
Put - CME Eurodollar Futures (12/09)	99.25	12/14/09	ADV	255	21,484	12,750
Put - CME Eurodollar Futures (03/10)	98.75	03/15/10	ADV	109	67,580	23,844
Put - CME Eurodollar Futures (03/10)	98.88	03/15/10	ADV	73	43,435	19,163
Call - CME Eurodollar Futures (03/10)	99.00	03/15/10	ADV	182	120,127	227,500
Call - CME Eurodollar Futures (03/10)	99.38	03/15/10	ADV	229	106,606	115,931
Put - CME Eurodollar Futures (03/10)	99.38	03/15/10	ADV	229	132,706	115,931

					$854,041	$930,791

Total Written Options					$854,041	$930,791

(i)	As of September 30, 2009, securities with a total aggregate market value of $5,119,005 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Value Creation Inc Strike @ $0.00 Exp. 01/29/14 * +	301,560	$-

Total Warrants
(Cost $0)		-

COMMON STOCKS - 0.0%

Consumer Discretionary - 0.0%

Euramax Holdings Inc ‘A’ * +	948	37,953
Parts Holdings SAS Term C2 * ж + (France)	5,625	-
Parts Holdings SAS Term C3 * ж + (France)	104,254	-

		37,953

Total Common Stocks
(Cost $60,302)		37,953

	Principal
	Amount
CORPORATE BONDS & NOTES - 1.8%

Health Care - 1.8%

Azithromycin Royalty Sub LLC (Unsecured)
16.000% due 05/15/19 ~ ж	$14,000,000	11,480,000
Celtic Pharmaceutical Holdings LP (Unsecured)
17.000% due 06/15/12 ~ ж	2,801,530	1,820,995
Molecular Insight Pharmaceuticals Inc (Unsecured)
9.170% due 11/01/12 ~ § ж	3,317,681	2,753,675

		16,054,670

Total Corporate Bonds & Notes
(Cost $19,955,792)		16,054,670

SENIOR LOAN NOTES - 88.6%

Consumer Discretionary - 30.7%

Aramark Corp (Letter of Credit)
2.336% due 01/26/14 §	657,083	614,520
Aramark Corp (US Term Loan)
2.156% due 01/26/14 §	10,014,376	9,365,695
Asurion Corp (1st Lien)
3.250% due 07/03/14 §	11,000,000	10,516,495
AWAS Capital Inc (1st Lien)
2.063% due 03/15/13 §	4,127,399	3,783,463
AWAS Capital Inc Facility (2nd Lien)
6.313% due 03/24/13 §	1,799,693	1,133,806
Blockbuster Inc Tranche B
4.822% due 08/20/11 §	11,030,104	10,956,588
Burlington Coat Factory Warehouse Corp
2.565% due 05/28/13 §	13,943,364	12,797,986
Catalina Marketing Corp (Initial Term Loan)
2.994% due 10/01/14 §	9,946,761	9,577,885
CBR Fashion GmbH Facility (2nd Lien) (Germany)
4.438% due 10/19/16 §	EUR 2,500,000	1,993,813
CBR Fashion GmbH Facility Term B (Germany)
2.563% due 04/20/15 §	1,250,000	1,478,220
CBR Fashion GmbH Facility Term C (Germany)
2.813% due 04/19/16 §	1,116,174	1,328,128
Cedar Fair LP (US Term Loan)
2.246% due 08/30/12 §	$429,075	$414,327
Cedar Fair LP Term B
4.246% due 08/30/14 §	1,555,737	1,516,198
Cengage Learning Acquisitions Inc
2.750% due 07/03/14 §	8,478,371	7,622,056
Cequel Communications LLC
2.253% due 11/05/13 §	16,827,772	15,927,318
Charter Communications Operating LLC (New Term Loan)
6.250% due 03/06/14 §	19,247,862	18,195,197
Clarke American Corp Tranche B
2.772% due 06/30/14 §	17,343,836	14,620,854
Dana Holding Corp due 01/30/15 § ¥	1,131,440	1,015,156
4.250% due 01/30/15 §	1,828,780	1,640,827
Discovery Communications Holdings LLC Term C
5.250% due 05/14/14 §	3,980,000	4,052,138
Dollar General Corp Tranche B1
3.116% due 07/07/14 §	7,980,000	7,797,378
Dollar General Corp Tranche B2
2.996% due 07/07/14 §	5,286,750	5,113,107
Euramax International Inc
10.044% due 06/29/13 §	8,190,583	4,641,317
Fontainebleau Florida Hotel LLC Tranche C
10.000% due 06/06/12 § ж	2,500,000	1,437,500
Ginn La Conduit Lender Inc Tranche A (1st Lien Credit-Linked Deposit)
7.750% due 06/08/11 § ¤ ж	1,584,214	134,658
Ginn La Conduit Lender Inc Tranche B (1st Lien)
6.196% due 06/08/11 § ¤ ж	3,395,064	288,580
Green Valley Ranch Gaming LLC (2nd Lien)
3.549% due 08/16/14 § ¤	5,500,000	1,526,250
Knology Inc
2.511% due 06/30/12 §	4,597,701	4,433,908
KnowledgePoint360 Group LLC (2nd Lien)
7.430% due 04/13/15 § ж	1,000,000	650,000
Kronos Inc (1st Lien Initial Term Loan)
2.283% due 06/11/14 §	10,291,867	9,705,231
Lake at Las Vegas Joint Venture
9.746% due 08/07/09 § ¤ ж	9,696,309	5,332,970
12.100% due 06/20/12 § ¤	18,710,602	1,029,177
Lake at Las Vegas Joint Venture (Credit-Linked Deposit)
12.350% due 06/20/12 § ¤ ж	1,926,263	105,954
Las Vegas Sands LLC (Delayed Draw Term Loan)
1.750% due 05/23/14 §	1,173,599	987,126
Las Vegas Sands LLC Tranche B
due 05/23/14 § ¥	113,287	95,287
6.580% due 05/23/14 §	5,695,287	4,790,363
Metro-Goldwyn-Mayer Inc Tranche B
5.500% due 04/09/12 §	7,888,520	4,527,143
Metro-Goldwyn-Mayer Inc Tranche B1
5.500% due 04/09/12 §	3,208,546	1,841,352
Michaels Stores Inc (Replacement Term Loan)
2.538% due 10/31/13 §	2,583,333	2,310,650
Nielsen Finance LLC Term A (Dollar Term Loan)
2.249% due 08/09/13 §	5,824,718	5,506,164
Nielson Finance LLC Term B (Dollar Term Loan)
3.999% due 05/01/16 §	12,508,752	11,824,648
Ozburn-Hessey Holding Co LLC
3.662% due 08/10/12 §	8,213,026	7,720,245
Regal Cinemas Corp (New Term Loan)
4.033% due 10/27/13 §	10,182,301	10,163,209
Sabre Inc (Initial Term Loan)
2.644% due 09/30/14 §	20,847,297	18,412,958
Sally Holdings LLC Term B
2.551% due 11/16/13 §	4,837,071	4,622,426

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Tamarack Resort LLC
20.250% due 04/17/09 § ¤ ж	$41,867	$37,680
Tamarack Resort LLC Tranche A (Credit-Linked Deposit)
8.051% due 05/19/11 § ¤ ж	402,414	37,223
Tamarack Resort LLC Tranche B
7.500% due 05/19/11 § ¤ ж	594,567	54,998
TME UK Acquisition Co Ltd (1st Lien) (United Kingdom)
4.020% due 04/13/14 § ж	GBP 1,591,136	2,021,587
Univision Communications Inc (Initial Term Loan)
2.533% due 09/29/14 §	$17,669,183	15,000,783
VML US Finance LLC Term B (Delay Draw Term Loan)
5.790% due 05/25/12 §	1,982,588	1,899,567
VML US Finance LLC Term B (Funded Project Loan)
5.790% due 05/27/13 §	7,214,370	6,912,269
WAICCS Las Vegas 3 LLC (2nd Lien)
11.250% due 07/30/09 § ¤ ж	4,000,000	590,000
Water PIK Inc (1st Lien)
3.496% due 06/15/13 § ж	1,832,002	1,458,731
WideOpenWest Finance LLC (1st Lien)
2.756% due 06/30/14 §	8,756,000	8,189,049
Young Broadcasting Inc
4.750% due 11/03/12 § ¤	2,209,924	1,175,867

		280,926,025

Consumer Staples - 5.7%

Dole Food Co Inc (Credit-Linked Deposit)
7.366% due 04/12/13 §	844,014	855,970
Dole Food Co Inc Tranche B
8.000% due 04/12/13 §	1,471,601	1,492,446
Pierre Foods Inc due 09/30/14 § ¥	1,823,600	1,841,836
6.000% due 09/30/14 §	56,400	56,964
Revlon Consumer Products Corp
4.337% due 01/15/12 §	10,125,000	9,829,704
Rite Aid Corp due 06/04/14 § ¥	1,497,167	1,426,994
3.000% due 06/04/14 §	479,311	456,846
Solvest Ltd Tranche C
8.000% due 04/12/13 §	5,483,318	5,560,989
Sturm Foods Inc (1st Lien Initial Term Loan)
3.063% due 01/31/14 §	12,654,122	11,705,063
Sturm Foods Inc (2nd Lien Initial Term Loan)
6.563% due 07/31/14 §	1,562,500	1,320,313
WM Bolthouse Farms Inc (1st Lien)
2.563% due 12/16/12 §	3,855,061	3,777,979
Wm Wrigley Jr Co Tranche B
6.500% due 09/30/14 §	13,325,961	13,581,354

		51,906,458

Energy - 3.5%

CCS Inc due 11/14/14 § ¥	3,150,000	2,514,755
Coffeyville Resources LLC (Funded Letter of Credit)
8.750% due 12/28/10 §	231,463	232,332
Coffeyville Resources LLC Tranche D
8.750% due 12/30/13 §	1,854,427	1,861,381
Continental Alloys & Services Inc
4.750% due 06/15/12 § ж	5,537,202	3,986,785
Dynegy Holdings Inc Facility (Letter of Credit)
4.000% due 04/02/13 §	12,952,029	12,511,336
Dynegy Holdings Inc Tranche B
4.000% due 04/02/13 §	1,045,305	1,009,738
Targa Resources Inc
2.246% due 10/31/12 §	653,739	645,362
Targa Resources Inc (Synthetic Letter of Credit)
2.598% due 10/31/12 §	501,399	494,974
Value Creation Inc (Canada)
12.500% due 02/15/10 §	5,916,469	4,585,263
Venoco Inc (2nd Lien)
4.250% due 05/07/14 §	5,000,000	4,279,175

		32,121,101

Financials - 3.4%

First Data Corp Tranche B1 (Initial Term Loan)
2.999% due 09/24/14 §	12,682,170	10,949,850
HUB International Ltd (Delay Draw Term Loan)
2.746% due 06/13/14 §	2,935,184	2,649,003
HUB International Ltd (Initial Term Loan)
2.746% due 06/13/14 §	13,058,413	11,785,218
Kyle Acquisition Group LLC Facility B
5.750% due 07/20/09 § ¤	9,230,394	830,735
Kyle Acquisition Group LLC Facility C
4.000% due 07/20/11 § ¤	5,769,606	519,265
LBREP/L-Suncal Master I LLC (1st Lien)
5.500% due 01/18/10 § ¤ ж	1,558,158	46,745
Nuveen Investments Inc (2nd Lien)
due 07/31/15 § ¥	501,875	503,546
12.500% due 07/31/15 §	2,748,125	2,757,276
Spirit Finance Corp
3.483% due 08/01/13 §	2,000,000	995,000

		31,036,638

Health Care - 13.4%

Aveta Inc
5.500% due 08/22/11 §	4,491,687	4,289,562
Aveta Inc (Acquisition Term Loan)
5.500% due 08/22/11 §	2,903,742	2,773,073
Aveta Inc (New Term Loan)
5.500% due 08/22/11 §	526,361	502,674
BioTech Research Labs (1st Lien)
2.250% due 03/16/14 §	2,840,296	2,307,741
CCS Medical Inc
11.000% due 11/16/09 § +	652,658	652,658
CCS Medical Inc (1st Lien)
4.350% due 09/30/12 § + ¤	16,048,903	7,623,229
CCS Medical Inc (2nd Lien)
8.600% due 03/30/13 § + ¤	2,500,000	131,250
Community Health Systems Inc (Delay Draw Term Loan)
2.496% due 07/25/14 §	582,471	547,764
Community Health Systems Inc (Funded Term Loan)
2.611% due 07/25/14 §	11,417,529	10,762,220
HCA Inc Tranche B1
2.533% due 11/18/13 §	17,260,548	16,337,454
Health Management Associates Inc Term B
2.033% due 02/28/14 §	5,921,430	5,573,546
HealthSouth Corp
2.550% due 03/10/13 §	9,848,436	9,499,112
Inverness Medical Holdings U.S. LLC (1st Lien)
2.265% due 06/26/14 §	1,271,558	1,218,051
Inverness Medical Holdings U.S. LLC (2nd Lien)
4.496% due 06/26/15 §	8,500,000	8,259,195
Life Technologies Corp Facility Term B
5.250% due 11/23/15 §	3,962,500	3,995,488
LifeCare Holdings Inc
4.740% due 08/10/12 §	11,210,602	8,996,508
Medical Staffing Network Inc (2nd Lien)
13.488% due 07/02/14 § ж	1,006,111	553,361
Mylan Inc Tranche B
3.550% due 10/02/14 §	15,169,721	14,821,424

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Select Medical Corp Tranche B1
4.162% due 08/22/14 §	$10,349,023	$10,116,170
Talecris Biotherapeutics Holdings Corp (1st Lien)
3.960% due 12/06/13 §	13,576,439	13,361,456

		122,321,936

Industrials - 4.9%

Alpha Topco Ltd Facility B1 (Formula One) (United Kingdom)
2.496% due 12/31/13 §	2,380,607	2,136,594
Alpha Topco Ltd Facility B2 (Formula One) (United Kingdom)
2.496% due 12/31/13 §	1,608,032	1,443,209
Alpha Topco Ltd Facility D (Formula One) (United Kingdom)
3.746% due 06/30/14 §	2,000,000	1,571,500
BakerCorp Tranche C
2.653% due 05/08/14 §	9,286,250	8,129,322
Delta Air Lines Inc due 09/27/13 § ¥	2,874,875	2,866,495
8.750% due 09/27/13 §	725,125	723,011
Delta Air Lines Inc (2nd Lien)
3.499% due 04/30/14 §	3,899,939	3,277,567
Delta Air Lines Inc (Credit-Linked Deposit)
2.251% due 04/30/12 §	1,960,000	1,801,103
FR Brand Acquisition Corp Term B (1st Lien)
2.317% due 02/07/14 §	5,070,000	4,681,283
Gainey Corp
9.250% due 04/20/12 § ¤	3,764,606	527,045
Key Safety Systems Inc (1st Lien)
2.991% due 03/08/14 §	6,093,750	3,745,127
US Airways Group Inc
2.746% due 03/21/14 §	13,023,864	8,612,030
Vangent Inc
2.650% due 02/14/13 § ж	5,836,082	5,529,688

		45,043,974

Information Technology - 8.8%

Affiliated Computer Services Inc
2.246% due 03/20/13 §	4,563,359	4,547,866
Affiliated Computer Services Inc Term B
2.246% due 03/20/13 §	5,886,343	5,866,359
Applied Systems Inc
2.746% due 09/26/13 §	1,143,713	1,095,105
Brocade Communication Systems Inc
7.000% due 10/07/13 §	13,095,841	13,210,430
CDW Corporation (New Term Loan)
3.244% due 10/10/14 §	3,498,406	2,865,054
Commscope Inc Term B
2.783% due 12/26/14 §	7,987,298	7,832,545
Serena Software Inc
2.322% due 03/11/13 §	2,283,535	2,123,687
SkillSoft Corp
3.783% due 05/14/13 §	3,783,254	3,606,709
SunGard Data Systems Inc (Incremental Term Loan)
6.750% due 02/28/14 §	9,922,406	9,982,337
SunGard Data Systems Inc Tranche B
4.079% due 02/28/16 §	5,185,757	5,072,966
TWCC Holding Corp
7.250% due 09/14/15 §	14,909,661	15,166,853
Vertafore Inc (New Term Loan)
2.893% due 07/31/14 §	9,799,907	9,358,911

		80,728,822

Materials - 6.3%

Appleton Papers Inc Term B
6.500% due 06/05/13 §	5,852,714	5,208,915
Boise Paper Holdings LLC (2nd Lien)
9.250% due 02/23/15 §	1,000,000	997,500
Custom Building Products Inc (1st Lien)
8.000% due 10/29/11 §	842,952	822,932
Custom Building Products Inc (2nd Lien)
10.750% due 04/20/12 §	3,000,000	2,895,000
Graham Packaging Co LP Term B
2.554% due 10/07/11 §	2,612,913	2,560,328
Graham Packaging Co LP Term C
6.750% due 04/05/14 §	6,341,819	6,364,459
Inuit Holdings U.S. Inc Facility B2
2.622% due 06/13/15 §	3,741,591	2,703,300
Inuit Holdings U.S. Inc Facility C2
2.872% due 06/13/16 §	3,741,591	2,722,008
Matrix Acquisition Corp Tranche B
2.246% due 04/12/14 §	6,960,509	5,893,219
Murray Energy Corp (2nd Lien)
8.813% due 01/28/11 §	997,392	974,951
Nalco Co
5.900% due 05/13/16 §	6,965,000	7,095,594
Solutia Inc
7.250% due 02/28/14 §	15,269,416	15,517,621
Texas Petrochemical LP Term B
2.813% due 06/27/13 §	1,108,771	917,507
Texas Petrochemical LP Term B (Incremental Term Loan)
2.813% due 06/27/13 §	374,245	309,688
United Central Industrial Supply Co LLC
2.501% due 03/31/12 §	2,781,494	2,642,419

		57,625,441

Telecommunication Services - 4.4%

Avaya Inc
due 10/24/14 § ¥	2,994,877	2,425,851
Digicel International Finance Ltd Tranche A
2.813% due 03/30/12 § ж	2,083,375	2,015,665
Iowa Telecommunications Services Inc Tranche B
2.035% due 11/23/11 §	3,800,000	3,667,000
Level 3 Financing Inc Tranche A
2.683% due 03/13/14 §	18,500,000	16,451,772
Level 3 Financing Inc Tranche B
11.500% due 03/13/14 §	500,000	531,330
MetroPCS Wireless Inc Tranche B
2.661% due 11/03/13 §	16,078,545	15,429,856

		40,521,474

Utilities - 7.5%

ANP Funding I LLC Tranche A
3.756% due 07/29/10 §	5,000,000	4,998,450
Bosque Power Co LLC
5.533% due 01/16/15 §	4,970,171	4,112,816
Calpine Corp (First Priority Term Loan)
3.165% due 03/29/14 §	18,246,665	16,758,832
Coleto Creek Power LP (1st Lien)
3.022% due 06/28/13 §	7,095,237	6,509,880
Coleto Creek Power LP (1st Lien Synthetic Letter of Credit)
3.033% due 06/28/13 §	3,347,879	3,088,418
Mach Gen LLC (1st Lien Synthetic Letter of Credit)
2.598% due 02/22/13 §	776,504	724,735
NRG Energy Inc
2.022% due 02/01/13 §	9,717,807	9,230,070
NRG Energy Inc (Credit Linked Deposit)
2.033% due 02/01/13 §	5,219,177	4,957,226

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FLOATING RATE LOAN PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Texas Competitive Electric Holdings Co LLC Tranche B2 (Initial Term Loan)
3.754% due 10/10/14 §	$21,265,860	$16,988,552
Texas Competitive Electric Holdings Co LLC Tranche B3 (Initial Term Loan)
3.754% due 10/10/14 §	1,568,578	1,253,082

		68,622,061

Total Senior Loan Notes
(Cost $884,765,114)		810,853,930

SHORT-TERM INVESTMENT - 12.1%

Repurchase Agreement - 12.1%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $110,855,031; collateralized by Fannie Mae: 3.875% - 5.250% due 12/10/09 - 08/01/12 and market value $107,626,164; and Freddie Mac: 0.00% - 2.350% due 12/07/09 - 08/27/12 and market value $5,446,353)	110,855,000	110,855,000

Total Short-Term Investment
(Cost $110,855,000)		110,855,000

TOTAL INVESTMENTS - 102.5%
(Cost $1,015,636,208)		937,801,553

OTHER ASSETS & LIABILITIES, NET - (2.5%)		(23,143,128)

NET ASSETS - 100.0%		$914,658,425

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities and senior loans with a total aggregate market value of $690,611 or 0.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Senior loans with a total aggregate market value of $19,991,626 or 2.2% of the net assets were in default as of September 30, 2009.

(d)	4.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financials - 0.1%

Preferred Blocker Inc ~	2,090	$1,215,578

Total Preferred Stocks (Cost $876,762)		1,215,578

CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

General Motors Corp 1.500%	5,000	17,812

Total Convertible Preferred Stocks (Cost $125,000)		17,812

COMMON STOCKS - 0.3%

Consumer Discretionary - 0.0%

Tropicana Las Vegas *	20,000	340,000

Financials - 0.3%

Citigroup Inc †	650,000	3,146,000

Total Common Stocks (Cost $1,769,031)		3,486,000

EXCHANGE-TRADED FUNDS - 1.9%

iShares iBoxx High Yield Corporate Bond Fund	45,000	3,885,750
iShares S&P 500 Index Fund †	40,000	4,237,600
SPDR Barclays High Yield Bond	80,000	3,079,200
Standard & Poor’s Depository Receipts Trust 1 †	85,000	8,972,600

Total Exchange-Traded Funds (Cost $18,892,894)		20,175,150

	Principal
	Amount

CORPORATE BONDS & NOTES - 91.6%

Consumer Discretionary - 16.2%

AMC Entertainment Inc
8.000% due 03/01/14	$4,350,000	4,219,500
8.750% due 06/01/19	2,000,000	2,075,000
Ameristar Casinos Inc
9.250% due 06/01/14 ~	2,500,000	2,606,250
ARAMARK Corp
8.500% due 02/01/15 †	3,000,000	3,041,250
Arcos Dorados BV (Netherlands)
7.500% due 10/01/19 ~ #	3,500,000	3,495,480
Cablevision Systems Corp
8.000% due 04/15/12	4,500,000	4,713,750
8.625% due 09/15/17 ~	8,000,000	8,300,000
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	3,500,000	3,325,000
13.250% due 07/15/15 ~	2,500,000	2,312,500
Charter Communications Operating LLC
10.000% due 04/30/12 ¤ ~ ж	5,000,000	5,112,500
Clear Channel Communications Inc
5.500% due 09/15/14	6,500,000	2,900,625
10.750% due 08/01/16	3,000,000	1,650,000
DISH DBS Corp
7.750% due 05/31/15	3,000,000	3,075,000
7.875% due 09/01/19 ~	2,000,000	2,030,000
7.875% due 09/01/19 ~ #	3,000,000	3,045,000
Dollar General Corp
10.625% due 07/15/15	3,000,000	3,330,000
General Motors Corp
7.700% due 04/15/16 ¤	4,000,000	630,000
8.250% due 07/15/23 ¤ †	8,500,000	1,360,000
Harrah’s Operating Co Inc
10.000% due 12/15/18 ~	8,035,000	6,428,000
Harrahs Operating Escrow LLC
11.250% due 06/01/17 ~	3,000,000	3,097,500
Interpublic Group of Cos Inc
10.000% due 07/15/17 ~	2,500,000	2,712,500
Jarden Corp
7.500% due 05/01/17 †	1,500,000	1,466,250
8.000% due 05/01/16	2,000,000	2,060,000
JC Penney Corp Inc
6.375% due 10/15/36 †	1,500,000	1,245,000
7.125% due 11/15/23	3,000,000	2,775,000
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14	4,000,000	4,230,000
Levi Strauss & Co
9.750% due 01/15/15 †	2,000,000	2,090,000
Limited Brands Inc
8.500% due 06/15/19 † ~	2,500,000	2,619,655
LIN Television Corp
6.500% due 05/15/13 †	2,500,000	2,275,000
Local TV Finance LLC
9.250% due 06/15/15 ~	1,050,000	362,250
Macy’s Retail Holdings Inc
5.750% due 07/15/14 †	2,500,000	2,361,855
5.900% due 12/01/16	5,000,000	4,607,000
Marquee Holdings Inc
12.000% due 08/15/14 †	1,000,000	832,500
Mashantucket Western Pequot Tribe
8.500% due 11/15/15 ~	745,000	273,788
Mediacom LLC/Mediacom Capital Corp
9.125% due 08/15/19 ~	1,500,000	1,548,750
Medianews Group Inc
6.875% due 10/01/13 ¤	2,500,000	6,500
MGM MIRAGE
6.750% due 09/01/12 †	3,500,000	2,948,750
7.500% due 06/01/16 †	7,500,000	5,850,000
10.375% due 05/15/14 ~	1,500,000	1,608,750
Michaels Stores Inc
10.000% due 11/01/14 †	1,000,000	990,000
11.375% due 11/01/16 †	1,000,000	940,000
Morris Publishing Group LLC
7.000% due 08/01/13 ¤	2,000,000	470,000
Nebraska Book Co Inc
8.625% due 03/15/12	2,000,000	1,765,000
10.000% due 12/01/11 ~ #	1,750,000	1,750,000
Nielsen Finance LLC
0.000% due 08/01/16 §	1,500,000	1,188,750
11.500% due 05/01/16	2,000,000	2,110,000
11.625% due 02/01/14 †	2,500,000	2,650,000
Penn National Gaming Inc
8.750% due 08/15/19 ~	2,000,000	2,015,000
Pinnacle Entertainment Inc
8.625% due 08/01/17 ~	2,000,000	2,020,000
R.H. Donnelley Corp
6.875% due 01/15/13 ¤	1,100,000	68,750
8.875% due 01/15/16 ¤	1,500,000	93,750
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	$1,500,000	$1,436,250
11.875% due 07/15/15 †	2,000,000	2,260,000
Scientific Games International Inc
9.250% due 06/15/19 ~	2,000,000	2,090,000
Sirius XM Radio Inc
9.625% due 08/01/13	1,000,000	912,500
9.750% due 09/01/15 † ~	1,000,000	1,025,000
Standard Pacific Escrow LLC
10.750% due 09/15/16 ~	2,000,000	1,980,000
Starwood Hotels & Resorts Worldwide Inc
7.875% due 10/15/14 †	3,000,000	3,157,500
Tenneco Inc
8.125% due 11/15/15	1,000,000	975,000
8.625% due 11/15/14 †	1,000,000	942,500
The Goodyear Tire & Rubber Co
10.500% due 05/15/16 †	3,000,000	3,270,000
The ServiceMaster Co
10.750% due 07/15/15 † ~	3,500,000	3,351,250
Toys R Us Property Co I LLC
10.750% due 07/15/17 ~	4,000,000	4,320,000
Travelport LLC
9.875% due 09/01/14	1,500,000	1,458,750
11.875% due 09/01/16 †	1,500,000	1,380,000
TRW Automotive Inc
7.000% due 03/15/14 † ~	2,000,000	1,830,000
United Components Inc
9.375% due 06/15/13	1,500,000	1,211,250
Universal City Florida Holding Co I/II
5.233% due 05/01/10 §	2,000,000	1,965,000
8.375% due 05/01/10	1,500,000	1,462,500
Univision Communications Inc
12.000% due 07/01/14 † ~	1,000,000	1,080,000
Videotron Ltee (Canada)
6.875% due 01/15/14	5,115,000	5,089,425
Virgin Media Finance PLC (United Kingdom)
9.125% due 08/15/16	2,000,000	2,065,000
9.500% due 08/15/16	4,000,000	4,230,000
WESCO Distribution Inc
7.500% due 10/15/17	2,500,000	2,187,500

		174,361,578

Consumer Staples - 3.3%

Constellation Brands Inc
7.250% due 09/01/16 †	3,250,000	3,250,000
7.250% due 05/15/17	2,000,000	2,000,000
Couche-Tard U.S. LP
7.500% due 12/15/13	1,500,000	1,524,375
Del Monte Corp
7.500% due 10/15/19 ~ #	3,000,000	3,045,000
Revlon Consumer Products Corp
9.500% due 04/01/11	2,575,000	2,536,375
Rite Aid Corp
9.500% due 06/15/17 †	4,000,000	3,260,000
9.750% due 06/12/16 ~	2,000,000	2,170,000
10.375% due 07/15/16 †	3,500,000	3,473,750
Stater Brothers Holdings Inc
7.750% due 04/15/15	1,505,000	1,467,375
8.125% due 06/15/12	3,500,000	3,535,000
SUPERVALU Inc
7.500% due 05/15/12 †	1,500,000	1,556,250
7.500% due 11/15/14	3,000,000	3,030,000
8.000% due 05/01/16 †	4,000,000	4,160,000

		35,008,125

Energy - 9.2%

Arch Coal Inc
8.750% due 08/01/16 ~	2,500,000	2,587,500
Chesapeake Energy Corp
6.375% due 06/15/15	2,500,000	2,334,375
6.875% due 01/15/16	4,000,000	3,810,000
7.000% due 08/15/14	4,500,000	4,376,250
7.500% due 09/15/13	1,500,000	1,498,125
Cie Generale de Geophysique-Veritas (France)
7.500% due 05/15/15	2,500,000	2,500,000
Complete Production Services Inc
8.000% due 12/15/16	2,000,000	1,830,000
Denbury Resources Inc
9.750% due 03/01/16	3,000,000	3,202,500
El Paso Corp
7.750% due 06/15/10	2,000,000	2,018,016
8.250% due 02/15/16	5,960,000	6,138,800
El Paso Performance-Linked Trust
7.750% due 07/15/11 ~	3,000,000	3,080,133
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	1,870,000
9.500% due 05/01/16 †	1,500,000	1,590,000
Forest Oil Corp
7.250% due 06/15/19 †	1,500,000	1,410,000
8.500% due 02/15/14 ~	2,000,000	2,025,000
Hornbeck Offshore Services Inc
8.000% due 09/01/17 ~	3,000,000	2,970,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,920,000
8.250% due 03/01/16	2,000,000	2,020,000
Kinder Morgan Finance Co (Canada)
5.700% due 01/05/16	2,500,000	2,393,750
MarkWest Energy Partners LP
8.500% due 07/15/16	2,500,000	2,487,500
Massey Energy Co
6.875% due 12/15/13	2,000,000	1,940,000
Peabody Energy Corp
6.875% due 03/15/13	5,224,000	5,302,360
Petrohawk Energy Corp
9.125% due 07/15/13	2,500,000	2,581,250
Petroplus Finance Ltd (Bermuda)
6.750% due 05/01/14 ~	2,000,000	1,882,500
7.000% due 05/01/17 ~	1,500,000	1,372,500
9.375% due 09/15/19 † ~	2,000,000	1,980,000
Plains Exploration & Production Co
7.750% due 06/15/15	1,500,000	1,496,250
8.625% due 10/15/19	2,000,000	2,035,000
10.000% due 03/01/16	4,000,000	4,330,000
Pride International Inc
7.375% due 07/15/14	3,500,000	3,605,000
Quicksilver Resources Inc
7.125% due 04/01/16	2,500,000	2,181,250
Range Resources Corp
7.500% due 05/15/16	3,000,000	3,015,000
Sabine Pass LNG LP
7.500% due 11/30/16 †	2,000,000	1,717,500
SandRidge Energy Inc
8.625% due 04/01/15	4,000,000	3,985,000
SemGroup LP
8.750% due 11/15/15 ¤ ~	3,000,000	210,000
Southern Star Central Corp
6.750% due 03/01/16	1,500,000	1,440,000
TNK-BP Finance SA (Luxembourg)
7.500% due 03/13/13 ~	1,500,000	1,520,700
7.500% due 07/18/16 ~	1,000,000	977,500
Western Refining Inc
11.250% due 06/15/17 ~	2,000,000	1,900,000
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Whiting Petroleum Corp
7.250% due 05/01/12	$2,500,000	$2,512,500
Williams Partners LP
7.250% due 02/01/17	1,000,000	984,305

		99,030,564

Financials - 11.6%

American General Finance Corp
5.375% due 10/01/12	3,789,000	2,931,133
5.850% due 06/01/13	2,000,000	1,515,744
6.900% due 12/15/17	8,000,000	5,602,912
American International Group Inc
8.175% due 05/15/58 §	7,000,000	4,252,500
Arch Western Finance LLC
6.750% due 07/01/13	2,500,000	2,471,875
CB Richard Ellis Services Inc
11.625% due 06/15/17 ~	3,000,000	3,255,000
Chukchansi Economic Development Authority
4.913% due 11/15/12 § ~	1,000,000	775,000
CIT Group Inc
4.750% due 12/15/10	3,500,000	2,418,468
5.800% due 07/28/11	17,500,000	11,907,840
Citigroup Inc
8.125% due 07/15/39	2,500,000	2,806,898
First Data Corp
9.875% due 09/24/15 †	10,500,000	9,751,875
Ford Motor Credit Co LLC
5.549% due 06/15/11 §	3,845,000	3,676,781
7.375% due 02/01/11	5,500,000	5,473,000
7.500% due 08/01/12	7,000,000	6,726,461
8.000% due 06/01/14 †	3,000,000	2,886,819
8.700% due 10/01/14	3,000,000	2,942,727
9.750% due 09/15/10	7,000,000	7,154,819
9.875% due 08/10/11	5,000,000	5,073,700
General Motors Acceptance Corp LLC
6.000% due 12/15/11 ~	4,000,000	3,740,000
6.875% due 09/15/11 ~	5,000,000	4,775,000
6.875% due 08/28/12 † ~	11,500,000	10,695,000
8.000% due 11/01/31 ~	4,456,000	3,698,480
Host Hotels & Resorts LP
7.000% due 08/15/12	3,000,000	3,041,250
9.000% due 05/15/17 † ~	2,500,000	2,662,500
iStar Financial Inc REIT
5.150% due 03/01/12 †	4,000,000	2,420,000
KAR Holdings Inc
8.750% due 05/01/14	2,000,000	1,990,000
Liberty Mutual Group Inc
10.750% due 06/15/58 § ~	3,000,000	2,895,000
Lloyds Banking Group PLC (United Kingdom)
6.413% § ± ~	3,000,000	1,743,948
Nuveen Investments Inc
10.500% due 11/15/15 ~	3,500,000	3,045,000
RBS Capital Trust II
6.425% § ±	1,500,000	802,500
Ventas Realty LP
9.000% due 05/01/12	2,000,000	2,110,000
Washington Mutual Bank
5.125% due 01/15/15 ¤	2,000,000	7,500

		125,249,730

Health Care - 8.7%

Apria Healthcare Group Inc
12.375% due 11/01/14 ~	1,000,000	1,072,500
Biomet Inc
10.000% due 10/15/17	1,000,000	1,070,000
10.375% due 10/15/17	5,000,000	5,337,500
Community Health Systems Inc
8.875% due 07/15/15 †	4,750,000	4,880,625
DaVita Inc
6.625% due 03/15/13	2,000,000	1,990,000
Elan Corp PLC (Ireland)
8.750% due 10/15/16 ~ #	2,000,000	1,998,340
Elan Finance PLC (Ireland)
8.875% due 12/01/13	2,560,000	2,592,000
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/11	4,000,000	4,090,000
Fresenius US Finance II Inc
9.000% due 07/15/15 ~	3,000,000	3,285,000
HCA Inc
6.750% due 07/15/13	3,000,000	2,887,500
7.875% due 02/01/11	4,000,000	4,055,000
7.875% due 02/15/20 ~	2,000,000	2,012,500
8.500% due 04/15/19 ~	4,000,000	4,200,000
9.125% due 11/15/14	4,500,000	4,657,500
9.250% due 11/15/16	12,750,000	13,212,188
Health Management Associates Inc
6.125% due 04/15/16	2,500,000	2,337,500
Healthsouth Corp
7.218% due 06/15/14 §	1,500,000	1,477,500
10.750% due 06/15/16 †	5,500,000	5,995,000
IASIS Healthcare LLC
8.750% due 06/15/14	3,275,000	3,291,375
Multiplan Inc
10.375% due 04/15/16 ~	3,375,000	3,273,750
Omnicare Inc
6.750% due 12/15/13	2,000,000	1,945,000
6.875% due 12/15/15	1,000,000	965,000
Psychiatric Solutions Inc
7.750% due 07/15/15	1,750,000	1,697,500
7.750% due 07/15/15 ~	1,000,000	945,000
Select Medical Corp
7.625% due 02/01/15	2,000,000	1,882,500
Tenet Healthcare Corp
9.000% due 05/01/15 ~	2,250,000	2,362,500
9.250% due 02/01/15 †	2,000,000	2,097,500
10.000% due 05/01/18 ~	1,250,000	1,384,375
US Oncology Inc
9.125% due 08/15/17 ~	2,500,000	2,643,750
Vanguard Health Holding Co I LLC
0.000% due 10/01/15	1,500,000	1,567,500
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	2,500,000	2,562,500

		93,768,903

Industrials - 9.6%

Alliant Techsystems Inc
6.750% due 04/01/16	3,175,000	3,079,750
American Airlines Pass-Through Trust
10.375% due 07/02/19	4,000,000	4,375,000
Ashtead Capital Inc
9.000% due 08/15/16 ~	2,000,000	1,930,000
Bombardier Inc (Canada)
6.750% due 05/01/12 ~	2,000,000	2,020,000
Casella Waste Systems Inc
9.750% due 02/01/13	2,000,000	1,860,000
11.000% due 07/15/14 ~	1,500,000	1,582,500
Continental Airlines Inc
8.750% due 12/01/11	3,500,000	3,141,250
9.000% due 07/08/16	4,000,000	4,252,500
Corrections Corp of America
7.750% due 06/01/17	4,725,000	4,902,188
CPM Holdings Inc
10.625% due 09/01/14 ~	2,000,000	2,085,000
CSC Holdings Inc
6.750% due 04/15/12	3,000,000	3,105,000
7.625% due 04/01/11	11,000,000	11,467,500
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Delta Air Lines Inc
9.500% due 09/15/14 ~	$2,000,000	$2,010,000
12.250% due 03/15/15 ~	2,000,000	1,875,000
FTI Consulting Inc
7.625% due 06/15/13	1,750,000	1,754,375
7.750% due 10/01/16	1,775,000	1,775,000
GeoEye Inc
9.625% due 10/01/15 ~ #	1,000,000	1,017,500
Iron Mountain Inc
8.375% due 08/15/21	3,000,000	3,105,000
Kansas City Southern de Mexico SA de CV (Mexico)
7.625% due 12/01/13	2,000,000	1,950,000
9.375% due 05/01/12	2,000,000	2,040,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	2,035,000
6.375% due 10/15/15	3,440,000	3,491,600
7.625% due 06/15/12 †	10,250,000	10,416,562
Masco Corp
7.750% due 08/01/29	5,000,000	4,514,240
Mobile Mini Inc
6.875% due 05/01/15	1,500,000	1,376,250
9.750% due 08/01/14	1,000,000	1,022,500
RailAmerica Inc
9.250% due 07/01/17 ~	2,500,000	2,631,250
RSC Equipment Rental Inc
9.500% due 12/01/14	3,500,000	3,395,000
10.000% due 07/15/17 ~	2,500,000	2,700,000
Spirit Aerosystems Inc
7.500% due 10/01/17 ~	2,000,000	2,000,000
Terex Corp
7.375% due 01/15/14 †	2,000,000	1,990,000
The Geo Group Inc
8.250% due 07/15/13	2,500,000	2,537,500
United Rentals North America Inc
10.875% due 06/15/16 ~	2,000,000	2,150,000
USG Corp
9.500% due 01/15/18	2,000,000	1,940,000
9.750% due 08/01/14 ~	2,000,000	2,100,000

		103,627,465

Information Technology - 1.8%

Alion Science & Technology Corp
10.250% due 02/01/15	3,000,000	2,265,000
Freescale Semiconductor Inc
8.875% due 12/15/14 †	2,000,000	1,540,000
10.125% due 12/15/16	6,000,000	4,020,000
Jabil Circuit Inc
8.250% due 03/15/18	1,750,000	1,785,000
Open Solutions Inc
9.750% due 02/01/15 ~	1,000,000	696,250
Sanmina-SCI Corp
8.125% due 03/01/16 †	2,190,000	2,058,600
SunGard Data Systems Inc
9.125% due 08/15/13	2,000,000	2,030,000
10.250% due 08/15/15 †	4,500,000	4,612,500

		19,007,350

Materials - 10.4%

Airgas Inc
7.125% due 10/01/18 ~	2,250,000	2,325,938
Ball Corp
6.875% due 12/15/12	6,000,000	6,075,000
7.125% due 09/01/16 †	1,250,000	1,281,250
Berry Plastics Corp
4.174% due 09/15/14 §	1,500,000	1,162,500
8.875% due 09/15/14	1,000,000	957,500
10.250% due 03/01/16 †	3,000,000	2,565,000
Crown Americas LLC
7.625% due 11/15/13	4,500,000	4,567,500
7.750% due 11/15/15	2,500,000	2,556,250
Domtar Corp
10.750% due 06/01/17	2,000,000	2,250,000
FMG Finance Property Ltd (Australia)
10.625% due 09/01/16 ~	2,500,000	2,781,250
Georgia-Pacific LLC
7.000% due 01/15/15 ~	4,000,000	3,960,000
7.125% due 01/15/17 ~	2,000,000	1,965,000
8.000% due 01/15/24	2,500,000	2,487,500
8.125% due 05/15/11	5,685,000	5,926,612
8.250% due 05/01/16 ~	1,500,000	1,563,750
9.500% due 12/01/11 †	1,500,000	1,605,000
Graham Packaging Co Inc
8.500% due 10/15/12 †	2,000,000	2,030,000
9.875% due 10/15/14 †	3,500,000	3,613,750
Graphic Packaging International Inc
9.500% due 08/15/13 †	4,000,000	4,140,000
Hanson Australia Funding Ltd (Australia)
5.250% due 03/15/13	3,020,000	2,871,217
Hexion U.S. Finance Corp
9.750% due 11/15/14	4,000,000	3,460,000
Huntsman International LLC
5.500% due 06/30/16 ~	1,000,000	855,000
7.375% due 01/01/15	2,000,000	1,825,000
International Paper Co
9.375% due 05/15/19 †	5,000,000	5,864,105
MeadWestvaco Corp
7.375% due 09/01/19	4,000,000	4,197,580
NewPage Corp
10.000% due 05/01/12	2,500,000	1,662,500
11.375% due 12/31/14 ~	2,000,000	1,975,000
Novelis Inc (Canada)
7.250% due 02/15/15	2,000,000	1,740,000
11.500% due 02/15/15 ~	2,000,000	2,030,000
Owens-Brockway Glass Container Inc
7.375% due 05/15/16	2,000,000	2,040,000
8.250% due 05/15/13	2,000,000	2,055,000
Rock-Tenn Co
8.200% due 08/15/11	1,500,000	1,563,750
9.250% due 03/15/16 ~	5,000,000	5,375,000
Silgan Holdings Inc
7.250% due 08/15/16 ~	2,000,000	2,030,000
Sino-Forest Corp (Canada)
10.250% due 07/28/14 ~	2,000,000	2,120,000
Solo Cup Co
10.500% due 11/01/13 ~	2,000,000	2,130,000
Steel Dynamics Inc
6.750% due 04/01/15	2,000,000	1,925,000
Teck Resources Ltd (Canada)
9.750% due 05/15/14	3,000,000	3,315,000
10.250% due 05/15/16	4,000,000	4,540,000
10.750% due 05/15/19	1,750,000	2,043,125
Weyerhaeuser Co
7.375% due 10/01/19 #	3,000,000	2,997,864

		112,428,941

Telecommunication Services - 14.6%

American Tower Corp
7.125% due 10/15/12	3,000,000	3,060,000
7.250% due 05/15/19 † ~	4,000,000	4,130,000
Axtel SAB de CV (Mexico)
9.000% due 09/22/19 ~	1,000,000	1,020,000
CC Holdings GS V LLC
7.750% due 05/01/17 ~	3,750,000	3,900,000
Centennial Communications Corp
6.347% due 01/01/13 §	3,000,000	2,940,000
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Cricket Communications Inc
7.750% due 05/15/16 ~	$3,000,000	$3,060,000
9.375% due 11/01/14 †	4,500,000	4,590,000
Crown Castle International Corp
9.000% due 01/15/15	2,500,000	2,631,250
Digicel Group Ltd (Bermuda)
8.875% due 01/15/15 ~	3,500,000	3,272,500
Digicel Ltd (Bermuda)
9.250% due 09/01/12 ~	1,000,000	1,020,000
Digicel SA (Bermuda)
12.000% due 04/01/14 ~	1,000,000	1,120,000
Frontier Communications Corp
6.250% due 01/15/13	2,000,000	1,970,000
6.625% due 03/15/15	2,500,000	2,400,000
8.250% due 05/01/14	1,000,000	1,035,000
Intelsat Bermuda Ltd
11.250% due 02/04/17 † ~	8,000,000	7,980,000
Intelsat Corp
9.250% due 08/15/14	4,500,000	4,635,000
9.250% due 06/15/16	4,650,000	4,812,750
Intelsat Intermediate Holding Co Ltd (Bermuda)
0.000% due 02/01/15 § †	3,225,000	3,233,062
Intelsat Jackson Holdings Ltd (Bermuda)
9.250% due 06/15/16 ж	1,000,000	987,500
11.250% due 06/15/16	3,500,000	3,762,500
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.875% due 01/15/15 ~	2,500,000	2,543,750
Level 3 Financing Inc
8.750% due 02/15/17	3,000,000	2,505,000
9.250% due 11/01/14	3,000,000	2,677,500
MetroPCS Wireless Inc
9.250% due 11/01/14 †	7,000,000	7,192,500
Nextel Communications Inc
5.950% due 03/15/14	9,000,000	8,010,000
6.875% due 10/31/13	2,365,000	2,205,362
Qwest Communications International Inc
7.250% due 02/15/11 †	2,000,000	2,037,500
7.500% due 02/15/14	4,475,000	4,441,438
8.000% due 10/01/15 ~	2,000,000	2,007,500
Qwest Corp
7.125% due 11/15/43	5,000,000	3,775,000
7.500% due 06/15/23	2,500,000	2,287,500
8.875% due 03/15/12	6,750,000	7,138,125
SBA Telecommunications Inc
8.000% due 08/15/16 ~	2,500,000	2,568,750
Sprint Capital Corp
8.375% due 03/15/12	4,500,000	4,668,750
8.750% due 03/15/32	6,500,000	6,175,000
Sprint Nextel Corp
6.000% due 12/01/16	8,500,000	7,628,750
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	1,862,500
Telesat LLC (Canada)
11.000% due 11/01/15 †	11,095,000	11,871,650
West Corp
9.500% due 10/15/14	4,500,000	4,432,500
11.000% due 10/15/16	2,000,000	1,995,000
Windstream Corp
7.875% due 11/01/17 ~ #	2,000,000	2,002,500
8.125% due 08/01/13	5,500,000	5,678,750

		157,264,887

Utilities - 6.2%

AmeriGas Partners LP
7.250% due 05/20/15	2,000,000	1,960,000
Dynegy Holdings Inc
7.750% due 06/01/19	1,500,000	1,286,250
8.375% due 05/01/16	5,500,000	5,170,000
Edison Mission Energy
7.200% due 05/15/19	4,000,000	3,260,000
7.750% due 06/15/16	2,000,000	1,760,000
Energy Future Holdings Corp
10.875% due 11/01/17	4,500,000	3,420,000
Ipalco Enterprises Inc
7.250% due 04/01/16 ~	2,450,000	2,468,375
Midwest Generation LLC
8.560% due 01/02/16	1,669,600	1,694,644
Mirant Americas Generation LLC
8.300% due 05/01/11	3,500,000	3,578,750
Mirant North America LLC
7.375% due 12/31/13	1,500,000	1,500,000
North American Energy Alliance LLC
10.875% due 06/01/16 ~	1,000,000	1,035,000
NRG Energy Inc
7.250% due 02/01/14	4,000,000	3,940,000
7.375% due 02/01/16	5,500,000	5,335,000
Public Service Co of New Mexico
7.950% due 05/15/18	2,750,000	2,778,586
RRI Energy Inc
7.875% due 06/15/17 †	3,000,000	2,943,750
Southern Union Co
7.200% due 11/01/66 §	2,500,000	1,981,250
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15 †	15,000,000	10,875,000
The AES Corp
7.750% due 03/01/14	3,000,000	3,037,500
8.875% due 02/15/11	2,812,000	2,910,420
9.750% due 04/15/16 ~	2,500,000	2,737,500
Wind Acquisition Finance SA (Luxembourg)
11.750% due 07/15/17 ~	2,500,000	2,831,250

		66,503,275

Total Corporate Bonds & Notes (Cost $953,049,448)		986,250,818

CONVERTIBLE CORPORATE BONDS & NOTES - 0.9%

Energy - 0.2%
Chesapeake Energy Corp
2.250% due 12/15/38 †	2,500,000	1,881,250

Health Care - 0.1%

Omnicare Inc
3.250% due 12/15/35	1,000,000	772,500

Industrials - 0.1%

Allied Waste Industries Inc
4.250% due 04/15/34	1,600,000	1,598,000

Information Technology - 0.3%

Advanced Micro Devices Inc
5.750% due 08/15/12	4,000,000	3,375,000

Telecommunication Services - 0.2%

Leap Wireless International Inc
4.500% due 07/15/14	2,500,000	2,064,915

Total Convertible Corporate Bonds & Notes (Cost $9,008,452)		9,691,665

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 3.4%

Consumer Discretionary - 1.7%

Ford Motor Co Term B
3.496% due 12/16/13 §	$7,954,349	$7,092,153
Newsday (Fixed Term Loan)
9.750% due 08/01/13 §	8,500,000	8,893,125
Travelport Holdings Ltd
7.988% due 03/27/12 §	2,500,000	1,812,500

		17,797,778

Energy - 0.3%

Venoco Inc (2nd Lien)
4.250% due 05/07/14 §	3,627,942	3,101,890

Financials - 0.8%

First Data Corp Term B1
2.999% due 09/24/14 §	7,928,189	6,855,680
Nuveen Investments Inc (2nd Lien)
12.500% due 07/31/15 §	2,000,000	2,010,000

		8,865,680

Utilities - 0.6%

Calpine Corp (1st Priority)
3.165% due 03/29/14 §	2,419,132	2,211,389
Texas Competitive Electric Co Term B2
3.752% due 10/10/14 §	1,925,191	1,529,083
Texas Competitive Electric Co (Delayed Draw)
3.754% due 10/10/14 §	4,000,000	3,135,556

		6,876,028

Total Senior Loan Notes (Cost $33,775,054)		36,641,376

SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $14,061,004; collateralized by Freddie Mac: 0.000% due 12/07/09 and market value $14,342,825)	14,061,000	14,061,000

Total Short-Term Investment (Cost $14,061,000)		14,061,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.5% (Cost $1,031,557,641)		1,071,539,399

	Shares
SECURITIES LENDING COLLATERAL - 8.4%

Pacific Select Liquidating Trust + Ω	39,972,616	39,701,602
Sigma Liquidating Trust ¤ ж +	1,292,106	142
State Street Navigator Securities Lending PSF Portfolio	51,148,002	51,148,002

Total Securities Lending Collateral (Cost $90,233,368)		90,849,746

TOTAL INVESTMENTS - 107.9% (Cost $1,121,791,009)		1,162,389,145

OTHER ASSETS & LIABILITIES, NET - (7.9%)		(85,162,289)

NET ASSETS - 100.0%		$1,077,226,856

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $39,701,744 or 3.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $7,959,142 or 0.7% of the net assets were in default as of September 30, 2009.

(d)	1.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	3,200	$2,857,600

Total Convertible Preferred Stocks (Cost $3,200,000)		2,857,600

	Principal
	Amount
CORPORATE BONDS & NOTES - 38.5%

Consumer Discretionary - 1.8%

AutoZone Inc
5.875% due 10/15/12	$2,000,000	2,141,104
6.500% due 01/15/14	5,000,000	5,438,465
6.950% due 06/15/16	5,000,000	5,474,500
7.125% due 08/01/18	5,000,000	5,548,480
Centex Corp
5.700% due 05/15/14	3,500,000	3,570,000
DISH DBS Corp
7.000% due 10/01/13	9,000,000	9,112,500
Limited Brands Inc
6.900% due 07/15/17	1,000,000	944,453
Macy’s Retail Holdings Inc
5.875% due 01/15/13	2,000,000	1,952,282
5.900% due 12/01/16	2,000,000	1,842,800
7.450% due 07/15/17	1,000,000	959,278
Nordstrom Inc
6.250% due 01/15/18	2,700,000	2,802,938
Omnicom Group Inc
5.900% due 04/15/16	1,250,000	1,320,992
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	3,000,000	2,970,000
6.750% due 05/15/18	3,900,000	3,700,125
7.875% due 05/01/12	5,500,000	5,733,750
Time Warner Inc
0.684% due 11/13/09 §	19,370,000	19,375,404
Viacom Inc
6.125% due 10/05/17	2,000,000	2,145,506

		75,032,577

Consumer Staples - 0.9%

Cadbury Schweppes US Finance LLC
5.125% due 10/01/13 ~	6,200,000	6,469,886
CVS Caremark Corp
0.661% due 06/01/10 §	10,100,000	10,109,302
HJ Heinz Co
5.350% due 07/15/13	5,000,000	5,375,460
Reynolds American Inc
0.999% due 06/15/11 §	8,200,000	8,067,841
UST Inc
6.625% due 07/15/12	8,900,000	9,753,207

		39,775,696

Energy - 0.2%

Gaz Capital SA (Russia)
7.343% due 04/11/13 ~	1,200,000	1,279,560
8.146% due 04/11/18 ~	2,700,000	2,865,510
Spectra Energy Capital LLC
5.668% due 08/15/14	5,200,000	5,527,553

		9,672,623

Financials - 31.8%

Allstate Life Global Funding Trusts
0.000% due 03/01/10 §	4,385,000	4,372,459
5.375% due 04/30/13	9,000,000	9,590,517
American Express Bank FSB
0.306% due 04/26/10 §	14,525,000	14,397,630
5.500% due 04/16/13	5,100,000	5,388,645
American Express Credit Corp
0.401% due 06/16/11 §	3,060,000	2,990,211
0.404% due 10/04/10 §	3,495,000	3,451,991
1.646% due 05/27/10 §	7,000,000	7,015,715
5.125% due 08/25/14	3,900,000	4,040,310
American International Group Inc
4.700% due 10/01/10	1,100,000	1,062,398
5.600% due 10/18/16	800,000	588,086
8.175% due 05/15/58 §	7,900,000	4,799,250
8.250% due 08/15/18	4,900,000	4,170,331
8.625% due 05/22/38 § ~	GBP 1,400,000	1,241,769
ANZ National International Ltd (New Zealand)
0.865% due 08/19/14 § ~	$10,000,000	9,967,850
Bank of America Corp
0.591% due 11/06/09 §	2,500,000	2,499,942
0.791% due 04/30/12 §	121,400,000	122,442,340
Bank of America NA
1.059% due 05/12/10 §	6,500,000	6,498,044
Bank of Scotland PLC (United Kingdom)
4.880% due 04/15/11 ~ ж	6,300,000	6,538,457
Caelus Re Ltd (Cayman)
6.611% due 06/07/11 § ~ ж	1,200,000	1,141,440
CIT Group Inc
0.000% due 03/15/17 §	1,000,000	498,160
0.100% due 12/14/16 §	525,000	258,232
Citibank NA
0.498% due 05/07/12 §	28,000,000	28,054,908
1.250% due 11/15/11 #	60,000,000	59,877,600
Citigroup Funding Inc
0.730% due 07/12/12 §	16,500,000	16,541,976
0.821% due 04/30/12 §	16,600,000	16,750,994
Citigroup Inc
0.313% due 12/28/09 §	13,300,000	13,281,792
0.519% due 05/18/11 §	10,000,000	9,757,490
5.300% due 10/17/12	6,600,000	6,816,196
6.500% due 01/18/11	5,000,000	5,186,405
Commonwealth Bank of Australia (Australia)
0.573% due 09/17/14 § ~	8,100,000	8,084,391
0.785% due 06/25/14 § ~	18,500,000	18,439,875
0.925% due 07/12/13 § ~	69,400,000	69,222,683
Countrywide Home Loans Inc
4.000% due 03/22/11	3,100,000	3,151,751
Credit Suisse USA Inc
0.505% due 11/20/09 §	3,000,000	3,001,065
Dexia Credit Local (France)
0.939% due 09/23/11 § ~	7,300,000	7,374,248
2.375% due 09/23/11 ~	18,200,000	18,461,115
DnB NOR Bank ASA (Norway)
0.580% due 10/13/09 § ~	3,300,000	3,298,469
Ford Motor Credit Co LLC
7.250% due 10/25/11	7,300,000	7,094,279
7.800% due 06/01/12	500,000	483,546
7.875% due 06/15/10	3,500,000	3,515,925
Foundation Re II Ltd (Cayman)
7.190% due 11/26/10 § ~ ж	2,600,000	2,550,157
General Electric Capital Corp
0.292% due 09/21/12 §	61,500,000	61,572,570
0.292% due 12/21/12 §	42,000,000	42,026,838
0.518% due 06/01/12 §	96,100,000	96,642,677
2.625% due 12/28/12	46,900,000	48,103,501
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
General Motors Acceptance Corp LLC
6.875% due 08/28/12	$10,600,000	$9,667,412
Genworth Financial Inc
6.515% due 05/22/18	7,700,000	6,604,968
Green Valley Ltd (Cayman)
4.629% due 01/10/11 ~ ж	EUR 2,100,000	2,970,165
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	$5,800,000	5,180,873
HCP Inc
6.700% due 01/30/18	3,000,000	2,890,908
HSBC Finance Corp
0.380% due 03/12/10 §	4,200,000	4,186,484
0.564% due 10/21/09 §	5,700,000	5,700,097
0.860% due 07/19/12 §	5,100,000	4,833,035
ING Bank Australia Ltd (Australia)
3.960% due 06/24/14 §	AUD 2,000,000	1,779,540
International Lease Finance Corp
6.625% due 11/15/13	$3,200,000	2,540,339
JPMorgan Chase & Co
5.375% due 10/01/12	2,000,000	2,154,064
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	9,800,000	10,032,466
Lehman Brothers Holdings Inc
2.520% due 11/24/08 ¤	900,000	155,250
2.851% due 12/23/08 ¤	3,600,000	621,000
5.259% due 06/12/13 ¤	EUR 4,210,000	908,708
6.200% due 09/26/14 ¤	$1,900,000	332,500
6.875% due 05/02/18 ¤	7,000,000	1,277,500
7.000% due 09/27/27 ¤	1,700,000	297,500
Liberty Mutual Group Inc
5.750% due 03/15/14 ~	3,600,000	3,393,180
Marsh & McLennan Cos Inc
5.750% due 09/15/15	6,000,000	6,335,124
Merna Reinsurance Ltd (Bermuda)
0.933% due 07/07/10 § ~ ж	17,900,000	17,416,700
Merrill Lynch & Co Inc
0.683% due 11/01/11 §	2,465,000	2,390,712
5.450% due 02/05/13	9,000,000	9,342,216
6.050% due 08/15/12	5,000,000	5,337,000
6.400% due 08/28/17	8,400,000	8,520,775
6.875% due 04/25/18	4,600,000	4,845,635
Metropolitan Life Global Funding I
0.480% due 05/17/10 § ~	12,600,000	12,576,488
1.418% due 09/17/12 § ~	22,600,000	22,551,229
2.202% due 06/10/11 § ~	3,300,000	3,296,245
Morgan Stanley
0.760% due 01/18/11 §	1,635,000	1,620,046
0.788% due 01/09/12 §	1,000,000	973,803
0.838% due 01/09/14 §	4,100,000	3,818,699
2.550% due 05/14/10 §	2,900,000	2,932,312
5.750% due 10/18/16	4,800,000	4,880,304
6.750% due 04/15/11	22,072,000	23,543,673
National Australia Bank Ltd (Australia)
0.914% due 02/08/10 § ~	40,700,000	40,696,866
1.048% due 07/08/14 § ~	125,700,000	125,292,858
ProLogis
6.625% due 05/15/18	5,400,000	4,994,249
Santander Perpetual SA Unipersonal (Spain)
6.671% § ~ ±	11,200,000	9,865,979
Simon Property Group LP
5.750% due 12/01/15	2,700,000	2,765,659
SLM Corp
0.023% due 01/31/14 §	2,472,000	1,476,674
0.623% due 02/01/14 §	1,055,000	616,690
0.073% due 03/15/12 §	223,000	163,909
0.499% due 03/15/11 §	5,000,000	4,504,340
0.698% due 11/21/13 §	300,000	171,951
1.023% due 12/15/13 §	200,000	129,586
8.450% due 06/15/18	2,912,000	2,326,455
Svenska Handelsbanken AB (Sweden)
1.300% due 09/14/12 § ~	18,600,000	18,509,455
The Bear Stearns Cos LLC
0.562% due 11/28/11 §	3,000,000	2,982,162
0.673% due 02/01/12 §	8,702,000	8,646,203
6.950% due 08/10/12	2,500,000	2,785,305
The Goldman Sachs Group Inc
0.326% due 12/23/09 §	1,000,000	1,000,119
0.583% due 06/28/10 §	23,600,000	23,640,450
0.651% due 02/06/12 §	10,000,000	9,843,870
0.692% due 08/05/11 §	1,000,000	990,628
0.739% due 03/22/16 §	18,500,000	17,475,118
1.010% due 01/12/15 §	500,000	479,230
6.600% due 01/15/12	3,100,000	3,368,296
The Royal Bank of Scotland Group PLC (United Kingdom)
1.403% due 04/23/12 §	1,800,000	1,827,252
7.092% § ±	EUR 1,900,000	1,404,092
9.118% ±	$2,500,000	2,312,748
TransCapitalInvest Ltd for OJSC AK
Transneft (Ireland)
7.700% due 08/07/13 ~	7,500,000	7,934,078
UBS AG (Switzerland)
1.533% due 09/29/11 §	30,100,000	30,100,000
Vita Capital II Ltd (Cayman)
1.190% due 01/01/10 § ~ ж	1,000,000	990,200
Vita Capital III Ltd (Cayman)
1.410% due 01/01/12 § ~ ж	2,400,000	2,167,200
Wachovia Bank NA
0.418% due 12/02/10 §	6,300,000	6,303,723
1.350% due 05/14/10 §	30,000,000	30,165,150
Wachovia Corp
0.633% due 04/23/12 §	2,100,000	2,056,543
Wells Fargo Capital XIII
7.700% § ±	4,700,000	4,159,500
Westpac Banking Corp (Australia)
0.582% due 09/10/14 § ~	2,900,000	2,890,212

		1,333,187,928

Health Care - 0.4%

Cardinal Health Inc
6.000% due 06/15/17	1,000,000	1,054,649
GlaxoSmithKline Capital Inc
1.079% due 05/13/10 §	5,000,000	5,020,655
Roche Holdings Inc
2.393% due 02/25/11 § ~	7,800,000	8,015,007
UnitedHealth Group Inc
4.875% due 02/15/13	900,000	936,447

		15,026,758

Industrials - 0.9%

Con-way Inc
7.250% due 01/15/18	7,000,000	7,136,052
Masco Corp
6.125% due 10/03/16	5,300,000	5,033,569
PACCAR Inc
1.469% due 09/14/12 §	15,700,000	15,747,163
Southwest Airlines Co
5.125% due 03/01/17	3,000,000	2,826,168
Tyco International Finance SA (Luxembourg)
6.000% due 11/15/13	2,000,000	2,147,018
Tyco International Ltd (Multi-National)
7.000% due 12/15/19	4,000,000	4,339,412

		37,229,382

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Information Technology - 0.3%

Motorola Inc
6.000% due 11/15/17	$2,000,000	$1,919,336
The Western Union Co
5.930% due 10/01/16	8,000,000	8,686,392

		10,605,728

Materials - 1.0%

Alcoa Inc
6.750% due 07/15/18	7,000,000	7,028,889
Nucor Corp
5.750% due 12/01/17	2,000,000	2,185,366
Pactiv Corp
6.400% due 01/15/18	1,500,000	1,577,313
Rexam PLC (United Kingdom)
6.750% due 06/01/13 ~	4,200,000	4,509,090
Rohm & Haas Co
6.000% due 09/15/17	5,000,000	4,989,970
Temple-Inland Inc
6.875% due 01/15/18	4,000,000	3,994,444
The Dow Chemical Co
2.718% due 08/08/11 §	10,195,000	10,362,759
4.850% due 08/15/12	4,300,000	4,475,264
Xstrata Canada Corp
7.350% due 06/05/12	3,700,000	3,971,117

		43,094,212

Telecommunication Services - 0.9%

Deutsche Telekom International
Finance BV (Netherlands)
4.875% due 07/08/14	1,000,000	1,051,226
8.500% due 06/15/10	550,000	576,649
Embarq Corp
6.738% due 06/01/13	5,000,000	5,427,300
Verizon Wireless Capital LLC
3.025% due 05/20/11 § ~	28,215,000	29,203,118
3.750% due 05/20/11 ~	2,400,000	2,477,551
Vodafone Group PLC (United Kingdom)
0.660% due 02/27/12 §	1,000,000	994,078

		39,729,922

Utilities - 0.3%

American Electric Power Co Inc
5.250% due 06/01/15	2,700,000	2,828,785
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	540,614
NiSource Finance Corp
0.977% due 11/23/09 §	2,200,000	2,198,412
Ohio Power Co
0.758% due 04/05/10 §	2,000,000	1,997,374
5.300% due 11/01/10	2,250,000	2,326,538
Sempra Energy
6.150% due 06/15/18	2,000,000	2,170,676

		12,062,399

Total Corporate Bonds & Notes (Cost $1,620,334,616)		1,615,417,225

SENIOR LOAN NOTES - 0.7%

Consumer Discretionary - 0.1%

Ford Motor Co Term B
3.494% due 12/16/13 §	3,919,532	3,494,683

Financials - 0.5%

Chrysler Financial Co LLC Term B
4.250% due 08/03/12 §	23,114,867	22,282,731

Materials - 0.1%

Georgia-Pacific Corp Term B
2.316% due 12/20/12 §	1,511,911	1,458,994

Total Senior Loan Notes (Cost $27,459,440)		27,236,408

MORTGAGE-BACKED SECURITIES - 14.5%

Collateralized Mortgage Obligations - Commercial - 2.6%

Banc of America Commercial Mortgage Inc
5.414% due 09/10/47 “	2,500,000	2,280,738
5.837% due 06/10/49 “ §	2,900,000	2,383,744
5.889% due 07/10/44 “ §	11,015,000	9,761,309
5.929% due 05/10/45 “ §	1,400,000	1,349,115
5.935% due 02/10/51 “ §	2,900,000	2,585,396
Banc of America Large Loan Inc
0.753% due 08/15/29 “ § ~	23,590,860	18,522,496
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/30 “	31,310	31,288
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/44 “ §	900,000	842,113
Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/39 “ §	4,140,000	3,280,577
CS First Boston Mortgage Securities Corp
4.938% due 12/15/40 “	710,050	715,378
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 “	4,915,596	4,964,190
4.706% due 05/10/43 “	1,809,017	1,827,754
GMAC Commercial Mortgage Securities Inc
5.238% due 11/10/45 “ §	10,000,000	9,194,695
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	11,815,000	10,500,971
GS Mortgage Securities Corp II
0.344% due 03/06/20 “ § ~	5,268,608	4,852,324
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “	1,590,000	1,366,623
5.429% due 12/12/43 “	1,650,000	1,529,670
5.794% due 02/12/51 “ §	4,000,000	3,497,048
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/39 “	964,000	880,218
5.424% due 02/15/40 “	420,000	353,370
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	700,000	554,892
Morgan Stanley Capital I
0.304% due 10/15/20 “ § ~	6,072,477	4,653,024
6.076% due 06/11/49 “ §	3,200,000	2,817,477
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/20 “ § ~	15,284,774	12,106,035
0.333% due 09/15/21 “ § ~	11,653,414	8,704,803

		109,555,248

Collateralized Mortgage Obligations - Residential - 10.3%

American Home Mortgage Assets
1.601% due 02/25/47 “ §	7,401,073	3,021,105
American Home Mortgage Investment Trust
5.660% due 09/25/45 “ §	3,852,982	2,436,045
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Banc of America Funding Corp
4.568% due 02/20/36 “ §	$6,407,891	$5,652,578
6.093% due 01/20/47 “ §	4,432,639	2,905,690
Banc of America Mortgage Securities Inc
6.500% due 09/25/33 “	687,505	653,130
BCAP LLC Trust
0.416% due 01/25/37 “ §	4,530,352	2,130,281
Bear Stearns Adjustable Rate Mortgage Trust
2.196% due 03/25/35 “ §	2,113,195	1,873,887
2.460% due 08/25/35 “ §	2,341,651	2,054,092
4.550% due 08/25/35 “ §	3,308,893	2,907,483
4.673% due 01/25/35 “ §	24,128,411	21,222,163
4.984% due 01/25/35 “ §	2,006,775	1,817,934
5.131% due 02/25/34 “ §	4,159,232	3,543,760
Bear Stearns Alt-A Trust
5.490% due 09/25/35 “ §	20,782,718	13,187,198
5.718% due 01/25/36 “ §	5,923,112	3,675,082
Bear Stearns Structured Products Inc
5.485% due 12/26/46 “ §	9,259,850	5,810,711
5.636% due 01/26/36 “ §	16,013,946	9,137,779
CC Mortgage Funding Corp
0.376% due 05/25/48 “ § ~	349,627	118,364
Citigroup Mortgage Loan Trust Inc
0.316% due 01/25/37 “ § ~	1,454,578	1,243,685
2.810% due 12/25/35 “ §	308,377	267,356
4.248% due 08/25/35 “ §	4,529,090	3,810,891
4.647% due 08/25/35 “ §	3,019,004	1,196,967
5.985% due 09/25/37 “ §	411,630	255,873
Countrywide Alternative Loan Trust
0.326% due 09/20/46 “ §	264,610	261,575
0.426% due 02/20/47 “ §	3,292,115	1,562,938
0.456% due 07/25/46 “ §	2,806,238	1,398,506
0.526% due 12/25/35 “ §	195,910	104,964
0.576% due 11/20/35 “ §	7,579,240	4,098,187
1.901% due 02/25/36 “ §	805,949	420,758
6.000% due 01/25/37 “	2,507,704	1,645,555
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/35 “ §	201,673	91,374
0.586% due 06/25/35 “ § ~	1,449,170	987,443
3.769% due 11/19/33 “ §	414,224	403,887
3.885% due 04/20/35 “ §	11,956,354	11,267,778
CS First Boston Mortgage Securities Corp
3.762% due 04/25/34 “ §	10,178,975	9,324,809
Deutsche ALT-A Securities Inc Alternate Loan Trust
0.326% due 03/25/37 “ §	221,389	218,694
0.336% due 08/25/37 “ §	1,386,725	1,296,122
0.346% due 10/25/36 “ §	383,580	346,864
Fannie Mae
0.306% due 12/25/36 - 07/25/37 “ §	11,936,220	10,821,687
0.396% due 08/25/34 “ §	852,861	813,921
0.446% due 10/27/37 “ §	24,200,000	22,893,433
0.596% due 05/25/42 “ §	581,486	520,888
4.158% due 05/25/35 “ §	5,237,229	5,355,728
5.000% due 07/25/19 “	17,421	17,421
5.950% due 02/25/44 “	1,315,396	1,403,775
First Horizon Alternative Mortgage Securities
3.115% due 09/25/34 “ §	975,465	773,683
3.525% due 06/25/34 “ §	1,822,688	1,422,877
First Horizon Asset Securities Inc
3.148% due 07/25/33 “ §	647,294	604,187
5.366% due 08/25/35 “ §	3,052,282	2,530,635
Freddie Mac
0.393% due 07/15/19 - 10/15/20 “ §	48,006,887	47,043,534
0.473% due 02/15/19 “ §	51,005,726	50,645,860
0.593% due 12/15/30 “ §	678,984	673,399
4.000% due 10/15/23 “	5,391	5,391
4.500% due 02/15/17 - 05/15/17 “	2,566,463	2,651,928
5.000% due 02/15/20 - 05/15/27 “	14,966,955	15,567,949
5.500% due 05/15/16 - 03/15/17 “	9,840,501	10,100,153
Freddie Mac Structured Pass-Through Securities
2.251% due 10/25/44 - 02/25/45 “ §	25,828,647	25,076,944
Greenpoint Mortgage Funding Trust
0.326% due 10/25/46 “ §	900,391	713,068
0.466% due 06/25/45 “ §	2,159,534	1,102,713
0.516% due 11/25/45 “ §	1,094,569	573,869
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 “ ~	774,443	695,212
GSR Mortgage Loan Trust
4.117% due 09/25/35 “ §	4,093,368	3,791,070
5.167% due 01/25/36 “ §	7,451,593	5,476,063
Harborview Mortgage Loan Trust
0.336% due 01/19/38 “ §	304,354	289,111
0.446% due 09/19/46 “ §	4,083,264	1,936,949
0.466% due 05/19/35 “ §	519,203	276,340
0.486% due 03/19/36 “ §	7,113,216	3,346,249
4.112% due 04/19/34 “ §	10,313,790	8,730,482
Impac CMB Trust
1.246% due 07/25/33 “ §	550,750	422,570
Imperial Savings Association
6.503% due 02/25/18 “ §	3,348	3,315
IndyMac Index Mortgage Loan Trust
0.456% due 05/25/46 “ §	1,932,314	923,662
0.486% due 07/25/35 “ §	792,810	425,942
4.944% due 12/25/34 “ §	2,230,802	1,352,962
MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/34 “ §	4,100,000	3,647,802
3.889% due 12/25/33 “ §	5,089,779	4,384,754
Mellon Residential Funding Corp
0.593% due 11/15/31 “ §	1,997,067	1,497,307
0.683% due 12/15/30 “ §	1,295,931	1,110,214
Merrill Lynch Mortgage Investors Inc
0.456% due 02/25/36 “ §	8,447,985	4,862,501
4.300% due 02/25/34 “ §	6,160,588	5,523,722
4.441% due 02/25/33 “ §	3,420,089	3,050,682
MLCC Mortgage Investors Inc
0.496% due 11/25/35 “ §	1,755,980	1,262,010
1.246% due 10/25/35 “ §	2,275,837	2,014,155
Provident Funding Mortgage Loan Trust
3.120% due 08/25/33 “ §	3,899,907	3,597,198
Residential Accredit Loans Inc
0.546% due 08/25/35 “ §	811,516	434,975
Residential Asset Securitization Trust
6.500% due 08/25/36 “	1,900,000	1,175,210
Ryland Mortgage Securities Corp
4.233% due 10/01/27 “	51,052	43,152
Securitized Asset Sales Inc
4.315% due 11/26/23 “ §	22,664	21,480
Sequoia Mortgage Trust
0.596% due 10/19/26 “ §	1,108,551	876,242
Structured Adjustable Rate Mortgage Loan Trust
2.301% due 01/25/35 “ §	772,965	349,695
3.750% due 02/25/34 “ §	1,485,561	1,226,738
5.394% due 08/25/35 “ §	1,683,007	1,202,240
Structured Asset Mortgage Investments Inc
0.316% due 08/25/36 “ §	428,563	417,572
0.346% due 09/25/47 “ §	1,399,753	1,301,183
0.376% due 03/25/37 “ §	244,303	112,922
0.466% due 05/25/36 “ §	1,544,775	722,263
0.496% due 07/19/35 “ §	7,143,703	5,410,471
0.526% due 02/25/36 “ §	1,838,455	1,011,126
0.576% due 10/19/34 “ §	704,123	572,710
Structured Asset Securities Corp
0.296% due 05/25/36 “ §	51,884	49,010
3.535% due 01/25/32 “ §	24,267	22,595
3.832% due 10/25/35 “ § ~	852,413	519,162
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/36 “ §	$7,553	$7,416
0.356% due 01/25/37 “ §	913,368	836,862
Thornburg Mortgage Securities Trust
0.366% due 09/25/46 “ §	4,216,151	4,037,272
Washington Mutual Mortgage Pass-Through Certificates
0.506% due 11/25/45 “ §	1,156,365	693,789
0.536% due 10/25/45 “ §	7,138,728	3,865,262
0.786% due 12/25/27 “ §	560,852	396,049
1.901% due 02/25/46 “ §	1,102,277	565,221
1.901% due 08/25/46 “ §	21,683,562	11,342,914
2.101% due 11/25/42 “ §	165,476	102,634
2.401% due 11/25/46 “ §	741,784	506,928
2.723% due 02/27/34 “ §	1,356,486	1,258,859
2.910% due 06/25/33 “ §	1,995,995	1,741,454
Wells Fargo Mortgage-Backed Securities Trust
3.295% due 09/25/34 “ §	1,033,405	1,004,884
4.719% due 07/25/34 “ §	323,736	318,154
4.979% due 12/25/34 “ §	2,336,537	2,219,519
5.592% due 07/25/36 “ §	7,599,898	5,691,707

		432,342,493

Fannie Mae - 0.9%

2.251% due 11/01/42 - 10/01/44 “ §	11,825,788	11,845,981
2.663% due 08/01/17 “ §	447,392	452,215
2.890% due 07/01/32 “ §	199,499	201,172
3.440% due 11/01/34 “ §	9,718,706	9,874,515
3.523% due 03/01/18 “ §	303,876	306,453
3.597% due 07/01/26 “ §	27,489	27,495
3.824% due 12/01/22 “ §	29,020	29,089
4.580% due 01/01/25 “ §	74,738	75,270
4.647% due 01/01/35 “ §	1,304,565	1,348,183
4.648% due 11/01/35 “ §	693,437	715,708
4.705% due 05/01/35 “ §	150,706	156,976
4.774% due 03/01/35 “ §	989,323	1,034,285
4.799% due 03/01/35 “ §	138,716	145,132
4.889% due 04/01/35 “ §	1,339,546	1,402,645
4.940% due 03/01/35 “ §	466,318	487,720
4.943% due 12/01/34 “ §	499,562	515,057
4.991% due 08/01/24 “ §	32,991	33,072
5.000% due 03/01/24 “ §	8,248	8,268
5.107% due 02/01/36 “ §	265,764	277,874
5.167% due 10/01/35 “ §	1,090,821	1,121,445
5.220% due 09/01/35 “ §	911,974	954,661
5.376% due 11/01/35 “ §	1,352,672	1,422,490
5.395% due 01/01/36 “ §	1,420,052	1,455,266
5.535% due 03/01/36 “ §	845,072	886,000
6.000% due 08/01/17 “	1,248,784	1,348,076

		36,125,048

Freddie Mac - 0.7%

3.432% due 08/01/35 “ §	64,547	65,964
3.729% due 08/01/36 “ §	1,548,812	1,592,975
4.031% due 01/01/34 “ §	743,239	766,247
5.092% due 10/01/35 “ §	668,029	701,157
5.700% due 03/01/36 “ §	940,330	986,752
6.000% due 06/01/36 - 06/01/39 “	1,959,661	2,074,470
6.500% due 10/01/37 - 02/01/39 “	2,782,118	2,969,872
6.633% due 09/01/36 “ §	8,726,204	9,244,372
6.701% due 07/01/36 “ §	10,468,292	11,128,604

		29,530,413

Government National Mortgage Association - 0.0%

4.125% due 10/20/24 - 12/20/26 “ §	77,902	77,235
4.375% due 05/20/23 - 01/20/27 “ §	137,987	137,358
4.625% due 09/20/22 - 07/20/25 “ §	169,415	169,518
6.000% due 06/15/29 - 10/15/38 “	1,945,972	2,069,738

		2,453,849

Total Mortgage-Backed Securities (Cost $700,941,328)		610,007,051

ASSET-BACKED SECURITIES - 7.3%

ACE Securities Corp
0.296% due 12/25/36 “ §	394,043	320,232
American Express Credit Account Master Trust
0.283% due 02/15/13 “ §	16,575,000	16,520,230
1.193% due 08/15/12 “ §	34,900,000	34,954,273
Amortizing Residential Collateral Trust
0.536% due 07/25/32 “ §	125,612	76,892
Asset-Backed Funding Certificates
0.306% due 11/25/36 “ §	49,866	48,765
0.306% due 01/25/37 “ §	330,629	292,999
0.596% due 06/25/34 “ §	2,438,546	1,598,875
Asset-Backed Securities Corp Home Equity
0.326% due 05/25/37 “ §	675,578	562,243
Bank of America Auto Trust
1.700% due 12/15/11 “ ~	33,500,000	33,606,028
Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/36 “ §	87,010	80,291
0.356% due 11/25/36 “ §	1,548,564	1,058,234
0.576% due 01/25/36 “ §	71,325	66,894
0.906% due 10/25/32 “ §	113,509	90,445
1.246% due 10/25/37 “ §	3,146,614	1,971,184
Chase Issuance Trust
0.646% due 09/17/12 “ §	41,000,000	41,000,000
0.693% due 01/15/12 “ §	710,000	710,465
0.694% due 09/17/12 “ §	13,900,000	13,909,756
Chrysler Financial Auto Securitization Trust
1.850% due 06/15/11 “	4,000,000	4,028,537
Citigroup Mortgage Loan Trust Inc
0.286% due 12/25/36 “ §	913,140	764,389
0.326% due 01/25/37 “ §	1,973,999	1,300,702
Countrywide Asset-Backed Certificates
0.296% due 03/25/37 “ §	596,894	591,045
0.296% due 05/25/37 “ §	1,667,270	1,617,806
0.296% due 07/25/37 “ §	1,836,243	1,713,479
0.296% due 05/25/47 “ §	401,070	380,403
0.326% due 10/25/47 “ §	738,077	665,694
0.346% due 08/25/37 “ §	11,800,000	6,946,490
0.346% due 09/25/47 “ §	3,200,681	2,962,490
0.356% due 10/25/46 “ §	1,172,717	1,132,784
0.436% due 06/25/36 “ §	1,340,404	982,000
Credit-Based Asset Servicing & Securitization LLC
0.316% due 01/25/37 “ §	491,508	264,282
0.336% due 12/25/37 “ § ~	335,697	326,015
Equity One Asset-Backed Securities Inc
0.546% due 04/25/34 “ §	516,151	237,420
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/36 “ §	1,543,773	1,519,088
0.616% due 12/25/34 “ §	78,997	63,548
Ford Credit Auto Owner Trust
0.357% due 09/15/10 “ ~	9,300,000	9,303,188
1.143% due 01/15/11 “ §	16,773,784	16,797,651
1.663% due 06/15/12 “ §	7,300,000	7,374,098
2.000% due 12/15/11 “	4,500,000	4,538,620
Freddie Mac Structured Pass-Through Securities
0.506% due 08/25/31 “ §	329,634	265,344
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Fremont Home Loan Trust
0.296% due 10/25/36 “ §	$76,975	$57,013
GSAMP Trust
0.316% due 10/25/36 “ §	18,549	15,197
0.536% due 03/25/34 “ §	72,971	72,302
HFC Home Equity Loan Asset-Backed Certificates
0.556% due 01/20/35 “ §	593,774	528,876
Home Equity Asset Trust
0.306% due 05/25/37 “ §	952,865	874,136
Honda Auto Receivables Owner Trust
1.500% due 08/15/11 “	9,300,000	9,358,412
HSI Asset Securitization Corp Trust
0.296% due 10/25/36 “ §	196,593	130,681
0.296% due 12/25/36 “ §	1,341,905	907,080
JPMorgan Mortgage Acquisition Corp
0.296% due 07/25/36 “ §	209,820	201,472
0.296% due 08/25/36 “ §	170,188	165,893
0.306% due 03/25/47 “ §	265,121	182,327
0.333% due 11/25/36 “ §	66,071	64,049
Lehman XS Trust
0.326% due 11/25/46 “ §	967,129	850,265
Long Beach Mortgage Loan Trust
0.286% due 11/25/36 “ §	34,020	32,712
0.426% due 08/25/35 “ §	30,989	30,490
Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/37 “ §	696,302	647,995
Merrill Lynch Mortgage Investors Inc
0.296% due 05/25/37 “ §	93,188	92,295
0.316% due 07/25/37 “ §	294,994	282,852
Morgan Stanley Asset-Backed Securities Capital I
0.286% due 10/25/36 “ §	403,745	394,918
0.286% due 01/25/37 “ §	949,716	876,572
0.296% due 09/25/36 “ §	205,763	202,414
0.296% due 10/25/36 “ §	158,995	152,127
0.296% due 11/25/36 “ §	703,252	682,493
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/36 “ §	49,678	48,125
Nationstar Home Equity Loan Trust
0.306% due 06/25/37 “ §	263,646	240,387
0.366% due 04/25/37 “ §	3,622,554	3,341,234
New Century Home Equity Loan Trust
0.426% due 05/25/36 “ §	1,572,799	988,401
Nomura Asset Acceptance Corp
0.386% due 01/25/36 “ § ~	43,894	40,904
Park Place Securities Inc
0.506% due 09/25/35 “ §	107,892	69,147
Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/47 “ §	4,276,952	3,754,018
Renaissance Home Equity Loan Trust
0.626% due 12/25/32 “ §	217,275	137,785
Residential Asset Mortgage Products Inc
0.316% due 02/25/37 “ §	537,672	511,033
Residential Asset Securities Corp
0.306% due 01/25/37 “ §	472,677	442,202
0.316% due 11/25/36 “ §	137,292	136,512
Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/37 “ §	758,641	666,497
0.296% due 09/25/36 “ §	59,708	58,482
0.376% due 05/25/37 “ §	3,590,779	2,495,283
SLC Student Loan Trust
0.420% due 02/15/15 “ §	1,800,822	1,800,670
0.699% due 06/15/10 “ §	629,470	629,742
SLM Student Loan Trust
0.484% due 04/25/14 “ §	738,535	738,210
0.494% due 10/27/14 “ §	679,504	678,768
0.494% due 10/25/18 “ §	3,378,970	3,372,723
0.504% due 04/25/17 “ §	5,026,809	5,021,762
0.514% due 10/26/15 “ §	142,339	142,343
0.544% due 04/25/19 “ §	22,600,000	21,331,320
1.004% due 10/25/17 “ §	6,700,000	6,661,326
2.004% due 04/25/23 “ §	2,127,469	2,212,019
Small Business Administration Participation Certificates
4.880% due 11/01/24 “	10,131,252	10,722,721
5.290% due 12/01/27 “	6,574,440	7,024,409
Soundview Home Equity Loan Trust
0.306% due 11/25/36 “ § ~	373,406	243,834
0.326% due 06/25/37 “ §	1,409,102	1,063,826
Specialty Underwriting & Residential Finance
0.291% due 11/25/37 “ §	18,216	17,861
0.306% due 01/25/38 “ §	180,743	127,825
Structured Asset Investment Loan Trust
0.296% due 07/25/36 “ §	57,760	55,268
Structured Asset Securities Corp
0.296% due 10/25/36 “ §	709,633	664,719
4.900% due 04/25/35 “ §	2,719,782	1,812,543
Truman Capital Mortgage Loan Trust
0.586% due 01/25/34 “ § ~	50,160	47,037
USAA Auto Owner Trust
4.160% due 04/16/12 “	688,997	702,690
Wells Fargo Home Equity Trust
0.476% due 10/25/35 “ §	216,421	206,896

Total Asset-Backed Securities (Cost $319,264,741)		305,653,972

U.S. GOVERNMENT AGENCY ISSUES - 0.1%

Freddie Mac
0.343% due 02/01/11 § ‡	986,000	985,220
0.350% due 04/01/11 §	40,000	40,071
Small Business Administration
4.504% due 02/01/14	3,312,582	3,412,266

Total U.S. Government Agency Issues (Cost $4,339,136)		4,437,557

U.S. TREASURY OBLIGATIONS - 83.4%

U.S. Treasury Inflation Protected Securities - 83.0%

1.250% due 04/15/14 ^	35,616,700	36,206,584
1.375% due 07/15/18 ^	7,390,454	7,325,787
1.625% due 01/15/15 ^	255,743,704	256,402,154
1.625% due 01/15/18 ^	6,476,400	6,547,239
1.750% due 01/15/28 ^	17,373,200	16,689,130
1.875% due 07/15/13 ^ ‡	38,343,693	39,647,459
1.875% due 07/15/15 ^	250,346,668	258,841,859
1.875% due 07/15/19 ^	83,313,664	85,865,145
2.000% due 01/15/14 ^ ‡	70,232,708	72,667,135
2.000% due 07/15/14 ^	97,286,430	101,207,351
2.000% due 01/15/16 ^	205,905,251	214,003,317
2.000% due 01/15/26 ^	262,066,066	261,570,125
2.125% due 01/15/19 ^	59,583,546	62,618,613
2.375% due 01/15/17 ^	165,260,620	176,002,560
2.375% due 01/15/25 ^	270,847,901	284,221,702
2.375% due 01/15/27 ^	195,022,527	205,218,303
2.500% due 07/15/16 ^	209,367,819	224,580,858
2.500% due 01/15/29 ^	88,350,240	93,177,674
2.625% due 07/15/17 ^	55,800,207	60,647,850
3.000% due 07/15/12 ^	412,263,511	438,932,016
3.500% due 01/15/11 ^	39,981,394	41,492,177
3.625% due 04/15/28 ^	158,148,906	191,874,562
3.875% due 04/15/29 ^	268,116,127	345,900,779

		3,481,640,379

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
U.S. Treasury Notes - 0.4%

0.875% due 04/30/11 ‡	$1,860,000	$1,865,959
1.125% due 06/30/11	8,500,000	8,553,465
3.000% due 08/31/16	4,100,000	4,126,908

		14,546,332

Total U.S. Treasury Obligations (Cost $3,426,246,844)		3,496,186,711

FOREIGN GOVERNMENT BONDS & NOTES - 4.7%

Bundesobligation Inflation Linked Bonds (Germany)
2.250% due 04/15/13	EUR 15,732,450	24,369,481
Export-Import Bank of Korea (South Korea)
0.798% due 10/04/11 § ~	$4,400,000	4,410,098
Japanese Government CPI Linked Bond (Japan)
0.800% due 12/10/15 ^	JPY 180,540,000	1,875,046
1.100% due 12/10/16 ^	3,521,942,000	36,646,363
1.200% due 06/10/17 ^	4,657,780,000	48,367,334
1.200% due 12/10/17 ^	2,397,600,000	24,817,571
1.400% due 06/10/18 ^	347,900,000	3,617,470
Societe Financement de l’Economie Francaise (France)
0.713% due 07/16/12 § ~	$50,100,000	50,166,076
2.125% due 01/30/12 ~	1,800,000	1,825,781
3.375% due 05/05/14 ~	800,000	822,424

Total Foreign Government Bonds & Notes (Cost $176,490,738)		196,917,644

MUNICIPAL BONDS - 0.3%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.750% due 06/01/34	650,000	609,342
5.875% due 06/01/47	100,000	81,245
6.000% due 06/01/42	2,100,000	1,761,753
California County Tobacco Securitization Agency
5.625% due 06/01/23	435,000	437,888
City of Chicago IL ‘A’
4.750% due 01/01/36	600,000	611,640
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	300,000	225,639
Texas State Transportation Commission Mobility Fund
4.750% due 04/01/37	3,300,000	3,440,448
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	615,000	654,262
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	4,425,000	3,505,972

Total Municipal Bonds (Cost $12,087,566)		11,328,189

SHORT-TERM INVESTMENTS - 6.6%

Certificates of Deposit - 1.4%

Barclays Bank PLC
1.109% due 03/22/11	59,800,000	59,800,000

U.S. Treasury Bills - 0.2%

0.181% due 10/22/09 ‡	310,000	309,995
0.190% due 04/01/10 ‡	1,861,000	1,859,448
0.198% due 03/18/10 ‡	1,318,000	1,317,126
0.240% due 02/18/10	60,000	59,970
0.252% due 02/25/10 ‡	5,900,000	5,896,938

		9,443,477

Repurchase Agreements - 5.0%

Fixed Income Clearing Corp
0.010% due 10/01/09
(Dated 09/30/09, repurchase price of
$23,660,007; collateralized by Fannie
Mae: 0.000% due 11/25/09 and
market value $24,135,000)	23,660,000	23,660,000
JPMorgan Securities Inc
0.030% due 10/01/09
(Dated 09/30/09, repurchase price of $184,800,154; collateralized by U.S. Treasury Notes: 1.750% due 03/31/14 and market value $189,000,000)	184,800,000	184,800,000

		208,460,000

Total Short-Term Investments (Cost $277,700,157)		277,703,477

TOTAL INVESTMENTS - 156.2% (Cost $6,568,064,566)		6,547,745,834

TOTAL SECURITIES SOLD SHORT - (0.3%) (See Note (d) to Notes to Schedule of Investments) (Proceeds $13,020,677)		(13,060,391)

OTHER ASSETS & LIABILITIES, NET - (55.9%)		(2,341,953,011)

NET ASSETS - 100.0%		$4,192,732,432

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $3,592,458 or 0.1% of the net assets were in default as of September 30, 2009.

(c)	0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(d) Securities sold short outstanding as of September 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.500% due 10/14/39	$ 100,000	$ 104,609
6.000% due 10/19/24	8,100,000	8,627,764
6.000% due 11/12/39	100,000	105,203
Freddie Mac
6.000% due 10/14/39	1,000,000	1,055,469
Government National Mortgage Association
6.000% due 10/21/39	3,000,000	3,167,346

Total Securities sold short (Proceeds $13,020,677)		$13,060,391

(e) Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

Contracts		Principal		Unrealized
to Buy		Amount Covered		Appreciation
or to Sell	Currency	by Contracts	Expiration	(Depreciation)

Sell	AUD	2,523,458	10/09	($75,689)
Buy	BRL	2,486,984	10/09	190,544
Sell	BRL	2,486,984	10/09	(93,438)
Buy	BRL	3,843,000	02/10	21,931
Buy	CAD	209,000	10/09	1,989
Sell	CHF	4,139,000	10/09	(162,240)
Sell	CHF	4,139,000	12/09	18,916
Buy	CNY	75,311,770	03/10	(116,078)
Buy	CNY	124,476,980	06/10	(90,366)
Buy	EUR	394,000	10/09	(1,045)
Sell	EUR	7,728,000	10/09	(240,372)
Sell	GBP	6,105,000	10/09	438,860
Buy	JPY	327,546,000	10/09	(17,049)
Sell	JPY	11,034,196,780	10/09	(3,518,216)
Buy	KRW	7,744,750,000	11/09	68,821
Buy	KRW	18,701,640,000	02/10	235,800
Buy	MXN	215,434,042	11/09	47,540
Buy	MXN	91,089,400	11/09	(105,638)
Sell	MXN	1,261,592	11/09	(1,413)
Sell	MYR	364,750	11/09	(3,549)
Sell	MYR	11,560	02/10	(65)

				($3,400,757)

(f) Open Futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Eurodollar (12/09)	280	$ 280,000,000	$ 373,032
Eurodollar (03/10)	1,354	1,354,000,000	1,608,100
Eurodollar (06/10)	636	636,000,000	261,400
Eurodollar (09/10)	1	1,000,000	2,782
3-Month Euribor (06/10)	319	EUR 319,000,000	413,639
3-Month Euribor (09/10)	180	180,000,000	242,063
3-Month Euribor (12/10)	16	16,000,000	12,667
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	314	GBP 157,000,000	375,805

			$3,289,488

(g) Transactions in written options for the period ended September 30, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, December 31, 2008	277	236,880,000	$ 5,443,815
Call Options Written	3,191	353,300,000	3,705,645
Put Options Written	4,682	1,291,200,000	12,270,798
Call Options Repurchased	(3,012)	(417,600,000)	(6,527,095)
Put Options Repurchased	(4,780)	(702,880,000)	(4,816,149)

Outstanding, September 30, 2009	358	760,900,000	$10,077,014

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(h) Premiums received and value of written options outstanding as of September 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration		Notional
Description	USD-LIBOR	Rate	Date	Counterparty	Amount	Premium	Value

Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	11/23/09	MER	$58,000,000	$ 377,870	$174,464
Put - OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	BNP	35,100,000	989,820	55,247
Put - OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	BRC	34,100,000	784,300	53,673
Put - OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	MER	18,000,000	187,200	28,332
Put - OTC 5-Year Interest Rate Swap	Pay	3.420%	11/23/09	RBS	43,700,000	1,031,320	68,784
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	BNP	47,400,000	414,750	24,932
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	MER	3,000,000	24,750	1,578
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	RBS	88,000,000	647,110	46,288
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	BRC	31,000,000	215,323	41,199
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	CSF	10,000,000	54,710	13,290
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	DUB	3,000,000	15,232	3,987
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	JPM	1,000,000	10,177	1,329
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	MER	126,000,000	1,484,154	167,454
Put - OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	BRC	2,200,000	10,560	4,090
Put - OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	GSC	2,400,000	17,520	4,462
Put - OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	RBS	1,000,000	6,914	1,859
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BNP	14,000,000	128,450	43,750
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BRC	40,000,000	365,400	125,000
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	DUB	37,000,000	434,400	115,625
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	RBS	48,000,000	502,800	150,000
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	13,700,000	104,872	46,676
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	3,000,000	23,170	10,221
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	1,300,000	12,838	7,175
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	GSC	25,000,000	803,750	183,000
Put - OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	75,000,000	1,206,125	549,000

						$9,853,515	$1,921,415

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration		Number of
Description	Price	Date	Counterparty	Contracts	Premium	Value

Put - CBOT 10-Year U.S. Treasury Note Futures (12/09)	$115.00	11/20/09	CIT	179	$ 120,462	$ 69,922
Call - CBOT 10-Year U.S. Treasury Note Futures (12/09)	119.00	11/20/09	CIT	104	59,865	105,625
Call - CBOT 10-Year U.S. Treasury Note Futures (12/09)	119.00	11/20/09	GSC	75	43,172	76,172

					$ 223,499	$ 251,719

Total Written Options					$10,077,014	$2,173,134

(I) Swap agreements outstanding as of September 30, 2009 were as follows:
Asset Swap

Upfront
			Pay				Premiums
	Counter-		Floating	Expiration	Notional	Market	Paid	Unrealized
Underlying Asset	party	Receive	Rate	Date	Amount	Value	(Received)	Depreciation

Bundesobligation Inflation Linked Bonds		Cash Flow from	6-Month
2.250% due 04/15/13	BRC	Underlying Asset	EUR-LIBOR	04/15/13	EUR 15,000,000	($2,491,277)	($2,257,372)	($233,905)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Xstrata Canada Corp 7.350% due 06/05/12	(0.910%)	06/20/12	BOA	0.962%	$3,700,000	$ 4,081	$ -	$ 4,081
Starwoods Hotel & Resorts Worldwide Inc 7.875% due 05/01/12	(5.000%)	06/20/12	DUB	2.631%	5,500,000	(341,690)	(167,109)	(174,581)
UST Inc 6.625% due 07/15/12	(0.340%)	09/20/12	BOA	0.123%	8,900,000	(57,928)	-	(57,928)
AutoZone Inc 5.875% due 10/15/12	(0.620%)	12/20/12	BOA	0.536%	2,000,000	(5,700)	-	(5,700)
Starwoods Hotel & Resorts Worldwide Inc 6.250% due 02/15/13	(2.370%)	03/20/13	BOA	2.727%	3,000,000	32,263	-	32,263
Macy’s Retail Holdings Inc 5.875% due 01/15/13	(2.430%)	03/20/13	BOA	2.712%	2,000,000	16,694	-	16,694
Rexam PLC 6.750% due 06/01/13	(1.450%)	06/20/13	BRC	1.075%	4,200,000	(57,490)	-	(57,490)
Embarq Corp 7.082% due 06/01/16	(2.140%)	06/20/13	MSC	0.501%	5,000,000	(298,932)	-	(298,932)
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

H.J. Heinz Co 5.350% due 07/15/13	(0.580%)	09/20/13	CIT	0.298%	$5,000,000	($55,212)	$ -	($55,212)
Cadbury Schweppes UC Finance LLC 5.125% due 10/01/13	(0.460%)	12/20/13	BOA	0.479%	6,200,000	3,954	-	3,954
Tyco International Group SA 6.000% due 11/15/13	(0.750%)	12/20/13	BOA	0.616%	2,000,000	(11,187)	-	(11,187)
International Lease Finance Corp 6.625% due 11/15/13	(1.600%)	12/20/13	DUB	9.204%	3,200,000	722,208	-	722,208
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	BOA	2.852%	3,800,000	(120,010)	-	(120,010)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	CIT	2.852%	4,100,000	(129,484)	-	(129,484)
EchoStar Distribution Corp 6.625% due 10/01/14	(3.650%)	12/20/13	MER	2.852%	1,100,000	(34,740)	-	(34,740)
Autozone Inc 6.500% due 01/15/14	(1.070%)	03/20/14	BOA	0.618%	5,000,000	(97,577)	-	(97,577)
Liberty Mutual Group 5.750% due 03/15/14	(1.390%)	03/20/14	BOA	2.253%	3,600,000	123,900	-	123,900
Centex Corp 5.250% due 06/15/15	(1.000%)	06/20/14	BNP	0.673%	3,500,000	(52,238)	(46,651)	(5,587)
Spectra Energy Corp 5.668% due 08/15/14	(0.830%)	09/20/14	BOA	0.581%	5,200,000	(62,026)	-	(62,026)
American Electric Power Co Inc 5.250% due 06/01/15	(0.470%)	06/20/15	MSC	0.475%	2,700,000	333	-	333
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.600%)	09/20/15	DUB	0.452%	3,000,000	(25,067)	-	(25,067)
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(0.830%)	09/20/15	BOA	0.452%	3,000,000	(63,531)	-	(63,531)
Simon Property Group LP 5.750% due 12/01/15	(1.010%)	12/20/15	RBS	1.481%	2,700,000	68,756	-	68,756
AutoZone Inc 6.950% due 06/15/16	(0.870%)	06/20/16	BOA	0.692%	5,000,000	(55,310)	-	(55,310)
Omincom Group Inc 5.900% due 04/15/16	(0.940%)	06/20/16	CIT	0.668%	1,250,000	(21,097)	-	(21,097)
The Western Union Co 5.930% due 10/01/16	(0.795%)	12/20/16	BOA	0.514%	8,000,000	(148,627)	-	(148,627)
Masco Corp 6.125% due 10/03/16	(1.910%)	12/20/16	CIT	2.125%	5,300,000	64,764	-	64,764
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%)	12/20/16	RBS	3.059%	2,000,000	107,257	-	107,257
Southwest Airlines Co 5.125% due 03/01/17	(1.320%)	03/20/17	BOA	1.716%	3,000,000	73,598	-	73,598
Cardinal Health Inc 6.000% due 06/15/17	(0.590%)	06/20/17	DUB	0.501%	1,000,000	(6,343)	-	(6,343)
Rohm & Haas Co 6.000% due 09/15/17	(1.850%)	09/20/17	CSF	1.025%	5,000,000	(286,240)	-	(286,240)
Macy’s Retail Holdings Inc 7.450% due 07/15/17	(2.110%)	09/20/17	DUB	2.989%	1,000,000	52,980	-	52,980
Limited Brands Inc 6.900% due 07/15/17	(3.113%)	09/20/17	MSC	2.811%	1,000,000	(19,778)	-	(19,778)
Nucor Corp 5.750% due 12/01/17	(0.486%)	12/20/17	CSF	0.648%	2,000,000	23,151	-	23,151
Viacom Inc 6.125% due 10/05/17	(1.110%)	12/20/17	BOA	0.967%	2,000,000	(20,906)	-	(20,906)
Motorola Inc 6.000% due 11/15/17	(2.600%)	12/20/17	DUB	1.458%	2,000,000	(158,376)	-	(158,376)
Nordstrom Inc 6.250% due 01/15/18	(0.975%)	03/20/18	DUB	1.748%	1,200,000	64,218	-	64,218
Nordstrom Inc 6.250% due 01/15/18	(0.990%)	03/20/18	BOA	1.748%	1,500,000	78,701	-	78,701
Temple Inland Inc 6.625% due 01/15/18 ж	(1.000%)	03/20/18	BOA	1.589%	4,000,000	162,955	208,974	(46,019)
Pactiv Corp 6.400% due 01/15/18	(1.170%)	03/20/18	BOA	0.807%	1,500,000	(40,385)	-	(40,385)
Health Care Properties Inc 6.700% due 01/30/18	(2.910%)	03/20/18	GSC	2.005%	3,000,000	(186,056)	-	(186,056)
Con-Way Inc 7.250% due 01/15/18	(3.800%)	03/20/18	UBS	1.353%	7,000,000	(1,216,304)	-	(1,216,304)
Sempra Energy 6.150% due 06/15/18	(0.670%)	06/20/18	DUB	0.769%	2,000,000	14,470	-	14,470
Genworth Financial Inc 6.515% due 05/22/18	(0.830%)	06/20/18	BRC	4.544%	4,000,000	918,070	-	918,070
Genworth Financial Inc 6.515% due 05/22/18	(0.960%)	06/20/18	BRC	4.544%	100,000	22,149	-	22,149
Genworth Financial Inc 6.515% due 05/22/18	(0.980%)	06/20/18	DUB	4.544%	600,000	132,116	-	132,116
Prologis REIT 6.625% due 05/15/18	(1.320%)	06/20/18	MSC	2.487%	5,400,000	413,234	-	413,234
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.490%)	06/20/18	BOA	2.992%	3,900,000	378,189	-	378,189
Autozone Inc 7.125% due 08/01/18	(1.090%)	09/20/18	GSC	0.751%	5,000,000	(131,219)	-	(131,219)
Alcoa Inc 6.750% due 07/15/18	(1.290%)	09/20/18	BOA	2.704%	5,000,000	478,083	-	478,083
Tyco International Finance Co 7.000% due 12/15/19	(1.120%)	12/20/19	BOA	0.686%	4,000,000	(148,511)	-	(148,511)

						$ 104,160	($4,786)	$ 108,946

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	0.850%	12/20/09	BOA	1.471%	$2,900,000	($3,421)	$-	($3,421)
General Electric Capital Corp 6.000% due 06/15/12	1.020%	09/20/10	BRC	1.492%	1,800,000	(7,789)	-	(7,789)
General Electric Capital Corp 6.000% due 06/15/12	0.935%	12/20/10	BRC	1.504%	3,000,000	(20,038)	-	(20,038)
General Electric Capital Corp 6.000% due 06/15/12	1.120%	12/20/10	CIT	1.504%	1,000,000	(4,386)	-	(4,386)
General Motors Acceptance Corp LLC 6.875% due 08/28/12	3.400%	06/20/11	GSC	6.373%	700,000	(32,467)	-	(32,467)
Ford Motor Credit Co LLC 7.000% due 10/01/13	3.800%	09/20/12	BRC	5.348%	2,000,000	(79,139)	-	(79,139)
Ford Motor Credit Co LLC 7.000% due 10/01/13	3.800%	09/20/12	MSC	5.348%	3,200,000	(126,622)	-	(126,622)
American International Group Inc 6.250% due 05/01/36	1.975%	03/20/13	RBS	8.112%	8,800,000	(1,511,806)	-	(1,511,806)
General Electric Capital Corp 5.625% due 09/15/17	3.725%	12/20/13	CIT	2.021%	28,900,000	1,928,189	-	1,928,189

						$142,521	$-	$ 142,521

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Pay	Expiration	Counter-	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA IG9 Index ж	(0.600%)	12/20/12	MER	$8,979,200	$ 221,969	$559,118	($337,149)
Dow Jones CDX NA IG12 Index ж	(1.000%)	06/20/14	DUB	72,900,000	291,086	2,347,873	(2,056,787)
Dow Jones CDX NA IG12 Index ж	(1.000%)	06/20/14	GSC	83,400,000	333,012	2,278,167	(1,945,155)
Dow Jones CDX NA IG12 Index ж	(1.000%)	06/20/14	MSC	26,800,000	107,011	991,816	(884,805)
Dow Jones CDX NA HY12 Index ж	(5.000%)	06/20/14	DUB	34,028,000	2,031,957	1,638,361	393,596
Dow Jones CDX NA HY12 Index ж	(5.000%)	06/20/14	MSC	29,986,000	1,790,593	1,611,748	178,845
Dow Jones CDX NA HY12 Index ж	(5.000%)	06/20/14	UBS	9,588,000	572,541	581,273	(8,732)

					$5,348,169	$10,008,356	($4,660,187)

Total Credit Default Swaps (6)					$5,594,850	$10,003,570	($4,408,720)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in the absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6) The aggregate fair value of credit default swaps in a net liability as of September 30, 2009 was $10,705,519.
Interest Rate Swaps

							Upfront
							Premiums
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid	Unrealized
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	Appreciation

6-Month GBP-LIBOR	DUB	Pay	6.000%	03/20/10	GBP 147,700,000	$10,902,821	$2,520,527	$8,382,294
France CPI Excluding Tobacco ж	BNP	Pay	2.103%	09/14/10	EUR 10,000,000	566,460	-	566,460
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 5,300,000	$308,062	($14,359)	$ 322,421
France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	1,100,000	62,010	-	62,010
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	3,800,000	240,042	12,131	227,911
France CPI Excluding Tobacco	BNP	Pay	2.040%	02/21/11	10,200,000	538,555	-	538,555
6-Month EUR-LIBOR	GSC	Pay	4.500%	03/18/11	10,600,000	900,285	(22,326)	922,611
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	7,400,000	382,809	-	382,809
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	15,100,000	849,019	-	849,019
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	15,600,000	609,760	-	609,760
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 21,000,000	(533,449)	(199,482)	(333,967)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	76,600,000	(1,198,625)	(19,122)	(1,179,503)
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	92,500,000	(1,270,850)	(1,406,005)	135,155
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	11,400,000	484,568	75,268	409,300
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	11,900,000	505,821	55,086	450,735
France CPI Excluding Tobacco	UBS	Receive	2.275%	10/15/16	EUR 7,500,000	93,805	-	93,805
France CPI Excluding Tobacco	UBS	Pay	2.350%	10/15/16	7,500,000	(114,025)	-	(114,025)
France CPI Excluding Tobacco	JPM	Pay	2.353%	10/15/16	7,100,000	(119,954)	-	(119,954)

Total Interest Rate Swaps						$13,207,114	$1,001,718	$12,205,396

Total Swap Agreements						$16,310,687	$8,747,916	$ 7,562,771

(j)	As of September 30, 2009, securities with total aggregate market values of $2,750,946, $7,101,193, and $730,386 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts, swap contracts, and delayed delivery securities, respectively. In addition, $350,000 and $990,000 in cash was segregated as collateral for futures contracts and delayed delivery securities, respectively.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

PREFERRED STOCKS - 0.1%

Financials - 0.1%

DG Funding Trust * ж	233	$1,989,237

Total Preferred Stocks
(Cost $1,940,688)		1,989,237

CONVERTIBLE PREFERRED STOCKS - 1.0%

Financials - 1.0%

American International Group Inc 8.500% †	395,100	4,563,405
Wells Fargo & Co 7.500%	50,000	44,650,000

		49,213,405

Total Convertible Preferred Stocks (Cost $66,682,053)		49,213,405

	Principal
	Amount

CORPORATE BONDS & NOTES - 28.7%

Consumer Discretionary - 1.6%

Comcast Corp
7.050% due 03/15/33	$3,000,000	3,413,355
Cox Communications Inc
6.800% due 08/01/28	110,000	113,238
Daimler Finance North America LLC
5.750% due 09/08/11 †	8,000,000	8,408,032
6.500% due 11/15/13 †	6,500,000	7,011,660
DISH DBS Corp
6.375% due 10/01/11	3,000,000	3,067,500
General Motors Corp
8.375% due 07/05/33 ¤	EUR 7,400,000	1,597,255
Johnson Controls Inc
5.500% due 01/15/16	$5,000,000	5,187,045
Macy’s Retail Holdings Inc
5.900% due 12/01/16 †	5,000,000	4,607,000
Marks & Spencer PLC (United Kingdom)
6.250% due 12/01/17 ~	10,000,000	9,854,990
The Black & Decker Corp
4.750% due 11/01/14	6,000,000	6,091,566
The Home Depot Inc
5.400% due 03/01/16	5,000,000	5,235,680
Time Warner Inc
5.500% due 11/15/11	4,000,000	4,255,876
Viacom Inc
6.250% due 04/30/16 †	7,500,000	8,101,867
Yum! Brands Inc
6.250% due 03/15/18	7,500,000	8,093,542

		75,038,606

Consumer Staples - 1.3%

Kraft Foods Inc
6.125% due 02/01/18	20,300,000	21,546,643
6.500% due 08/11/17	5,000,000	5,417,565
6.875% due 02/01/38	2,600,000	2,871,669
Philip Morris International Inc
6.375% due 05/16/38 †	4,100,000	4,735,110
Reynolds American Inc
7.625% due 06/01/16 †	4,100,000	4,394,372
The Clorox Co
5.950% due 10/15/17	5,000,000	5,436,505
The Kroger Co
5.500% due 02/01/13	2,900,000	3,094,544
6.400% due 08/15/17 †	5,000,000	5,541,340
Wal-Mart Stores Inc
5.800% due 02/15/18 †	7,200,000	8,101,253
6.500% due 08/15/37	2,900,000	3,396,384

		64,535,385

Energy - 2.1%

Chesapeake Energy Corp
7.000% due 08/15/14	900,000	875,250
Enterprise Products Operating LLC
4.625% due 10/15/09	3,900,000	3,901,540
Gaz Capital SA (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,637,468
8.146% due 04/11/18 † ~	$11,000,000	11,674,300
Nabors Industries Inc
6.150% due 02/15/18	6,000,000	6,024,708
NGPL PipeCo LLC
7.119% due 12/15/17 ~	18,800,000	21,073,804
7.768% due 12/15/37 ~	8,100,000	9,866,286
Suncor Energy Inc (Canada)
6.100% due 06/01/18	36,800,000	38,533,427
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,724,076
7.500% due 01/15/31	945,000	967,992
Transocean Inc (Cayman)
6.800% due 03/15/38	1,000,000	1,148,939

		101,427,790

Financials - 20.7%

Allstate Life Global Funding Trusts
5.375% due 04/30/13	12,018,000	12,806,537
American Express Bank FSB
5.500% due 04/16/13	17,800,000	18,807,427
American Express Centurion Bank
6.000% due 09/13/17	39,100,000	40,511,705
American Express Travel Related
Services Co Inc
0.446% due 06/01/11 §	1,600,000	1,534,184
American International Group Inc
5.375% due 10/18/11 †	6,900,000	6,387,206
5.850% due 01/16/18 †	22,500,000	16,314,705
BAC Capital Trust VII
5.250% due 08/10/35	GBP 3,350,000	3,439,837
Bank of America Corp
0.770% due 08/15/16 §	$2,800,000	2,308,152
2.375% due 06/22/12 †	19,300,000	19,694,878
7.250% due 10/15/25	840,000	852,320
Barclays Bank PLC (United Kingdom)
0.464% due 03/23/17 §	1,300,000	1,133,297
5.450% due 09/12/12	23,200,000	24,954,175
10.179% due 06/12/21 ~	19,520,000	25,703,702
CCCA LLC
7.900% due 10/15/12 ~	900,000	922,945
CIT Group Inc
5.000% due 05/13/14	EUR 7,500,000	6,639,985
Citibank NA
1.875% due 05/07/12 †	$2,000,000	2,014,614
1.875% due 06/04/12 †	1,000,000	1,007,356
CitiFinancial Inc
6.625% due 06/01/15	4,000,000	4,017,276
Citigroup Capital XXI
8.300% due 12/21/57 §	62,050,000	55,767,437
Citigroup Funding Inc
2.250% due 12/10/12	3,900,000	3,956,749
Citigroup Inc
0.313% due 12/28/09 §	15,000,000	14,979,465
0.579% due 06/09/16 §	20,900,000	17,407,234
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value

0.579% due 05/18/10 §	$8,900,000	$8,861,730
2.125% due 04/30/12	2,000,000	2,029,656
5.500% due 04/11/13	10,200,000	10,449,523
5.875% due 05/29/37	6,800,000	5,947,708
8.500% due 05/22/19	6,500,000	7,349,784
CNA Financial Corp
5.850% due 12/15/14	9,000,000	8,516,700
DnB NOR Bank ASA (Norway)
0.591% due 09/01/16 §	1,300,000	1,199,779
Everest Reinsurance Holdings Inc
5.400% due 10/15/14	2,000,000	2,005,410
Ford Motor Credit Co LLC
3.260% due 01/13/12 §	10,000,000	9,012,500
7.000% due 10/01/13 †	200,000	187,945
7.250% due 10/25/11	5,064,000	4,921,291
7.375% due 02/01/11	3,900,000	3,880,855
7.875% due 06/15/10	1,300,000	1,305,915
9.750% due 09/15/10	2,100,000	2,146,446
12.000% due 05/15/15	3,300,000	3,640,669
General Electric Capital Corp
2.000% due 09/28/12	8,000,000	8,052,688
3.000% due 12/09/11	25,800,000	26,719,564
5.875% due 01/14/38	12,300,000	11,317,119
6.875% due 01/10/39 †	6,900,000	7,249,906
General Motors Acceptance Corp LLC
5.375% due 06/06/11	EUR1,000,000	1,368,239
6.625% due 05/15/12	$8,600,000	7,840,680
7.000% due 02/01/12	10,500,000	9,680,118
7.250% due 03/02/11	2,000,000	1,922,738
Goldman Sachs Capital II
5.793% § ±	13,500,000	9,787,500
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37 †	8,500,000	9,224,565
International Lease Finance Corp
0.909% due 01/15/10 §	4,580,000	4,473,781
1.522% due 07/06/10 §	EUR2,000,000	2,711,048
5.300% due 05/01/12	$10,000,000	8,410,040
5.450% due 03/24/11	7,000,000	6,454,959
6.375% due 03/25/13 †	4,500,000	3,612,510
JPMorgan Chase & Co
6.000% due 01/15/18	3,300,000	3,547,780
7.900% § ±	3,615,000	3,481,596
JPMorgan Chase Bank NA
0.630% due 06/13/16 §	1,000,000	931,565
KeyBank NA
2.598% due 06/02/10 §	11,300,000	11,247,952
Kimco Realty Corp
5.700% due 05/01/17 †	5,600,000	5,251,495
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	EUR10,900,000	16,362,409
Lehman Brothers Holdings Inc
5.625% due 01/24/13 ¤	$35,100,000	6,361,875
6.750% due 12/28/17 ¤	17,000,000	1,700
6.875% due 05/02/18 ¤	4,300,000	784,750
Marsh & McLennan Cos Inc
5.375% due 07/15/14	4,000,000	4,168,748
5.750% due 09/15/15	5,000,000	5,279,270
Merrill Lynch & Co Inc
1.083% due 02/08/10 §	EUR2,200,000	3,194,507
6.050% due 08/15/12	$500,000	533,700
6.875% due 04/25/18	26,100,000	27,493,714
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~	9,700,000	10,068,513
Morgan Stanley
0.490% due 04/19/12 §	6,900,000	6,703,964
5.300% due 03/01/13	354,000	371,336
National Australia Bank Ltd (Australia)
5.350% due 06/12/13 ~	6,700,000	7,151,104
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	530,000
New York Life Global Funding
4.650% due 05/09/13 ~	1,510,000	1,591,483
Nykredit Realkredit AS (Denmark)
3.261% due 10/01/30 §	DKK34,165,670	6,407,259
3.261% due 04/01/38 §	32,680,016	6,225,010
Principal Life Income Funding Trusts
5.300% due 04/24/13	$3,800,000	3,902,760
Prudential Financial Inc
6.100% due 06/15/17	5,000,000	5,030,585
Realkredit Danmark AS (Denmark)
2.730% due 01/01/38 §	DKK148,066,256	27,818,544
2.730% due 10/01/38 §	31,975,137	6,098,599
Santander Perpetual SA Unipersonal (Spain)
6.671% § ~ ±	$9,100,000	8,016,108
SLM Corp
0.664% due 07/26/10 §	2,300,000	2,185,389
4.875% due 12/17/12	GBP2,015,000	2,634,874
SMFG Preferred Capital Ltd (Cayman)
6.164% § ~ ±	2,100,000	2,739,061
The Bear Stearns Cos LLC
0.549% due 05/18/10 §	$3,000,000	3,002,736
0.993% due 09/26/13 §	EUR9,800,000	13,767,267
6.400% due 10/02/17 †	$19,100,000	20,811,035
6.950% due 08/10/12	36,735,000	40,927,272
7.250% due 02/01/18	13,000,000	14,870,219
The Goldman Sachs Group Inc
1.258% due 01/30/17 §	EUR1,000,000	1,311,316
6.250% due 09/01/17 †	$37,000,000	39,193,989
6.750% due 10/01/37	16,700,000	17,289,894
The Royal Bank of Scotland Group PLC (United Kingdom)
0.854% due 04/08/11 § ~	36,900,000	37,005,977
4.875% due 08/25/14 ~	1,100,000	1,118,355
6.990% § ~ ±	3,000,000	1,561,950
7.640% § ±	16,000,000	7,849,200
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~	2,800,000	3,060,971
UBS AG (Switzerland)
5.875% due 12/20/17 †	24,700,000	25,325,676
Wachovia Bank NA
0.629% due 03/15/16 §	9,300,000	8,296,149
0.863% due 11/03/14 §	21,500,000	19,569,128
5.000% due 08/15/15 †	6,000,000	5,792,076
Wachovia Corp
0.639% due 10/15/11 §	13,000,000	12,822,485
WEA Finance LLC
5.700% due 10/01/16 ~	7,500,000	7,277,452
Wells Fargo & Co
7.980% § ±	58,900,000	53,893,500
XL Capital Finance Europe PLC (United Kingdom)
6.500% due 01/15/12 †	5,000,000	5,115,965

		997,420,814

Health Care - 0.3%

UnitedHealth Group Inc
6.000% due 02/15/18 †	12,300,000	12,946,660
6.875% due 02/15/38	2,700,000	2,990,147

		15,936,807

Industrials - 0.4%

CSX Corp
5.600% due 05/01/17	5,000,000	5,252,005
Erac USA Finance Co
6.375% due 10/15/17 ~	5,000,000	5,027,560
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value

Masco Corp
6.125% due 10/03/16 †	$10,000,000	$9,497,300
United Air Lines Inc
9.210% due 01/21/17 ¤ ж	324,463	2,661
9.350% due 04/07/16 ¤ ж	79,441	15,888
9.560% due 10/19/18 ¤ ж	944,566	279,828
10.850% due 02/19/15 ¤ ж	771,471	235,299

		20,310,541

Materials - 0.5%

BHP Billiton Finance USA Ltd (Australia)
5.125% due 03/29/12	3,000,000	3,239,454
Nucor Corp
5.750% due 12/01/17	5,000,000	5,463,415
Rio Tinto Alcan Inc (Canada)
5.000% due 06/01/15	2,500,000	2,566,865
Rohm & Haas Co
6.000% due 09/15/17 †	10,000,000	9,979,940
Sealed Air Corp
5.625% due 07/15/13 ~	2,100,000	2,129,249
StatoilHydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,232,421
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17 †	700,000	753,091

		25,364,435

Telecommunication Services - 1.6%

AT&T Inc
6.300% due 01/15/38	6,800,000	7,149,935
BellSouth Corp
5.200% due 09/15/14	9,100,000	9,865,392
British Telecommunications PLC (United Kingdom)
9.625% due 12/15/30	1,000,000	1,284,642
Qwest Capital Funding Inc
7.250% due 02/15/11	880,000	884,400
Qwest Corp
6.875% due 09/15/33	1,386,000	1,129,590
8.875% due 03/15/12	1,500,000	1,586,250
Sprint Capital Corp
8.750% due 03/15/32	5,000,000	4,750,000
Sprint Nextel Corp
6.000% due 12/01/16	10,000,000	8,975,000
Verizon Communications Inc
5.550% due 02/15/16 †	8,000,000	8,675,920
8.950% due 03/01/39 †	2,700,000	3,711,568
Verizon PA Inc
5.650% due 11/15/11	2,899,000	3,090,256
Verizon Wireless Capital LLC
3.025% due 05/20/11 § ~	23,800,000	24,633,500

		75,736,453

Utilities - 0.2%

PSEG Power LLC
7.750% due 04/15/11 †	1,000,000	1,080,970
Teco Finance Inc
6.750% due 05/01/15	5,600,000	6,038,771

		7,119,741

Total Corporate Bonds & Notes (Cost $1,376,779,589)		1,382,890,572

SENIOR LOAN NOTES - 0.6%

Consumer Discretionary - 0.3%

Ford Motor Co Term B
3.494% due 12/16/13 §	9,118,792	8,130,378
Yell Term B (United Kingdom)
3.283% due 02/10/13 §	7,000,000	5,505,003

		13,635,381

Financials - 0.3%

Chrysler Financial Co LLC Term B
4.250% due 08/03/12 §	15,680,000	15,115,520

Materials - 0.0%

Georgia-Pacific Corp Term B
2.283% due 12/20/12 §	377	364

Utilities - 0.0%

The AES Corp (Letter of Credit)
6.520% due 03/31/10 § ж	1,332,000	1,317,015

Total Senior Loan Notes (Cost $32,549,185)		30,068,280

MORTGAGE-BACKED SECURITIES - 51.2%

Collateralized Mortgage Obligations - Commercial - 3.0%

BCRR Trust
5.858% due 07/17/40 “ § ~	16,400,000	14,566,449
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/44 “	900,000	812,377
5.471% due 01/12/45 “ §	1,300,000	1,208,335
5.700% due 06/11/50 “	6,900,000	6,127,413
7.000% due 05/20/30 “ §	1,149,760	1,214,332
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “	2,400,000	2,094,903
Credit Suisse Mortgage Capital Certificates
0.473% due 10/15/21 “ § ~	22,541,862	19,275,727
5.467% due 09/15/39 “	35,300,000	30,095,534
5.846% due 03/15/39 “ §	400,000	354,990
CS First Boston Mortgage Securities Corp
6.380% due 12/18/35 “	4,321,320	4,472,915
GMAC Commercial Mortgage Securities Inc (IO)
1.071% due 05/15/35 “ § ж	1,715,004	69,838
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 “ §	200,000	192,312
5.444% due 03/10/39 “	18,200,000	16,175,851
GS Mortgage Securities Corp II
5.999% due 08/10/45 “ §	2,400,000	1,990,467
JPMorgan Chase Commercial Mortgage Securities Corp
5.937% due 02/12/49 “ §	5,660,000	4,860,763
6.006% due 06/15/49 “ §	3,500,000	3,394,672
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	1,600,000	1,416,537
Lehman Large Loan (IO)
0.866% due 10/12/34 “ § ж	2,336,208	28,973
Merrill Lynch Countrywide Commercial
Mortgage Trust
5.700% due 09/12/49 “	7,430,000	5,889,786
Merrill Lynch-Floating Rate Trust
0.859% due 07/09/21 “ §	13,600,000	10,994,388
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value

Morgan Stanley Capital I
5.731% due 07/12/44 “ §	$6,300,000	$6,032,750
5.809% due 12/12/49 “	300,000	257,611
Mortgage Capital Funding Inc (IO)
1.988% due 11/20/27 “ § ж	3,345	-
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/43 “	16,200,000	12,374,653

		143,901,576

Collateralized Mortgage Obligations - Residential - 6.7%

Adjustable Rate Mortgage Trust
4.550% due 05/25/35 “ §	2,002,267	1,872,711
5.160% due 09/25/35 “ §	1,601,285	1,147,465
Banc of America Funding Corp
3.487% due 05/25/35 “ §	10,385,399	9,778,705
4.568% due 02/20/36 “ §	7,232,669	6,380,137
6.093% due 01/20/47 “ §	886,528	581,138
Banc of America Funding Corp (IO)
4.604% due 01/25/36 “ § ж	18,036,469	1,025,095
Banc of America Mortgage Securities Inc
5.000% due 05/25/34 “	3,379,638	3,334,868
BCAP LLC Trust
0.416% due 01/25/37 “ §	5,603,150	2,634,736
Bear Stearns Adjustable Rate Mortgage Trust
2.460% due 08/25/35 “ §	87,288	76,569
2.860% due 03/25/35 “ §	11,982,462	10,717,052
4.531% due 08/25/33 “ §	11,555,153	10,966,427
4.550% due 08/25/35 “ §	2,988,802	2,626,223
4.617% due 10/25/35 “ §	4,792,077	4,711,963
4.625% due 10/25/35 “ §	1,996,494	1,733,522
4.984% due 01/25/35 “ §	1,009,952	914,914
5.117% due 04/25/33 “ §	35,781	34,386
5.131% due 02/25/34 “ §	1,286,669	1,096,271
Bear Stearns Alt-A Trust
1.086% due 11/25/34 “ §	1,587,607	260,194
5.355% due 05/25/35 “ §	6,015,992	4,055,331
5.490% due 09/25/35 “ §	9,504,569	6,030,907
5.654% due 11/25/36 “ §	6,747,590	4,076,577
5.718% due 01/25/36 “ §	6,083,196	3,774,409
Bear Stearns Structured Products Inc
5.485% due 12/26/46 “ §	2,314,962	1,452,678
5.636% due 01/26/36 “ §	3,277,273	1,870,057
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	3,599,664	2,952,721
4.647% due 08/25/35 “ §	3,466,263	1,729,305
4.900% due 10/25/35 “ §	313,850	248,499
Countrywide Alternative Loan Trust
0.526% due 02/25/37 “ §	400,922	208,167
Countrywide Alternative Loan Trust (IO)
4.754% due 05/25/35 “ § ж	16,133,146	1,218,964
Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/35 “ §	3,220,446	1,766,232
0.586% due 06/25/35 “ § ~	13,585,966	9,257,276
4.004% due 08/25/34 “ §	665,509	436,999
4.764% due 05/20/34 “ §	4,701,076	3,690,396
5.250% due 02/20/36 “ §	4,147,379	2,802,249
5.750% due 05/25/33 “	136,431	135,006
CS First Boston Mortgage Securities Corp
0.929% due 03/25/32 “ § ~	734,657	617,292
Downey Savings & Loan Association Mortgage Loan Trust
3.059% due 07/19/44 “ §	2,652,152	1,792,104
Fannie Mae
0.306% due 07/25/37 “ §	2,240,210	2,021,671
0.644% due 04/18/28 “ §	337,359	332,517
0.694% due 10/18/30 “ §	2,813	2,778
0.746% due 03/25/17 “ §	125,986	124,737
5.000% due 07/25/19 - 03/25/21 “	201,120	209,773
5.500% due 03/25/28 “	5,503,750	5,728,632
6.500% due 10/25/42 “	2,694,936	2,914,998
First Horizon Alternative Mortgage Securities
3.149% due 03/25/35 “ §	2,283,688	1,574,116
3.525% due 06/25/34 “ §	11,924,011	9,308,453
First Horizon Asset Securities Inc
5.366% due 08/25/35 “ §	554,960	460,115
Freddie Mac
0.593% due 12/15/29 “ §	57,227	56,254
3.500% due 07/15/32 “	291,590	294,548
4.500% due 09/15/14 “	55,172	55,426
5.000% due 12/15/23 - 04/15/30 “	64,729,403	66,061,110
5.500% due 03/15/17 “	1,139,307	1,187,656
7.000% due 09/15/21 “	93,772	101,572
7.500% due 01/15/23 “	2,119,445	2,299,989
Freddie Mac Structured Pass-Through Securities
2.251% due 10/25/44 “ §	4,184,198	4,091,416
2.451% due 07/25/44 “ §	22,224,519	21,838,521
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	2,389,244	2,375,568
Government National Mortgage Association
7.000% due 02/16/29 “	377,812	409,912
7.500% due 09/20/26 “	512,179	549,356
Greenpoint Mortgage Funding Trust
0.516% due 11/25/45 “ §	123,913	64,966
Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/33 “ §	1,896,241	1,564,124
GSR Mortgage Loan Trust
4.117% due 09/25/35 “ §	323,161	299,295
Harborview Mortgage Loan Trust
0.616% due 02/19/34 “ §	88,538	71,008
5.220% due 07/19/35 “ §	3,295,344	2,394,491
Imperial Savings Association
6.503% due 02/25/18 “ §	3,348	3,315
IndyMac ARM Trust
3.337% due 01/25/32 “ §	56,765	42,616
IndyMac Index Mortgage Loan Trust
4.944% due 12/25/34 “ §	352,232	213,626
JPMorgan Mortgage Trust
5.012% due 02/25/35 “ §	2,514,423	2,410,199
MASTR Alternative Loans Trust
0.646% due 03/25/36 “ §	1,444,216	685,818
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	204,601	201,878
Merrill Lynch Mortgage Investors Inc
0.456% due 02/25/36 “ §	1,451,544	835,481
MLCC Mortgage Investors Inc
0.496% due 11/25/35 “ §	337,006	242,204
1.246% due 10/25/35 “ §	606,890	537,108
3.722% due 12/25/34 “ §	969,768	917,585
4.250% due 10/25/35 “ §	2,709,557	2,333,867
Provident Funding Mortgage Loan Trust
3.546% due 04/25/34 “ §	22,266	21,180
Residential Accredit Loans Inc
0.426% due 06/25/46 “ §	3,436,022	1,625,888
0.456% due 04/25/46 “ §	341,660	161,515
6.000% due 06/25/36 “	15,408,406	8,223,146
Residential Asset Securitization Trust
0.646% due 01/25/46 “ §	3,283,839	1,529,536
5.500% due 01/25/34 “	1,783,294	1,739,005
Residential Asset Securitization Trust (IO)
4.704% due 11/25/35 “ § ж	13,365,838	955,580
Residential Funding Mortgage Securities I Inc
5.203% due 09/25/35 “ §	1,838,042	1,229,245
Sequoia Mortgage Trust
0.596% due 07/20/33 “ §	2,496,013	2,100,300
Structured Adjustable Rate Mortgage Loan Trust
5.297% due 01/25/35 “ §	1,449,629	1,118,600
5.394% due 08/25/35 “ §	432,773	309,147
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Structured Asset Mortgage Investments Inc
0.456% due 05/25/46 “ §	$2,588,786	$1,446,829
0.466% due 05/25/36 “ §	2,036,294	952,073
0.476% due 05/25/45 “ §	694,522	370,020
0.496% due 07/19/35 “ §	1,962,726	1,468,258
0.526% due 02/25/36 “ §	2,696,400	1,482,986
0.826% due 07/19/34 “ §	69,835	51,250
0.906% due 09/19/32 “ §	287,560	210,678
1.086% due 10/19/33 “ §	8,017	6,356
Structured Asset Securities Corp
5.000% due 12/25/34 “	34,430	33,672
SunTrust Alternative Loan Trust (IO)
4.854% due 12/25/35 “ § ж	30,707,382	2,184,729
Thornburg Mortgage Securities Trust
0.366% due 09/25/46 “ §	843,230	807,454
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	125,517	125,367
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
4.604% due 11/25/35 “ § ж	44,413,041	2,731,744
4.704% due 11/25/35 “ § ж	14,518,713	1,058,019
Washington Mutual Mortgage Pass-Through Certificates
0.516% due 12/25/45 “ §	181,706	107,018
0.536% due 10/25/45 “ §	189,189	102,436
0.556% due 01/25/45 “ §	2,459,759	1,552,410
0.566% due 01/25/45 “ §	137,178	84,078
0.786% due 12/25/27 “ §	7,596,991	5,364,666
2.301% due 08/25/42 “ §	129,270	88,797
2.723% due 02/27/34 “ §	2,631,582	2,442,186
Washington Mutual MSC Mortgage Pass-Through Certificates
4.661% due 02/25/33 “ §	141,548	130,378
4.665% due 02/25/33 “ §	22,326	20,451
Wells Fargo Mortgage-Backed Securities Trust
3.597% due 05/25/35 “ §	470,508	445,118
4.940% due 01/25/35 “ §	3,877,142	3,513,836
4.948% due 03/25/36 “ §	22,801,332	17,439,012
4.979% due 12/25/34 “ §	2,428,166	2,306,559
5.240% due 04/25/36 “ §	11,625,687	9,553,388
5.512% due 08/25/36 “ §	6,383,786	6,201,647
5.778% due 04/25/36 “ §	2,870,892	760,887

		324,879,688

Fannie Mae - 30.8%

2.251% due 08/01/42 - 10/01/44 “ §	4,348,958	4,324,225
2.620% due 03/01/34 “ §	55,869	56,220
2.630% due 03/01/33 “ §	1,150,911	1,148,115
2.940% due 09/01/33 “ §	132,704	133,882
3.058% due 07/01/33 “ §	132,797	133,335
3.236% due 04/01/27 “ §	47,598	48,540
3.262% due 01/01/34 “ §	42,865	42,746
3.440% due 11/01/34 “ §	16,273,182	16,534,072
3.491% due 02/01/33 “ §	858,029	856,703
3.570% due 02/01/33 “ §	30,186	30,151
3.824% due 12/01/22 “ §	44,080	44,185
3.908% due 05/01/36 “ §	151,961	151,411
3.971% due 05/01/36 “ §	143,299	142,789
3.985% due 06/01/34 “ §	59,400	60,104
4.095% due 05/01/36 “ §	4,508,105	4,535,558
4.220% due 01/01/23 “ §	185,589	186,310
4.285% due 03/01/33 “ §	66,566	68,963
4.453% due 04/01/35 “ §	3,832,889	3,970,514
4.500% due 11/01/14 - 10/19/39 “	10,865,340	11,245,622
4.517% due 11/01/34 “ §	64,485	66,480
4.580% due 01/01/25 “ §	100,344	101,058
4.609% due 07/01/33 “ §	133,561	134,584
4.660% due 12/01/34 “ §	7,708,863	7,907,815
4.695% due 08/01/35 “ §	2,288,007	2,384,256
4.716% due 07/01/35 “ §	12,708,766	13,232,044
4.741% due 09/01/35 “ §	1,198,432	1,207,906
4.745% due 04/01/34 “ §	1,384,348	1,441,689
4.834% due 09/01/34 “ §	2,208,965	2,219,861
5.000% due 06/01/18 - 10/19/39 “ ‡	399,100,508	417,443,359
5.055% due 09/01/35 “ §	2,049,421	2,151,527
5.073% due 12/01/34 “ §	99,868	105,342
5.200% due 11/01/23 “ §	112	115
5.237% due 08/01/34 “ §	89,762	94,443
5.395% due 01/01/36 “ §	1,234,828	1,265,449
5.500% due 12/01/14 - 10/19/39 “ ‡	514,862,043	541,875,552
6.000% due 04/01/16 - 10/14/39 “	408,445,719	431,824,557
6.364% due 08/01/36 “ §	4,409,761	4,531,567
6.500% due 01/01/13 - 10/14/39 “	15,256,325	16,382,485
8.000% due 05/01/30 - 08/01/30 “	21,146	23,981

		1,488,107,515

Federal Housing Authority - 0.0%

6.896% due 07/01/20 “	297,724	292,594
7.430% due 09/01/19 - 12/01/23 “	1,229,040	1,231,283

		1,523,877

Freddie Mac - 7.9%

2.764% due 03/01/32 “ §	180,505	184,583
2.774% due 03/01/32 “ §	385,845	394,598
2.866% due 07/01/32 “ §	78,306	79,233
2.941% due 05/01/32 “ §	48,432	48,979
3.327% due 05/01/23 “ §	13,155	13,495
4.000% due 07/01/18 “	3,661	3,815
4.345% due 01/01/28 “ §	52,750	53,463
5.000% due 11/12/39 “	76,000,000	78,244,356
5.288% due 09/01/35 “ §	1,343,788	1,398,794
5.500% due 03/01/23 - 11/12/39 “	280,000,556	292,371,455
6.000% due 03/03/18 - 10/01/22 “	3,403,209	3,651,123
6.164% due 06/01/17 “ §	7,202	7,309
6.500% due 01/01/15 - 05/01/17 “	2,432,919	2,606,494

		379,057,697

Government National Mortgage Association - 2.8%

3.750% due 03/20/32 “ §	99,282	98,116
4.000% due 03/20/32 - 01/20/33 “ §	465,956	461,806
4.125% due 12/20/22 - 12/20/32 “ §	2,154,233	2,135,909
4.250% due 03/20/28 - 03/20/29 “ §	47,494	47,092
4.375% due 05/20/22 - 06/20/32 “ §	5,025,403	5,006,986
4.500% due 03/20/33 “ §	472,425	469,411
4.625% due 07/20/23 - 09/20/32 “ §	1,498,413	1,494,766
4.750% due 03/20/29 “ §	49,686	49,619
5.125% due 08/20/20 - 07/20/24 “ §	209,519	210,287
6.000% due 08/15/31 - 10/21/39 “	53,381,143	56,379,997
6.500% due 04/15/36 - 10/21/39 “	63,152,210	67,133,381
7.500% due 02/15/31 - 12/15/31 “	138,768	155,662
8.000% due 12/15/29 - 08/15/32 “	856,245	974,322
8.500% due 09/15/16 - 01/15/31 “	1,003,838	1,155,535
9.000% due 02/15/17 - 04/15/20 “	21,730	24,756
10.000% due 05/15/19 - 02/15/25 “	23,476	26,970

		135,824,615

Total Mortgage-Backed Securities (Cost $2,470,807,412)		2,473,294,968

ASSET-BACKED SECURITIES - 1.8%

Access Group Inc
1.804% due 10/27/25 “ §	28,891,746	29,149,316
Ally Auto Receivables Trust
1.320% due 06/15/11 “ ~	5,700,000	5,649,236
Aurum Ltd CLO (Cayman)
0.939% due 04/15/14 “ § ~	6,410,350	5,949,606
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Citibank Omni Master Trust
1.346% due 12/23/13 “ § ~	$32,400,000	$32,378,243
Countrywide Asset-Backed Certificates
0.296% due 12/25/46 “ §	115,448	114,000
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	82,810	69,118
GE-WMC Mortgage Securities LLC
0.286% due 08/25/36 “ §	5,703	3,589
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	43,118	35,456
Long Beach Mortgage Loan Trust
0.526% due 10/25/34 “ §	17,007	13,008
Mid-State Trust
7.340% due 07/01/35 “	1,808,655	1,656,652
7.791% due 03/15/38 “	706,251	608,615
8.330% due 04/01/30 “	3,373,412	3,515,302
Renaissance Home Equity Loan Trust
0.686% due 08/25/33 “ §	654,160	385,096
Saxon Asset Securities Trust
0.766% due 08/25/32 “ §	3,443	3,029
SLM Student Loan Trust
0.954% due 01/25/17 “ §	4,000,000	3,985,645
Small Business Administration
4.754% due 08/10/14 “	1,869,447	1,943,702
8.017% due 02/10/10 “	82,150	84,052
Structured Asset Securities Corp
0.536% due 01/25/33 “ §	40,810	24,515

Total Asset-Backed Securities (Cost $86,311,145)		85,568,180

U.S. GOVERNMENT AGENCY ISSUES - 1.1%

Fannie Mae
5.000% due 07/29/19	17,000,000	18,156,425
Federal Home Loan Bank
3.375% due 06/24/11 †	4,100,000	4,268,977
Freddie Mac
1.125% due 06/01/11 †	25,900,000	26,051,075
5.250% due 07/18/11	2,400,000	2,588,662
Small Business Administration Participation Certificates
6.120% due 09/01/21	1,872,947	2,021,419

Total U.S. Government Agency Issues (Cost $50,683,528)		53,086,558

U.S. TREASURY OBLIGATIONS - 14.1%

U.S. Treasury Bonds - 1.6%

3.500% due 02/15/39 †	5,600,000	5,076,753
4.250% due 05/15/39 † ‡	50,900,000	52,689,491
4.375% due 02/15/38 †	4,700,000	4,954,829
4.500% due 05/15/38 †	1,600,000	1,723,002
4.500% due 08/15/39 †	11,400,000	12,297,761

		76,741,836

U.S. Treasury Notes - 12.5%

0.875% due 12/31/10 † ‡	9,400,000	9,444,434
0.875% due 02/28/11	5,200,000	5,221,939
0.875% due 03/31/11	6,300,000	6,324,123
0.875% due 04/30/11 †	82,000	82,263
0.875% due 05/31/11 †	147,900,000	148,327,579
0.875% due 09/30/11	150,500,000	150,700,014
1.000% due 07/31/11 †	37,200,000	37,326,443
1.000% due 08/31/11 †	193,300,000	193,738,018
3.000% due 09/30/16	53,700,000	53,939,180

		605,103,993

Total U.S. Treasury Obligations (Cost $676,196,699)		681,845,829

FOREIGN GOVERNMENT BONDS & NOTES - 7.0%

Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/12	BRL496,370,000	273,375,989
10.000% due 01/01/17	56,000,000	27,865,012
Hydro Quebec (Canada)
8.625% due 06/15/29	$1,000,000	1,362,146
Province of Quebec (Canada)
7.500% due 07/15/23	2,495,000	3,159,351
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	469,820
Republic of Panama (Panama)
6.700% due 01/26/36	10,935,000	12,137,850
Republic of South Africa (South Africa)
5.875% due 05/30/22	1,125,000	1,159,453
7.375% due 04/25/12	320,000	352,800
Societe Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR11,000,000	16,248,453
United Mexican States (Mexico)
6.050% due 01/11/40	$3,800,000	3,809,500

Total Foreign Government Bonds & Notes (Cost $323,164,222)		339,940,374

MUNICIPAL BONDS - 3.3%

Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,242,230
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	1,600,000	1,752,592
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	7,100,000	5,768,395
Chicago Transit Authority IL ‘A’
6.899% due 12/01/40	7,200,000	8,068,320
Chicago Transit Authority IL ‘B’
6.300% due 12/01/21	800,000	867,832
6.899% due 12/01/40	6,800,000	7,620,080
Clovis Unified School District CA ‘B’
0.000% due 08/01/24	3,000,000	1,472,370
Cook County School District No 123 IL
0.000% due 12/01/21	2,290,000	1,366,970
Escondido Union High School District CA
0.000% due 11/01/20	2,655,000	1,580,495
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,249,360
Golden State Tobacco Securitization Corp CA ‘A1’
5.125% due 06/01/47	1,800,000	1,353,834
5.750% due 06/01/47	3,000,000	2,504,130
Golden State Tobacco Securitization Corp CA ‘A2’
0.000% due 06/01/37	3,200,000	2,114,272
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	3,195,000	3,280,179
Honolulu City & County HI ‘A’
5.000% due 07/01/23	3,100,000	3,428,135
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Huntington Beach Union High School District CA
0.000% due 08/01/32	$10,000,000	$2,779,100
Illinois Municipal Electric Agency
6.832% due 02/01/35	300,000	330,585
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,013,230
Los Angeles Unified School District CA ‘A1’
4.500% due 07/01/24	7,100,000	7,305,261
Metropolitan Pier & Exposition Authority IL ‘A’
0.000% due 06/15/29	4,000,000	1,475,080
Metropolitan Transportation Authority NY
7.336% due 11/15/39	28,190,000	34,890,763
Modesto High School District Stanislaus County CA ‘A’
0.000% due 08/01/26	4,000,000	1,546,400
Monrovia Unified School District CA ‘B’
0.000% due 08/01/23	3,175,000	1,491,774
North Carolina Turnkpike Authority ‘B’
6.700% due 01/01/39	400,000	427,488
Northern Tobacco Securitization Corp AK ‘A’
5.000% due 06/01/46	3,500,000	2,476,565
Palomar Community College District CA ‘A’
4.750% due 05/01/32	400,000	407,888
Pierce County School District WA
5.000% due 12/01/23	3,000,000	3,219,630
Public Power Generation Agency NE
7.242% due 01/01/41	2,100,000	2,168,586
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	335,000	335,111
State of California
5.000% due 06/01/32	400,000	403,012
7.550% due 04/01/39	3,550,000	3,950,653
State of Iowa
6.750% due 06/01/34	1,000,000	1,070,150
Texas State Transportation Commission ‘A’
4.750% due 04/01/24	10,000,000	10,756,000
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35	4,000,000	4,102,880
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	9,425,000	7,467,522
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	4,750,678
6.125% due 06/01/32	2,735,000	2,726,439
Tobacco Settlement Financing Corp NJ ‘1A’
5.000% due 06/01/41	12,400,000	9,383,204
Tobacco Settlement Financing Corp RI ‘A’
6.250% due 06/01/42	900,000	881,505
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	4,075,000	4,199,654

Total Municipal Bonds (Cost $148,353,593)		160,228,352

SHORT-TERM INVESTMENTS - 0.8%

U.S. Treasury Bills - 0.0%

0.243% due 02/18/10	798,000	797,622
3.000% due 03/25/10 ‡	260,000	259,810

		1,057,432

Repurchase Agreements - 0.8%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $4,903,001; collateralized by Freddie Mac: 0.000% due 12/07/09 and market value $5,002,498)	4,903,000	4,903,000
JPMorgan Chase & Co 0.030% due 10/01/09 (Dated 09/30/09, repurchase price of $32,700,027; collateralized by U.S. Treasury Notes: 1.750% - 3.000% due 03/31/14 - 09/30/16 and market value $33,433,801)	32,700,000	32,700,000

		37,603,000

Total Short-Term Investments (Cost $38,660,006)		38,660,432

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 109.7% (Cost $5,272,128,120)		5,296,786,187

	Shares

SECURITIES LENDING COLLATERAL - 8.0%

Pacific Select Liquidating Trust + Ω	296,729,292	294,717,467
Sigma Liquidating Trust ¤ ж +	10,499,043	1,155
State Street Navigator Securities Lending PSF Portfolio	92,013,908	92,013,908

Total Securities Lending Collateral (Cost $382,156,964)		386,732,530

TOTAL INVESTMENTS - 117.7% (Cost $5,654,285,084)		5,683,518,717

TOTAL SECURITIES SOLD SHORT - (7.0%) (See Note (e) to Notes to Schedule of Investments) (Proceeds $337,646,605)		(338,154,687)

OTHER ASSETS & LIABILITIES, NET - (10.7%)		(517,366,542)

NET ASSETS - 100.0%		$4,827,997,488

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $294,718,622 or 6.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $9,280,411 or 0.2% of the net assets were in default as of September 30, 2009.

(d)	2.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(e)	Securities sold short outstanding as of September 30, 2009 were as follows:

	Principal
Description	Amount	Value

Fannie Mae
5.500% due 10/14/39	$51,700,000	$54,083,060
5.500% due 11/12/39	272,450,000	284,071,627

Total Securities sold short (Proceeds $337,646,605)		$338,154,687

(f)	Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

Contracts		Principal		Unrealized
to Buy or		Amount Covered		Appreciation
to Sell	Currency	by Contracts	Expiration	(Depreciation)

Buy	AUD	34,985,000	11/09	$365,207
Buy	BRL	441,057,983	10/09	6,417,230
Sell	BRL	441,057,983	10/09	(30,111,246)
Sell	BRL	441,057,983	02/10	(6,225,744)
Buy	CAD	7,990,000	10/09	76,023
Sell	CAD	99,000	10/09	(1,806)
Buy	CNY	55,543,847	03/10	(82,619)
Buy	CNY	39,217,885	08/10	(17,582)
Buy	DKK	15,742,000	10/09	127,058
Buy	DKK	15,742,000	12/09	2,068
Sell	EUR	29,921,000	10/09	(930,662)
Sell	GBP	33,777,000	10/09	2,428,072
Buy	JPY	340,257,000	10/09	113,376
Sell	JPY	437,777,000	10/09	(54,507)
Buy	KRW	2,292,328,500	11/09	96,272
Buy	MYR	6,461,582	11/09	35,880
Buy	SGD	2,666,941	11/09	44,583
Buy	TWD	60,448,080	11/09	48,886

				($27,669,511)

(g)	Open futures contracts outstanding as of September 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (12/09)	117	EUR 117,000,000	$287,164
3-Month Euribor (03/10)	201	201,000,000	542,163
Eurodollar (12/09)	2,920	$2,920,000,000	9,929,477
Eurodollar (03/10)	950	950,000,000	6,559,017
Eurodollar (06/10)	1,156	1,156,000,000	2,136,744
Eurodollar (09/10)	196	196,000,000	467,109
Eurodollar (12/10)	1,263	1,263,000,000	806,197
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/10)	59	GBP 29,500,000	131,779
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	119	59,500,000	182,875
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/10)	119	59,500,000	130,537
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/10)	119	59,500,000	89,025
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/11)	60	30,000,000	13,767
U.S. Treasury 2-Year Notes (12/09)	163	$32,600,000	(5,347)
U.S. Treasury 10-Year Notes (12/09)	414	41,400,000	529,903
U.S. Treasury 30-Year Notes (12/09)	10	1,000,000	28,706

			$21,829,116

(h)	Transactions in written options for the period ended September 30, 2009 were as follows:

	Number of	Notional Amount	Notional Amount
	Contracts	in $	in EUR	Premium

Outstanding, December 31, 2008	1,793	548,800,000	115,000,000	$16,430,973
Call Options Written	455	57,000,000	-	540,660
Put Options Written	927	1,059,500,000	-	9,597,815
Call Options Expired	(47)	(54,800,000)	-	(1,714,369)
Put Options Expired	(2,298)	(161,200,000)	-	(2,148,651)
Call Options Repurchased	(316)	(414,371,000)	(115,000,000)	(12,374,366)
Put Options Repurchased	(330)	(105,871,000)	-	(853,617)

Outstanding, September 30, 2009	184	929,058,000	-	$9,478,445

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(i)	Premiums received and value of written options outstanding as of September 30, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call - OTC 10-Year Interest Rate Swap	Receive	3.000%	11/23/09	MER	$47,000,000	$306,205	$141,376
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	BNP	13,000,000	111,500	6,838
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	JPM	4,000,000	39,720	2,104
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	MER	11,000,000	101,950	5,786
Put - OTC 5-Year Interest Rate Swap	Pay	3.750%	11/23/09	RBS	7,000,000	67,580	3,682
Put - OTC 7-Year Interest Rate Swap	Pay	4.000%	11/23/09	CIT	63,000,000	666,362	83,727
Put - OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	BRC	500,000	2,400	929
Put - OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	MER	800,000	4,102	1,487
Put - OTC 10-Year Interest Rate Swap	Pay	4.350%	11/23/09	MSC	1,900,000	11,626	3,532
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BNP	43,000,000	394,525	134,375
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BRC	89,000,000	813,015	278,125
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	DUB	11,000,000	122,650	34,375
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	GSC	11,000,000	111,650	34,375
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	MSC	75,000,000	802,500	234,375
Put - OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	RBS	33,000,000	345,675	103,125
Put - OTC 5-Year Interest Rate Swap	Pay	5.800%	06/28/10	MER	15,000,000	84,375	20,490
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	BRC	15,000,000	118,625	51,015
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	JPM	257,000,000	2,713,178	874,057
Put - OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	RBS	10,000,000	76,715	34,010
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	DUB	13,900,000	108,958	47,357
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	41,600,000	331,995	141,731
Put - OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	JPM	1,500,000	15,185	8,279
Put - OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	148,600,000	1,146,078	506,280

						$8,496,569	$2,751,430

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put - CBOT 10-Year U.S. Treasury Note Futures (12/09)	$115.00	11/20/09	CIT	92	$74,376	$35,938
Call - CBOT 10-Year U.S. Treasury Note Futures (12/09)	121.00	11/20/09	CIT	92	51,923	33,063

					$126,299	$69,001

Foreign Currency Options

	Exercise	Expiration	Counter-	Notional
Description	Price	Date	party	Amount	Premium	Value

Call - OTC Japanese yen versus U.S. dollar ж	JPY 104.00	03/17/10	CSF	$8,129,000	$427,789	$11,478
Put - OTC Japanese yen versus U.S. dollar ж	104.00	03/17/10	CSF	8,129,000	427,788	1,309,306

					$855,577	$1,320,784

Total Written Options					$9,478,445	$4,141,215

(j)	Swap agreements outstanding as of September 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

DaimlerChrysler NA Holdings 5.750% due 09/08/11	(0.580%	)	09/20/11	BRC	0.745%	$8,000,000	$24,424	$-	$24,424
XL Capital Ltd 6.500% due 01/15/12	(0.205%	)	03/20/12	BRC	1.441%	5,300,000	156,941	-	156,941
Sealed Air Corp 5.625% due 07/15/13	(0.580%	)	09/20/13	MSC	0.982%	2,100,000	31,585	-	31,585
Marsh & McLennan Cos Inc 5.375% due 07/15/14	(1.160%	)	09/20/14	BRC	0.428%	4,000,000	(139,513)	-	(139,513)
CNA Financial Corp 5.850% due 12/15/14	(0.470%	)	12/20/14	CIT	2.386%	4,000,000	347,641	-	347,641
Everest Reinsurance Holdings Inc 5.400% due 10/15/14	(0.535%	)	12/20/14	BRC	0.819%	2,000,000	27,227	-	27,227
CNA Financial Corp 5.850% due 12/15/14	(0.630%	)	12/20/14	BOA	2.386%	5,000,000	397,958	-	397,958
Marsh & McLennan Cos Inc 5.750% due 09/15/15	(1.180%	)	09/20/15	BOA	0.452%	5,000,000	(203,763)	-	(203,763)
Johnson Controls Inc 5.500% due 01/15/16	(0.760%	)	03/20/16	RBS	1.273%	5,000,000	146,602	-	146,602
Viacom Inc 6.250% due 04/30/16	(0.750%	)	06/20/16	DUB	0.924%	7,500,000	77,158	-	77,158
Westfield Group 5.700% due 10/01/16	(0.590%	)	12/20/16	CIT	2.034%	7,500,000	648,182	-	648,182
Masco Corp 6.125% due 10/03/16	(0.915%	)	12/20/16	CSF	2.125%	10,000,000	718,791	-	718,791
Sprint Nextel Corp 6.000% due 12/01/16	(0.940%	)	12/20/16	DUB	3.492%	5,000,000	710,754	-	710,754
Sprint Nextel Corp 6.000% due 12/01/16	(0.980%	)	12/20/16	JPM	3.492%	5,000,000	699,529	-	699,529
Macy’s Retail Holdings Inc 5.900% due 12/01/16	(2.111%	)	12/20/16	RBS	3.059%	5,000,000	268,142	-	268,142
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

								Upfront
	Fixed Deal				Implied Credit			Premiums	Unrealized
	Pay		Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate		Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

Kimco Realty Corp REIT 5.700% due 05/01/17	(0.730%	)	06/20/17	BRC	1.827%	$5,600,000	$388,539	$ -	$388,539
CSX Corp 5.600% due 05/01/17	(0.960%	)	06/20/17	BRC	0.547%	5,000,000	(143,565)	-	(143,565)
Rohm & Haas Co 6.000% due 09/15/17	(0.580%	)	09/20/17	UBS	1.025%	5,000,000	152,023	-	152,023
Kraft Foods Inc 6.500% due 08/11/17	(0.590%	)	09/20/17	DUB	0.936%	5,000,000	118,805	-	118,805
The Kroger Co 6.400% due 08/15/17	(0.830%	)	09/20/17	MSC	0.795%	5,000,000	(13,312)	-	(13,312)
Nucor Corp 5.750% due 12/01/17	(0.450%	)	12/20/17	BRC	0.648%	5,000,000	70,935	-	70,935
Marks & Spencer Group PLC 6.250% due 12/01/17	(0.950%	)	12/20/17	RBS	1.314%	10,000,000	248,518	-	248,518
Erac USA Finance Co 6.375% due 10/15/17	(2.700%	)	12/20/17	GSC	1.374%	5,000,000	(461,555)	-	(461,555)
Yum! Brands Inc 6.250% due 03/15/18	(0.834%	)	03/20/18	RBS	0.805%	7,500,000	(17,569)	-	(17,569)
Nabors Industries Ltd 6.150% due 02/15/18	(1.020%	)	03/20/18	GSC	1.096%	6,000,000	30,634	-	30,634

							$4,285,111	$-	$4,285,111

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	09/30/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

SLM Corp 5.125% due 08/27/12	5.000%	03/20/10	UBS	9.953%	$400,000	($8,497)	($16,000)	$7,503
Ford Motor Credit Co LLC 7.000% due 10/01/13	4.300%	06/20/10	JPM	4.273%	1,400,000	2,106	-	2,106
SLM Corp 5.125% due 08/27/12	5.000%	09/20/10	DUB	9.858%	200,000	(8,567)	(16,000)	7,433
SLM Corp 5.125% due 08/27/12	5.000%	12/20/10	BOA	9.802%	400,000	(20,971)	(41,000)	20,029
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	2.021%	4,600,000	356,052	-	356,052
General Electric Capital Corp 5.625% due 09/15/17	4.200%	12/20/13	CIT	2.021%	11,400,000	970,962	-	970,962
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	2.021%	7,700,000	664,799	-	664,799
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	2.021%	7,200,000	648,203	-	648,203
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	2.021%	13,400,000	1,245,419	-	1,245,419
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	2.021%	16,900,000	1,636,369	-	1,636,369
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	2.021%	13,500,000	1,412,048	-	1,412,048
General Electric Capital Corp 5.625% due 09/15/17	4.850%	12/20/13	CIT	2.021%	5,900,000	651,498	-	651,498
General Electric Capital Corp 5.625% due 09/15/17	4.900%	12/20/13	DUB	2.021%	2,800,000	315,386	-	315,386
Proctor & Gamble Co 4.950% due 08/15/14 ж	1.000%	09/20/14	DUB	0.418%	9,600,000	266,791	119,454	147,337
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	BOA	1.927%	3,600,000	(146,890)	-	(146,890)
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	CIT	1.927%	3,500,000	(142,810)	-	(142,810)

						$7,841,898	$46,454	$7,795,444

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Appreciation

BFC Genesee Ltd CDO 2.175% due 01/10/41 ж	(1.280% )	01/10/41	JPM	$4,920,720	$4,829,294	$-	$4,829,294

Credit Default Swaps on Credit Indices - Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX IG12 5Y ж	(1.000% )	06/20/14	GSC	$14,100,000	$56,300	$149,563	($93,263)
Dow Jones CDX NA HY-12 Index ж	(5.000% )	06/20/14	DUB	2,068,000	123,489	261,085	(137,596)

					$179,789	$410,648	($230,859)

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 Index	0.483%	06/20/12	BRC	$770,352	($17,557)	($300)	($17,257)
Dow Jones CDX NA HY-9 Index ж	2.080%	12/20/12	MER	7,701,680	10,021	-	10,021
Dow Jones CDX IG10 5Y	0.463%	06/20/13	GSC	6,125,393	56,251	-	56,251
Dow Jones CDX IG10 5Y	0.530%	06/20/13	DUB	4,958,651	57,526	-	57,526
Dow Jones CDX IG9 10Y	0.548%	12/20/17	GSC	3,791,910	51,522	-	51,522

					$157,763	($300)	$158,063

Total Credit Default Swaps (6)					$17,293,855	$456,802	$16,837,053

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6) The aggregate fair value of credit default swaps in a net liability as of September 30, 2009 was $1,517,093.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

BRL-CDI-Compounded	MER	Pay	12.670%	01/04/10	BRL 52,200,000	$803,711	$-	$803,711
BRL-CDI-Compounded	MSC	Pay	12.670%	01/04/10	438,900,000	6,757,640	334,327	6,423,313
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP 10,200,000	649,411	(321,396)	970,807
France CPI Excluding Tobacco	BNP	Pay	2.090%	10/15/10	EUR 13,000,000	755,624	(29,507)	785,131
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	17,600,000	1,111,773	7,539	1,104,234
3-Month USD-LIBOR	BOA	Pay	3.000%	12/16/10	$73,100,000	1,560,810	1,528,521	32,289
3-Month USD-LIBOR ж	MSC	Pay	3.000%	12/16/10	189,200,000	4,039,743	3,965,166	74,577
3-Month USD-LIBOR	BOA	Pay	4.000%	12/17/10	235,800,000	11,562,555	2,122,458	9,440,097
3-Month USD-LIBOR	RBS	Pay	3.000%	02/04/11	53,000,000	1,721,824	1,547,727	174,097
3-Month Australian Bank Bill	RBC	Pay	4.250%	06/15/11	AUD 22,500,000	(209,154)	(3,311)	(205,843)
3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	45,900,000	(331,377)	52,072	(383,449)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	232,800,000	(1,680,712)	240,374	(1,921,086)
3-Month Australian Bank Bill	MER	Pay	4.500%	06/15/11	118,300,000	(854,073)	113,539	(967,612)
6-Month Australian Bank Bill	UBS	Pay	4.250%	09/15/11	69,000,000	(801,071)	569,776	(1,370,847)
6-Month Australian Bank Bill	RBS	Pay	6.250%	09/15/11	24,000,000	522,773	15,225	507,548
6-Month EUR-LIBOR ж	DUB	Pay	4.070%	09/16/11	EUR 355,500,000	24,361,922	1,622,691	22,739,231
3-Month USD-LIBOR	BOA	Pay	3.000%	12/16/11	$21,500,000	614,362	499,445	114,917
BRL-CDI-Compounded	MSC	Pay	10.115%	01/02/12	BRL 140,100,000	(3,558,871)	(3,058,879)	(499,992)
BRL-CDI-Compounded	UBS	Pay	10.575%	01/02/12	57,600,000	(901,316)	(1,033,119)	131,803
BRL-CDI-Compounded	BRC	Pay	10.680%	01/02/12	55,800,000	(766,632)	(701,210)	(65,422)
BRL-CDI-Compounded	GSC	Pay	10.835%	01/02/12	92,900,000	(231,690)	89,093	(320,783)
BRL-CDI-Compounded	MER	Pay	12.540%	01/02/12	70,600,000	1,213,289	(359,262)	1,572,551
BRL-CDI-Compounded	MSC	Pay	12.540%	01/02/12	9,400,000	161,543	(63,169)	224,712
BRL-CDI-Compounded	UBS	Pay	12.540%	01/02/12	11,400,000	195,914	(56,175)	252,089
BRL-CDI-Compounded	HSB	Pay	14.765%	01/02/12	3,000,000	127,518	20,000	107,518
BRL-CDI-Compounded	MER	Pay	14.765%	01/02/12	9,300,000	395,305	39,058	356,247
6-Month Australian Bank Bill ж	UBS	Pay	6.000%	09/15/12	AUD 93,000,000	(9,265)	-	(9,265)
6-Month GBP-LIBOR	RBS	Pay	5.100%	09/15/13	GBP 12,800,000	1,689,634	(24,088)	1,713,722
6-Month GBP-LIBOR	GSC	Pay	5.000%	09/17/13	96,300,000	12,131,043	828,023	11,303,020
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR 9,200,000	1,276,017	(139,058)	1,415,075
6-Month GBP-LIBOR	DUB	Pay	5.000%	03/18/14	GBP 52,300,000	6,781,347	40,049	6,741,298
6-Month GBP-LIBOR	GSC	Pay	5.250%	03/18/14	2,700,000	395,800	(529)	396,329
6-Month GBP-LIBOR	RBS	Pay	5.250%	03/18/14	6,300,000	923,533	(4,937)	928,470
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14	$100,000	5,591	2,138	3,453
6-Month GBP-LIBOR	MER	Pay	5.000%	06/15/16	GBP 7,800,000	1,204,489	234,532	969,957
3-Month Canadian Bank Bill ж	RBC	Pay	5.800%	12/19/23	CAD 23,200,000	417,733	128,822	288,911
3-Month Canadian Bank Bill ж	RBS	Pay	5.700%	12/18/24	54,000,000	602,135	(36,710)	638,845

Total Interest Rate Swaps						$72,638,878	$8,169,225	$64,469,653

Total Swap Agreements						$89,932,733	$8,626,027	$81,306,706

(k)	As of September 30, 2009, securities with total aggregate market values of $7,487,596 and $259,810 were fully or partially segregated with broker(s)/custodian as collateral for open futures contracts and swap contracts securities, respectively. In addition, $1,430,000 in cash was segregated as collateral for delayed delivery securities.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.5%

Certificates of Deposit - 1.6%

BNP Paribas ‘NY’
0.300% due 11/12/09	$20,250,000	$20,250,000

Commercial Paper - 83.6%

Abbot Laboratories
0.129% due 11/24/09	11,600,000	11,597,738
Bank of Montreal (Canada)
0.190% due 10/01/09	25,000,000	25,000,000
Bank of Nova Scotia (Canada)
0.184% due 12/08/09	14,250,000	14,244,617
0.220% due 10/15/09	29,000,000	28,997,519
0.220% due 10/16/09	15,000,000	14,998,625
BASF SE (Germany)
0.350% due 10/13/09	13,750,000	13,748,396
BNP Paribas Finance Inc
0.160% due 11/25/09	24,500,000	24,490,268
0.190% due 10/14/09	14,500,000	14,499,005
BP Capital Markets PLC (United Kingdom)
0.380% due 11/09/09	9,900,000	9,895,924
0.720% due 10/15/09	4,250,000	4,248,810
ConocoPhillips Qatar Funding Ltd (Cayman)
0.300% due 10/06/09	14,000,000	13,999,417
0.300% due 10/08/09	29,500,000	29,498,279
Dell Inc
0.230% due 03/04/10	9,500,000	9,490,653
E.I. du Pont de Nemours & Co
0.142% due 10/29/09	24,000,000	23,996,827
Electricite de France SA (France)
0.180% due 10/08/09	20,250,000	20,249,291
0.141% due 10/28/09	24,250,000	24,246,908
Eli Lilly & Co
0.700% due 10/06/09	24,000,000	23,997,667
Government of Canada (Canada)
0.310% due 01/12/10	14,500,000	14,487,139
0.330% due 05/25/10	11,000,000	10,976,203
0.340% due 05/25/10	14,500,000	14,467,681
0.430% due 03/31/10	19,250,000	19,208,383
Honeywell International Inc
0.280% due 12/23/09	10,000,000	9,993,544
0.320% due 12/28/09	16,250,000	16,237,289
John Deere Ltd (Canada)
0.160% due 10/14/09	13,500,000	13,499,220
0.170% due 10/14/09	14,500,000	14,499,110
JPMorgan Chase & Co
0.190% due 10/02/09	13,000,000	12,999,931
0.260% due 11/17/09	20,000,000	19,993,211
0.280% due 11/10/09	25,000,000	24,992,222
L’Oreal USA Inc
0.250% due 10/20/09	18,750,000	18,747,526
Massachusetts Mutual Life Insurance Co
0.232% due 10/14/09	24,500,000	24,497,877
0.250% due 10/07/09	24,000,000	23,999,000
Medtronic Inc
0.170% due 12/18/09	18,500,000	18,493,186
0.210% due 11/16/09	24,500,000	24,493,426
National Rural Utilities Cooperative Finance Corp
0.350% due 10/23/09	25,000,000	24,994,653
Nestle Capital Corp
0.550% due 04/19/10	25,100,000	25,023,306
0.650% due 10/06/09	20,000,000	19,998,194
0.700% due 02/16/10	14,500,000	14,461,092
NetJets Inc
0.170% due 10/02/09	18,500,000	18,499,913
0.180% due 12/01/09	3,900,000	3,898,810
0.173% due 12/02/09	29,000,000	28,990,511
New York Life Capital Corp
0.135% due 10/13/09	17,000,000	16,998,867
Nokia OYJ (Finland)
0.165% due 10/30/09	19,250,000	19,247,209
Pfizer Inc
0.320% due 11/19/09	26,000,000	25,988,676
Procter & Gamble International Funding SCA
0.210% due 10/01/09	5,000,000	5,000,000
0.250% due 10/21/09	9,500,000	9,498,681
Province of British Columbia (Canada)
0.140% due 12/18/09	11,167,000	11,163,613
0.200% due 03/17/10	14,250,000	14,236,779
Province of Quebec (Canada)
0.270% due 12/07/09	29,000,000	28,985,427
Royal Bank of Canada (Canada)
0.190% due 12/18/09	29,250,000	29,237,959
0.190% due 12/22/09	24,000,000	23,989,613
Societe Generale North America Inc
0.210% due 10/13/09	17,000,000	16,998,810
0.250% due 10/01/09	19,250,000	19,250,000
0.259% due 10/27/09	20,000,000	19,996,244
The Coca-Cola Co
0.300% due 11/03/09	23,000,000	22,993,675
0.370% due 12/09/09	8,250,000	8,244,149
0.400% due 12/09/09	35,500,000	35,472,783
Total Capital Canada Ltd (Canada)
0.250% due 10/08/09	38,500,000	38,498,128
Toyota Motor Credit Corp
0.390% due 03/01/10	15,000,000	14,975,462
Washington Gas Light Co
0.144% due 10/19/09	200,000	199,985

		1,085,627,431

Corporate Notes - 9.7%

Berkshire Hathaway Finance Corp
4.125% due 01/15/10	9,697,000	9,802,863
Caterpillar Financial Services Corp
0.588% due 10/09/09 §	14,500,000	14,500,621
ConocoPhillips
8.750% due 05/25/10	5,950,000	6,266,302
Procter & Gamble International Funding SCA
0.478% due 05/07/10 §	5,000,000	5,000,000
0.714% due 02/08/10 §	19,000,000	19,000,000
Toyota Motor Credit Corp
0.614% due 07/19/10 §	24,250,000	24,250,000
Wachovia Mortgage FSB
4.125% due 12/15/09	26,000,000	26,204,297
Wal-Mart Stores Inc
4.000% due 01/15/10	3,500,000	3,534,569
4.125% due 07/01/10	14,968,000	15,364,506
4.750% due 08/15/10	1,510,000	1,564,281

		125,487,439

U.S. Treasury Bills - 5.6%

0.445% due 06/03/10	29,250,000	29,148,478
0.490% due 07/29/10	19,500,000	19,420,110
0.518% due 07/01/10	24,250,000	24,154,834

		72,723,422

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.0%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $383,000; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $394,200)	$383,000	$383,000

Total Short-Term Investments
(Amortized Cost $1,304,471,292)		1,304,471,292

TOTAL INVESTMENTS - 100.5%
(Amortized Cost $1,304,471,292)		1,304,471,292

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(6,340,304)

NET ASSETS - 100.0%		$1,298,130,988

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 32.1%

Consumer Discretionary - 1.4%

Comcast Corp
5.850% due 01/15/10 †	$8,250,000	$8,362,324
Cox Communications Inc
4.625% due 01/15/10	5,100,000	5,146,864
Time Warner Inc
6.750% due 04/15/11 †	5,100,000	5,453,568

		18,962,756

Consumer Staples - 2.2%

Anheuser-Busch InBev Worldwide Inc
7.200% due 01/15/14 † ~	4,125,000	4,650,166
CVS Caremark Corp
1.802% due 09/10/10 §	4,525,000	4,576,694
General Mills Inc
6.000% due 02/15/12 †	5,350,000	5,816,317
Kellogg Co
6.600% due 04/01/11 †	4,639,000	4,973,546
The Kroger Co
6.750% due 04/15/12 †	2,275,000	2,503,612
Wal-Mart Stores Inc
3.200% due 05/15/14 †	7,500,000	7,668,990

		30,189,325

Energy - 0.9%

Enterprise Products Operating LLC
4.600% due 08/01/12 †	4,675,000	4,848,083
6.375% due 02/01/13 †	2,622,000	2,844,511
The Williams Cos Inc
6.375% due 10/01/10 ~	2,500,000	2,567,432
XTO Energy Inc
5.900% due 08/01/12	2,290,000	2,475,208

		12,735,234

Financials - 17.9%

African Development Bank (Multi-National)
1.750% due 10/01/12	13,900,000	13,910,286
American General Finance Corp
4.875% due 05/15/10 †	7,000,000	6,725,054
ANZ Capital Trust Inc
4.484% ~ ±	7,125,000	7,061,637
Citigroup Funding Inc
1.875% due 11/15/12	12,600,000	12,656,574
2.125% due 07/12/12 †	4,500,000	4,553,415
Citigroup Inc
2.125% due 04/30/12 †	50,900,000	51,654,745
Dexia Credit Local (France)
2.375% due 09/23/11 ~	14,700,000	14,910,901
General Electric Capital Corp
2.000% due 09/28/12	7,400,000	7,448,736
2.625% due 12/28/12 †	26,000,000	26,667,186
Greater Bay Bancorp
5.125% due 04/15/10	2,900,000	2,956,640
Kreditanstalt fuer Wiederaufbau (Germany)
2.500% due 05/28/13	17,000,000	17,244,035
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	7,000,000	7,166,047
Merrill Lynch & Co Inc
6.050% due 08/15/12 †	3,300,000	3,522,420
Morgan Stanley
5.050% due 01/21/11 †	8,250,000	8,536,440
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 † ~ ж	4,325,000	4,510,612
Suncorp-Metway Ltd (Australia)
1.759% due 04/15/11 ~ §	31,700,000	32,271,614
The Bear Stearns Cos LLC
6.950% due 08/10/12 †	12,100,000	13,480,876
The Charles Schwab Corp
4.950% due 06/01/14 †	3,175,000	3,352,651
Wachovia Corp
5.500% due 05/01/13 †	4,550,000	4,873,905
Waddell & Reed Financial Inc
5.600% due 01/15/11	4,350,000	4,348,843
WEA Finance LLC
5.400% due 10/01/12 ~	2,125,000	2,184,855

		250,037,472

Health Care - 1.2%

Merck & Co Inc
1.875% due 06/30/11 †	2,700,000	2,731,312
Roche Holdings Inc
5.000% due 03/01/14 ~	6,175,000	6,684,926
UnitedHealth Group Inc
5.125% due 11/15/10 †	7,725,000	7,979,299

		17,395,537

Industrials - 0.8%

John Deere Capital Corp
5.400% due 04/07/10	10,250,000	10,511,970

Information Technology - 0.7%

Hewlett-Packard Co
2.250% due 05/27/11 †	9,400,000	9,579,878

Telecommunication Services - 5.4%

AT&T Inc
5.300% due 11/15/10 †	8,000,000	8,326,904
BellSouth Corp
4.950% due 04/26/10 ~	15,900,000	16,256,462
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	7,800,000	8,177,933
France Telecom SA (France)
7.750% due 03/01/11 †	4,700,000	5,091,515
Rogers Communications Inc (Canada)
5.500% due 03/15/14 †	1,175,000	1,259,427
6.250% due 06/15/13	1,250,000	1,352,756
6.375% due 03/01/14	3,250,000	3,591,955
7.875% due 05/01/12	471,000	528,861
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10 †	2,600,000	2,751,180
Verizon Wireless Capital LLC
3.750% due 05/20/11 ~	20,450,000	21,110,801
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12 †	6,300,000	6,752,019

		75,199,813

Utilities - 1.6%

Commonwealth Edison Co
4.740% due 08/15/10	4,425,000	4,526,979
Duke Energy Corp
6.300% due 02/01/14 †	6,018,000	6,665,194
FirstEnergy Corp
6.450% due 11/15/11	120,000	129,880
MidAmerican Energy Holdings Co
5.000% due 02/15/14 †	7,054,000	7,466,511
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
NiSource Finance Corp
7.875% due 11/15/10	$50,000	$52,615
Progress Energy Inc
6.050% due 03/15/14 †	3,448,000	3,786,073

		22,627,252

Total Corporate Bonds & Notes (Cost $436,996,821)		447,239,237

MORTGAGE-BACKED SECURITIES - 45.6%

Collateralized Mortgage Obligations - Commercial - 2.7%

CS First Boston Mortgage Securities Corp
6.530% due 06/15/34 “	20,000,000	20,867,260
CS First Boston Mortgage Securities Corp (IO)
1.761% due 11/15/36 “ § ~ ж	17,037,456	690
1.872% due 05/15/38 “ § ~ ж	12,009,790	138,810
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 “	16,000,000	15,656,936
Prudential Commercial Mortgage Trust (IO)
1.591% due 02/11/36 “ § ~ ж	25,183,414	494,600

		37,158,296

Collateralized Mortgage Obligations - Residential - 10.6%

Adjustable Rate Mortgage Trust
5.007% due 04/25/35 “ §	788,202	645,300
Banc of America Mortgage Securities Inc
3.878% due 05/25/34 “ §	450,490	422,980
Bear Stearns Adjustable Rate Mortgage Trust
4.217% due 04/25/34 “ §	821,087	715,193
4.342% due 11/25/34 “ §	2,475,797	2,320,416
Bear Stearns Alt-A Trust
0.596% due 01/25/35 “ §	3,259,068	1,976,089
0.886% due 04/25/34 “ §	938,448	691,182
Chase Mortgage Finance Corp
4.088% due 02/25/37 “ §	1,217,672	1,137,263
4.369% due 02/25/37 “ §	6,686,836	6,199,063
4.415% due 02/25/37 “ §	3,008,211	2,763,842
4.601% due 02/25/37 “ §	3,455,389	3,281,834
4.728% due 02/25/37 “ §	4,721,828	4,334,742
Countrywide Home Loan Mortgage Pass-Through Trust
3.815% due 08/25/33 “ §	48,422	39,976
4.377% due 11/20/34 “ §	958,644	776,175
4.959% due 02/19/34 “ §	3,071,769	2,711,685
Fannie Mae
1.086% due 04/25/48 “ §	14,559,399	14,412,350
1.196% due 10/25/31 “ §	4,026,505	4,054,329
5.000% due 08/25/19 “	24,991,415	26,606,026
5.000% due 01/25/25 “	1,763,463	1,785,128
First Horizon Asset Securities Inc
4.750% due 12/25/34 “ §	331,723	302,977
Freddie Mac
0.000% due 05/15/36 - 03/15/37 “ § ж	3,656,722	3,511,938
0.543% due 05/15/37 “ §	14,073,488	13,706,067
7.000% due 09/15/30 “	2,448,396	2,640,170
Harborview Mortgage Loan Trust
0.586% due 06/20/35 “ §	1,499,036	847,906
Impac CMB Trust
0.496% due 10/25/35 “ §	3,016,618	1,435,872
Impac Secured Assets CMN Owner Trust
0.496% due 03/25/36 “ §	4,555,208	2,349,635
JPMorgan Mortgage Trust
4.016% due 07/25/35 “ §	3,746,403	3,607,756
4.066% due 07/25/35 “ §	1,123,140	1,059,330
4.493% due 07/25/35 “ §	3,580,963	3,423,250
MASTR Adjustable Rate Mortgages Trust
0.626% due 11/25/34 “ §	10,955	10,902
2.848% due 09/25/34 “ §	960,431	713,553
Merrill Lynch Mortgage Investors Inc
4.054% due 07/25/33 “ §	99,065	91,624
5.149% due 12/25/35 “ §	5,582,000	3,126,133
Sequoia Mortgage Trust
1.971% due 11/20/34 “ §	1,042,372	793,981
Structured Adjustable Rate Mortgage Loan Trust
0.586% due 08/25/35 “ §	628,881	378,615
3.396% due 09/25/34 “ §	566,869	462,540
3.734% due 05/25/34 “ §	1,293,001	1,091,010
3.740% due 06/25/34 “ §	4,650,921	3,917,849
3.768% due 05/25/34 “ §	410,010	354,523
3.950% due 03/25/34 “ §	207,832	188,284
4.088% due 02/25/34 “ §	79,343	61,364
5.089% due 11/25/34 “ §	2,549,262	2,103,404
Structured Asset Securities Corp
3.271% due 09/25/33 “ §	1,802,076	1,485,055
3.563% due 11/25/33 “ §	1,168,574	1,049,440
3.728% due 07/25/33 “ §	636,912	598,001
Washington Mutual Mortgage Pass-Through Certificates
0.536% due 07/25/45 “ §	5,120,488	3,102,616
0.566% due 08/25/45 “ §	3,261,897	2,060,242
1.741% due 11/25/46 “ §	12,489,233	5,882,701
3.137% due 06/25/34 “ §	1,534,153	1,448,158
4.826% due 09/25/35 “ §	9,000,000	6,113,722
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 “	1,807,043	1,773,194
Wells Fargo Mortgage-Backed Securities Trust
3.862% due 10/25/35 “ §	3,376,286	3,232,140

		147,797,525

Fannie Mae - 20.4%

2.617% due 04/01/34 “ §	3,540,495	3,562,945
2.882% due 06/01/35 “ §	2,898,412	2,953,818
2.950% due 06/01/33 “ §	2,790,973	2,808,467
3.095% due 02/01/34 “ §	5,013,027	4,995,039
3.406% due 01/01/34 “ §	7,415,685	7,399,828
3.464% due 07/01/35 “ §	3,427,533	3,511,214
3.477% due 05/01/35 “ §	7,291,689	7,459,272
3.506% due 07/01/35 “ §	6,090,719	6,241,126
3.546% due 02/01/33 “ §	1,130,707	1,129,225
3.550% due 08/01/33 “ §	5,142,277	5,290,971
3.632% due 08/01/35 “ §	5,959,081	6,110,512
3.669% due 05/01/35 “ §	1,827,959	1,869,344
3.750% due 05/01/33 “ §	60,259	62,165
4.000% due 11/01/13 “	4,744,852	4,846,922
4.016% due 05/01/33 “ §	3,089,386	3,185,556
4.114% due 04/01/34 “ §	31,900,000	32,976,625
4.322% due 01/01/35 “ §	1,564,543	1,615,761
4.325% due 03/01/35 “ §	1,762,671	1,770,822
4.460% due 02/01/33 “ §	556,611	573,599
4.500% due 11/01/18 - 02/01/24 “	1,705,082	1,774,581
4.568% due 01/01/35 “ §	3,463,680	3,571,125
4.582% due 04/01/35 “ §	3,041,495	3,144,515
4.587% due 04/01/33 “ §	1,057,145	1,091,750
4.590% due 07/01/35 “ §	9,209,349	9,302,136
4.649% due 12/01/33 “ §	3,094,088	3,176,515
4.737% due 08/01/35 “ §	8,494,374	8,788,587
4.815% due 11/01/35 “ §	3,207,334	3,320,282
4.872% due 12/01/33 “ §	3,391,795	3,502,623
4.880% due 02/01/34 “ §	2,437,598	2,516,062
4.924% due 07/01/35 “ §	4,609,248	4,808,851
4.940% due 10/01/34 “ §	2,528,069	2,613,747
4.942% due 06/01/35 “ §	4,934,360	5,035,837
5.000% due 07/01/19 - 07/01/20 “	52,133,342	55,346,953
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
5.105% due 12/01/35 “ §	$2,763,188	$2,881,386
5.500% due 04/01/11 - 07/01/38 “	29,692,313	31,752,162
6.000% due 01/01/18 - 01/01/39 “	7,666,459	8,217,139
6.000% due 01/01/40 “ #	28,000,000	29,251,250
6.500% due 05/01/33 “	3,681,708	3,964,318
7.000% due 05/01/33 - 06/01/33 “	1,639,039	1,787,885

		284,210,915

Freddie Mac - 9.8%

3.670% due 03/01/35 “ §	2,425,893	2,492,809
4.000% due 02/01/14 - 04/01/14 “	8,257,454	8,457,999
4.062% due 08/01/35 “ §	5,933,493	6,123,825
4.374% due 02/01/35 “ §	2,926,951	3,015,658
4.380% due 03/01/35 “ §	1,882,316	1,948,430
4.500% due 04/01/18 - 08/01/20 “	2,734,954	2,887,390
4.581% due 12/01/35 “ §	6,522,492	6,628,281
4.807% due 02/01/34 “ §	5,650,720	5,832,892
4.899% due 09/01/35 “ §	8,537,381	8,825,449
5.000% due 10/01/17 - 12/01/19 “	43,353,597	46,143,747
5.500% due 02/01/12 - 11/01/21 “	32,863,015	35,206,630
6.000% due 04/01/33 - 02/01/39 “	9,195,242	9,779,590

		137,342,700

Government National Mortgage Association - 2.1%

2.750% due 01/20/35 “ §	5,430,799	5,470,283
4.250% due 07/20/34 “ §	5,461,541	5,573,247
4.500% due 09/20/34 “ §	2,767,582	2,849,617
5.500% due 07/15/20 “	2,545,171	2,715,976
6.000% due 01/15/22 “ †	11,306,618	12,116,489

		28,725,612

Total Mortgage-Backed Securities (Cost $648,906,317)		635,235,048

ASSET-BACKED SECURITIES - 5.1%

Bank of America Auto Trust
1.700% due 12/15/11 “ ~ ж	18,000,000	18,056,970
2.130% due 09/15/13 “ ~ ж	12,000,000	12,028,550
Chase Issuance Trust
1.043% due 06/15/12 “ §	15,000,000	15,055,518
4.960% due 09/17/12 “	17,000,000	17,681,518
Countrywide Home Equity Loan Trust
0.463% due 12/15/29 “ §	501,416	258,794
0.463% due 04/15/30 “ §	975,882	452,816
0.503% due 10/15/28 “ §	665,543	356,606
0.503% due 06/15/29 “ §	601,721	270,727
GMAC Mortgage Corp Loan Trust
7.000% due 09/25/37 “	2,474,360	1,028,815
HFC Home Equity Loan Asset-Backed Certificates
0.596% due 09/20/33 “ §	2,055,871	1,820,231
1.446% due 11/20/36 “ §	5,622,963	4,680,782

Total Asset-Backed Securities (Cost $74,898,594)		71,691,327

U.S. GOVERNMENT AGENCY ISSUES - 10.2%

Fannie Mae
2.000% due 03/02/11 †	15,800,000	15,868,509
4.680% due 06/15/11 †	25,700,000	27,372,350
Freddie Mac
2.000% due 02/25/11 †	24,000,000	24,134,832
2.050% due 03/09/11	53,000,000	53,354,570
2.125% due 03/16/11 †	21,500,000	21,646,415

Total U.S. Government Agency Issues (Cost $140,461,969)		142,376,676

U.S. TREASURY OBLIGATIONS - 5.2%

U.S. Treasury Inflation Protected Securities - 4.4%

0.875% due 04/15/10 ^ †	35,582,153	35,637,853
1.875% due 07/15/13 ^ † ‡	16,064,483	16,616,700
2.000% due 01/15/16 ^ †	2,983,942	3,099,570
3.500% due 01/15/11 ^	5,815,637	6,062,802

		61,416,925

U.S. Treasury Notes - 0.8%

1.375% due 09/15/12	11,500,000	11,485,636

Total U.S. Treasury Obligations (Cost $72,194,643)		72,902,561

FOREIGN GOVERNMENT BONDS & NOTES - 1.1%

Japan Finance Corp (Japan)
2.000% due 06/24/11 †	6,200,000	6,282,392
Societe Financement de I’Economie Francaise (France)
2.000% due 02/25/11 † ~	9,200,000	9,340,098

Total Foreign Government Bonds & Notes (Cost $15,426,523)		15,622,490

SHORT-TERM INVESTMENTS - 7.3%

Repurchase Agreements - 7.3%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $287,000; collateralized by Freddie Mac: 2.350% due 08/27/12 and market value $292,900)	287,000	287,000
UBS Securities Inc 0.080% due 10/01/09 (Dated 09/30/09, repurchase price of $101,300,225; collateralized by Fannie Mae: 2.602% - 6.079% due 01/01/33 - 03/01/38 and market value $44,904,742; and Freddie Mac 5.220% - 5.973% due 08/01/35 - 10/01/37 and market value $60,422,265)	101,300,000	101,300,000

		101,587,000

Total Short-Term Investments (Cost $101,587,000)		101,587,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 106.6% (Cost $1,490,471,867)		1,486,654,339

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.7%

Pacific Select Liquidating Trust + Ω	154,034,665	$152,990,311
Sigma Liquidating Trust ¤ ж +	6,391,796	703
State Street Navigator Securities Lending PSF Portfolio	10,200,035	10,200,035

Total Securities Lending Collateral (Cost $160,815,834)		163,191,049

TOTAL INVESTMENTS - 118.3% (Cost $1,651,287,701)		1,649,845,388

OTHER ASSETS & LIABILITIES, NET - (18.3%)		(255,842,384)

NET ASSETS - 100.0%		$1,394,003,004

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $152,991,014 or 11.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $703 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	5.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of September 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/09)	183	$183,000,000	$390,705
Eurodollar (03/10)	379	379,000,000	270,709
Eurodollar (06/10)	106	106,000,000	149,460
Eurodollar (09/11)	133	133,000,000	185,867
Eurodollar (12/11)	133	133,000,000	189,193
U.S. Treasury 2-Yr Notes (12/09)	2,255	451,000,000	1,960,948

Short Futures Outstanding
U.S. Treasury 5-Yr Notes (12/09)	389	38,900,000	(208,782)
U.S. Treasury 10-Yr Notes (12/09)	667	66,700,000	(908,959)
U.S. Treasury 30-Yr Bonds (12/09)	274	27,400,000	(725,094)

			$1,304,047

(f)	As of September 30, 2009, securities with a total aggregate market value of $1,861,866 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth Fund - Class 1	20,314,760	$906,038,313

TOTAL INVESTMENTS - 100.0%
(Cost $1,177,461,989)		906,038,313

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(417,614)

NET ASSETS - 100.0%		$905,620,699

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Growth-Income Fund - Class 1	47,826,235	$1,428,091,364

TOTAL INVESTMENTS - 100.0%
(Cost $1,865,623,879)		1,428,091,364

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(632,123)

NET ASSETS - 100.0%		$1,427,459,241

American Funds Growth and American Funds Growth-Income Portfolios (each a “Feeder Portfolio”, collectively “the Feeder Portfolios”) invest substantially all of their assets in Class 1 shares of the Growth and Growth-Income Funds of the American Funds Insurance Series, respectively, (each a “Master Fund”, collectively “the Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s webpage at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 17.6%

Comcast Corp ‘A’ †	4,862,504	$82,127,692
J.C. Penney Co Inc †	491,800	16,598,250
Liberty Media Corp - Entertainment ‘A’ * †	706,460	21,977,971
Lowe’s Cos Inc	792,000	16,584,480
Macy’s Inc †	975,840	17,848,114
News Corp ‘B’ †	2,370,900	33,168,891
Target Corp †	165,400	7,720,872
The Home Depot Inc †	701,700	18,693,288
Time Warner Cable Inc †	535,863	23,090,337
Time Warner Inc †	1,321,266	38,026,035
Viacom Inc ‘B’ * †	3,023,500	84,778,940

		360,614,870

Consumer Staples - 12.4%

Altria Group Inc †	870,100	15,496,481
Cadbury PLC ADR (United Kingdom)	468,976	24,016,261
CVS Caremark Corp †	738,400	26,390,416
Dr Pepper Snapple Group Inc * †	509,332	14,643,295
Kraft Foods Inc ‘A’ †	1,509,979	39,667,148
Philip Morris International Inc	449,600	21,913,504
The Coca-Cola Co †	498,300	26,758,710
The Procter & Gamble Co	134,400	7,784,448
Unilever NV ‘NY’ (Netherlands)	1,225,800	35,376,588
Wal-Mart Stores Inc †	838,400	41,157,056

		253,203,907

Energy - 5.8%

BP PLC ADR † (United Kingdom)	265,400	14,127,242
Chevron Corp	429,600	30,256,728
ConocoPhillips	317,700	14,347,332
Halliburton Co †	1,100,300	29,840,136
Royal Dutch Shell PLC ADR (United Kingdom)	266,700	15,252,573
Total SA ADR (France)	266,800	15,810,568

		119,634,579

Financials - 21.0%

Aflac Inc †	208,900	8,928,386
Bank of America Corp	1,940,113	32,826,712
Berkshire Hathaway Inc ‘B’ *	5,103	16,957,269
JPMorgan Chase & Co †	1,489,700	65,278,654
MetLife Inc	706,900	26,911,683
The Bank of New York Mellon Corp †	1,451,554	42,080,551
The Chubb Corp †	2,125,040	107,123,266
The Goldman Sachs Group Inc	94,400	17,402,640
The PNC Financial Services Group Inc †	465,000	22,594,350
The Travelers Cos Inc †	915,900	45,089,757
Torchmark Corp †	354,300	15,387,249
U.S. Bancorp †	606,600	13,260,276
Wells Fargo & Co †	592,500	16,696,650

		430,537,443

Health Care - 15.3%

Abbott Laboratories	286,600	14,178,102
Boston Scientific Corp * †	2,300,500	24,362,295
Bristol-Myers Squibb Co †	2,079,000	46,819,080
Cardinal Health Inc †	1,089,600	29,201,280
Eli Lilly & Co †	651,100	21,505,833
GlaxoSmithKline PLC ADR † (United Kingdom)	238,800	9,434,988
Pfizer Inc †	2,495,700	41,303,835
Roche Holding AG ADR (Switzerland)	381,600	15,492,960
Schering-Plough Corp	1,937,600	54,737,200
UnitedHealth Group Inc †	415,600	10,406,624
WellPoint Inc * †	256,500	12,147,840
Wyeth	691,300	33,583,354

		313,173,391

Industrials - 2.7%

Emerson Electric Co †	285,300	11,434,824
General Electric Co	1,671,002	27,437,853
Honeywell International Inc	221,700	8,236,155
Ingersoll-Rand PLC † (Ireland)	260,200	7,980,334

		55,089,166

Information Technology - 12.9%

Accenture PLC ‘A’ (Ireland)	263,200	9,809,464
Cisco Systems Inc *	1,249,700	29,417,938
Cognex Corp †	50,300	823,914
Dell Inc * †	2,775,956	42,361,089
eBay Inc * †	2,748,700	64,896,807
Flextronics International Ltd † (Singapore)	132,000	984,720
Hewlett-Packard Co †	537,400	25,370,654
Intel Corp	1,423,100	27,850,067
International Business Machines Corp †	161,400	19,305,054
KLA-Tencor Corp †	597,800	21,437,108
Microsoft Corp	258,400	6,689,976
The Western Union Co	279,900	5,295,708
Yahoo! Inc * †	548,100	9,761,661

		264,004,160

Materials - 5.4%

Alcoa Inc †	2,111,600	27,704,192
E.I. du Pont de Nemours & Co	585,567	18,820,123
International Paper Co †	2,879,148	64,003,460

		110,527,775

Telecommunication Services - 3.5%

AT&T Inc	1,035,200	27,960,752
Verizon Communications Inc	1,422,500	43,059,075

		71,019,827

Total Common Stocks
(Cost $1,996,548,017)		1,977,805,118

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.6%

Repurchase Agreement - 3.6%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $74,169,021; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $75,654,000)	$74,169,000	74,169,000

Total Short-Term Investment
(Cost $74,169,000)		74,169,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.2%
(Cost $2,070,717,017)		2,051,974,118

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.4%

Pacific Select Liquidating Trust + Ω	27,370,434	$27,184,862
Sigma Liquidating Trust ¤ ж +	1,348,734	149
State Street Navigator Securities Lending PSF Portfolio	43,394,237	43,394,237

Total Securities Lending Collateral
(Cost $70,157,196)		70,579,248

TOTAL INVESTMENTS - 103.6%
(Cost $2,140,874,213)		2,122,553,366

OTHER ASSETS & LIABILITIES, NET - (3.6%)		(74,028,533)

NET ASSETS - 100.0%		$2,048,524,833

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $27,185,011 or 1.3% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $149 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.3% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 9.9%

Apollo Group Inc ‘A’ * †	25,900	$1,908,053
BorgWarner Inc †	32,600	986,476
Carnival Corp † (Panama)	101,800	3,387,904
CBS Corp ‘B’ †	122,000	1,470,100
Gannett Co Inc †	420,300	5,257,953
Hanesbrands Inc * †	126,712	2,711,637
Johnson Controls Inc †	83,600	2,136,816
Lowe’s Cos Inc	108,900	2,280,366
Nordstrom Inc †	65,400	1,997,316
Scripps Networks Interactive Inc ‘A’	58,600	2,165,270
Strayer Education Inc †	13,200	2,873,376
Target Corp †	152,800	7,132,704
The Home Depot Inc	92,900	2,474,856
Time Warner Cable Inc †	84,569	3,644,078
Urban Outfitters Inc * †	133,000	4,012,610
Viacom Inc ‘B’ * †	76,900	2,156,276

		46,595,791

Consumer Staples - 12.3%

Alberto-Culver Co †	91,200	2,524,416
Colgate-Palmolive Co †	57,800	4,408,984
Costco Wholesale Corp	41,200	2,326,152
General Mills Inc	112,900	7,268,502
Kraft Foods Inc ‘A’	227,856	5,985,777
PepsiCo Inc	138,000	8,095,080
Philip Morris International Inc	203,400	9,913,716
The Coca-Cola Co	110,600	5,939,220
The Procter & Gamble Co	117,900	6,828,768
Wal-Mart Stores Inc	90,700	4,452,463

		57,743,078

Energy - 10.2%

Chevron Corp	209,190	14,733,252
Devon Energy Corp †	33,300	2,242,089
Diamond Offshore Drilling Inc †	23,600	2,254,272
EOG Resources Inc †	30,000	2,505,300
Royal Dutch Shell PLC ADR (United Kingdom)	265,200	15,166,788
Schlumberger Ltd (Netherlands)	55,200	3,289,920
Transocean Ltd * (Switzerland)	30,600	2,617,218
Weatherford International Ltd * (Switzerland)	251,300	5,209,449

		48,018,288

Financials - 14.2%

ACE Ltd * (Switzerland)	35,100	1,876,446
Berkshire Hathaway Inc ‘A’ *	25	2,525,000
BlackRock Inc †	11,800	2,558,476
CME Group Inc †	8,900	2,742,891
JPMorgan Chase & Co	250,624	10,982,343
Plum Creek Timber Co Inc REIT †	60,100	1,841,464
RenaissanceRe Holdings Ltd (Bermuda)	58,300	3,192,508
State Street Corp	42,900	2,256,540
The Allstate Corp	125,100	3,830,562
The Bank of New York Mellon Corp †	88,700	2,571,413
The Charles Schwab Corp †	168,100	3,219,115
The Goldman Sachs Group Inc	127,600	23,523,060
The Progressive Corp * †	200,200	3,319,316
Ventas Inc REIT †	57,300	2,206,050

		66,645,184

Health Care - 15.2%

Aetna Inc	80,700	2,245,881
Allergan Inc	159,380	9,046,409
Baxter International Inc	96,000	5,472,960
Biogen Idec Inc *	157,700	7,967,004
Celgene Corp *	218,900	12,236,510
Cerner Corp * †	94,400	7,061,120
DaVita Inc * †	127,400	7,215,936
Johnson & Johnson	67,000	4,079,630
Medtronic Inc	101,700	3,742,560
Merck & Co Inc †	92,800	2,935,264
Schering-Plough Corp	42,000	1,186,500
Shire PLC ADR (United Kingdom)	159,900	8,361,171

		71,550,945

Industrials - 10.6%

Cummins Inc	80,900	3,625,129
Danaher Corp †	49,900	3,359,268
Delta Air Lines Inc * †	459,600	4,118,016
Emerson Electric Co †	58,500	2,344,680
FedEx Corp †	83,300	6,265,826
First Solar Inc * †	20,900	3,194,774
Fluor Corp †	68,900	3,503,565
General Electric Co	151,800	2,492,556
Illinois Tool Works Inc †	70,000	2,989,700
Iron Mountain Inc *	117,300	3,127,218
Jacobs Engineering Group Inc * †	45,800	2,104,510
Monster Worldwide Inc * †	92,600	1,618,648
Norfolk Southern Corp	119,600	5,155,956
Parker-Hannifin Corp †	66,500	3,447,360
United Parcel Service Inc ‘B’ †	40,000	2,258,800

		49,606,006

Information Technology - 16.1%

Adobe Systems Inc *	111,200	3,674,048
Agilent Technologies Inc * †	166,200	4,625,346
Apple Inc *	64,100	11,882,217
Cisco Systems Inc *	175,600	4,133,624
Google Inc ‘A’ *	18,800	9,321,980
Jabil Circuit Inc	449,500	6,027,795
Juniper Networks Inc * †	211,400	5,712,028
Maxim Integrated Products Inc †	190,600	3,457,484
NetApp Inc * †	313,100	8,353,508
Oracle Corp †	127,100	2,648,764
Paychex Inc †	28,600	830,830
QUALCOMM Inc	117,400	5,280,652
Research In Motion Ltd (NASDAQ) * † (Canada)	24,400	1,648,220
Visa Inc ‘A’ †	94,300	6,517,073
Yahoo! Inc * †	89,000	1,585,090

		75,698,659

Materials - 5.0%

Air Products & Chemicals Inc	28,200	2,187,756
Allegheny Technologies Inc †	97,600	3,415,024
Barrick Gold Corp (Canada)	68,800	2,607,520
Cliffs Natural Resources Inc †	45,700	1,478,852
Monsanto Co	21,800	1,687,320
Nucor Corp †	58,400	2,745,384
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	28,000	2,529,520
The Dow Chemical Co †	164,600	4,291,122
Vulcan Materials Co †	48,500	2,622,395

		23,564,893

Telecommunication Services - 3.6%

American Tower Corp ‘A’ * †	344,800	12,550,720
AT&T Inc	66,400	1,793,464
tw telecom Inc * †	174,285	2,344,134

		16,688,318

Utilities - 1.9%

American Water Works Co Inc	123,600	2,464,584
Edison International †	61,400	2,061,812
Exelon Corp	12,700	630,174

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Progress Energy Inc †	50,400	$1,968,624
Sempra Energy †	37,500	1,867,875

		8,993,069

Total Common Stocks
(Cost $434,691,747)		465,104,231

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $7,821,002; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $7,980,624)	$7,821,000	7,821,000

Total Short-Term Investment
(Cost $7,821,000)		7,821,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.7%
(Cost $442,512,747)		472,925,231

	Shares
SECURITIES LENDING COLLATERAL - 7.1%

Pacific Select Liquidating Trust + Ω	19,503,931	19,371,694
Sigma Liquidating Trust ¤ ж +	2,434,696	268
State Street Navigator Securities Lending PSF Portfolio	14,135,437	14,135,437

Total Securities Lending Collateral
(Cost $33,206,648)		33,507,399

TOTAL INVESTMENTS - 107.8%
(Cost $475,719,395)		506,432,630

OTHER ASSETS & LIABILITIES, NET - (7.8%)		(36,747,653)

NET ASSETS - 100.0%		$469,684,977

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $19,371,962 or 4.1% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $268 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	1.0% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%

Consumer Discretionary - 9.1%

Lowe’s Cos Inc	82,500	$1,727,550
Omnicom Group Inc †	10,700	395,258
Scripps Networks Interactive Inc ‘A’ †	14,400	532,080
Strayer Education Inc	4,100	892,488
Target Corp †	111,760	5,216,957
The Walt Disney Co †	19,700	540,962
Time Warner Cable Inc †	17,904	771,484
Time Warner Inc †	23,703	682,172
Urban Outfitters Inc * †	17,900	540,043
Viacom Inc ‘B’ * †	63,800	1,788,952

		13,087,946

Consumer Staples - 10.3%

Alberto-Culver Co †	27,800	769,504
Avon Products Inc †	32,600	1,107,096
Colgate-Palmolive Co †	9,700	739,916
Costco Wholesale Corp †	30,000	1,693,800
Energizer Holdings Inc * †	9,800	650,132
PepsiCo Inc	71,800	4,211,788
Philip Morris International Inc	31,300	1,525,562
The Procter & Gamble Co	24,400	1,413,248
Wal-Mart Stores Inc	54,900	2,695,041

		14,806,087

Energy - 5.1%

Baker Hughes Inc †	9,100	388,206
Diamond Offshore Drilling Inc †	3,100	296,112
EOG Resources Inc †	8,700	726,537
Marathon Oil Corp	47,100	1,502,490
Schlumberger Ltd (Netherlands)	66,500	3,963,400
Weatherford International Ltd * (Switzerland)	23,600	489,228

		7,365,973

Financials - 8.8%

Berkshire Hathaway Inc ‘A’ *	7	707,000
CME Group Inc †	1,200	369,828
Hudson City Bancorp Inc †	63,400	833,710
JPMorgan Chase & Co	34,300	1,503,026
RenaissanceRe Holdings Ltd (Bermuda)	20,800	1,139,008
The Charles Schwab Corp †	18,000	344,700
The Goldman Sachs Group Inc †	34,600	6,378,510
The Progressive Corp * †	81,200	1,346,296

		12,622,078

Health Care - 19.5%

Aetna Inc	69,500	1,934,185
Allergan Inc	31,700	1,799,292
Baxter International Inc	45,400	2,588,254
Biogen Idec Inc * †	39,400	1,990,488
Celgene Corp *	81,700	4,567,030
Cerner Corp * †	98,300	7,352,840
DaVita Inc * †	46,100	2,611,104
Medtronic Inc	35,300	1,299,040
Merck & Co Inc †	16,700	528,221
Shire PLC ADR (United Kingdom)	45,000	2,353,050
Teva Pharmaceutical Industries Ltd ADR (Israel)	19,336	977,628

		28,001,132

Industrials - 10.4%

Cummins Inc †	16,400	734,884
Danaher Corp †	21,800	1,467,576
Emerson Electric Co †	18,200	729,456
FedEx Corp †	21,000	1,579,620
First Solar Inc * †	20,400	3,118,344
Fluor Corp †	46,200	2,349,270
Illinois Tool Works Inc †	29,400	1,255,674
Iron Mountain Inc * †	54,200	1,444,972
Monster Worldwide Inc * †	46,400	811,072
Southwest Airlines Co †	83,064	797,414
SunPower Corp ‘A’ * †	6,600	197,274
W.W. Grainger Inc †	6,000	536,160

		15,021,716

Information Technology - 28.8%

Adobe Systems Inc *	76,600	2,530,864
Agilent Technologies Inc * †	15,586	433,758
Altera Corp †	40,800	836,808
Apple Inc *	22,300	4,133,751
Broadcom Corp ‘A’ * †	63,500	1,948,815
Cisco Systems Inc *	198,330	4,668,688
eBay Inc *	36,000	849,960
Google Inc ‘A’ *	13,570	6,728,684
International Business Machines Corp †	6,600	789,426
Jabil Circuit Inc	25,600	343,296
Juniper Networks Inc * †	106,100	2,866,822
Maxim Integrated Products Inc †	35,700	647,598
NetApp Inc * †	43,000	1,147,240
Nintendo Co Ltd ADR (Japan)	38,600	1,239,458
Oracle Corp	13,100	273,004
Paychex Inc †	47,100	1,368,255
QUALCOMM Inc	76,760	3,452,665
Research In Motion Ltd (NASDAQ) * † (Canada)	16,800	1,134,840
SAP AG ADR (Germany)	12,700	620,649
Visa Inc ‘A’	33,900	2,342,829
Yahoo! Inc * †	176,500	3,143,465

		41,500,875

Materials - 4.7%

Allegheny Technologies Inc †	49,200	1,721,508
Cliffs Natural Resources Inc †	25,700	831,652
Ecolab Inc †	20,600	952,338
Monsanto Co	23,100	1,787,940
Vulcan Materials Co †	27,500	1,486,925

		6,780,363

Telecommunication Services - 2.6%

American Tower Corp ‘A’ *	104,500	3,803,800

Total Common Stocks
(Cost $133,549,255)		142,989,970

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $2,397,001; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $2,445,584)	$2,397,000	2,397,000

Total Short-Term Investment
(Cost $2,397,000)		2,397,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.0%
(Cost $135,946,255)		145,386,970

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.4%

Pacific Select Liquidating Trust + Ω	11,654,244	$11,575,228
Sigma Liquidating Trust ¤ ж +	516,583	57
State Street Navigator Securities Lending PSF Portfolio	6,249,272	6,249,272

Total Securities Lending Collateral
(Cost $17,644,848)		17,824,557

TOTAL INVESTMENTS - 113.4%
(Cost $153,591,103)		163,211,527

OTHER ASSETS & LIABILITIES, NET - (13.4%)		(19,289,245)

NET ASSETS - 100.0%		$143,922,282

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $11,575,285 or 8.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $57 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	2.0% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 9.0%

Abercrombie & Fitch Co ‘A’ †	34,300	$1,127,784
Amazon.com Inc * †	125,500	11,716,680
Apollo Group Inc ‘A’ *	46,400	3,418,288
AutoNation Inc * †	42,355	765,778
AutoZone Inc * †	13,500	1,973,970
Bed Bath & Beyond Inc * †	100,600	3,776,524
Best Buy Co Inc †	126,848	4,759,337
Big Lots Inc * †	32,400	810,648
Carnival Corp (Panama)	169,100	5,627,648
CBS Corp ‘B’ †	264,243	3,184,128
Coach Inc	124,100	4,085,372
Comcast Corp ‘A’ †	1,094,532	18,486,645
D.R. Horton Inc †	107,500	1,226,575
Darden Restaurants Inc †	53,300	1,819,129
DeVry Inc †	24,200	1,338,744
Eastman Kodak Co †	83,100	397,218
Expedia Inc * †	82,600	1,978,270
Family Dollar Stores Inc	54,500	1,438,800
Ford Motor Co * †	1,215,227	8,761,787
Fortune Brands Inc †	58,400	2,510,032
GameStop Corp ‘A’ * †	63,600	1,683,492
Gannett Co Inc †	93,700	1,172,187
Genuine Parts Co	62,275	2,370,186
H&R Block Inc	132,200	2,429,836
Harley-Davidson Inc †	90,700	2,086,100
Harman International Industries Inc	23,700	802,956
Hasbro Inc †	48,625	1,349,344
International Game Technology	115,700	2,485,236
J.C. Penney Co Inc †	91,500	3,088,125
Johnson Controls Inc	229,400	5,863,464
KB Home †	22,500	373,725
Kohl’s Corp *	113,500	6,475,175
Leggett & Platt Inc †	62,300	1,208,620
Lennar Corp ‘A’ †	56,502	805,154
Limited Brands Inc †	106,007	1,801,059
Lowe’s Cos Inc	556,300	11,648,922
Macy’s Inc †	163,076	2,982,660
Marriott International Inc ‘A’ †	101,153	2,790,811
Mattel Inc	139,450	2,574,247
McDonald’s Corp	416,300	23,758,241
Meredith Corp †	14,900	446,106
Newell Rubbermaid Inc †	109,334	1,715,450
News Corp ‘A’	867,400	10,400,126
Nike Inc ‘B’ †	145,500	9,413,850
Nordstrom Inc †	62,240	1,900,810
O’Reilly Automotive Inc * †	52,600	1,900,964
Office Depot Inc * †	87,000	575,940
Omnicom Group Inc	120,500	4,451,270
Polo Ralph Lauren Corp †	22,200	1,700,964
Pulte Homes Inc †	111,708	1,227,665
RadioShack Corp †	49,644	822,601
Scripps Networks Interactive Inc ‘A’	30,800	1,138,060
Sears Holdings Corp * †	20,705	1,352,244
Staples Inc †	275,625	6,400,012
Starbucks Corp * †	283,900	5,862,535
Starwood Hotels & Resorts Worldwide Inc †	71,270	2,354,048
Target Corp	283,100	13,215,108
The Black & Decker Corp †	23,800	1,101,702
The DIRECTV Group Inc * †	178,100	4,911,998
The Gap Inc	180,810	3,869,334
The Goodyear Tire & Rubber Co *	94,600	1,611,038
The Home Depot Inc	650,150	17,319,996
The Interpublic Group of Cos Inc * †	186,658	1,403,668
The McGraw-Hill Cos Inc	121,700	3,059,538
The New York Times Co ‘A’ †	30,700	249,284
The Sherwin-Williams Co	38,400	2,310,144
The TJX Cos Inc	160,900	5,977,435
The Walt Disney Co †	711,006	19,524,225
The Washington Post Co ‘B’	2,020	945,522
Tiffany & Co †	48,100	1,853,293
Time Warner Cable Inc	136,195	5,868,643
Time Warner Inc	458,119	13,184,665
VF Corp	34,400	2,491,592
Viacom Inc ‘B’ *	227,343	6,374,698
Whirlpool Corp †	28,705	2,008,202
Wyndham Worldwide Corp †	69,985	1,142,155
Wynn Resorts Ltd * †	26,300	1,864,407
Yum! Brands Inc †	177,580	5,995,101

		324,897,290

Consumer Staples - 11.3%

Altria Group Inc	779,452	13,882,040
Archer-Daniels-Midland Co	247,494	7,231,775
Avon Products Inc	164,900	5,600,004
Brown-Forman Corp ‘B’ †	38,477	1,855,361
Campbell Soup Co †	77,500	2,528,050
Coca-Cola Enterprises Inc †	123,000	2,633,430
Colgate-Palmolive Co	191,300	14,592,364
ConAgra Foods Inc †	173,500	3,761,480
Constellation Brands Inc ‘A’ *	77,100	1,168,065
Costco Wholesale Corp †	167,044	9,431,304
CVS Caremark Corp	550,488	19,674,441
Dean Foods Co * †	69,300	1,232,847
Dr Pepper Snapple Group Inc *	98,600	2,834,750
General Mills Inc	126,500	8,144,070
H.J. Heinz Co	121,850	4,843,538
Hormel Foods Corp †	22,100	784,992
Kellogg Co †	97,700	4,809,771
Kimberly-Clark Corp	159,561	9,410,908
Kraft Foods Inc ‘A’	562,559	14,778,425
Lorillard Inc	65,100	4,836,930
McCormick & Co Inc †	44,800	1,520,512
Molson Coors Brewing Co ‘B’ †	58,380	2,841,938
PepsiCo Inc	597,080	35,024,713
Philip Morris International Inc	737,852	35,962,906
Reynolds American Inc	65,800	2,929,416
Safeway Inc †	166,200	3,277,464
Sara Lee Corp †	251,025	2,796,419
SUPERVALU Inc †	82,690	1,245,311
Sysco Corp †	219,400	5,452,090
The Clorox Co	54,000	3,176,280
The Coca-Cola Co †	883,900	47,465,430
The Estee Lauder Cos Inc ‘A’	45,600	1,690,848
The Hershey Co †	59,300	2,304,398
The J.M. Smucker Co	46,400	2,459,664
The Kroger Co	252,100	5,203,344
The Pepsi Bottling Group Inc	50,900	1,854,796
The Procter & Gamble Co	1,113,279	64,481,120
Tyson Foods Inc ‘A’ †	116,000	1,465,080
Wal-Mart Stores Inc	823,800	40,440,342
Walgreen Co	375,200	14,058,744
Whole Foods Market Inc * †	55,000	1,676,950

		411,362,310

Energy - 11.5%

Anadarko Petroleum Corp	184,176	11,553,360
Apache Corp	126,244	11,592,987
Baker Hughes Inc	119,300	5,089,338
BJ Services Co †	114,100	2,216,963
Cabot Oil & Gas Corp	40,500	1,447,875
Cameron International Corp *	84,300	3,188,226
Chesapeake Energy Corp	239,400	6,798,960
Chevron Corp †	764,934	53,874,302
ConocoPhillips	565,639	25,544,257
CONSOL Energy Inc	70,000	3,157,700
Denbury Resources Inc * †	89,700	1,357,161

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Devon Energy Corp	170,992	$11,512,891
Diamond Offshore Drilling Inc †	27,100	2,588,592
El Paso Corp	256,525	2,647,338
ENSCO International Inc †	55,400	2,356,716
EOG Resources Inc	96,300	8,042,013
Exxon Mobil Corp	1,832,978	125,760,621
FMC Technologies Inc *	49,300	2,575,432
Halliburton Co	337,900	9,163,848
Hess Corp	109,400	5,848,524
Marathon Oil Corp	272,418	8,690,134
Massey Energy Co	34,300	956,627
Murphy Oil Corp †	70,400	4,052,928
Nabors Industries Ltd * † (Bermuda)	110,138	2,301,884
National Oilwell Varco Inc * †	158,328	6,828,687
Noble Energy Inc	66,900	4,412,724
Occidental Petroleum Corp	309,200	24,241,280
Peabody Energy Corp †	103,400	3,848,548
Pioneer Natural Resources Co †	45,400	1,647,566
Range Resources Corp †	60,600	2,991,216
Rowan Cos Inc †	44,800	1,033,536
Schlumberger Ltd (Netherlands)	456,900	27,231,240
Smith International Inc †	85,200	2,445,240
Southwestern Energy Co *	132,400	5,650,832
Spectra Energy Corp	238,336	4,514,084
Sunoco Inc †	45,714	1,300,563
Tesoro Corp †	54,500	816,410
The Williams Cos Inc †	224,500	4,011,815
Valero Energy Corp †	214,500	4,159,155
XTO Energy Inc	216,875	8,961,275

		416,412,848

Financials - 14.9%

Aflac Inc †	180,200	7,701,748
American Express Co †	453,600	15,377,040
American International Group Inc * †	52,432	2,312,780
Ameriprise Financial Inc	99,740	3,623,554
Aon Corp	105,825	4,306,019
Apartment Investment & Management Co ‘A’ REIT †	48,981	722,470
Assurant Inc	46,100	1,477,966
AvalonBay Communities Inc REIT †	31,225	2,270,976
Bank of America Corp	3,299,840	55,833,293
BB&T Corp †	260,519	7,096,538
Boston Properties Inc REIT †	53,300	3,493,815
Capital One Financial Corp †	176,000	6,288,480
CB Richard Ellis Group Inc ‘A’ * †	89,900	1,055,426
Cincinnati Financial Corp †	63,687	1,655,225
Citigroup Inc	4,974,219	24,075,220
CME Group Inc †	24,932	7,683,793
Comerica Inc †	59,150	1,754,981
Discover Financial Services	208,701	3,387,217
E*TRADE FINANCIAL Corp * †	420,000	735,000
Equity Residential REIT †	106,000	3,254,200
Federated Investors Inc ‘B’ †	35,300	930,861
Fifth Third Bancorp †	292,243	2,960,422
First Horizon National Corp * †	85,627	1,132,848
Franklin Resources Inc	58,600	5,895,160
Genworth Financial Inc ‘A’ †	174,800	2,088,860
HCP Inc REIT †	112,400	3,230,376
Health Care REIT Inc †	43,500	1,810,470
Host Hotels & Resorts Inc REIT †	230,100	2,708,277
Hudson City Bancorp Inc †	192,000	2,524,800
Huntington Bancshares Inc †	268,023	1,262,388
IntercontinentalExchange Inc *	27,200	2,643,568
Invesco Ltd (Bermuda)	157,800	3,591,528
Janus Capital Group Inc †	63,000	893,340
JPMorgan Chase & Co	1,499,950	65,727,809
KeyCorp †	317,700	2,065,050
Kimco Realty Corp REIT †	135,800	1,770,832
Legg Mason Inc †	63,300	1,964,199
Leucadia National Corp * †	70,700	1,747,704
Lincoln National Corp	110,982	2,875,544
Loews Corp	140,100	4,798,425
M&T Bank Corp †	28,600	1,782,352
Marsh & McLennan Cos Inc †	199,300	4,928,689
Marshall & Ilsley Corp †	140,298	1,132,205
MBIA Inc * †	47,400	367,824
MetLife Inc	310,400	11,816,928
Moody’s Corp †	74,000	1,514,040
Morgan Stanley	518,403	16,008,285
Northern Trust Corp	92,000	5,350,720
NYSE Euronext	100,400	2,900,556
People’s United Financial Inc †	136,000	2,116,160
Plum Creek Timber Co Inc REIT †	64,400	1,973,216
Principal Financial Group Inc †	121,600	3,330,624
ProLogis REIT †	163,700	1,951,304
Prudential Financial Inc	174,400	8,704,304
Public Storage REIT	49,200	3,701,808
Regions Financial Corp †	462,379	2,871,374
Simon Property Group Inc REIT †	107,124	7,437,619
SLM Corp * †	184,000	1,604,480
State Street Corp	187,000	9,836,200
SunTrust Banks Inc †	195,100	4,399,505
T. Rowe Price Group Inc †	99,000	4,524,300
The Allstate Corp	206,978	6,337,666
The Bank of New York Mellon Corp †	457,789	13,271,303
The Charles Schwab Corp	354,600	6,790,590
The Chubb Corp	136,100	6,860,801
The Goldman Sachs Group Inc	194,990	35,946,407
The Hartford Financial Services Group Inc †	149,800	3,969,700
The NASDAQ OMX Group Inc *	53,900	1,134,595
The PNC Financial Services Group Inc	176,077	8,555,581
The Progressive Corp *	261,900	4,342,302
The Travelers Cos Inc †	212,642	10,468,366
Torchmark Corp †	33,400	1,450,562
U.S. Bancorp	729,199	15,940,290
Unum Group	128,705	2,759,435
Ventas Inc REIT †	60,800	2,340,800
Vornado Realty Trust REIT †	60,713	3,910,524
Wells Fargo & Co	1,781,834	50,212,082
XL Capital Ltd ‘A’ † (Cayman)	133,800	2,336,148
Zions Bancorp †	46,300	832,011

		542,439,858

Health Care - 12.9%

Abbott Laboratories	589,600	29,167,512
Aetna Inc †	170,756	4,752,139
Allergan Inc †	115,700	6,567,132
AmerisourceBergen Corp	118,800	2,658,744
Amgen Inc *	387,340	23,329,488
Baxter International Inc	228,400	13,021,084
Becton Dickinson & Co	89,400	6,235,650
Biogen Idec Inc *	113,430	5,730,484
Boston Scientific Corp *	565,789	5,991,706
Bristol-Myers Squibb Co	755,500	17,013,860
C.R. Bard Inc	38,700	3,042,207
Cardinal Health Inc †	134,575	3,606,610
CareFusion Corp * †	67,287	1,466,857
Celgene Corp *	177,000	9,894,300
Cephalon Inc * †	26,900	1,566,656
CIGNA Corp †	105,100	2,952,259
Coventry Health Care Inc *	58,300	1,163,668
DaVita Inc *	40,500	2,293,920
DENTSPLY International Inc †	58,200	2,010,228
Eli Lilly & Co †	385,500	12,733,065
Express Scripts Inc *	104,500	8,107,110
Forest Laboratories Inc *	117,000	3,444,480
Genzyme Corp *	104,800	5,945,304
Gilead Sciences Inc *	344,900	16,065,442
Hospira Inc * †	58,060	2,589,476
Humana Inc * †	61,800	2,305,140

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
IMS Health Inc	61,190	$939,267
Intuitive Surgical Inc * †	14,930	3,915,392
Johnson & Johnson	1,051,122	64,002,819
King Pharmaceuticals Inc * †	97,533	1,050,430
Laboratory Corp of America Holdings * †	42,100	2,765,970
Life Technologies Corp * †	67,469	3,140,682
McKesson Corp	104,039	6,195,522
Medco Health Solutions Inc * †	183,770	10,164,319
Medtronic Inc	427,200	15,720,960
Merck & Co Inc †	808,700	25,579,181
Millipore Corp * †	21,852	1,536,851
Mylan Inc * †	118,450	1,896,385
Patterson Cos Inc * †	36,600	997,350
PerkinElmer Inc †	38,500	740,740
Pfizer Inc †	2,585,797	42,794,940
Quest Diagnostics Inc †	56,200	2,933,078
Schering-Plough Corp	624,000	17,628,000
St. Jude Medical Inc * †	133,724	5,216,573
Stryker Corp †	103,900	4,720,177
Tenet Healthcare Corp *	145,450	855,246
Thermo Fisher Scientific Inc * †	157,100	6,860,557
UnitedHealth Group Inc	438,504	10,980,140
Varian Medical Systems Inc * †	48,500	2,043,305
Waters Corp *	37,900	2,117,094
Watson Pharmaceuticals Inc * †	41,000	1,502,240
WellPoint Inc *	179,536	8,502,825
Wyeth	510,800	24,814,664
Zimmer Holdings Inc *	84,830	4,534,163

		467,803,391

Industrials - 10.1%

3M Co †	266,300	19,652,940
Avery Dennison Corp	44,400	1,598,844
Burlington Northern Santa Fe Corp	102,110	8,151,441
C.H. Robinson Worldwide Inc †	66,000	3,811,500
Caterpillar Inc †	234,200	12,021,486
Cintas Corp †	51,700	1,567,027
CSX Corp †	152,900	6,400,394
Cummins Inc	78,000	3,495,180
Danaher Corp †	98,500	6,631,020
Deere & Co †	162,900	6,991,668
Dover Corp †	72,600	2,813,976
Eaton Corp	64,160	3,630,815
Emerson Electric Co	285,100	11,426,808
Equifax Inc	49,700	1,448,258
Expeditors International of Washington Inc †	82,400	2,896,360
Fastenal Co †	50,400	1,950,480
FedEx Corp †	120,088	9,033,019
Flowserve Corp †	21,800	2,148,172
Fluor Corp	70,300	3,574,755
General Dynamics Corp	148,880	9,617,648
General Electric Co	4,053,200	66,553,544
Goodrich Corp †	48,200	2,619,188
Honeywell International Inc †	283,175	10,519,951
Illinois Tool Works Inc †	145,700	6,222,847
Iron Mountain Inc * †	65,500	1,746,230
ITT Corp †	70,700	3,687,005
Jacobs Engineering Group Inc *	47,800	2,196,410
L-3 Communications Holdings Inc	45,976	3,692,792
Lockheed Martin Corp	120,742	9,427,536
Masco Corp †	140,500	1,815,260
Monster Worldwide Inc * †	50,800	887,984
Norfolk Southern Corp	141,700	6,108,687
Northrop Grumman Corp	125,120	6,474,960
PACCAR Inc †	140,070	5,282,040
Pall Corp	46,466	1,499,923
Parker-Hannifin Corp	62,362	3,232,846
Pitney Bowes Inc †	80,700	2,005,395
Precision Castparts Corp	54,100	5,511,167
Quanta Services Inc * †	76,600	1,695,158
Raytheon Co †	152,500	7,315,425
Republic Services Inc †	125,000	3,321,250
Robert Half International Inc †	59,300	1,483,686
Rockwell Automation Inc †	55,200	2,351,520
Rockwell Collins Inc †	61,600	3,129,280
RR Donnelley & Sons Co †	80,900	1,719,934
Ryder System Inc †	22,200	867,132
Snap-on Inc	22,950	797,742
Southwest Airlines Co †	287,630	2,761,248
Stericycle Inc * †	33,500	1,623,075
Textron Inc †	103,300	1,960,634
The Boeing Co †	276,461	14,970,363
The Dun & Bradstreet Corp	20,900	1,574,188
The Stanley Works	31,200	1,331,928
Union Pacific Corp	193,800	11,308,230
United Parcel Service Inc ‘B’ †	381,000	21,515,070
United Technologies Corp	359,000	21,873,870
W.W. Grainger Inc †	24,900	2,225,064
Waste Management Inc †	189,960	5,664,607

		367,834,960

Information Technology - 18.3%

Adobe Systems Inc *	202,100	6,677,384
Advanced Micro Devices Inc * †	221,400	1,253,124
Affiliated Computer Services Inc ‘A’ * †	34,300	1,858,031
Agilent Technologies Inc * †	129,432	3,602,093
Akamai Technologies Inc * †	66,500	1,308,720
Altera Corp †	115,000	2,358,650
Amphenol Corp ‘A’ †	66,600	2,509,488
Analog Devices Inc	113,600	3,133,088
Apple Inc *	341,700	63,340,929
Applied Materials Inc †	513,400	6,879,560
Autodesk Inc * †	88,040	2,095,352
Automatic Data Processing Inc	194,800	7,655,640
BMC Software Inc *	71,800	2,694,654
Broadcom Corp ‘A’ * †	164,364	5,044,331
CA Inc	153,373	3,372,672
Ciena Corp * †	36,771	598,632
Cisco Systems Inc *	2,199,916	51,786,023
Citrix Systems Inc *	70,200	2,753,946
Cognizant Technology Solutions Corp ‘A’ *	113,100	4,372,446
Computer Sciences Corp * †	55,000	2,899,050
Compuware Corp *	80,400	589,332
Convergys Corp *	37,889	376,617
Corning Inc	590,491	9,040,417
Dell Inc *	649,400	9,909,844
eBay Inc *	422,900	9,984,669
Electronic Arts Inc * †	124,800	2,377,440
EMC Corp *	762,150	12,987,036
Fidelity National Information Services Inc †	67,200	1,714,272
Fiserv Inc *	60,750	2,928,150
FLIR Systems Inc * †	52,600	1,471,222
Google Inc ‘A’ *	91,770	45,504,155
Harris Corp	52,200	1,962,720
Hewlett-Packard Co †	904,373	42,695,449
Intel Corp	2,135,120	41,784,298
International Business Machines Corp	499,981	59,802,727
Intuit Inc * †	124,900	3,559,650
Jabil Circuit Inc	70,500	945,405
JDS Uniphase Corp *	86,686	616,338
Juniper Networks Inc *	201,400	5,441,828
KLA-Tencor Corp †	66,400	2,381,104
Lexmark International Inc ‘A’ * †	31,200	672,048
Linear Technology Corp †	86,900	2,401,047
LSI Corp * †	227,700	1,250,073
MasterCard Inc ‘A’ †	36,011	7,279,624
McAfee Inc * †	60,000	2,627,400
MEMC Electronic Materials Inc * †	87,200	1,450,136
Microchip Technology Inc †	71,600	1,897,400
Micron Technology Inc * †	321,000	2,632,200

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Microsoft Corp	2,956,772	$76,550,827
Molex Inc †	46,200	964,656
Motorola Inc	861,702	7,402,020
National Semiconductor Corp †	79,500	1,134,465
NetApp Inc * †	128,409	3,425,952
Nortel Networks Corp (Canada)	2,149	187
Novell Inc *	109,300	492,943
Novellus Systems Inc * †	39,000	818,220
NVIDIA Corp *	200,200	3,009,006
Oracle Corp	1,489,636	31,044,014
Paychex Inc †	124,600	3,619,630
QLogic Corp * †	48,300	830,760
QUALCOMM Inc	634,000	28,517,320
Red Hat Inc *	74,100	2,048,124
salesforce.com inc *	41,100	2,339,823
SanDisk Corp *	88,200	1,913,940
Sun Microsystems Inc * †	275,725	2,506,340
Symantec Corp *	316,635	5,214,978
Tellabs Inc * †	157,000	1,086,440
Teradata Corp * †	61,700	1,697,984
Teradyne Inc * †	70,600	653,050
Texas Instruments Inc †	473,070	11,207,028
The Western Union Co	273,937	5,182,888
Total System Services Inc †	65,700	1,058,427
VeriSign Inc * †	74,900	1,774,381
Western Digital Corp *	87,500	3,196,375
Xerox Corp †	317,700	2,458,998
Xilinx Inc †	107,100	2,508,282
Yahoo! Inc *	448,208	7,982,585

		663,116,057

Materials - 3.4%

Air Products & Chemicals Inc †	78,500	6,090,030
Airgas Inc	31,600	1,528,492
AK Steel Holding Corp	44,400	876,012
Alcoa Inc †	367,172	4,817,297
Allegheny Technologies Inc †	38,102	1,333,189
Ball Corp	36,900	1,815,480
Bemis Co Inc †	34,500	893,895
CF Industries Holdings Inc	17,300	1,491,779
E.I. du Pont de Nemours & Co	347,582	11,171,286
Eastman Chemical Co	28,525	1,527,229
Ecolab Inc	86,280	3,988,724
FMC Corp	28,400	1,597,500
Freeport-McMoRan Copper & Gold Inc	155,523	10,670,433
International Flavors & Fragrances Inc †	25,500	967,215
International Paper Co	166,227	3,695,226
MeadWestvaco Corp †	67,427	1,504,296
Monsanto Co	208,198	16,114,525
Newmont Mining Corp	182,722	8,043,422
Nucor Corp †	121,100	5,692,911
Owens-Illinois Inc *	65,400	2,413,260
Pactiv Corp *	51,700	1,346,785
PPG Industries Inc †	63,900	3,719,619
Praxair Inc	115,700	9,451,533
Sealed Air Corp	54,220	1,064,339
Sigma-Aldrich Corp †	47,700	2,574,846
The Dow Chemical Co †	431,685	11,254,028
Titanium Metals Corp †	22,800	218,652
United States Steel Corp †	52,360	2,323,213
Vulcan Materials Co †	47,200	2,552,104
Weyerhaeuser Co †	81,800	2,997,970

		123,735,290

Telecommunication Services - 3.1%

American Tower Corp ‘A’ * †	153,500	5,587,400
AT&T Inc	2,250,279	60,780,036
CenturyTel Inc	107,333	3,606,389
Frontier Communications Corp †	98,800	744,952
MetroPCS Communications Inc * †	99,600	932,256
Qwest Communications International Inc †	570,092	2,172,050
Sprint Nextel Corp * †	1,080,827	4,269,267
Verizon Communications Inc †	1,083,454	32,796,152
Windstream Corp †	153,186	1,551,774

		112,440,276

Utilities - 3.6%

Allegheny Energy Inc	66,300	1,758,276
Ameren Corp †	90,800	2,295,424
American Electric Power Co Inc †	180,260	5,586,257
CenterPoint Energy Inc	136,929	1,702,027
CMS Energy Corp †	90,100	1,207,340
Consolidated Edison Inc †	106,100	4,343,734
Constellation Energy Group Inc	74,250	2,403,473
Dominion Resources Inc	225,170	7,768,365
DTE Energy Co †	57,600	2,024,064
Duke Energy Corp †	494,272	7,779,841
Dynegy Inc ‘A’ * †	238,800	608,940
Edison International	126,300	4,241,154
Entergy Corp	73,300	5,853,738
EQT Corp	45,900	1,955,340
Exelon Corp	249,224	12,366,495
FirstEnergy Corp	117,880	5,389,474
FPL Group Inc	154,500	8,533,035
Integrys Energy Group Inc †	27,020	969,748
Nicor Inc †	12,600	461,034
NiSource Inc	108,773	1,510,857
Northeast Utilities †	67,900	1,611,946
Pepco Holdings Inc †	96,500	1,435,920
PG&E Corp †	141,400	5,725,286
Pinnacle West Capital Corp †	41,700	1,368,594
PPL Corp †	139,032	4,218,231
Progress Energy Inc †	106,800	4,171,608
Public Service Enterprise Group Inc	188,900	5,939,016
Questar Corp	62,100	2,332,476
SCANA Corp †	41,500	1,448,350
Sempra Energy	90,258	4,495,751
TECO Energy Inc	68,500	964,480
The AES Corp * †	259,982	3,852,933
The Southern Co	299,600	9,488,332
Wisconsin Energy Corp †	45,800	2,068,786
Xcel Energy Inc †	174,679	3,360,824

		131,241,149

Total Common Stocks
(Cost $3,669,482,274)		3,561,283,429

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $63,028,018; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $38,090,112; and Freddie Mac: 4.375% due 07/17/15 and market value $26,200,800)	$63,028,000	$63,028,000

Total Short-Term Investment
(Cost $63,028,000)		63,028,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.8%
(Cost $3,732,510,274)		3,624,311,429

	Shares
SECURITIES LENDING COLLATERAL - 2.9%

Pacific Select Liquidating Trust + Ω	58,421,445	58,025,347
Sigma Liquidating Trust ¤ ж +	3,027,857	333
State Street Navigator Securities Lending PSF Portfolio	47,089,116	47,089,116

Total Securities Lending Collateral
(Cost $104,213,938)		105,114,796

TOTAL INVESTMENTS - 102.7%
(Cost $3,836,724,212)		3,729,426,225

OTHER ASSETS & LIABILITIES, NET - (2.7%)		(98,224,015)

NET ASSETS - 100.0%		$3,631,202,210

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $58,025,680 or 1.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $333 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 (12/09)	272	$69,981,471	$1,615,729

(f)	As of September 30, 2009, $7,425,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Energy - 1.0%

Petroleo Brasileiro SA ADR (Brazil)	48,209	$1,895,096

Total Preferred Stocks
(Cost $1,833,579)		1,895,096

COMMON STOCKS - 93.0%

Consumer Discretionary - 3.0%

Focus Media Holding Ltd ADR * (Cayman)	99,560	1,099,143
Kohl’s Corp * †	20,205	1,152,695
News Corp ‘A’ †	260,305	3,121,057

		5,372,895

Consumer Staples - 16.2%

Anheuser-Busch InBev NV + (Belgium)	115,140	5,281,232
Bunge Ltd † (Bermuda)	90,010	5,635,526
Colgate-Palmolive Co †	22,470	1,714,012
CVS Caremark Corp	180,506	6,451,284
Davide Campari-Milano SPA + (Italy)	422,337	3,794,215
Mead Johnson Nutrition Co ‘A’ †	115,430	5,207,047
Reckitt Benckiser Group PLC + (United Kingdom)	26,785	1,311,329

		29,394,645

Energy - 1.4%

Petroleo Brasileiro SA ADR † (Brazil)	54,935	2,521,517

Financials - 10.8%

ACE Ltd * (Switzerland)	49,805	2,662,575
CapitalSource Inc †	1,083,033	4,700,363
CME Group Inc †	8,030	2,474,766
JPMorgan Chase & Co	105,775	4,635,061
MarketAxess Holdings Inc * †	53,955	650,158
Standard Chartered PLC + (United Kingdom)	38,216	943,987
The Goldman Sachs Group Inc	19,435	3,582,842

		19,649,752

Health Care - 13.7%

Celgene Corp * †	202,940	11,344,346
Gilead Sciences Inc * †	157,114	7,318,370
Intuitive Surgical Inc * †	16,461	4,316,897
Talecris Biotherapeutics Holdings Corp *	50,370	957,030
Vertex Pharmaceuticals Inc * †	26,120	989,948

		24,926,591

Industrials - 7.2%

ABB Ltd * + (Switzerland)	307,939	6,192,148
CoStar Group Inc * †	70,724	2,915,243
First Solar Inc * †	15,610	2,386,145
United Parcel Service Inc ‘B’ †	28,805	1,626,618

		13,120,154

Information Technology - 31.6%

Apple Inc *	67,851	12,577,540
Cisco Systems Inc * †	241,235	5,678,672
Corning Inc †	362,445	5,549,033
Equinix Inc * †	37,530	3,452,760
Google Inc ‘A’ *	7,800	3,867,630
Oracle Corp †	164,930	3,437,141
QUALCOMM Inc	64,500	2,901,210
Research In Motion Ltd (NASDAQ) * † (Canada)	102,855	6,947,855
Trimble Navigation Ltd * †	117,725	2,814,805
VistaPrint NV * † (Netherlands)	200,080	10,154,060

		57,380,706

Materials - 3.1%

Israel Chemicals Ltd + (Israel)	76,897	886,919
Monsanto Co	31,330	2,424,942
Vale SA ADR † (Brazil)	102,890	2,379,846

		5,691,707

Telecommunication Services - 6.0%

America Movil SAB de CV ‘L’ ADR (Mexico)	28,945	1,268,659
Crown Castle International Corp * †	199,995	6,271,843
Global Village Telecom Holding SA * (Brazil)	57,730	1,321,377
tw telecom Inc * †	153,070	2,058,792

		10,920,671

Total Common Stocks
(Cost $175,610,332)		168,978,638

	Principal
	Amount
SHORT-TERM INVESTMENT - 7.5%

Repurchase Agreement - 7.5%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $13,597,004; collateralized by Federal Home Loan Bank: 5.645% due 10/05/17 and market value $13,871,250)	$13,597,000	13,597,000

Total Short-Term Investment
(Cost $13,597,000)		13,597,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.5%
(Cost $191,040,911)		184,470,734

	Shares
SECURITIES LENDING COLLATERAL - 11.7%

Pacific Select Liquidating Trust + Ω	8,818,912	8,759,120
Sigma Liquidating Trust ¤ ж +	1,820,122	200
State Street Navigator Securities Lending PSF Portfolio	12,473,203	12,473,203

Total Securities Lending Collateral
(Cost $21,096,536)		21,232,523

TOTAL INVESTMENTS - 113.2%
(Cost $212,137,447)		205,703,257

OTHER ASSETS & LIABILITIES, NET - (13.2%)		(24,023,026)

NET ASSETS - 100.0%		$181,680,231

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $27,169,150 or 15.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $200 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	1.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.6%

Energy - 1.6%

Petroleo Brasileiro SA ADR (Brazil)	634,699	$24,950,018

Total Preferred Stocks
(Cost $23,177,237)		24,950,018

COMMON STOCKS - 96.0%

Consumer Discretionary - 3.9%

Adidas AG + (Germany)	268,466	14,186,678
CBS Corp ‘B’	602,125	7,255,606
Crown Ltd + (Australia)	1,631,661	12,859,118
Lamar Advertising Co ‘A’ * †	246,900	6,774,936
McDonald’s Corp	184,231	10,514,063
The Home Depot Inc	298,685	7,956,968

		59,547,369

Consumer Staples - 15.0%

Altria Group Inc	259,525	4,622,140
Anheuser-Busch InBev NV + (Belgium)	2,038,129	93,484,740
Anheuser-Busch InBev NV - Strip VVPR * + (Belgium)	1,890,684	8,308
Colgate-Palmolive Co	239,372	18,259,296
CVS Caremark Corp	794,375	28,390,963
Kimberly-Clark Corp	232,985	13,741,455
Reckitt Benckiser Group PLC + (United Kingdom)	266,187	13,031,870
Tesco PLC + (United Kingdom)	4,833,949	30,945,268
The Coca-Cola Co	289,005	15,519,569
Wal-Mart Stores Inc	256,930	12,612,694

		230,616,303

Energy - 9.0%

Apache Corp	87,350	8,021,350
EOG Resources Inc	656,005	54,782,977
National Oilwell Varco Inc *	189,705	8,181,977
Occidental Petroleum Corp	666,420	52,247,328
XTO Energy Inc	368,655	15,232,825

		138,466,457

Financials - 9.0%

ACE Ltd * (Switzerland)	420,160	22,461,754
Berkshire Hathaway Inc ‘B’ *	6,326	21,021,298
ICICI Bank Ltd ADR (India)	264,530	10,200,277
JPMorgan Chase & Co	595,888	26,111,812
T. Rowe Price Group Inc †	380,045	17,368,056
The Goldman Sachs Group Inc	185,155	34,133,324
Wells Fargo & Co	246,700	6,952,006

		138,248,527

Health Care - 11.2%

Baxter International Inc †	329,970	18,811,590
Bristol-Myers Squibb Co	505,800	11,390,616
Celgene Corp *	648,355	36,243,044
Covidien PLC (Ireland)	706,080	30,545,021
Gilead Sciences Inc *	599,920	27,944,273
Roche Holding AG + (Switzerland)	191,207	30,916,003
UnitedHealth Group Inc	626,140	15,678,546

		171,529,093

Industrials - 10.3%

C.H. Robinson Worldwide Inc †	122,630	7,081,883
Canadian National Railway Co (Canada)	361,212	17,695,776
Danaher Corp	333,745	22,467,713
Emerson Electric Co	259,800	10,412,784
Expeditors International of Washington Inc †	471,215	16,563,207
Illinois Tool Works Inc	193,300	8,255,843
Lockheed Martin Corp	117,330	9,161,126
Northrop Grumman Corp †	136,155	7,046,021
Precision Castparts Corp	221,495	22,563,696
Tyco International Ltd (Switzerland)	440,545	15,189,992
United Parcel Service Inc ‘B’	273,155	15,425,063
United Technologies Corp	112,695	6,866,506

		158,729,610

Information Technology - 28.7%

Amphenol Corp ‘A’	362,225	13,648,638
Apple Inc *	379,455	70,339,573
Cisco Systems Inc *	2,196,375	51,702,668
Corning Inc	898,030	13,748,839
eBay Inc *	1,407,620	33,233,908
Google Inc ‘A’ *	43,620	21,628,977
International Business Machines Corp	338,140	40,444,925
KLA-Tencor Corp †	859,294	30,814,283
Marvell Technology Group Ltd * (Bermuda)	1,461,715	23,665,166
Microsoft Corp	640,450	16,581,251
Oracle Corp	1,710,605	35,649,008
QUALCOMM Inc	596,045	26,810,104
Research In Motion Ltd (NASDAQ) * (Canada)	192,220	12,984,461
Symantec Corp * †	827,255	13,624,890
Taiwan Semiconductor Manufacturing Co Ltd + (Taiwan)	6,943,549	13,741,277
Texas Instruments Inc	226,221	5,359,176
Yahoo! Inc *	925,440	16,482,086

		440,459,230

Materials - 4.8%

Agnico-Eagle Mines Ltd (Canada)	76,321	5,178,380
Monsanto Co	120,460	9,323,604
Newmont Mining Corp	184,545	8,123,671
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	145,195	13,116,916
Praxair Inc	261,330	21,348,048
United States Steel Corp †	139,075	6,170,758
Weyerhaeuser Co †	290,105	10,632,348

		73,893,725

Telecommunication Services - 3.2%

Crown Castle International Corp * †	1,592,910	49,953,658

Utilities - 0.9%

NRG Energy Inc *	485,750	13,693,293

Total Common Stocks
(Cost $1,335,340,087)		1,475,137,265

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Date 09/30/09, repurchase price of $30,624,009; collateralized by Federal Home Loan Bank: 5.645% due 10/05/17 and market value $31,241,138)	$30,624,000	$30,624,000

Total Short-Term Investment
(Cost $30,624,000)		30,624,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.6%
(Cost $1,389,141,324)		1,530,711,283

	Shares
SECURITIES LENDING COLLATERAL - 3.7%

Pacific Select Liquidating Trust + Ω	27,350,596	27,165,159
Sigma Liquidating Trust ¤ ж +	2,330,994	256
State Street Navigator Securities Lending PSF Portfolio	29,875,515	29,875,515

Total Securities Lending Collateral
(Cost $56,619,184)		57,040,930

TOTAL INVESTMENTS - 103.3%
(Cost $1,445,760,508)		1,587,752,213

OTHER ASSETS & LIABILITIES, NET - (3.3%)		(50,669,489)

NET ASSETS - 100.0%		$1,537,082,724

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $236,338,677 or 15.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values of certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $256 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.4% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Buy	AUD	2,900,000	10/09	$56,147
Sell	AUD	6,500,000	10/09	(388,738)
Sell	AUD	3,475,000	11/09	(65,576)
Buy	EUR	16,300,000	10/09	183,277
Sell	EUR	41,900,000	10/09	(2,020,658)
Sell	EUR	3,300,000	11/09	(10,469)
Sell	EUR	14,600,000	11/09	32,987
Sell	GBP	8,740,000	10/09	453,175
Sell	GBP	1,700,000	11/09	83,740
Sell	GBP	5,240,000	11/09	(64,768)

				($1,740,883)

(f)	Transactions in written options for the period ended September 30, 2009 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2008	12,574	$641,270
Put Options Exercised	(6,009)	(486,726)
Call options Exercised	(6,287)	(132,026)
Put Options Repurchased	(278)	(22,518)

Outstanding, September 30, 2009	-	$-

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%

Consumer Discretionary - 17.3%

Amazon.com Inc * †	454,600	$42,441,456
DeVry Inc †	382,300	21,148,836
International Game Technology †	1,524,300	32,741,964
McDonald’s Corp †	537,700	30,686,539
priceline.com Inc * †	112,200	18,605,004
The Home Depot Inc	390,100	10,392,264
The Sherwin-Williams Co †	451,200	27,144,192
Time Warner Cable Inc †	569,700	24,548,373

		207,708,628

Consumer Staples - 5.2%

Colgate-Palmolive Co †	295,000	22,502,600
Kellogg Co †	472,100	23,241,483
Wal-Mart Stores Inc †	331,300	16,263,517

		62,007,600

Energy - 7.1%

Schlumberger Ltd † (Netherlands)	152,600	9,094,960
Southwestern Energy Co *	681,200	29,073,616
Weatherford International Ltd * (Switzerland)	745,000	15,443,850
XTO Energy Inc †	765,100	31,613,932

		85,226,358

Financials - 5.5%

BlackRock Inc †	101,900	22,093,958
CME Group Inc †	100,800	31,065,552
IntercontinentalExchange Inc * †	125,400	12,187,626

		65,347,136

Health Care - 18.6%

Alcon Inc (Switzerland)	266,900	37,011,023
Allergan Inc †	925,800	52,548,408
Baxter International Inc	260,400	14,845,404
Covidien PLC † (Ireland)	716,600	31,000,116
Express Scripts Inc * †	380,500	29,519,190
Laboratory Corp of America Holdings * †	225,600	14,821,920
Medco Health Solutions Inc * †	240,000	13,274,400
Talecris Biotherapeutics Holding Corp	326,000	6,194,000
Zimmer Holdings Inc * †	439,900	23,512,655

		222,727,116

Industrials - 7.6%

Burlington Northern Santa Fe Corp †	143,700	11,471,571
General Dynamics Corp †	205,700	13,288,220
Parker-Hannifin Corp †	288,200	14,940,288
Union Pacific Corp †	561,900	32,786,865
United Technologies Corp †	310,200	18,900,486

		91,387,430

Information Technology - 32.4%

Adobe Systems Inc * †	677,300	22,377,992
Apple Inc * †	372,200	68,994,714
Cisco Systems Inc *	1,805,200	42,494,408
Google Inc ‘A’ *	118,700	58,857,395
MasterCard Inc ‘A’ †	222,900	45,059,235
Oracle Corp †	1,010,700	21,062,988
QUALCOMM Inc	1,055,600	47,480,888
Research In Motion Ltd (NASDAQ) * (Canada)	191,000	12,902,050
salesforce.com inc * †	325,800	18,547,794
Visa Inc ‘A’ †	726,000	50,173,860

		387,951,324

Materials - 4.8%

Monsanto Co	326,200	25,247,880
Praxair Inc †	391,600	31,989,804

		57,237,684

Telecommunication Services - 1.5%

American Tower Corp ‘A’ * †	497,000	18,090,800

Total Common Stocks
(Cost $1,030,539,177)		1,197,684,076

EXCHANGE-TRADED FUND - 0.4%

iShares Russell 1000 Growth Index Fund	99,000	4,584,690

Total Exchange-Traded Fund
(Cost $3,897,630)		4,584,690

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $4,072,001; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $4,155,675)	$4,072,000	4,072,000

Total Short-Term Investment
(Cost $4,072,000)		4,072,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.7%
(Cost $1,038,508,807)		1,206,340,766

	Shares
SECURITIES LENDING COLLATERAL - 6.5%

Pacific Select Liquidating Trust + Ω	45,015,761	44,710,554
Sigma Liquidating Trust ¤ ж +	1,066,946	117
State Street Navigator Securities Lending PSF Portfolio	33,015,045	33,015,045

Total Securities Lending Collateral
(Cost $77,031,573)		77,725,716

TOTAL INVESTMENTS - 107.2%
(Cost $1,115,540,380)		1,284,066,482

OTHER ASSETS & LIABILITIES, NET - (7.2%)		(85,721,032)

NET ASSETS - 100.0%		$1,198,345,450

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $44,710,671 or 3.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(c)	Securities with a total aggregate market value of $117 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Consumer Discretionary - 16.0%

DISH Network Corp ‘A’ * †	3,291,538	$63,395,022
McDonald’s Corp †	1,089,800	62,194,886
News Corp ‘A’ †	5,311,850	63,689,081
Scripps Networks Interactive Inc ‘A’ †	1,564,800	57,819,360
SES SA FDR + (Luxembourg)	1,818,444	41,290,037
Target Corp †	1,086,800	50,731,824
The Home Depot Inc †	2,019,400	53,796,816
Time Warner Cable Inc †	1,029,824	44,375,116
Time Warner Inc †	2,401,300	69,109,414

		506,401,556

Consumer Staples - 14.6%

Altria Group Inc †	1,494,400	26,615,264
Kimberly-Clark Corp †	1,674,400	98,756,112
Kraft Foods Inc ‘A’	1,298,078	34,100,509
Lorillard Inc †	492,900	36,622,470
Philip Morris International Inc	2,175,500	106,033,870
The Procter & Gamble Co	522,900	30,286,368
Unilever PLC ADR † (United Kingdom)	1,970,100	56,502,468
Wal-Mart Stores Inc †	1,501,100	73,688,999

		462,606,060

Energy - 15.0%

Devon Energy Corp †	460,100	30,978,533
El Paso Corp †	7,081,400	73,080,048
Exxon Mobil Corp	1,143,800	78,476,118
Halliburton Co †	1,875,700	50,868,984
Royal Dutch Shell PLC ADR † (United Kingdom)	723,000	41,348,370
Suncor Energy Inc (Canada)	1,633,928	56,468,552
Total SA ADR (France)	1,844,780	109,321,663
Transocean Ltd * (Switzerland)	433,720	37,096,071

		477,638,339

Financials - 22.4%

American Express Co †	1,348,510	45,714,489
Bank of America Corp †	5,746,650	97,233,318
Capital One Financial Corp	817,600	29,212,848
JPMorgan Chase & Co	2,510,890	110,027,200
Loews Corp †	1,084,320	37,137,960
Marsh & McLennan Cos Inc †	2,153,419	53,254,052
State Street Corp	793,560	41,741,256
The Bank of New York Mellon Corp †	1,032,212	29,923,826
The Chubb Corp †	1,128,000	56,862,480
The PNC Financial Services Group Inc †	465,100	22,599,209
The Travelers Cos Inc †	1,806,370	88,927,595
Wells Fargo & Co †	3,455,350	97,371,763

		710,005,996

Health Care - 8.0%

Abbott Laboratories †	768,700	38,027,589
Merck & Co Inc †	1,078,200	34,103,466
Novartis AG ADR (Switzerland)	1,131,400	56,999,932
Pfizer Inc †	1,875,700	31,042,835
Roche Holding AG + (Switzerland)	228,780	36,991,131
UnitedHealth Group Inc †	1,076,660	26,959,566
WellPoint Inc *	615,100	29,131,136

		253,255,655

Industrials - 6.9%

General Electric Co	4,360,420	71,598,096
Raytheon Co †	1,072,100	51,428,637
The Boeing Co †	631,000	34,168,650
United Technologies Corp †	1,020,100	62,154,693

		219,350,076

Information Technology - 3.6%

International Business Machines Corp †	539,800	64,565,478
Microsoft Corp †	1,902,100	49,245,369

		113,810,847

Materials - 1.5%

Air Products & Chemicals Inc †	630,300	48,898,674

Telecommunication Services - 6.1%

AT&T Inc †	3,046,951	82,298,147
CenturyTel Inc †	1,221,720	41,049,792
Verizon Communications Inc †	2,366,500	71,633,955

		194,981,894

Utilities - 2.1%

Sempra Energy †	1,349,300	67,208,633

Total Common Stocks
(Cost $2,969,713,373)		3,054,157,730

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.7%

Repurchase Agreement - 3.7%

Morgan Stanley
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $118,254,033; collateralized by U.S. Cash Management Bills: 0.000% due 07/15/10 and market value $120,619,079)	$118,254,000	118,254,000

Total Short-Term Investment
(Cost $118,254,000)		118,254,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.9%
(Cost $3,087,967,373)		3,172,411,730

	Shares
SECURITIES LENDING COLLATERAL - 1.9%

Pacific Select Liquidating Trust + Ω	12,378,184	12,294,260
Sigma Liquidating Trust ¤ ж +	2,290,082	252
State Street Navigator Securities Lending PSF Portfolio	47,287,759	47,287,759

Total Securities Lending Collateral
(Cost $59,391,399)		59,582,271

TOTAL INVESTMENTS - 101.8%
(Cost $3,147,358,772)		3,231,994,001

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(58,068,906)

NET ASSETS - 100.0%		$3,173,925,095

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $90,575,680 or 2.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $252 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 124.0%

Consumer Discretionary - 12.2%

Amazon.com Inc *	105,326	$9,833,235
Big Lots Inc *	114,106	2,854,932
Brinker International Inc	42,864	674,251
Coach Inc	33,235	1,094,096
Comcast Corp ‘A’	1,340,661	22,643,764
Darden Restaurants Inc	40,610	1,386,019
DISH Network Corp ‘A’ *	295,426	5,689,905
Foot Locker Inc	37,911	453,036
Ford Motor Co *	1,105,083	7,967,648
Gentex Corp	101,449	1,435,503
Genuine Parts Co	91,865	3,496,382
Guess? Inc	79,356	2,939,346
H&R Block Inc	138,682	2,548,975
Hasbro Inc	27,948	775,557
International Game Technology	163,472	3,511,379
ITT Educational Services Inc *	28,800	3,179,808
J.C. Penney Co Inc	10,120	341,550
Johnson Controls Inc	364,448	9,315,291
KB Home	124,218	2,063,261
Kohl’s Corp *	54,701	3,120,692
Lennar Corp ‘A’	180,091	2,566,297
Lowe’s Cos Inc	84,072	1,760,468
News Corp ‘A’	112,420	1,347,916
Nike Inc ‘B’	38,065	2,462,806
RadioShack Corp	113,173	1,875,277
Signet Jewelers Ltd (NYSE) * (Bermuda)	292	7,688
Staples Inc	350,995	8,150,104
Starbucks Corp *	267,583	5,525,589
Starwood Hotels & Resorts Worldwide Inc	168,199	5,555,613
Target Corp	24,430	1,140,392
The DIRECTV Group Inc *	31,541	869,901
The Gap Inc	157,086	3,361,640
The McGraw-Hill Cos Inc	1,618	40,677
The TJX Cos Inc	59,766	2,220,307
The Walt Disney Co	675,116	18,538,685
Thor Industries Inc	76,923	2,380,767
Time Warner Cable Inc	27,911	1,202,685
Time Warner Inc	402,084	11,571,978
Urban Outfitters Inc *	64,630	1,949,887
VF Corp	60,080	4,351,594
Virgin Media Inc	5,159	71,813
Williams-Sonoma Inc	189,168	3,826,869
Yum! Brands Inc	130,451	4,404,026

		170,507,609

Consumer Staples - 11.3%

Altria Group Inc	191,070	3,402,957
BJ’s Wholesale Club Inc *	27,983	1,013,544
Brown-Forman Corp ‘B’	25,130	1,211,769
Bunge Ltd (Bermuda)	58,511	3,663,374
Costco Wholesale Corp	80,218	4,529,108
CVS Caremark Corp	262,335	9,375,853
General Mills Inc	92,140	5,931,973
Green Mountain Coffee Roasters Inc *	14,373	1,061,302
Kraft Foods Inc ‘A’	143,970	3,782,092
PepsiCo Inc	80,100	4,698,666
Philip Morris International Inc	352,475	17,179,632
Safeway Inc	145,815	2,875,472
Sara Lee Corp	895,007	9,970,378
SUPERVALU Inc	41,400	623,484
Sysco Corp	952,310	23,664,903
The Coca-Cola Co	207,609	11,148,603
The Estee Lauder Cos Inc ‘A’	33,646	1,247,594
The Kroger Co	106,780	2,203,939
The Pepsi Bottling Group Inc	10,012	364,837
The Procter & Gamble Co	331,679	19,210,848
Tyson Foods Inc ‘A’	1,008,640	12,739,123
Wal-Mart Stores Inc	261,394	12,831,831
Walgreen Co	160,010	5,995,575

		158,726,857

Energy - 15.0%

Alpha Natural Resources Inc *	11,580	406,458
Anadarko Petroleum Corp	31,980	2,006,105
Apache Corp	75,474	6,930,777
BJ Services Co	20,860	405,310
Chevron Corp	587,498	41,377,484
Concho Resources Inc *	59,884	2,174,987
ConocoPhillips	244,935	11,061,265
Continental Resources Inc *	18,873	739,255
Devon Energy Corp	103,821	6,990,268
Encore Acquisition Co *	21,682	810,907
ENSCO International Inc	8,600	365,844
EOG Resources Inc	91,978	7,681,083
Exxon Mobil Corp	683,211	46,875,107
Halliburton Co	163,427	4,432,140
Hess Corp	217,826	11,644,978
Marathon Oil Corp	105,599	3,368,608
Massey Energy Co	12,803	357,076
Murphy Oil Corp	249,916	14,387,664
Noble Corp (Switzerland)	28,925	1,097,993
Noble Energy Inc	10,889	718,238
Occidental Petroleum Corp	473,827	37,148,037
Rowan Cos Inc	24,899	574,420
Schlumberger Ltd (Netherlands)	105,480	6,286,608
Smith International Inc	16,580	475,846
Southwestern Energy Co *	37,984	1,621,157

		209,937,615

Financials - 19.6%

ACE Ltd * (Switzerland)	124,150	6,637,059
Aflac Inc	138,229	5,907,908
Alexandria Real Estate Equities Inc REIT	8,530	463,606
Allied World Assurance Co Holdings Ltd (Bermuda)	12,426	595,578
American Express Co	352,449	11,948,021
American Financial Group Inc	27,972	713,286
Ameriprise Financial Inc	17,471	634,721
Aon Corp	53,800	2,189,122
Arch Capital Group Ltd * (Bermuda)	4,820	325,543
AXIS Capital Holdings Ltd (Bermuda)	22,170	669,091
Bank of America Corp	1,026,845	17,374,217
Bank of Hawaii Corp	133,212	5,533,627
BB&T Corp	222,146	6,051,257
BlackRock Inc	46,489	10,079,745
BOK Financial Corp	50,306	2,330,174
Capital One Financial Corp	58,367	2,085,453
Citigroup Inc	2,063,791	9,988,748
Cullen/Frost Bankers Inc	60,697	3,134,393
Discover Financial Services	568,015	9,218,883
Equity Lifestyle Properties Inc REIT	7,984	341,635
Fifth Third Bancorp	37,467	379,541
Franklin Resources Inc	97,258	9,784,155
Health Care REIT Inc	82,836	3,447,634
Hospitality Properties Trust REIT	20,338	414,285
Hudson City Bancorp Inc	465,216	6,117,590
Invesco Ltd (Bermuda)	13,699	311,789
Investment Technology Group Inc *	7,980	222,802
Kimco Realty Corp REIT	57,740	752,930
Lincoln National Corp	11,770	304,961
Morgan Stanley	336,057	10,377,440
Northern Trust Corp	171,383	9,967,635
PartnerRe Ltd (Bermuda)	679	52,242
ProLogis REIT	73,630	877,670
Prudential Financial Inc	87,323	4,358,291
Public Storage REIT	76,185	5,732,159

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Rayonier Inc REIT	28,357	$1,160,085
RenaissanceRe Holdings Ltd (Bermuda)	104,331	5,713,166
Simon Property Group Inc REIT	10,741	745,748
State Street Corp	57,288	3,013,349
SunTrust Banks Inc	48,080	1,084,204
T. Rowe Price Group Inc	323,816	14,798,391
TD Ameritrade Holding Corp *	237,466	4,659,083
The Bank of New York Mellon Corp	570,014	16,524,706
The Charles Schwab Corp	599,209	11,474,852
The Chubb Corp	49,557	2,498,168
The Goldman Sachs Group Inc	137,971	25,434,954
Torchmark Corp	106,891	4,642,276
U.S. Bancorp	889,139	19,436,579
Unum Group	48,171	1,032,786
Wells Fargo & Co	444,195	12,517,415

		274,058,953

Health Care - 17.2%

Abbott Laboratories	492,357	24,356,901
Aetna Inc	100,145	2,787,035
Alexion Pharmaceuticals Inc *	8,470	377,254
AmerisourceBergen Corp	639,715	14,316,822
Amgen Inc *	352,902	21,255,287
Baxter International Inc	80,139	4,568,724
Biogen Idec Inc *	242,993	12,276,006
Boston Scientific Corp *	433,290	4,588,541
Bristol-Myers Squibb Co	318,177	7,165,346
Cardinal Health Inc	436,203	11,690,240
CareFusion Corp *	23,405	510,229
Celgene Corp *	104,485	5,840,712
Coventry Health Care Inc *	111,082	2,217,197
Covidien PLC (Ireland)	39,580	1,712,231
Forest Laboratories Inc *	63,364	1,865,436
Gilead Sciences Inc *	291,835	13,593,674
Hill-Rom Holdings Inc	131,833	2,871,323
Humana Inc *	100,170	3,736,341
Johnson & Johnson	205,857	12,534,633
Laboratory Corp of America Holdings *	63	4,139
McKesson Corp	279,046	16,617,189
Medtronic Inc	113,153	4,164,030
Merck & Co Inc	694,502	21,967,098
OSI Pharmaceuticals Inc *	68,936	2,433,441
Pfizer Inc	1,061,596	17,569,414
Schering-Plough Corp	214,043	6,046,715
Stryker Corp	134,072	6,090,891
Tenet Healthcare Corp *	872,429	5,129,883
UnitedHealth Group Inc	22,300	558,392
WellPoint Inc *	62,189	2,945,271
Wyeth	93,691	4,551,509
Zimmer Holdings Inc *	87,849	4,695,529

		241,037,433

Industrials - 11.9%

Aecom Technology Corp *	50,072	1,358,954
AGCO Corp *	231,192	6,387,835
Caterpillar Inc	47,690	2,447,928
Cooper Industries PLC ‘A’ (Ireland)	181,963	6,836,350
Crane Co	11,557	298,286
CSX Corp	37,716	1,578,792
Danaher Corp	63,200	4,254,624
Deere & Co	138,840	5,959,013
Eaton Corp	13,570	767,926
Emerson Electric Co	169,815	6,806,185
FedEx Corp	8,512	640,273
Fluor Corp	218,839	11,127,963
General Dynamics Corp	164,050	10,597,630
General Electric Co	408,780	6,712,168
Harsco Corp	64,636	2,288,761
Hubbell Inc ‘B’	2,520	105,840
Illinois Tool Works Inc	33,476	1,429,760
ITT Corp	5,454	284,426
Jacobs Engineering Group Inc *	29,835	1,370,918
Joy Global Inc	12,531	613,267
KBR Inc	477,973	11,131,991
Lincoln Electric Holdings Inc	2,899	137,557
Lockheed Martin Corp	216,499	16,904,242
Norfolk Southern Corp	245,330	10,576,176
Northrop Grumman Corp	13,576	702,558
PACCAR Inc	112,729	4,251,011
Parker-Hannifin Corp	90,801	4,707,124
Raytheon Co	149,375	7,165,519
Republic Services Inc	25,513	677,880
Snap-on Inc	16,922	588,209
Southwest Airlines Co	639,727	6,141,379
The Boeing Co	29,304	1,586,812
The Stanley Works	1,371	58,528
The Timken Co	9,734	228,068
Union Pacific Corp	117,120	6,833,952
United Technologies Corp	360,065	21,938,760
W.W. Grainger Inc	12,159	1,086,528
Waste Management Inc	3,621	107,978
WESCO International Inc *	3,025	87,120

		166,778,291

Information Technology - 25.3%

Altera Corp	123,810	2,539,343
Analog Devices Inc	141,753	3,909,548
Apple Inc *	70,143	13,002,408
Applied Materials Inc	103,070	1,381,138
Atmel Corp *	169,320	709,451
AVX Corp	46,244	551,691
Broadcom Corp ‘A’ *	443,759	13,618,964
CA Inc	3,233	71,094
Cisco Systems Inc *	936,343	22,041,514
Cognizant Technology Solutions Corp ‘A’ *	20,200	780,932
Computer Sciences Corp *	44,517	2,346,491
Corning Inc	1,905,677	29,175,915
Dell Inc *	388,564	5,929,487
eBay Inc *	380,658	8,987,335
Electronic Arts Inc *	279,572	5,325,847
Genpact Ltd * (Bermuda)	8,670	106,641
Google Inc ‘A’ *	46,885	23,247,927
Hewlett-Packard Co	637,104	30,077,680
Ingram Micro Inc ‘A’ *	205,531	3,463,197
Intel Corp	1,182,131	23,134,304
International Business Machines Corp †	197,936	23,675,125
Intersil Corp ‘A’	226,046	3,460,764
Jabil Circuit Inc	14,090	188,947
Juniper Networks Inc *	207,190	5,598,274
Lam Research Corp *	21,160	722,826
LSI Corp *	318,720	1,749,773
MasterCard Inc ‘A’	16,123	3,259,264
Microsoft Corp	1,601,699	41,467,987
Molex Inc	129,482	2,703,584
Motorola Inc	985,365	8,464,285
National Semiconductor Corp	184,881	2,638,252
NCR Corp *	67,016	926,161
NetApp Inc *	183,213	4,888,123
Oracle Corp	431,740	8,997,462
Paychex Inc	102,170	2,968,038
QUALCOMM Inc	396,625	17,840,192
salesforce.com inc *	6,740	383,708
SanDisk Corp *	54,570	1,184,169
Sun Microsystems Inc *	54,682	497,059
Tech Data Corp *	126,430	5,260,752
Texas Instruments Inc	588,220	13,934,932
Visa Inc ‘A’	120,516	8,328,861
Xerox Corp	45,900	355,266

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Xilinx Inc	121,958	$2,856,256
Yahoo! Inc *	42,621	759,080

		353,510,047

Materials - 3.9%

Cabot Corp	25,558	590,646
CF Industries Holdings Inc	3,548	305,944
Commercial Metals Co	45,883	821,306
E.I. du Pont de Nemours & Co	6,774	217,716
Eastman Chemical Co	48,731	2,609,058
Freeport-McMoRan Copper & Gold Inc	169,145	11,605,039
International Paper Co	60,424	1,343,226
MeadWestvaco Corp	72,846	1,625,194
Monsanto Co	17,392	1,346,141
Packaging Corp of America	36,003	734,461
PPG Industries Inc	48,877	2,845,130
Praxair Inc	108,812	8,888,852
Schnitzer Steel Industries Inc ‘A’	8,469	450,974
Sonoco Products Co	7,480	205,999
Terra Industries Inc	58,794	2,038,388
The Dow Chemical Co	405,504	10,571,489
United States Steel Corp	175,019	7,765,593

		53,965,156

Telecommunication Services - 3.8%

AT&T Inc	845,929	22,848,542
NII Holdings Inc *	207,752	6,228,405
Sprint Nextel Corp *	3,066,991	12,114,614
U.S. Cellular Corp *	47,893	1,871,180
Verizon Communications Inc	328,284	9,937,157

		52,999,898

Utilities - 3.8%

Edison International	74,225	2,492,476
Energen Corp	122,231	5,268,156
Entergy Corp	51,350	4,100,811
Exelon Corp	53,180	2,638,792
FPL Group Inc	53,417	2,950,221
NRG Energy Inc *	433,549	12,221,746
NV Energy Inc	209,664	2,430,006
PG&E Corp	216,349	8,759,971
PPL Corp	280,013	8,495,594
Public Service Enterprise Group Inc	110,370	3,470,033
Xcel Energy Inc	36,400	700,336

		53,528,142

Total Common Stocks
(Cost $1,530,293,549)		1,735,050,001

	Principal
	Amount
U.S. TREASURY OBLIGATIONS - 0.2%

U.S. Treasury Notes - 0.2%

2.875% due 06/30/10 ‡	$1,935,000	1,972,415

Total U.S. Treasury Obligations
(Cost $1,970,172)		1,972,415

SHORT-TERM INVESTMENTS - 1.1%

U.S. Treasury Bills - 0.1%

0.336% due 05/06/10 ‡	1,800,000	1,798,101

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $13,717,004; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $13,995,744)	$13,717,000	13,717,000

Total Short-Term Investments
(Cost $15,513,474)		15,515,101

TOTAL INVESTMENTS - 125.3%
(Cost $1,547,777,195)		1,752,537,517

TOTAL SECURITIES SOLD SHORT - (25.3%)
(See Securities Sold Short)
(Proceeds $300,804,081)		(354,144,785)

OTHER ASSETS & LIABILITIES, NET - 0.0%		472,652

NET ASSETS - 100.0%		$1,398,865,384

SECURITIES SOLD SHORT

	Shares	Value
COMMON STOCKS - 25.3%

Consumer Discretionary - 2.9%

Bed Bath & Beyond Inc	3,700	$138,898
Best Buy Co Inc	9,681	363,231
Burger King Holdings Inc	51,073	898,374
CBS Corp ‘B’	180,900	2,179,845
Central European Media Enterprises Ltd ‘A’ (Bermuda)	23,706	811,930
DeVry Inc	30,930	1,711,048
J.C. Penney Co Inc	44,820	1,512,675
Liberty Media Corp - Capital ‘A’	217,782	4,555,999
Liberty Media Corp - Entertainment ‘A’	193,357	6,015,336
Macy’s Inc	40,581	742,226
Marriott International Inc ‘A’	95,285	2,628,913
McDonald’s Corp	2,554	145,757
News Corp ‘B’	69,750	975,803
Nordstrom Inc	58,703	1,792,790
O’Reilly Automotive Inc	9,087	328,404
Omnicom Group Inc	45,700	1,688,158
Ross Stores Inc	75,226	3,593,546
Starbucks Corp	43,050	888,983
The Home Depot Inc	66,473	1,770,841
The New York Times Co ‘A’	36,340	295,081
The Sherwin-Williams Co	47,531	2,859,465
Tiffany & Co	10,853	418,166
Toll Brothers Inc	117,976	2,305,251
Weight Watchers International Inc	92,979	2,551,344

		41,172,064

Consumer Staples - 0.8%

Church & Dwight Co Inc	60,800	3,449,792
Colgate-Palmolive Co	60,866	4,642,858
Ralcorp Holdings Inc	9,044	528,803
The Hershey Co	43,128	1,675,954
Walgreen Co	9,749	365,295

		10,662,702

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Energy - 2.9%

Chesapeake Energy Corp	64,173	$1,822,513
Comstock Resources Inc	6,506	260,760
El Paso Corp	673,404	6,949,529
EXCO Resources Inc	47,949	896,167
Exterran Holdings Inc	10,102	239,821
Forest Oil Corp	110,073	2,154,129
Frontier Oil Corp	1,213	16,885
Helix Energy Solutions Group Inc	60,556	907,129
Mariner Energy Inc	2,091	29,650
Nabors Industries Ltd (Bermuda)	57,550	1,202,795
Newfield Exploration Co	74,221	3,158,846
Patterson-UTI Energy Inc	23,706	357,961
Pioneer Natural Resources Co	23,096	838,154
Plains Exploration & Production Co	230,123	6,365,202
Quicksilver Resources Inc	287,877	4,084,975
Rowan Cos Inc	32,000	738,240
SandRidge Energy Inc	136,410	1,767,874
Sunoco Inc	39,353	1,119,593
Teekay Corp	101,075	2,210,510
Tesoro Corp	58,354	874,143
Valero Energy Corp	57,045	1,106,103
XTO Energy Inc	77,570	3,205,192

		40,306,171

Financials - 4.9%

Affiliated Managers Group Inc	24,940	1,621,349
AMB Property Corp REIT	3,757	86,223
American Express Co	10,401	352,594
American National Insurance Co	12,625	1,075,650
AmeriCredit Corp	34,471	544,297
BancorpSouth Inc	8,560	208,950
Boston Properties Inc REIT	10,032	657,598
Camden Property Trust REIT	25,307	1,019,872
Capital One Financial Corp	10,489	374,772
Capitol Federal Financial	15,116	497,619
CB Richard Ellis Group Inc ‘A’	114,909	1,349,032
Charles Schwab Corp	65,030	1,245,325
Chubb Corp	13,600	685,576
Comerica Inc	60,374	1,791,297
Federated Investors Inc ‘B’	128,210	3,380,898
First Horizon National Corp	144,162	1,907,269
FirstMerit Corp	30,632	582,927
Genworth Financial Inc ‘A’	207,549	2,480,211
Greenhill & Co Inc	14,885	1,333,398
Hartford Financial Services Group Inc	84,593	2,241,715
HCP Inc REIT	71,455	2,053,617
Home Properties Inc REIT	43,670	1,881,740
Hudson City Bancorp Inc	15,816	207,980
Huntington Bancshares Inc	338,087	1,592,390
Jefferies Group Inc	88,052	2,397,656
Lazard Ltd ‘A’ (Bermuda)	92,511	3,821,629
Legg Mason Inc	116,034	3,600,535
Leucadia National Corp	37,175	918,966
Lincoln National Corp	57,544	1,490,965
Loews Corp	56,839	1,946,736
Markel Corp	13,838	4,564,049
Marshall & Ilsley Corp	44,250	357,097
MBIA Inc	14,337	111,255
MetLife Inc	37,760	1,437,523
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	20,601	283,058
Principal Financial Group Inc	25,200	690,228
ProLogis REIT	10,617	126,555
Protective Life Corp	164,920	3,532,586
Prudential Financial Inc	49,864	2,488,712
SLM Corp	337,085	2,939,381
Synovus Financial Corp	276,381	1,036,429
T. Rowe Price Group Inc	14,225	650,083
The NASDAQ OMX Group Inc	33,441	703,933
The Progressive Corp	38,580	639,656
The St. Joe Co	15,412	448,797
The Student Loan Corp	2,416	112,102
UMB Financial Corp	6,540	264,478
Vornado Realty Trust REIT	684	44,056
Washington Federal Inc	217,121	3,660,660
Zions BanCorp	38,392	689,904

		68,129,328

Health Care - 4.4%

Abraxis Bioscience Inc	3,681	133,915
AmerisourceBergen Corp	51,564	1,154,002
Becton Dickinson & Co	25,520	1,780,020
BioMarin Pharmaceutical Inc	109,547	1,980,610
CIGNA Corp	23,496	660,002
DaVita Inc	92,737	5,252,623
Dendreon Corp	103,996	2,910,848
Eli Lilly & Co	133,110	4,396,623
Forest Laboratories Inc	68,750	2,024,000
Hologic Inc	657,134	10,737,569
Inverness Medical Innovations Inc	55,040	2,131,699
Kinetic Concepts Inc	52,162	1,928,951
King Pharmaceuticals Inc	625,466	6,736,269
Perrigo Co	91,031	3,094,144
Quest Diagnostics Inc	8,210	428,480
St. Jude Medical Inc	83,277	3,248,636
United Therapeutics Corp	85,830	4,204,812
Valeant Pharmaceuticals International	16,200	454,572
VCA Antech Inc	7,292	196,082
Vertex Pharmaceuticals Inc	208,490	7,901,771

		61,355,628

Industrials - 3.6%

3M Co	38,953	2,874,731
BE Aerospace Inc	150,769	3,036,488
Dover Corp	60,465	2,343,623
FedEx Corp	17,150	1,290,023
Heartland Express Inc	78,237	1,126,613
Illinois Tool Works Inc	105,400	4,501,634
Ingersoll-Rand PLC (Ireland)	81,240	2,491,631
ITT Corp	82,112	4,282,141
Knight Transportation Inc	65,640	1,101,439
Lockheed Martin Corp	15,100	1,179,008
Owens Corning	72,645	1,630,880
Raytheon Co	103,209	4,950,936
Rockwell Automation Inc	43,270	1,843,302
Textron Inc	17,678	335,528
The Manitowoc Co Inc	277,385	2,626,836
TransDigm Group Inc	115,145	5,735,373
United Parcel Service Inc ‘B’	52,880	2,986,134
Waste Management Inc	97,154	2,897,132
Werner Enterprises Inc	57,770	1,076,255
WW Grainger Inc	30,222	2,700,638

		51,010,345

Information Technology - 3.6%

Automatic Data Processing Inc	22,080	867,744
Ciena Corp	359,988	5,860,605
Cypress Semiconductor Corp	534,012	5,516,344
EMC Corp	97,400	1,659,696
Intel Corp	206,219	4,035,706
International Rectifier Corp	128,226	2,499,125
Itron Inc	51,691	3,315,461
Linear Technology Corp	171,828	4,747,608
Maxim Integrated Products Inc	60,880	1,104,363
Microchip Technology Inc	59,800	1,584,700
Nuance Communications Inc	211,860	3,169,425
PMC-Sierra Inc	42,800	409,168
Rambus Inc	329,303	5,729,872

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
LONG/SHORT LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Rovi Corp	1,882	$63,235
SAIC Inc	57,950	1,016,443
Texas Instruments Inc	325,249	7,705,149
Visa Inc ‘A’	13,893	960,145

		50,244,789

Materials - 1.2%

Alcoa Inc	82,000	1,075,840
Eagle Materials Inc	23,757	678,975
Nalco Holding Co	35,503	727,456
Nucor Corp	148,972	7,003,174
Olin Corp	17,530	305,723
OM Group Inc	56,261	1,709,772
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	23,372	2,111,427
Valhi Inc	267	3,236
Valspar Corp	39,200	1,078,392
Weyerhaeuser Co	65,345	2,394,894

		17,088,889

Telecommunication Services - 0.3%

SBA Communications Corp ‘A’	168,383	4,551,392

Utilities - 0.7%

Allegheny Energy Inc	21,500	570,180
American Water Works Co Inc	75,237	1,500,226
Consolidated Edison Inc	51,036	2,089,414
Constellation Energy Group Inc	31,685	1,025,643
Dominion Resources Inc	43,960	1,516,620
ONEOK Inc	22,612	828,051
Progress Energy Inc	53,593	2,093,343

		9,623,477

Total Common Stocks
(Proceeds $300,804,081)		354,144,785

TOTAL SECURITIES SOLD SHORT - 25.3%
(Proceeds $300,804,081)		$354,144,785

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Open futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P 500 (12/09)	22	$5,687,339	$103,611
S&P 500 E-MINI (12/09)	300	15,558,765	234,735

			$338,346

(c)	As of September 30, 2009, securities with a total aggregate market value of $2,588,086 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 10.3%

Advance Auto Parts Inc †	258,493	$10,153,605
Best Buy Co Inc †	352,300	13,218,296
GameStop Corp ‘A’ * †	523,800	13,864,986
Grupo Televisa SA ADR † (Mexico)	343,111	6,378,434
H&R Block Inc	343,300	6,309,854
Lowe’s Cos Inc	759,794	15,910,086
McDonald’s Corp	393,000	22,428,510
The McGraw-Hill Cos Inc †	740,800	18,623,712
The Washington Post Co ‘B’	18,800	8,799,904
Time Warner Cable Inc †	381,417	16,435,259

		132,122,646

Consumer Staples - 10.6%

Colgate-Palmolive Co †	234,900	17,918,172
General Mills Inc	479,000	30,838,020
Mead Johnson Nutrition Co ‘A’ †	98,800	4,456,868
Philip Morris International Inc	1,074,300	52,361,382
Unilever NV ‘NY’ (Netherlands)	465,500	13,434,330
Wal-Mart Stores Inc	345,400	16,955,686

		135,964,458

Energy - 11.2%

Chevron Corp †	361,147	25,435,583
Enterprise Products Partners LP †	420,094	11,897,062
Exxon Mobil Corp †	660,068	45,287,266
Murphy Oil Corp †	174,700	10,057,479
Occidental Petroleum Corp	334,507	26,225,349
Plains All American Pipeline LP	186,500	8,633,085
Schlumberger Ltd † (Netherlands)	284,900	16,980,040

		144,515,864

Financials - 13.8%

American Express Co †	506,900	17,183,910
Bank of America Corp †	1,269,623	21,482,021
Citigroup Inc	2,430,300	11,762,652
Discover Financial Services †	419,650	6,810,920
Janus Capital Group Inc †	79,100	1,121,638
JPMorgan Chase & Co	524,692	22,992,003
Leucadia National Corp * †	281,600	6,961,152
Lincoln National Corp †	535,900	13,885,169
Regions Financial Corp	924,300	5,739,903
State Street Corp	499,300	26,263,180
Teton Advisors Inc * ж	52	182
The Chubb Corp †	413,700	20,854,617
The Travelers Cos Inc †	287,987	14,177,600
U.S. Bancorp †	385,000	8,416,100

		177,651,047

Health Care - 13.3%

Abbott Laboratories	487,800	24,131,466
Amgen Inc * †	365,100	21,989,973
Celgene Corp * †	430,500	24,064,950
Cephalon Inc * †	120,100	6,994,624
Laboratory Corp of America Holdings * †	169,200	11,116,440
Medco Health Solutions Inc * †	373,166	20,639,811
Merck & Co Inc †	1,253,700	39,654,531
St. Jude Medical Inc * †	324,900	12,674,349
WellPoint Inc * †	225,200	10,665,472

		171,931,616

Industrials - 11.1%

General Electric Co	1,439,800	23,641,516
KBR Inc †	587,600	13,685,204
Precision Castparts Corp †	152,500	15,535,175
Republic Services Inc †	898,002	23,859,913
Tyco International Ltd † (Switzerland)	825,250	28,454,620
Union Pacific Corp †	223,800	13,058,730
United Parcel Service Inc ‘B’ †	232,300	13,117,981
United Technologies Corp	196,700	11,984,931

		143,338,070

Information Technology - 16.8%

Accenture PLC ‘A’ (Ireland)	171,400	6,388,078
Adobe Systems Inc * †	331,500	10,952,760
Apple Inc *	201,500	37,352,055
Check Point Software Technologies Ltd * † (Israel)	387,100	10,974,285
eBay Inc *	828,300	19,556,163
Fiserv Inc * †	18,400	886,880
Google Inc ‘A’ *	42,300	20,974,455
Hewitt Associates Inc ‘A’ * †	234,100	8,528,263
MasterCard Inc ‘A’ †	88,300	17,849,845
Microsoft Corp †	1,448,900	37,512,021
QUALCOMM Inc	353,700	15,909,426
Texas Instruments Inc †	490,900	11,629,421
The Western Union Co †	587,200	11,109,824
Xilinx Inc †	277,700	6,503,734

		216,127,210

Materials - 3.2%

CF Industries Holdings Inc	13,400	1,155,482
Monsanto Co †	156,800	12,136,320
Praxair Inc †	207,200	16,926,168
Sealed Air Corp †	568,000	11,149,840

		41,367,810

Telecommunication Services - 1.5%

America Movil SAB de CV ‘L’ ADR (Mexico)	443,000	19,416,690

Utilities - 3.7%

Public Service Enterprise Group Inc †	577,100	18,144,024
The AES Corp * †	1,972,200	29,228,004

		47,372,028

Total Common Stocks (Cost $1,123,311,492)		1,229,807,439

EXCHANGE-TRADED FUND - 0.5%

Standard & Poor’s Depository Receipts Trust 1 †	60,700	6,407,492

Total Exchange-Traded Fund (Cost $6,514,719)		6,407,492

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $43,215,012; collateralized by Federal Home Loan Bank: 0.000% due 11/27/09 and market value $44,080,000)	$43,215,000	$43,215,000

Total Short-Term Investment (Cost $43,215,000)		43,215,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.3% (Cost $1,173,041,211)		1,279,429,931

	Shares
SECURITIES LENDING COLLATERAL - 4.4%

Pacific Select Liquidating Trust † Ω	38,045,763	37,787,813
Sigma Liquidating Trust ¤ ж †	2,437,663	268
State Street Navigator Securities Lending PSF Portfolio	19,135,495	19,135,495

Total Securities Lending Collateral (Cost $56,336,911)		56,923,576

TOTAL INVESTMENTS - 103.7% (Cost $1,229,378,122)		1,336,353,507

OTHER ASSETS & LIABILITIES, NET - (3.7%)		(48,141,947)

NET ASSETS - 100.0%		$1,288,211,560

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $37,788,081 or 2.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $268 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Consumer Discretionary - 14.7%

American Eagle Outfitters Inc †	1,088,500	$18,352,110
Burger King Holdings Inc †	1,481,800	26,064,862
Family Dollar Stores Inc	920,300	24,295,920
Genuine Parts Co †	640,600	24,381,236
J.C. Penney Co Inc †	1,210,900	40,867,875
Leggett & Platt Inc †	1,529,550	29,673,270
Mattel Inc †	2,362,300	43,608,058
Starbucks Corp * †	1,247,100	25,752,615
Viacom Inc ‘B’ *	1,382,600	38,768,104

		271,764,050

Consumer Staples - 7.5%

Avon Products Inc †	533,300	18,110,868
Campbell Soup Co †	722,929	23,581,944
McCormick & Co Inc †	985,100	33,434,294
Molson Coors Brewing Co ‘B’ †	812,000	39,528,160
Sara Lee Corp †	1,785,500	19,890,470
The J.M. Smucker Co †	63,700	3,376,737

		137,922,473

Energy - 7.0%

Holly Corp †	1,470,700	37,679,334
Massey Energy Co †	463,600	12,929,804
Patterson-UTI Energy Inc †	1,413,000	21,336,300
The Williams Cos Inc †	1,636,400	29,242,468
Tidewater Inc †	409,500	19,283,355
Valero Energy Corp †	451,900	8,762,341

		129,233,602

Financials - 12.6%

Ameriprise Financial Inc	1,162,900	42,248,157
City National Corp †	481,867	18,759,083
Fifth Third Bancorp	652,400	6,608,812
Hudson City Bancorp Inc †	1,307,500	17,193,625
Marsh & McLennan Cos Inc †	789,100	19,514,443
Northern Trust Corp †	275,800	16,040,528
PartnerRe Ltd (Bermuda)	271,900	20,919,986
Public Storage REIT †	372,500	28,026,900
RenaissanceRe Holdings Ltd (Bermuda)	512,200	28,048,072
The St. Joe Co * †	923,400	26,889,408
UDR Inc REIT †	593,126	9,335,803

		233,584,817

Health Care - 11.9%

CareFusion Corp * †	708,450	15,444,210
Hospira Inc * †	1,302,500	58,091,500
Life Technologies Corp * †	645,606	30,052,959
Omnicare Inc †	1,209,717	27,242,827
Patterson Cos Inc *	385,400	10,502,150
Talecris Biotherapeutics Holdings Corp	505,100	9,596,900
Warner Chilcott PLC ‘A’ * † (Ireland)	1,502,141	32,476,289
Zimmer Holdings Inc *	701,000	37,468,450

		220,875,285

Industrials - 13.8%

Cintas Corp †	827,479	25,080,888
Corrections Corp of America * †	1,644,500	37,247,925
Covanta Holding Corp *	1,698,000	28,866,000
Dover Corp †	1,065,200	41,287,152
Foster Wheeler AG * (Switzerland)	844,700	26,954,377
Parker-Hannifin Corp †	529,400	27,444,096
Republic Services Inc †	1,558,900	41,419,973
Spirit AeroSystems Holdings Inc ‘A’ * †	1,447,200	26,136,432

		254,436,843

Information Technology - 15.9%

Agilent Technologies Inc * †	1,110,200	30,896,866
Analog Devices Inc †	830,595	22,907,810
BMC Software Inc * †	498,600	18,712,458
DST Systems Inc * †	403,200	18,063,360
Fidelity National Information Services Inc †	955,500	24,374,805
Ingram Micro Inc ‘A’ * †	2,500,600	42,135,110
Juniper Networks Inc * †	767,800	20,745,956
Lam Research Corp * †	436,500	14,910,840
NetApp Inc * †	635,000	16,941,800
NeuStar Inc ‘A’ * †	792,774	17,916,692
Symantec Corp * †	2,486,100	40,946,067
VeriSign Inc * †	1,037,000	24,566,530

		293,118,294

Materials - 10.5%

Air Products & Chemicals Inc †	383,800	29,775,204
Ball Corp †	1,088,900	53,573,880
Bemis Co Inc †	896,400	23,225,724
Cliffs Natural Resources Inc †	579,600	18,755,856
Compass Minerals International Inc †	107,012	6,594,079
Packaging Corp of America	1,861,400	37,972,560
RPM International Inc †	1,276,928	23,610,399

		193,507,702

Utilities - 3.7%

American Electric Power Co Inc	1,181,200	36,605,388
Energen Corp	719,868	31,026,311

		67,631,699

Total Common Stocks
(Cost $1,559,915,446)		1,802,074,765

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $35,537,010; collateralized by Fannie Mae: 3.000% - 4.125% due 01/13/14 - 04/15/14 and market value $36,250,148)	$35,537,000	35,537,000

Total Short-Term Investment
(Cost $35,537,000)		35,537,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.5%
(Cost $1,595,452,446)		1,837,611,765

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 6.3%

Pacific Select Liquidating Trust + Ω	59,744,803	$59,339,733
Sigma Liquidating Trust ¤ ж +	10,141,691	1,116
State Street Navigator Securities Lending PSF Portfolio	56,620,857	56,620,857

Total Securities Lending Collateral
(Cost $115,040,441)		115,961,706

TOTAL INVESTMENTS - 105.8%
(Cost $1,710,492,887)		1,953,573,471

OTHER ASSETS & LIABILITIES, NET - (5.8%)		(107,063,139)

NET ASSETS - 100.0%		$1,846,510,332

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $59,340,849 or 3.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $1,116 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%

Health Care - 0.4%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * ж +	367,342	$4,408,104

Total Convertible Preferred Stocks
(Cost $4,408,104)		4,408,104

COMMON STOCKS - 96.4%

Consumer Discretionary - 29.5%

Abercrombie & Fitch Co ‘A’ †	400,882	13,181,000
Ctrip.com International Ltd ADR * (Cayman)	656,699	38,607,334
Discovery Communications Inc ‘C’ *	480,225	12,500,257
Gafisa SA ADR † (Brazil)	524,436	15,921,877
Groupe Aeroplan Inc † (Canada)	1,420,989	13,139,486
Las Vegas Sands Corp * †	957,360	16,121,942
Li & Fung Ltd + (Bermuda)	10,336,000	41,411,417
Mohawk Industries Inc * †	151,018	7,202,049
Morningstar Inc * †	450,646	21,883,370
Netflix Inc * †	181,170	8,364,619
New Oriental Education & Technology Group Inc ADR * (Cayman)	266,726	21,458,107
NVR Inc * †	26,721	17,031,164
priceline.com Inc * †	232,478	38,549,502
Sears Holdings Corp * †	144,193	9,417,245
Starbucks Corp * †	869,359	17,952,263
Strayer Education Inc †	61,134	13,307,649
Wynn Resorts Ltd *	514,163	36,449,015

		342,498,296

Energy - 7.6%

Petrohawk Energy Corp *	385,041	9,321,843
Range Resources Corp †	660,157	32,585,349
Ultra Petroleum Corp * † (Canada)	952,583	46,638,464

		88,545,656

Financials - 8.2%

Brookfield Asset Management Inc ‘A’ (Canada)	604,043	13,717,817
Calamos Asset Management Inc ‘A’ †	687,823	8,982,968
Greenhill & Co Inc †	200,042	17,919,762
IntercontinentalExchange Inc * †	183,260	17,811,039
Leucadia National Corp * †	1,103,379	27,275,529
Moody’s Corp †	304,535	6,230,786
MSCI Inc ‘A’ *	105,325	3,119,727

		95,057,628

Health Care - 10.6%

Allergan Inc †	267,857	15,203,563
Gen-Probe Inc * †	432,830	17,936,475
Illumina Inc * †	941,773	40,025,353
Intuitive Surgical Inc * †	58,718	15,398,796
Mindray Medical International Ltd ADR † (Cayman)	346,614	11,313,481
Techne Corp	380,431	23,795,959

		123,673,627

Industrials - 9.4%

Aecom Technology Corp *	395,598	10,736,530
C.H. Robinson Worldwide Inc †	386,527	22,321,934
Covanta Holding Corp *	638,792	10,859,464
Expeditors International of Washington Inc †	806,387	28,344,503
IHS Inc ‘A’ * †	341,592	17,465,599
Monster Worldwide Inc * †	568,345	9,934,671
The Corporate Executive Board Co †	403,978	10,059,052

		109,721,753

Information Technology - 22.5%

Akamai Technologies Inc * †	911,105	17,930,546
Alibaba.com Ltd † + (Cayman)	10,136,800	23,480,735
Autodesk Inc * †	689,149	16,401,746
Baidu Inc ADR * (Cayman)	112,349	43,934,077
BYD Co Ltd ‘H” + (China)	1,991,500	16,348,464
Equinix Inc * †	149,859	13,787,028
Palm Inc * †	1,390,023	24,228,101
Redecard SA (Brazil)	1,608,686	24,744,126
Rovi Corp *	234,294	7,872,278
salesforce.com inc * †	580,354	33,039,553
Tencent Holdings Ltd + (Cayman)	923,500	14,988,246
Teradata Corp *	877,862	24,158,762

		260,913,662

Materials - 6.8%

Intrepid Potash Inc * †	521,080	12,292,277
Martin Marietta Materials Inc	286,616	26,388,735
Nalco Holding Co	936,010	19,178,845
Rockwood Holdings Inc * †	679,412	13,975,505
Texas Industries Inc †	179,287	7,528,261

		79,363,623

Telecommunication Services - 1.8%

Millicom International Cellular SA * (Luxembourg)	113,595	8,262,900
NII Holdings Inc *	420,342	12,601,853

		20,864,753

Total Common Stocks
(Cost $1,137,806,627)		1,120,638,998

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.4%

Repurchase Agreement - 3.4%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $40,057,011; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $40,861,800)	$40,057,000	40,057,000

Total Short-Term Investment
(Cost $40,057,000)		40,057,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.2%
(Cost $1,182,271,731)		1,165,104,102

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.2%

Pacific Select Liquidating Trust + Ω	101,526,595	$100,838,245
Sigma Liquidating Trust ¤ ж +	3,622,971	399
State Street Navigator Securities Lending PSF Portfolio	41,379,627	41,379,627

Total Securities Lending Collateral
(Cost $140,652,731)		142,218,271

TOTAL INVESTMENTS - 112.4%
(Cost $1,322,924,462)		1,307,322,373

OTHER ASSETS & LIABILITIES, NET - (12.4%)		(144,548,150)

NET ASSETS - 100.0%		$1,162,774,223

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $201,475,610 or 17.3% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $399 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	2.6% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 13.9%

AnnTaylor Stores Corp *	429,200	$6,819,988
Autoliv Inc	115,700	3,887,520
Bally Technologies Inc *	139,400	5,348,778
Burger King Holdings Inc	209,750	3,689,502
Cablevision Systems Corp ‘A’	605,870	14,389,412
Cooper Tire & Rubber Co	365,200	6,420,216
Darden Restaurants Inc	157,000	5,358,410
Expedia Inc *	192,700	4,615,165
Federal Mogul Corp *	356,173	4,299,008
H&R Block Inc	374,360	6,880,737
Limited Brands Inc	106,030	1,801,450
Macy’s Inc	591,030	10,809,939
Mattel Inc	548,010	10,116,265
Saks Inc *	878,600	5,992,052
Scientific Games Corp ‘A’ *	448,003	7,091,887
The Gap Inc	573,160	12,265,624
The Interpublic Group of Cos Inc *	1,124,300	8,454,736
The Sherwin-Williams Co	163,110	9,812,698
Viacom Inc ‘B’ *	523,850	14,688,754

		142,742,141

Consumer Staples - 6.9%

Constellation Brands Inc ‘A’ *	373,880	5,664,282
Del Monte Foods Co	1,095,850	12,689,943
Molson Coors Brewing Co ‘B’	215,490	10,490,053
Safeway Inc	727,230	14,340,976
The Estee Lauder Cos Inc ‘A’	231,700	8,591,436
The J.M. Smucker Co	162,490	8,613,595
The Kroger Co	509,160	10,509,062

		70,899,347

Energy - 9.1%

Cimarex Energy Co	274,000	11,869,680
CONSOL Energy Inc	287,900	12,987,169
Newfield Exploration Co *	362,839	15,442,428
Noble Corp (Switzerland)	291,480	11,064,581
Plains Exploration & Production Co *	519,940	14,381,540
Southwestern Energy Co *	153,870	6,567,172
Weatherford International Ltd * (Switzerland)	436,580	9,050,303
Whiting Petroleum Corp *	206,500	11,890,270

		93,253,143

Financials - 24.5%

Alexandria Real Estate Equities Inc REIT	150,900	8,201,415
Astoria Financial Corp	748,800	8,266,752
AXIS Capital Holdings Ltd (Bermuda)	338,190	10,206,574
Chimera Investment Corp REIT	3,953,900	15,103,898
City National Corp	176,760	6,881,267
Fifth Third Bancorp	819,000	8,296,470
Forestar Group Inc *	381,000	6,545,580
HCC Insurance Holdings Inc	496,210	13,571,343
Invesco Ltd (Bermuda)	544,210	12,386,220
KeyCorp	2,310,500	15,018,250
Lincoln National Corp	236,940	6,139,115
MFA Financial Inc REIT	1,667,000	13,269,320
Morgan Stanley	288,060	8,895,293
NYSE Euronext	418,800	12,099,132
People’s United Financial Inc	602,270	9,371,321
PHH Corp *	736,287	14,607,934
Redwood Trust Inc REIT	160,700	2,490,850
RenaissanceRe Holdings Ltd (Bermuda)	227,510	12,458,448
SLM Corp *	598,800	5,221,536
TD Ameritrade Holding Corp *	425,400	8,346,348
The Hanover Insurance Group Inc	392,490	16,221,612
The Travelers Cos Inc	137,070	6,747,956
W.R. Berkley Corp	445,200	11,254,656
XL Capital Ltd ‘A’ (Cayman)	577,050	10,075,293
Zions Bancorp	576,750	10,364,197

		252,040,780

Health Care - 4.7%

DaVita Inc *	87,860	4,976,390
Hologic Inc *	292,940	4,786,640
MEDNAX Inc *	152,800	8,391,776
The Cooper Cos Inc	277,860	8,260,778
Thermo Fisher Scientific Inc *	107,900	4,711,993
Universal Health Services Inc ‘B’	117,900	7,301,547
WellPoint Inc *	213,400	10,106,624

		48,535,748

Industrials - 11.1%

AGCO Corp *	299,000	8,261,370
Corrections Corp of America *	384,251	8,703,285
Danaher Corp	178,910	12,044,221
Eaton Corp	147,200	8,330,048
Honeywell International Inc	180,480	6,704,832
L-3 Communications Holdings Inc	98,100	7,879,392
Navistar International Corp *	112,300	4,202,266
Orbital Sciences Corp *	537,360	8,044,279
Parker-Hannifin Corp	145,670	7,551,533
Republic Services Inc	404,970	10,760,053
Textron Inc	447,800	8,499,244
The Dun & Bradstreet Corp	105,000	7,908,600
The Stanley Works	207,300	8,849,637
Union Pacific Corp	113,760	6,637,896

		114,376,656

Information Technology - 9.1%

Amdocs Ltd (United Kingdom)	255,860	6,877,517
Anixter International Inc *	254,740	10,217,622
eBay Inc *	129,700	3,062,217
Fidelity National Information Services Inc	559,170	14,264,427
Micron Technology Inc *	1,028,530	8,433,946
Novell Inc *	1,378,100	6,215,231
ON Semiconductor Corp *	828,600	6,835,950
Paychex Inc	116,900	3,395,945
Symantec Corp *	309,300	5,094,171
Tech Data Corp *	175,800	7,315,038
Tyco Electronics Ltd (Switzerland)	380,740	8,482,887
Xerox Corp	719,060	5,565,524
Yahoo! Inc *	466,400	8,306,584

		94,067,059

Materials - 7.4%

Albemarle Corp	374,610	12,961,506
Carpenter Technology Corp	388,600	9,089,354
Compass Minerals International Inc	64,200	3,956,004
FMC Corp	192,910	10,851,187
Freeport-McMoRan Copper & Gold Inc	35,870	2,461,041
Owens-Illinois Inc *	286,730	10,580,337
Pactiv Corp *	217,470	5,665,094
Reliance Steel & Aluminum Co	182,150	7,752,304
United States Steel Corp	113,000	5,013,810
Weyerhaeuser Co	224,650	8,233,422

		76,564,059

Utilities - 9.9%

American Electric Power Co Inc	299,760	9,289,562
CMS Energy Corp	906,450	12,146,430
Entergy Corp	140,300	11,204,358
EQT Corp	224,590	9,567,534
Northeast Utilities	528,990	12,558,223
NRG Energy Inc *	422,410	11,907,738
PG&E Corp	307,640	12,456,344

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Questar Corp	313,750	$11,784,450
Wisconsin Energy Corp	241,990	10,930,688

		101,845,327

Total Common Stocks
(Cost $846,493,799)		994,324,260

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.9%

Repurchase Agreement - 2.9%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Date 09/30/09, repurchase price of $30,024,008; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $30,627,375)	$30,024,000	30,024,000

Total Short-Term Investment
(Cost $30,024,000)		30,024,000

TOTAL INVESTMENTS - 99.5%
(Cost $876,517,799)		1,024,348,260

OTHER ASSETS & LIABILITIES, NET - 0.5%		5,147,905

NET ASSETS - 100.0%		$1,029,496,165

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.9%

Consumer Discretionary - 9.9%

Aaron’s Inc †	190,866	$5,038,862
Autoliv Inc †	149,100	5,009,760
Best Buy Co Inc †	74,752	2,804,695
Hanesbrands Inc * †	298,275	6,383,085
International Speedway Corp ‘A’ †	213,425	5,884,127
Jarden Corp †	169,175	4,748,742
John Wiley & Sons Inc ‘A’ †	119,125	4,143,168
Mattel Inc †	125,475	2,316,269
Omnicom Group Inc †	116,400	4,299,816
Phillips-Van Heusen Corp †	278,516	11,917,700
Regal Entertainment Group ‘A’ †	356,800	4,395,776
Regis Corp †	306,525	4,751,137
Wendy’s/Arby’s Group Inc ‘A’ †	589,152	2,786,689
Wolverine World Wide Inc †	179,125	4,449,465

		68,929,291

Consumer Staples - 3.3%

Archer-Daniels-Midland Co	128,254	3,747,582
BJ’s Wholesale Club Inc * †	143,950	5,213,869
ConAgra Foods Inc †	112,300	2,434,664
Energizer Holdings Inc * †	64,139	4,254,981
Ralcorp Holdings Inc *	90,461	5,289,255
The J.M. Smucker Co †	42,750	2,266,177

		23,206,528

Energy - 6.6%

Arena Resources Inc * †	138,550	4,918,525
Concho Resources Inc * †	150,400	5,462,528
Dresser-Rand Group Inc *	110,980	3,448,149
Key Energy Services Inc * †	444,750	3,869,325
Oil States International Inc * †	145,025	5,094,728
Patterson-UTI Energy Inc †	244,275	3,688,553
Petrohawk Energy Corp * †	108,450	2,625,575
PetroQuest Energy Inc * †	370,975	2,407,628
SandRidge Energy Inc * †	339,289	4,397,185
Superior Energy Services Inc * †	187,222	4,216,239
Unit Corp * †	115,375	4,759,219
Vantage Drilling Co * † (Cayman)	683,975	1,251,674

		46,139,328

Financials - 24.5%

ACE Ltd * (Switzerland)	141,250	7,551,225
Annaly Capital Management Inc REIT †	455,000	8,253,700
Apollo Investment Corp †	1,112,700	10,626,285
Aspen Insurance Holdings Ltd † (Bermuda)	159,200	4,214,024
Assured Guaranty Ltd † (Bermuda)	177,525	3,447,536
BancorpSouth Inc †	256,800	6,268,488
Chimera Investment Corp REIT †	1,758,550	6,717,661
Cullen/Frost Bankers Inc †	198,825	10,267,323
Danvers Bancorp Inc †	174,900	2,376,891
DiamondRock Hospitality Co REIT *	79,000	639,900
FBR Capital Markets Corp * †	303,775	1,801,386
Fifth Street Finance Corp †	252,475	2,759,552
Fifth Third Bancorp †	315,700	3,198,041
First Cash Financial Services Inc * †	415,091	7,110,509
First Horizon National Corp *	1	13
FirstMerit Corp †	188,210	3,581,636
HCC Insurance Holdings Inc †	420,303	11,495,287
Jones Lang LaSalle Inc †	85,750	4,061,977
LaSalle Hotel Properties REIT	186,875	3,673,962
MF Global Ltd * (Bermuda)	330,150	2,400,191
MFA Financial Inc REIT †	1,149,225	9,147,831
New York Community Bancorp Inc †	172,475	1,969,665
People’s United Financial Inc †	205,701	3,200,708
PrivateBancorp Inc †	193,225	4,726,283
Prosperity Bancshares Inc †	354,889	12,346,588
Reinsurance Group of America Inc †	71,050	3,168,830
TD Ameritrade Holding Corp * †	249,196	4,889,226
The Hanover Insurance Group Inc	211,450	8,739,228
Validus Holdings Ltd † (Bermuda)	262,503	6,772,577
Waddell & Reed Financial Inc ‘A’	145,575	4,141,609
Washington Federal Inc †	360,900	6,084,774
Willis Group Holdings Ltd (Bermuda)	178,827	5,046,498

		170,679,404

Health Care - 7.7%

Becton Dickinson & Co	26,975	1,881,506
C.R. Bard Inc †	19,575	1,538,791
DaVita Inc * †	133,332	7,551,924
MEDNAX Inc *	126,250	6,933,650
Mettler-Toledo International Inc * †	20,800	1,884,272
Patterson Cos Inc * †	318,925	8,690,706
Teleflex Inc	162,535	7,852,066
Thermo Fisher Scientific Inc * †	103,725	4,529,671
West Pharmaceutical Services Inc †	79,900	3,244,739
Zimmer Holdings Inc * †	118,500	6,333,825
ZOLL Medical Corp * †	151,175	3,253,286

		53,694,436

Industrials - 16.1%

A.O. Smith Corp †	157,650	6,006,465
Actuant Corp ‘A’ †	530,875	8,525,852
Alliant Techsystems Inc * †	41,511	3,231,631
Avery Dennison Corp †	102,075	3,675,721
Bucyrus International Inc †	142,950	5,091,879
Equifax Inc †	80,325	2,340,671
General Cable Corp * †	200,446	7,847,461
GrafTech International Ltd * †	324,800	4,774,560
Hexcel Corp * †	118,575	1,356,498
Kaydon Corp †	148,200	4,804,644
Landstar System Inc †	150,175	5,715,660
Lincoln Electric Holdings Inc †	199,417	9,462,337
Lindsay Corp †	82,450	3,246,881
McDermott International Inc † (Panama)	75,645	1,911,549
Nordson Corp †	58,955	3,306,786
Robbins & Myers Inc †	204,080	4,791,798
RR Donnelley & Sons Co †	230,775	4,906,277
SPX Corp †	29,500	1,807,465
TransDigm Group Inc * †	81,575	4,063,251
Valmont Industries Inc †	22,950	1,954,881
Waste Connections Inc *	524,190	15,128,123
Watson Wyatt Worldwide Inc ‘A’ †	194,325	8,464,797

		112,415,187

Information Technology - 13.6%

Amdocs Ltd (United Kingdom)	190,469	5,119,806
CACI International Inc ‘A’ * †	121,325	5,735,033
CommScope Inc * †	115,175	3,447,188
FactSet Research Systems Inc	20,450	1,354,608
Fiserv Inc *	47,605	2,294,561
MICROS Systems Inc * †	242,190	7,311,716
Microsemi Corp * †	155,350	2,452,976
NICE Systems Ltd ADR * (Israel)	402,982	12,266,772
Nuance Communications Inc * †	437,850	6,550,236
QLogic Corp * †	530,225	9,119,870
RF Micro Devices Inc * †	626,225	3,400,402
Skyworks Solutions Inc * †	258,000	3,415,920
SRA International Inc ‘A’ * †	185,800	4,011,422
Sybase Inc * †	345,450	13,438,005
TriQuint Semiconductor Inc * †	391,275	3,020,643
Tyler Technologies Inc * †	191,075	3,265,472
Varian Semiconductor Equipment Associates Inc * †	272,600	8,952,184

		95,156,814

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Materials - 9.6%

Airgas Inc †	152,050	$7,354,658
Albemarle Corp †	117,666	4,071,244
Cabot Corp	199,725	4,615,645
Celanese Corp ‘A’ †	168,250	4,206,250
Coeur d’Alene Mines Corp * †	95,300	1,953,650
FMC Corp †	72,850	4,097,813
Louisiana-Pacific Corp * †	230,025	1,534,267
Owens-Illinois Inc *	246,875	9,109,687
Packaging Corp of America	221,425	4,517,070
Pactiv Corp * †	111,779	2,911,843
Sensient Technologies Corp †	146,125	4,057,891
The Scotts Miracle-Gro Co ‘A’ †	187,950	8,072,452
Thompson Creek Metals Co Inc * (Canada)	494,450	5,968,012
Walter Energy Inc †	68,950	4,141,137

		66,611,619

Telecommunication Services - 2.0%

Syniverse Holdings Inc *	799,525	13,991,688

Utilities - 0.6%

Calpine Corp * †	356,596	4,107,986

Total Common Stocks
(Cost $577,630,690)		654,932,281

EXCHANGE-TRADED FUNDS - 4.9%

iShares Russell 2000 Value Index Fund †	385,225	21,776,769
iShares Russell Midcap Value Index Fund †	349,050	12,363,351

Total Exchange-Traded Funds
(Cost $30,779,660)		34,140,120

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $10,412,003; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $10,623,888)	$10,412,000	10,412,000

Total Short-Term Investment
(Cost $10,412,000)		10,412,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.3%
(Cost $618,822,350)		699,484,401

	Shares
SECURITIES LENDING COLLATERAL - 9.4%

Pacific Select Liquidating Trust + Ω	34,651,441	34,416,504
Sigma Liquidating Trust ¤ ж +	2,699,215	297
State Street Navigator Securities Lending PSF Portfolio	30,813,973	30,813,973

Total Securities Lending Collateral
(Cost $64,696,449)		65,230,774

TOTAL INVESTMENTS - 109.7%
(Cost $683,518,799)		764,715,175

OTHER ASSETS & LIABILITIES, NET - (9.7%)		(67,522,749)

NET ASSETS - 100.0%		$697,192,426

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $34,416,801 or 4.9% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $297 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	1.2% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Consumer Discretionary - 17.0%

Aeropostale Inc * †	123,240	$5,357,243
American Public Education Inc * †	147,215	5,114,249
AnnTaylor Stores Corp * †	254,800	4,048,772
Chico’s FAS Inc * †	351,580	4,570,540
Choice Hotels International Inc †	135,700	4,214,842
Coldwater Creek Inc * †	467,200	3,831,040
Corinthian Colleges Inc * †	166,930	3,098,221
Gaylord Entertainment Co * †	199,300	4,005,930
Iconix Brand Group Inc * †	335,805	4,187,488
Interval Leisure Group Inc * †	253,100	3,158,688
J.Crew Group Inc * †	133,965	4,798,626
Life Time Fitness Inc * †	209,360	5,872,548
LKQ Corp * †	354,505	6,572,523
McCormick & Schmick’s Seafood Restaurants Inc * †	258,400	1,922,496
Netflix Inc * †	46,970	2,168,605
Penn National Gaming Inc * †	216,055	5,976,081
Phillips-Van Heusen Corp †	32,400	1,386,396
Shutterfly Inc * †	230,200	3,828,226
The Cheesecake Factory Inc * †	249,000	4,611,480
The Children’s Place Retail Stores Inc * †	131,300	3,933,748
Tupperware Brands Corp	164,435	6,564,245
Williams-Sonoma Inc †	214,700	4,343,381
WMS Industries Inc * †	140,500	6,260,680

		99,826,048

Consumer Staples - 2.7%

Central European Distribution Corp * †	162,970	5,338,897
Flowers Foods Inc †	233,330	6,134,246
The Hain Celestial Group Inc * †	240,600	4,612,302

		16,085,445

Energy - 4.3%

Acergy SA ADR † (Luxembourg)	352,510	4,452,201
Concho Resources Inc * †	131,405	4,772,630
Dril-Quip Inc * †	72,745	3,611,062
Mariner Energy Inc * †	305,055	4,325,680
Patriot Coal Corp * †	372,000	4,374,720
Quicksilver Resources Inc * †	252,100	3,577,299

		25,113,592

Financials - 4.4%

Boston Private Financial Holdings Inc †	236,390	1,538,899
Brookline Bancorp Inc †	423,510	4,116,517
Columbia Banking System Inc †	141,800	2,346,790
Investment Technology Group Inc *	111,195	3,104,564
Lazard Ltd ‘A’ † (Bermuda)	153,860	6,355,957
Ocwen Financial Corp * †	319,600	3,617,872
Platinum Underwriters Holdings Ltd † (Bermuda)	82,870	2,970,061
Western Alliance Bancorp * †	317,200	2,001,532

		26,052,192

Health Care - 22.7%

Alexion Pharmaceuticals Inc * †	65,070	2,898,218
Allos Therapeutics Inc * †	290,900	2,109,025
AMERIGROUP Corp * †	244,685	5,424,666
Auxilium Pharmaceuticals Inc * †	213,315	7,297,506
Bruker Corp * †	448,899	4,789,752
Cyberonics Inc * †	133,100	2,121,614
Gentiva Health Services Inc * †	286,095	7,155,236
Human Genome Sciences Inc * †	266,200	5,009,884
ICON PLC ADR * (Ireland)	220,725	5,405,555
Insulet Corp * †	353,445	3,969,187
Inverness Medical Innovations Inc * †	171,265	6,633,094
Masimo Corp * †	89,510	2,345,162
Medicis Pharmaceutical Corp ‘A’ †	298,840	6,380,234
Medidata Solutions Inc * †	265,000	4,014,750
NuVasive Inc * †	163,090	6,810,638
Optimer Pharmaceuticals Inc * †	467,430	6,324,328
OSI Pharmaceuticals Inc * †	127,590	4,503,927
Owens & Minor Inc †	141,235	6,390,884
PAREXEL International Corp * †	425,555	5,783,293
PharMerica Corp * †	304,290	5,650,665
Savient Pharmaceuticals Inc * †	284,800	4,328,960
Seattle Genetics Inc * †	318,205	4,464,416
Select Medical Holdings Corp *	510,700	5,142,749
Sirona Dental Systems Inc *	205,300	6,107,675
Thoratec Corp * †	219,773	6,652,529
United Therapeutics Corp * †	48,290	2,365,727
Wright Medical Group Inc * †	198,800	3,550,568

		133,630,242

Industrials - 13.3%

Actuant Corp ‘A’ †	267,885	4,302,233
Aecom Technology Corp *	170,545	4,628,591
AirTran Holdings Inc * †	655,550	4,097,187
BE Aerospace Inc * †	306,495	6,172,809
Bucyrus International Inc †	85,400	3,041,948
CLARCOR Inc †	141,710	4,444,026
Esterline Technologies Corp *	153,470	6,017,559
FTI Consulting Inc * †	129,360	5,512,030
Genco Shipping & Trading Ltd †	99,900	2,075,922
Genesee & Wyoming Inc ‘A’ * †	144,500	4,381,240
RBC Bearings Inc * †	253,305	5,909,606
Resources Connection Inc *	181,900	3,103,214
SunPower Corp ‘B’ * †	72,000	1,816,560
Tetra Tech Inc * †	113,500	3,011,155
The Geo Group Inc *	303,655	6,124,721
Waste Connections Inc * †	230,685	6,657,569
Woodward Governor Co †	278,300	6,751,558

		78,047,928

Information Technology - 26.9%

ANSYS Inc * †	159,445	5,974,404
Atheros Communications Inc * †	262,840	6,973,145
Brocade Communications Systems Inc * †	736,605	5,789,715
Ciena Corp * †	150,800	2,455,024
Concur Technologies Inc * †	118,700	4,719,512
F5 Networks Inc *	114,055	4,520,000
GSI Commerce Inc * †	404,560	7,812,054
Informatica Corp * †	295,940	6,682,325
LogMeIn Inc * †	165,700	3,033,967
Mellanox Technologies Ltd * (Israel)	298,685	4,895,447
Monolithic Power Systems Inc * †	245,893	5,766,191
Netlogic Microsystems Inc * †	150,092	6,754,140
NICE Systems Ltd ADR * (Israel)	182,180	5,545,559
ON Semiconductor Corp * †	631,820	5,212,515
OpenTable Inc * †	108,600	2,993,016
Pegasystems Inc †	226,525	7,821,908
Polycom Inc * †	168,690	4,512,458
QLogic Corp * †	135,400	2,328,880
SkillSoft PLC ADR * † (Ireland)	751,485	7,214,256
Skyworks Solutions Inc * †	493,000	6,527,320
SolarWinds Inc * †	247,000	5,441,410
Solera Holdings Inc †	223,405	6,950,130
Starent Networks Corp * †	241,260	6,132,829
Taleo Corp ‘A’ * †	286,177	6,479,047
TeleTech Holdings Inc *	333,640	5,691,898
VanceInfo Technologies Inc ADR * (Cayman)	95,200	1,850,688
VeriFone Holdings Inc * †	313,755	4,985,567
VistaPrint NV * † (Netherlands)	141,310	7,171,483
Wright Express Corp * †	210,215	6,203,445

		158,438,333

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Materials - 2.5%

Huntsman Corp †	383,200	$3,490,952
Louisiana-Pacific Corp * †	345,100	2,301,817
Nalco Holding Co	211,150	4,326,463
Silgan Holdings Inc †	83,475	4,401,637

		14,520,869

Telecommunication Services - 2.0%

SBA Communications Corp ‘A’ * †	242,135	6,544,909
Syniverse Holdings Inc *	279,405	4,889,588

		11,434,497

Utilities - 1.1%

ITC Holdings Corp †	138,090	6,276,190

Total Common Stocks
(Cost $487,419,126)		569,425,336

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $27,438,008; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $27,991,488)	$27,438,000	27,438,000

Total Short-Term Investment
(Cost $27,438,000)		27,438,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 101.6%
(Cost $514,857,126)		596,863,336

	Shares
SECURITIES LENDING COLLATERAL - 20.9%

Pacific Select Liquidating Trust + Ω	58,027,441	57,634,015
Sigma Liquidating Trust ¤ ж +	4,029,447	443
State Street Navigator Securities Lending PSF Portfolio	65,535,170	65,535,170

Total Securities Lending Collateral
(Cost $122,274,845)		123,169,628

TOTAL INVESTMENTS - 122.5%
(Cost $637,131,971)		720,032,964

OTHER ASSETS & LIABILITIES, NET - (22.5%)		(132,439,574)

NET ASSETS - 100.0%		$587,593,390

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $57,634,458 or 9.8% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $443 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	2.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Energy - 0.0%

GreenHunter Energy Inc Exp. 09/15/11 * + ж	209	$-

Total Rights
(Cost $0)		-

COMMON STOCKS - 99.3%

Consumer Discretionary - 13.5%

1-800-FLOWERS.COM Inc ‘A’ *	13,605	46,937
99 Cents Only Stores * †	24,851	334,246
AFC Enterprises Inc *	12,750	107,355
Ambassadors Group Inc	10,162	159,035
America’s Car-Mart Inc *	4,400	105,380
American Apparel Inc * †	18,800	65,988
American Axle & Manufacturing Holdings Inc †	20,350	144,078
American Greetings Corp ‘A’	20,312	452,958
American Public Education Inc * †	8,729	303,245
Amerigon Inc * †	11,290	82,981
Ameristar Casinos Inc †	13,602	214,640
AnnTaylor Stores Corp * †	29,400	467,166
Arbitron Inc †	12,783	265,375
ArvinMeritor Inc †	39,126	305,965
Asbury Automotive Group Inc *	17,042	216,093
Ascent Media Corp ‘A’ *	7,400	189,440
Audiovox Corp ‘A’ *	9,212	63,102
Bally Technologies Inc *	27,620	1,059,779
Beazer Homes USA Inc * †	17,759	99,273
bebe Stores Inc	11,907	87,636
Belo Corp ‘A’	47,730	258,219
Benihana Inc ‘A’ * †	6,400	36,672
Big 5 Sporting Goods Corp †	11,442	172,774
BJ’s Restaurants Inc * †	10,298	154,367
Blue Nile Inc *	6,579	408,687
Bluegreen Corp * †	7,488	22,838
Blyth Inc	3,126	121,070
Bob Evans Farms Inc	16,291	473,416
Books-A-Million Inc	3,800	45,752
Borders Group Inc * †	24,345	75,713
Bridgepoint Education Inc *	7,300	111,398
Brookfield Homes Corp * †	5,691	38,016
Brown Shoe Co Inc	21,975	176,240
Brunswick Corp †	46,600	558,268
Buffalo Wild Wings Inc * †	8,760	364,504
Build-A-Bear Workshop Inc *	8,844	43,070
Cabela’s Inc * †	20,641	275,351
California Pizza Kitchen Inc *	10,247	160,058
Callaway Golf Co †	31,103	236,694
Capella Education Co * †	7,112	478,922
Caribou Coffee Co Inc * †	3,600	25,992
Carmike Cinemas Inc * †	5,400	54,594
Carrols Restaurant Group Inc *	5,500	41,580
Carter’s Inc *	28,470	760,149
Cavco Industries Inc * †	3,400	120,700
CEC Entertainment Inc *	12,228	316,216
Charming Shoppes Inc * †	62,662	307,670
Cherokee Inc †	4,046	96,983
China Automotive Systems Inc *	3,400	31,586
ChinaCast Education Corp * †	15,600	113,412
Christopher & Banks Corp	18,971	128,434
Churchill Downs Inc	5,048	194,348
Cinemark Holdings Inc	17,063	176,773
Citi Trends Inc * †	7,813	222,436
CKE Restaurants Inc	25,819	270,841
CKX Inc * †	30,919	207,466
Coinstar Inc * †	15,065	496,844
Coldwater Creek Inc * †	30,200	247,640
Collective Brands Inc *	32,687	566,466
Columbia Sportswear Co †	5,394	222,017
Conn’s Inc * †	5,250	59,273
Cooper Tire & Rubber Co	30,039	528,086
Core-Mark Holding Co Inc *	5,103	145,946
Corinthian Colleges Inc * †	40,246	746,966
CPI Corp	2,700	33,669
Cracker Barrel Old Country Store Inc †	11,457	394,121
Crocs Inc *	44,300	294,595
Crown Media Holdings Inc ‘A’ * †	7,579	11,823
CSS Industries Inc	4,021	79,495
Dana Holding Corp *	49,700	338,457
Deckers Outdoor Corp * †	6,559	556,531
Denny’s Corp *	52,754	140,326
Destination Maternity Corp *	2,300	41,699
Dillard’s Inc ‘A’ †	27,000	380,700
DineEquity Inc †	9,343	231,239
Dolan Media Co * †	15,819	189,670
Domino’s Pizza Inc * †	19,468	172,097
Dorman Products Inc *	5,600	84,112
Dover Downs Gaming & Entertainment Inc	7,621	43,440
Drew Industries Inc * †	9,709	210,588
drugstore.com inc *	46,900	113,967
DSW Inc ‘A’ * †	6,112	97,609
Eastman Kodak Co †	138,200	660,596
Einstein Noah Restaurant Group Inc *	2,100	25,284
Ethan Allen Interiors Inc †	11,595	191,318
EW Scripps Co ‘A’ * †	13,400	100,500
Exide Technologies *	25,358	202,103
FGX International Holdings Ltd * † (United Kingdom)	7,153	99,784
Fisher Communications Inc *	3,103	56,413
Fossil Inc * †	24,887	708,035
Fred’s Inc ‘A’	21,254	270,563
Frisch’s Restaurants Inc	1,100	28,468
Fuel Systems Solutions Inc *	6,700	241,133
Fuqi International Inc * †	5,800	169,824
Furniture Brands International Inc * †	22,402	123,883
G-III Apparel Group Ltd *	6,874	97,267
Gaiam Inc ‘A’ * †	8,578	59,874
Gander Mountain Co * †	3,800	19,532
Gaylord Entertainment Co * †	18,213	366,081
Genesco Inc *	11,078	266,647
Global Sources Ltd * † (Bermuda)	8,191	56,272
Grand Canyon Education Inc * †	8,323	148,399
Great Wolf Resorts Inc *	14,940	53,336
Group 1 Automotive Inc †	11,784	316,400
Harte-Hanks Inc	20,400	282,132
Haverty Furniture Cos Inc * †	9,401	111,026
Hawk Corp ‘A’ *	2,900	39,788
Helen of Troy Ltd * (Bermuda)	15,841	307,791
hhgregg Inc * †	6,013	101,860
Hibbett Sports Inc * †	13,669	249,186
Hooker Furniture Corp	5,500	74,250
Hot Topic Inc * †	20,499	153,538
Hovnanian Enterprises Inc ‘A’ * †	24,504	94,095
HSN Inc *	21,000	341,880
Iconix Brand Group Inc * †	36,710	457,774
Interval Leisure Group Inc *	20,900	260,832
iRobot Corp * †	10,281	126,559
Isle of Capri Casinos Inc * †	8,244	97,197
J. Crew Group Inc * †	26,382	945,003
Jack in the Box Inc *	28,342	580,728
Jackson Hewitt Tax Service Inc †	12,182	62,128
JAKKS Pacific Inc *	14,837	212,466
Jo-Ann Stores Inc * †	13,999	375,593
Jones Apparel Group Inc	45,000	806,850
Jos. A. Bank Clothiers Inc *	9,076	406,333

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Journal Communications Inc ‘A’	22,228	$81,799
K-Swiss Inc ‘A’ †	14,058	123,570
K12 Inc *	11,176	184,180
Kenneth Cole Productions Inc ‘A’	2,754	27,623
Kirkland’s Inc *	5,500	78,375
Knology Inc * †	15,256	148,746
Krispy Kreme Doughnuts Inc * †	32,664	116,610
La-Z-Boy Inc †	27,153	234,873
Lakes Entertainment Inc * †	9,500	31,920
Landry’s Restaurants Inc * †	3,311	34,766
LeapFrog Enterprises Inc *	17,665	72,603
Learning Tree International Inc *	4,500	51,255
Life Time Fitness Inc * †	21,319	597,998
LIN TV Corp ‘A’ *	14,886	70,411
Lincoln Educational Services Corp * †	4,152	94,998
Lithia Motors Inc ‘A’	8,900	138,751
Live Nation Inc * †	45,025	368,755
Liz Claiborne Inc †	46,400	228,752
LodgeNet Interactive Corp * †	10,600	80,030
Luby’s Inc * †	10,900	45,780
Lululemon Athletica Inc *	21,553	490,331
Lumber Liquidators Inc * †	6,800	147,492
M/I Homes Inc *	8,987	122,133
Mac-Gray Corp *	5,900	63,602
Maidenform Brands Inc *	8,690	139,561
Marcus Corp	10,657	136,303
Marine Products Corp †	5,382	29,762
Martha Stewart Living Omnimedia Inc ‘A’ * †	14,328	89,693
Matthews International Corp ‘A’	16,107	569,866
McCormick & Schmick’s Seafood Restaurants Inc *	7,400	55,056
Mediacom Communications Corp ‘A’ *	22,598	130,164
Meritage Homes Corp *	16,553	336,026
Midas Inc *	7,694	72,324
Modine Manufacturing Co	17,729	164,348
Monarch Casino & Resort Inc * †	4,666	50,206
Monro Muffler Brake Inc	7,905	251,300
Morgans Hotel Group Co * †	12,464	67,555
Movado Group Inc	8,527	123,897
Multimedia Games Inc * †	14,000	71,680
National CineMedia Inc	22,345	379,195
National Presto Industries Inc †	2,587	223,801
New York & Co Inc *	12,235	62,643
NIVS IntelliMedia Technology Group Inc * †	3,000	8,040
Nobel Learning Communities Inc *	1,900	17,822
NutriSystem Inc †	16,300	248,738
O’Charley’s Inc * †	9,186	86,073
OfficeMax Inc * †	40,400	508,232
Orbitz Worldwide Inc *	18,139	112,099
Orient-Express Hotels Ltd ‘A’ † (Bermuda)	40,700	468,457
Outdoor Channel Holdings Inc *	8,300	54,282
Overstock.com Inc * †	8,344	122,406
Oxford Industries Inc	6,705	132,089
P.F. Chang’s China Bistro Inc * †	11,601	394,086
Pacific Sunwear of California Inc *	34,719	178,803
Papa John’s International Inc *	11,535	283,415
Peet’s Coffee & Tea Inc * †	5,806	163,903
Perry Ellis International Inc *	4,027	64,593
PetMed Express Inc †	11,061	208,500
Pier 1 Imports Inc * †	48,897	189,231
Pinnacle Entertainment Inc * †	31,817	324,215
Playboy Enterprises Inc ‘B’ * †	11,807	35,657
Polaris Industries Inc †	16,190	660,228
Pool Corp †	25,600	568,832
Pre-Paid Legal Services Inc *	3,907	198,476
Primedia Inc	13,916	35,068
Quiksilver Inc *	67,780	186,395
Raser Technologies Inc * †	27,144	41,530
RC2 Corp *	10,206	145,436
RCN Corp *	19,674	182,968
Reading International Inc ‘A’ * †	8,500	34,935
Red Lion Hotels Corp *	6,300	36,225
Red Robin Gourmet Burgers Inc * †	7,347	150,026
Regis Corp †	28,927	448,369
Rent-A-Center Inc *	32,921	621,548
Rentrak Corp *	5,000	89,300
Retail Ventures Inc *	13,487	71,076
Rex Stores Corp *	3,900	42,510
Ruby Tuesday Inc *	32,458	273,296
Ruth’s Hospitality Group Inc * †	10,454	44,116
Saks Inc * †	59,400	405,108
Sally Beauty Holdings Inc * †	49,808	354,135
Scholastic Corp	11,963	291,179
Sealy Corp * †	22,640	72,448
Shoe Carnival Inc * †	4,897	75,512
Shuffle Master Inc * †	28,369	267,236
Shutterfly Inc *	10,906	181,367
Sinclair Broadcast Group Inc ‘A’ †	26,129	93,542
Skechers U.S.A. Inc ‘A’ *	17,560	300,978
Skyline Corp	3,599	81,193
Smith & Wesson Holding Corp *	28,513	149,123
Sonic Automotive Inc ‘A’ †	14,517	152,429
Sonic Corp *	32,178	355,889
Sotheby’s †	35,499	611,648
Spartan Motors Inc †	17,131	88,053
Speedway Motorsports Inc †	7,043	101,349
Sport Supply Group Inc	5,700	58,083
Stage Stores Inc	20,099	260,483
Stamps.com Inc * †	6,754	62,475
Standard Motor Products Inc †	8,300	126,160
Standard Pacific Corp * †	53,313	196,725
Stanley Furniture Co Inc †	5,200	53,924
Stein Mart Inc * †	13,521	171,852
Steiner Leisure Ltd * † (Bahamas)	7,763	277,605
Steinway Musical Instruments Inc	3,717	44,121
Steven Madden Ltd *	8,213	302,321
Stewart Enterprises Inc ‘A’	42,530	222,432
Stoneridge Inc	7,582	53,681
Sturm Ruger & Co Inc †	8,300	107,402
Superior Industries International Inc	12,212	173,410
Syms Corp †	3,300	26,697
Systemax Inc	5,345	64,835
Tempur-Pedic International Inc *	37,845	716,784
Tenneco Inc * †	25,045	326,587
Texas Roadhouse Inc * †	26,518	281,621
The Buckle Inc †	12,604	430,301
The Cato Corp ‘A’	13,379	271,460
The Cheesecake Factory Inc * †	30,600	566,712
The Children’s Place Retail Stores Inc * †	10,839	324,736
The Dress Barn Inc * †	23,830	427,272
The Finish Line Inc ‘A’	22,417	227,757
The Gymboree Corp * †	14,703	711,331
The Men’s Wearhouse Inc †	27,574	681,078
The Pep Boys-Manny, Moe & Jack †	25,837	252,427
The Princeton Review Inc * †	7,900	33,180
The Ryland Group Inc †	21,400	450,898
The Steak n Shake Co * †	12,496	147,078
The Talbots Inc †	12,888	118,956
The Timberland Co ‘A’ *	23,020	320,438
The Warnaco Group Inc *	23,150	1,015,359
The Wet Seal Inc ‘A’ * †	51,260	193,763
Ticketmaster Entertainment Inc *	19,800	231,462
Town Sports International Holdings Inc †	9,234	23,177
Tractor Supply Co * †	18,055	874,223
True Religion Apparel Inc *	13,455	348,888
Tuesday Morning Corp *	16,191	67,355
Tupperware Brands Corp	32,230	1,286,622
Tween Brands Inc *	13,170	110,496
U.S. Auto Parts Network Inc †	7,100	38,695
Ulta Salon Cosmetics & Fragrance Inc *	14,500	239,395
Under Armour Inc ‘A’ *	17,500	487,025

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Unifi Inc *	24,100	$77,120
UniFirst Corp	7,444	330,886
Universal Electronics Inc *	7,195	146,922
Universal Technical Institute Inc *	10,503	206,909
Universal Travel Group *	5,300	68,370
Vail Resorts Inc * †	15,615	523,727
Valassis Communications Inc *	25,461	455,243
Value Line Inc	400	12,348
Volcom Inc * †	9,811	161,685
West Marine Inc *	7,100	55,806
Weyco Group Inc †	3,701	84,753
Winnebago Industries Inc * †	14,960	220,062
Wolverine World Wide Inc	24,694	613,399
Wonder Auto Technology Inc	7,800	93,600
World Wrestling Entertainment Inc ‘A’ †	11,170	156,492
Youbet.com Inc †	14,900	31,290
Zale Corp * †	10,882	77,806
Zumiez Inc * †	10,552	173,158

		63,325,733

Consumer Staples - 3.2%

AgFeed Industries Inc * †	14,600	77,964
Alico Inc †	1,849	54,342
Alliance One International Inc * †	42,376	189,844
American Dairy Inc * †	4,567	129,383
American Italian Pasta Co ‘A’ * †	11,100	301,698
American Oriental Bioengineering Inc * †	32,700	158,922
Arden Group Inc ‘A’	582	69,549
B&G Foods Inc ‘A’	13,100	107,289
Bare Escentuals Inc *	35,100	417,339
Cal-Maine Foods Inc †	6,565	175,745
Calavo Growers Inc †	5,500	104,390
Casey’s General Stores Inc	25,517	800,723
Central Garden & Pet Co ‘A’ *	32,925	359,870
Chattem Inc * †	9,702	644,310
China Sky One Medical Inc * †	5,500	72,545
China-Biotics Inc * †	4,500	72,000
Chiquita Brands International Inc * †	23,578	381,020
Coca-Cola Bottling Co Consolidated	2,251	109,016
Darling International Inc *	43,581	320,320
Diamond Foods Inc †	8,300	263,276
Diedrich Coffee Inc * †	1,400	33,670
Elizabeth Arden Inc *	12,809	150,762
Farmer Bros. Co †	3,455	71,519
Fresh Del Monte Produce Inc * (Cayman)	21,732	491,361
Griffin Land & Nurseries Inc	1,700	54,400
Heckmann Corp *	42,300	193,734
HQ Sustainable Maritime Industries Inc *	4,500	39,600
Imperial Sugar Co †	5,828	73,899
Ingles Markets Inc ‘A’ †	6,961	110,193
Inter Parfums Inc	7,119	86,923
J&J Snack Foods Corp	7,484	323,234
Lancaster Colony Corp	9,568	490,551
Lance Inc	14,699	379,528
Lifeway Foods Inc * †	2,200	24,178
Mannatech Inc	8,526	32,655
Medifast Inc * †	6,000	130,320
Nash Finch Co †	6,833	186,814
National Beverage Corp * †	5,152	59,300
Nu Skin Enterprises Inc ‘A’	26,203	485,542
Nutraceutical International Corp *	5,800	65,366
Oil-Dri Corp of America	2,500	36,250
Omega Protein Corp * †	10,000	48,500
Orchids Paper Products Co *	2,400	48,000
Overhill Farms Inc * †	8,400	50,820
Prestige Brands Holdings Inc *	17,386	122,397
PriceSmart Inc	8,467	158,756
Revlon Inc ‘A’ * †	11,200	54,432
Ruddick Corp †	21,282	566,527
Sanderson Farms Inc †	10,074	379,185
Schiff Nutrition International Inc	6,100	31,781
Seneca Foods Corp ‘A’ *	4,300	117,820
Smart Balance Inc * †	33,200	203,848
Spartan Stores Inc	11,717	165,561
Star Scientific Inc * †	39,000	36,270
Susser Holdings Corp *	4,400	55,308
Synutra International Inc * †	9,216	126,351
The Andersons Inc	8,980	316,096
The Boston Beer Co Inc ‘A’ * †	4,033	149,544
The Female Health Co *	10,000	50,500
The Great Atlantic & Pacific Tea Co Inc * †	16,607	147,968
The Hain Celestial Group Inc * †	19,956	382,557
The Pantry Inc *	10,540	165,267
Tootsie Roll Industries Inc †	12,778	303,861
TreeHouse Foods Inc * †	16,006	570,934
United Natural Foods Inc *	22,756	544,324
Universal Corp †	12,364	517,062
USANA Health Sciences Inc	3,327	113,484
Vector Group Ltd †	20,586	320,730
Village Super Market ‘A’	3,144	92,654
WD-40 Co	8,727	247,847
Weis Markets Inc †	5,868	187,483
Winn-Dixie Stores Inc *	28,867	378,735
Zapata Corp	4,300	29,928
Zhongpin Inc * †	10,400	153,088

		15,166,962

Energy - 4.8%

Allis-Chalmers Energy Inc *	27,284	118,958
Alon USA Energy Inc †	3,851	38,240
Apco Oil and Gas International Inc † (Cayman)	4,680	107,266
Approach Resources Inc *	6,943	63,042
Arena Resources Inc *	20,225	717,988
Atlas Energy Inc	18,481	500,281
ATP Oil & Gas Corp * †	17,548	313,934
Basic Energy Services Inc *	11,361	96,455
Berry Petroleum Co ‘A’ †	22,666	606,995
Bill Barrett Corp *	20,312	666,031
Bolt Technology Corp * †	4,600	57,822
Boots & Coots Inc * †	41,300	66,493
BPZ Resources Inc * †	46,919	352,831
Brigham Exploration Co *	41,301	375,013
Bristow Group Inc *	15,480	459,601
Bronco Drilling Co Inc *	10,047	65,808
Cal Dive International Inc *	23,740	234,789
CARBO Ceramics Inc †	9,505	489,983
Carrizo Oil & Gas Inc * †	13,889	340,142
Cheniere Energy Inc * †	28,500	83,505
Clayton Williams Energy Inc *	3,036	91,444
Clean Energy Fuels Corp *	17,323	249,624
Complete Production Services Inc * †	30,923	349,430
Contango Oil & Gas Co *	6,327	323,057
CREDO Petroleum Corp *	4,600	46,552
Crosstex Energy Inc	19,614	103,562
Cubic Energy Inc * †	11,600	10,904
CVR Energy Inc *	12,478	155,226
Dawson Geophysical Co * †	3,410	93,366
Delek US Holdings Inc	6,434	55,139
Delta Petroleum Corp * †	94,096	164,668
DHT Maritime Inc †	20,823	78,294
Dril-Quip Inc *	15,369	762,917
Endeavour International Corp * †	63,600	76,956
ENGlobal Corp *	8,782	36,182
Evergreen Energy Inc * †	63,615	39,441
FX Energy Inc *	21,272	68,709
General Maritime Corp †	25,850	200,079
Geokinetics Inc *	3,107	65,868
Georesources Inc *	3,900	43,095
Global Industries Ltd * †	52,800	501,600
GMX Resources Inc * †	11,768	184,875

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Golar LNG Ltd (Bermuda)	18,291	$202,298
Goodrich Petroleum Corp * †	12,976	334,911
Gran Tierra Energy Inc * †	107,800	448,448
Green Plains Renewable Energy Inc * †	4,900	34,790
Gulf Island Fabrication Inc	6,500	121,810
GulfMark Offshore Inc *	12,033	393,960
Gulfport Energy Corp *	13,851	121,058
Harvest Natural Resources Inc *	17,796	91,293
Hercules Offshore Inc * †	47,000	230,770
Hornbeck Offshore Services Inc * †	11,189	308,369
International Coal Group Inc * †	46,779	188,519
ION Geophysical Corp *	50,857	179,017
Isramco Inc * †	500	65,320
James River Coal Co *	13,500	257,985
Key Energy Services Inc *	65,500	569,850
Knightsbridge Tankers Ltd † (Bermuda)	9,072	118,299
Lufkin Industries Inc	7,218	383,853
Matrix Service Co *	13,837	150,408
McMoRan Exploration Co *	37,898	286,130
NATCO Group Inc ‘A’ *	10,758	476,364
Natural Gas Services Group Inc * †	6,400	112,768
Newpark Resources Inc *	49,619	159,277
Nordic American Tanker Shipping Ltd † (Bermuda)	22,376	661,882
Northern Oil & Gas Inc * †	14,900	125,160
Oilsands Quest Inc * †	102,181	115,465
OYO Geospace Corp * †	2,115	54,630
Panhandle Oil & Gas Inc ‘A’ †	3,900	83,304
Parallel Petroleum Corp *	17,062	54,087
Parker Drilling Co *	61,363	335,042
Patriot Coal Corp *	37,000	435,120
Penn Virginia Corp	22,610	517,995
Petroleum Development Corp * †	9,137	170,496
PetroQuest Energy Inc * †	24,102	156,422
PHI Inc *	7,582	153,763
Pioneer Drilling Co *	21,858	160,438
PrimeEnergy Corp *	300	8,604
Rex Energy Corp *	13,029	108,792
Rosetta Resources Inc *	27,644	406,090
RPC Inc †	16,324	171,076
Ship Finance International Ltd † (Bermuda)	23,058	283,383
Stone Energy Corp *	20,641	336,655
Sulphco Inc †	25,996	35,615
Superior Well Services Inc * †	7,341	71,061
Swift Energy Co *	18,736	443,668
Syntroleum Corp †	33,300	89,910
T-3 Energy Services Inc *	6,563	129,291
Teekay Tankers Ltd ‘A’ †	3,325	27,764
TETRA Technologies Inc * †	39,900	386,631
TGC Industries Inc	8,400	40,740
Toreador Resources Corp	10,753	107,422
Union Drilling Inc *	5,672	43,334
Uranerz Energy Corp †	27,700	63,433
Uranium Energy Corp †	24,500	72,275
USEC Inc * †	59,017	276,790
Vaalco Energy Inc	30,722	141,321
Vantage Drilling Co * † (Cayman)	27,300	49,959
Venoco Inc †	9,505	109,403
W&T Offshore Inc †	17,900	209,609
Warren Resources Inc	31,048	91,902
Western Refining Inc *	18,800	121,260
Westmoreland Coal Co	5,600	45,528
Willbros Group Inc * †	20,899	318,292
World Fuel Services Corp †	15,138	727,684
Zion Oil & Gas Inc †	6,300	61,488

		22,694,446

Financials - 20.1%

1st Source Corp	7,876	128,379
Abington Bancorp Inc	11,582	89,645
Acadia Realty Trust REIT	21,008	316,591
Advance America Cash Advance Centers Inc	23,067	129,175
Agree Realty Corp REIT	3,776	86,584
Alexander’s Inc REIT	1,129	334,049
Alliance Financial Corp	2,100	56,805
Allied Capital Corp	94,600	290,422
Altisource Portfolio Solutions SA (Luxembourg)	1	19
Ambac Financial Group Inc †	141,700	238,056
American Campus Communities Inc REIT	27,616	741,490
American Capital Agency Corp REIT †	5,800	165,010
American Capital Ltd †	149,300	482,239
American Equity Investment Life Holding Co	28,259	198,378
American National Bankshares Inc †	3,800	82,916
American Physicians Capital Inc	5,156	148,544
American Physicians Service Group Inc	3,400	78,336
American Realty Investors Inc *	1,000	11,570
American Safety Insurance Holdings Ltd * (Bermuda)	4,600	72,680
Ameris Bancorp †	6,897	49,311
Amerisafe Inc *	9,742	168,049
Ames National Corp †	3,400	81,974
AmTrust Financial Services Inc	11,833	135,015
Anthracite Capital Inc REIT * †	40,393	42,413
Anworth Mortgage Asset Corp REIT	53,877	424,551
Apollo Investment Corp	82,197	784,981
Ares Capital Corp	51,426	566,715
Argo Group International Holdings Ltd * (Bermuda)	16,253	547,401
Arrow Financial Corp †	5,047	137,733
Ashford Hospitality Trust Inc REIT * †	33,938	117,425
Asset Acceptance Capital Corp * †	7,852	56,927
Associated Estates Realty Corp REIT	7,942	76,402
Assured Guaranty Ltd † (Bermuda)	53,840	1,045,573
Astoria Financial Corp †	42,300	466,992
Auburn National Bancorporation Inc †	1,600	39,040
Avatar Holdings Inc *	3,235	61,465
Baldwin & Lyons Inc ‘B’	4,370	102,476
BancFirst Corp	3,291	121,537
Banco Latinoamericano de Comercio Exterior SA (Panama)	14,557	207,001
Bancorp Rhode Island Inc †	1,800	44,964
Bank Mutual Corp	24,864	219,798
Bank of Kentucky Financial Corp †	1,500	31,740
Bank of Marin Bancorp	2,700	84,591
Bank of the Ozarks Inc †	6,769	179,582
BankFinancial Corp	11,081	106,156
Banner Corp †	8,142	22,228
Bar Harbor Bankshares	1,500	51,000
Beneficial Mutual Bancorp Inc *	17,694	161,546
Berkshire Hills Bancorp Inc	7,285	159,833
BGC Partners Inc ‘A’ †	24,388	104,381
BioMed Realty Trust Inc REIT	51,891	716,096
BlackRock Kelso Capital Corp	6,317	46,872
Boston Private Financial Holdings Inc †	35,802	233,071
Bridge Bancorp Inc †	3,700	90,021
Broadpoint Gleacher Securities Inc * †	25,100	209,334
Brookline Bancorp Inc	31,273	303,974
Brooklyn Federal Bancorp Inc †	2,400	29,280
Bryn Mawr Bank Corp	3,500	61,145
Calamos Asset Management Inc ‘A’	10,411	135,968
California First National Bancorp	600	6,642
Camden National Corp	4,000	132,160
Cape Bancorp Inc *	5,900	45,312
Capital City Bank Group Inc	6,212	88,210
Capital Southwest Corp	1,560	119,730
CapLease Inc REIT †	24,017	96,789
Capstead Mortgage Corp REIT	31,100	432,601
Cardinal Financial Corp	15,000	123,450
Cardtronics Inc *	6,054	47,342
Care Investment Trust Inc REIT	6,600	50,622
Cash America International Inc	14,534	438,345
Cathay General Bancorp	26,253	212,387

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

CBL & Associates Properties Inc REIT †	70,300	$681,910
Cedar Shopping Centers Inc REIT	22,267	143,622
Center Bancorp Inc	7,851	59,118
Centerstate Banks Inc	7,700	60,753
Central Pacific Financial Corp †	9,352	23,567
Century Bancorp Inc ‘A’ †	2,400	52,080
Chemical Financial Corp †	11,029	240,322
Cheviot Financial Corp	1,100	9,416
Chicopee Bancorp Inc * †	3,200	42,272
China Housing & Land Development Inc * †	12,900	49,665
Citizens & Northern Corp †	4,800	70,992
Citizens Holding Co	2,000	52,920
Citizens Inc * †	16,892	107,095
Citizens Republic Bancorp Inc * †	45,938	34,913
City Holding Co †	8,500	253,385
Clifton Savings Bancorp Inc †	5,029	49,284
CNA Surety Corp *	8,683	140,665
CNB Financial Corp †	4,400	75,548
CoBiz Financial Inc	12,313	61,319
Cogdell Spencer Inc REIT	14,600	70,080
Cohen & Steers Inc †	9,070	217,680
Colonial Properties Trust REIT †	25,800	251,034
Columbia Banking System Inc †	13,578	224,716
Community Bank System Inc †	17,336	316,729
Community Trust Bancorp Inc	8,006	209,517
Compass Diversified Holdings	12,658	132,529
CompuCredit Holdings Corp * †	8,893	41,886
Conseco Inc * †	97,800	514,428
Consolidated-Tomoka Land Co	3,032	116,126
Cousins Properties Inc REIT †	35,639	295,091
Crawford & Co ‘B’ * †	10,928	48,192
Credit Acceptance Corp *	3,126	100,626
CVB Financial Corp †	42,521	322,734
Cypress Sharpridge Investments Inc	8,200	116,440
Danvers Bancorp Inc †	8,300	112,797
DCT Industrial Trust Inc REIT †	102,193	522,206
Delphi Financial Group Inc ‘A’	23,178	524,518
Developers Diversified Realty Corp REIT †	72,900	673,596
Diamond Hill Investment Group Inc * †	1,200	69,564
DiamondRock Hospitality Co REIT *	57,893	468,933
Dime Community Bancshares Inc	13,631	155,802
Dollar Financial Corp * †	12,734	203,999
Donegal Group Inc ‘A’	6,215	95,960
Doral Financial Corp * †	2,900	10,730
Duff & Phelps Corp ‘A’	8,538	163,588
DuPont Fabros Technology Inc REIT *	14,050	187,286
Dynex Capital Inc REIT	5,600	47,208
E*TRADE FINANCIAL Corp * †	749,300	1,311,275
Eagle Bancorp Inc *	6,300	60,354
East West Bancorp Inc †	46,700	387,610
Eastern Insurance Holdings Inc	3,800	36,214
EastGroup Properties Inc REIT †	13,382	511,460
Education Realty Trust Inc REIT	26,349	156,250
eHealth Inc *	13,146	190,880
EMC Insurance Group Inc †	2,663	56,269
Employers Holdings Inc †	24,752	383,161
Encore Capital Group Inc * †	7,246	97,459
Enstar Group Ltd * (Bermuda)	3,692	229,901
Enterprise Bancorp Inc	2,400	30,720
Enterprise Financial Services Corp †	5,685	52,586
Entertainment Properties Trust REIT †	18,506	631,795
Epoch Holding Corp †	5,361	46,909
Equity Lifestyle Properties Inc REIT	12,728	544,631
Equity One Inc REIT †	16,868	264,322
ESB Financial Corp †	4,700	62,933
ESSA Bancorp Inc	8,100	107,001
Evercore Partners Inc ‘A’ †	5,327	155,655
Extra Space Storage Inc REIT †	45,723	482,378
Ezcorp Inc ‘A’ *	24,000	327,840
F.N.B. Corp †	57,681	410,112
Farmers Capital Bank Corp †	3,700	66,156
FBL Financial Group Inc ‘A’ †	6,980	135,621
FBR Capital Markets Corp *	7,839	46,485
FCStone Group Inc * †	14,718	70,941
FelCor Lodging Trust Inc REIT †	34,603	156,752
Fifth Street Finance Corp	13,400	146,462
Financial Federal Corp †	13,664	337,228
Financial Institutions Inc †	5,700	56,829
First Acceptance Corp *	8,667	23,401
First BanCorp †	42,452	129,479
First BanCorp - NC †	7,424	134,003
First Bancorp Inc †	4,600	85,560
First Busey Corp †	13,415	63,051
First California Financial Group Inc *	3,900	18,720
First Cash Financial Services Inc *	12,165	208,386
First Commonwealth Financial Corp †	45,063	255,958
First Community Bancshares Inc	6,251	78,888
First Defiance Financial Corp †	4,100	61,131
First Financial Bancorp	24,631	296,804
First Financial Bankshares Inc †	11,047	546,384
First Financial Corp †	6,273	192,205
First Financial Holdings Inc †	6,221	99,349
First Financial Northwest Inc †	9,700	56,454
First Financial Service Corp †	2,600	35,022
First Industrial Realty Trust Inc REIT †	20,884	109,641
First Merchants Corp †	11,196	78,036
First Mercury Financial Corp	7,284	97,023
First Midwest Bancorp Inc †	25,804	290,811
First Potomac Realty Trust REIT	14,520	167,851
First South Bancorp Inc †	4,264	49,036
FirstMerit Corp †	41,396	787,766
Flagstar Bancorp Inc * †	36,222	37,309
Flagstone Reinsurance Holdings Ltd (Bermuda)	21,744	245,272
Flushing Financial Corp	13,631	155,393
Forestar Group Inc * †	19,400	333,292
Fox Chase Bancorp Inc *	2,900	29,058
FPIC Insurance Group Inc *	2,979	99,945
Franklin Street Properties Corp REIT	32,729	428,750
GAMCO Investors Inc ‘A’	3,732	170,552
German American Bancorp Inc †	5,700	88,407
Getty Realty Corp REIT	9,292	228,026
GFI Group Inc †	34,384	248,596
Glacier Bancorp Inc †	32,624	487,403
Gladstone Capital Corp	11,187	99,900
Gladstone Commercial Corp REIT	5,100	69,768
Gladstone Investment Corp	11,900	57,715
Glimcher Realty Trust REIT †	26,836	98,488
Government Properties Income Trust REIT *	5,700	136,857
Gramercy Capital Corp REIT *	23,152	56,259
Great Southern Bancorp Inc †	5,200	123,292
Greenlight Capital Re Ltd ‘A’ * † (Cayman)	14,900	280,120
Guaranty Bancorp *	28,143	41,652
Hallmark Financial Services Inc *	6,154	49,540
Hampton Roads Bankshares Inc †	9,400	27,072
Hancock Holding Co †	12,624	474,284
Harleysville Group Inc	7,178	227,184
Harleysville National Corp †	22,856	121,822
Harris & Harris Group Inc * †	13,700	85,625
Hatteras Financial Corp REIT †	18,000	539,640
Healthcare Realty Trust Inc REIT	29,998	633,858
Heartland Financial USA Inc †	6,766	99,798
Hercules Technology Growth Capital Inc	17,751	174,315
Heritage Financial Corp	3,700	48,655
Heritage Financial Group	700	5,796
Hersha Hospitality Trust REIT	22,915	71,036
Highwoods Properties Inc REIT †	37,377	1,175,507
Hilltop Holdings Inc * †	20,631	252,936
Home Bancorp Inc *	5,500	66,935
Home BancShares Inc †	7,973	174,768
Home Federal Bancorp Inc †	9,000	102,780

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Home Properties Inc REIT †	17,406	$750,025
Horace Mann Educators Corp	20,744	289,794
IBERIABANK Corp †	10,353	471,683
Independence Holding Co	3,241	19,057
Independent Bank Corp †	10,983	243,054
Infinity Property & Casualty Corp	7,291	309,722
Inland Real Estate Corp REIT †	36,599	320,607
International Assets Holding Corp * †	2,500	41,275
International Bancshares Corp †	27,579	449,813
Invesco Mortgage Capital Inc REIT	4,300	93,955
Investors Bancorp Inc *	24,488	259,818
Investors Real Estate Trust REIT	31,377	283,648
iStar Financial Inc REIT * †	52,700	160,208
JMP Group Inc †	8,800	85,008
K-Fed Bancorp †	1,800	16,236
Kansas City Life Insurance Co †	2,285	71,155
KBW Inc * †	18,466	594,975
Kearny Financial Corp †	9,782	101,928
Kentucky First Federal Bancorp	1,300	16,237
Kilroy Realty Corp REIT †	21,600	599,184
Kite Realty Group Trust REIT	20,997	87,557
Knight Capital Group Inc ‘A’ * †	46,909	1,020,271
Kohlberg Capital Corp †	9,447	56,965
LaBranche & Co Inc *	29,277	99,542
Lakeland Bancorp Inc †	10,387	77,902
Lakeland Financial Corp	6,352	131,169
LaSalle Hotel Properties REIT †	32,572	640,366
Legacy Bancorp Inc †	4,800	50,400
Lexington Realty Trust REIT †	46,242	235,834
Life Partners Holdings Inc †	3,900	69,810
LTC Properties Inc REIT	12,236	294,153
Maiden Holdings Ltd (Bermuda)	26,400	191,928
Main Street Capital Corp †	3,700	52,651
MainSource Financial Group Inc †	10,906	74,161
MarketAxess Holdings Inc *	17,125	206,356
Max Capital Group Ltd (Bermuda)	24,478	523,095
MB Financial Inc	25,065	525,613
MCG Capital Corp *	37,532	157,259
Meadowbrook Insurance Group Inc	31,076	229,962
Medallion Financial Corp	8,000	66,880
Medical Properties Trust Inc REIT †	42,495	331,886
Mercer Insurance Group Inc	2,800	50,596
Merchants Bancshares Inc	2,400	51,264
Meridian Interstate Bancorp Inc *	5,200	44,200
Metro Bancorp Inc * †	2,600	31,642
MF Global Ltd * (Bermuda)	51,300	372,951
MFA Financial Inc REIT	143,094	1,139,028
MGIC Investment Corp * †	66,200	490,542
Mid-America Apartment Communities Inc REIT †	14,955	674,919
MidSouth Bancorp Inc	2,900	38,280
Mission West Properties Inc REIT	8,275	55,691
Monmouth Real Estate Investment Corp ‘A’ REIT †	10,700	74,472
Montpelier Re Holdings Ltd † (Bermuda)	43,140	704,045
MVC Capital Inc	11,646	102,252
Nara Bancorp Inc	12,174	84,609
NASB Financial Inc †	1,835	48,261
National Bankshares Inc	4,100	104,345
National Financial Partners Corp *	21,420	186,782
National Health Investors Inc REIT †	13,744	434,998
National Interstate Corp †	3,320	58,100
National Penn Bancshares Inc †	62,341	380,904
National Retail Properties Inc REIT	42,292	908,009
National Western Life Insurance Co ‘A’	1,253	220,503
NBT Bancorp Inc †	18,136	408,785
Nelnet Inc ‘A’ *	10,181	126,652
NewAlliance Bancshares Inc †	52,898	566,009
NewStar Financial Inc *	12,014	39,526
NGP Capital Resources Co	11,481	83,352
Northeast Community Bancorp Inc	4,200	30,996
Northfield Bancorp Inc	10,242	131,098
Northrim BanCorp Inc	3,900	59,475
NorthStar Realty Finance Corp REIT	31,359	110,070
Northwest Bancorp Inc †	9,305	212,526
Norwood Financial Corp	900	27,990
NYMAGIC Inc	2,589	44,686
OceanFirst Financial Corp †	5,400	62,640
Ocwen Financial Corp *	27,919	316,043
Ohio Valley Banc Corp †	2,100	55,650
Old National Bancorp †	42,973	481,298
Old Point Financial Corp	1,600	26,656
Old Second Bancorp Inc †	7,348	42,104
Omega Healthcare Investors Inc REIT	43,690	699,914
Oppenheimer Holdings Inc ‘A’	5,000	121,750
optionsXpress Holdings Inc	22,407	387,193
Oriental Financial Group Inc	12,828	162,916
Oritani Financial Corp †	4,840	66,018
Orrstown Financial Services Inc	3,000	115,920
Pacific Capital Bancorp †	19,721	28,398
Pacific Continental Corp †	6,300	66,339
PacWest Bancorp †	12,691	241,764
Park National Corp †	5,811	339,014
Parkway Properties Inc REIT †	11,450	225,565
Peapack-Gladstone Financial Corp	4,725	75,883
PennantPark Investment Corp	10,662	86,469
Penns Woods Bancorp Inc †	1,900	60,819
Pennsylvania REIT †	18,985	144,476
Pennymac Mortgage Investment Trust REIT	7,400	147,334
Penson Worldwide Inc * †	10,095	98,325
Peoples Bancorp Inc †	5,496	71,723
Peoples Financial Corp	1,800	33,498
PHH Corp * †	28,848	572,344
PICO Holdings Inc * †	11,185	373,020
Pinnacle Financial Partners Inc * †	16,421	208,711
Piper Jaffray Cos * †	10,475	499,867
Platinum Underwriters Holdings Ltd (Bermuda)	25,797	924,564
PMA Capital Corp ‘A’ *	17,439	99,228
Porter Bancorp Inc	2,000	32,600
Portfolio Recovery Associates Inc *	8,150	369,439
Post Properties Inc REIT †	22,786	410,148
Potlatch Corp REIT †	21,024	598,133
PremierWest Bancorp †	11,710	31,734
Presidential Life Corp	10,980	113,753
Primus Guaranty Ltd * † (Bermuda)	12,897	55,070
PrivateBancorp Inc	18,479	451,996
ProAssurance Corp *	16,901	882,063
Prospect Capital Corp †	24,558	263,016
Prosperity Bancshares Inc †	24,422	849,641
Provident Financial Services Inc †	31,705	326,244
Provident New York Bancorp †	17,483	166,963
Prudential Bancorp Inc of Pennsylvania	3,000	30,120
PS Business Parks Inc REIT	8,862	454,798
Pzena Investment Management Inc ‘A’ * †	3,421	27,950
QC Holdings Inc	2,900	19,575
Radian Group Inc †	41,200	435,896
RAIT Financial Trust REIT	29,275	86,068
Ramco-Gershenson Properties Trust REIT	11,532	102,865
Redwood Trust Inc REIT †	41,048	636,244
Renasant Corp †	11,165	165,800
Republic Bancorp Inc ‘A’	4,962	99,042
Republic First Bancorp Inc *	4,700	21,338
Resource America Inc ‘A’	6,675	32,107
Resource Capital Corp REIT †	11,097	60,368
Rewards Network Inc *	3,233	44,421
Riskmetrics Group Inc * †	11,408	166,785
RLI Corp †	9,890	521,994
Rockville Financial Inc	4,459	47,934
Roma Financial Corp †	4,505	55,997
S&T Bancorp Inc †	12,423	161,002
S.Y. Bancorp Inc †	5,779	133,437
Safeguard Scientifics Inc *	10,188	111,762

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Safety Insurance Group Inc	6,123	$201,569
Sanders Morris Harris Group Inc	9,635	56,943
Sandy Spring Bancorp Inc †	8,872	144,436
Santander BanCorp *	2,249	21,928
Saul Centers Inc REIT	3,198	102,656
SCBT Financial Corp †	6,112	171,747
SeaBright Insurance Holdings Inc *	9,969	113,846
Selective Insurance Group Inc	27,941	439,512
Shore Bancshares Inc	4,500	75,285
Sierra Bancorp †	3,789	45,506
Signature Bank *	20,421	592,209
Simmons First National Corp ‘A’ †	7,447	214,548
Smithtown Bancorp Inc	7,800	90,012
Southside Bancshares Inc	6,675	150,321
Southwest Bancorp Inc	7,430	104,317
Sovran Self Storage Inc REIT	12,009	365,434
Starwood Property Trust Inc REIT *	20,700	419,175
State Auto Financial Corp	7,403	132,736
State Bancorp Inc	7,500	63,375
StellarOne Corp †	12,000	177,000
Sterling Bancorp	9,575	69,131
Sterling Bancshares Inc	43,671	319,235
Sterling Financial Corp * †	28,298	56,596
Stewart Information Services Corp	9,123	112,852
Stifel Financial Corp *	15,105	829,264
Strategic Hotels & Resorts Inc REIT * †	32,741	84,799
Suffolk Bancorp †	5,053	149,619
Sun Bancorp Inc †	7,372	38,924
Sun Communities Inc REIT	8,712	187,482
Sunstone Hotel Investors Inc REIT * †	39,828	282,779
Susquehanna Bancshares Inc †	45,561	268,354
SVB Financial Group * †	16,548	716,032
SWS Group Inc †	12,750	183,600
Tanger Factory Outlet Centers Inc REIT †	20,148	752,326
Tejon Ranch Co	5,671	145,631
Territorial Bancorp Inc	6,000	94,080
Teton Advisors Inc * ж +	62	216
Texas Capital Bancshares Inc *	18,817	316,878
The Bancorp Inc *	8,100	46,332
The First Marblehead Corp *	33,400	73,480
The First of Long Island Corp	2,800	74,452
The Navigators Group Inc *	6,632	364,760
The Phoenix Cos Inc * †	62,530	203,222
The PMI Group Inc †	34,500	146,625
The South Financial Group Inc	80,838	118,832
Thomas Weisel Partners Group Inc *	10,764	57,480
TICC Capital Corp	16,000	80,640
Tompkins Financial Corp †	4,372	191,056
Tower Bancorp Inc	1,800	47,286
Tower Group Inc	21,393	521,775
TowneBank †	11,100	141,525
TradeStation Group Inc *	17,662	143,945
Transcontinental Realty Investors Inc †	1,400	16,380
Tree.com Inc †	3,000	22,650
Triangle Capital Corp	3,900	48,126
Trico Bancshares †	7,193	117,965
Trustco Bank Corp NY †	40,333	252,081
Trustmark Corp †	30,405	579,215
U-Store-It Trust REIT	39,365	246,031
U.S. Global Investors Inc ‘A’ †	6,560	80,885
UCBH Holdings Inc †	62,548	50,038
UMB Financial Corp †	17,084	690,877
UMH Properties Inc REIT	4,200	34,230
Umpqua Holdings Corp †	43,022	456,033
Union Bankshares Corp †	7,748	96,463
United America Indemnity Ltd ‘A’ (Cayman)	19,796	146,292
United Bankshares Inc †	20,260	396,893
United Community Banks Inc * †	23,256	116,283
United Financial Bancorp Inc	8,700	100,746
United Fire & Casualty Co	11,735	210,056
United Security Bancshares Inc †	3,000	66,570
Universal Health Realty Income Trust REIT	5,851	190,450
Universal Insurance Holdings Inc	6,400	32,192
Univest Corp of Pennsylvania	7,557	163,760
Urstadt Biddle Properties Inc ‘A’ REIT	10,845	158,229
ViewPoint Financial Group †	5,453	76,560
Virtus Investment Partners Inc *	3,181	49,655
Walter Investment Management Corp REIT	9,500	152,190
Washington Banking Co	6,100	56,486
Washington REIT †	30,807	887,242
Washington Trust Bancorp Inc †	7,558	132,416
Waterstone Financial Inc †	3,824	19,349
Webster Financial Corp	34,400	428,968
WesBanco Inc	11,837	183,000
West Bancorp Inc	9,000	44,640
Westamerica Bancorp †	14,916	775,632
Western Alliance Bancorp *	24,302	153,346
Westfield Financial Inc	17,606	149,123
Westwood Holdings Group Inc	2,900	100,630
Wilber Corp	4,000	33,600
Wilshire Bancorp Inc †	9,940	72,960
Winthrop Realty Trust REIT	5,589	54,437
Wintrust Financial Corp †	11,886	332,333
World Acceptance Corp * †	7,786	196,285
WSFS Financial Corp	3,325	88,578
Yadkin Valley Financial Corp	8,500	39,695
Zenith National Insurance Corp †	19,771	610,924

		93,971,336

Health Care - 14.1%

Abaxis Inc * †	11,620	310,835
ABIOMED Inc * †	16,325	158,516
Accelrys Inc *	14,400	83,520
Accuray Inc *	21,042	136,773
Acorda Therapeutics Inc * †	20,098	467,881
Acura Pharmaceuticals Inc * †	4,400	22,484
Adolor Corp * †	24,400	38,796
Affymax Inc * †	6,786	162,118
Affymetrix Inc *	37,494	329,197
Air Methods Corp *	5,153	167,833
Akorn Inc * †	28,242	38,692
Albany Molecular Research Inc *	13,023	112,779
Align Technology Inc * †	30,860	438,829
Alkermes Inc *	50,083	460,263
Alliance HealthCare Services Inc *	13,188	74,644
Allied Healthcare International Inc *	22,300	62,440
Allion Healthcare Inc *	10,000	58,500
Allos Therapeutics Inc * †	30,829	223,510
Almost Family Inc * †	3,200	95,200
Alnylam Pharmaceuticals Inc * †	19,055	432,167
Alphatec Holdings Inc *	14,300	65,780
AMAG Pharmaceuticals Inc * †	8,490	370,843
Amedisys Inc * †	13,680	596,858
America Service Group Inc	4,200	69,468
American Caresource Holdings Inc * †	4,700	20,539
American Dental Partners Inc *	6,700	93,800
American Medical Systems Holdings Inc * †	39,064	660,963
AMERIGROUP Corp *	26,366	584,534
AMICAS Inc *	17,500	63,000
Amicus Therapeutics Inc * †	8,966	78,453
AMN Healthcare Services Inc *	17,295	164,475
AmSurg Corp *	16,272	345,455
Analogic Corp	6,791	251,403
AngioDynamics Inc *	12,966	178,671
Ardea Biosciences Inc * †	7,100	130,072
Arena Pharmaceuticals Inc * †	44,623	199,465
ARIAD Pharmaceuticals Inc * †	50,430	111,955
ArQule Inc *	21,773	98,849
Array BioPharma Inc * †	25,811	61,430
ARYx Therapeutics Inc * †	11,600	36,308

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Aspect Medical Systems Inc * †	10,500	$125,790
Assisted Living Concepts Inc ‘A’ * †	5,171	107,143
athenahealth Inc * †	17,755	681,259
Atrion Corp	800	115,520
ATS Medical Inc * †	24,300	65,124
Auxilium Pharmaceuticals Inc *	22,538	771,025
AVANIR Pharmaceuticals ‘A’ * †	32,100	66,768
AVI BioPharma Inc * †	40,600	69,832
Bio-Reference Labs Inc *	5,592	192,365
BioCryst Pharmaceuticals Inc * †	11,300	93,112
Biodel Inc * †	8,921	47,906
BioDelivery Sciences International Inc * †	5,000	24,000
BioMimetic Therapeutics Inc * †	6,720	82,051
BioScrip Inc * †	22,200	150,072
BioSpecifics Technologies Corp *	1,700	54,417
BMP Sunstone Corp * †	18,966	77,192
Bovie Medical Corp *	9,000	70,650
Bruker Corp *	25,929	276,662
Cadence Pharmaceuticals Inc * †	13,120	145,107
Cambrex Corp *	14,507	91,394
Cantel Medical Corp *	6,408	96,504
Capital Senior Living Corp *	11,717	71,474
Caraco Pharmaceutical Laboratories Ltd *	5,346	27,211
Cardiac Science Corp *	10,000	40,000
CardioNet Inc * †	10,100	67,872
Cardiovascular Systems Inc *	4,900	35,623
Cardium Therapeutics Inc *	24,400	39,528
Catalyst Health Solutions Inc *	19,460	567,259
Celera Corp * †	43,347	270,052
Cell Therapeutics Inc * †	273,300	336,159
Celldex Therapeutics Inc * †	4,900	26,901
Centene Corp *	21,173	401,017
Cepheid Inc * †	30,661	405,338
Chelsea Therapeutics International Inc *	14,000	35,140
Chemed Corp †	11,968	525,276
Chindex International Inc *	7,100	89,318
Clarient Inc *	15,000	63,150
Clinical Data Inc * †	6,200	103,354
Computer Programs & Systems Inc	4,457	184,564
Conceptus Inc *	16,184	300,051
CONMED Corp * †	15,411	295,429
Continucare Corp *	18,400	55,568
Cornerstone Therapeutics Inc *	3,100	20,305
Corvel Corp *	4,306	122,290
Cross Country Healthcare Inc *	16,648	154,993
CryoLife Inc *	12,831	102,263
Cubist Pharmaceuticals Inc *	30,488	615,858
Cumberland Pharmaceuticals Inc	3,900	63,141
Curis Inc * †	31,400	73,476
Cutera Inc *	7,000	60,550
Cyberonics Inc * †	14,472	230,684
Cynosure Inc ‘A’ *	4,483	52,227
Cypress Bioscience Inc * †	20,178	164,854
Cytokinetics Inc *	19,852	105,017
Cytori Therapeutics Inc * †	14,000	55,300
Delcath Systems Inc * †	11,900	58,429
Depomed Inc *	27,000	117,990
DexCom Inc * †	24,300	192,699
Dionex Corp * †	9,359	608,054
Discovery Laboratories Inc * †	48,849	66,435
DURECT Corp * †	42,990	114,783
Dyax Corp *	31,700	113,803
Eclipsys Corp * †	29,733	573,847
Electro-Optical Sciences Inc * †	9,100	87,178
Emergency Medical Services Corp ‘A’ *	4,665	216,923
Emergent BioSolutions Inc * †	8,494	150,004
Emeritus Corp * †	10,565	231,902
Endologix Inc * †	22,500	139,275
EnteroMedics Inc *	10,000	47,900
Enzo Biochem Inc *	17,033	120,594
Enzon Pharmaceuticals Inc * †	24,004	198,033
eResearchTechnology Inc *	22,591	158,137
ev3 Inc *	37,558	462,339
Exactech Inc *	4,400	69,256
Exelixis Inc * †	56,291	359,137
Facet Biotech Corp * †	12,980	224,424
Genomic Health Inc * †	7,205	157,501
Genoptix Inc * †	8,039	279,596
Gentiva Health Services Inc *	15,364	384,254
Geron Corp * †	47,223	309,783
Greatbatch Inc * †	12,254	275,347
GTx Inc * †	9,843	125,990
Haemonetics Corp *	12,816	719,234
Halozyme Therapeutics Inc * †	33,731	239,827
Hanger Orthopedic Group Inc *	13,100	181,697
Hansen Medical Inc *	11,760	41,160
Harvard Bioscience Inc *	12,100	45,859
Health Grades Inc *	12,500	61,875
HealthSouth Corp *	46,789	731,780
Healthspring Inc *	25,931	317,655
Healthways Inc *	17,883	273,968
HeartWare International Inc *	2,400	71,976
Hemispherx Biopharma Inc * †	58,500	117,000
Hi-Tech Pharmacal Co Inc *	3,500	78,540
HMS Holdings Corp * †	12,774	488,350
Home Diagnostics Inc *	7,300	49,348
Human Genome Sciences Inc *	84,978	1,599,286
I-Flow Corp *	11,223	127,830
ICU Medical Inc *	6,026	222,118
Idenix Pharmaceuticals Inc * †	13,865	42,843
Idera Pharmaceuticals Inc * †	11,600	85,956
Immucor Inc *	36,134	639,572
ImmunoGen Inc * †	27,800	225,458
Immunomedics Inc * †	32,584	179,864
Impax Laboratories Inc *	32,100	280,554
Incyte Corp Ltd * †	37,787	255,062
Infinity Pharmaceuticals Inc *	8,900	55,447
Insmed Inc *	65,900	54,038
Inspire Pharmaceuticals Inc * †	29,700	155,034
Insulet Corp * †	13,821	155,210
Integra LifeSciences Holdings Corp * †	9,935	339,280
InterMune Inc * †	20,192	321,659
Invacare Corp †	15,063	335,604
inVentiv Health Inc *	17,766	297,225
IPC The Hospitalist Co Inc *	8,532	268,331
IRIS International Inc *	9,500	107,350
Isis Pharmaceuticals Inc *	49,377	719,423
ISTA Pharmaceuticals Inc *	16,900	75,374
Javelin Pharmaceuticals Inc * †	25,108	48,961
Kendle International Inc *	6,812	113,897
Kensey Nash Corp *	4,318	125,006
Kindred Healthcare Inc *	19,032	308,889
KV Pharmaceutical Co ‘A’ * †	16,441	50,474
Landauer Inc	4,915	270,227
Lannett Co Inc * †	4,800	35,904
LCA-Vision Inc * †	7,900	55,379
Lexicon Pharmaceuticals Inc * †	43,200	92,016
LHC Group Inc * †	7,241	216,723
Life Sciences Research Inc * †	4,700	37,412
Ligand Pharmaceuticals Inc ‘B’ * †	59,868	138,295
Luminex Corp * †	21,979	373,643
Magellan Health Services Inc *	17,460	542,308
MAKO Surgical Corp * †	7,900	69,204
MannKind Corp * †	28,473	280,459
MAP Pharmaceuticals Inc * †	3,551	37,143
Martek Biosciences Corp * †	17,544	396,319
Masimo Corp * †	26,830	702,946
Matrixx Initiatives Inc * †	2,300	13,064
Maxygen Inc *	12,819	85,759
MedAssets Inc * †	20,876	471,171

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
MedCath Corp *	7,871	$69,029
Medical Action Industries Inc *	7,038	84,949
Medicis Pharmaceutical Corp ‘A’	29,446	628,672
Medidata Solutions Inc *	3,400	51,510
Medivation Inc *	15,246	413,776
MedQuist Inc	4,200	26,712
Merge Healthcare Inc *	13,000	53,430
Meridian Bioscience Inc †	21,475	537,090
Merit Medical Systems Inc *	14,746	255,548
Metabolix Inc * †	10,309	105,977
Metropolitan Health Networks Inc *	19,800	43,164
Micromet Inc * †	27,800	185,148
Micrus Endovascular Corp * †	8,297	107,446
MiddleBrook Pharmaceuticals Inc * †	20,800	23,920
Molecular Insight Pharmaceuticals Inc * †	9,200	50,876
Molina Healthcare Inc * †	7,007	144,975
Momenta Pharmaceuticals Inc *	18,660	197,983
MWI Veterinary Supply Inc *	5,669	226,477
Myriad Pharmaceuticals Inc *	10,916	63,968
Nabi Biopharmaceuticals *	27,813	99,849
Nanosphere Inc *	5,542	39,681
National Healthcare Corp †	4,082	152,218
National Research Corp	700	16,891
Natus Medical Inc *	14,783	228,102
Nektar Therapeutics * †	49,031	477,562
Neogen Corp *	7,000	226,030
Neurocrine Biosciences Inc *	21,288	64,928
NeurogesX Inc *	6,500	52,000
Nighthawk Radiology Holdings Inc *	11,113	80,347
NovaMed Inc * †	9,700	43,941
Novavax Inc * †	31,200	123,552
NPS Pharmaceuticals Inc *	25,100	100,902
NuVasive Inc * †	19,307	806,260
NxStage Medical Inc * †	11,662	78,019
Obagi Medical Products Inc *	9,141	106,036
Odyssey HealthCare Inc *	17,427	217,838
Omnicell Inc *	16,751	186,606
OncoGenex Pharmaceutical Inc *	2,000	72,000
Onyx Pharmaceuticals Inc *	31,362	939,919
Opko Health Inc * †	22,500	51,300
Optimer Pharmaceuticals Inc * †	15,200	205,656
OraSure Technologies Inc *	25,988	75,365
Orexigen Therapeutics Inc * †	12,224	120,406
Orthofix International NV * (Netherlands)	9,085	267,008
Orthovita Inc * †	35,000	153,650
Osiris Therapeutics Inc * †	8,749	58,268
Owens & Minor Inc †	21,178	958,304
OXiGENE Inc *	17,600	24,992
Pain Therapeutics Inc *	18,361	92,907
Palomar Medical Technologies Inc *	9,604	155,681
Par Pharmaceutical Cos Inc * †	17,351	373,220
PAREXEL International Corp *	30,450	413,816
PDL BioPharma Inc †	58,900	464,132
Pharmasset Inc *	10,900	230,426
PharMerica Corp * †	16,173	300,333
Phase Forward Inc *	22,895	321,446
Poniard Pharmaceuticals Inc *	12,200	91,256
POZEN Inc *	13,968	102,804
Progenics Pharmaceuticals Inc * †	14,802	77,562
Protalix BioTherapeutics Inc *	17,705	146,243
PSS World Medical Inc *	29,648	647,216
Psychiatric Solutions Inc * †	29,750	796,110
Quality Systems Inc †	11,831	728,435
Questcor Pharmaceuticals Inc *	30,300	167,256
Quidel Corp *	13,624	221,118
RadNet Inc *	14,800	38,332
Regeneron Pharmaceuticals Inc *	33,351	643,674
RehabCare Group Inc *	9,762	211,738
Repligen Corp *	16,300	81,663
Repros Therapeutics Inc * †	5,900	5,310
Res-Care Inc *	13,296	188,936
Rigel Pharmaceuticals Inc *	23,987	196,693
Rochester Medical Corp * †	5,100	61,404
Rockwell Medical Technologies Inc * †	7,000	54,460
RTI Biologics Inc *	28,932	125,854
Salix Pharmaceuticals Ltd * †	25,494	542,002
Sangamo Biosciences Inc *	21,700	178,157
Santarus Inc *	28,600	94,094
Savient Pharmaceuticals Inc * †	30,540	464,208
SciClone Pharmaceuticals Inc *	17,400	74,124
Seattle Genetics Inc * †	41,889	587,703
Sequenom Inc * †	27,400	88,502
SIGA Technologies Inc * †	13,400	105,726
Sirona Dental Systems Inc *	8,991	267,482
Skilled Healthcare Group Inc ‘A’ * †	9,689	77,803
Somanetics Corp	5,200	83,824
SonoSite Inc * †	9,114	241,156
Spectranetics Corp	17,176	110,098
Spectrum Pharmaceuticals Inc	20,200	135,946
StemCells Inc †	53,200	86,716
Stereotaxis Inc †	13,817	61,624
STERIS Corp †	30,930	941,818
Sucampo Pharmaceuticals Inc ‘A’ †	5,800	33,814
Sun Healthcare Group Inc *	23,128	199,826
Sunrise Senior Living Inc	23,835	72,220
SuperGen Inc †	29,900	79,833
SurModics Inc * †	8,185	201,351
Symmetry Medical Inc *	19,005	197,082
Synovis Life Technologies Inc *	4,600	63,480
Synta Pharmaceuticals Corp	8,868	27,491
The Ensign Group Inc †	6,000	84,180
The Medicines Co *	27,934	307,553
The Providence Service Corp *	5,638	65,739
Theravance Inc * †	28,200	412,848
Thoratec Corp *	28,392	859,426
TomoTherapy Inc	20,726	89,744
TranS1 Inc †	7,039	33,858
Transcend Services Inc	3,100	54,157
Triple-S Management Corp ‘B’	10,873	182,340
U.S. Physical Therapy Inc *	6,600	99,462
Universal American Corp *	13,825	130,232
Utah Medical Products Inc †	2,100	61,572
Vanda Pharmaceuticals Inc †	14,100	164,124
Varian Inc *	14,629	746,957
Vascular Solutions Inc	8,600	71,122
Vical Inc †	19,200	81,792
ViroPharma Inc * †	41,003	394,449
Virtual Radiologic Corp	2,680	34,920
Vital Images Inc *	7,655	95,841
Vivus Inc * †	40,138	419,442
Volcano Corp *	25,598	430,558
WellCare Health Plans Inc * †	22,400	552,160
West Pharmaceutical Services Inc †	16,509	670,430
Wright Medical Group Inc *	18,876	337,125
XenoPort Inc *	15,054	319,596
Young Innovations Inc	2,800	73,668
ZOLL Medical Corp *	11,160	240,163
ZymoGenetics Inc	20,250	122,310

		65,880,185

Industrials - 15.7%

3D Systems Corp	8,929	82,415
A.O. Smith Corp †	10,758	409,880
AAON Inc	5,699	114,436
AAR Corp * †	19,531	428,510
ABM Industries Inc †	24,322	511,735
Acacia Research-Acacia Technologies Corp *	16,700	145,457
ACCO Brands Corp *	28,782	207,806
Aceto Corp	13,100	86,460
Actuant Corp ‘A’	34,420	552,785

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Acuity Brands Inc †	22,144	$713,258
Administaff Inc	11,186	293,856
Advanced Battery Technologies Inc * †	25,400	110,236
Aerovironment Inc *	7,011	196,939
Air Transport Services Group Inc *	29,300	101,378
Aircastle Ltd (Bermuda)	25,400	245,618
AirTran Holdings Inc * †	63,536	397,100
Alamo Group Inc	3,400	53,720
Alaska Air Group Inc *	19,219	514,877
Albany International Corp ‘A’	14,845	287,993
Allegiant Travel Co * †	7,408	282,171
Altra Holdings Inc *	13,485	150,897
AMERCO Inc * †	4,834	221,687
American Commercial Lines Inc *	4,774	139,019
American Ecology Corp †	9,620	179,894
American Railcar Industries Inc †	4,923	52,233
American Reprographics Co *	19,262	183,374
American Science & Engineering Inc	4,308	293,116
American Superconductor Corp * †	22,028	738,819
American Woodmark Corp †	5,481	106,003
Ameron International Corp	4,473	313,021
Ampco-Pittsburgh Corp †	4,510	119,921
Amrep Corp * †	704	9,293
APAC Customer Services Inc * †	12,900	76,239
Apogee Enterprises Inc †	14,769	221,830
Applied Industrial Technologies Inc †	22,394	473,857
Applied Signal Technology Inc †	5,700	132,639
Argan Inc *	4,500	60,480
Argon ST Inc *	7,176	136,703
Arkansas Best Corp †	12,368	370,298
Ascent Solar Technologies Inc * †	8,200	61,828
Astec Industries Inc *	9,550	243,239
Astronics Corp *	4,900	46,060
ATC Technology Corp *	10,507	207,618
Atlas Air Worldwide Holdings Inc *	8,245	263,593
Avis Budget Group Inc * †	53,700	717,432
AZZ Inc * †	6,478	260,221
Badger Meter Inc †	7,099	274,660
Baldor Electric Co †	24,677	674,669
Barnes Group Inc	24,637	421,046
Barrett Business Services Inc	3,800	40,204
Beacon Roofing Supply Inc * †	23,908	382,050
Belden Inc	24,707	570,732
Blount International Inc *	20,323	192,459
BlueLinx Holdings Inc *	5,000	20,050
Bowne & Co Inc	17,994	138,554
Brady Corp ‘A’	25,354	728,167
Briggs & Stratton Corp †	24,870	482,727
Broadwind Energy Inc * †	17,700	139,653
Builders FirstSource Inc * †	7,941	34,623
CAI International Inc *	4,985	36,739
Cascade Corp †	4,851	129,716
CBIZ Inc * †	24,544	183,098
CDI Corp	6,422	90,229
Celadon Group Inc *	11,708	132,418
Cenveo Inc * †	27,139	187,802
Ceradyne Inc *	13,650	250,205
Chart Industries Inc *	15,083	325,642
Chase Corp †	2,900	33,930
China BAK Battery Inc * †	19,900	98,505
China Fire & Security Group Inc * †	7,400	142,080
CIRCOR International Inc	8,995	254,199
CLARCOR Inc	27,005	846,877
Clean Harbors Inc * †	10,805	607,889
Colfax Corp *	12,500	132,875
Columbus McKinnon Corp *	10,060	152,409
Comfort Systems USA Inc	20,508	237,688
COMSYS IT Partners Inc *	7,994	51,162
Consolidated Graphics Inc *	5,166	128,892
Cornell Cos Inc *	5,752	129,075
CoStar Group Inc * †	10,546	434,706
Courier Corp	5,242	79,416
CRA International Inc *	5,037	137,460
Cubic Corp	8,277	326,693
Curtiss-Wright Corp	23,921	816,424
Deluxe Corp	27,123	463,803
Diamond Management & Technology Consultants Inc	14,600	100,010
DigitalGlobe Inc *	7,700	172,249
Dollar Thrifty Automotive Group Inc * †	10,612	260,949
Ducommun Inc	5,400	102,114
DXP Enterprises Inc * †	4,100	45,715
Dycom Industries Inc *	20,642	253,897
Dynamex Inc *	4,740	77,404
Dynamic Materials Corp	6,805	135,828
DynCorp International Inc ‘A’ *	13,107	235,926
Eagle Bulk Shipping Inc	29,270	150,155
EMCOR Group Inc *	34,816	881,541
Encore Wire Corp	9,579	213,995
Ener1 Inc *	26,800	185,456
Energy Conversion Devices Inc * †	22,414	259,554
Energy Recovery Inc * †	17,482	101,745
EnergySolutions Inc	39,997	368,772
EnerNOC Inc * †	6,802	225,554
EnerSys *	20,875	461,755
Ennis Inc	13,624	219,755
EnPro Industries Inc * †	10,606	242,453
ESCO Technologies Inc * †	13,909	548,015
Esterline Technologies Corp *	14,703	576,505
Evergreen Solar Inc * †	99,420	190,886
Exponent Inc *	7,611	214,402
Federal Signal Corp †	26,390	189,744
First Advantage Corp ‘A’ *	5,811	107,794
Flanders Corp *	8,200	42,312
Flow International Corp *	18,916	48,992
Force Protection Inc *	37,016	202,107
Forward Air Corp †	15,375	355,931
Franklin Covey Co *	6,200	36,270
Franklin Electric Co Inc †	12,199	349,745
FreightCar America Inc	5,386	130,880
Fuel Tech Inc *	9,382	105,078
FuelCell Energy Inc *	34,485	147,251
Furmanite Corp *	19,400	83,614
Fushi Copperweld Inc * †	8,133	68,805
G&K Services Inc ‘A’	9,832	217,877
Genco Shipping & Trading Ltd †	12,608	261,994
GenCorp Inc *	23,379	125,311
Genesee & Wyoming Inc ‘A’ * †	18,696	566,863
GeoEye Inc * †	8,780	235,304
Gibraltar Industries Inc	14,829	196,781
GP Strategies Corp *	7,700	57,673
GrafTech International Ltd *	63,391	931,848
Graham Corp †	4,100	63,755
Granite Construction Inc †	16,884	522,391
Great Lakes Dredge & Dock Corp	21,628	150,963
Griffon Corp *	22,604	227,622
GT Solar International Inc * †	15,864	92,170
H&E Equipment Services Inc *	14,226	161,181
Harbin Electric Inc *	6,900	116,472
Hawaiian Holdings Inc *	27,100	223,846
Healthcare Services Group Inc †	22,933	421,050
Heartland Express Inc †	26,736	384,998
HEICO Corp †	11,512	499,160
Heidrick & Struggles International Inc	7,930	184,452
Heritage-Crystal Clean Inc *	1,400	17,850
Herley Industries Inc *	7,200	93,960
Herman Miller Inc	28,539	482,595
Hexcel Corp *	51,180	585,499
Hill International Inc *	13,400	95,140
HNI Corp	23,800	561,680

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Horizon Lines Inc ‘A’ †	15,935	$101,187
Houston Wire & Cable Co †	9,338	103,185
Hub Group Inc ‘A’ *	19,691	449,939
Hurco Cos Inc * †	3,164	54,041
Huron Consulting Group Inc * †	10,565	272,894
ICF International Inc *	4,700	142,504
ICT Group Inc *	4,457	46,799
II-VI Inc *	13,156	334,689
InnerWorkings Inc * †	12,355	61,034
Insituform Technologies Inc ‘A’ *	20,592	394,131
Insteel Industries Inc †	8,978	107,287
Integrated Electrical Services Inc *	4,364	35,130
Interface Inc ‘A’	26,867	222,996
Interline Brands Inc *	17,193	289,702
International Shipholding Corp †	2,900	89,349
JetBlue Airways Corp * †	127,594	763,012
John Bean Technologies Corp	14,600	265,282
K-Tron International Inc *	1,300	123,773
Kadant Inc *	6,448	78,214
Kaman Corp	13,589	298,686
Kaydon Corp	17,609	570,884
Kelly Services Inc ‘A’	13,850	170,355
Kforce Inc *	16,017	192,524
Kimball International Inc ‘B’	17,293	131,946
Knight Transportation Inc	30,245	507,511
Knoll Inc	24,887	259,571
Korn/Ferry International * †	23,140	337,613
LaBarge Inc * †	6,300	70,875
Ladish Co Inc *	8,442	127,727
Lawson Products Inc	2,346	40,844
Layne Christensen Co *	10,277	329,378
LB Foster Co ‘A’ *	5,322	162,747
Lindsay Corp †	5,869	231,121
LMI Aerospace Inc * †	4,500	45,135
LSI Industries Inc	10,116	67,271
M&F Worldwide Corp *	5,721	115,793
Marten Transport Ltd *	8,141	138,885
MasTec Inc * †	27,575	335,036
McGrath RentCorp †	12,824	272,767
Met-Pro Corp	7,700	74,613
Metalico Inc * †	14,300	59,631
Michael Baker Corp *	4,116	149,575
Microvision Inc * †	36,500	201,115
Miller Industries Inc *	6,200	68,200
Mine Safety Appliances Co †	14,029	385,938
Mobile Mini Inc * †	18,818	326,681
Moog Inc ‘A’ *	22,535	664,783
MPS Group Inc * †	48,947	514,922
Mueller Industries Inc	19,703	470,311
Mueller Water Products Inc ‘A’	76,873	421,264
Multi-Color Corp	5,230	80,699
MYR Group Inc *	9,100	191,919
NACCO Industries Inc ‘A’	2,885	173,302
Navigant Consulting Inc *	25,493	344,156
NCI Building Systems Inc * †	5,844	18,701
Nordson Corp	17,779	997,224
North American Galvanizing & Coating Inc *	6,700	40,669
Northwest Pipe Co *	4,183	140,256
Odyssey Marine Exploration Inc *	26,655	49,578
Old Dominion Freight Line Inc *	13,824	420,664
Omega Flex Inc †	1,400	23,478
On Assignment Inc *	19,124	111,875
Orbital Sciences Corp *	29,839	446,690
Orion Energy Systems Inc *	11,117	34,796
Orion Marine Group Inc * †	13,300	273,182
Otter Tail Corp †	18,750	448,688
Pacer International Inc	14,829	57,240
Patriot Transportation Holding Inc * †	727	54,889
Perma-Fix Environmental Services *	27,500	64,350
Pike Electric Corp *	8,914	106,790
PMFG Inc * †	6,900	88,734
Polypore International Inc *	11,992	154,817
Portec Rail Products Inc	4,000	37,960
Powell Industries Inc *	4,133	158,666
Power-One Inc * †	40,715	79,394
PowerSecure International Inc * †	9,300	63,054
Preformed Line Products Co	1,171	46,899
Primoris Services Corp	5,300	38,213
Quanex Building Products Corp	20,330	291,939
Raven Industries Inc	8,510	227,472
RBC Bearings Inc *	11,494	268,155
Regal-Beloit Corp †	17,994	822,506
Republic Airways Holdings Inc * †	16,497	153,917
Resources Connection Inc *	23,846	406,813
Robbins & Myers Inc	14,045	329,777
Rollins Inc	23,193	437,188
RSC Holdings Inc * †	25,788	187,479
Rush Enterprises Inc ‘A’ * †	16,927	218,697
Saia Inc * †	7,155	115,052
SatCon Technology Corp *	29,900	51,129
Sauer-Danfoss Inc †	5,804	44,517
Schawk Inc	7,851	91,621
School Specialty Inc *	9,965	236,370
Seaboard Corp	180	234,004
Simpson Manufacturing Co Inc †	20,222	510,808
SkyWest Inc	29,433	487,999
SmartHeat Inc *	3,500	41,545
Spherion Corp *	27,329	169,713
Standard Parking Corp †	4,090	71,534
Standex International Corp	6,577	130,422
Stanley Inc * †	6,102	156,943
Steelcase Inc ‘A’ †	37,800	234,738
Sterling Construction Co Inc *	7,000	125,370
Sun Hydraulics Corp †	6,371	134,173
SYKES Enterprises Inc *	18,373	382,526
TAL International Group Inc †	8,128	115,580
Taser International Inc	32,644	154,080
TBS International Ltd ‘A’ * † (Bermuda)	7,090	61,683
Team Inc *	10,023	169,890
Tecumseh Products Co ‘A’ †	9,834	111,419
Teledyne Technologies Inc *	19,133	688,597
Tennant Co	9,837	285,863
Tetra Tech Inc *	30,202	801,259
Textainer Group Holdings Ltd † (Bermuda)	4,941	79,105
The Advisory Board Co *	8,166	205,293
The Corporate Executive Board Co †	17,000	423,300
The Eastern Co	3,600	57,240
The Geo Group Inc *	25,266	509,615
The Gorman-Rupp Co †	7,759	193,277
The Greenbrier Cos Inc †	8,900	104,219
The Middleby Corp * †	8,622	474,296
The Standard Register Co	9,323	54,819
Titan International Inc †	16,567	147,446
Titan Machinery Inc * †	6,845	85,699
Todd Shipyards Corp	2,900	47,676
Tredegar Corp	15,668	227,186
Trex Co Inc * †	8,132	148,002
Trimas Corp *	7,133	36,378
Triumph Group Inc	8,149	391,071
TrueBlue Inc *	23,747	334,120
Tutor Perini Corp *	13,591	289,488
Twin Disc Inc	4,586	57,187
UAL Corp * †	72,900	672,138
Ultralife Corp †	6,400	38,784
Ultrapetrol Bahamas Ltd * (Bahamas)	11,305	55,621
United Capital Corp	700	16,184
United Rentals Inc *	31,900	328,570
United Stationers Inc *	12,592	599,505
Universal Forest Products Inc †	9,562	377,317
Universal Truckload Services Inc †	3,042	50,223

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
US Airways Group Inc * †	80,300	$377,410
USA Truck Inc *	3,900	49,530
Valence Technology Inc †	27,100	48,780
Viad Corp	10,910	217,218
Vicor Corp *	9,878	76,258
Volt Information Sciences Inc *	6,411	78,342
VSE Corp	1,600	62,416
Waste Services Inc	8,176	37,773
Watsco Inc	13,443	724,712
Watson Wyatt Worldwide Inc ‘A’	21,676	944,207
Watts Water Technologies Inc ‘A’ †	15,374	465,064
Werner Enterprises Inc †	20,759	386,740
Willis Lease Finance Corp	2,500	34,175
Woodward Governor Co †	31,953	775,180
YRC Worldwide Inc * †	27,600	122,820

		73,377,958

Information Technology - 19.1%

3Com Corp * †	199,932	1,045,644
3PAR Inc * †	14,549	160,475
ACI Worldwide Inc *	18,517	280,162
Acme Packet Inc *	21,631	216,526
Actel Corp *	13,862	168,701
ActivIdentity Corp *	22,900	63,433
Actuate Corp *	23,564	136,200
Acxiom Corp *	36,000	340,560
Adaptec Inc *	65,808	219,799
ADC Telecommunications Inc *	48,800	406,992
ADTRAN Inc †	27,620	678,071
Advanced Analogic Technologies Inc *	22,673	90,012
Advanced Energy Industries Inc *	17,443	248,388
Advent Software Inc * †	8,102	326,105
Agilysys Inc †	6,869	45,267
Airvana Inc *	12,100	81,917
American Software Inc ‘A’	13,000	84,890
Amkor Technology Inc * †	57,759	397,382
ANADIGICS Inc * †	33,399	157,309
Anaren Inc *	6,248	106,216
Anixter International Inc * †	14,744	591,382
Applied Micro Circuits Corp *	32,241	322,088
ArcSight Inc * †	8,900	214,223
Ariba Inc * †	46,244	536,430
ARRIS Group Inc *	65,484	851,947
Art Technology Group Inc *	66,918	258,303
Aruba Networks Inc *	31,194	275,755
AsiaInfo Holdings Inc * †	15,448	308,497
Atheros Communications Inc * †	30,764	816,169
ATMI Inc *	16,564	300,637
Avid Technology Inc *	14,972	210,955
Avocent Corp *	23,441	475,149
Bel Fuse Inc ‘B’	5,597	106,511
Benchmark Electronics Inc *	34,562	622,116
BigBand Networks Inc * †	18,516	74,249
Black Box Corp	8,304	208,347
Blackbaud Inc	23,246	539,307
Blackboard Inc *	15,923	601,571
Blue Coat Systems Inc *	20,968	473,667
Bottomline Technologies Inc *	13,081	168,745
Brightpoint Inc *	26,488	231,770
Brooks Automation Inc *	35,232	272,343
Cabot Microelectronics Corp *	12,406	432,473
CACI International Inc ‘A’ *	14,952	706,781
Callidus Software Inc * †	15,600	46,956
Cass Information Systems Inc †	4,366	130,369
Cavium Networks Inc * †	19,161	411,387
Ceva Inc *	11,000	118,250
Checkpoint Systems Inc *	20,628	339,124
China Information Security Technology Inc *	14,600	80,884
China Security & Surveillance Technology Inc * †	17,300	123,522
China TransInfo Technology Corp * †	5,400	51,084
Chordiant Software Inc *	15,899	61,847
CIBER Inc *	39,150	156,600
Cirrus Logic Inc *	30,326	168,613
Cogent Inc * †	22,636	228,624
Cognex Corp	20,994	343,882
Cogo Group Inc *	12,780	78,214
Coherent Inc * †	11,300	263,516
Cohu Inc	12,362	167,629
Communications Systems Inc	4,200	49,056
CommVault Systems Inc *	22,002	456,541
Compellent Technologies Inc * †	8,789	158,641
Computer Task Group Inc *	7,900	64,069
comScore Inc *	11,369	204,756
Comtech Telecommunications Corp * †	13,877	460,994
Comverge Inc * †	9,676	118,144
Concur Technologies Inc * †	21,064	837,505
Constant Contact Inc * †	12,711	244,687
CPI International Inc *	3,982	44,559
Cray Inc *	17,854	148,724
CSG Systems International Inc *	16,828	269,416
CTS Corp	18,205	169,306
CyberSource Corp * †	36,571	609,639
Cymer Inc *	14,738	572,719
Daktronics Inc †	17,705	151,732
DDi Corp *	6,800	28,900
DealerTrack Holdings Inc *	19,855	375,458
Deltek Inc *	7,564	58,167
DemandTec Inc * †	10,800	95,364
DG FastChannel Inc *	9,949	208,332
Dice Holdings Inc * †	8,519	55,885
Digi International Inc *	13,054	111,220
Digital River Inc *	19,223	775,071
Diodes Inc *	16,877	305,305
DivX Inc *	17,714	96,718
Double-Take Software Inc *	9,103	92,760
DSP Group Inc *	12,314	100,236
DTS Inc *	9,230	252,717
Dynamics Research Corp *	4,300	55,986
EarthLink Inc	51,909	436,555
Ebix Inc * †	3,200	177,152
Echelon Corp * †	17,853	229,768
Electro Rent Corp	9,686	111,583
Electro Scientific Industries Inc *	14,490	194,021
Electronics for Imaging Inc *	26,035	293,414
eLoyalty Corp *	4,300	34,443
EMCORE Corp * †	39,800	51,740
EMS Technologies Inc *	8,076	168,142
Emulex Corp *	41,482	426,850
Entegris Inc *	64,202	317,800
Entropic Communications Inc *	31,100	85,214
Epicor Software Corp * †	24,206	154,192
EPIQ Systems Inc *	16,862	244,499
ePlus Inc *	1,700	26,435
Euronet Worldwide Inc * †	25,818	620,407
Exar Corp *	18,663	137,173
ExlService Holdings Inc *	8,292	123,219
Extreme Networks Inc *	46,962	131,494
Fair Isaac Corp	24,600	528,654
FalconStor Software Inc *	18,117	90,041
FARO Technologies Inc *	8,709	149,621
FEI Co *	19,815	488,440
FormFactor Inc *	26,107	624,479
Forrester Research Inc *	8,250	219,780
Gartner Inc *	31,411	573,879
Global Cash Access Holdings Inc * †	20,711	151,397
Globecomm Systems Inc *	12,100	87,967
GSE Systems Inc *	8,000	49,760
GSI Commerce Inc * †	13,651	263,601
GSI Technology Inc *	8,800	35,112
Harmonic Inc *	50,660	338,409

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Harris Stratex Networks Inc ‘A’ *	28,457	$199,199
Heartland Payment Systems Inc †	19,774	286,921
Hittite Microwave Corp * †	11,298	415,540
Hughes Communications Inc *	4,598	139,503
i2 Technologies Inc *	8,239	132,154
ICx Technologies Inc * †	6,200	36,704
iGate Corp	11,404	97,846
Imation Corp †	16,076	149,025
Imergent Inc †	3,600	28,368
Immersion Corp *	14,037	60,078
Infinera Corp * †	44,460	353,457
infoGROUP Inc *	17,502	122,689
Informatica Corp * †	43,990	993,294
Information Services Group Inc * †	11,700	46,683
InfoSpace Inc *	18,924	146,472
Innodata Isogen Inc *	9,100	72,345
Insight Enterprises Inc *	24,300	296,703
Integral Systems Inc * †	6,424	44,326
Intellon Corp *	11,300	80,117
Interactive Intelligence Inc * †	6,783	129,623
InterDigital Inc *	21,862	506,324
Intermec Inc *	32,883	463,650
Internap Network Services Corp * †	26,797	86,018
Internet Brands Inc ‘A’ * †	14,200	113,316
Internet Capital Group Inc *	19,426	162,401
Intevac Inc *	11,875	159,600
iPass Inc *	30,800	42,504
IPG Photonics Corp * †	12,152	184,710
Isilon Systems Inc *	13,968	85,205
Ixia *	15,578	106,865
IXYS Corp	12,352	105,116
j2 Global Communications Inc * †	22,182	510,408
Jack Henry & Associates Inc	42,284	992,405
JDA Software Group Inc *	13,971	306,524
Kenexa Corp *	11,965	161,288
Keynote Systems Inc *	6,649	62,700
Kopin Corp * †	36,500	175,200
Kulicke & Soffa Industries Inc *	33,057	199,334
KVH Industries Inc *	7,000	69,930
L-1 Identity Solutions Inc * †	39,661	277,230
Lattice Semiconductor Corp *	60,975	137,194
Lawson Software Inc *	72,801	454,278
Limelight Networks Inc *	14,970	60,778
Lionbridge Technologies Inc *	34,500	89,700
Liquidity Services Inc *	8,144	84,046
Littelfuse Inc * †	11,503	301,839
LivePerson Inc *	21,100	106,344
LogMeIn Inc *	3,600	65,916
LoopNet Inc * †	10,031	90,680
Loral Space & Communications Inc * †	5,777	158,752
Manhattan Associates Inc *	12,209	246,622
ManTech International Corp ‘A’ *	11,017	519,562
Marchex Inc ‘B’	10,652	52,301
MAXIMUS Inc	8,578	399,735
Maxwell Technologies Inc * †	11,900	219,317
Measurement Specialties Inc *	7,418	75,738
MEMSIC Inc * †	7,200	27,000
Mentor Graphics Corp *	49,848	464,085
MercadoLibre Inc *	13,652	525,056
Mercury Computer Systems Inc *	11,998	118,300
Methode Electronics Inc	20,454	177,336
Micrel Inc	23,954	195,225
Microsemi Corp *	40,423	638,279
MicroStrategy Inc ‘A’ *	4,405	315,134
Microtune Inc *	28,192	51,309
MIPS Technologies Inc *	22,553	85,025
MKS Instruments Inc *	26,072	502,929
ModusLink Global Solutions Inc *	24,191	195,705
MoneyGram International Inc * †	44,800	140,672
Monolithic Power Systems Inc *	17,974	421,490
Monotype Imaging Holdings Inc *	12,743	107,169
Move Inc *	84,904	229,241
MSC Software Corp *	21,410	180,058
MTS Systems Corp	8,898	259,911
Multi-Fineline Electronix Inc *	5,106	146,593
NCI Inc ‘A’ * †	3,300	94,578
Ness Technologies Inc *	20,917	165,035
Net 1 U.E.P.S. Technologies Inc *	16,853	353,239
Netezza Corp * †	24,993	280,921
NETGEAR Inc *	18,255	334,979
Netlogic Microsystems Inc *	8,945	402,525
NetScout Systems Inc *	12,600	170,226
NetSuite Inc *	8,659	132,483
Network Equipment Technologies Inc * †	14,800	107,004
Newport Corp *	19,973	174,963
NIC Inc	28,118	249,969
Novatel Wireless Inc * †	14,451	164,163
NVE Corp *	2,100	111,636
Omniture Inc * †	35,725	765,944
OmniVision Technologies Inc *	24,675	401,709
Online Resources Corp *	13,685	84,436
OpenTable Inc *	1,600	44,096
OpenTV Corp ‘A’ * (United Kingdom)	45,756	63,143
Openwave Systems Inc *	44,000	114,400
Oplink Communications Inc *	10,583	153,665
OPNET Technologies Inc	7,100	77,603
OpNext Inc * †	10,276	30,109
OSI Systems Inc *	8,269	151,240
Palm Inc * †	84,666	1,475,728
PAR Technology Corp * †	3,800	24,244
Parametric Technology Corp *	61,420	848,824
Park Electrochemical Corp	10,861	267,724
ParkerVision Inc * †	15,700	64,213
PC Connection Inc *	5,070	27,581
PC Mall Inc *	6,100	41,846
PCTEL Inc * †	10,400	65,000
Pegasystems Inc †	7,379	254,797
Perficient Inc *	15,168	125,439
Pericom Semiconductor Corp *	13,246	129,943
Perot Systems Corp ‘A’ *	45,984	1,365,725
Pervasive Software Inc *	7,600	37,620
Phoenix Technologies Ltd *	15,100	55,115
Photronics Inc *	24,439	115,841
Plantronics Inc	25,858	693,253
Plexus Corp * †	20,881	550,006
PLX Technology Inc *	15,807	53,270
Polycom Inc *	42,434	1,135,109
Power Integrations Inc †	11,700	389,961
Powerwave Technologies Inc * †	67,034	107,254
Progress Software Corp *	21,143	478,889
PROS Holdings Inc *	11,021	92,797
QAD Inc	6,794	30,913
Quantum Corp *	105,144	132,481
Quest Software Inc *	30,200	508,870
Rackspace Hosting Inc * †	35,176	600,103
Radiant Systems Inc *	14,666	157,513
RadiSys Corp * †	12,562	109,164
RAE Systems Inc * †	26,900	29,590
RealNetworks Inc *	43,839	163,081
Renaissance Learning Inc †	2,666	26,500
RF Micro Devices Inc *	140,134	760,928
RightNow Technologies Inc *	11,266	162,681
Rimage Corp *	4,981	85,125
Riverbed Technology Inc * †	27,800	610,488
Rofin-Sinar Technologies Inc *	15,348	352,390
Rogers Corp * †	8,309	249,021
Rosetta Stone Inc * †	3,200	73,472
Rubicon Technology Inc * †	6,538	97,024
Rudolph Technologies Inc *	16,178	119,717
S1 Corp *	27,181	167,979

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Saba Software Inc *	12,200	$51,362
Sapient Corp *	44,717	359,525
SAVVIS Inc *	19,191	303,602
ScanSource Inc *	14,005	396,622
SeaChange International Inc *	16,641	124,808
Semitool Inc *	11,814	99,828
Semtech Corp *	32,356	550,376
ShoreTel Inc *	23,460	183,223
Sigma Designs Inc * †	12,613	183,267
Silicon Graphics International Corp *	15,082	101,200
Silicon Image Inc * †	39,476	95,927
Silicon Storage Technology Inc *	43,991	106,458
Skyworks Solutions Inc *	84,820	1,123,017
SMART Modular Technologies Inc * (Cayman)	19,818	94,334
Smith Micro Software Inc *	14,701	181,704
SolarWinds Inc * †	6,300	138,789
Solera Holdings Inc	36,767	1,143,821
SonicWALL Inc *	29,023	243,793
Sonus Networks Inc * †	109,119	231,332
Sourcefire Inc *	11,600	249,052
Spectrum Control Inc	6,300	53,487
SPSS Inc *	9,135	456,293
SRA International Inc ‘A’ *	22,085	476,815
SRS Labs Inc *	5,600	40,936
Standard Microsystems Corp *	11,631	269,956
Starent Networks Corp *	19,557	497,139
StarTek Inc * †	5,900	51,212
STEC Inc * †	12,300	361,497
Stratasys Inc * †	10,681	183,286
SuccessFactors Inc * †	19,629	276,180
Super Micro Computer Inc *	12,135	102,662
Supertex Inc * †	4,861	145,830
support.com Inc †	26,700	64,080
Switch & Data Facilities Co Inc *	10,743	146,212
Sycamore Networks Inc	103,943	313,908
Symmetricom Inc *	23,111	119,715
Symyx Technologies Inc *	18,047	119,471
Synaptics Inc * †	17,149	432,155
Synchronoss Technologies Inc	10,049	125,311
SYNNEX Corp * †	10,156	309,555
Syntel Inc †	6,758	322,559
Take-Two Interactive Software Inc * †	40,030	448,736
Taleo Corp ‘A’ * †	16,576	375,281
Technitrol Inc	21,525	198,245
TechTarget Inc	6,263	35,699
Techwell Inc	7,873	86,446
Tekelec *	35,289	579,798
TeleCommunication Systems Inc ‘A’ *	20,300	169,708
TeleTech Holdings Inc *	17,040	290,702
Terremark Worldwide Inc †	28,481	177,152
Tessera Technologies Inc *	25,783	719,088
The Hackett Group Inc * †	22,200	64,380
The Knot Inc *	15,968	174,371
The Ultimate Software Group Inc *	12,858	369,282
THQ Inc * †	32,925	225,207
TIBCO Software Inc *	88,454	839,428
Tier Technologies Inc ‘B’	8,900	75,472
TiVo Inc * †	53,703	556,363
TNS Inc *	13,372	366,393
Travelzoo Inc	3,600	50,868
Trident Microsystems Inc *	33,228	86,061
TriQuint Semiconductor Inc *	74,668	576,437
TTM Technologies Inc *	22,841	261,986
Tyler Technologies Inc * †	16,277	278,174
Ultratech Inc *	10,717	141,786
Unica Corp	6,132	46,726
Unisys Corp * †	187,400	500,358
United Online Inc	44,300	356,172
Universal Display Corp †	15,261	182,216
UTStarcom Inc †	61,188	127,883
ValueClick Inc *	43,708	576,509
VASCO Data Security International Inc	14,121	104,778
Veeco Instruments Inc * †	16,983	396,044
VeriFone Holdings Inc *	38,196	606,934
ViaSat Inc *	13,729	364,917
Virage Logic Corp	10,400	54,184
Virtusa Corp *	6,600	62,634
Vocus Inc *	8,755	182,892
Volterra Semiconductor Corp *	11,616	213,386
Web.com Group Inc *	14,000	99,260
Websense Inc *	23,470	394,296
White Electronic Designs Corp	11,500	53,130
Wright Express Corp *	20,287	598,669
X-Rite Inc †	17,500	35,175
Zix Corp †	38,000	83,600
Zoran Corp *	27,342	314,980
Zygo Corp	8,057	54,626

		89,658,923

Materials - 4.4%

A. Schulman Inc	11,533	229,853
A.M. Castle & Co	8,824	87,711
AEP Industries Inc *	2,878	114,832
Allied Nevada Gold Corp *	27,000	264,330
AMCOL International Corp †	12,361	282,943
American Vanguard Corp †	9,833	81,712
Ampal American Israel Corp ‘A’ *	10,379	21,069
Arch Chemicals Inc †	13,269	397,937
Balchem Corp †	9,751	256,451
Boise Inc * †	15,838	83,625
Brush Engineered Materials Inc *	10,713	262,040
Buckeye Technologies Inc *	19,692	211,295
Bway Holding Co *	4,000	74,040
Calgon Carbon Corp * †	27,517	408,077
Century Aluminum Co * †	24,100	225,335
China Green Agriculture Inc †	3,900	45,708
China Precision Steel Inc * †	16,300	44,336
Clearwater Paper Corp *	5,490	226,902
Coeur d’Alene Mines Corp *	38,126	781,583
Deltic Timber Corp †	5,583	255,534
Domtar Corp * †	21,900	771,318
Ferro Corp †	22,559	200,775
General Moly Inc * †	33,678	106,086
General Steel Holdings Inc * †	7,200	28,008
GenTek Inc * †	4,441	168,936
Glatfelter	24,597	282,374
Graphic Packaging Holding Co *	57,021	131,719
H.B. Fuller Co	25,717	537,485
Hawkins Inc †	3,600	84,096
Haynes International Inc *	6,376	202,884
Headwaters Inc * †	23,017	89,076
Hecla Mining Co *	108,892	478,036
Horsehead Holding Corp *	21,172	248,136
ICO Inc *	14,900	69,583
Innophos Holdings Inc	9,162	169,497
Innospec Inc	12,719	187,605
Kaiser Aluminum Corp	8,147	296,225
KapStone Paper & Packaging Corp *	8,900	72,446
Koppers Holdings Inc	10,796	320,101
Landec Corp *	13,544	86,682
Louisiana-Pacific Corp * †	54,900	366,183
LSB Industries Inc * †	9,168	142,746
Minerals Technologies Inc	9,891	470,416
Myers Industries Inc	17,768	191,361
Neenah Paper Inc	7,798	91,782
NewMarket Corp	4,938	459,432
NL Industries Inc †	3,764	25,219
Olin Corp	39,249	684,503
Olympic Steel Inc †	4,105	117,772
OM Group Inc *	15,892	482,958

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
OMNOVA Solutions Inc *	20,600	$133,488
Paramount Gold and Silver Corp †	31,800	43,566
PolyOne Corp *	49,902	332,846
Quaker Chemical Corp	5,800	127,194
Rock-Tenn Co ‘A’	19,581	922,461
Rockwood Holdings Inc * †	26,081	536,486
RTI International Metals Inc *	14,931	371,931
Schweitzer-Mauduit International Inc	7,557	410,799
Sensient Technologies Corp †	25,814	716,855
ShengdaTech Inc * †	14,480	92,093
Silgan Holdings Inc †	13,621	718,235
Solutia Inc *	60,300	698,274
Spartech Corp	16,227	174,765
Stepan Co	3,914	235,153
Stillwater Mining Co	21,646	145,461
Sutor Technology Group Ltd †	5,100	16,116
Texas Industries Inc †	12,108	508,415
U.S. Concrete Inc †	17,940	31,036
United States Lime & Minerals Inc †	900	32,328
Universal Stainless & Alloy	3,505	63,966
US Gold Corp	42,200	121,958
W.R. Grace & Co * †	36,850	801,119
Wausau Paper Corp	24,205	242,050
Westlake Chemical Corp †	10,300	264,710
Worthington Industries Inc	31,877	443,090
Zep Inc †	11,442	185,932
Zoltek Cos Inc †	14,700	154,350

		20,443,430

Telecommunication Services - 1.2%

AboveNet Inc *	6,600	321,816
Alaska Communications Systems Group Inc †	21,712	200,836
Atlantic Tele-Network Inc	4,731	252,730
Cbeyond Inc * †	12,287	198,189
Centennial Communications Corp * †	45,442	362,627
Cincinnati Bell Inc * †	110,047	385,165
Cogent Communications Group Inc * †	23,470	265,211
Consolidated Communications Holdings Inc †	12,323	197,291
D&E Communications Inc †	7,400	85,026
FairPoint Communications Inc †	48,322	19,812
General Communication Inc ‘A’ *	24,310	166,767
Global Crossing Ltd * (Bermuda)	15,687	224,324
Hickory Tech Corp	6,500	55,575
Ibasis Inc *	14,817	31,412
inContact Inc *	16,700	49,766
Iowa Telecommunications Services Inc †	14,967	188,584
iPCS Inc *	9,020	156,948
Neutral Tandem Inc *	16,158	367,756
NTELOS Holdings Corp	16,035	283,178
PAETEC Holding Corp *	66,294	256,558
Premiere Global Services Inc *	33,080	274,895
Shenandoah Telecommunications Co †	12,471	223,854
SureWest Communications †	7,300	90,666
Syniverse Holdings Inc *	36,304	635,320
USA Mobility Inc †	11,941	153,800
Virgin Mobile USA Inc ‘A’ †	17,799	88,995

		5,537,101

Utilities - 3.2%

ALLETE Inc	14,554	488,578
American States Water Co	9,752	352,827
Artesian Resources Corp ‘A’ †	3,100	52,142
Avista Corp	28,961	585,591
Black Hills Corp	20,523	516,564
Cadiz Inc * †	6,097	71,335
California Water Service Group	10,439	406,495
Central Vermont Public Service Corp	5,824	112,403
CH Energy Group Inc †	8,385	371,539
Chesapeake Utilities Corp	3,600	111,564
Cleco Corp	32,017	802,986
Connecticut Water Service Inc	4,600	102,994
Consolidated Water Co Inc † (Cayman)	7,267	118,670
El Paso Electric Co *	23,785	420,281
Florida Public Utilities Co	3,600	43,740
IDACORP Inc	24,964	718,714
MGE Energy Inc †	12,225	445,968
Middlesex Water Co	7,100	107,068
New Jersey Resources Corp	21,140	767,593
Nicor Inc	22,897	837,801
Northwest Natural Gas Co †	14,044	585,073
NorthWestern Corp †	18,992	463,975
Pennichuck Corp †	2,800	60,928
Piedmont Natural Gas Co Inc	38,968	932,894
PNM Resources Inc	42,738	499,180
Portland General Electric Co †	37,647	742,399
SJW Corp	6,878	157,162
South Jersey Industries Inc	15,115	533,560
Southwest Gas Corp	23,705	606,374
Southwest Water Co	13,015	64,034
The Empire District Electric Co †	18,112	327,646
The Laclede Group Inc	10,881	349,933
UIL Holdings Corp †	15,504	409,151
UniSource Energy Corp †	17,594	541,015
Unitil Corp †	5,600	125,720
US Geothermal Inc †	32,800	51,168
WGL Holdings Inc †	26,550	879,867
York Water Co	5,900	81,774

		14,846,706

Total Common Stocks
(Cost $593,630,668)		464,902,780

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	5,330	70,516

Total Closed-End Mutual Fund
(Cost $129,274)		70,516

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $6,746,002; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $6,885,000)	$6,746,000	6,746,000

Total Short-Term Investment
(Cost $6,746,000)		6,746,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.7%
(Cost $600,505,942)		471,719,296

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.0%

Pacific Select Liquidating Trust + Ω	39,731,146	$39,461,769
Sigma Liquidating Trust ¤ ж +	3,686,017	405
State Street Navigator Securities Lending PSF Portfolio	39,901,186	39,901,186

Total Securities Lending Collateral
(Cost $78,750,706)		79,363,360

TOTAL INVESTMENTS - 117.7%
(Cost $679,256,648)		551,082,656

OTHER ASSETS & LIABILITIES, NET - (17.7%)		(82,905,416)

NET ASSETS - 100.0%		$468,177,240

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $39,462,390 or 8.4% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $405 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	2.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Russell 2000 E-Mini (12/09)	60	$3,572,222	$45,778

(f)	As of September 30, 2009, $380,000 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.2%

Consumer Discretionary - 6.9%

Aaron’s Inc †	256,500	$6,771,600
Dover Downs Gaming & Entertainment Inc †	98,700	562,590
Hillenbrand Inc	135,000	2,749,950
International Speedway Corp ‘A’ †	182,100	5,020,497
NutriSystem Inc †	74,800	1,141,448
Phillips-Van Heusen Corp	215,200	9,208,408
RadioShack Corp †	216,100	3,580,777
Sturm Ruger & Co Inc †	122,700	1,587,738
The Buckle Inc †	241,500	8,244,810
Wolverine World Wide Inc †	255,700	6,351,588

		45,219,406

Consumer Staples - 8.1%

Cal-Maine Foods Inc †	126,100	3,375,697
Casey’s General Stores Inc †	228,900	7,182,882
Corn Products International Inc †	239,200	6,821,984
Del Monte Foods Co	718,600	8,321,388
Embotelladora Andina SA ADR ‘B’ (Chile)	171,800	3,085,528
Ruddick Corp †	229,900	6,119,938
The J.M. Smucker Co †	101,000	5,354,010
Universal Corp †	141,200	5,904,984
Vector Group Ltd †	153,615	2,393,321
WD-40 Co	90,100	2,558,840
Weis Markets Inc †	63,500	2,028,825

		53,147,397

Energy - 11.5%

Alliance Resource Partners LP †	15,800	572,908
Berry Petroleum Co ‘A’ †	219,100	5,867,498
Buckeye Partners LP †	93,700	4,536,017
Cimarex Energy Co †	200,400	8,681,328
El Paso Pipeline Partners LP †	46,000	953,580
Frontier Oil Corp †	450,300	6,268,176
Holly Corp †	270,400	6,927,648
Linn Energy LLC †	273,700	6,270,467
Magellan Midstream Partners LP †	141,100	5,305,360
NuStar Energy LP †	97,800	5,069,952
Southern Union Co †	316,000	6,569,640
Sunoco Logistics Partners LP	15,300	906,525
TC Pipelines LP †	32,300	1,230,630
Tidewater Inc †	140,400	6,611,436
Tsakos Energy Navigation Ltd † (Bermuda)	137,700	2,155,005
Williams Partners LP †	50,500	1,176,145
World Fuel Services Corp †	139,800	6,720,186

		75,822,501

Financials - 14.9%

Advance America Cash Advance Centers Inc †	439,300	2,460,080
American Equity Investment Life Holding Co †	196,900	1,382,238
American Financial Group Inc †	312,100	7,958,550
American Physicians Capital Inc †	56,000	1,613,360
Bank of Hawaii Corp †	165,400	6,870,716
Cash America International Inc †	145,700	4,394,312
Chimera Investment Corp REIT †	1,768,900	6,757,198
Cullen/Frost Bankers Inc †	131,800	6,806,152
Delphi Financial Group Inc ‘A’ †	248,648	5,626,905
Equity One Inc REIT †	277,100	4,342,157
Federated Investors Inc ‘B’ †	259,400	6,840,378
Franklin Street Properties Corp REIT	333,400	4,367,540
Healthcare Realty Trust Inc REIT †	267,400	5,650,162
HRPT Properties Trust REIT †	761,700	5,727,984
Infinity Property & Casualty Corp	90,800	3,857,184
Nationwide Health Properties Inc REIT †	215,200	6,669,048
PS Business Parks Inc REIT †	72,100	3,700,172
Raymond James Financial Inc †	198,000	4,609,440
RLI Corp †	91,200	4,813,536
Sovran Self Storage Inc REIT †	104,300	3,173,849

		97,620,961

Health Care - 7.2%

Hill-Rom Holdings Inc †	139,400	3,036,132
Invacare Corp †	155,200	3,457,856
Owens & Minor Inc †	176,300	7,977,575
PerkinElmer Inc †	376,303	7,240,070
STERIS Corp †	168,100	5,118,645
Teleflex Inc	139,800	6,753,738
The Cooper Cos Inc †	266,400	7,920,072
West Pharmaceutical Services Inc †	149,700	6,079,317

		47,583,405

Industrials - 14.8%

Acuity Brands Inc †	193,100	6,219,751
American Ecology Corp †	51,200	957,440
Applied Industrial Technologies Inc †	191,500	4,052,140
Barnes Group Inc †	245,700	4,199,013
Belden Inc †	205,200	4,740,120
Bucyrus International Inc †	211,600	7,537,192
Crane Co †	257,200	6,638,332
Curtiss-Wright Corp	185,900	6,344,767
Ennis Inc †	264,400	4,264,772
Granite Construction Inc †	178,500	5,522,790
Harsco Corp	216,300	7,659,183
KBR Inc †	337,500	7,860,375
Lennox International Inc †	179,800	6,494,376
SkyWest Inc	223,600	3,707,288
The Brink’s Co	212,800	5,726,448
Tomkins PLC ADR (United Kingdom)	71,500	857,285
Trinity Industries Inc †	181,100	3,113,109
Triumph Group Inc †	90,000	4,319,100
Valmont Industries Inc †	83,100	7,078,458

		97,291,939

Information Technology - 2.6%

Diebold Inc †	218,700	7,201,791
Himax Technologies Inc ADR † (Cayman)	235,200	783,216
Jabil Circuit Inc	511,300	6,856,533
MTS Systems Corp	58,500	1,708,785
Park Electrochemical Corp †	18,100	446,165

		16,996,490

Materials - 14.9%

AMCOL International Corp †	116,200	2,659,818
Bemis Co Inc †	280,400	7,265,164
Commercial Metals Co †	480,700	8,604,530
Compass Minerals International Inc †	145,600	8,971,872
IAMGOLD Corp † (Canada)	642,800	9,089,192
Innophos Holdings Inc †	142,800	2,641,800
International Flavors & Fragrances Inc	178,600	6,774,298
Methanex Corp (Canada)	260,000	4,500,600
Royal Gold Inc	199,200	9,083,520
RPM International Inc †	412,900	7,634,521
Sensient Technologies Corp †	232,500	6,456,525
Sonoco Products Co	247,500	6,816,150
Terra Industries Inc	229,800	7,967,166
The Lubrizol Corp †	130,400	9,318,384

		97,783,540

Telecommunication Services - 0.1%

Partner Communications Co Ltd ADR (Israel)	51,800	974,876

Utilities - 13.2%

AGL Resources Inc †	198,600	7,004,622
American Water Works Co Inc	337,800	6,735,732
Amerigas Partners LP †	17,600	634,304

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Atmos Energy Corp	243,100	$6,850,558
Avista Corp †	175,600	3,550,632
Cleco Corp †	262,900	6,593,532
Energen Corp	183,400	7,904,540
National Fuel Gas Co †	168,200	7,705,242
OGE Energy Corp †	217,400	7,191,592
Southwest Gas Corp †	183,300	4,688,814
Suburban Propane Partners LP †	75,700	3,165,774
UGI Corp	246,400	6,174,784
Vectren Corp †	253,000	5,829,120
Westar Energy Inc †	328,900	6,416,839
WGL Holdings Inc †	193,000	6,396,020

		86,842,105

Total Common Stocks
(Cost $562,057,379)		619,282,620

CLOSED-END MUTUAL FUND - 1.0%

Central Fund of Canada Ltd ‘A’ (Canada)	479,200	6,349,400

Total Closed-End Mutual Fund
(Cost $5,729,249)		6,349,400

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.4%

Repurchase Agreement - 5.4%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $35,400,010; collateralized by Fannie Mae: 4.125% - 5.000% due 04/15/14 - 04/15/15 and market value $36,111,704)	$35,400,000	35,400,000

Total Short-Term Investment
(Cost $35,400,000)		35,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.6%
(Cost $603,186,628)		661,032,020

	Shares
SECURITIES LENDING COLLATERAL - 9.1%

Pacific Select Liquidating Trust + Ω	27,718,599	27,530,667
Sigma Liquidating Trust ¤ ж +	3,415,457	376
State Street Navigator Securities Lending PSF Portfolio	32,322,191	32,322,191

Total Securities Lending Collateral
(Cost $59,425,813)		59,853,234

TOTAL INVESTMENTS - 109.7%
(Cost $662,612,441)		720,885,254

OTHER ASSETS & LIABILITIES, NET - (9.7%)		(63,698,686)

NET ASSETS - 100.0%		$657,186,568

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $27,531,043 or 4.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $376 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	1.1% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.7%

Brazil - 7.7%

All America Latina Logistica SA	1,215,000	$9,436,893
Cia de Bebidas das Americas ADR †	136,130	11,198,054
Itau Unibanco Holding SA ADR †	126,720	2,553,408
Lojas Americanas SA	3,767,028	25,409,790
Net Servicos de Comunicacao SA *	991,951	11,523,116
Petroleo Brasileiro SA ADR †	1,005,900	39,541,929
Vale SA ADR †	1,286,380	26,383,654

		126,046,844

Total Preferred Stocks (Cost $110,673,251)		126,046,844

COMMON STOCKS - 89.3%

Argentina - 0.0%

IRSA Inversiones y Representaciones SA GDR *	68,815	571,164

Bermuda - 0.9%

Credicorp Ltd	112,083	8,715,574
Dairy Farm International Holdings Ltd +	281,300	1,679,411
Jardine Strategic Holdings Ltd +	36,000	608,177
Shangri-La Asia Ltd +	1,698,000	3,193,310

		14,196,472

Brazil - 6.3%

B2W Cia Global do Varejo	385,000	10,828,940
BM&F BOVESPA SA	2,646,443	19,554,043
Cyrela Brazil Realty SA Empreendimentos e Participacoes	778,000	10,183,913
Diagnosticos da America SA *	194,560	5,051,795
Embraer-Empresa Brasileira de Aeronautica SA ADR * †	703,913	16,147,764
Gafisa SA	250,000	3,781,892
Natura Cosmeticos SA	1,731,850	31,135,371
Weg SA	613,900	5,908,216

		102,591,934

Canada - 0.4%

Equinox Minerals Ltd *	295,700	955,608
First Quantum Minerals Ltd †	14,600	954,560
Niko Resources Ltd	61,000	4,771,634

		6,681,802

Cayman - 2.7%

Baidu Inc ADR * †	11,600	4,536,180
NetEase.com Inc ADR * †	36,000	1,644,480
SINA Corp * †	611,000	23,193,560
Tencent Holdings Ltd +	894,400	14,515,964

		43,890,184

Chile - 2.1%

Banco Santander Chile SA	142,960,910	7,905,433
Cencosud SA	8,640,141	23,621,886
Parque Arauco SA	70,700	65,717
Sociedad Quimica y Minera de Chile SA ADR †	63,900	2,500,407

		34,093,443

China - 1.3%

China Shenhua Energy Co Ltd ‘H’ +	2,530,500	10,968,219
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ +	5,827,434	4,568,903
Travelsky Technology Ltd ‘H’ +	6,286,000	4,803,850

		20,340,972

Colombia - 0.9%

Almacenes Exito SA GDR ~	547,100	4,497,983
BanColombia SA ADR †	254,500	10,925,685

		15,423,668

Denmark - 1.1%

Carlsberg AS ‘B’ +	254,900	18,544,145

Egypt - 3.1%

Commercial International Bank +	1,364,702	14,197,224
Eastern Tobacco Co SAE	165,942	4,051,434
Egyptian Financial Group-Hermes Holding +	1,550,781	8,425,836
Orascom Telecom Holding SAE +	3,762,053	23,872,344

		50,546,838

Hong Kong - 9.9%

China Mobile Ltd +	3,143,000	30,783,305
China Resources Enterprise Ltd +	7,642,000	22,152,468
China Unicom Hong Kong Ltd † +	11,396,000	16,149,433
CNOOC Ltd +	21,733,000	29,300,133
Hang Lung Properties Ltd +	5,391,000	19,737,533
Hong Kong Exchanges & Clearing Ltd † +	1,799,000	32,456,635
Television Broadcasts Ltd +	2,897,920	12,456,704

		163,036,211

India - 12.0%

ABB Ltd India +	203,321	3,307,696
Cairn India Ltd * +	869,200	4,703,568
Colgate-Palmolive India Ltd +	117,100	1,536,343
Divi’s Laboratories Ltd +	598,842	7,017,422
HDFC Bank Ltd ADR †	358,142	42,393,269
Hindustan Unilever Ltd +	1,564,453	8,518,289
Housing Development Finance Corp +	442,760	25,551,286
Infosys Technologies Ltd +	1,303,744	62,226,551
ITC Ltd +	563,720	2,720,042
Nestle India Ltd +	18,000	846,990
Sun Pharmaceutical Industries Ltd +	120,100	3,507,903
Tata Consultancy Services Ltd +	1,199,826	15,434,851
Zee Entertainment Enterprises Ltd +	3,676,668	18,147,012

		195,911,222

Indonesia - 2.8%

P.T. Astra International Tbk +	3,067,270	10,520,293
P.T. Bank Central Asia Tbk +	18,288,900	8,707,920
P.T. Telekomunikasi Indonesia Tbk +	26,210,353	23,461,660
P.T. Unilever Indonesia Tbk +	2,543,000	2,814,132

		45,504,005

Kenya - 0.0%

East African Breweries Ltd +	230,800	433,077

Luxembourg - 1.8%

Oriflame Cosmetics SA SDR +	190,100	9,745,457
Tenaris SA ADR †	561,800	20,011,316

		29,756,773

Mexico - 7.2%

America Movil SAB de CV ‘L’ ADR	606,330	26,575,444
Bolsa Mexicana de Valores SA de CV *	220,700	273,075
Corporacion GEO SAB de CV ‘B’ *	1,893,160	5,147,734
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Fomento Economico Mexicano SAB de CV	4,491,400	$17,101,063
Fomento Economico Mexicano SAB de CV ADR	196,930	7,493,186
Grupo Modelo SAB de CV ‘C’ *	3,969,500	14,878,640
Grupo Televisa SA ADR	1,219,000	22,661,210
SARE Holding SAB de CV ‘B’ *	7,033,239	2,735,756
Wal-Mart de Mexico SAB de CV ‘V’	5,772,483	20,015,722

		116,881,830

Norway - 0.3%

Det Norske Oljeselskap International ASA * † +	7,307,720	5,155,981

Philippines - 2.6%

Jollibee Foods Corp +	5,232,888	5,457,814
Philippine Long Distance Telephone Co +	165,330	8,415,873
SM Investments Corp +	277,360	1,899,583
SM Prime Holdings Inc +	122,806,520	27,140,042

		42,913,312

Russia - 6.0%

Gazprom OAO ADR +	1,480,700	34,594,227
Magnit OAO +	654,043	39,015,583
NovaTek OAO GDR (LI) +	188,600	9,354,113
NovaTek OAO GDR (OTC) ~ +	299,066	14,832,965

		97,796,888

South Africa - 4.6%

Adcock Ingram Holdings Ltd +	269,904	1,727,886
Anglo Platinum Ltd * +	171,960	15,340,655
Impala Platinum Holdings Ltd +	576,125	13,491,073
JSE Ltd +	130,398	1,076,885
MTN Group Ltd +	992,600	16,192,956
Standard Bank Group Ltd +	1,609,263	20,890,018
Tiger Brands Ltd +	317,072	6,360,444

		75,079,917

South Korea - 4.5%

GS Engineering & Construction Corp +	45,375	3,532,146
Hyundai Engineering & Construction Co Ltd +	180,422	9,762,232
Mirae Asset Securities Co Ltd +	233,146	13,861,266
NHN Corp * +	151,159	22,180,912
Shinsegae Co Ltd +	46,927	23,628,730

		72,965,286

Taiwan - 7.4%

Epistar Corp +	5,108,000	18,368,866
Epistar Corp GDR * ~	185,500	2,875,250
HTC Corp +	346,750	3,795,330
MediaTek Inc +	1,797,864	29,882,316
President Chain Store Corp +	1,399,840	3,421,721
Synnex Technology International Corp +	1,332,503	2,828,585
Taiwan Semiconductor Manufacturing Co Ltd +	30,069,376	59,507,312

		120,679,380

Thailand - 0.0%

Kiatnakin Bank PCL	89,000	63,016

Turkey - 6.1%

Aksigorta AS +	1,144,172	4,112,266
Anadolu Efes Biracilik Ve Malt Sanayii AS +	954,688	10,472,259
BIM Birlesik Magazalar AS +	116,365	4,760,003
Enka Insaat ve Sanayi AS +	4,862,558	20,782,178
Haci Omer Sabanci Holding AS +	3,398,458	13,249,708
Turkcell Iletisim Hizmetleri AS +	5,362,300	38,352,422
Yapi ve Kredi Bankasi AS * +	3,572,258	7,832,052

		99,560,888

United Arab Emirates - 0.3%

DP World Ltd +	7,333,000	4,090,066

United Kingdom - 4.5%

Anglo American PLC * +	1,023,920	32,673,874
SABMiller PLC +	1,363,040	32,935,269
Tullow Oil PLC +	421,260	7,621,954

		73,231,097

United States - 0.5%

MercadoLibre Inc * †	24,300	934,578
Sohu.com Inc * †	98,700	6,788,586

		7,723,164

Total Common Stocks (Cost $1,171,011,518)		1,457,662,735

	Principal
	Amount
CORPORATE BONDS & NOTES - 0.0%

Brazil - 0.0%

Vale SA
0.000% § ± ж	BRL 25,780	422

India - 0.0%

Trent Ltd
2.000% due 07/07/10	INR 1,458,200	168,539

Total Corporate Bonds & Notes (Cost $0)		168,961

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $56,600,016; collateralized by Fannie Mae: 0.000% due 11/25/09 and market value $28,635,000; Federal Home Loan Bank: 0.000% due 11/27/09 and market value $27,205,000; and Freddie Mac: 0.000% due 12/07/09 and market value $1,894,053)	$56,600,000	56,600,000

Total Short-Term Investment (Cost $56,600,000)		56,600,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.5% (Cost $1,338,284,769)		1,640,478,540

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.5%

Pacific Select Liquidating Trust + Ω	31,175,390	$30,964,020
Sigma Liquidating Trust ¤ ж +	1,313,592	145
State Street Navigator Securities Lending PSF Portfolio	25,542,464	25,542,464

Total Securities Lending Collateral (Cost $56,025,905)		56,506,629

TOTAL INVESTMENTS - 104.0% (Cost $1,394,310,674)		1,696,985,169

OTHER ASSETS & LIABILITIES, NET - (4.0%)		(64,852,071)

NET ASSETS - 100.0%		$1,632,133,098

Notes to Schedule of Investments
(a)	As of September 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	18.5%
Financials	17.8%
Information Technology	16.7%
Telecommunication Services	11.2%
Energy	11.1%
Consumer Discretionary	10.1%
Short-Term Investment & Securities Lending Collateral	7.0%
Materials	5.6%
Industrials	4.9%
Health Care	1.1%
104.0%

Other Assets & Liabilities, Net	(4.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $1,097,175,816 or 67.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $145 or less than 0.1% of the net assets were in default as of September 30, 2009.

(e)	0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Austria - 0.6%

Erste Group Bank AG † +	371,707	$16,712,804

Bermuda - 1.0%

Li & Fung Ltd +	6,423,200	25,734,696

Canada - 2.0%

Canadian National Railway Co	1,041,340	51,015,247

Czech Republic - 0.6%

Komercni Banka AS +	80,156	16,049,417

France - 20.2%

Air Liquide SA +	412,416	46,993,360
AXA SA +	2,298,888	62,403,056
Danone SA +	631,814	38,218,429
GDF Suez +	1,254,496	55,853,365
Legrand SA +	1,039,049	28,976,916
LVMH Moet Hennessy Louis Vuitton SA † +	922,517	93,044,508
Pernod-Ricard SA † +	509,690	40,626,310
Schneider Electric SA +	777,048	79,060,902
Total SA +	672,460	39,970,757
Vivendi +	835,273	25,958,726

		511,106,329

Germany - 12.0%

Bayer AG +	904,107	62,580,100
Beiersdorf AG † +	469,120	27,474,697
Deutsche Boerse AG +	499,150	40,719,162
E.ON AG +	539,870	22,850,060
Linde AG +	803,940	87,061,436
Merck KGaA +	414,415	41,127,314
SAP AG +	434,470	21,067,583

		302,880,352

Hong Kong - 0.6%

CNOOC Ltd +	10,864,000	14,646,693

India - 1.6%

Infosys Technologies Ltd ADR †	816,660	39,599,843

Italy - 0.8%

Intesa Sanpaolo SPA * +	4,497,656	19,955,586

Japan - 11.4%

Aeon Credit Service Co Ltd † +	1,202,600	12,068,623
Canon Inc +	1,254,100	50,247,273
FANUC Ltd † +	339,700	30,338,921
Hirose Electric Co Ltd † +	135,300	15,219,714
HOYA Corp +	1,994,700	46,995,458
INPEX Corp † +	6,454	54,754,093
Kao Corp +	987,100	24,373,736
Konica Minolta Holdings Inc +	672,000	6,341,998
Lawson Inc +	242,600	11,262,016
Shin-Etsu Chemical Co Ltd +	391,400	24,011,694
Tokyo Electron Ltd +	195,000	12,399,878

		288,013,404

Mexico - 1.1%

America Movil SAB de CV ‘L’ ADR	431,240	18,901,249
Grupo Modelo SAB de CV ‘C’ *	2,150,000	8,058,717

		26,959,966

Netherlands - 6.8%

ASML Holding NV +	257,787	7,607,642
Heineken NV † +	1,654,230	76,697,680
TNT NV +	1,775,842	47,717,920
Wolters Kluwer NV +	1,917,090	41,070,425

		173,093,667

Singapore - 1.1%

Singapore Telecommunications Ltd +	12,613,680	28,985,272

South Africa - 0.7%

MTN Group Ltd +	1,050,030	17,129,849

South Korea - 1.5%

Samsung Electronics Co Ltd +	53,624	37,021,450

Switzerland - 15.9%

Actelion Ltd * +	345,997	21,509,838
Compagnie Financiere Richemont SA ‘A’ +	958,774	27,141,943
Givaudan SA † +	66,502	49,898,660
Julius Baer Holding AG +	754,009	37,817,475
Nestle SA † +	2,640,607	112,729,245
Roche Holding AG +	678,306	109,674,386
Sonova Holding AG † +	172,330	17,436,672
Swiss Reinsurance Co +	274,581	12,450,157
UBS AG (XVTX) * +	837,231	15,350,553

		404,008,929

Taiwan - 1.1%

Taiwan Semiconductor Manufacturing Co Ltd ADR †	2,537,902	27,815,406

United Kingdom - 17.7%

BHP Billiton PLC +	547,410	14,991,570
Burberry Group PLC +	2,433,350	19,626,900
Diageo PLC +	3,663,036	56,356,070
GlaxoSmithKline PLC +	769,985	15,181,719
Hays PLC +	4,448,000	7,408,310
HSBC Holdings PLC (LI) +	3,365,503	38,536,689
Ladbrokes PLC † +	4,127,279	12,383,267
Reckitt Benckiser Group PLC +	1,746,088	85,484,235
Royal Dutch Shell PLC ‘A’ (LI) +	1,505,393	42,695,904
Smiths Group PLC +	1,800,668	25,647,520
Standard Chartered PLC +	1,767,912	43,669,822
Tesco PLC +	2,881,489	18,446,295
William Hill PLC +	7,489,524	21,142,722
WPP PLC +	5,501,691	47,319,213

		448,890,236

United States - 1.8%

Synthes Inc +	378,954	45,696,155

Total Common Stocks
(Cost $2,585,766,492)		2,495,315,301

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Commercial Paper - 1.4%

JPMorgan Chase & Co 0.050% due 10/01/09	$34,580,000	$34,580,000

Total Short-Term Investment
(Cost $34,580,000)		34,580,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.9%
(Cost $2,620,346,492)		2,529,895,301

	Shares
SECURITIES LENDING COLLATERAL - 3.8%

Pacific Select Liquidating Trust + Ω	54,854,122	54,482,211
Sigma Liquidating Trust ¤ ж +	908,347	100
State Street Navigator Securities Lending PSF Portfolio	41,553,716	41,553,716

Total Securities Lending Collateral
(Cost $95,190,176)		96,036,027

TOTAL INVESTMENTS - 103.7%
(Cost $2,715,536,668)		2,625,931,328

OTHER ASSETS & LIABILITIES, NET - (3.7%)		(94,824,960)

NET ASSETS - 100.0%		$2,531,106,368

Notes to Schedule of Investments

(a)	As of September 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Consumer Staples	19.7%
Financials	12.5%
Consumer Discretionary	12.4%
Health Care	12.4%
Industrials	10.7%
Information Technology	10.4%
Materials	8.8%
Energy	6.0%
Short-Term Investment & Securities Lending Collateral	5.2%
Utilities	3.1%
Telecommunication Services	2.5%

103.7%
Other Assets & Liabilities, Net	(3.7%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $2,404,407,150 or 95.0% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $100 or less than 0.1% of the net assets were in default as of September 30, 2009.

(e)	0.5% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.4%

Germany - 0.2%

Fuchs Petrolub AG +	26,169	$1,909,162

Italy - 0.2%

Exor SPA +	169,478	1,697,499

Total Preferred Stocks
(Cost $3,053,610)		3,606,661

COMMON STOCKS - 98.1%

Australia - 5.7%

AWB Ltd	1,000,000	1,122,745
AWB Ltd (ASX) +	1,000,000	1,122,744
Biota Holdings Ltd +	822,152	1,974,101
Challenger Financial Services Group Ltd +	2,013,007	6,023,097
Downer EDI Ltd +	117,299	842,556
Emeco Holdings Ltd +	2,503,169	1,921,645
Energy Resources of Australia Ltd † +	191,668	4,247,148
Felix Resources Ltd † +	286,269	4,305,146
Goodman Fielder Ltd +	2,772,532	4,072,934
ING Industrial Fund † +	3,539,353	1,960,097
Kagara Ltd +	1,670,900	1,428,910
Kingsgate Consolidated Ltd +	597,049	4,283,969
MacArthur Coal Ltd +	596,204	4,931,399
Macmahon Holdings Ltd +	1,562,151	938,031
Macquarie Airports +	1,000,000	2,496,450
NRW Holdings Ltd +	1,312,600	1,879,475
Panoramic Resources Ltd +	1,205,704	2,646,038
Sigma Pharmaceuticals Ltd +	3,565,780	3,343,585
SMS Management & Technology Ltd +	75,000	353,166
Straits Resources Ltd +	754,665	1,089,769

		50,983,005

Austria - 1.3%

Andritz AG +	125,555	6,289,165
Oesterreichische Post AG +	113,878	3,156,757
Strabag SE † +	72,412	2,353,857

		11,799,779

Belgium - 1.1%

D’ieteren SA +	337	124,421
EVS Broadcast Equipment SA +	14,607	1,095,699
Mobistar SA +	41,700	2,889,901
Nyrstar NV * +	159,398	1,936,756
Telenet Group Holding NV +	137,001	3,625,680

		9,672,457

Bermuda - 2.2%

First Pacific Co +	2,466,000	1,643,990
Hiscox Ltd +	690,614	3,811,182
Johnson Electric Holdings Ltd +	3,768,000	1,579,222
Kerry Properties Ltd +	151,500	806,464
Midland Holdings Ltd +	878,000	729,349
Noble Group Ltd † +	1,822,000	3,142,558
Signet Jewelers Ltd (LI) +	211,386	5,606,465
Sinolink Worldwide Holdings Ltd +	8,472,000	2,124,055
Texwinca Holdings Ltd +	664,000	524,379

		19,967,664

Canada - 8.2%

AGF Management Ltd	170,000	2,723,112
Alamos Gold Inc *	100,110	880,807
Alimentation Couche Tard Inc ‘B’	366,807	6,423,790
Atco Ltd ‘I’	49,400	1,937,888
Baytex Energy Trust	140,700	3,101,406
Brookfield Properties Corp (TSE) †	56,683	642,723
Capstone Mining Corp *	1,335,004	3,665,915
Cascades Inc	138,700	1,016,948
CGI Group Inc ‘A’ *	80,665	944,790
CML Healthcare Income Fund	134,300	1,738,568
Consolidated Thompson Iron Mines Ltd *	780,600	4,002,703
Corus Entertainment Inc ‘B’	150,300	2,557,760
Cott Corp * †	311,300	2,279,542
Enerflex Systems Income Fund	213,700	1,997,980
First Quantum Minerals Ltd †	56,900	3,720,170
Flint Energy Services Ltd *	19,000	221,828
Gammon Gold Inc *	210,400	1,800,088
Home Capital Group Inc	166,063	5,932,760
IAMGOLD Corp	163,100	2,304,864
Keyera Facilities Income Fund	168,700	3,110,389
Methanex Corp	150,000	2,612,899
Northgate Minerals Corp	950,800	2,566,490
Pacific Rubiales Energy Corp * †	313,600	3,883,936
Russel Metals Inc	169,400	2,699,261
SEMAFO Inc *	369,460	980,028
Western Canadian Coal Corp *	1,255,800	3,389,774
Westjet Airlines Ltd *	228,300	2,360,511
Westshore Terminals Income Fund	397,716	4,580,244

		74,077,174

Denmark - 1.9%

D/S Norden +	45,840	1,742,690
East Asiatic Co Ltd AS +	77,890	2,811,597
H Lundbeck AS † +	222,400	4,632,970
Royal UNIBREW AS +	47,950	1,660,085
Sydbank AS +	186,483	4,917,383
TrygVesta AS † +	21,250	1,631,365

		17,396,090

Finland - 0.2%

Huhtamaki OYJ +	132,231	1,687,816

France - 7.7%

Bull SA +	334,013	1,630,552
Capgemini SA +	44,088	2,317,061
Cie Generale de Geophysique-Veritas * † +	50,646	1,187,216
CNP Assurances +	18,400	1,878,170
Compagnie Generale des Etablissements Michelin ‘B’ +	67,575	5,321,206
Derichebourg SA +	543,891	3,046,534
Havas SA +	1,010,707	4,285,492
ICADE REIT +	22,400	2,401,718
IPSOS SA +	14,697	457,160
Lagardere SCA +	38,273	1,788,441
M6-Metropole Television +	85,829	2,263,305
Natixis * +	428,200	2,594,605
PagesJaunes Groupe † +	211,600	2,753,073
Publicis Groupe † +	176,750	7,124,655
Recylex SA +	50,636	682,991
Rhodia SA * +	472,815	7,222,978
SCOR SE +	200,855	5,501,605
SEB SA +	85,950	4,576,350
Societe BIC SA +	76,500	5,448,196
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT † +	6,604	853,830
Technip SA +	45,700	2,928,583
Valeo SA * +	115,132	3,037,694

		69,301,415

Germany - 6.6%

Adidas AG +	90,900	4,803,472
Bilfinger Berger AG +	102,350	7,061,638

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Demag Cranes AG +	176,675	$6,308,688
Fresenius Medical Care AG & Co KGaA +	71,975	3,579,929
Hannover Rueckversicherung AG * +	127,484	5,842,485
Infineon Technologies AG * +	897,868	5,046,412
Kloeckner & Co SE * +	147,106	3,362,181
Lanxess AG +	97,703	3,360,459
MTU Aero Engines Holding AG +	121,150	5,731,030
Rheinmetall AG +	13,028	768,208
Salzgitter AG +	35,294	3,370,681
Tognum AG +	302,647	5,175,941
Wirecard AG +	404,520	4,808,873

		59,219,997

Greece - 0.6%

Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organic Products +	2,623,142	2,315,788
Folli-Follie SA +	85,511	2,064,954
Titan Cement Co SA +	42,805	1,483,798

		5,864,540

Hong Kong - 0.2%

Champion REIT +	2,697,000	1,121,021
Television Broadcasts Ltd +	78,000	335,283

		1,456,304

Ireland - 2.3%

DCC PLC +	234,637	6,064,403
Irish Life & Permanent PLC +	551,579	4,553,730
Kerry Group PLC +	154,857	4,434,040
Smurfit Kappa Group PLC +	494,837	3,919,738
United Drug PLC +	419,051	1,416,203

		20,388,114

Italy - 4.3%

ACEA SPA +	44,624	585,508
Amplifon SPA +	433,771	1,749,773
Benetton Group SPA +	142,111	1,442,550
Danieli & Co SPA +	91,246	2,333,732
Enia SPA +	58,694	461,456
Gemina SPA +	3,828,530	3,690,614
Gruppo Editoriale L’Espresso SPA * +	311,400	849,343
Impregilo SPA +	1,040,012	4,563,528
Indesit Co SPA * † +	250,211	2,498,493
Maire Tecnimont SPA +	1,358,435	6,597,472
Parmalat SPA +	203,532	563,733
Piaggio & C SPA +	972,951	2,120,698
Prysmian SPA +	311,131	5,852,274
Recordati SPA +	732,901	5,193,936

		38,503,110

Japan - 19.3%

Alpen Co Ltd +	83,500	1,523,937
Cawachi Ltd +	12,200	278,965
Central Glass Co Ltd † +	973,000	4,311,026
Century Tokyo Leasing Corp † +	95,500	1,039,116
Chugoku Marine Paints Ltd +	449,000	2,813,155
Circle K Sunkus Co Ltd +	173,300	2,614,287
COMSYS Holdings Corp +	229,400	2,509,105
Cosmos Pharmaceutical Corp +	66,500	1,743,771
DIC Corp † +	284,000	404,204
Don Quijote Co Ltd +	124,500	2,947,277
Doutor Nichires Holdings Co Ltd † +	85,000	1,302,284
eAccess Ltd +	3,218	2,240,246
EDION Corp † +	461,000	3,983,318
Fuji Media Holdings Inc +	417	681,434
Fuji Oil Co Ltd +	394,600	5,575,415
Fuji Seal International Inc +	28,500	577,561
Fujikura Ltd † +	391,000	1,908,075
Fujitsu General Ltd +	401,000	1,389,569
GALA Inc NPV +	446	352,323
Geo Corp +	1,000	973,297
Godo Steel Ltd +	408,000	796,991
Hanwa Co Ltd +	210,000	755,908
Hitachi Capital Corp † +	59,100	722,106
Hosiden Corp † +	68,300	920,893
Itochu Techno-Solutions Corp † +	111,200	3,416,925
Japan Securities Finance Co Ltd † +	191,500	1,418,450
K’s Holdings Corp +	73,000	2,442,568
Kaken Pharmaceutical Co Ltd +	292,000	2,738,785
Kandenko Co Ltd † +	275,000	1,901,328
Kanematsu Corp * +	3,121,000	2,769,372
Kinden Corp +	295,000	2,459,605
Kintetsu World Express Inc † +	24,200	565,005
Kumagai Gumi Co Ltd +	2,457,000	1,830,622
Kyoei Steel Ltd +	8,900	212,806
Kyorin Co Ltd +	139,000	2,361,359
Kyowa Exeo Corp +	545,000	5,335,325
Leopalace21 Corp +	304,400	2,436,744
Lintec Corp +	37,500	712,569
Maeda Road Construction Co Ltd +	291,000	2,614,805
Mars Engineering Corp +	87,300	3,213,279
Megachips Corp † +	60,400	1,302,883
Megane TOP Co Ltd +	187,400	3,548,466
Miraca Holdings Inc +	234,900	7,662,405
Mitsui Engineering & Shipbuilding Co Ltd † +	1,351,000	3,494,549
Modec Inc +	157,600	3,204,326
Morinaga Milk Industry Co Ltd † +	896,000	4,468,308
Musashi Seimitsu Industry Co Ltd +	256,600	4,901,043
NEC Networks & System Integration Corp +	137,400	1,871,683
NET One Systems Co Ltd † +	2,169	3,266,803
Nihon Kohden Corp † +	104,000	1,732,277
Nippon Light Metal Co Ltd +	2,432,000	2,511,976
Nipro Corp +	40,000	934,541
Nishimatsuya Chain Co Ltd † +	118,400	1,242,674
Nomura Research Institute Ltd † +	163,500	3,883,725
NS Solutions Corp +	138,800	2,532,187
Oenon Holdings Inc † +	372,000	828,140
Pacific Golf Group International Holdings KK +	2,306	1,612,272
Point Inc +	42,040	2,775,016
Right On Co Ltd +	64,600	632,268
Round One Corp † +	218,100	1,846,241
Seino Holdings Corp +	226,000	1,953,722
Seven Bank Ltd † +	1,007	2,489,457
Shinko Plantech Co Ltd +	202,100	1,973,978
Shinwa Kaiun Kaisha Ltd † +	118,000	309,994
So-net Entertainment Corp † +	1,087	2,232,110
Sumisho Computer Systems Corp +	29,900	495,445
Tbk Co Ltd +	109,000	186,819
The Higo Bank Ltd +	249,000	1,466,097
The Nishi-Nippon City Bank Ltd +	1,573,000	3,961,239
The Nisshin Oillio Group Ltd +	220,000	1,194,916
The Okinawa Electric Power Co Inc +	92,600	5,526,053
The San-In Godo Bank Ltd +	230,000	1,956,235
The Tokyo Tomin Bank Ltd +	103,600	1,686,172
Toagosei Co Ltd +	943,000	3,195,889
TOC Co Ltd +	39,100	171,362
Toho Gas Co Ltd +	662,000	3,018,663
Tokyo Steel Manufacturing Co Ltd +	289,300	3,538,825
Tokyu REIT Inc +	470	2,341,062
Towa Pharmaceutical Co Ltd +	19,700	967,431
Toyo Tire & Rubber Co Ltd +	480,000	1,152,981
Zappallas Inc +	402	757,412

		173,621,455

Luxembourg - 0.7%

Acergy SA +	459,732	5,807,135

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Netherlands - 4.2%

Arcadis NV +	111,841	$2,060,164
BinckBank NV +	234,984	4,179,851
Brunel International NV +	34,383	1,178,177
CSM NV +	140,995	3,567,931
Gemalto NV * † +	89,017	4,163,530
Grontmij NV +	64,045	1,736,348
Heijmans NV +	605,760	1,376,119
Imtech NV +	297,448	7,613,010
SNS Reaal NV * +	685,649	5,561,659
Ten Cate NV † +	218,938	4,836,086
USG People NV * +	68,902	1,434,597

		37,707,472

Norway - 1.4%

Atea ASA +	582,800	3,693,178
Tandberg ASA +	135,800	3,261,437
TGS Nopec Geophysical Co ASA * +	381,700	5,735,887

		12,690,502

Portugal - 0.1%

Mota Engil SGPS SA +	104,825	583,798

Singapore - 1.0%

Olam International Ltd † +	2,096,000	3,692,361
SembCorp Marine Ltd † +	1,071,000	2,397,701
Suntec Real Estate Investment Trust REIT † +	3,310,000	2,477,574
Wheelock Properties Singapore Ltd +	375,000	466,066

		9,033,702

South Korea - 4.1%

Chong Kun Dang Pharm Corp +	147,810	2,425,039
CJ CGV Co Ltd +	28,410	480,901
Daeduck GDS Co Ltd +	167,600	1,630,885
Daelim Industrial Co Ltd +	7,648	467,303
Daou Technology Inc +	372,240	2,636,392
Dongbu Insurance Co Ltd +	104,730	3,196,950
Doosan Engineering & Construction Co Ltd +	241,360	1,503,007
Huchems Fine Chemical Corp +	53,300	1,415,912
Humax Co Ltd +	79,500	943,408
Hyundai Hysco +	49,260	665,660
Hyundai Marine & Fire Insurance Co Ltd +	168,550	3,097,367
Industrial Bank Of Korea +	182,300	2,224,251
INTOPS Co Ltd +	68,289	1,097,947
KH Vatec Co Ltd +	18,286	568,075
KIWOOM Securities Co Ltd +	48,148	1,825,043
KT Corp +	9,716	334,500
LG Dacom Corp +	93,570	1,584,654
LG International Corp +	59,020	1,577,086
LIG Insurance Co Ltd +	123,730	2,488,351
Nong Shim Co Ltd +	10,562	2,280,532
People & Telecommunication Inc +	62,080	604,093
Poongsan Corp +	96,800	1,962,739
Technosemichem Co Ltd +	53,945	870,827
Woongjin Thinkbig Co Ltd +	62,510	1,214,802

		37,095,724

Spain - 3.1%

Almirall SA +	246,766	3,214,504
Bolsas y Mercados Espanoles +	138,516	5,408,191
Construcciones y Auxiliar de Ferrocarriles SA +	5,338	2,725,776
Corp Financiera Alba +	78,425	4,479,761
Indra Sistemas SA † +	218,402	5,455,116
Obrascon Huarte Lain SA +	133,468	3,734,909
Prosegur Cia de Seguridad SA +	12,100	482,218
Red Electrica Corp SA +	54,396	2,789,191

		28,289,666

Sweden - 0.5%

Axfood AB † +	23,548	653,880
Billerud AB +	155,000	835,620
Cardo AB +	21,944	537,616
Kappahl Holding AB NPV +	380,334	2,710,354

		4,737,470

Switzerland - 4.0%

Baloise Holding AG +	76,705	7,348,292
Banque Cantonale Vaudoise +	6,066	2,501,147
Clariant AG * +	489,042	4,459,520
EMS-Chemie Holding AG +	20,400	2,273,987
Galenica AG † +	16,428	5,794,687
Helvetia Holding AG +	21,128	7,099,295
Kuoni Reisen Holding AG +	8,735	3,245,834
Valora Holding AG +	14,659	3,488,101

		36,210,863

United Kingdom - 17.2%

Ashmore Group PLC +	363,951	1,460,067
Ashtead Group PLC +	2,167,223	2,987,655
Atkins WS PLC +	445,071	4,474,553
Barratt Developments PLC * +	669,400	2,635,450
BBA Aviation PLC +	500,355	1,267,097
Beazley PLC +	2,161,721	4,088,111
BowLeven PLC +	1,481,051	2,101,159
Cable & Wireless PLC +	826,000	1,899,075
Cape PLC * +	1,118,743	4,591,142
Close Brothers Group PLC +	158,938	2,024,961
Cobham PLC +	450,624	1,580,808
Dana Petroleum PLC * +	101,109	2,273,818
Debenhams PLC +	2,510,575	3,057,083
Drax Group PLC +	434,900	3,283,301
Electrocomponents PLC +	167,063	411,453
Eurasian Natural Resources Corp +	238,779	3,356,160
Ferrexpo PLC +	909,376	2,138,728
Galiform PLC * +	2,700,080	3,428,108
GKN PLC * +	1,634,537	2,977,713
Hays PLC +	3,424,084	5,702,940
Hochschild Mining PLC +	392,055	1,968,420
Home Retail Group PLC +	565,901	2,464,864
IMI PLC +	699,695	5,013,204
Inchcape PLC * +	3,893,890	1,753,095
International Personal Finance PLC +	797,600	2,082,631
J.D. Wetherspoon PLC +	570,253	4,368,236
Jardine Lloyd Thompson Group PLC † +	592,628	4,602,427
Lamprell PLC +	824,575	2,296,139
McBride PLC +	1,066,530	3,267,740
Michael Page International PLC +	1,069,739	5,734,295
Micro Focus International PLC +	336,440	1,916,137
Misys PLC * +	1,197,148	3,961,857
Mitie Group PLC +	545,100	2,202,475
Mondi PLC +	655,899	3,250,089
National Express Group PLC † +	651,271	4,991,095
Next PLC +	234,767	6,737,050
Pace PLC +	451,366	1,642,993
Petrofac Ltd +	317,729	5,028,343
Regus PLC +	2,450,886	3,933,416
Rightmove PLC +	731,007	6,494,371
Spirax-Sarco Engineering PLC +	51,026	853,052
Spirent Communications PLC +	3,526,326	4,926,987
SSL International PLC +	92,749	950,556
Sthree PLC + ж	1,085,864	4,499,348
Taylor Wimpey PLC +	2,645,422	1,785,034
Tullett Prebon PLC +	978,480	6,119,402
WH Smith PLC +	869,061	6,277,816

		154,860,454

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
United States - 0.2%

Virgin Media Inc †	147,000	$2,046,240

Total Common Stocks
(Cost $762,384,805)		883,001,946

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $10,032,003; collateralized by Federal Home Loan Bank: 5.645% due 10/05/17 and market value $10,233,900)	$10,032,000	10,032,000

Total Short-Term Investment
(Cost $10,032,000)		10,032,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.6%
(Cost $775,470,415)		896,640,607

	Shares
SECURITIES LENDING COLLATERAL - 3.9%

Pacific Select Liquidating Trust + Ω	15,132,021	15,029,426
Sigma Liquidating Trust ¤ ж +	613,305	68
State Street Navigator Securities Lending PSF Portfolio	19,987,002	19,987,002

Total Securities Lending Collateral
(Cost $34,783,160)		35,016,496

TOTAL INVESTMENTS - 103.5%
(Cost $810,253,575)		931,657,103

OTHER ASSETS & LIABILITIES, NET - (3.5%)		(31,752,399)

NET ASSETS - 100.0%		$899,904,704

Notes to Schedule of Investments

(a)	As of September 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Industrials	23.8%
Consumer Discretionary	16.9%
Financials	16.7%
Materials	11.7%
Information Technology	8.1%
Consumer Staples	6.2%
Health Care	6.1%
Energy	5.9%
Short-Term Investment & Securities Lending Collateral	5.0%
Utilities	2.0%
Telecommunication Services	1.1%

103.5%
Other Assets & Liabilities, Net	(3.5%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $824,391,942 or 91.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(d)	Securities with a total aggregate market value of $68 or less than 0.1% of the net assets were in default as of September 30, 2009.

(e)	0.9% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Belgium - 0.0%

Fortis Bank AS Exp. 12/31/49 * +	1,200,600	$2

France - 0.0%

BNP Paribas Exp. 10/13/09 *	389,800	844,212

Total Rights
(Cost $0)		844,214

COMMON STOCKS - 97.8%

Australia - 5.8%

Amcor Ltd +	1,417,479	6,831,098
Australia & New Zealand Banking Group Ltd +	1,253,800	26,857,349
BHP Billiton Ltd +	212,200	6,998,463
Commonwealth Bank of Australia +	325,000	14,763,578
Lend Lease Corp Ltd +	646,000	6,016,612
Macquarie Airports +	3,814,242	9,522,065
Macquarie Group Ltd +	411,500	21,245,872
Macquarie Infrastructure Group † +	5,629,650	7,298,659
National Australia Bank Ltd +	926,421	25,069,402

		124,603,098

Belgium - 0.5%

Delhaize Group SA +	154,757	10,759,812

Canada - 3.4%

BCE Inc	170,600	4,205,047
Bombardier Inc ‘B’ †	2,616,500	12,145,897
Fairfax Financial Holdings Ltd †	18,300	6,798,169
Intact Financial Corp	66,400	2,101,183
National Bank of Canada †	227,700	12,662,642
Nexen Inc	553,300	12,578,641
Suncor Energy Inc	403,200	14,084,603
Talisman Energy Inc	401,100	6,979,399

		71,555,581

Denmark - 0.7%

Danske Bank AS * +	586,100	15,488,994

Finland - 1.1%

Nokia OYJ +	1,558,500	22,858,714

France - 13.6%

BNP Paribas † +	389,800	31,282,232
Casino Guichard-Perrachon SA † +	67,700	5,403,745
Credit Agricole SA +	1,162,612	24,408,777
Electricite de France † +	288,000	17,143,091
France Telecom † +	988,000	26,346,878
GDF Suez † +	139,700	6,219,801
Lagardere SCA +	446,800	20,878,302
Renault SA * † +	443,600	20,840,385
Sanofi-Aventis SA +	466,700	34,416,965
Societe Generale † +	380,361	30,766,174
Total SA † +	531,100	31,568,374
Unibail-Rodamco SE REIT +	17,100	3,561,135
Vallourec SA † +	115,094	19,590,020
Vivendi +	559,240	17,380,136

		289,806,015

Germany - 10.9%

Allianz SE +	210,000	26,198,330
BASF SE +	498,000	26,366,556
Bayer AG +	369,100	25,548,209
Daimler AG + (XETR)	158,000	7,926,527
Deutsche Bank AG +	322,700	24,650,386
Deutsche Lufthansa AG +	387,900	6,847,702
Deutsche Post AG +	662,700	12,346,113
Deutsche Telekom AG † +	1,458,700	19,907,232
E.ON AG +	757,800	32,073,972
Metro AG +	180,600	10,198,928
Muenchener Rueckversicherungs AG +	132,200	21,070,349
RWE AG +	202,590	18,791,244
Suedzucker AG +	44,717	905,041

		232,830,589

Hong Kong - 0.5%

New World Development Ltd +	5,268,000	11,284,427

Italy - 5.3%

Enel SPA +	1,938,912	12,332,629
ENI SPA † +	1,270,200	31,740,775
Intesa Sanpaolo SPA * +	4,113,400	18,250,686
Telecom Italia SPA +	12,024,100	21,142,399
Telecom Italia SPA RNC +	6,521,700	8,032,974
UniCredit SPA * +	5,644,656	22,154,509

		113,653,972

Japan - 17.3%

Aeon Co Ltd † +	1,569,600	14,970,012
Astellas Pharma Inc +	115,200	4,723,636
Canon Inc +	233,300	9,347,491
DIC Corp +	2,730,000	3,885,486
Fujitsu Ltd † +	2,117,000	13,808,072
Hitachi High-Technologies Corp +	340,200	7,096,042
KDDI Corp +	2,985	16,793,693
Kirin Holdings Co Ltd +	553,000	8,469,684
Kyushu Electric Power Co Inc † +	509,200	11,535,420
Mediceo Paltac Holdings Co Ltd † +	843,200	11,845,685
Mitsubishi Chemical Holdings Corp † +	1,188,500	4,924,260
Mitsubishi Corp +	510,900	10,275,381
Mitsubishi Electric Corp * +	1,263,000	9,543,385
Mitsubishi Materials Corp +	3,571,000	9,818,997
Mitsubishi UFJ Financial Group Inc +	2,341,900	12,515,442
Mitsui & Co Ltd +	1,342,000	17,459,012
Mitsui Fudosan Co Ltd +	698,000	11,753,228
Mizuho Financial Group Inc † +	2,634,000	5,187,713
Namco Bandai Holdings Inc † +	1,141,700	11,663,462
Nippon Mining Holdings Inc +	998,000	4,890,636
Nippon Telegraph & Telephone Corp +	565,900	26,117,296
Nissan Motor Co Ltd * † +	2,803,900	18,895,051
NTT DoCoMo Inc +	2,532	4,032,913
ORIX Corp † +	119,640	7,266,605
Sharp Corp † +	1,236,000	13,713,591
Sony Corp +	385,800	11,305,105
Sumitomo Mitsui Financial Group Inc † +	602,400	20,880,567
Sumitomo Realty & Development Co Ltd † +	513,000	9,344,829
The Furukawa Electric Co Ltd † +	1,559,000	6,307,905
The Kansai Electric Power Co Inc +	307,100	7,412,563
The Tokyo Electric Power Co Inc +	685,000	17,947,513
Toshiba Corp * † +	3,714,000	19,439,974
Tosoh Corp † +	2,677,000	6,748,544

		369,919,193

Luxembourg - 0.8%

ArcelorMittal (XAMS) +	441,100	16,447,353

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Netherlands - 1.5%

ING Groep NV CVA * +	424,400	$7,621,311
Koninklijke Ahold NV +	1,159,320	13,993,102
Randstad Holding * +	212,200	9,192,544

		30,806,957

New Zealand - 1.0%

Fletcher Building Ltd +	1,479,200	8,895,787
Telecom Corp of New Zealand Ltd +	5,920,279	11,415,114

		20,310,901

Norway - 1.0%

StatoilHydro ASA +	970,450	21,909,804

Singapore - 0.3%

Neptune Orient Lines Ltd † +	4,256,000	5,352,103

Spain - 3.3%

Banco Santander SA +	2,172,325	35,092,574
Telefonica SA +	1,311,100	36,274,154

		71,366,728

Sweden - 2.8%

Electrolux AB ‘B’ * +	355,900	8,146,802
Svenska Cellulosa AB ‘B’ +	1,869,700	25,399,173
Telefonaktiebolaget LM Ericsson ‘B’ +	1,740,000	17,514,628
Volvo AB ‘B’ +	874,950	8,114,090

		59,174,693

Switzerland - 3.6%

Adecco SA +	104,300	5,554,635
Credit Suisse Group AG +	157,500	8,762,960
Nestle SA +	584,965	24,972,540
Novartis AG +	537,790	27,013,599
Roche Holding AG +	65,100	10,525,931

		76,829,665

United Kingdom - 24.4%

Amlin PLC +	923,600	5,670,312
Associated British Foods PLC +	1,222,800	16,587,559
AstraZeneca PLC +	588,500	26,392,315
Aviva PLC +	2,465,247	17,722,469
Barclays PLC * +	3,039,300	18,011,885
BP PLC +	5,694,100	50,442,293
British American Tobacco PLC +	550,800	17,302,380
BT Group PLC +	3,250,700	6,774,761
Centrica PLC +	3,949,473	15,907,112
Drax Group PLC +	1,044,613	7,886,363
G4S PLC +	4,024,800	14,233,516
GKN PLC * +	4,072,700	7,419,429
GlaxoSmithKline PLC +	1,913,200	37,722,377
HSBC Holdings PLC (LI) +	2,426,291	27,782,240
IMI PLC +	810,400	5,806,387
J. Sainsbury PLC +	2,284,600	11,890,353
Kingfisher PLC +	2,859,000	9,750,591
Lloyds Banking Group PLC +	9,683,935	16,083,362
Next PLC +	398,900	11,447,133
Pearson PLC +	1,206,500	14,906,860
Prudential PLC +	813,400	7,839,414
Rolls-Royce Group PLC * +	2,063,500	15,570,826
Royal Dutch Shell PLC ‘A’ (XAMS) +	1,902,293	54,479,383
RSA Insurance Group PLC +	5,672,729	12,157,217
Tesco PLC +	787,100	5,038,742
Thomas Cook Group PLC † +	1,997,300	7,432,648
TUI Travel PLC +	2,290,000	9,329,605
Unilever PLC +	348,100	9,946,549
Vodafone Group PLC +	18,448,125	41,442,630
Wolseley PLC * +	582,500	14,085,562
WPP PLC +	403,200	3,467,862

		520,530,135

Total Common Stocks
(Cost $2,251,796,375)		2,085,488,734

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 97.8%
(Cost $2,251,796,375)		2,086,332,948

SECURITIES LENDING COLLATERAL - 4.4%

Pacific Select Liquidating Trust + Ω	69,152,961	68,684,104
Sigma Liquidating Trust ¤ ж +	2,152,158	237
State Street Navigator Securities Lending PSF Portfolio	24,612,523	24,612,523

Total Securities Lending Collateral
(Cost $92,230,525)		93,296,864

TOTAL INVESTMENTS - 102.2%
(Cost $2,344,026,900)		2,179,629,812

OTHER ASSETS & LIABILITIES, NET - (2.2%)		(46,964,346)

NET ASSETS - 100.0%		$2,132,665,466

Notes to Schedule of Investments

(a)	As of September 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.5%
Energy	10.8%
Telecommunication Services	10.4%
Consumer Discretionary	9.1%
Industrials	8.9%
Health Care	8.4%
Consumer Staples	7.2%
Utilities	6.9%
Materials	5.4%
Securities Lending Collateral	4.4%
Information Technology	4.2%

102.2%
Other Assets & Liabilities, Net	(2.2%)

100.0%

(b)	Securities with a total aggregate market value of $2,082,617,496 or 97.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $237 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	0.8% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of September 30, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
Dow Jones EURO STOXX 50 (12/09)	275	EUR 7,725,000	$196,659

(f)	As of September 30, 2009, $1,488,550 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
WARRANTS - 0.3%

Health Care - 0.3%

Akorn Inc Strike @ $5.40 Exp. 03/08/11 * ◊ ж +	50,750	$96
Anadys Pharmaceuticals Inc Strike @ $2.75 Exp. 06/09/14 * ◊ ж +	115,150	130,961
Ardea Biosciences Inc Strike @ $11.14 Exp. 12/19/13 * ◊ ж +	12,024	103,462
ARYx Therapeutics Inc Strike @ $2.64 Exp. 11/13/13 * ◊ ж +	44,635	73,526
ConjuChem Biotechnologies Inc (Canada) Strike @ $1.00 Exp. 11/28/09 * ◊ ж +	635,000	1
Cytori Therapeutics Inc Strike @ $6.25 Exp. 02/28/12 * ◊ ж +	33,925	11,980
Cytori Therapeutics Inc Strike @ $8.50 Exp. 08/11/13 * ◊ ж +	27,500	9,533

		329,559

Total Warrants
(Cost $67,254)		329,559

CONVERTIBLE PREFERRED STOCKS - 3.6%

Health Care - 3.6%

Mylan Inc 6.500%	3,130	3,241,397

Total Convertible Preferred Stocks
(Cost $2,938,035)		3,241,397

COMMON STOCKS - 95.1%

Health Care - 95.1%

Acorda Therapeutics Inc * †	108,300	2,521,224
Alcon Inc (Switzerland)	10,700	1,483,769
Alexion Pharmaceuticals Inc * †	89,500	3,986,330
Allos Therapeutics Inc * †	487,200	3,532,200
AMAG Pharmaceuticals Inc * †	99,000	4,324,320
AMERIGROUP Corp * †	43,780	970,603
Amgen Inc *	39,600	2,385,108
Anadys Pharmaceuticals Inc * †	421,200	1,107,756
Ardea Biosciences Inc * †	125,898	2,306,451
ARIAD Pharmaceuticals Inc * †	661,800	1,469,196
ARYx Therapeutics Inc * †	231,282	723,913
Auxilium Pharmaceuticals Inc * †	68,600	2,346,806
Baxter International Inc	43,300	2,468,533
Beckman Coulter Inc	13,800	951,372
BioMarin Pharmaceutical Inc * †	223,300	4,037,264
Celgene Corp *	72,500	4,052,750
Cephalon Inc * †	38,000	2,213,120
Cumberland Pharmaceuticals Inc *	35,200	569,888
Cytori Therapeutics Inc * †	122,850	485,257
EnteroMedics Inc * †	497,100	2,381,109
Express Scripts Inc * †	7,200	558,576
Gilead Sciences Inc *	38,600	1,797,988
Human Genome Sciences Inc * †	91,400	1,720,148
Impax Laboratories Inc * †	248,500	2,171,890
Incyte Corp Ltd * †	516,600	3,487,050
Inspire Pharmaceuticals Inc * †	334,800	1,747,656
Life Technologies Corp * †	9,700	451,535
MAP Pharmaceuticals Inc * †	179,900	1,881,754
Medco Health Solutions Inc * †	32,200	1,780,982
Medivation Inc * †	17,100	464,094
Mylan Inc * †	147,800	2,366,278
Novartis AG ADR (Switzerland)	18,800	947,144
Pfizer Inc †	54,700	905,285
Pharmasset Inc * †	82,700	1,748,278
Regeneron Pharmaceuticals Inc * †	67,500	1,302,750
Roche Holding AG ADR (Switzerland)	45,600	1,851,360
Shire PLC ADR (United Kingdom)	68,600	3,587,094
Sinopharm Group Co * (China)	7,300	18,499
Talecris Biotherapeutics Holdings Corp *	4,600	87,400
Targacept Inc * †	42,400	906,088
Teva Pharmaceutical Industries Ltd ADR (Israel)	24,900	1,258,944
United Therapeutics Corp * †	36,200	1,773,438
Vertex Pharmaceuticals Inc * †	118,000	4,472,200
WuXi PharmaTech Cayman Inc ADR * (Cayman)	71,400	851,802
XenoPort Inc * †	129,700	2,753,531

		85,208,733

Total Common Stocks
(Cost $71,203,959)		85,208,733

	Principal
	Amount
CONVERTIBLE CORPORATE BONDS - 0.1%

Health Care - 0.1%

Cephalon Inc 2.500% due 05/01/14	$71,000	74,994

Total Convertible Corporate Bonds
(Cost $71,000)		74,994

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $1,406,000; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $1,436,400)	1,406,000	1,406,000

Total Short-Term Investment
(Cost $1,406,000)		1,406,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.7%
(Cost $75,686,248)		90,260,683

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 31.1%

Pacific Select Liquidating Trust + Ω	11,846,029	$11,765,713
Sigma Liquidating Trust ¤ ж +	446,783	49
State Street Navigator Securities Lending PSF Portfolio	16,081,513	16,081,513

Total Securities Lending Collateral
(Cost $27,664,609)		27,847,275

TOTAL INVESTMENTS - 131.8%
(Cost $103,350,857)		118,107,958

OTHER ASSETS & LIABILITIES, NET - (31.8%)		(28,519,595)

NET ASSETS - 100.0%		$89,588,363

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $12,095,321 or 13.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $49 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	3.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Restricted securities as of September 30, 2009 were as follows:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Akorn Inc Warrants (Exp. 03/08/11)
03/08/06	$-	$96	0.0%
Anadys Pharmaceuticals Inc Warrants (Exp. 06/09/14)
06/04/09	-	130,961	0.1%
Ardea Biosciences Inc Warrants (Exp. 12/19/13)
12/19/08	1,503	103,462	0.1%
ARYx Therapeutics Inc Warrant (Exp. 11/13/13)
11/13/08	5,579	73,526	0.1%
ConjuChem Biotechnologies Inc Warrants (Exp. 11/28/09)
11/22/06	55,422	1	0.0%
Cytori Therapeutics Inc Warrants (Exp. 02/28/12)
02/23/07	4,750	11,980	0.0%
Cytori Therapeutics Inc Warrants (Exp. 08/11/13)
08/11/08	-	9,533	0.0%

	$67,254	$329,559	0.3%

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Consumer Discretionary - 4.2%

Morgans Hotel Group Co * †	434,103	$2,352,838
Starwood Hotels & Resorts Worldwide Inc †	669,063	22,099,151

		24,451,989

Financials - 92.3%

Acadia Realty Trust REIT †	367,253	5,534,503
AMB Property Corp REIT †	295,865	6,790,102
AvalonBay Communities Inc REIT †	537,860	39,118,558
Boston Properties Inc REIT †	425,225	27,873,499
Brookfield Properties Corp (NYSE) † (Canada)	1,947,717	21,931,293
Camden Property Trust REIT †	229,846	9,262,794
Care Investment Trust Inc REIT †	63,545	487,390
Colony Financial Inc REIT * †	132,920	2,598,586
Cousins Properties Inc REIT †	166,170	1,375,888
CreXus Investment Corp REIT *	123,550	1,766,765
DCT Industrial Trust Inc REIT †	677,870	3,463,916
DiamondRock Hospitality Co REIT * †	137,350	1,112,535
Digital Realty Trust Inc REIT †	52,180	2,385,148
Douglas Emmett Inc REIT †	83,958	1,031,004
Duke Realty Corp REIT †	188,650	2,265,687
Equity Lifestyle Properties Inc REIT †	278,087	11,899,343
Equity One Inc REIT †	2,200	34,474
Equity Residential REIT †	1,545,677	47,452,284
Essex Property Trust Inc REIT †	1,780	141,652
Extendicare REIT (Canada)	40,170	315,162
Federal Realty Investment Trust REIT †	278,986	17,121,371
Forest City Enterprises Inc ‘A’ †	1,040,380	13,909,881
HCP Inc REIT †	750,168	21,559,828
Healthcare Realty Trust Inc REIT †	537,980	11,367,517
Highwoods Properties Inc REIT †	30,590	962,056
Host Hotels & Resorts Inc REIT †	1,905,756	22,430,748
Kilroy Realty Corp REIT †	113,599	3,151,236
Kite Realty Group Trust REIT †	271,320	1,131,404
Liberty Property Trust REIT †	361,012	11,743,720
LTC Properties Inc REIT †	53,220	1,279,409
Mack-Cali Realty Corp REIT †	385,937	12,477,343
Nationwide Health Properties Inc REIT †	74,860	2,319,911
Plum Creek Timber Co Inc REIT †	490,763	15,036,978
Post Properties Inc REIT †	487,201	8,769,618
PS Business Parks Inc REIT †	122,047	6,263,452
Public Storage REIT †	398,157	29,957,333
Rayonier Inc REIT †	67,500	2,761,425
Regency Centers Corp REIT †	587,339	21,760,910
Senior Housing Properties Trust REIT †	1,059,987	20,256,352
Simon Property Group Inc REIT †	854,079	59,298,705
SL Green Realty Corp REIT †	28,365	1,243,805
Sovran Self Storage Inc REIT †	121,487	3,696,849
Starwood Property Trust Inc REIT * †	196,880	3,986,820
Taubman Centers Inc REIT †	134,870	4,866,110
The Macerich Co REIT †	25,928	786,396
Ventas Inc REIT	430,780	16,585,030
Vornado Realty Trust REIT †	538,362	34,675,896

		536,240,686

Health Care - 1.1%

Assisted Living Concepts Inc ‘A’ * †	222,069	4,601,270
Capital Senior Living Corp * †	224,040	1,366,644

		5,967,914

Industrials - 0.5%

NRDC Acquisition Corp *	287,050	2,968,097

Total Common Stocks
(Cost $607,460,816)		569,628,686

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $14,200,004; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $14,488,200)	$14,200,000	$14,200,000

Total Short-Term Investment
(Cost $14,200,000)		14,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.5%
(Cost $621,660,816)		583,828,686

	Shares
SECURITIES LENDING COLLATERAL - 28.1%

Pacific Select Liquidating Trust + Ω	62,803,332	62,377,525
Sigma Liquidating Trust ¤ ж +	4,172,205	459
State Street Navigator Securities Lending PSF Portfolio	100,730,410	100,730,410

Total Securities Lending Collateral
(Cost $162,139,967)		163,108,394

TOTAL INVESTMENTS - 128.6%
(Cost $783,800,783)		746,937,080

OTHER ASSETS & LIABILITIES, NET - (28.6%)		(165,989,839)

NET ASSETS - 100.0%		$580,947,241

Notes to Schedule of Investments

(a)	As of September 30, 2009, the portfolio was diversified by property sector as a percentage of net assets as follows:

Retail	19.0%
Residential	18.0%
Office/Industrial	16.9%
Health Care/Assisted Living	13.8%
Diversified	13.7%
Lodging	8.3%
Self-Storage	5.8%
Land	2.6%

98.1%
Short-Term Investment & Securities Lending Collateral	30.5%
Other Assets & Liabilities, Net	(28.6%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $62,377,984 or 10.7% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(d)	Securities with a total aggregate market value of $459 or less than 0.1% of the net assets were in default as of September 30, 2009.

(e)	2.7% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Consumer Discretionary - 6.8%

Amazon.com Inc * †	5,450	$508,812
Ctrip.com International Ltd ADR * (Cayman)	5,900	346,861
GameStop Corp ‘A’ * †	21,460	568,046
Garmin Ltd † (Cayman)	25,800	973,692
Knology Inc *	990	9,653
Netflix Inc * †	23,400	1,080,378
priceline.com Inc * †	7,240	1,200,537
The DIRECTV Group Inc * †	13,500	372,330

		5,060,309

Health Care - 1.2%

Cerner Corp *	3,250	243,100
Illumina Inc * †	9,970	423,725
Omnicell Inc * †	22,300	248,422

		915,247

Industrials - 1.3%

GrafTech International Ltd *	14,090	207,123
Huron Consulting Group Inc * †	16,440	424,645
Trina Solar Ltd ADR (Cayman)	11,100	357,087

		988,855

Information Technology - 84.5%

Accenture PLC ‘A’ (Ireland)	25,200	939,204
Activision Blizzard Inc *	30,580	378,886
Adobe Systems Inc *	44,150	1,458,716
Affiliated Computer Services Inc ‘A’ * †	7,360	398,691
Akamai Technologies Inc * †	31,210	614,213
Altera Corp †	27,550	565,051
Amphenol Corp ‘A’ †	11,320	426,538
Analog Devices Inc †	66,938	1,846,150
Apple Inc *	19,478	3,610,637
Arrow Electronics Inc * †	28,370	798,615
ASML Holding NV ‘NY’ (Netherlands)	38,240	1,130,757
Atheros Communications Inc * †	10,930	289,973
Autodesk Inc * †	38,970	927,486
Avago Technologies Ltd † (Singapore)	21,841	372,826
Baidu Inc ADR * (Cayman)	1,790	699,980
BMC Software Inc * †	9,730	365,167
Broadcom Corp ‘A’ * †	17,310	531,244
Check Point Software Technologies Ltd * (Israel)	26,910	762,898
Citrix Systems Inc * †	17,880	701,432
Cognizant Technology Solutions Corp ‘A’ * †	29,530	1,141,630
Concur Technologies Inc * †	8,100	322,056
Corning Inc	72,500	1,109,975
Dell Inc * †	66,580	1,016,011
eBay Inc *	55,630	1,313,424
EMC Corp *	74,270	1,265,561
Entegris Inc *	112,410	556,430
Equinix Inc * †	9,118	838,856
Fiserv Inc *	21,390	1,030,998
Flextronics International Ltd † (Singapore)	126,740	945,480
FormFactor Inc * †	17,710	423,623
Global Cash Access Holdings Inc * †	28,900	211,259
Google Inc ‘A’ *	1,480	733,858
IAC/InterActiveCorp * †	54,030	1,090,866
Intel Corp †	75,570	1,478,905
Intuit Inc * †	23,070	657,495
Itron Inc * †	10,860	696,560
LG Display Co Ltd ADR † (South Korea)	20,900	299,497
Linear Technology Corp †	33,590	928,092
McAfee Inc * †	15,320	670,863
MEMC Electronic Materials Inc * †	32,530	540,974
Microchip Technology Inc †	31,580	836,870
Micron Technology Inc * †	50,850	416,970
Microsemi Corp * †	33,841	534,349
Microsoft Corp	64,180	1,661,620
Motorola Inc	83,820	720,014
NCR Corp *	62,630	865,547
NetApp Inc * †	23,320	622,178
Netease.com Inc ADR * † (Cayman)	23,650	1,080,332
NICE Systems Ltd ADR * (Israel)	10,060	306,226
Novellus Systems Inc *	75,070	1,574,969
Nuance Communications Inc * †	51,780	774,629
NVIDIA Corp * †	41,840	628,855
Oracle Corp	34,060	709,810
QUALCOMM Inc †	32,560	1,464,549
Red Hat Inc * †	38,400	1,061,376
Research In Motion Ltd (NASDAQ) * † (Canada)	4,444	300,192
Rosetta Stone Inc *	17,940	411,902
salesforce.com inc * †	14,810	843,133
Sanmina-SCI Corp *	48,803	419,706
SAVVIS Inc * †	21,410	338,706
Seagate Technology † (Cayman)	70,690	1,075,195
Silicon Laboratories Inc * †	7,970	369,489
Siliconware Precision Industries Co ADR † (Taiwan)	72,080	517,534
Sybase Inc * †	23,190	902,091
Taiwan Semiconductor Manufacturing Co Ltd ADR (Taiwan)	65,460	717,442
Tandberg ASA + (Norway)	16,550	397,473
Teradata Corp * †	27,300	751,296
The Western Union Co	28,030	530,328
TiVo Inc * †	111,490	1,155,036
TNS Inc *	46,420	1,271,908
Verigy Ltd † (Singapore)	33,620	390,664
VeriSign Inc * †	66,210	1,568,515
VistaPrint NV * † (Netherlands)	7,250	367,937
Vocus Inc *	9,702	202,675
Western Digital Corp * †	38,830	1,418,460
Xilinx Inc †	16,420	384,556
Yahoo! Inc * †	74,430	1,325,598

		63,009,007

Telecommunication Services - 5.1%

American Tower Corp ‘A’ * †	10,131	368,768
Crown Castle International Corp * †	12,570	394,195
Millicom International Cellular SA (Luxembourg)	4,640	337,514
Neutral Tandem Inc * †	19,921	453,402
NII Holdings Inc *	29,420	882,012
SBA Communications Corp ‘A’ * †	32,400	875,772
Vimpel-Communications ADR * (Russia)	27,250	509,575

		3,821,238

Total Common Stocks
(Cost $60,295,928)		73,794,656

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $1,080,000; collateralized by Fannie Mae: 5.000% due 04/15/15 and market value $1,107,008)	$1,080,000	$1,080,000

Total Short-Term Investment
(Cost $1,080,000)		1,080,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 100.3%
(Cost $61,375,928)		74,874,656

	Shares

SECURITIES LENDING COLLATERAL - 13.0%

Pacific Select Liquidating Trust + Ω	3,763,210	3,737,695
Sigma Liquidating Trust ¤ ж +	212,663	24
State Street Navigator Securities Lending PSF Portfolio	5,922,516	5,922,516

Total Securities Lending Collateral
(Cost $9,602,206)		9,660,235

TOTAL INVESTMENTS - 113.3%
(Cost $70,978,134)		84,534,891

OTHER ASSETS & LIABILITIES, NET - (13.3%)		(9,943,261)

NET ASSETS - 100.0%		$74,591,630

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $4,135,192 or 5.5% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $24 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	1.3% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
AMERICAN FUNDS® ASSET ALLOCATION PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
MUTUAL FUND - 100.0%

American Funds Insurance Series® Asset Allocation Fund - Class 1	7,857,367	$112,203,205

TOTAL INVESTMENTS - 100.0%
(Cost $99,950,390)		112,203,205

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(55,582)

NET ASSETS - 100.0%		$112,147,623

American Funds Asset Allocation Portfolio (a “Feeder Portfolio”) invests substantially all of its assets in Class 1 shares of the Asset Allocation Fund of the American Funds Insurance Series, (a “Master Fund”). The Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Fund may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s webpage at http://www.pacificlife.com. American Funds is a registered trademark of American Funds Distributors, Inc.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 4.1%

Health Care - 4.1%

Mylan Inc 6.500%	4,200	$4,349,478
Schering-Plough Corp 6.000%	16,400	3,980,280

		8,329,758

Total Convertible Preferred Stocks (Cost $5,017,981)		8,329,758

COMMON STOCKS - 52.3%

Consumer Discretionary - 2.6%

Jupiter Telecommunications Co Ltd + (Japan)	4,020	3,887,346
Liberty Global Inc ‘A’ * †	62,300	1,406,111

		5,293,457

Consumer Staples - 5.5%

Altria Group Inc	71,560	1,274,484
Lorillard Inc †	43,710	3,247,653
Molson Coors Brewing Co ‘B’ †	17,700	861,636
Nestle SA + (Switzerland)	77,950	3,327,737
The Kroger Co	71,800	1,481,952
Walgreen Co †	24,800	929,256

		11,122,718

Energy - 4.7%

Chevron Corp †	51,400	3,620,102
Exxon Mobil Corp †	85,440	5,862,038

		9,482,140

Financials - 6.4%

Assurant Inc †	44,000	1,410,640
Everest Re Group Ltd † (Bermuda)	60,460	5,302,342
JPMorgan Chase & Co †	106,600	4,671,212
Wells Fargo & Co †	62,200	1,752,796

		13,136,990

Health Care - 6.8%

Abbott Laboratories	42,040	2,079,719
Aetna Inc †	69,900	1,945,317
Beckman Coulter Inc †	27,740	1,912,396
Covidien PLC † (Ireland)	37,300	1,613,598
Genzyme Corp * †	15,100	856,623
Medco Health Solutions Inc *	48,300	2,671,473
Wyeth	59,500	2,890,510

		13,969,636

Industrials - 3.2%

Aircastle Ltd † (Bermuda)	150,700	1,457,269
Joy Global Inc †	51,310	2,511,111
Navistar International Corp * †	37,270	1,394,643
Tyco International Ltd † (Switzerland)	33,100	1,141,288

		6,504,311

Information Technology - 20.5%

Apple Inc * †	7,800	1,445,886
eBay Inc *	128,090	3,024,205
Google Inc ‘A’ *	11,890	5,895,657
Microsoft Corp	290,970	7,533,213
Novell Inc * †	151,251	682,142
QUALCOMM Inc	90,560	4,073,389
Research In Motion Ltd (NASDAQ)* † (Canada)	52,430	3,541,647
Rovi Corp * †	151	5,074
Synopsys Inc * †	50,000	1,121,000
Take-Two Interactive Software Inc * †	840,857	9,426,007
THQ Inc * †	749,700	5,127,948

		41,876,168

Materials - 2.1%

Celanese Corp ‘A’ †	22,600	565,000
Potash Corp of Saskatchewan Inc (NYSE) (Canada)	13,000	1,174,420
The Lubrizol Corp	36,000	2,572,560

		4,311,980

Utilities - 0.5%

Edison International †	32,400	1,087,992

Total Common Stocks (Cost $104,038,165)		106,785,392

	Principal
	Amount
CORPORATE BONDS & NOTES - 10.5%

Consumer Discretionary - 1.1%

CBS Corp
8.875% due 05/15/19 †	$180,000	198,855
Comcast Cable Communications Holdings Inc
9.455% due 11/15/22	90,000	115,925
Comcast Cable Communications LLC
8.875% due 05/01/17	160,000	197,652
Daimler Finance North America LLC
6.500% due 11/15/13 †	190,000	204,956
8.500% due 01/18/31	125,000	148,304
DirecTV Holdings LLC
5.875% due 10/01/19 ~	68,000	67,915
Dish DBS Corp
7.875% due 09/01/19 ~	170,000	172,550
Historic TW Inc
9.125% due 01/15/13	135,000	156,900
Hyatt Hotels Corp
5.750% due 08/15/15 ~	195,000	199,080
Staples Inc
7.750% due 04/01/11	280,000	302,487
The Home Depot Inc
5.875% due 12/16/36	172,000	167,432
Time Warner Entertainment Co LP
8.375% due 07/15/33	105,000	126,585
Time Warner Inc
6.500% due 11/15/36 †	155,000	159,155
Viacom Inc
6.250% due 04/30/16 †	60,000	64,815

		2,282,611

Consumer Staples - 0.8%

Altria Group Inc
9.700% due 11/10/18	330,000	410,532
Anheuser-Busch InBev Worldwide Inc
7.750% due 01/15/19 ~	135,000	160,013
8.000% due 11/15/39 ~	55,000	71,409
Bunge Ltd Finance Corp
5.350% due 04/15/14	150,000	155,782
8.500% due 06/15/19 †	145,000	167,445
Delhaize America Inc
9.000% due 04/15/31	80,000	105,551
HJ Heinz Finance Co
7.125% due 08/01/39 ~	145,000	172,203
Safeway Inc
6.500% due 03/01/11	95,000	101,012
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Sara Lee Corp
6.250% due 09/15/11	$135,000	$145,873
SUPERVALU Inc
7.500% due 11/15/14 †	185,000	186,850

		1,676,670

Energy - 1.5%

Anadarko Petroleum Corp
6.450% due 09/15/36	164,000	169,877
Chesapeake Energy Corp
6.875% due 01/15/16 †	180,000	171,450
DCP Midstream LLC
7.875% due 08/16/10	175,000	183,485
El Paso Corp
8.250% due 02/15/16	200,000	206,000
Enterprise Products Operating LLC
7.500% due 02/01/11	160,000	170,858
Hess Corp
6.650% due 08/15/11	109,000	117,035
Kerr-McGee Corp
6.875% due 09/15/11	141,000	151,477
Kinder Morgan Energy Partners LP
9.000% due 02/01/19	168,000	203,892
Nexen Inc (Canada)
6.400% due 05/15/37	185,000	180,724
7.500% due 07/30/39	73,000	79,760
NuStar Pipeline Operating Partnership LP
5.875% due 06/01/13 †	285,000	295,450
Peabody Energy Corp
6.875% due 03/15/13 †	190,000	192,850
Petro-Canada (Canada)
5.950% due 05/15/35	80,000	79,041
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~ ж	244,361	238,172
Plains All American Pipeline LP
6.500% due 05/01/18	223,000	239,249
Pride International Inc
8.500% due 06/15/19	225,000	248,625
Shell International Finance BV (Netherlands)
4.300% due 09/22/19	67,000	67,486
The Williams Cos Inc
8.750% due 03/15/32	115,000	132,254
XTO Energy Inc
6.500% due 12/15/18	52,000	57,507

		3,185,192

Financials - 3.6%

American Express Bank FSB
5.500% due 04/16/13	250,000	264,149
AXA SA (France)
6.379% ~ § ±	170,000	137,700
Barclays Bank PLC (United Kingdom)
6.278% § ±	420,000	312,900
Blackstone Holdings Finance Co LLC
6.625% due 08/15/19 ~	170,000	172,689
Capital One Financial Corp
5.700% due 09/15/11 †	205,000	214,300
Citigroup Inc
6.125% due 08/25/36	210,000	180,767
8.125% due 07/15/39 †	505,000	566,993
Ford Motor Credit Co LLC
9.750% due 09/15/10 †	375,000	383,294
General Electric Capital Corp
5.875% due 01/14/38	145,000	133,413
Goldman Sachs Capital I
6.345% due 02/15/34 †	360,000	331,595
Hartford Financial Services Group Inc
5.375% due 03/15/17	180,000	165,097
6.000% due 01/15/19 †	225,000	213,747
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	360,000	273,600
JPMorgan Chase & Co
7.900% § ±	875,000	842,710
Marsh & McLennan Companies Inc
5.150% due 09/15/10	190,000	193,942
Merrill Lynch & Co Inc
7.750% due 05/14/38	705,000	796,929
MetLife Inc
6.400% due 12/15/36	175,000	150,500
Morgan Stanley
5.550% due 04/27/17 †	100,000	99,799
7.300% due 05/13/19	477,000	525,750
PNC Funding Corp
5.250% due 11/15/15	220,000	225,840
Principal Life Global Funding I
4.400% due 10/01/10 ~	187,000	189,017
Prudential Holdings LLC
8.695% due 12/18/23 ~	150,000	156,925
Simon Property Group LP
5.375% due 06/01/11	187,000	192,790
Wachovia Corp
5.625% due 10/15/16 †	75,000	78,459
WEA Finance LLC
5.750% due 09/02/15 ~	205,000	206,619
Wells Fargo Capital X
5.950% due 12/15/36	313,000	273,092

		7,282,616

Health Care - 0.4%

Fisher Scientific International Inc
6.125% due 07/01/15	297,000	308,564
Genentech Inc
5.250% due 07/15/35	130,000	129,534
Watson Pharmaceuticals Inc
6.125% due 08/15/19 †	195,000	205,461
Wellpoint Inc
5.000% due 01/15/11	180,000	185,574

		829,133

Industrials - 0.9%

BAE Systems Holdings Inc
6.375% due 06/01/19 ~	190,000	210,031
Browning-Ferris Industries Inc
7.400% due 09/15/35	120,000	138,078
CSX Corp
7.375% due 02/01/19 †	285,000	335,966
L-3 Communications Corp
5.875% due 01/15/15	205,000	205,000
Meccanica Holdings USA
6.250% due 07/15/19 ~	105,000	113,524
7.375% due 07/15/39 ~	177,000	209,392
Roper Industries Inc
6.250% due 09/01/19	200,000	207,996
Tyco International Ltd (Multi-National)
6.875% due 01/15/21	285,000	320,645

		1,740,632

Information Technology - 0.1%

Agilent Technologies Inc
5.500% due 09/14/15	205,000	211,141

Materials - 0.6%

Airgas Inc
4.500% due 09/15/14	102,000	103,966
Ball Corp
7.125% due 09/01/16	205,000	210,125
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Falconbridge Ltd (Canada)
5.375% due 06/01/15	$60,000	$59,952
Freeport-McMoRan Copper & Gold Inc
8.250% due 04/01/15	180,000	191,686
MeadWestvaco Corp
7.375% due 09/01/19	205,000	215,126
Xstrata Canada Corp (Canada)
6.000% due 10/15/15	107,000	108,943
Xstrata Finance Canada Ltd (Canada)
6.900% due 11/15/37 ~	188,000	177,516
Yara International ASA (Norway)
7.875% due 06/11/19 ~	169,000	190,275

		1,257,589

Telecommunication Services - 0.8%

AT&T Inc
6.300% due 01/15/38	227,000	238,682
British Telecommunications PLC (United Kingdom)
9.625% due 12/15/30	122,000	156,726
CenturyTel Inc
8.375% due 10/15/10	100,000	106,004
Deutsche Telekom International
Finance BV (Netherlands)
8.500% due 06/15/10	135,000	141,541
Frontier Communications Corp
6.250% due 01/15/13	190,000	187,150
Rogers Communications Inc (Canada)
9.625% due 05/01/11	27,000	30,052
Telecom Italia Capital SA (Luxembourg)
4.875% due 10/01/10	280,000	287,915
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	130,000	137,559
TELUS Corp (Canada)
8.000% due 06/01/11	215,000	234,072
Verizon Communications Inc
6.400% due 02/15/38 †	145,000	155,499

		1,675,200

Utilities - 0.7%

Atmos Energy Corp
8.500% due 03/15/19	65,000	80,405
Dominion Resources Inc
5.200% due 08/15/19 †	205,000	213,331
Exelon Corp
5.625% due 06/15/35	135,000	130,592
Exelon Generation Co LLC
6.200% due 10/01/17 †	82,000	89,657
6.250% due 10/01/39	68,000	69,661
NiSource Finance Corp
7.875% due 11/15/10	180,000	189,413
NRG Energy Inc
7.375% due 02/01/16	190,000	184,300
Oncor Electric Delivery Co
6.375% due 01/15/15	100,000	110,991
Progress Energy Inc
6.850% due 04/15/12	20,000	21,782
Sempra Energy
6.500% due 06/01/16 †	80,000	88,575
9.800% due 02/15/19	165,000	211,724

		1,390,431

Total Corporate Bonds & Notes (Cost $20,258,111)		21,531,215

MORTGAGE-BACKED SECURITIES - 33.7%

Collateralized Mortgage Obligations - Commercial - 2.5%

Banc of America Commercial Mortgage Inc
5.421% due 09/10/45 “ §	1,580,000	1,302,735
Citigroup Commercial Mortgage Trust
6.299% due 12/10/49 “ §	385,000	290,853
GE Capital Commercial Mortgage Corp
5.513% due 11/10/45 “ §	300,000	254,869
GS Mortgage Securities Corp II
6.733% due 02/14/16 “ ~	455,000	487,479
JPMorgan Chase Commercial Mortgage Securities Corp
4.999% due 10/15/42 “ §	390,000	332,358
5.305% due 01/15/49 “	175,000	167,588
5.991% due 06/15/49 “ §	225,000	225,873
LB-UBS Commercial Mortgage Trust
5.084% due 02/15/31 “	295,000	296,212
5.217% due 02/15/31 “ §	890,000	720,066
5.318% due 02/15/40 “	780,000	780,780
6.374% due 09/15/45 “ §	480,000	348,373

		5,207,186

Collateralized Mortgage Obligations - Residential - 11.3%

Deutsche ALT-A Securities Inc
Alternate Loan Trust
6.005% due 10/25/36 “ §	388,601	258,727
Countrywide Alternative Loan Trust
5.000% due 07/25/35 “	629,896	538,608
Fannie Mae
4.000% due 04/25/19 “	695,139	722,760
4.500% due 04/25/17 “	762,672	790,018
5.000% due 01/25/20 - 08/25/35 “	1,613,679	1,714,063
5.500% due 12/25/25 - 11/25/33 “	1,890,894	1,975,525
6.000% due 11/25/28 “	206,048	223,683
23.296% due 06/25/36 “ §	189,219	248,521
23.664% due 03/25/36 “ §	271,268	365,360
Fannie Mae (IO)
5.500% due 06/25/33 - 06/01/35 “ ж	3,753,372	495,814
5.804% due 03/25/35 - 10/25/35 “ § ж	791,574	68,231
5.984% due 03/25/38 “ § ж	3,598,800	370,241
6.000% due 08/01/33 - 08/01/35 “ ж	1,874,058	318,731
6.000% due 09/01/35 “ § ж	376,560	52,266
6.294% due 06/25/37 “ § ж	3,518,935	348,558
6.454% due 02/25/35 - 10/25/35 “ § ж	2,048,401	249,424
6.500% due 02/01/32 - 02/01/33 “ ж	584,535	104,686
6.500% due 02/01/33 “ § ж	247,911	37,945
6.504% due 08/25/25 “ § ж	926,047	107,424
6.824% due 04/25/35 “ § ж	84,585	12,335
6.854% due 11/25/30 “ § ж	291,039	38,567
7.000% due 06/01/23 - 08/01/26 “ ж	1,631,738	293,569
7.500% due 08/01/23 - 11/01/23 “ ж	894,729	166,900
7.654% due 11/25/31 “ § ж	636,804	81,645
7.704% due 01/25/32 “ § ж	147,026	19,461
7.754% due 04/25/32 - 12/25/32 “ § ж	1,628,889	215,599
7.854% due 03/25/32 - 11/25/32 “ § ж	278,773	36,388
7.856% due 12/18/32 “ § ж	208,536	33,869
8.004% due 02/25/33 “ § ж	379,475	52,641
Fannie Mae (PO)
0.000% due 09/25/23 “ ж	191,812	156,763
Federal Home Loan Banks
4.970% due 02/24/12 “	542,162	560,387
First Horizon Alternative Mortgage Securities
5.500% due 04/25/37 “	316,023	219,637
6.000% due 01/25/35 “	295,375	261,908
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Freddie Mac
3.000% due 02/15/30 “	$676,362	$683,120
4.000% due 08/15/16 - 11/15/27 “	1,507,722	1,555,327
4.375% due 04/15/15 “	242,774	250,145
4.500% due 02/15/17 “	472,217	488,835
4.750% due 01/15/31 “	371,782	388,087
5.000% due 02/15/20 - 06/15/33 “	911,393	969,747
5.500% due 02/15/26 - 10/15/27 “	1,007,115	1,037,933
6.000% due 03/15/17 - 02/15/27 “	1,052,658	1,116,736
6.500% due 02/15/28 - 03/15/32 “	874,354	938,526
23.491% due 06/15/34 “ §	162,203	204,498
23.858% due 08/15/35 “ §	84,806	112,701
Freddie Mac (IO)
5.907% due 07/15/25 - 02/15/26 “ § ж	1,646,646	157,761
6.000% due 12/15/32 - 03/01/33 “ ж	611,838	110,809
6.097% due 12/15/37 “ § ж	118,766	12,790
6.407% due 04/15/36 “ § ж	1,239,620	162,311
6.457% due 01/15/35 “ § ж	1,537,903	183,623
6.487% due 10/15/35 “ § ж	143,018	18,388
6.500% due 02/01/28 “ ж	72,691	17,659
7.000% due 06/01/26 - 04/01/27 “ ж	722,716	133,655
7.007% due 04/15/33 “ § ж	320,781	32,320
7.357% due 02/15/30 - 02/15/32 “ § ж	52,221	2,944
7.407% due 07/15/26 - 03/15/29 “ § ж	496,840	83,876
Freddie Mac (PO)
0.000% due 06/01/26 - 02/01/28 “ ж	139,450	121,260
Government National Mortgage Association (IO)
7.259% due 02/16/32 “ § ж	377,687	62,279
7.359% due 01/16/27 “ § ж	305,232	43,262
7.408% due 01/17/30 “ § ж	271,969	41,535
7.459% due 12/16/26 “ § ж	842,057	126,815
MASTR Adjustable Rate Mortgages Trust
3.778% due 04/21/34 “ §	259,126	249,229
MASTR Alternative Loans Trust
6.000% due 07/25/34 “	663,828	568,060
Residential Accredit Loans Inc
5.750% due 01/25/33 “	223,825	222,059
6.000% due 09/25/36 “	175,559	165,738
Wells Fargo Mortgage-Backed Securities Trust
3.295% due 09/25/34 “ §	242,850	236,148
4.979% due 12/25/34 “ §	284,050	269,824
5.031% due 03/25/36 “ §	950,055	778,211
5.094% due 03/25/36 “ §	609,365	504,369

		23,190,834

Fannie Mae - 16.4%

4.500% due 10/14/39 - 10/19/39 “ #	4,257,000	4,338,248
5.000% due 10/19/39 - 11/01/39 “ #	6,499,000	6,716,446
5.500% due 10/14/39 - 10/19/39 “ #	7,011,000	7,336,477
6.000% due 10/01/24 - 10/14/39 “ #	9,130,000	9,662,600
6.000% due 03/01/37 “	1,266,949	1,340,471
6.500% due 10/14/39 “ #	3,729,000	3,983,624
7.500% due 01/01/33 “	118,898	133,185
8.500% due 07/01/32 “	14,190	16,203

		33,527,254

Freddie Mac - 2.1%

5.500% due 09/01/39 “	1,225,000	1,284,017
6.000% due 10/01/17 “	1,250,000	1,329,883
7.000% due 10/01/37 “	1,500,161	1,626,570

		4,240,470

Government National Mortgage Association - 1.4%

4.500% due 10/01/39 “ #	2,725,000	2,765,875

Total Mortgage-Backed Securities (Cost $68,871,749)		68,931,619

ASSET-BACKED SECURITIES - 3.5%

Argent Securities Inc
0.726% due 05/25/34 “ §	778,579	533,037
BA Credit Card Trust
4.720% due 05/15/13 “	315,000	328,583
Bank of America Auto Trust
3.030% due 10/15/16 “ ~	825,000	828,715
Chase Issuance Trust
4.960% due 09/17/12 “	540,000	561,648
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 “	180,000	176,622
CNH Equipment Trust
2.970% due 03/15/13 “	375,000	381,321
Countrywide Asset-Backed Certificates
0.986% due 02/25/33 “ §	18,836	11,752
5.363% due 05/25/36 “ §	185,556	145,822
5.382% due 05/25/36 “ §	326,923	255,884
Ford Credit Auto Owner Trust
2.100% due 11/15/11 “	100,000	100,877
Harley-Davidson Motorcycle Trust
2.000% due 07/15/12 “	735,000	740,997
HFC Home Equity Loan Asset-Backed Certificates
0.506% due 01/20/35 “ §	268,972	232,820
Honda Auto Receivables Owner Trust
1.500% due 08/15/11 “ ж	325,000	327,041
MBNA Credit Card Master Note Trust
1.593% due 03/15/16 “ §	1,720,000	1,569,176
4.500% due 01/15/13 “	535,000	550,718
Option One Mortgage Loan Trust
0.346% due 07/25/36 “ §	391,451	317,894
Structured Asset Investment Loan Trust
0.286% due 09/25/36 “ §	67,809	66,910

Total Asset-Backed Securities (Cost $7,797,590)		7,129,817

U.S. GOVERNMENT AGENCY ISSUES - 0.6%

Fannie Mae
3.000% due 09/16/14 †	490,000	498,889
Freddie Mac
2.500% due 04/23/14	615,000	616,972

Total U.S. Government Agency Issues (Cost $1,107,070)		1,115,861

SHORT-TERM INVESTMENT - 13.3%

Repurchase Agreement - 13.3%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $27,168,008; collateralized by Federal Home Loan Bank: 0.000% due 11/27/09 and market value $27,715,000)	27,168,000	27,168,000

Total Short-Term Investment (Cost $27,168,000)		27,168,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 118.0% (Cost $234,258,666)		240,991,662

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 2.8%

Pacific Select Liquidating Trust + Ω	2,296,398	$2,280,829
Sigma Liquidating Trust ¤ ж +	433,083	48
State Street Navigator Securities Lending PSF Portfolio	3,569,910	3,569,910

Total Securities Lending Collateral (Cost $5,815,376)		5,850,787

TOTAL INVESTMENTS - 120.8% (Cost $240,074,042)		246,842,449

OTHER ASSETS & LIABILITIES, NET - (20.8%)		(42,547,685)

NET ASSETS - 100.0%		$204,294,764

Notes to Schedule of Investments
(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $9,495,960 or 4.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(c)	Securities with a total aggregate market value of $48 or less than 0.1% of the net assets were in default as of September 30, 2009.

(d)	2.8% of the portfolio’s net assets were reported illiquid by the portfolio manager or adviser under the Fund’s policy.

(e)	Open futures contracts outstanding as of September 30, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

U.S. Treasury 10-Year Notes (12/09)	127	$12,700,000	$170,072
U.S. Treasury 30-Year Bonds (12/09)	52	5,200,000	79,806

Short Futures Outstanding
U.S. Treasury 2-Year Notes (12/09)	33	6,600,000	(9,516)
U.S. Treasury 5-Year Notes (12/09)	102	10,200,000	(151,160)

			$89,202

(f)	Transactions in written options for the period ended September 30, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, December 31, 2008	-	$-
Call Options Written	845	81,963
Put Options Written	851	152,829
Put Options Repurchased	(851)	(152,829)

Outstanding, September 30, 2009	845	$81,963

(g)	Premiums received and value of written options outstanding as of September 30, 2009 were as follows:
Options on Exchange-Traded Futures Contracts

	Number of
Description	Contracts	Premium	Value

Call - NASDAQ Take-Two Interactive Software Inc (12/09) Exercise @ $12.50 Exp. 12/21/09 Counterparty: UBS	845	$81,963	$54,925

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

(h)	Swap agreements outstanding as of September 30, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	9/30/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

Inco Ltd 7.750% due 05/15/12	(0.630%)	03/20/17	MSC	0.435%	$520,000	($6,928)	$-	($6,928)
Inco Ltd 7.750% due 05/15/12	(0.700%)	03/20/17	MSC	0.435%	515,000	(9,300)	-	(9,300)

						($16,228)	$-	($16,228)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	9/30/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

Vale Overseas Ltd 8.250% due 01/17/34	1.100%	03/20/17	MSC	1.472%	$520,000	($12,182)	$-	($12,182)
Vale Overseas Ltd 8.250% due 01/17/34	1.170%	03/20/17	MSC	1.472%	515,000	(9,718)	-	(9,718)

						($21,900)	$-	($21,900)

Total Credit Default Swaps (6)						($38,128)	$-	($38,128)

Total Swap Agreements						($38,128)	$-	($38,128)

(1) If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2) If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the portfolio could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6) The aggregate fair value of credit default swaps in a net liability as of September 30, 2009 was $38,128.
(i)	As of September 30, 2009, $257,748 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts.
See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	1,555,083	$16,162,619
PD High Yield Bond Index Portfolio	133,127	1,504,442
PD Large-Cap Growth Index Portfolio	272,708	3,264,175
PD Large-Cap Value Index Portfolio	338,509	4,176,142
PD Small-Cap Growth Index Portfolio	48,477	599,226
PD Small-Cap Value Index Portfolio	72,071	898,487
PD International Large-Cap Portfolio	229,272	2,946,798

Total Affiliated Mutual Funds
(Cost $27,365,632)		29,551,889

TOTAL INVESTMENTS - 100.0%
(Cost $27,365,632)		29,551,889

OTHER ASSETS & LIABILITIES, NET - 0.0%		8,468

NET ASSETS - 100.0%		$29,560,357

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	1,702,317	$17,692,886
PD High Yield Bond Index Portfolio	178,761	2,020,140
PD Large-Cap Growth Index Portfolio	710,822	8,508,161
PD Large-Cap Value Index Portfolio	812,688	10,026,035
PD Small-Cap Growth Index Portfolio	123,171	1,522,523
PD Small-Cap Value Index Portfolio	161,841	2,017,637
PD International Large-Cap Portfolio	506,403	6,508,730
PD Emerging Markets Portfolio	115,668	1,549,175

Total Affiliated Mutual Funds
(Cost $45,336,367)		49,845,287

TOTAL INVESTMENTS - 100.0%
(Cost $45,336,367)		49,845,287

OTHER ASSETS & LIABILITIES, NET - 0.0%		8,026

NET ASSETS - 100.0%		$49,853,313

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD Aggregate Bond Index Portfolio	847,076	$8,804,011
PD Large-Cap Growth Index Portfolio	772,396	9,245,180
PD Large-Cap Value Index Portfolio	863,762	10,656,122
PD Small-Cap Growth Index Portfolio	217,086	2,683,412
PD Small-Cap Value Index Portfolio	251,467	3,134,987
PD International Large-Cap Portfolio	621,484	7,987,846
PD Emerging Markets Portfolio	136,253	1,824,872

Total Affiliated Mutual Funds
(Cost $39,418,118)		44,336,430

TOTAL INVESTMENTS - 100.0%
(Cost $39,418,118)		44,336,430

OTHER ASSETS & LIABILITIES, NET - 0.0%		8,169

NET ASSETS - 100.0%		$44,344,599

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 22.2%

Consumer Discretionary - 1.5%

CBS Corp
8.875% due 05/15/19	$25,000	$27,619
Comcast Corp
5.700% due 07/01/19	100,000	105,890
6.950% due 08/15/37	50,000	56,005
COX Communications Inc
5.450% due 12/15/14	25,000	26,896
Dartmouth College
4.750% due 06/01/19	25,000	26,314
McDonald’s Corp
5.000% due 02/01/19	25,000	26,657
Nordstrom Inc
6.750% due 06/01/14	20,000	21,971
Target Corp
6.000% due 01/15/18	25,000	28,212
7.000% due 01/15/38	25,000	29,357
The Home Depot Inc
5.875% due 12/16/36	25,000	24,336
The Walt Disney Co
4.500% due 12/15/13	25,000	26,716
Time Warner Cable Inc
6.750% due 06/15/39	50,000	54,267
7.500% due 04/01/14	50,000	57,413
Time Warner Inc
6.875% due 05/01/12	100,000	110,163
TJX Cos Inc
4.200% due 08/15/15	25,000	25,864
Toll Brothers Finance Corp
6.750% due 11/01/19	25,000	24,968
Viacom Inc
5.625% due 09/15/19	25,000	25,466
Wal-Mart Stores Inc
3.200% due 05/15/14	50,000	51,127
Yum! Brands Inc
4.250% due 09/15/15	25,000	25,589
6.875% due 11/15/37	25,000	27,787

		802,617

Consumer Staples - 1.7%

Altria Group Inc
9.950% due 11/10/38	50,000	68,179
Bunge Ltd Finance Corp
8.500% due 06/15/19	10,000	11,548
CVS Caremark Corp
6.600% due 03/15/19	25,000	28,232
Diageo Capital PLC (United Kingdom)
7.375% due 01/15/14	50,000	58,021
Kraft Foods Inc
6.125% due 02/01/18	100,000	106,141
PepsiCo Inc
5.000% due 06/01/18	100,000	107,236
Philip Morris International Inc
6.875% due 03/17/14	300,000	343,175
The Kroger Co
3.900% due 10/01/15	50,000	50,465
The Procter & Gamble Co
3.500% due 02/15/15	50,000	51,282
Wal-Mart Stores Inc
6.500% due 08/15/37	50,000	58,558
Walgreen Co
5.250% due 01/15/19	25,000	27,229

		910,066

Energy - 1.2%

Buckeye Partners LP
5.500% due 08/15/19	25,000	25,601
Canadian Natural Resources Ltd (Canada)
6.750% due 02/01/39	90,000	101,669
ConocoPhillips
6.500% due 02/01/39	50,000	57,841
Energy Transfer Partners LP
9.000% due 04/15/19	25,000	30,109
Enterprise Products Operating LLC
6.125% due 10/15/39	15,000	15,207
9.750% due 01/31/14	25,000	30,223
Kinder Morgan Energy Partners LP
5.625% due 02/15/15	35,000	37,623
6.950% due 01/15/38	25,000	26,938
Nexen Inc (Canada)
6.200% due 07/30/19	15,000	15,591
Rowan Cos Inc
7.875% due 08/01/19	30,000	32,311
Shell International Finance BV (Netherlands)
1.300% due 09/22/11	100,000	100,341
Spectra Energy Capital LLC
6.200% due 04/15/18	25,000	26,647
The Williams Cos Inc
8.750% due 01/15/20	25,000	28,800
TransCanada Pipelines Ltd (Canada)
7.125% due 01/15/19	25,000	29,555
7.625% due 01/15/39	50,000	64,034

		622,490

Financials - 10.8%

ACE INA Holdings Inc
5.900% due 06/15/19	15,000	16,366
American Express Credit Corp
7.300% due 08/20/13	75,000	83,273
Ameriprise Financial Inc
7.300% due 06/28/19	20,000	22,086
Asian Development Bank (Multi-National)
2.750% due 05/21/14	50,000	50,586
Bank of America Corp
6.500% due 08/01/16	100,000	105,308
7.400% due 01/15/11	200,000	210,074
7.625% due 06/01/19	100,000	112,876
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16	100,000	101,483
BB&T Corp
3.375% due 09/25/13	50,000	50,265
Berkshire Hathaway Finance Corp
5.400% due 05/15/18	100,000	107,982
BP Capital Markets PLC (United Kingdom)
3.625% due 05/08/14	200,000	206,366
4.750% due 03/10/19	200,000	210,676
Capital One Capital V
10.250% due 08/15/39	25,000	27,695
Capital One Financial Corp
7.375% due 05/23/14	15,000	16,763
Citibank NA
1.250% due 09/22/11	50,000	50,040
1.375% due 08/10/11	100,000	100,416
1.875% due 05/07/12	100,000	100,731
Citigroup Funding Inc
1.875% due 10/22/12	100,000	100,297
Citigroup Inc
5.300% due 10/17/12	150,000	154,914
8.125% due 07/15/39	25,000	28,069
Credit Suisse NY (Switzerland)
3.450% due 07/02/12	50,000	51,066
6.000% due 02/15/18	50,000	52,434

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
European Bank for Reconstruction & Development (Multi-National)
1.250% due 06/10/11	$100,000	$100,273
European Investment Bank (Multi-National)
2.000% due 02/10/12	100,000	101,533
3.000% due 04/08/14	100,000	102,463
4.875% due 02/15/36	25,000	25,725
General Electric Capital Corp
1.800% due 03/11/11	100,000	101,278
2.625% due 12/28/12	100,000	102,566
5.250% due 10/19/12	175,000	185,199
5.625% due 05/01/18	50,000	49,844
6.750% due 03/15/32	50,000	51,194
6.875% due 01/10/39	50,000	52,536
HCP Inc
5.650% due 12/15/13	25,000	24,765
Hospitality Properties Trust
7.875% due 08/15/14	25,000	25,083
HSBC Finance Corp
5.500% due 01/19/16	100,000	102,381
HSBC Holdings PLC (United Kingdom)
6.500% due 09/15/37	100,000	108,524
Inter-American Development Bank (Multi-National)
4.250% due 09/10/18	25,000	26,146
International Bank for Reconstruction & Development (Multi-National)
2.000% due 04/02/12	100,000	101,399
Jefferies Group Inc
8.500% due 07/15/19	25,000	26,503
JPMorgan Chase & Co
2.125% due 12/26/12	100,000	101,449
5.375% due 10/01/12	100,000	107,703
6.300% due 04/23/19	100,000	109,371
Keycorp
6.500% due 05/14/13	25,000	25,620
Kimco Realty Corp
6.875% due 10/01/19	25,000	25,615
Kreditanstalt fuer Wiederaufbau (Germany)
2.000% due 01/17/12	100,000	101,447
3.500% due 03/10/14	100,000	104,168
4.500% due 07/16/18	50,000	53,050
Lincoln National Corp
8.750% due 07/01/19	15,000	17,378
Mack-Cali Realty Corp
7.750% due 08/15/19	25,000	25,804
Markel Corp
7.125% due 09/30/19	25,000	25,986
Merrill Lynch & Co Inc
6.050% due 08/15/12	100,000	106,740
MetLife Inc
6.750% due 06/01/16	100,000	111,793
Morgan Stanley
6.000% due 04/28/15	100,000	106,043
6.250% due 08/09/26	100,000	103,162
Nordic Investment Bank (Multi-National)
2.625% due 10/06/14	100,000	99,568
Oesterreichische Kontrollbank AG (Austria)
2.875% due 03/15/11	100,000	102,764
ProLogis
7.625% due 08/15/14	25,000	25,585
Prudential Financial Inc
6.200% due 01/15/15	30,000	31,785
7.375% due 06/15/19	20,000	22,360
Simon Property Group L.P.
6.750% due 05/15/14	45,000	48,329
SunTrust Bank
5.000% due 09/01/15	25,000	24,388
The Allstate Corp
6.200% due 05/16/14	75,000	82,854
The Bank of New York Mellon Corp
4.300% due 05/15/14	60,000	63,630
The Charles Schwab Corp
4.950% due 06/01/14	25,000	26,399
The Goldman Sachs Group Inc
3.625% due 08/01/12	70,000	71,923
5.625% due 01/15/17	125,000	126,168
6.000% due 05/01/14	100,000	108,906
UBS AG (Switzerland)
5.875% due 12/20/17	100,000	102,533
Wachovia Bank NA
6.600% due 01/15/38	50,000	55,069
Wells Fargo & Co
3.750% due 10/01/14	200,000	199,313
5.000% due 11/15/14	100,000	102,870
5.625% due 12/11/17	100,000	105,211

		5,772,162

Health Care - 1.1%

Abbott Laboratories
5.125% due 04/01/19	50,000	53,086
AstraZeneca PLC (United Kingdom)
6.450% due 09/15/37	25,000	29,527
Bristol-Myers Squibb Co
5.450% due 05/01/18	25,000	27,352
Express Scripts Inc
5.250% due 06/15/12	100,000	106,232
GlaxoSmithKline Capital Inc
4.850% due 05/15/13	50,000	53,779
Merck & Co Inc
4.000% due 06/30/15	50,000	52,611
Novartis Capital Corp
4.125% due 02/10/14	25,000	26,430
Pfizer Inc
7.200% due 03/15/39	100,000	126,298
UnitedHealth Group, Inc.
6.875% due 02/15/38	50,000	55,373
Watson Pharmaceuticals Inc
5.000% due 08/15/14	20,000	20,533
Wyeth
5.950% due 04/01/37	50,000	55,257

		606,478

Industrials - 1.2%

Burlington Northern Santa Fe Corp
4.700% due 10/01/19	25,000	25,348
Continental Airlines Inc
9.000% due 07/08/16	50,000	53,156
General Dynamics Corp
5.250% due 02/01/14	87,000	95,487
General Electric Co
5.250% due 12/06/17	150,000	154,192
Norfolk Southern Corp
5.900% due 06/15/19	50,000	55,692
Republic Services Inc
5.500% due 09/15/19 ~	27,000	27,876
Rockwell Collins Inc
5.250% due 07/15/19	100,000	108,051
RR Donnelley & Sons Co
8.600% due 08/15/16	25,000	26,379
The Boeing Co
5.875% due 02/15/40	5,000	5,475
Union Pacific Corp
6.125% due 02/15/20	25,000	28,005
United Parcel Service Inc
6.200% due 01/15/38	25,000	29,322
United Technologies Corp
6.125% due 07/15/38	25,000	28,905

		637,888

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Information Technology - 0.8%

Arrow Electronics Inc
6.000% due 04/01/20	$25,000	$25,029
Cisco Systems Inc
4.950% due 02/15/19	200,000	210,630
Hewlett-Packard Co
4.750% due 06/02/14	25,000	26,871
International Business Machines Corp
8.000% due 10/15/38	25,000	34,921
Microsoft Corp
5.200% due 06/01/39	35,000	35,936
Oracle Corp
3.750% due 07/08/14	25,000	26,011
6.500% due 04/15/38	25,000	29,080
Xerox Corp
8.250% due 05/15/14	40,000	45,521

		433,999

Materials - 0.9%

Air Products & Chemicals Inc
4.375% due 08/21/19	25,000	25,584
ArcelorMittal (Luxembourg)
9.000% due 02/15/15	75,000	86,343
Bemis Co Inc
5.650% due 08/01/14	5,000	5,317
BHP Billiton Finance USA Ltd (Australia)
6.500% due 04/01/19	75,000	87,173
Cabot Corp
5.000% due 10/01/16	25,000	25,005
CRH America Inc
5.625% due 09/30/11	13,000	13,514
International Paper Co
7.500% due 08/15/21	40,000	42,467
Newmont Mining Corp
6.250% due 10/01/39	25,000	24,914
Potash Corp of Saskatchewan Inc (Canada)
3.750% due 09/30/15	20,000	19,989
The Dow Chemical Co
7.600% due 05/15/14	35,000	38,772
9.400% due 05/15/39	50,000	61,756
The Valspar Corp
7.250% due 06/15/19	25,000	27,202

		458,036

Telecommunication Services - 1.5%

AT&T Inc
4.950% due 01/15/13	100,000	106,717
6.550% due 02/15/39	50,000	54,713
Deutsche Telekom International Finance BV (Netherlands)
5.875% due 08/20/13	100,000	108,948
Telecom Italia Capital SA (Luxembourg)
6.175% due 06/18/14	100,000	108,608
7.721% due 06/04/38	100,000	119,155
Verizon Communications Inc
4.350% due 02/15/13	50,000	52,616
6.350% due 04/01/19	100,000	110,658
Verizon Wireless Capital LLC
8.500% due 11/15/18 ~	50,000	62,552
Vodafone Group PLC (United Kingdom)
4.150% due 06/10/14	50,000	51,412

		775,379

Utilities - 1.5%

Avista Corp
5.125% due 04/01/22	15,000	15,341
Consolidated Edison Co of New York Inc
6.650% due 04/01/19	50,000	57,893
Dominion Resources Inc
5.200% due 08/15/19	20,000	20,813
DTE Energy Co
7.625% due 05/15/14	100,000	110,510
Duke Energy Carolinas LLC
6.100% due 06/01/37	25,000	28,191
Entergy Gulf States
5.590% due 10/01/24	15,000	15,004
Exelon Generation Co LLC
6.200% due 10/01/17	25,000	27,334
Florida Power & Light Co
5.950% due 02/01/38	25,000	28,484
Florida Power Corp
6.350% due 09/15/37	25,000	29,451
Metropolitan Edison Co
7.700% due 01/15/19	50,000	59,183
MidAmerican Energy Holdings Co
6.500% due 09/15/37	25,000	28,421
National Rural Utilities Cooperative Finance Corp
8.000% due 03/01/32	50,000	58,967
NiSource Finance Corp
10.750% due 03/15/16	50,000	58,868
Ohio Power Co
5.375% due 10/01/21	30,000	30,517
Pacific Gas & Electric Co
4.800% due 03/01/14	50,000	53,389
6.250% due 03/01/39	25,000	28,715
Public Service Co of Colorado
5.125% due 06/01/19	15,000	16,116
The Southern Co
4.150% due 05/15/14	50,000	51,716
Virginia Electric & Power Co
5.000% due 06/30/19	35,000	36,646
8.875% due 11/15/38	25,000	35,687

		791,246

Total Corporate Bonds & Notes
(Cost $11,207,943)		11,810,361

MORTGAGE-BACKED SECURITIES - 41.2%

Collateralized Mortgage Obligations - Commercial - 3.4%

Banc of America Commercial Mortgage Inc
5.867% due 04/10/49 " §	100,000	86,382
Bear Stearns Commercial Mortgage Securities
4.750% due 02/13/46 " §	100,000	99,275
5.537% due 10/12/41 "	175,000	167,242
Citigroup Commercial Mortgage Trust
5.888% due 12/10/49 " §	200,000	174,659
Commercial Mortgage Pass-Through Certificates
4.982% due 05/10/43 " §	100,000	99,335
CS First Boston Mortgage Securities Corp
6.387% due 08/15/36 "	366,196	383,364
Greenwich Capital Commercial Funding Corp
4.799% due 08/10/42 " §	100,000	96,156
6.116% due 07/10/38 " §	100,000	91,751
GS Mortgage Securities Corp II
5.396% due 08/10/38 " §	100,000	97,126
JPMorgan Chase Commercial Mortgage Securities Corp
5.814% due 06/12/43 " §	100,000	94,552
LB-UBS Commercial Mortgage Trust
4.510% due 12/15/29 "	100,000	97,746
5.249% due 06/15/29 " §	100,000	100,758

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Morgan Stanley Capital I
5.514% due 11/12/49 " §	$100,000	$92,712
Wachovia Bank Commercial Mortgage Trust
4.964% due 11/15/35 " §	100,000	99,553

		1,780,611

Fannie Mae - 17.4%

4.000% due 06/01/24 - 10/01/39 "	401,620	403,484
4.500% due 10/01/24 - 10/01/39 "	1,555,924	1,585,493
4.799% due 06/01/38 " §	140,738	147,066
5.000% due 08/01/20 - 10/01/39 "	2,679,511	2,794,442
5.500% due 11/01/33 - 10/01/39 "	2,410,091	2,526,083
6.000% due 09/01/34 - 10/01/39 "	1,083,886	1,145,232
6.500% due 03/01/38 - 10/01/39 "	593,078	633,959

		9,235,759

Freddie Mac - 14.6%

4.000% due 10/01/24 - 04/01/39 "	708,501	707,119
4.500% due 08/01/24 - 10/01/39 "	1,248,077	1,275,882
5.000% due 09/01/39 - 10/01/39 "	1,025,000	1,059,434
5.500% due 10/01/24 - 10/01/39 "	1,973,393	2,073,410
5.619% due 11/01/37 " §	383,074	403,972
6.000% due 10/01/24 - 10/01/39 "	1,800,000	1,902,375
6.500% due 10/01/39 "	350,000	373,024

		7,795,216

Government National Mortgage Association - 5.8%

4.000% due 10/01/39 "	50,000	49,453
4.500% due 06/15/39 - 10/01/39 "	599,797	608,903
5.000% due 10/01/39 "	700,000	724,391
5.500% due 04/15/37 - 10/01/39 "	822,032	862,904
6.000% due 10/15/38 - 10/01/39 "	606,886	641,301
6.500% due 10/15/37 - 10/01/39 "	199,872	212,422

		3,099,374

Total Mortgage-Backed Securities
(Cost $21,645,675)		21,910,960

ASSET-BACKED SECURITIES - 0.6%

Capital One Multi-Asset Execution Trust
3.200% due 04/15/14 "	100,000	102,994
Chase Issuance Trust
2.400% due 06/17/13 "	100,000	101,695
Citibank Credit Card Issuance Trust
5.650% due 09/20/19 "	100,000	110,467

Total Asset-Backed Securities
(Cost $301,335)		315,156

U.S. GOVERNMENT AGENCY ISSUES - 8.2%

Fannie Mae
1.250% due 09/22/11	50,000	50,043
1.250% due 09/28/11	25,000	25,047
1.750% due 03/23/11	500,000	507,718
2.000% due 01/09/12	400,000	407,193
2.000% due 09/28/12	75,000	75,138
2.170% due 03/21/13	50,000	50,055
2.500% due 05/15/14	250,000	249,837
2.750% due 02/05/14	125,000	126,830
3.000% due 09/29/14	25,000	25,072
3.125% due 09/29/14	25,000	25,015
5.000% due 05/11/17	150,000	166,153
5.375% due 06/12/17	100,000	113,222
7.125% due 01/15/30	75,000	101,643
Federal Farm Credit Bank
2.125% due 06/18/12	100,000	101,086
3.000% due 09/22/14	50,000	51,007
Federal Home Loan Bank
0.750% due 03/18/11	25,000	25,021
0.750% due 03/25/11	25,000	25,001
1.250% due 09/28/11	100,000	100,164
1.375% due 05/16/11	200,000	202,000
1.375% due 09/28/11	100,000	100,189
1.500% due 09/16/11	100,000	100,291
1.625% due 07/27/11	100,000	101,210
2.000% due 09/24/12	50,000	50,058
2.000% due 10/05/12	25,000	25,077
5.000% due 11/17/17	100,000	109,491
Freddie Mac
1.500% due 08/24/11	200,000	201,356
1.625% due 04/26/11	100,000	101,311
2.000% due 09/28/12	25,000	25,018
2.000% due 10/01/12	50,000	50,119
2.125% due 03/23/12	200,000	203,876
2.250% due 08/24/12	100,000	100,805
2.500% due 01/07/14	200,000	201,482
3.125% due 10/25/10	100,000	102,737
3.625% due 08/25/14	100,000	101,522
4.340% due 12/18/17	100,000	100,729
5.000% due 04/18/17	150,000	166,075
6.250% due 07/15/32	75,000	95,048
Tennessee Valley Authority
5.250% due 09/15/39	25,000	26,488

Total U.S. Government Agency Issues
(Cost $4,347,364)		4,390,127

U.S. TREASURY OBLIGATIONS - 24.5%

U.S. Treasury Bonds - 4.8%

4.250% due 05/15/39	250,000	258,789
4.500% due 08/15/39	300,000	322,617
5.250% due 02/15/29	200,000	232,313
5.375% due 02/15/31	75,000	89,180
6.125% due 08/15/29	150,000	192,797
6.250% due 05/15/30	290,000	379,719
6.375% due 08/15/27	95,000	123,559
6.750% due 08/15/26	100,000	133,812
7.250% due 05/15/16	250,000	316,582
8.125% due 08/15/21	250,000	356,211
8.750% due 05/15/17	100,000	138,602

		2,544,181

U.S. Treasury Notes - 19.7%

0.875% due 12/31/10	500,000	502,364
0.875% due 02/28/11	675,000	677,848
0.875% due 04/30/11	200,000	200,641
0.875% due 05/31/11	200,000	200,578
1.000% due 07/31/11	250,000	250,850
1.000% due 09/30/11	150,000	150,153
1.125% due 06/30/11	1,000,000	1,006,290
1.125% due 12/15/11	300,000	300,469
1.250% due 11/30/10	100,000	100,914
1.375% due 09/15/12	150,000	149,784
1.500% due 07/15/12	100,000	100,555
1.875% due 02/28/14	425,000	421,547
1.875% due 04/30/14	125,000	123,594
2.250% due 05/31/14	450,000	451,582
2.375% due 09/30/14	150,000	150,428
2.625% due 07/31/14	100,000	101,719
2.625% due 04/30/16	500,000	493,789
2.750% due 02/15/19	175,000	167,125

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
3.000% due 09/30/16	$100,000	$100,418
3.125% due 05/15/19	210,000	206,768
3.250% due 05/31/16	100,000	102,500
3.250% due 07/31/16	250,000	255,996
3.625% due 12/31/12	150,000	160,066
3.625% due 05/15/13	150,000	160,078
3.750% due 11/15/18	250,000	258,848
3.875% due 05/15/18	100,000	104,875
4.000% due 08/15/18	150,000	158,449
4.125% due 05/15/15	200,000	216,672
4.250% due 11/15/13	900,000	983,251
4.250% due 11/15/14	200,000	218,563
4.250% due 11/15/17	150,000	161,719
4.500% due 04/30/12	300,000	325,149
4.625% due 08/31/11	500,000	535,586
4.625% due 10/31/11	600,000	645,047
4.625% due 02/15/17	100,000	110,758
4.750% due 05/15/14	100,000	111,524
5.125% due 05/15/16	100,000	114,125

		10,480,622

Total U.S. Treasury Obligations
(Cost $12,885,051)		13,024,803

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Brazilian Government International Bond (Brazil)
8.000% due 01/15/18	47,222	54,919
10.125% due 05/15/27	50,000	74,250
Export Development Canada (Canada)
2.375% due 03/19/12	50,000	51,119
Export-Import Bank of Korea (South Korea)
5.875% due 01/14/15	100,000	105,688
Italian Republic (Italy)
3.500% due 07/15/11	100,000	103,692
4.500% due 01/21/15	100,000	106,081
Japan Finance Corp (Japan)
2.000% due 06/24/11	50,000	50,664
Korea Development Bank (South Korea)
8.000% due 01/23/14	100,000	114,417
Mexico Government International Bond (Mexico)
6.750% due 09/27/34	50,000	55,250
Poland Government International Bond (Poland)
6.375% due 07/15/19	20,000	22,575
Province of Ontario Canada (Canada)
2.625% due 01/20/12	100,000	102,629
4.000% due 10/07/19	50,000	50,082
Province of Quebec Canada (Canada)
7.500% due 09/15/29	25,000	33,244
South Africa Government International Bond (South Africa)
6.875% due 05/27/19	100,000	112,000
United Mexican States (Mexico)
5.950% due 03/19/19	50,000	52,750

Total Foreign Government Bonds & Notes
(Cost $1,050,172)		1,089,360

MUNICIPAL BONDS - 0.2%

Central Puget Sound Regional Transportation Authorized Revenue WA
5.491% due 11/01/39	25,000	26,178
Pennsylvania State Turnpike
6.105% due 12/01/39	25,000	27,602
State of California
7.500% due 04/01/34	50,000	54,973
State of Utah Build America ‘D’
4.554% due 07/01/24	15,000	15,354

Total Municipal Bonds
(Cost $118,279)		124,107

	Shares

SHORT-TERM INVESTMENT - 19.3%

Money Market Fund - 19.3%

Federated Prime Obligations Fund	10,253,308	10,253,308

Total Short-Term Investment
(Cost $10,253,308)		10,253,308

TOTAL INVESTMENTS - 118.2%
(Cost $61,809,127)		62,918,182

OTHER ASSETS & LIABILITIES, NET - (18.2%)		(9,684,287)

NET ASSETS - 100.0%		$53,233,895

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 92.7%

Consumer Discretionary - 19.0%

AMC Entertainment Inc
8.750% due 06/01/19	$100,000	$103,750
Ameristar Casinos Inc
9.250% due 06/01/14 ~	150,000	156,375
Brunswick Corp
11.250% due 11/01/16 ~	100,000	109,500
Cablevision Systems Corp
8.000% due 04/15/12	350,000	366,625
Cengage Learning Acquisitions Inc
10.500% due 01/15/15 ~	100,000	95,000
Dollar General Corp
10.625% due 07/15/15	250,000	277,500
DR Horton Inc
5.250% due 02/15/15	350,000	328,125
Ford Motor Co
7.450% due 07/16/31	150,000	122,250
Harrah’s Operating Co Inc
10.000% due 12/15/18 ~	350,000	280,000
Jarden Corp
7.500% due 05/01/17	75,000	73,313
JC Penney Corp Inc
6.375% due 10/15/36	100,000	83,000
Lennar Corp
5.600% due 05/31/15	250,000	231,875
Macy’s Retail Holdings Inc
5.900% due 12/01/16	350,000	322,490
MGM Mirage
13.000% due 11/15/13 ~	250,000	287,500
Michaels Stores Inc
10.000% due 11/01/14	100,000	99,000
Nielsen Finance LLC
10.000% due 08/01/14	250,000	252,500
Peninsula Gaming LLC
10.750% due 08/15/17 ~	75,000	75,750
Penn National Gaming Inc
8.750% due 08/15/19 ~	75,000	75,562
Pinnacle Entertainment Inc
7.500% due 06/15/15	75,000	66,750
Pulte Homes Inc
5.250% due 01/15/14	300,000	292,500
Quebecor Media Inc (Canada)
7.750% due 03/15/16	100,000	99,500
Royal Caribbean Cruises Ltd (Liberia)
7.000% due 06/15/13	250,000	239,375
Stanadyne Corp
10.000% due 08/15/14	25,000	21,125
Starwood Hotels & Resorts Worldwide Inc
7.875% due 10/15/14	250,000	263,125
The Goodyear Tire & Rubber Co
10.500% due 05/15/16	100,000	109,000
Toys R Us Property Co I LLC
10.750% due 07/15/17 ~	100,000	108,000
Virgin Media Finance PLC (United Kingdom)
9.500% due 08/15/16	100,000	105,750
Wynn Las Vegas LLC
6.625% due 12/01/14	100,000	97,000
XM Satellite Radio Inc
13.000% due 08/01/13 ~	75,000	73,875

		4,816,115

Consumer Staples - 3.5%

Constellation Brands Inc
7.250% due 05/15/17	250,000	250,000
Rite Aid Corp
9.500% due 06/15/17	150,000	122,250
SUPERVALU Inc
8.000% due 05/01/16	250,000	260,000
Tyson Foods Inc
7.850% due 04/01/16	250,000	256,250

		888,500

Energy - 10.2%

Chesapeake Energy Corp
6.500% due 08/15/17	500,000	461,250
Cie Generale de Geophysique-Veritas (France)
9.500% due 05/15/16 ~	125,000	132,812
Copano Energy LLC
7.750% due 06/01/18	50,000	47,750
El Paso Corp
7.000% due 06/15/17	500,000	492,708
Linn Energy LLC
11.750% due 05/15/17 ~	150,000	162,375
MarkWest Energy Partners LP
8.500% due 07/15/16	75,000	74,625
Peabody Energy Corp
7.375% due 11/01/16	100,000	101,500
PetroHawk Energy Corp
7.875% due 06/01/15	500,000	495,000
Plains Exploration & Production Co
7.750% due 06/15/15	500,000	498,750
Pride International Inc
8.500% due 06/15/19	125,000	138,125

		2,604,895

Financials - 15.1%

American International Group Inc
6.250% due 03/15/37	200,000	100,000
8.175% due 05/15/58 §	700,000	425,250
Arch Western Finance LLC
6.750% due 07/01/13	100,000	98,875
BAC Capital Trust XI
6.625% due 05/23/36	250,000	221,250
CIT Group Inc
7.625% due 11/30/12	500,000	325,938
Citigroup Capital XXI
8.300% due 12/21/57 §	150,000	134,813
First Data Corp
9.875% due 09/24/15	250,000	232,188
Ford Motor Credit Co LLC
7.250% due 10/25/11	750,000	728,864
General Motors Acceptance Corp LLC
6.875% due 09/15/11 ~	500,000	477,500
Genworth Financial Inc
6.150% due 11/15/66 §	50,000	32,375
Host Hotels & Resorts LP
6.750% due 06/01/16	405,000	386,775
Leucadia National Corp
8.125% due 09/15/15	100,000	102,500
Liberty Mutual Group Inc
10.750% due 06/15/58 § ~	125,000	120,625
Momentive Performance Materials Inc
9.750% due 12/01/14	50,000	39,000
Nuveen Investments Inc
10.500% due 11/15/15 ~	50,000	43,500
Realogy Corp
10.500% due 04/15/14	100,000	73,000
Residential Capital LLC
9.625% due 05/15/15	250,000	192,500
The Royal Bank of Scotland Group PLC (United Kingdom)
7.640% § ±	200,000	98,115

		3,833,068

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
Health Care - 8.1%

Biomet Inc
11.625% due 10/15/17	$250,000	$273,750
Boston Scientific Corp
6.000% due 06/15/11	250,000	258,125
Community Health Systems Inc
8.875% due 07/15/15	250,000	256,875
HCA Inc
9.250% due 11/15/16	500,000	518,125
Inverness Medical Innovations Inc
9.000% due 05/15/16	200,000	199,250
Omnicare Inc
6.125% due 06/01/13	413,000	399,577
Tenet Healthcare Corp
8.875% due 07/01/19 ~	150,000	159,000

		2,064,702

Industrials - 6.8%

Case New Holland Inc
7.750% due 09/01/13 ~	100,000	100,000
Corrections Corp of America
6.750% due 01/31/14	300,000	298,125
Iron Mountain Inc
8.375% due 08/15/21	80,000	82,800
L-3 Communications Corp
6.375% due 10/15/15	500,000	507,500
Masco Corp
6.125% due 10/03/16	150,000	142,460
RailAmerica Inc
9.250% due 07/01/17 ~	50,000	52,625
RBS Global Inc
9.500% due 08/01/14	100,000	97,500
Terex Corp
8.000% due 11/15/17	100,000	92,250
The Hertz Corp
8.875% due 01/01/14	350,000	355,250

		1,728,510

Information Technology - 4.2%

Amkor Technology Inc
9.250% due 06/01/16	100,000	103,500
DISH DBS Corp
7.125% due 02/01/16	350,000	349,125
Freescale Semiconductor Inc
8.875% due 12/15/14	100,000	77,000
Sanmina-SCI Corp
8.125% due 03/01/16	100,000	94,000
Seagate Technology HDD Holdings (Cayman)
6.800% due 10/01/16	100,000	92,250
SunGard Data Systems Inc
9.125% due 08/15/13	350,000	355,250

		1,071,125

Materials - 6.2%

Ball Corp
7.125% due 09/01/16	125,000	128,125
Crown Americas LLC
7.750% due 11/15/15	125,000	127,812
Domtar Corp
10.750% due 06/01/17	100,000	112,500
Georgia-Pacific LLC
8.250% due 05/01/16 ~	250,000	260,625
Hanson Ltd (United Kingdom)
6.125% due 08/15/16	125,000	115,157
MeadWestvaco Corp
7.375% due 09/01/19	125,000	131,174
Nalco Co
8.250% due 05/15/17 ~	100,000	105,500
Owens Brockway
7.375% due 05/15/16	70,000	71,400
Ply Gem Industries Inc
11.750% due 06/15/13	100,000	88,500
Steel Dynamics Inc
7.375% due 11/01/12	100,000	101,500
The Teck Resources Ltd (Canada)
10.750% due 05/15/19	200,000	233,500
United States Steel Corp
7.000% due 02/01/18	100,000	96,186

		1,571,979

Telecommunication Services - 11.3%

CC Holdings GS V LLC
7.750% due 05/01/17 ~	300,000	312,000
Cricket Communications Inc
7.750% due 05/15/16 ~	125,000	127,500
Frontier Communications Corp
8.250% due 05/01/14	500,000	517,500
Intelsat Jackson Holdings Ltd (Bermuda)
11.250% due 06/15/16	400,000	430,000
Level 3 Financing Inc
9.250% due 11/01/14	300,000	267,750
Qwest Capital Funding Inc
7.250% due 02/15/11	250,000	251,250
Sprint Nextel Corp
6.000% due 12/01/16	500,000	448,750
8.375% due 08/15/17	50,000	50,000
West Corp
9.500% due 10/15/14	100,000	98,500
Windstream Corp
8.625% due 08/01/16	350,000	359,625

		2,862,875

Utilities - 8.3%

CMS Energy Corp
8.750% due 06/15/19	25,000	27,327
Dynegy Holdings Inc
7.750% due 06/01/19	350,000	300,125
Edison Mission Energy
7.000% due 05/15/17	500,000	420,000
NRG Energy Inc
7.250% due 02/01/14	300,000	295,500
RRI Energy Inc
7.625% due 06/15/14	250,000	246,563
Texas Competitive Electric Holdings Co LLC
10.250% due 11/01/15	500,000	362,500
The AES Corp
8.000% due 10/15/17	350,000	353,937
Wind Acquisition Finance SA (Luxembourg)
11.750% due 07/15/17 ~	90,000	101,925

		2,107,877

Total Corporate Bonds & Notes
(Cost $21,510,711)		23,549,646

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD HIGH YIELD BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 4.9%

Money Market Fund - 4.9%

Federated Prime Obligations Fund	1,233,061	$1,233,061

Total Short-Term Investment
(Cost $1,233,061)		1,233,061

TOTAL INVESTMENTS - 97.6%
(Cost $22,743,772)		24,782,707

OTHER ASSETS & LIABILITIES, NET - 2.4%		621,123

NET ASSETS - 100.0%		$25,403,830

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 10.3%

Aaron’s Inc	168	$4,435
Abercrombie & Fitch Co ‘A’	202	6,642
Advance Auto Parts Inc	419	16,458
Aeropostale Inc *	297	12,911
Amazon.com Inc *	1,371	127,997
American Eagle Outfitters Inc	753	12,696
Apollo Group Inc ‘A’ *	564	41,550
AutoNation Inc *	10	181
AutoZone Inc *	131	19,155
Barnes & Noble Inc	68	1,511
Bed Bath & Beyond Inc *	1,055	39,605
Best Buy Co Inc	1,418	53,203
Big Lots Inc *	65	1,626
BorgWarner Inc	473	14,313
Brink’s Home Security Holdings Inc *	163	5,019
Brinker International Inc	468	7,362
Burger King Holdings Inc	478	8,408
Career Education Corp *	267	6,509
CarMax Inc *	616	12,874
Carnival Corp (Panama)	796	26,491
Chico’s FAS Inc *	713	9,269
Chipotle Mexican Grill Inc ‘A’ *	136	13,199
Choice Hotels International Inc	28	870
Coach Inc	1,293	42,566
Comcast Corp ‘A’	956	16,147
CTC Media Inc *	115	1,808
Darden Restaurants Inc	596	20,341
DeVry Inc	271	14,992
Dick’s Sporting Goods Inc *	321	7,190
Discovery Communications Inc ‘C’ *	1,053	27,410
Dollar Tree Inc *	393	19,131
Expedia Inc *	664	15,903
Family Dollar Stores Inc	621	16,394
Federal Mogul Corp *	2	24
Foot Locker Inc	341	4,075
GameStop Corp ‘A’ *	626	16,570
Garmin Ltd (Cayman)	390	14,719
Gentex Corp	509	7,202
Guess? Inc	223	8,260
H&R Block Inc	1,455	26,743
Hanesbrands Inc *	362	7,747
Harman International Industries Inc	156	5,285
Hasbro Inc	351	9,740
Hillenbrand Inc	81	1,650
Interactive Data Corp	58	1,520
International Game Technology	990	21,265
ITT Educational Services Inc *	168	18,549
John Wiley & Sons Inc ‘A’	142	4,939
Johnson Controls Inc	1,326	33,893
KB Home	5	83
Kohl’s Corp *	1,203	68,631
Las Vegas Sands Corp *	900	15,156
Leggett & Platt Inc	457	8,866
Limited Brands Inc	696	11,825
LKQ Corp *	535	9,919
Lowe’s Cos Inc	1,877	39,304
M.D.C. Holdings Inc	50	1,737
Marriott International Inc ‘A’	618	17,051
Marvel Entertainment Inc *	186	9,229
Mattel Inc	1,102	20,343
McDonald’s Corp	4,580	261,381
MGM Mirage *	431	5,189
Morningstar Inc *	66	3,205
Netflix Inc *	194	8,957
Newell Rubbermaid Inc	243	3,813
Nike Inc ‘B’	1,517	98,150
Nordstrom Inc	662	20,217
NVR Inc *	5	3,187
O’Reilly Automotive Inc *	591	21,359
Office Depot Inc *	310	2,052
Omnicom Group Inc	1,260	46,544
Panera Bread Co ‘A’ *	133	7,315
Penske Auto Group Inc	47	901
PetSmart Inc	564	12,267
Phillips-Van Heusen Corp	157	6,718
Polo Ralph Lauren Corp	208	15,937
priceline.com Inc *	177	29,350
Pulte Homes Inc	183	2,011
RadioShack Corp	109	1,806
Regal Entertainment Group ‘A’	141	1,737
Ross Stores Inc	535	25,557
Royal Caribbean Cruises Ltd (Liberia)	194	4,671
Scientific Games Corp ‘A’ *	222	3,514
Scripps Networks Interactive Inc ‘A’	191	7,057
Staples Inc	2,965	68,847
Starbucks Corp *	3,006	62,074
Starwood Hotels & Resorts Worldwide Inc	152	5,021
Strayer Education Inc	63	13,714
Target Corp	3,114	145,361
The DIRECTV Group Inc *	1,865	51,437
The Gap Inc	1,727	36,958
The Goodyear Tire & Rubber Co *	963	16,400
The Home Depot Inc	428	11,402
The McGraw-Hill Cos Inc	1,319	33,160
The New York Times Co ‘A’	46	374
The Sherwin-Williams Co	371	22,319
The TJX Cos Inc	1,740	64,641
Thor Industries Inc	93	2,878
Tiffany & Co	492	18,957
TRW Automotive Holdings Corp *	90	1,507
Urban Outfitters Inc *	556	16,774
VF Corp	69	4,998
WABCO Holdings Inc	198	4,158
Weight Watchers International Inc	11	302
Wendy’s/Arby’s Group Inc ‘A’	649	3,070
Williams-Sonoma Inc	191	3,864
WMS Industries Inc *	198	8,823
Wyndham Worldwide Corp	284	4,635
Yum! Brands Inc	1,879	63,435

		2,266,495

Consumer Staples - 15.8%

Alberto-Culver Co	259	7,169
Altria Group Inc	8,638	153,843
Archer-Daniels-Midland Co	1,530	44,707
Avon Products Inc	1,742	59,158
BJ’s Wholesale Club Inc *	65	2,354
Brown-Forman Corp ‘B’	287	13,839
Campbell Soup Co	589	19,213
Church & Dwight Co Inc	283	16,057
Coca-Cola Enterprises Inc	1,089	23,316
Colgate-Palmolive Co	2,087	159,196
Costco Wholesale Corp	1,820	102,757
CVS Caremark Corp	1,809	64,654
Dean Foods Co *	725	12,898
Energizer Holdings Inc *	231	15,325
Flowers Foods Inc	221	5,810
General Mills Inc	580	37,340
Green Mountain Coffee Roasters Inc *	153	11,298
H.J. Heinz Co	1,086	43,169
Hansen Natural Corp *	305	11,206
Herbalife Ltd (Cayman)	234	7,661
Hormel Foods Corp	24	853
Kellogg Co	1,032	50,805
Kimberly-Clark Corp	1,514	89,296
Lorillard Inc	631	46,883

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
McCormick & Co Inc	507	$17,208
Mead Johnson Nutrition Co ‘A’	59	2,662
Molson Coors Brewing Co ‘B’	53	2,580
NBTY Inc *	136	5,383
PepsiCo Inc	6,436	377,536
Philip Morris International Inc	8,110	395,281
Sara Lee Corp	800	8,912
Smithfield Foods Inc *	13	179
Sysco Corp	2,400	59,640
The Clorox Co	531	31,233
The Coca-Cola Co	7,567	406,348
The Estee Lauder Cos Inc ‘A’	430	15,944
The Hershey Co	343	13,329
The Kroger Co	2,336	48,215
The Pepsi Bottling Group Inc	450	16,398
The Procter & Gamble Co	7,896	457,336
Wal-Mart Stores Inc	9,144	448,879
Walgreen Co	4,081	152,915
Whole Foods Market Inc *	403	12,287

		3,471,072

Energy - 4.2%

Alpha Natural Resources Inc *	516	18,112
Atwood Oceanics Inc *	220	7,759
Cameron International Corp *	875	33,093
CNX Gas Corp *	84	2,579
Comstock Resources Inc *	6	240
CONSOL Energy Inc	765	34,509
Continental Resources Inc *	50	1,959
Diamond Offshore Drilling Inc	298	28,465
Dresser-Rand Group Inc *	308	9,570
El Paso Corp	739	7,627
ENSCO International Inc	188	7,998
EXCO Resources Inc *	468	8,747
Exterran Holdings Inc *	149	3,537
Exxon Mobil Corp	5,204	357,046
FMC Technologies Inc *	495	25,859
Forest Oil Corp *	207	4,051
Frontier Oil Corp	391	5,443
Helmerich & Payne Inc	114	4,506
Holly Corp	204	5,227
Mariner Energy Inc *	328	4,651
Massey Energy Co	308	8,590
Oceaneering International Inc *	211	11,974
Patterson-UTI Energy Inc	151	2,280
Peabody Energy Corp	1,128	41,984
Petrohawk Energy Corp *	1,216	29,439
Plains Exploration & Production Co *	336	9,294
Pride International Inc *	364	11,080
Quicksilver Resources Inc *	534	7,577
Range Resources Corp	117	5,775
Rowan Cos Inc	118	2,722
Schlumberger Ltd (Netherlands)	2,233	133,087
Seahawk Drilling Inc *	44	1,368
Smith International Inc	573	16,445
Southwestern Energy Co *	1,447	61,758
St. Mary Land & Exploration Co	72	2,337
Teekay Corp	75	1,640
Tesoro Corp	281	4,209

		922,537

Financials - 5.1%

Affiliated Managers Group Inc *	184	11,962
Aflac Inc	1,917	81,933
Alexandria Real Estate Equities Inc REIT	49	2,663
American Express Co	747	25,323
American International Group Inc *	186	8,204
AmeriCredit Corp *	100	1,579
Ameriprise Financial Inc	73	2,652
Arthur J. Gallagher & Co	342	8,335
AXIS Capital Holdings Ltd (Bermuda)	137	4,135
BlackRock Inc	28	6,071
BOK Financial Corp	24	1,112
Brown & Brown Inc	296	5,671
Capital One Financial Corp	547	19,544
CapitalSource Inc	100	434
Capitol Federal Financial	68	2,239
CB Richard Ellis Group Inc ‘A’ *	920	10,801
CME Group Inc	18	5,547
CNA Financial Corp *	43	1,038
Commerce Bancshares Inc	70	2,607
Digital Realty Trust Inc REIT	340	15,541
Eaton Vance Corp	450	12,595
Endurance Specialty Holdings Ltd (Bermuda)	77	2,808
Erie Indemnity Co ‘A’	70	2,622
Federal Realty Investment Trust REIT	51	3,130
Federated Investors Inc ‘B’	301	7,937
Fidelity National Financial Inc ‘A’	200	3,016
Franklin Resources Inc	285	28,671
Genworth Financial Inc ‘A’	816	9,751
GLG Partners Inc	645	2,599
Greenhill & Co Inc	74	6,629
HCP Inc REIT	435	12,502
Health Care REIT Inc	278	11,570
Hudson City Bancorp Inc	1,160	15,254
IntercontinentalExchange Inc *	310	30,129
Invesco Ltd (Bermuda)	172	3,915
Investment Technology Group Inc *	14	391
Janus Capital Group Inc	704	9,983
Jefferies Group Inc *	338	9,204
Lazard Ltd ‘A’ (Bermuda)	336	13,880
Leucadia National Corp *	248	6,131
Lincoln National Corp	361	9,354
Marsh & McLennan Cos Inc	205	5,070
Moody’s Corp	816	16,695
Morgan Stanley	1,335	41,225
MSCI Inc ‘A’ *	389	11,522
Nationwide Health Properties Inc REIT	286	8,863
Northern Trust Corp	979	56,939
NYSE Euronext	253	7,309
Odyssey Re Holdings Corp	13	843
Plum Creek Timber Co Inc REIT	238	7,292
Principal Financial Group Inc	1,264	34,621
Prudential Financial Inc	976	48,712
Public Storage REIT	568	42,736
Rayonier Inc REIT	151	6,177
Reinsurance Group of America Inc	16	714
SEI Investments Co	457	8,994
Simon Property Group Inc REIT	411	28,536
SLM Corp *	352	3,069
State Street Corp	1,096	57,650
T. Rowe Price Group Inc	1,040	47,528
TD Ameritrade Holding Corp *	1,034	20,287
TFS Financial Corp	12	143
The Bank of New York Mellon Corp	1,052	30,497
The Charles Schwab Corp	3,990	76,408
The Goldman Sachs Group Inc	140	25,809
The Hanover Insurance Group Inc	14	579
The Macerich Co REIT	2	61
The NASDAQ OMX Group Inc *	215	4,526
The Progressive Corp *	267	4,427
The St. Joe Co *	359	10,454
Validus Holdings Ltd (Bermuda)	47	1,213
W.R. Berkley Corp	150	3,792
Waddell & Reed Financial Inc ‘A’	330	9,388
Wells Fargo & Co	2,889	81,412

		1,122,953

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Health Care - 16.4%

Abbott Laboratories	6,432	$318,191
Abraxis Bioscience Inc *	24	873
Aetna Inc	429	11,939
Alexion Pharmaceuticals Inc *	344	15,322
Allergan Inc	1,245	70,666
Allscripts-Misys Healthcare Solutions Inc	224	4,540
AmerisourceBergen Corp	1,102	24,663
Amgen Inc *	4,206	253,327
Amylin Pharmaceuticals Inc *	634	8,679
Baxter International Inc	2,529	144,178
Beckman Coulter Inc	289	19,924
Becton Dickinson & Co	1,010	70,447
Bio-Rad Laboratories Inc ‘A’ *	69	6,340
Biogen Idec Inc *	1,217	61,483
BioMarin Pharmaceutical Inc *	437	7,901
Boston Scientific Corp *	2,135	22,610
Bristol-Myers Squibb Co	4,601	103,614
C.R. Bard Inc	426	33,488
Celgene Corp *	1,892	105,763
Cephalon Inc *	322	18,753
Cerner Corp *	290	21,692
Charles River Laboratories International Inc *	157	5,806
CIGNA Corp	103	2,893
Community Health Systems Inc *	171	5,460
Covance Inc *	251	13,592
Coventry Health Care Inc *	145	2,894
DaVita Inc *	408	23,109
Dendreon Corp *	503	14,079
DENTSPLY International Inc	584	20,171
Edwards Lifesciences Corp *	217	15,170
Eli Lilly & Co	2,236	73,855
Emdeon Inc ‘A’ *	39	632
Express Scripts Inc *	1,150	89,217
Gen-Probe Inc *	230	9,531
Genzyme Corp *	1,137	64,502
Gilead Sciences Inc *	3,783	176,212
Health Management Associates Inc ‘A’ *	1,069	8,007
Henry Schein Inc *	353	19,383
Hill-Rom Holdings Inc	92	2,004
HLTH Corp *	378	5,523
Hologic Inc *	134	2,190
Hospira Inc *	644	28,722
Humana Inc *	236	8,803
Idexx Laboratories Inc *	225	11,250
Illumina Inc *	529	22,482
IMS Health Inc	218	3,346
Intuitive Surgical Inc *	160	41,960
Inverness Medical Innovations Inc *	136	5,267
Johnson & Johnson	8,825	537,354
Kinetic Concepts Inc *	112	4,142
Laboratory Corp of America Holdings *	467	30,682
Life Technologies Corp *	665	30,956
Lincare Holdings Inc *	264	8,250
McKesson Corp	567	33,765
Medco Health Solutions Inc *	2,020	111,726
MEDNAX Inc *	50	2,746
Medtronic Inc	4,620	170,016
Merck & Co Inc	1,555	49,185
Mettler-Toledo International Inc *	128	11,596
Millipore Corp *	220	15,473
Mylan Inc *	953	15,258
Myriad Genetics Inc *	405	11,097
Omnicare Inc	170	3,828
OSI Pharmaceuticals Inc *	220	7,766
Patterson Cos Inc *	412	11,227
PerkinElmer Inc	140	2,694
Perrigo Co	307	10,435
Pharmaceutical Product Development Inc	455	9,983
Quest Diagnostics Inc	666	34,759
ResMed Inc *	290	13,108
Schering-Plough Corp	5,689	160,714
Sepracor Inc *	447	10,236
St. Jude Medical Inc *	1,462	57,033
Stryker Corp	1,428	64,874
Techne Corp	136	8,507
Teleflex Inc	58	2,802
Tenet Healthcare Corp *	1,418	8,338
Thermo Fisher Scientific Inc *	165	7,206
United Therapeutics Corp *	192	9,406
Universal Health Services Inc ‘B’	29	1,796
Valeant Pharmaceuticals International *	255	7,155
Varian Medical Systems Inc *	498	20,981
VCA Antech Inc *	316	8,497
Vertex Pharmaceuticals Inc *	696	26,378
Waters Corp *	383	21,394
WellPoint Inc *	159	7,530
Wyeth	1,215	59,025

		3,608,371

Industrials - 10.1%

3M Co	2,895	213,651
Aecom Technology Corp *	367	9,960
Alliant Techsystems Inc *	151	11,755
AMETEK Inc	417	14,557
AMR Corp *	1,266	10,065
Armstrong World Industries Inc *	31	1,068
Avery Dennison Corp	112	4,033
BE Aerospace Inc *	158	3,182
Bucyrus International Inc	89	3,170
C.H. Robinson Worldwide Inc	683	39,443
Carlisle Cos Inc	57	1,933
Caterpillar Inc	1,266	64,984
Cintas Corp	89	2,698
Con-way Inc	88	3,372
Continental Airlines Inc ‘B’ *	614	10,094
Copa Holdings SA ‘A’ (Panama)	141	6,273
Copart Inc *	245	8,136
Corrections Corp of America *	45	1,019
Crane Co	90	2,323
Cummins Inc	296	13,264
Danaher Corp	684	46,047
Deere & Co	443	19,014
Delta Air Lines Inc *	3,187	28,556
Donaldson Co Inc	288	9,973
Dover Corp	553	21,434
Emerson Electric Co	3,145	126,052
Equifax Inc	446	12,996
Expeditors International of Washington Inc	891	31,319
Fastenal Co	520	20,124
First Solar Inc *	217	33,171
Flowserve Corp	241	23,748
Fluor Corp	761	38,697
FTI Consulting Inc *	212	9,033
GATX Corp	69	1,929
General Dynamics Corp	118	7,623
Goodrich Corp	492	26,735
Graco Inc	98	2,731
Harsco Corp	217	7,684
Honeywell International Inc	3,115	115,722
Hubbell Inc ‘B’	15	630
IDEX Corp	162	4,528
IHS Inc ‘A’ *	179	9,152
Iron Mountain Inc *	712	18,982
ITT Corp	61	3,181
Jacobs Engineering Group Inc *	509	23,389
JB Hunt Transport Services Inc	393	12,627
Joy Global Inc	386	18,891
Kansas City Southern *	201	5,325

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Kirby Corp *	38	$1,399
Landstar System Inc	233	8,868
Lennox International Inc	223	8,055
Lockheed Martin Corp	1,334	104,159
Masco Corp	682	8,811
McDermott International Inc (Panama)	964	24,360
Monster Worldwide Inc *	344	6,013
MSC Industrial Direct Co Inc ‘A’	156	6,798
Navistar International Corp *	262	9,804
Norfolk Southern Corp	172	7,415
Northrop Grumman Corp	181	9,367
Owens Corning Inc *	128	2,874
PACCAR Inc	1,418	53,473
Pall Corp	457	14,752
Pentair Inc	94	2,775
Precision Castparts Corp	571	58,168
Raytheon Co	1,282	61,498
Republic Services Inc	386	10,256
Robert Half International Inc	597	14,937
Rockwell Automation Inc	48	2,045
Rockwell Collins Inc	634	32,207
Roper Industries Inc	300	15,294
RR Donnelley & Sons Co	183	3,891
Snap-on Inc	58	2,016
Southwest Airlines Co	967	9,283
Spirit AeroSystems Holdings Inc ‘A’ *	115	2,077
Stericycle Inc *	376	18,217
SunPower Corp ‘A’ *	422	12,614
The Boeing Co	258	13,971
The Brink’s Co	221	5,947
The Dun & Bradstreet Corp	232	17,474
The Shaw Group Inc *	260	8,343
The Toro Co	165	6,562
Thomas & Betts Corp *	47	1,414
TransDigm Group Inc *	143	7,123
Union Pacific Corp	1,101	64,243
United Parcel Service Inc ‘B’	2,847	160,770
United Technologies Corp	3,203	195,159
URS Corp *	56	2,444
UTi Worldwide Inc (United Kingdom)	325	4,706
Valmont Industries Inc	88	7,496
W.W. Grainger Inc	268	23,948
Wabtec Corp	175	6,568
Waste Connections Inc *	205	5,916
Waste Management Inc	1,796	53,557
WESCO International Inc *	116	3,341

		2,204,681

Information Technology - 31.4%

Accenture PLC (Ireland)	1	37
Activision Blizzard Inc *	1,290	15,983
Adobe Systems Inc *	2,145	70,871
Advanced Micro Devices Inc *	1,337	7,567
Affiliated Computer Services Inc ‘A’ *	243	13,163
Agilent Technologies Inc *	1,390	38,684
Akamai Technologies Inc *	750	14,760
Alliance Data Systems Corp *	233	14,232
Altera Corp	1,273	26,109
Amdocs Ltd (United Kingdom)	94	2,527
Amphenol Corp ‘A’	683	25,735
Analog Devices Inc	1,184	32,655
ANSYS Inc *	341	12,777
Apple Inc *	3,694	684,757
Arrow Electronics Inc *	173	4,870
Autodesk Inc *	611	14,542
Automatic Data Processing Inc	2,109	82,884
Avnet Inc *	176	4,571
BMC Software Inc *	797	29,911
Broadcom Corp ‘A’ *	2,007	61,595
Broadridge Financial Solutions Inc	318	6,392
Brocade Communications Systems Inc *	651	5,117
CA Inc	1,306	28,719
Cadence Design Systems Inc *	990	7,267
Ciena Corp *	83	1,351
Cisco Systems Inc *	23,870	561,900
Citrix Systems Inc *	777	30,482
Cognizant Technology Solutions Corp ‘A’ *	1,234	47,706
Convergys Corp *	49	487
Corning Inc	5,452	83,470
Cree Inc *	454	16,684
Cypress Semiconductor Corp *	658	6,797
Dell Inc *	7,053	107,629
Diebold Inc	210	6,915
Dolby Laboratories Inc ‘A’ *	194	7,409
DST Systems Inc *	120	5,376
eBay Inc *	1,072	25,310
Electronic Arts Inc *	1,377	26,232
EMC Corp *	927	15,796
Equinix Inc *	160	14,720
F5 Networks Inc *	345	13,672
FactSet Research Systems Inc	162	10,731
Fidelity National Information Services Inc	305	7,781
Fiserv Inc *	628	30,270
FLIR Systems Inc *	657	18,376
Genpact Ltd (Bermuda)	212	2,608
Global Payments Inc	312	14,570
Google Inc ‘A’ *	990	490,891
Harris Corp	407	15,303
Hewitt Associates Inc ‘A’ *	339	12,350
Hewlett-Packard Co	7,651	361,204
IAC/InterActiveCorp *	222	4,482
Integrated Device Technology Inc *	266	1,798
Intel Corp	14,230	278,481
International Business Machines Corp	5,470	654,267
International Rectifier Corp *	109	2,124
Intersil Corp ‘A’	318	4,869
Intuit Inc *	1,377	39,244
Itron Inc *	157	10,070
Jabil Circuit Inc	446	5,981
JDS Uniphase Corp *	558	3,967
Juniper Networks Inc *	2,195	59,309
Lam Research Corp *	557	19,027
Lender Processing Services Inc	375	14,314
Linear Technology Corp	963	26,608
Marvell Technology Group Ltd * (Bermuda)	1,869	30,259
MasterCard Inc ‘A’	357	72,168
Maxim Integrated Products Inc	996	18,067
McAfee Inc *	666	29,164
MEMC Electronic Materials Inc *	924	15,366
Metavante Technologies Inc *	347	11,965
Microchip Technology Inc	668	17,702
Micron Technology Inc *	523	4,289
MICROS Systems Inc *	304	9,178
Microsoft Corp	31,914	826,253
Molex Inc	11	230
Motorola Inc	513	4,407
National Instruments Corp	195	5,388
National Semiconductor Corp	1,017	14,513
NCR Corp *	650	8,983
NetApp Inc *	1,414	37,725
NeuStar Inc ‘A’ *	257	5,808
Novell Inc *	532	2,399
Novellus Systems Inc *	292	6,126
Nuance Communications Inc *	803	12,013
NVIDIA Corp *	2,323	34,915
ON Semiconductor Corp *	1,655	13,654
Oracle Corp	15,795	329,168
Paychex Inc	1,374	39,915
QLogic Corp *	537	9,236
QUALCOMM Inc	6,888	309,822

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Rambus Inc *	427	$7,430
Red Hat Inc *	812	22,444
Rovi Corp *	267	8,971
SAIC Inc *	624	10,945
salesforce.com inc *	460	26,188
SanDisk Corp *	485	10,524
Seagate Technology LLC (Cayman)	1,881	28,610
Silicon Laboratories Inc *	207	9,597
Sohu.com Inc *	135	9,285
Sybase Inc *	372	14,471
Symantec Corp *	3,459	56,970
Synopsys Inc *	409	9,170
Teradata Corp *	555	15,274
Teradyne Inc *	794	7,344
Texas Instruments Inc	5,232	123,946
The Western Union Co	2,870	54,300
Total System Services Inc	420	6,766
Trimble Navigation Ltd *	461	11,022
Varian Semiconductor Equipment Associates Inc *	274	8,998
VeriSign Inc *	829	19,639
Visa Inc ‘A’	1,875	129,581
Vishay Intertechnology Inc *	135	1,066
VMware Inc ‘A’ *	230	9,239
WebMD Health Corp ‘A’ *	17	563
Western Digital Corp *	852	31,124
Xilinx Inc	1,186	27,776
Yahoo! Inc *	4,649	82,799
Zebra Technologies Corp ‘A’ *	183	4,745

		6,883,786

Materials - 3.9%

Air Products & Chemicals Inc	315	24,438
Albemarle Corp	19	657
Alcoa Inc	1,928	25,295
Ashland Inc	37	1,599
Ball Corp	250	12,300
Celanese Corp ‘A’	568	14,200
CF Industries Holdings Inc	160	13,797
Cliffs Natural Resources Inc	73	2,362
Compass Minerals International Inc	87	5,361
Crown Holdings Inc *	624	16,973
E.I. du Pont de Nemours & Co	1,237	39,757
Eagle Materials Inc	208	5,945
Ecolab Inc	1,006	46,507
FMC Corp	273	15,356
Freeport-McMoRan Copper & Gold Inc	1,043	71,560
International Flavors & Fragrances Inc	278	10,545
Intrepid Potash Inc *	188	4,435
Martin Marietta Materials Inc	59	5,432
Monsanto Co	2,278	176,317
Nalco Holding Co	531	10,880
Newmont Mining Corp	2,008	88,392
Owens-Illinois Inc *	550	20,295
Packaging Corp of America	35	714
Pactiv Corp *	482	12,556
Praxair Inc	1,289	105,299
Royal Gold Inc	66	3,010
RPM International Inc	230	4,253
Schnitzer Steel Industries Inc ‘A’	83	4,420
Sigma-Aldrich Corp	485	26,180
Southern Copper Corp	512	15,713
Terra Industries Inc	261	9,049
The Lubrizol Corp	258	18,437
The Mosaic Co	642	30,861
The Scotts Miracle-Gro Co ‘A’	162	6,958
Walter Energy Inc	231	13,874

		863,727

Telecommunication Services - 0.6%

American Tower Corp ‘A’ *	1,681	61,188
Crown Castle International Corp *	407	12,764
Frontier Communications Corp	716	5,399
Leap Wireless International Inc *	222	4,340
MetroPCS Communications Inc *	1,003	9,388
NII Holdings Inc *	63	1,889
SBA Communications Corp ‘A’ *	516	13,947
tw telecom Inc *	563	7,572
Windstream Corp	729	7,385

		123,872

Utilities - 0.9%

Allegheny Energy Inc	472	12,517
American Water Works Co Inc	53	1,057
Calpine Corp *	693	7,983
CenterPoint Energy Inc	1,452	18,048
Constellation Energy Group Inc	608	19,681
DPL Inc	51	1,331
EQT Corp	516	21,982
Exelon Corp	237	11,760
FPL Group Inc	244	13,476
Integrys Energy Group Inc	58	2,082
ITC Holdings Corp	182	8,272
NV Energy Inc	349	4,045
Ormat Technologies Inc	67	2,735
PPL Corp	1,522	46,178
The AES Corp *	2,278	33,760

		204,907

Total Common Stocks
(Cost $19,320,056)		21,672,401

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 1000 Growth Index Fund	2,536	117,442

Total Exchange-Traded Fund
(Cost $116,288)		117,442

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.4%

Repurchase Agreement - 2.4%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $533,000; collateralized by Freddie Mac: 4.375% due 07/17/15 and market value $545,400)	$533,000	533,000

Total Short-Term Investment
(Cost $533,000)		533,000

TOTAL INVESTMENTS - 101.7%
(Cost $19,969,344)		22,322,843

OTHER ASSETS & LIABILITIES, NET - (1.7%)		(368,263)

NET ASSETS - 100.0%		$21,954,580

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 9.3%

Abercrombie & Fitch Co ‘A’	230	$7,562
Autoliv Inc	370	12,432
AutoNation Inc *	349	6,310
Barnes & Noble Inc	178	3,955
Big Lots Inc *	375	9,382
BorgWarner Inc	68	2,058
Boyd Gaming Corp *	200	2,186
Cablevision Systems Corp ‘A’	1,051	24,961
Career Education Corp *	36	878
CarMax Inc *	334	6,981
Carnival Corp (Panama)	1,120	37,274
CBS Corp ‘B’	2,760	33,258
Central European Media Enterprises Ltd ‘A’ (Bermuda)	138	4,726
Chico’s FAS Inc *	18	234
Choice Hotels International Inc	62	1,926
Clear Channel Outdoor Holdings Inc ‘A’ *	294	2,058
Comcast Corp ‘A’	12,431	209,960
D.R. Horton Inc	1,355	15,461
Discovery Communications Inc ‘C’ *	77	2,004
DISH Network Corp ‘A’ *	976	18,798
DreamWorks Animation SKG Inc ‘A’ *	367	13,054
Expedia Inc *	85	2,036
Federal Mogul Corp *	57	688
Foot Locker Inc	469	5,605
Ford Motor Co *	14,417	103,947
Fortune Brands Inc	675	29,011
GameStop Corp ‘A’ *	122	3,229
Gannett Co Inc	1,147	14,349
Garmin Ltd (Cayman)	116	4,378
Genuine Parts Co	706	26,870
Harley-Davidson Inc	1,055	24,265
Harman International Industries Inc	142	4,811
Hasbro Inc	283	7,853
Hillenbrand Inc	149	3,035
Interactive Data Corp	86	2,254
International Game Technology	248	5,327
International Speedway Corp ‘A’	99	2,729
J.C. Penney Co Inc	1,057	35,674
Jarden Corp	380	10,667
Johnson Controls Inc	1,210	30,928
KB Home	374	6,212
Kohl’s Corp *	111	6,333
Lamar Advertising Co ‘A’ *	236	6,476
Las Vegas Sands Corp *	293	4,934
Leggett & Platt Inc	331	6,421
Lennar Corp ‘A’	742	10,573
Liberty Global Inc ‘A’ *	1,201	27,107
Liberty Media Corp - Capital ‘A’ *	337	7,050
Liberty Media Corp - Entertainment ‘A’ *	2,380	74,042
Liberty Media Corp - Interactive ‘A’ *	2,701	29,630
Limited Brands Inc	402	6,830
Lowe’s Cos Inc	4,694	98,292
M.D.C. Holdings Inc	103	3,578
Macy’s Inc	1,999	36,562
Marriott International Inc ‘A’	710	19,589
Mattel Inc	314	5,796
Meredith Corp	136	4,072
MGM Mirage *	551	6,634
Mohawk Industries Inc *	242	11,541
Newell Rubbermaid Inc	1,145	17,965
News Corp ‘A’	10,497	125,859
NVR Inc *	22	14,022
Office Depot Inc *	1,164	7,706
Penn National Gaming Inc *	277	7,662
Penske Auto Group Inc	95	1,822
Phillips-Van Heusen Corp	106	4,536
Polo Ralph Lauren Corp	28	2,145
Pulte Homes Inc	1,343	14,760
RadioShack Corp	552	9,147
Regal Entertainment Group ‘A’	150	1,848
Royal Caribbean Cruises Ltd (Liberia)	452	10,884
Scripps Networks Interactive Inc ‘A’	138	5,099
Sears Holdings Corp *	219	14,303
Service Corp International	1,031	7,227
Signet Jewelers Ltd (NYSE) * (Bermuda)	218	5,740
Starwood Hotels & Resorts Worldwide Inc	755	24,938
The Black & Decker Corp	297	13,748
The Gap Inc	306	6,548
The Home Depot Inc	7,402	197,189
The Interpublic Group of Cos Inc *	2,122	15,957
The New York Times Co ‘A’	375	3,045
The Sherwin-Williams Co	89	5,354
The Walt Disney Co	8,580	235,607
The Washington Post Co ‘B’	26	12,170
Thor Industries Inc	101	3,126
Tiffany & Co	73	2,813
Time Warner Cable Inc	1,664	71,702
Time Warner Inc	5,603	161,254
Toll Brothers Inc *	677	13,229
TRW Automotive Holdings Corp *	162	2,713
VF Corp	301	21,801
Viacom Inc ‘B’ *	2,490	69,820
Virgin Media Inc	1,281	17,831
WABCO Holdings Inc	13	273
Warner Music Group Corp *	158	874
Weight Watchers International Inc	117	3,210
Wendy’s/Arby’s Group Inc ‘A’	1,095	5,179
Whirlpool Corp	355	24,836
Williams-Sonoma Inc	300	6,069
Wyndham Worldwide Corp	414	6,756
Wynn Resorts Ltd *	322	22,827

		2,304,380

Consumer Staples - 5.4%

Alberto-Culver Co	50	1,384
Archer-Daniels-Midland Co	1,351	39,476
BJ’s Wholesale Club Inc *	239	8,657
Brown-Forman Corp ‘B’	60	2,893
Bunge Ltd (Bermuda)	636	39,820
Campbell Soup Co	333	10,862
Central European Distribution Corp *	249	8,157
Coca-Cola Enterprises Inc	265	5,674
ConAgra Foods Inc	2,138	46,352
Constellation Brands Inc ‘A’ *	828	12,544
Corn Products International Inc	309	8,813
CVS Caremark Corp	4,665	166,727
Del Monte Foods Co	1,004	11,626
Dr Pepper Snapple Group Inc *	1,147	32,976
Energizer Holdings Inc *	64	4,246
Flowers Foods Inc	72	1,893
General Mills Inc	919	59,165
H.J. Heinz Co	311	12,362
Hormel Foods Corp	255	9,058
Kimberly-Clark Corp	273	16,102
Kraft Foods Inc ‘A’	6,793	178,452
Lorillard Inc	109	8,099
Mead Johnson Nutrition Co ‘A’	67	3,022
Molson Coors Brewing Co ‘B’	586	28,527
NBTY Inc *	65	2,573
PepsiAmericas Inc	224	6,397
Ralcorp Holdings Inc *	284	16,606
Reynolds American Inc	811	36,106
RITE AID Corp	3,194	5,238
Safeway Inc	1,992	39,282
Sara Lee Corp	2,529	28,173
Smithfield Foods Inc *	659	9,094

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SUPERVALU Inc	1,007	$15,165
The Clorox Co	95	5,588
The Coca-Cola Co	2,281	122,490
The Hershey Co	265	10,298
The J.M. Smucker Co	531	28,148
The Kroger Co	539	11,125
The Pepsi Bottling Group Inc	150	5,466
The Procter & Gamble Co	4,650	269,328
Tyson Foods Inc ‘A’	1,331	16,811
Whole Foods Market Inc *	107	3,262

		1,348,037

Energy - 18.1%

Anadarko Petroleum Corp	2,340	146,788
Apache Corp	1,572	144,357
Arch Coal Inc	790	17,483
Atwood Oceanics Inc *	64	2,257
Baker Hughes Inc	1,373	58,572
BJ Services Co	1,320	25,648
Cabot Oil & Gas Corp	450	16,088
Chesapeake Energy Corp	2,895	82,218
Chevron Corp	9,296	654,717
Cimarex Energy Co	365	15,812
Comstock Resources Inc *	224	8,978
Concho Resources Inc *	328	11,913
ConocoPhillips	6,855	309,572
Continental Resources Inc *	62	2,429
Denbury Resources Inc *	1,100	16,643
Devon Energy Corp	2,082	140,181
El Paso Corp	2,275	23,478
Encore Acquisition Co *	234	8,752
ENSCO International Inc	497	21,142
EOG Resources Inc	1,179	98,458
EXCO Resources Inc *	64	1,196
Exterran Holdings Inc *	189	4,487
Exxon Mobil Corp	16,805	1,152,991
Forest Oil Corp *	369	7,221
Frontier Oil Corp	161	2,241
Frontline Ltd (Bermuda)	133	3,111
Halliburton Co	4,203	113,985
Helix Energy Solutions Group Inc *	532	7,969
Helmerich & Payne Inc	312	12,333
Hess Corp	1,362	72,813
Marathon Oil Corp	3,249	103,643
Mariner Energy Inc *	12	170
Massey Energy Co	107	2,984
Murphy Oil Corp	864	49,741
Nabors Industries Ltd * (Bermuda)	1,267	26,480
National Oilwell Varco Inc *	1,918	82,723
Newfield Exploration Co *	592	25,196
Noble Energy Inc	786	51,845
Occidental Petroleum Corp	3,783	296,587
Oil States International Inc *	203	7,132
Overseas Shipholding Group Inc	132	4,933
Patterson-UTI Energy Inc	676	10,208
Pioneer Natural Resources Co	561	20,359
Plains Exploration & Production Co *	315	8,713
Pride International Inc *	462	14,063
Range Resources Corp	645	31,837
Rowan Cos Inc	474	10,935
SandRidge Energy Inc *	591	7,659
Schlumberger Ltd (Netherlands)	3,014	179,635
SEACOR Holdings Inc *	78	6,367
Seahawk Drilling Inc *	53	1,648
Smith International Inc	449	12,886
Southern Union Co	529	10,998
Spectra Energy Corp	2,929	55,475
St. Mary Land & Exploration Co	244	7,920
Sunoco Inc	573	16,302
Superior Energy Services Inc *	325	7,319
Teekay Corp	92	2,012
Tesoro Corp	435	6,516
The Williams Cos Inc	2,626	46,927
Tidewater Inc	268	12,620
Unit Corp *	164	6,765
Valero Energy Corp	2,657	51,519
Whiting Petroleum Corp *	252	14,510
XTO Energy Inc	2,725	112,597

		4,491,057

Financials - 25.4%

Alexandria Real Estate Equities Inc REIT	154	8,370
Alleghany Corp *	21	5,440
Allied World Assurance Co Holdings Ltd (Bermuda)	239	11,455
AMB Property Corp REIT	632	14,504
American Express Co	3,825	129,668
American Financial Group Inc	353	9,002
American International Group Inc *	336	14,821
American National Insurance Co	59	5,027
AmeriCredit Corp *	243	3,837
Ameriprise Financial Inc	1,059	38,473
Annaly Capital Management Inc REIT	2,601	47,182
Aon Corp	1,318	53,629
Apartment Investment & Management Co ‘A’ REIT	597	8,806
Arch Capital Group Ltd (Bermuda)	262	17,695
Arthur J. Gallagher & Co	29	707
Aspen Insurance Holdings Ltd (Bermuda)	403	10,667
Associated Banc-Corp	678	7,743
Assurant Inc	513	16,447
AvalonBay Communities Inc REIT	388	28,219
AXIS Capital Holdings Ltd (Bermuda)	441	13,309
BancorpSouth Inc	334	8,153
Bank of America Corp	40,197	680,133
Bank of Hawaii Corp	247	10,260
BB&T Corp	3,224	87,822
BlackRock Inc	62	13,443
BOK Financial Corp	52	2,409
Boston Properties Inc REIT	624	40,903
Brandywine Realty Trust REIT	618	6,823
BRE Properties Inc REIT	275	8,608
Brown & Brown Inc	121	2,318
Camden Property Trust REIT	327	13,178
Capital One Financial Corp	1,485	53,059
CapitalSource Inc	796	3,455
Chimera Investment Corp REIT	2,861	10,929
Cincinnati Financial Corp	702	18,245
CIT Group Inc	1,987	2,404
Citigroup Inc	70,767	342,512
City National Corp	215	8,370
CME Group Inc	293	90,300
CNA Financial Corp *	57	1,376
Comerica Inc	738	21,896
Commerce Bancshares Inc	154	5,735
Corporate Office Properties Trust REIT	302	11,138
Cullen/Frost Bankers Inc	215	11,103
Developers Diversified Realty Corp REIT	15	139
Discover Financial Services	2,541	41,240
Douglas Emmett Inc REIT	599	7,356
Duke Realty Corp REIT	966	11,602
Endurance Specialty Holdings Ltd (Bermuda)	188	6,856
Equity Residential REIT	1,231	37,792
Erie Indemnity Co ‘A’	35	1,311
Essex Property Trust Inc REIT	144	11,460
Everest Re Group Ltd (Bermuda)	301	26,398
Federal Realty Investment Trust REIT	260	15,956
Federated Investors Inc ‘B’	45	1,187
Fidelity National Financial Inc ‘A’	995	15,005
Fifth Third Bancorp	3,774	38,231
First Citizens BancShares Inc ‘A’	23	3,659
First Horizon National Corp *	1,060	14,021

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
First Niagara Financial Group Inc	771	$9,506
Forest City Enterprises Inc ‘A’	452	6,043
Franklin Resources Inc	397	39,938
Fulton Financial Corp	694	5,108
Genworth Financial Inc ‘A’	1,368	16,348
HCC Insurance Holdings Inc	474	12,964
HCP Inc REIT	792	22,762
Health Care REIT Inc	308	12,819
Hospitality Properties Trust REIT	576	11,733
Host Hotels & Resorts Inc REIT	2,733	32,167
HRPT Properties Trust REIT	1,075	8,084
Hudson City Bancorp Inc	1,063	13,978
Huntington Bancshares Inc	3,510	16,532
Interactive Brokers Group Inc ‘A’ *	234	4,650
Invesco Ltd (Bermuda)	1,730	39,375
Investment Technology Group Inc *	174	4,858
Janus Capital Group Inc	165	2,340
Jefferies Group Inc *	110	2,995
Jones Lang LaSalle Inc	212	10,042
JPMorgan Chase & Co	17,438	764,133
KeyCorp	4,075	26,488
Kimco Realty Corp REIT	1,683	21,946
Legg Mason Inc	758	23,521
Leucadia National Corp *	514	12,706
Liberty Property Trust REIT	479	15,582
Lincoln National Corp	986	25,547
Loews Corp	1,485	50,861
M&T Bank Corp	333	20,753
Mack-Cali Realty Corp REIT	384	12,415
Markel Corp *	42	13,852
Marsh & McLennan Cos Inc	2,262	55,939
Marshall & Ilsley Corp	1,618	13,057
MBIA Inc *	712	5,525
Mercury General Corp	104	3,763
MetLife Inc	2,650	100,886
Morgan Stanley	4,882	150,756
Nationwide Health Properties Inc REIT	155	4,803
New York Community Bancorp Inc	1,670	19,071
NYSE Euronext	871	25,163
Odyssey Re Holdings Corp	52	3,370
Old Republic International Corp	1,032	12,570
OneBeacon Insurance Group Ltd ‘A’ (Bermuda)	123	1,690
PartnerRe Ltd (Bermuda)	260	20,004
People’s United Financial Inc	1,636	25,456
Plum Creek Timber Co Inc REIT	461	14,125
Popular Inc	3,141	8,889
ProLogis REIT	1,994	23,769
Protective Life Corp	420	8,996
Prudential Financial Inc	1,012	50,509
Raymond James Financial Inc	419	9,754
Rayonier Inc REIT	181	7,405
Realty Income Corp REIT	434	11,132
Regency Centers Corp REIT	401	14,857
Regions Financial Corp	5,247	32,584
Reinsurance Group of America Inc	283	12,622
RenaissanceRe Holdings Ltd (Bermuda)	313	17,140
Senior Housing Properties Trust REIT	658	12,574
Simon Property Group Inc REIT	620	43,047
SL Green Realty Corp REIT	377	16,531
SLM Corp *	1,615	14,083
StanCorp Financial Group Inc	203	8,195
State Street Corp	1,053	55,388
SunTrust Banks Inc	2,280	51,414
Synovus Financial Corp	1,981	7,429
Taubman Centers Inc REIT	276	9,958
TCF Financial Corp	677	8,828
TFS Financial Corp	285	3,392
The Allstate Corp	2,529	77,438
The Bank of New York Mellon Corp	4,457	129,208
The Chubb Corp	1,662	83,781
The First American Corp	400	12,948
The Goldman Sachs Group Inc	2,190	403,727
The Hanover Insurance Group Inc	190	7,853
The Hartford Financial Services Group Inc	1,540	40,810
The Macerich Co REIT	400	12,132
The NASDAQ OMX Group Inc *	310	6,526
The PNC Financial Services Group Inc	2,137	103,837
The Progressive Corp *	2,855	47,336
The Student Loan Corp	5	232
The Travelers Cos Inc	2,747	135,235
Torchmark Corp	360	15,635
Transatlantic Holdings Inc	134	6,723
U.S. Bancorp	8,758	191,450
UDR Inc REIT	761	11,978
Unitrin Inc	164	3,196
Unum Group	1,588	34,047
Validus Holdings Ltd (Bermuda)	327	8,437
Valley National Bancorp	566	6,956
Ventas Inc REIT	708	27,258
Vornado Realty Trust REIT	692	44,572
W.R. Berkley Corp	401	10,137
Washington Federal Inc	593	9,998
Weingarten Realty Investors REIT	439	8,745
Wells Fargo & Co	18,795	529,643
Wesco Financial Corp	2	651
White Mountains Insurance Group Ltd (Bermuda)	30	9,210
Whitney Holding Corp	380	3,625
Wilmington Trust Corp	377	5,353
XL Capital Ltd ‘A’ (Cayman)	1,634	28,530
Zions Bancorp	625	11,231

		6,304,944

Health Care - 9.0%

Aetna Inc	1,665	46,337
AmerisourceBergen Corp	225	5,035
Boston Scientific Corp *	4,408	46,681
Bristol-Myers Squibb Co	4,162	93,728
Brookdale Senior Living Inc	163	2,955
Cardinal Health Inc	1,717	46,016
CareFusion Corp *	884	19,271
Charles River Laboratories International Inc *	86	3,180
CIGNA Corp	1,219	34,242
Community Health Systems Inc *	189	6,035
Coventry Health Care Inc *	452	9,022
Eli Lilly & Co	2,281	75,341
Endo Pharmaceuticals Holdings Inc *	584	13,216
Forest Laboratories Inc *	1,399	41,187
Health Net Inc *	533	8,208
Hill-Rom Holdings Inc	146	3,180
Hologic Inc *	1,040	16,994
Humana Inc *	524	19,545
IMS Health Inc	673	10,331
Inverness Medical Innovations Inc *	183	7,088
Johnson & Johnson	2,872	174,876
Kinetic Concepts Inc *	210	7,766
King Pharmaceuticals Inc *	1,194	12,859
Life Technologies Corp *	119	5,539
LifePoint Hospitals Inc *	287	7,766
Lincare Holdings Inc *	99	3,094
McKesson Corp	661	39,363
MEDNAX Inc *	124	6,810
Merck & Co Inc	7,972	252,154
Mylan Inc *	459	7,349
Omnicare Inc	333	7,499
PerkinElmer Inc	443	8,523
Pfizer Inc	31,276	517,618
Schering-Plough Corp	1,142	32,261
Teleflex Inc	89	4,300
Tenet Healthcare Corp *	832	4,892
The Cooper Cos Inc	237	7,046

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Thermo Fisher Scientific Inc *	1,814	$79,217
UnitedHealth Group Inc	5,517	138,146
Universal Health Services Inc ‘B’	214	13,253
Watson Pharmaceuticals Inc *	519	19,016
WellPoint Inc *	2,116	100,214
Wyeth	4,781	232,261
Zimmer Holdings Inc *	1,021	54,572

		2,243,986

Industrials - 10.5%

AGCO Corp *	397	10,969
Alexander & Baldwin Inc	161	5,167
Armstrong World Industries Inc *	45	1,551
Avery Dennison Corp	454	16,349
BE Aerospace Inc *	188	3,786
Bucyrus International Inc	292	10,401
Burlington Northern Santa Fe Corp	1,223	97,632
Carlisle Cos Inc	176	5,968
Caterpillar Inc	1,415	72,632
Cintas Corp	504	15,276
Con-way Inc	176	6,744
Corrections Corp of America *	433	9,808
Covanta Holding Corp *	546	9,282
Crane Co	94	2,426
CSX Corp	1,800	75,348
Cummins Inc	651	29,171
Danaher Corp	473	31,842
Deere & Co	1,452	62,320
Dover Corp	253	9,806
Eaton Corp	790	44,706
Equifax Inc	170	4,954
FedEx Corp	1,464	110,122
Gardner Denver Inc *	212	7,395
GATX Corp	105	2,935
General Cable Corp *	261	10,218
General Dynamics Corp	1,434	92,636
General Electric Co	49,129	806,698
Graco Inc	112	3,121
Harsco Corp	85	3,010
Hertz Global Holdings Inc *	795	8,610
Hubbell Inc ‘B’	200	8,400
IDEX Corp	122	3,410
Illinois Tool Works Inc	2,116	90,374
ITT Corp	763	39,791
Joy Global Inc	74	3,622
Kansas City Southern *	255	6,755
KBR Inc	784	18,259
Kennametal Inc	335	8,244
Kirby Corp *	170	6,259
L-3 Communications Holdings Inc	558	44,819
Lincoln Electric Holdings Inc	177	8,399
Manpower Inc	345	19,565
Masco Corp	819	10,582
Monster Worldwide Inc *	286	4,999
Norfolk Southern Corp	1,454	62,682
Northrop Grumman Corp	1,349	69,811
Oshkosh Corp	409	12,650
Owens Corning *	188	4,221
PACCAR Inc	112	4,224
Parker-Hannifin Corp	770	39,917
Pentair Inc	286	8,443
Pitney Bowes Inc	939	23,334
Quanta Services Inc *	880	19,474
Raytheon Co	448	21,491
Republic Services Inc	979	26,012
Rockwell Automation Inc	569	24,239
Roper Industries Inc	50	2,549
RR Donnelley & Sons Co	666	14,159
Ryder System Inc	274	10,703
Snap-on Inc	196	6,813
Southwest Airlines Co	2,399	23,030
Spirit AeroSystems Holdings Inc ‘A’ *	287	5,183
SPX Corp	245	15,011
Terex Corp *	529	10,966
Textron Inc	1,299	24,655
The Boeing Co	3,074	166,457
The Manitowoc Co Inc	687	6,506
The Shaw Group Inc *	71	2,278
The Stanley Works	337	14,387
The Timken Co	410	9,606
Thomas & Betts Corp *	168	5,053
Trinity Industries Inc	409	7,031
Union Pacific Corp	1,076	62,785
United Technologies Corp	340	20,716
URS Corp *	346	15,103
USG Corp *	160	2,749
Waste Connections Inc *	87	2,511
Waste Management Inc	270	8,051
WESCO International Inc *	120	3,456

		2,600,617

Information Technology - 5.0%

Activision Blizzard Inc *	1,133	14,038
Advanced Micro Devices Inc *	1,363	7,715
Affiliated Computer Services Inc ‘A’ *	189	10,238
Amdocs Ltd (United Kingdom)	723	19,434
Applied Materials Inc	6,275	84,085
Arrow Electronics Inc *	287	8,079
Atmel Corp *	1,847	7,739
Autodesk Inc *	383	9,115
Avnet Inc *	428	11,115
AVX Corp	149	1,778
Broadridge Financial Solutions Inc	207	4,161
Brocade Communications Systems Inc *	1,265	9,943
CA Inc	472	10,379
Ciena Corp *	423	6,887
CommScope Inc *	409	12,241
Computer Sciences Corp *	728	38,373
Compuware Corp *	982	7,198
Convergys Corp *	330	3,280
Corning Inc	1,112	17,025
Cypress Semiconductor Corp *	21	217
Diebold Inc	32	1,054
DST Systems Inc *	26	1,165
eBay Inc *	4,006	94,582
EchoStar Corp ‘A’ *	135	2,492
EMC Corp *	8,447	143,937
Fairchild Semiconductor International Inc *	497	5,084
Fidelity National Information Services Inc	552	14,082
Harris Corp	112	4,211
Hewlett-Packard Co	2,484	117,270
IAC/InterActiveCorp *	304	6,138
Ingram Micro Inc ‘A’ *	711	11,980
Integrated Device Technology Inc *	579	3,914
Intel Corp	9,872	193,195
International Rectifier Corp *	156	3,040
Intersil Corp ‘A’	361	5,527
Itron Inc *	25	1,604
Jabil Circuit Inc	505	6,772
JDS Uniphase Corp *	561	3,989
KLA-Tencor Corp	822	29,477
Lexmark International Inc ‘A’ *	399	8,595
LSI Corp *	2,861	15,707
Marvell Technology Group Ltd * (Bermuda)	290	4,695
Maxim Integrated Products Inc	274	4,970
Microchip Technology Inc	120	3,180
Micron Technology Inc *	3,350	27,470
Molex Inc	505	10,544
Motorola Inc	9,863	84,723
Novell Inc *	728	3,283

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Novellus Systems Inc *	233	$4,888
Nuance Communications Inc *	148	2,214
PMC-Sierra Inc *	1,079	10,315
Rovi Corp *	153	5,141
SAIC Inc *	326	5,718
SanDisk Corp *	582	12,629
Seagate Technology LLC (Cayman)	277	4,213
Sun Microsystems Inc *	3,386	30,779
Synopsys Inc *	305	6,838
Tech Data Corp *	257	10,694
Tellabs Inc *	1,984	13,729
Teradata Corp *	151	4,156
Total System Services Inc	176	2,835
Vishay Intertechnology Inc *	588	4,645
Western Digital Corp *	125	4,566
Xerox Corp	3,897	30,163
Yahoo! Inc *	409	7,284

		1,256,527

Materials - 3.8%

Air Products & Chemicals Inc	655	50,815
Airgas Inc	352	17,026
AK Steel Holding Corp	546	10,773
Albemarle Corp	366	12,664
Alcoa Inc	2,365	31,029
Allegheny Technologies Inc	477	16,690
Aptargroup Inc	280	10,461
Ashland Inc	336	14,522
Ball Corp	164	8,069
Bemis Co Inc	452	11,711
Cabot Corp	271	6,263
Carpenter Technology Corp	237	5,543
CF Industries Holdings Inc	46	3,967
Cliffs Natural Resources Inc	574	18,575
Commercial Metals Co	475	8,502
Compass Minerals International Inc	87	5,361
Cytec Industries Inc	192	6,234
E.I. du Pont de Nemours & Co	2,768	88,963
Eastman Chemical Co	356	19,060
FMC Corp	69	3,881
Freeport-McMoRan Copper & Gold Inc	762	52,281
Greif Inc ‘A’	136	7,487
Huntsman Corp	838	7,634
International Flavors & Fragrances Inc	21	796
International Paper Co	2,048	45,527
Intrepid Potash Inc *	1	24
Martin Marietta Materials Inc	114	10,496
MeadWestvaco Corp	789	17,603
Nucor Corp	1,485	69,810
Owens-Illinois Inc *	124	4,576
Packaging Corp of America	378	7,711
Pactiv Corp *	150	3,907
PPG Industries Inc	787	45,811
Reliance Steel & Aluminum Co	271	11,534
Royal Gold Inc	146	6,658
RPM International Inc	236	4,364
Schnitzer Steel Industries Inc ‘A’	35	1,864
Sealed Air Corp	684	13,427
Sonoco Products Co	417	11,484
Southern Copper Corp	188	5,770
Steel Dynamics Inc	1,052	16,138
Temple-Inland Inc	541	8,883
Terra Industries Inc	159	5,512
The Dow Chemical Co	5,136	133,895
The Lubrizol Corp	55	3,930
The Valspar Corp	419	11,527
Titanium Metals Corp	330	3,165
United States Steel Corp	685	30,393
Vulcan Materials Co	560	30,279
Weyerhaeuser Co	965	35,367

		957,962

Telecommunication Services - 5.5%

AT&T Inc	27,366	739,156
CenturyTel Inc	1,416	47,578
Clearwire Corp ‘A’ *	250	2,032
Crown Castle International Corp *	837	26,248
Frontier Communications Corp	996	7,510
Leap Wireless International Inc *	103	2,014
Level 3 Communications Inc *	7,008	9,741
NII Holdings Inc *	760	22,785
Qwest Communications International Inc	7,079	26,971
Sprint Nextel Corp *	12,803	50,572
Telephone & Data Systems Inc	380	11,784
U.S. Cellular Corp *	61	2,383
Verizon Communications Inc	13,242	400,835
Windstream Corp	963	9,755

		1,359,364

Utilities - 6.7%

AGL Resources Inc	321	11,322
Allegheny Energy Inc	355	9,415
Alliant Energy Corp	468	13,034
Ameren Corp	1,151	29,097
American Electric Power Co Inc	2,257	69,944
American Water Works Co Inc	295	5,882
Aqua America Inc	554	9,773
Atmos Energy Corp	462	13,019
Calpine Corp *	650	7,488
CenterPoint Energy Inc	394	4,897
CMS Energy Corp	1,151	15,423
Consolidated Edison Inc	1,307	53,509
Constellation Energy Group Inc	111	3,593
Dominion Resources Inc	2,779	95,876
DPL Inc	421	10,988
DTE Energy Co	725	25,477
Duke Energy Corp	6,063	95,432
Dynegy Inc ‘A’ *	2,620	6,681
Edison International	1,552	52,116
Energen Corp	303	13,059
Entergy Corp	927	74,030
Exelon Corp	2,768	137,348
FirstEnergy Corp	1,445	66,065
FPL Group Inc	1,682	92,897
Great Plains Energy Inc	555	9,962
Hawaiian Electric Industries Inc	356	6,451
Integrys Energy Group Inc	241	8,650
MDU Resources Group Inc	793	16,534
Mirant Corp *	615	10,104
National Fuel Gas Co	301	13,789
NiSource Inc	1,370	19,029
Northeast Utilities	759	18,019
NRG Energy Inc *	1,195	33,687
NSTAR	455	14,478
NV Energy Inc	521	6,038
OGE Energy Corp	407	13,464
ONEOK Inc	454	16,625
Pepco Holdings Inc	1,109	16,502
PG&E Corp	1,744	70,615
Pinnacle West Capital Corp	430	14,113
Progress Energy Inc	1,263	49,333
Public Service Enterprise Group Inc	2,392	75,205
Questar Corp	774	29,071
RRI Energy Inc *	1,514	10,810
SCANA Corp	603	21,045
Sempra Energy	1,161	57,829
TECO Energy Inc	898	12,644
The AES Corp *	620	9,188

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
The Southern Co	3,677	$116,451
UGI Corp	451	11,302
Vectren Corp	320	7,373
Westar Energy Inc	438	8,545
Wisconsin Energy Corp	528	23,850
Xcel Energy Inc	2,118	40,750

		1,677,821

Total Common Stocks
(Cost $21,479,422)		24,544,695

EXCHANGE-TRADED FUND - 0.6%

iShares Russell 1000 Value Index Fund	2,729	151,432

Total Exchange-Traded Fund
(Cost $150,052)		151,432

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $514,000; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $527,625)	$514,000	514,000

Total Short-Term Investment
(Cost $514,000)		514,000

TOTAL INVESTMENTS - 101.4%
(Cost $22,143,474)		25,210,127

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(352,116)

NET ASSETS - 100.0%		$24,858,011

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.6%

Consumer Discretionary - 15.6%

1-800-FLOWERS.COM Inc ‘A’ *	24	$83
99 Cents Only Stores *	884	11,890
AFC Enterprises Inc *	93	783
Ambassadors Group Inc	421	6,589
America’s Car-Mart Inc *	148	3,545
American Apparel Inc *	635	2,229
American Public Education Inc *	417	14,487
Amerigon Inc *	497	3,653
Ameristar Casinos Inc	545	8,600
Arbitron Inc	608	12,622
ArvinMeritor Inc	189	1,478
Bally Technologies Inc *	1,220	46,811
bebe Stores Inc	550	4,048
Benihana Inc ‘A’ *	145	831
Big 5 Sporting Goods Corp	476	7,188
BJ’s Restaurants Inc *	441	6,611
Blue Nile Inc *	274	17,021
Blyth Inc	15	581
Bridgepoint Education Inc *	284	4,334
Buffalo Wild Wings Inc *	411	17,102
California Pizza Kitchen Inc *	455	7,107
Capella Education Co *	315	21,212
Caribou Coffee Co Inc *	180	1,300
Carmike Cinemas Inc *	218	2,204
Carrols Restaurant Group Inc *	236	1,784
Carter’s Inc *	979	26,139
CEC Entertainment Inc *	492	12,723
Charlotte Russe Holding Inc *	6	105
Charming Shoppes Inc *	218	1,070
Cherokee Inc	188	4,506
China Automotive Systems Inc *	60	557
ChinaCast Education Corp *	608	4,420
Christopher & Banks Corp	89	603
Cinemark Holdings Inc	664	6,879
Citi Trends Inc *	315	8,968
CKE Restaurants Inc	1,034	10,847
CKX Inc *	1,238	8,307
Coinstar Inc *	682	22,492
Coldwater Creek Inc *	1,014	8,315
Collective Brands Inc *	599	10,381
Cooper Tire & Rubber Co	1,326	23,311
Core-Mark Holding Co Inc *	70	2,002
Corinthian Colleges Inc *	1,800	33,408
CPI Corp	105	1,309
Cracker Barrel Old Country Store Inc	385	13,244
Crocs Inc *	630	4,189
Crown Media Holdings Inc ‘A’ *	114	178
Deckers Outdoor Corp *	295	25,031
Denny’s Corp *	2,159	5,743
Destination Maternity Corp *	114	2,067
DineEquity Inc	378	9,355
Dolan Media Co *	637	7,638
Domino’s Pizza Inc *	89	787
Dorman Products Inc *	64	961
Dover Downs Gaming & Entertainment Inc	283	1,613
Drew Industries Inc *	232	5,032
drugstore.com inc *	1,962	4,768
DSW Inc ‘A’ *	22	351
Einstein Noah Restaurant Group Inc *	115	1,385
FGX International Holdings Ltd * (United Kingdom)	329	4,590
Fossil Inc *	1,025	29,161
Fred’s Inc ‘A’	287	3,654
Fuel Systems Solutions Inc *	312	11,229
Fuqi International Inc *	282	8,257
G-III Apparel Group Ltd *	115	1,627
Global Sources Ltd * (Bermuda)	61	419
Grand Canyon Education Inc *	356	6,347
Great Wolf Resorts Inc *	100	357
Hawk Corp ‘A’ *	21	288
hhgregg Inc *	261	4,421
Hibbett Sports Inc *	657	11,977
Hot Topic Inc *	636	4,764
Hovnanian Enterprises Inc ‘A’ *	717	2,753
HSN Inc *	871	14,180
Interval Leisure Group Inc *	794	9,909
iRobot Corp *	418	5,146
Isle of Capri Casinos Inc *	316	3,726
J.Crew Group Inc *	1,106	39,617
Jack in the Box Inc *	1,243	25,469
Jo-Ann Stores Inc *	204	5,473
Jos. A. Bank Clothiers Inc *	415	18,580
K-Swiss Inc ‘A’	351	3,085
K12 Inc *	547	9,015
Kirkland’s Inc *	272	3,876
Knology Inc *	258	2,516
Krispy Kreme Doughnuts Inc *	1,209	4,316
Lakes Entertainment Inc *	63	212
LeapFrog Enterprises Inc *	138	567
Learning Tree International Inc *	173	1,970
Life Time Fitness Inc *	72	2,020
Lincoln Educational Services Corp *	232	5,308
Liz Claiborne Inc	1,524	7,513
LodgeNet Interactive Corp *	333	2,514
Lululemon Athletica Inc *	887	20,179
Lumber Liquidators Inc *	304	6,594
M/I Homes Inc *	53	720
Mac-Gray Corp *	49	528
Maidenform Brands Inc *	393	6,312
Marcus Corp	65	831
Martha Stewart Living Omnimedia Inc ‘A’ *	567	3,549
Matthews International Corp ‘A’	660	23,351
McCormick & Schmick’s Seafood Restaurants Inc *	64	476
Mediacom Communications Corp ‘A’ *	248	1,428
Midas Inc *	284	2,670
Monarch Casino & Resort Inc *	144	1,549
Monro Muffler Brake Inc	386	12,271
Morgans Hotel Group Co *	350	1,897
Multimedia Games Inc *	146	748
National CineMedia Inc	79	1,341
National Presto Industries Inc	100	8,651
NIVS IntelliMedia Technology Group Inc *	73	196
Nobel Learning Communities Inc *	76	713
NutriSystem Inc	655	9,995
OfficeMax Inc *	1,248	15,700
Orbitz Worldwide Inc *	383	2,367
Outdoor Channel Holdings Inc *	1	7
Overstock.com Inc *	326	4,782
Oxford Industries Inc	208	4,098
P.F. Chang’s China Bistro Inc *	541	18,378
Papa John’s International Inc *	396	9,730
Peet’s Coffee & Tea Inc *	234	6,606
PetMed Express Inc	543	10,236
Pinnacle Entertainment Inc *	678	6,909
Playboy Enterprises Inc ‘B’ *	567	1,712
Polaris Industries Inc	668	27,241
Pool Corp	570	12,665
Pre-Paid Legal Services Inc *	155	7,874
Raser Technologies Inc *	1,098	1,680
RCN Corp *	775	7,207
Reading International Inc ‘A’ *	84	345
Red Robin Gourmet Burgers Inc *	76	1,552
Rentrak Corp *	218	3,893
Ruth’s Hospitality Group Inc *	350	1,477
Sally Beauty Holdings Inc *	537	3,818
Sealy Corp *	255	816
Shuffle Master Inc *	1,225	11,539

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Shutterfly Inc *	87	$1,447
Smith & Wesson Holding Corp *	1,379	7,212
Sonic Automotive Inc ‘A’	204	2,142
Sonic Corp *	1,215	13,438
Sotheby’s	1,340	23,088
Sport Supply Group Inc	63	642
Stamps.com Inc *	282	2,609
Standard Motor Products Inc	180	2,736
Stein Mart Inc *	531	6,749
Steiner Leisure Ltd * (Bahamas)	153	5,471
Steven Madden Ltd *	335	12,331
Sturm Ruger & Co Inc	428	5,538
Systemax Inc	90	1,092
Tempur-Pedic International Inc *	1,680	31,819
Texas Roadhouse Inc ‘A’ *	1,106	11,746
The Buckle Inc	531	18,128
The Cato Corp ‘A’	634	12,864
The Cheesecake Factory Inc *	1,355	25,095
The Children’s Place Retail Stores Inc *	500	14,980
The Dress Barn Inc *	270	4,841
The Finish Line Inc ‘A’	523	5,314
The Gymboree Corp *	521	25,206
The Men’s Wearhouse Inc	59	1,457
The Princeton Review Inc *	300	1,260
The Talbots Inc	333	3,074
The Timberland Co ‘A’ *	589	8,199
The Warnaco Group Inc *	1,028	45,088
The Wet Seal Inc ‘A’ *	2,105	7,957
Ticketmaster Entertainment Inc *	828	9,679
Town Sports International Holdings Inc	260	653
Tractor Supply Co *	807	39,075
True Religion Apparel Inc *	574	14,884
Tupperware Brands Corp	1,400	55,888
Tween Brands Inc *	87	730
Ulta Salon Cosmetics & Fragrance Inc *	615	10,154
Under Armour Inc ‘A’ *	750	20,872
UniFirst Corp	56	2,489
Universal Electronics Inc *	246	5,023
Universal Technical Institute Inc *	415	8,175
Universal Travel Group	223	2,877
Valassis Communications Inc *	856	15,305
Value Line Inc	28	864
Volcom Inc *	423	6,971
Weyco Group Inc	167	3,824
Winnebago Industries Inc *	107	1,574
Wolverine World Wide Inc	1,070	26,579
Wonder Auto Technology Inc	346	4,152
World Wrestling Entertainment Inc ‘A’	347	4,861
Youbet.com Inc	624	1,310
Zumiez Inc *	400	6,564

		1,536,290

Consumer Staples - 3.8%

AgFeed Industries Inc *	670	3,578
Alico Inc	80	2,351
Alliance One International Inc *	1,419	6,357
American Dairy Inc *	207	5,864
American Italian Pasta Co ‘A’ *	347	9,431
American Oriental Bioengineering Inc *	501	2,435
Arden Group Inc ‘A’	24	2,868
B&G Foods Inc ‘A’	142	1,163
Bare Escentuals Inc *	1,442	17,145
Cal-Maine Foods Inc	307	8,218
Calavo Growers Inc	243	4,612
Casey’s General Stores Inc	706	22,154
Chattem Inc *	414	27,494
China Sky One Medical Inc *	242	3,192
China-Biotics Inc *	144	2,304
Coca-Cola Bottling Co Consolidated	88	4,262
Darling International Inc *	1,773	13,032
Diamond Foods Inc	301	9,548
Diedrich Coffee Inc *	80	1,924
Farmer Bros. Co	80	1,656
HQ Sustainable Maritime Industries Inc *	177	1,558
Inter Parfums Inc	91	1,111
J&J Snack Foods Corp	312	13,475
Lancaster Colony Corp	417	21,380
Lance Inc	609	15,724
Lifeway Foods Inc *	128	1,407
Medifast Inc *	302	6,559
National Beverage Corp *	157	1,807
Nu Skin Enterprises Inc ‘A’	1,067	19,772
Orchids Paper Products Co *	104	2,080
Overhill Farms Inc *	333	2,015
PriceSmart Inc	359	6,731
Revlon Inc ‘A’ *	270	1,312
Ruddick Corp	182	4,845
Sanderson Farms Inc	465	17,503
Smart Balance Inc *	1,006	6,177
Star Scientific Inc	1,624	1,510
Susser Holdings Corp *	24	302
Synutra International Inc	400	5,484
The Boston Beer Co Inc ‘A’ *	198	7,342
The Female Health Co *	377	1,904
The Hain Celestial Group Inc *	266	5,099
The Pantry Inc *	63	988
Tootsie Roll Industries Inc	533	12,675
United Natural Foods Inc *	932	22,293
Universal Corp	53	2,216
USANA Health Sciences Inc	144	4,912
Vector Group Ltd	855	13,321
Village Super Market ‘A’	121	3,566
WD-40 Co	261	7,412
Weis Markets Inc	58	1,853
Zhongpin Inc *	484	7,125

		371,046

Energy - 3.8%

Apco Oil and Gas International Inc (Cayman)	206	4,722
Approach Resources Inc *	46	418
Arena Resources Inc *	844	29,962
Atlas Energy Inc	364	9,853
ATP Oil & Gas Corp *	180	3,220
Bolt Technology Corp *	95	1,194
BPZ Resources Inc *	1,614	12,137
Brigham Exploration Co *	1,039	9,434
Cal Dive International Inc *	215	2,126
CARBO Ceramics Inc	403	20,775
Carrizo Oil & Gas Inc *	633	15,502
Cheniere Energy Inc *	513	1,503
Clean Energy Fuels Corp *	815	11,744
Contango Oil & Gas Co *	245	12,510
CREDO Petroleum Corp *	152	1,538
Cubic Energy Inc *	5	5
CVR Energy Inc *	68	846
Delta Petroleum Corp *	2,271	3,974
Dril-Quip Inc *	635	31,521
Endeavour International Corp *	2,526	3,056
ENGlobal Corp *	337	1,388
Evergreen Energy Inc *	2,207	1,368
FX Energy Inc *	985	3,182
Geokinetics Inc *	100	2,120
GMX Resources Inc *	301	4,729
Golar LNG Ltd (Bermuda)	471	5,209
Gulf Island Fabrication Inc	38	712
GulfMark Offshore Inc *	251	8,218
Gulfport Energy Corp *	563	4,921
Hercules Offshore Inc *	289	1,419
ION Geophysical Corp *	181	637
Isramco Inc *	25	3,266

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
James River Coal Co *	628	$12,001
Lufkin Industries Inc	302	16,060
Matrix Service Co *	185	2,011
McMoRan Exploration Co *	1,730	13,062
NATCO Group Inc ‘A’ *	72	3,188
Natural Gas Services Group Inc *	48	846
Northern Oil & Gas Inc *	634	5,326
Panhandle Oil & Gas Inc ‘A’	147	3,140
PHI Inc *	145	2,941
Pioneer Drilling Co *	200	1,468
PrimeEnergy Corp *	10	287
Rex Energy Corp *	368	3,073
RPC Inc	640	6,707
Ship Finance International Ltd (Bermuda)	550	6,760
Sulphco Inc *	1,632	2,236
Syntroleum Corp	1,444	3,899
Teekay Tankers Ltd ‘A’	279	2,330
TETRA Technologies Inc *	858	8,314
TGC Industries Inc	288	1,397
Toreador Resources Corp	477	4,765
Uranerz Energy Corp	686	1,571
Uranium Energy Corp	1,085	3,201
Vaalco Energy Inc	124	570
Venoco Inc	120	1,381
W&T Offshore Inc	686	8,033
Warren Resources Inc	695	2,057
Westmoreland Coal Co	57	463
Willbros Group Inc *	853	12,991
World Fuel Services Corp	664	31,919
Zion Oil & Gas Inc	245	2,391

		377,597

Financials - 5.7%

Acadia Realty Trust REIT	238	3,587
Advance America Cash Advance Centers Inc	856	4,794
Alexander’s Inc REIT	28	8,285
American Safety Insurance Holdings Ltd * (Bermuda)	27	427
Ames National Corp	60	1,447
AmTrust Financial Services Inc	82	936
Arrow Financial Corp	118	3,220
Asset Acceptance Capital Corp *	162	1,174
Associated Estates Realty Corp REIT	64	616
Assured Guaranty Ltd (Bermuda)	269	5,224
Bank of Marin Bancorp	87	2,726
Bank of the Ozarks Inc	31	822
BGC Partners Inc ‘A’	452	1,935
Bridge Bancorp Inc	106	2,579
Broadpoint Gleacher Securities Inc *	1,151	9,599
Brookline Bancorp Inc	320	3,110
Brooklyn Federal Bancorp Inc	31	378
Bryn Mawr Bank Corp	7	122
Calamos Asset Management Inc ‘A’	44	575
Cardinal Financial Corp	281	2,313
Cardtronics Inc *	252	1,971
Cathay General Bancorp	517	4,183
Centerstate Banks Inc	125	986
Citizens Holding Co	27	714
Citizens Inc ‘A’ *	484	3,069
City Holding Co	37	1,103
CNB Financial Corp	89	1,528
Cohen & Steers Inc	166	3,984
CompuCredit Holdings Corp *	103	485
Crawford & Co ‘B’ *	342	1,508
Credit Acceptance Corp *	130	4,185
Cypress Sharpridge Investments Inc	29	412
Diamond Hill Investment Group Inc *	42	2,435
Dollar Financial Corp *	453	7,257
Duff & Phelps Corp ‘A’	340	6,514
DuPont Fabros Technology Inc REIT *	281	3,746
EastGroup Properties Inc REIT	326	12,460
eHealth Inc *	577	8,378
Enterprise Financial Services Corp	92	851
Epoch Holding Corp	269	2,354
Equity Lifestyle Properties Inc REIT	360	15,404
Evercore Partners Inc ‘A’	80	2,338
Ezcorp Inc ‘A’ *	972	13,277
FBL Financial Group Inc ‘A’	105	2,040
Financial Federal Corp	191	4,714
First Cash Financial Services Inc *	509	8,719
First Financial Bankshares Inc	248	12,266
First Mercury Financial Corp	141	1,878
GAMCO Investors Inc ‘A’	87	3,976
Getty Realty Corp REIT	143	3,509
GFI Group Inc	1,417	10,245
Government Properties Income Trust *	1	24
Great Southern Bancorp Inc	54	1,280
Hancock Holding Co	80	3,006
International Assets Holding Corp *	72	1,189
Invesco Mortgage Capital Inc	41	896
Investors Bancorp Inc *	135	1,432
Investors Real Estate Trust REIT	133	1,202
JMP Group Inc	29	280
KBW Inc *	346	11,148
Kearny Financial Corp	119	1,240
Knight Capital Group Inc ‘A’ *	1,072	23,316
Kohlberg Capital Corp	72	434
Life Partners Holdings Inc	180	3,222
LTC Properties Inc REIT	57	1,370
Main Street Capital Corp	98	1,395
MarketAxess Holdings Inc *	670	8,073
Metro Bancorp Inc *	7	85
MF Global Ltd * (Bermuda)	592	4,304
Mid-America Apartment Communities Inc REIT	324	14,622
Nara Bancorp Inc	185	1,286
National Health Investors Inc REIT	42	1,329
Nelnet Inc ‘A’ *	119	1,480
NewStar Financial Inc *	123	405
Omega Healthcare Investors Inc REIT	313	5,014
optionsXpress Holdings Inc	918	15,863
Oritani Financial Corp	165	2,251
Orrstown Financial Services Inc	50	1,932
Park National Corp	13	758
Peapack-Gladstone Financial Corp	37	594
Penns Woods Bancorp Inc	45	1,440
Pennymac Mortgage Investment Trust	5	100
Penson Worldwide Inc *	251	2,445
PICO Holdings Inc *	201	6,703
Portfolio Recovery Associates Inc *	331	15,004
Potlatch Corp REIT	475	13,514
PrivateBancorp Inc	489	11,961
Prudential Bancorp Inc of Pennsylvania	69	693
PS Business Parks Inc REIT	122	6,261
Pzena Investment Management Inc ‘A’ *	201	1,642
QC Holdings Inc	71	479
Redwood Trust Inc REIT	205	3,177
Republic Bancorp Inc ‘A’	19	379
Rewards Network Inc *	51	701
Riskmetrics Group Inc *	459	6,711
RLI Corp	162	8,550
Roma Financial Corp	88	1,094
S.Y. Bancorp Inc	95	2,194
Safeguard Scientifics Inc *	162	1,777
Safety Insurance Group Inc	52	1,712
Saul Centers Inc REIT	99	3,178
Signature Bank *	716	20,764
Southside Bancshares Inc	66	1,486
Starwood Property Trust Inc REIT *	55	1,114
Stifel Financial Corp *	678	37,222
Suffolk Bancorp	134	3,968
SVB Financial Group *	80	3,462

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
SWS Group Inc	39	$562
Tanger Factory Outlet Centers Inc REIT	484	18,073
Tejon Ranch Co	224	5,752
Texas Capital Bancshares Inc *	76	1,280
The First of Long Island Corp	24	638
The Phoenix Cos Inc *	185	601
Thomas Weisel Partners Group Inc *	35	187
Tompkins Financial Corp	63	2,753
Tower Group Inc	775	18,902
TradeStation Group Inc *	242	1,972
Trustco Bank Corp NY	633	3,956
U.S. Global Investors Inc ‘A’	275	3,391
UMH Properties Inc REIT	75	611
United Financial Bancorp Inc	108	1,251
Universal Health Realty Income Trust REIT	122	3,971
Universal Insurance Holdings Inc	182	915
ViewPoint Financial Group	209	2,934
Washington REIT	162	4,666
Westamerica Bancorp	369	19,188
Westwood Holdings Group Inc	103	3,574

		562,696

Health Care - 23.8%

Abaxis Inc *	477	12,760
ABIOMED Inc *	714	6,933
Accelrys Inc *	560	3,248
Accuray Inc *	893	5,804
Acorda Therapeutics Inc *	830	19,322
Acura Pharmaceuticals Inc *	168	858
Adolor Corp *	543	863
Affymax Inc *	321	7,669
Affymetrix Inc *	1,323	11,616
Air Methods Corp *	230	7,491
Akorn Inc *	1,476	2,022
Align Technology Inc *	1,270	18,059
Alkermes Inc *	2,058	18,913
Alliance HealthCare Services Inc *	497	2,813
Allied Healthcare International Inc *	273	764
Allos Therapeutics Inc *	1,435	10,404
Almost Family Inc *	171	5,087
Alnylam Pharmaceuticals Inc *	781	17,713
Alphatec Holdings Inc *	761	3,501
AMAG Pharmaceuticals Inc *	385	16,817
Amedisys Inc *	583	25,436
America Service Group Inc	170	2,812
American Caresource Holdings Inc *	251	1,097
American Dental Partners Inc *	103	1,442
American Medical Systems Holdings Inc *	1,610	27,241
AMERIGROUP Corp *	1,195	26,493
AMICAS Inc *	557	2,005
Amicus Therapeutics Inc *	311	2,721
AMN Healthcare Services Inc *	688	6,543
Analogic Corp	173	6,404
AngioDynamics Inc *	146	2,012
Ardea Biosciences Inc *	318	5,826
Arena Pharmaceuticals Inc *	2,125	9,499
ARIAD Pharmaceuticals Inc *	2,554	5,670
ArQule Inc *	459	2,084
Array BioPharma Inc *	1,067	2,539
ARYx Therapeutics Inc *	446	1,396
Aspect Medical Systems Inc *	8	96
athenahealth Inc *	754	28,931
Atrion Corp	31	4,476
ATS Medical Inc *	974	2,610
Auxilium Pharmaceuticals Inc *	957	32,739
AVANIR Pharmaceuticals ‘A’ *	1,436	2,987
AVI BioPharma Inc *	2,331	4,009
Bio-Reference Labs Inc *	273	9,391
BioCryst Pharmaceuticals Inc *	444	3,659
Biodel Inc *	291	1,563
BioDelivery Sciences International Inc *	291	1,397
BioMimetic Therapeutics Inc *	295	3,602
BioScrip Inc *	869	5,874
BioSpecifics Technologies Corp *	88	2,817
BMP Sunstone Corp *	580	2,361
Bovie Medical Corp *	350	2,747
Bruker Corp *	1,069	11,406
Cadence Pharmaceuticals Inc *	548	6,061
Cambrex Corp *	557	3,509
Cantel Medical Corp *	226	3,404
Caraco Pharmaceutical Laboratories Ltd *	151	769
CardioNet Inc *	573	3,851
Cardiovascular Systems Inc *	224	1,628
Cardium Therapeutics Inc *	828	1,341
Catalyst Health Solutions Inc *	796	23,203
Celera Corp *	430	2,679
Cell Therapeutics Inc *	12,145	14,938
Celldex Therapeutics Inc *	284	1,559
Centene Corp *	494	9,356
Cepheid Inc *	1,255	16,591
Chelsea Therapeutics International Inc *	611	1,534
Chemed Corp	489	21,462
Chindex International Inc *	279	3,510
Clarient Inc *	705	2,968
Clinical Data Inc *	261	4,351
Computer Programs & Systems Inc	229	9,483
Conceptus Inc *	690	12,793
Continucare Corp *	536	1,619
Cornerstone Therapeutics Inc *	144	943
Corvel Corp *	170	4,828
Cross Country Healthcare Inc *	92	857
CryoLife Inc *	614	4,894
Cubist Pharmaceuticals Inc *	1,304	26,341
Cumberland Pharmaceuticals Inc	130	2,105
Curis Inc *	1,333	3,119
Cutera Inc *	97	839
Cyberonics Inc *	632	10,074
Cypress Bioscience Inc *	884	7,222
Cytokinetics Inc *	1,030	5,449
Cytori Therapeutics Inc *	727	2,872
Delcath Systems Inc *	565	2,774
Depomed Inc *	1,178	5,148
DexCom Inc *	977	7,748
Dionex Corp *	384	24,948
Discovery Laboratories Inc *	2,939	3,997
DURECT Corp *	1,857	4,958
Dyax Corp *	1,402	5,033
Eclipsys Corp *	1,224	23,623
Electro-Optical Sciences Inc *	477	4,570
Emergency Medical Services Corp ‘A’ *	231	10,741
Emergent BioSolutions Inc *	341	6,022
Emeritus Corp *	437	9,592
Endologix Inc *	1,089	6,741
EnteroMedics Inc *	399	1,911
Enzo Biochem Inc *	505	3,575
Enzon Pharmaceuticals Inc *	1,051	8,671
eResearchTechnology Inc *	891	6,237
Exactech Inc *	167	2,629
Exelixis Inc *	2,304	14,700
Facet Biotech Corp *	117	2,023
Genomic Health Inc *	317	6,930
Genoptix Inc *	387	13,460
Gentiva Health Services Inc *	256	6,403
Geron Corp *	937	6,147
Greatbatch Inc *	346	7,775
GTx Inc *	449	5,747
Haemonetics Corp *	578	32,437
Halozyme Therapeutics Inc *	1,475	10,487
Hanger Orthopedic Group Inc *	100	1,387
Hansen Medical Inc *	541	1,894

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Harvard Bioscience Inc *	485	$1,838
Health Grades Inc *	564	2,792
HealthSouth Corp *	1,932	30,216
Healthways Inc *	64	980
HeartWare International Inc *	107	3,209
Hemispherx Biopharma Inc *	2,762	5,524
Hi-Tech Pharmacal Co Inc *	55	1,234
HMS Holdings Corp *	588	22,479
Home Diagnostics Inc *	71	480
Human Genome Sciences Inc *	3,593	67,620
I-Flow Corp *	201	2,289
ICU Medical Inc *	296	10,911
Idenix Pharmaceuticals Inc *	754	2,330
Idera Pharmaceuticals Inc *	495	3,668
Immucor Inc *	1,539	27,240
ImmunoGen Inc *	1,234	10,008
Immunomedics Inc *	1,435	7,921
Impax Laboratories Inc *	1,300	11,362
Incyte Corp Ltd *	1,538	10,381
Infinity Pharmaceuticals Inc *	169	1,053
Insmed Inc *	2,554	2,094
Inspire Pharmaceuticals Inc *	1,367	7,136
Insulet Corp *	605	6,794
Integra LifeSciences Holdings Corp *	413	14,104
InterMune Inc *	821	13,079
Invacare Corp	257	5,726
inVentiv Health Inc *	258	4,316
IPC The Hospitalist Co Inc *	352	11,070
IRIS International Inc *	368	4,158
Isis Pharmaceuticals Inc *	2,037	29,679
ISTA Pharmaceuticals Inc *	754	3,363
Javelin Pharmaceuticals Inc *	1,220	2,379
Kendle International Inc *	89	1,488
Kensey Nash Corp *	168	4,864
KV Pharmaceutical Co ‘A’ *	428	1,314
Landauer Inc	115	6,323
Lannett Co Inc *	245	1,833
LCA-Vision Inc *	237	1,661
Lexicon Pharmaceuticals Inc *	810	1,725
LHC Group Inc *	349	10,446
Life Sciences Research Inc *	196	1,560
Ligand Pharmaceuticals Inc ‘B’ *	2,360	5,452
Luminex Corp *	944	16,048
MAKO Surgical Corp *	342	2,996
MannKind Corp *	1,267	12,480
MAP Pharmaceuticals Inc *	169	1,768
Martek Biosciences Corp *	154	3,479
Masimo Corp *	1,143	29,947
Matrixx Initiatives Inc *	265	1,505
Maxygen Inc *	435	2,910
MedAssets Inc *	855	19,297
Medical Action Industries Inc *	230	2,776
Medicis Pharmaceutical Corp ‘A’	199	4,249
Medidata Solutions Inc *	116	1,757
Medivation Inc *	624	16,935
Merge Healthcare Inc *	541	2,224
Meridian Bioscience Inc	879	21,984
Merit Medical Systems Inc *	613	10,623
Metabolix Inc *	399	4,102
Metropolitan Health Networks Inc *	999	2,178
Micromet Inc *	1,273	8,478
Micrus Endovascular Corp *	323	4,183
MiddleBrook Pharmaceuticals Inc *	753	866
Molecular Insight Pharmaceuticals Inc *	349	1,930
Momenta Pharmaceuticals Inc *	758	8,042
MWI Veterinary Supply Inc *	237	9,468
Myriad Pharmaceuticals Inc *	542	3,176
Nabi Biopharmaceuticals *	770	2,764
Nanosphere Inc *	212	1,518
National Healthcare Corp	87	3,244
National Research Corp	34	820
Natus Medical Inc *	465	7,175
Nektar Therapeutics *	2,015	19,626
Neogen Corp *	295	9,526
Neurocrine Biosciences Inc *	803	2,449
NeurogesX Inc *	217	1,736
NovaMed Inc *	266	1,205
Novavax Inc *	1,561	6,182
NPS Pharmaceuticals Inc *	978	3,932
NuVasive Inc *	820	34,243
NxStage Medical Inc *	533	3,566
Obagi Medical Products Inc *	355	4,118
Odyssey HealthCare Inc *	377	4,712
Omnicell Inc *	567	6,316
OncoGenex Pharmaceutical Inc *	89	3,204
Onyx Pharmaceuticals Inc *	1,381	41,389
Opko Health Inc *	1,052	2,399
Optimer Pharmaceuticals Inc *	610	8,253
OraSure Technologies Inc *	883	2,561
Orexigen Therapeutics Inc *	621	6,117
Orthofix International NV * (Netherlands)	367	10,786
Orthovita Inc *	1,469	6,449
Osiris Therapeutics Inc *	378	2,517
Owens & Minor Inc	728	32,942
OXiGENE Inc *	599	851
Pain Therapeutics Inc *	714	3,613
Palomar Medical Technologies Inc *	271	4,393
PAREXEL International Corp *	1,250	16,987
PDL BioPharma Inc	2,713	21,378
Pharmasset Inc *	460	9,724
PharMerica Corp *	651	12,089
Phase Forward Inc *	945	13,268
Poniard Pharmaceuticals Inc *	522	3,905
POZEN Inc *	536	3,945
Progenics Pharmaceuticals Inc *	419	2,196
Protalix BioTherapeutics Inc *	782	6,459
PSS World Medical Inc *	1,341	29,274
Psychiatric Solutions Inc *	830	22,211
Quality Systems Inc	531	32,694
Questcor Pharmaceuticals Inc *	1,277	7,049
Quidel Corp *	596	9,673
RadNet Inc *	694	1,797
Regeneron Pharmaceuticals Inc *	1,377	26,576
RehabCare Group Inc *	305	6,615
Repligen Corp *	630	3,156
Repros Therapeutics Inc *	139	125
Rigel Pharmaceuticals Inc *	1,156	9,479
Rochester Medical Corp *	206	2,480
Rockwell Medical Technologies Inc *	335	2,606
RTI Biologics Inc *	479	2,084
Salix Pharmaceuticals Ltd *	1,086	23,088
Sangamo Biosciences Inc *	912	7,488
Santarus Inc *	1,065	3,504
Savient Pharmaceuticals Inc *	1,369	20,809
SciClone Pharmaceuticals Inc *	820	3,493
Seattle Genetics Inc *	1,815	25,464
Sequenom Inc *	1,448	4,677
SIGA Technologies Inc *	536	4,229
Sirona Dental Systems Inc *	373	11,097
Somanetics Corp	291	4,691
SonoSite Inc *	397	10,505
Spectranetics Corp	660	4,231
Spectrum Pharmaceuticals Inc	1,011	6,804
StemCells Inc	2,510	4,091
Stereotaxis Inc	570	2,542
STERIS Corp	1,279	38,946
Sucampo Pharmaceuticals Inc ‘A’	221	1,288
SuperGen Inc	805	2,149
SurModics Inc *	327	8,044
Symmetry Medical Inc *	170	1,763

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Synovis Life Technologies Inc *	285	$3,933
Synta Pharmaceuticals Corp	338	1,048
The Ensign Group Inc	226	3,171
The Medicines Co *	854	9,403
The Providence Service Corp *	219	2,554
Theravance Inc *	1,154	16,895
Thoratec Corp *	1,269	38,413
TomoTherapy Inc	487	2,109
TranS1 Inc	270	1,299
Transcend Services Inc	151	2,638
Triple-S Management Corp ‘B’	22	369
U.S. Physical Therapy Inc *	139	2,095
Utah Medical Products Inc	70	2,052
Vanda Pharmaceuticals Inc	618	7,194
Varian Inc *	149	7,608
Vascular Solutions Inc	332	2,746
Vical Inc	1,019	4,341
ViroPharma Inc *	320	3,078
Virtual Radiologic Corp	130	1,694
Vital Images Inc *	204	2,554
Vivus Inc *	1,822	19,040
Volcano Corp *	838	14,095
West Pharmaceutical Services Inc	714	28,996
Wright Medical Group Inc *	867	15,485
XenoPort Inc *	649	13,778
Young Innovations Inc	98	2,578
ZOLL Medical Corp *	429	9,232
ZymoGenetics Inc	844	5,098

		2,343,277

Industrials - 14.5%

3D Systems Corp	310	2,861
AAON Inc	285	5,723
AAR Corp *	92	2,018
ABM Industries Inc	240	5,050
Acacia Research-Acacia Technologies Corp *	709	6,175
Actuant Corp ‘A’	694	11,146
Acuity Brands Inc	719	23,159
Administaff Inc	450	11,821
Advanced Battery Technologies Inc *	1,224	5,312
Aerovironment Inc *	311	8,736
Air Transport Services Group Inc *	814	2,816
AirTran Holdings Inc *	2,610	16,312
Alaska Air Group Inc *	48	1,286
Allegiant Travel Co *	352	13,408
Altra Holdings Inc *	112	1,253
American Ecology Corp	405	7,573
American Reprographics Co *	677	6,445
American Science & Engineering Inc	210	14,288
American Superconductor Corp *	976	32,735
Ampco-Pittsburgh Corp	88	2,340
APAC Customer Services Inc *	591	3,493
Apogee Enterprises Inc	68	1,021
Applied Signal Technology Inc	310	7,214
Argan Inc *	152	2,043
Argon ST Inc *	267	5,086
Ascent Solar Technologies Inc *	80	603
Astronics Corp *	163	1,532
ATC Technology Corp *	327	6,461
Avis Budget Group Inc *	1,338	17,876
AZZ Inc *	279	11,207
Badger Meter Inc	340	13,155
Baldor Electric Co	186	5,085
Beacon Roofing Supply Inc *	817	13,056
Blount International Inc *	257	2,434
Broadwind Energy Inc *	703	5,547
Builders FirstSource Inc *	280	1,221
CBIZ Inc *	903	6,736
CDI Corp	46	646
Celadon Group Inc *	369	4,173
Cenveo Inc *	1,239	8,574
Chart Industries Inc *	542	11,702
China Fire & Security Group Inc *	313	6,010
CLARCOR Inc	402	12,607
Clean Harbors Inc *	442	24,867
Colfax Corp *	142	1,509
CoStar Group Inc *	428	17,642
CRA International Inc *	190	5,185
Cubic Corp	344	13,578
Deluxe Corp	590	10,089
Diamond Management & Technology Consultants Inc	461	3,158
DigitalGlobe Inc *	303	6,778
Dynamex Inc *	142	2,319
Dynamic Materials Corp	301	6,008
DynCorp International Inc ‘A’ *	97	1,746
EMCOR Group Inc *	440	11,141
Ener1 Inc *	1,058	7,321
Energy Conversion Devices Inc *	884	10,237
Energy Recovery Inc *	800	4,656
EnergySolutions Inc	156	1,438
EnerNOC Inc *	310	10,280
ESCO Technologies Inc *	569	22,419
Esterline Technologies Corp *	227	8,901
Evergreen Solar Inc *	2,376	4,562
Exponent Inc *	321	9,043
Flanders Corp *	339	1,749
Flow International Corp *	992	2,569
Force Protection Inc *	1,496	8,168
Forward Air Corp	284	6,575
Franklin Covey Co *	219	1,281
Fuel Tech Inc *	316	3,539
FuelCell Energy Inc *	1,404	5,995
Furmanite Corp *	473	2,039
GenCorp Inc *	1,059	5,676
Genesee & Wyoming Inc ‘A’ *	806	24,438
GeoEye Inc *	408	10,934
GP Strategies Corp *	220	1,648
GrafTech International Ltd *	1,014	14,906
Graham Corp	172	2,675
Granite Construction Inc	120	3,713
Great Lakes Dredge & Dock Corp	834	5,821
GT Solar International Inc *	722	4,195
Harbin Electric Inc *	344	5,807
Hawaiian Holdings Inc *	1,179	9,739
Healthcare Services Group Inc	946	17,369
Heartland Express Inc	708	10,195
HEICO Corp	524	22,721
Heritage-Crystal Clean Inc *	53	676
Herman Miller Inc	1,220	20,630
Hexcel Corp *	2,099	24,013
Hill International Inc *	444	3,152
HNI Corp	706	16,662
Houston Wire & Cable Co	163	1,801
Hub Group Inc ‘A’ *	375	8,569
Hurco Cos Inc *	27	461
Huron Consulting Group Inc *	490	12,657
ICF International Inc *	181	5,488
ICT Group Inc *	153	1,606
II-VI Inc *	374	9,515
InnerWorkings Inc *	480	2,371
Interface Inc ‘A’	1,072	8,898
K-Tron International Inc *	40	3,808
Kaman Corp	489	10,748
Kelly Services Inc ‘A’	88	1,082
Knight Transportation Inc	1,033	17,334
Knoll Inc	1,007	10,503
Korn/Ferry International *	64	934
LaBarge Inc *	191	2,149
Lindsay Corp	270	10,633
LMI Aerospace Inc *	122	1,224

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Marten Transport Ltd *	373	$6,363
MasTec Inc *	860	10,449
McGrath RentCorp	88	1,872
Met-Pro Corp	236	2,287
Michael Baker Corp *	164	5,960
Microvision Inc *	1,751	9,648
Mine Safety Appliances Co	528	14,525
Mobile Mini Inc *	216	3,750
Multi-Color Corp	223	3,441
MYR Group Inc *	365	7,698
Navigant Consulting Inc *	1,142	15,417
NCI Building Systems Inc *	100	320
Nordson Corp	250	14,022
North American Galvanizing & Coating Inc *	206	1,250
Odyssey Marine Exploration Inc *	1,135	2,111
Old Dominion Freight Line Inc *	117	3,560
Omega Flex Inc	57	956
On Assignment Inc *	97	567
Orbital Sciences Corp *	1,219	18,248
Orion Marine Group Inc *	579	11,893
Patriot Transportation Holding Inc *	17	1,283
Perma-Fix Environmental Services *	1,261	2,951
Pike Electric Corp *	157	1,881
PMFG Inc *	266	3,421
Polypore International Inc *	147	1,898
Portec Rail Products Inc	70	664
Powell Industries Inc *	171	6,565
Power-One Inc *	341	665
PowerSecure International Inc *	78	529
Preformed Line Products Co	42	1,682
Primoris Services Corp	138	995
Quanex Building Products Corp	520	7,467
Raven Industries Inc	354	9,462
RBC Bearings Inc *	455	10,615
Republic Airways Holdings Inc *	176	1,642
Resources Connection Inc *	971	16,565
Robbins & Myers Inc	41	963
Rollins Inc	958	18,058
RSC Holdings Inc *	1,085	7,888
Rush Enterprises Inc ‘A’ *	178	2,300
SatCon Technology Corp *	1,146	1,960
Sauer-Danfoss Inc	55	422
School Specialty Inc *	157	3,724
Simpson Manufacturing Co Inc	634	16,015
SmartHeat Inc *	227	2,694
Standard Parking Corp	40	700
Stanley Inc *	270	6,944
Sterling Construction Co Inc *	48	860
Sun Hydraulics Corp	107	2,253
SYKES Enterprises Inc *	757	15,761
TAL International Group Inc	35	498
Taser International Inc	1,444	6,816
Team Inc *	398	6,746
Teledyne Technologies Inc *	263	9,465
Tennant Co	401	11,653
Tetra Tech Inc *	1,356	35,975
The Advisory Board Co *	324	8,145
The Corporate Executive Board Co	739	18,401
The Geo Group Inc *	886	17,871
The Gorman-Rupp Co	186	4,633
The Middleby Corp *	354	19,474
The Standard Register Co	297	1,746
Titan Machinery Inc *	294	3,681
Trex Co Inc *	321	5,842
Trimas Corp *	200	1,020
UAL Corp *	3,038	28,010
Ultralife Corp	244	1,479
USA Truck Inc *	113	1,435
Valence Technology Inc	1,087	1,957
Viad Corp	52	1,035
Vicor Corp *	211	1,629
VSE Corp	82	3,199
Watsco Inc	532	28,680
Watson Wyatt Worldwide Inc ‘A’	786	34,238
Woodward Governor Co	1,059	25,691

		1,419,965

Information Technology - 27.2%

3Com Corp *	7,113	37,201
3PAR Inc *	581	6,408
ACI Worldwide Inc *	747	11,302
Acme Packet Inc *	862	8,629
Actel Corp *	165	2,008
ActivIdentity Corp *	372	1,030
Actuate Corp *	1,005	5,809
Acxiom Corp *	1,220	11,541
ADC Telecommunications Inc *	460	3,836
ADTRAN Inc	975	23,936
Advanced Analogic Technologies Inc *	882	3,502
Advanced Energy Industries Inc *	584	8,316
Advent Software Inc *	334	13,444
Airvana Inc *	366	2,478
American Software Inc ‘A’	421	2,749
Amkor Technology Inc *	2,376	16,347
ANADIGICS Inc *	1,055	4,969
Anaren Inc *	264	4,488
Anixter International Inc *	93	3,730
Applied Micro Circuits Corp *	1,500	14,985
ArcSight Inc *	422	10,158
Ariba Inc *	1,898	22,017
ARRIS Group Inc *	2,041	26,553
Art Technology Group Inc *	2,757	10,642
Aruba Networks Inc *	1,281	11,324
AsiaInfo Holdings Inc *	664	13,260
Atheros Communications Inc *	1,372	36,399
ATMI Inc *	190	3,449
Avid Technology Inc *	143	2,015
Avocent Corp *	150	3,041
Benchmark Electronics Inc *	157	2,826
BigBand Networks Inc *	836	3,352
Blackbaud Inc	952	22,086
Blackboard Inc *	715	27,013
Blue Coat Systems Inc *	880	19,879
Bottomline Technologies Inc *	560	7,224
Brightpoint Inc *	1,153	10,089
Cabot Microelectronics Corp *	55	1,917
CACI International Inc ‘A’ *	87	4,113
Callidus Software Inc *	305	918
Cass Information Systems Inc	169	5,046
Cavium Networks Inc *	826	17,734
Ceva Inc *	345	3,709
Checkpoint Systems Inc *	196	3,222
China Information Security Technology Inc *	574	3,180
China Security & Surveillance Technology Inc *	601	4,291
China TransInfo Technology Corp *	157	1,485
Chordiant Software Inc *	621	2,416
Cirrus Logic Inc *	1,521	8,457
Cogent Inc *	951	9,605
Cognex Corp	181	2,965
CommVault Systems Inc *	902	18,717
Compellent Technologies Inc *	352	6,354
Computer Task Group Inc *	210	1,703
comScore Inc *	461	8,303
Comtech Telecommunications Corp *	638	21,194
Comverge Inc *	398	4,860
Concur Technologies Inc *	871	34,631
Constant Contact Inc *	526	10,126
CPI International Inc *	44	492
Cray Inc *	561	4,673
CSG Systems International Inc *	495	7,925

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

CTS Corp	50	$465
CyberSource Corp *	1,511	25,188
Daktronics Inc	607	5,202
DealerTrack Holdings Inc *	817	15,449
Deltek Inc *	409	3,145
DemandTec Inc *	412	3,638
DG FastChannel Inc *	477	9,988
Dice Holdings Inc *	325	2,132
Digi International Inc *	229	1,951
Digital River Inc *	693	27,942
Diodes Inc *	695	12,573
DivX Inc *	418	2,282
Double-Take Software Inc *	387	3,944
DTS Inc *	369	10,103
EarthLink Inc	351	2,952
Ebix Inc *	156	8,636
Echelon Corp *	514	6,615
eLoyalty Corp *	106	849
EMS Technologies Inc *	290	6,038
Emulex Corp *	1,730	17,802
Entropic Communications Inc *	1,215	3,329
EPIQ Systems Inc *	754	10,933
Euronet Worldwide Inc *	927	22,276
Exar Corp *	67	492
ExlService Holdings Inc *	306	4,547
FalconStor Software Inc *	785	3,901
FARO Technologies Inc *	310	5,326
FEI Co *	750	18,488
FormFactor Inc *	1,011	24,183
Forrester Research Inc *	349	9,297
Gartner Inc *	1,290	23,568
Global Cash Access Holdings Inc *	753	5,504
GSE Systems Inc *	370	2,301
GSI Commerce Inc *	608	11,740
Harmonic Inc *	1,606	10,728
Heartland Payment Systems Inc	857	12,435
Hittite Microwave Corp *	468	17,213
Hughes Communications Inc *	202	6,129
i2 Technologies Inc *	315	5,053
ICx Technologies Inc *	124	734
iGate Corp	528	4,530
Imation Corp	59	547
Imergent Inc	161	1,269
Immersion Corp *	578	2,474
Infinera Corp *	1,829	14,541
infoGROUP Inc *	443	3,105
Informatica Corp *	1,956	44,167
InfoSpace Inc *	405	3,135
Innodata Isogen Inc *	519	4,126
Insight Enterprises Inc *	149	1,819
Integral Systems Inc *	156	1,076
Intellon Corp *	437	3,098
Interactive Intelligence Inc *	296	5,657
InterDigital Inc *	986	22,836
Intermec Inc *	1,342	18,922
Internet Brands Inc ‘A’ *	297	2,370
Internet Capital Group Inc *	442	3,695
IPG Photonics Corp *	522	7,934
Isilon Systems Inc *	594	3,623
Ixia *	733	5,028
IXYS Corp	470	4,000
j2 Global Communications Inc *	895	20,594
Jack Henry & Associates Inc	1,881	44,147
JDA Software Group Inc *	455	9,983
Kenexa Corp *	475	6,403
Keynote Systems Inc *	132	1,245
Kopin Corp *	1,511	7,253
Kulicke & Soffa Industries Inc *	1,508	9,093
KVH Industries Inc *	272	2,717
L-1 Identity Solutions Inc *	1,250	8,738
Lattice Semiconductor Corp *	201	452
Lawson Software Inc *	1,254	7,825
Limelight Networks Inc *	676	2,745
Lionbridge Technologies Inc *	1,172	3,047
Liquidity Services Inc *	345	3,560
LivePerson Inc *	854	4,304
LogMeIn Inc *	110	2,014
LoopNet Inc *	488	4,412
Loral Space & Communications Inc *	226	6,210
Manhattan Associates Inc *	485	9,797
ManTech International Corp ‘A’ *	398	18,770
Marchex Inc ‘B’	242	1,188
MAXIMUS Inc	367	17,102
Maxwell Technologies Inc *	499	9,197
Mentor Graphics Corp *	203	1,890
MercadoLibre Inc *	581	22,345
Methode Electronics Inc	100	867
Micrel Inc	453	3,692
Microsemi Corp *	1,834	28,959
MicroStrategy Inc ‘A’ *	207	14,809
Microtune Inc *	654	1,190
MIPS Technologies Inc *	1,034	3,898
ModusLink Global Solutions Inc *	80	647
MoneyGram International Inc *	1,479	4,644
Monolithic Power Systems Inc *	733	17,189
Move Inc *	3,371	9,102
MTS Systems Corp	55	1,607
Multi-Fineline Electronix Inc *	221	6,345
NCI Inc ‘A’ *	161	4,614
Net 1 U.E.P.S. Technologies Inc *	700	14,672
Netezza Corp *	1,011	11,364
NETGEAR Inc *	183	3,358
Netlogic Microsystems Inc *	411	18,495
NetScout Systems Inc *	448	6,052
NetSuite Inc *	376	5,753
Network Equipment Technologies Inc *	314	2,270
NIC Inc	1,116	9,921
Novatel Wireless Inc *	703	7,986
NVE Corp *	111	5,901
Omniture Inc *	1,397	29,952
Online Resources Corp *	345	2,129
OpenTable Inc *	62	1,709
OpenTV Corp ‘A’ * (United Kingdom)	686	947
Openwave Systems Inc *	556	1,446
Oplink Communications Inc *	305	4,429
OPNET Technologies Inc	269	2,940
OpNext Inc *	43	126
OSI Systems Inc *	251	4,591
Palm Inc *	3,284	57,240
PAR Technology Corp *	77	491
Parametric Technology Corp *	2,594	35,849
Park Electrochemical Corp	263	6,483
ParkerVision Inc *	700	2,863
PC Mall Inc *	69	473
PCTEL Inc *	79	494
Pegasystems Inc	345	11,913
Perficient Inc *	139	1,150
Perot Systems Corp ‘A’ *	402	11,939
Phoenix Technologies Ltd *	693	2,529
Plantronics Inc	941	25,228
Plexus Corp *	295	7,770
PLX Technology Inc *	691	2,329
Polycom Inc *	756	20,223
Power Integrations Inc	520	17,332
Progress Software Corp *	868	19,660
PROS Holdings Inc *	392	3,301
QAD Inc	260	1,183
Quantum Corp *	4,412	5,559
Quest Software Inc *	174	2,932
Rackspace Hosting Inc *	1,455	24,822

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Radiant Systems Inc *	610	$6,551
RadiSys Corp *	532	4,623
RAE Systems Inc *	660	726
RealNetworks Inc *	878	3,266
Renaissance Learning Inc	141	1,402
RF Micro Devices Inc *	5,512	29,930
RightNow Technologies Inc *	461	6,657
Riverbed Technology Inc *	1,230	27,011
Rofin-Sinar Technologies Inc *	290	6,658
Rogers Corp *	75	2,248
Rosetta Stone Inc *	152	3,490
Rubicon Technology Inc *	258	3,829
Rudolph Technologies Inc *	248	1,835
S1 Corp *	1,236	7,638
Saba Software Inc *	512	2,156
Sapient Corp *	1,843	14,818
SAVVIS Inc *	783	12,387
ScanSource Inc *	48	1,359
SeaChange International Inc *	338	2,535
Semitool Inc *	131	1,107
Semtech Corp *	1,323	22,504
ShoreTel Inc *	985	7,693
Sigma Designs Inc *	455	6,611
Silicon Graphics International Corp *	89	597
Skyworks Solutions Inc *	3,754	49,703
Smith Micro Software Inc *	603	7,453
SolarWinds Inc *	276	6,080
Solera Holdings Inc	1,525	47,443
SonicWALL Inc *	120	1,008
Sourcefire Inc *	507	10,885
SPSS Inc *	397	19,830
SRA International Inc ‘A’ *	243	5,246
SRS Labs Inc *	239	1,747
Standard Microsystems Corp *	118	2,739
Starent Networks Corp *	885	22,497
StarTek Inc *	65	564
STEC Inc *	559	16,429
Stratasys Inc *	427	7,327
SuccessFactors Inc *	811	11,411
Super Micro Computer Inc *	320	2,707
Supertex Inc *	260	7,800
support.com Inc	408	979
Switch & Data Facilities Co Inc *	428	5,825
Symyx Technologies Inc *	555	3,674
Synaptics Inc *	775	19,530
Synchronoss Technologies Inc	341	4,252
SYNNEX Corp *	80	2,438
Syntel Inc	284	13,555
Take-Two Interactive Software Inc *	267	2,993
Taleo Corp ‘A’ *	709	16,052
Techwell Inc	296	3,250
Tekelec *	502	8,248
TeleCommunication Systems Inc ‘A’ *	894	7,474
TeleTech Holdings Inc *	710	12,113
Terremark Worldwide Inc	1,286	7,999
Tessera Technologies Inc *	1,065	29,703
The Hackett Group Inc *	423	1,227
The Knot Inc *	667	7,284
The Ultimate Software Group Inc *	524	15,049
THQ Inc *	1,162	7,948
TIBCO Software Inc *	1,457	13,827
Tier Technologies Inc ‘B’	199	1,688
TiVo Inc *	2,284	23,662
TNS Inc *	547	14,988
Travelzoo Inc	114	1,611
Trident Microsystems Inc *	272	704
TriQuint Semiconductor Inc *	1,815	14,012
Tyler Technologies Inc *	662	11,314
Ultratech Inc *	557	7,369
Unica Corp	292	2,225
Unisys Corp *	576	1,538
Universal Display Corp	647	7,725
ValueClick Inc *	1,956	25,800
VASCO Data Security International Inc	428	3,176
Veeco Instruments Inc *	414	9,654
VeriFone Holdings Inc *	1,621	25,758
ViaSat Inc *	571	15,177
Virtusa Corp *	202	1,917
Vocus Inc *	368	7,688
Volterra Semiconductor Corp *	525	9,644
Websense Inc *	956	16,061
Wright Express Corp *	837	24,700
Zix Corp	1,548	3,406
Zoran Corp *	897	10,333

		2,669,562

Materials - 2.3%

AEP Industries Inc *	116	4,628
Allied Nevada Gold Corp *	993	9,721
AMCOL International Corp	108	2,472
American Vanguard Corp	59	490
Arch Chemicals Inc	81	2,429
Balchem Corp	388	10,204
Boise Inc *	357	1,885
Bway Holding Co *	24	444
Calgon Carbon Corp *	1,206	17,885
China Green Agriculture Inc	248	2,907
Clearwater Paper Corp *	29	1,199
Deltic Timber Corp	173	7,918
General Steel Holdings Inc *	152	591
GenTek Inc *	20	761
Hawkins Inc	202	4,719
Koppers Holdings Inc	272	8,065
Landec Corp *	539	3,450
LSB Industries Inc *	358	5,574
NewMarket Corp	228	21,213
NL Industries Inc	125	838
Olin Corp	186	3,244
OMNOVA Solutions Inc *	911	5,903
Paramount Gold and Silver Corp	1,352	1,852
PolyOne Corp *	353	2,355
Rock-Tenn Co ‘A’	755	35,568
Silgan Holdings Inc	308	16,241
Stepan Co	146	8,772
Stillwater Mining Co	114	766
United States Lime & Minerals Inc	39	1,401
W.R. Grace & Co *	488	10,609
Wausau Paper Corp	339	3,390
Worthington Industries Inc	1,250	17,375
Zep Inc	454	7,377

		222,246

Telecommunication Services - 1.7%

AboveNet Inc *	270	13,165
Alaska Communications Systems Group Inc	938	8,676
Cbeyond Inc *	488	7,871
Centennial Communications Corp *	1,823	14,548
Cincinnati Bell Inc *	845	2,958
Cogent Communications Group Inc *	956	10,803
Consolidated Communications Holdings Inc	264	4,227
FairPoint Communications Inc	800	328
General Communication Inc ‘A’ *	567	3,890
Global Crossing Ltd * (Bermuda)	554	7,922
Hickory Tech Corp	273	2,334
inContact Inc *	568	1,693
Iowa Telecommunications Services Inc	149	1,877
iPCS Inc *	329	5,725
Neutral Tandem Inc *	746	16,979
NTELOS Holdings Corp	668	11,797
PAETEC Holding Corp *	2,705	10,468

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Premiere Global Services Inc *	988	$8,210
Shenandoah Telecommunications Co	495	8,885
Syniverse Holdings Inc *	1,233	21,577
USA Mobility Inc	444	5,719
Virgin Mobile USA Inc ‘A’	280	1,400

		171,052

Utilities - 0.2%

Cadiz Inc *	257	3,007
California Water Service Group	31	1,207
Connecticut Water Service Inc	26	582
Consolidated Water Co Inc (Cayman)	123	2,009
New Jersey Resources Corp	140	5,083
Pennichuck Corp	30	653
Piedmont Natural Gas Co Inc	107	2,562
South Jersey Industries Inc	74	2,612
US Geothermal Inc	1,217	1,898
York Water Co	92	1,275

		20,888

Total Common Stocks
(Cost $8,211,487)		9,694,619

EXCHANGE-TRADED FUND - 0.8%

iShares Russell 2000 Growth Index Fund	1,183	77,499

Total Exchange-Traded Fund
(Cost $77,084)		77,499

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $107,000; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $110,550)	$107,000	107,000

Total Short-Term Investment
(Cost $107,000)		107,000

TOTAL INVESTMENTS - 100.5%
(Cost $8,395,571)		9,879,118

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(46,501)

NET ASSETS - 100.0%		$9,832,617

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.6%

Consumer Discretionary - 11.5%

1-800-FLOWERS.COM Inc ‘A’ *	472	$1,628
99 Cents Only Stores *	156	2,098
AFC Enterprises Inc *	496	4,176
America’s Car-Mart Inc *	111	2,658
American Axle & Manufacturing Holdings Inc	1,041	7,370
American Greetings Corp ‘A’	924	20,605
AnnTaylor Stores Corp *	1,370	21,769
ArvinMeritor Inc	1,532	11,980
Asbury Automotive Group Inc *	715	9,066
Ascent Media Corp ‘A’ *	308	7,885
Audiovox Corp ‘A’ *	373	2,555
Beazer Homes USA Inc *	964	5,389
Belo Corp ‘A’	1,994	10,788
Benihana Inc ‘A’ *	150	860
Bluegreen Corp *	312	952
Blyth Inc	135	5,229
Bob Evans Farms Inc	706	20,516
Books-A-Million Inc	163	1,963
Borders Group Inc *	1,057	3,287
Brookfield Homes Corp *	208	1,389
Brown Shoe Co Inc	915	7,338
Brunswick Corp	2,059	24,667
Build-A-Bear Workshop Inc *	365	1,778
Cabela’s Inc *	952	12,700
Callaway Golf Co	1,536	11,689
Carmike Cinemas Inc *	49	495
Carter’s Inc *	264	7,049
Cavco Industries Inc *	141	5,005
Charming Shoppes Inc *	2,411	11,838
Christopher & Banks Corp	682	4,617
Churchill Downs Inc	205	7,892
Cinemark Holdings Inc	67	694
Coldwater Creek Inc *	240	1,968
Collective Brands Inc *	821	14,228
Columbia Sportswear Co	256	10,537
Conn’s Inc *	216	2,439
Core-Mark Holding Co Inc *	179	5,119
Cracker Barrel Old Country Store Inc	154	5,298
Crocs Inc *	1,248	8,299
Crown Media Holdings Inc ‘A’ *	137	214
CSS Industries Inc	162	3,203
Dana Holding Corp *	2,262	15,404
Dillard’s Inc ‘A’	1,205	16,990
Domino’s Pizza Inc *	720	6,365
Dorman Products Inc *	206	3,094
Drew Industries Inc *	157	3,405
DSW Inc ‘A’ *	279	4,456
Eastman Kodak Co	6,248	29,865
Ethan Allen Interiors Inc	592	9,768
EW Scripps Co ‘A’ *	685	5,137
Exide Technologies *	1,166	9,293
Fisher Communications Inc *	126	2,291
Fred’s Inc ‘A’	662	8,427
Frisch’s Restaurants Inc	41	1,061
Furniture Brands International Inc *	898	4,966
G-III Apparel Group Ltd *	184	2,604
Gaiam Inc ‘A’ *	349	2,436
Gander Mountain Co *	113	581
Gaylord Entertainment Co *	776	15,598
Genesco Inc *	510	12,276
Global Sources Ltd * (Bermuda)	297	2,040
Great Wolf Resorts Inc *	539	1,924
Group 1 Automotive Inc	570	15,304
Harte-Hanks Inc	837	11,576
Haverty Furniture Cos Inc *	431	5,090
Hawk Corp ‘A’ *	93	1,276
Helen of Troy Ltd * (Bermuda)	682	13,251
Hooker Furniture Corp	233	3,146
Hot Topic Inc *	459	3,438
Hovnanian Enterprises Inc ‘A’ *	619	2,377
Iconix Brand Group Inc *	1,615	20,139
Interval Leisure Group Inc *	52	649
Jackson Hewitt Tax Service Inc	727	3,708
JAKKS Pacific Inc *	674	9,652
Jo-Ann Stores Inc *	385	10,330
Jones Apparel Group Inc	1,987	35,627
Journal Communications Inc ‘A’	895	3,294
K-Swiss Inc ‘A’	247	2,171
Kenneth Cole Productions Inc ‘A’	213	2,136
Knology Inc *	484	4,719
La-Z-Boy Inc	1,222	10,570
Lakes Entertainment Inc *	265	890
Landry’s Restaurants Inc *	159	1,670
LeapFrog Enterprises Inc *	581	2,388
Life Time Fitness Inc *	833	23,366
LIN TV Corp ‘A’ *	586	2,772
Lithia Motors Inc ‘A’	408	6,361
Live Nation Inc *	1,885	15,438
Liz Claiborne Inc	737	3,633
LodgeNet Interactive Corp *	189	1,427
Luby’s Inc *	438	1,840
M/I Homes Inc *	382	5,191
Mac-Gray Corp *	204	2,199
Marcus Corp	396	5,065
Marine Products Corp	215	1,189
Martha Stewart Living Omnimedia Inc ‘A’ *	122	764
McCormick & Schmick’s Seafood Restaurants Inc *	290	2,158
Mediacom Communications Corp ‘A’ *	553	3,185
Meritage Homes Corp *	738	14,981
Modine Manufacturing Co	719	6,665
Monarch Casino & Resort Inc *	51	549
Morgans Hotel Group Co *	156	846
Movado Group Inc	350	5,085
Multimedia Games Inc *	424	2,171
National CineMedia Inc	881	14,951
New York & Co Inc *	543	2,780
Nobel Learning Communities Inc *	2	19
O’Charley’s Inc *	433	4,057
OfficeMax Inc *	508	6,391
Orbitz Worldwide Inc *	506	3,127
Orient-Express Hotels Ltd ‘A’ (Bermuda)	1,804	20,764
Outdoor Channel Holdings Inc *	278	1,818
Oxford Industries Inc	109	2,147
Pacific Sunwear of California Inc *	1,545	7,957
Papa John’s International Inc *	114	2,801
Perry Ellis International Inc *	236	3,785
Pier 1 Imports Inc *	2,172	8,406
Pinnacle Entertainment Inc *	609	6,206
Pool Corp	501	11,132
Primedia Inc	332	837
Quiksilver Inc *	2,826	7,771
Raser Technologies Inc *	186	285
RC2 Corp *	467	6,655
Reading International Inc ‘A’ *	302	1,241
Red Lion Hotels Corp *	289	1,662
Red Robin Gourmet Burgers Inc *	292	5,963
Regis Corp	1,297	20,103
Rent-A-Center Inc *	1,550	29,264
Retail Ventures Inc *	540	2,846
Rex Stores Corp *	157	1,711
Ruby Tuesday Inc *	1,459	12,285
Ruth’s Hospitality Group Inc *	79	333
Saks Inc *	2,786	19,001
Sally Beauty Holdings Inc *	1,574	11,191
Scholastic Corp	499	12,146
Sealy Corp *	818	2,618

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Shoe Carnival Inc *	194	$2,991
Shutterfly Inc *	433	7,201
Sinclair Broadcast Group Inc ‘A’	1,062	3,802
Skechers U.S.A. Inc ‘A’ *	759	13,009
Skyline Corp	148	3,339
Sonic Automotive Inc ‘A’	565	5,932
Sonic Corp *	162	1,792
Sotheby’s	145	2,498
Spartan Motors Inc	702	3,608
Speedway Motorsports Inc	282	4,058
Sport Supply Group Inc	144	1,467
Stage Stores Inc	846	10,964
Standard Motor Products Inc	190	2,888
Standard Pacific Corp *	2,416	8,915
Stanley Furniture Co Inc	224	2,323
Stein Mart Inc *	37	470
Steiner Leisure Ltd * (Bahamas)	185	6,616
Steinway Musical Instruments Inc	146	1,733
Stewart Enterprises Inc ‘A’	1,776	9,288
Stoneridge Inc	336	2,379
Sturm Ruger & Co Inc	64	828
Superior Industries International Inc	500	7,100
Syms Corp	143	1,157
Systemax Inc	154	1,868
Tenneco Inc *	1,063	13,862
The Buckle Inc	59	2,014
The Dress Barn Inc *	740	13,268
The Finish Line Inc ‘A’	466	4,735
The Gymboree Corp *	144	6,967
The Men’s Wearhouse Inc	1,122	27,713
The Pep Boys-Manny, Moe & Jack	1,156	11,294
The Ryland Group Inc	1,013	21,344
The Steak n Shake Co *	597	7,027
The Talbots Inc	193	1,781
The Timberland Co ‘A’ *	337	4,691
Town Sports International Holdings Inc	143	359
Tuesday Morning Corp *	649	2,700
Tween Brands Inc *	475	3,985
U.S. Auto Parts Network Inc	190	1,036
Unifi Inc	967	3,094
UniFirst Corp	251	11,157
Universal Electronics Inc *	101	2,062
Universal Travel Group	51	658
Vail Resorts Inc *	662	22,203
Valassis Communications Inc *	190	3,397
West Marine Inc	309	2,429
Winnebago Industries Inc *	611	8,988
World Wrestling Entertainment Inc ‘A’	155	2,172
Zale Corp *	535	3,825
Zumiez Inc *	51	837

		1,237,574

Consumer Staples - 2.8%

Alico Inc	1	29
Alliance One International Inc *	742	3,324
American Italian Pasta Co ‘A’ *	157	4,267
American Oriental Bioengineering Inc *	952	4,627
B&G Foods Inc ‘A’	536	4,390
Casey’s General Stores Inc	474	14,874
Central Garden & Pet Co ‘A’ *	1,391	15,204
Chattem Inc *	35	2,324
Chiquita Brands International Inc *	1,017	16,435
Diamond Foods Inc	99	3,140
Elizabeth Arden Inc *	591	6,956
Farmer Bros. Co	84	1,739
Fresh Del Monte Produce Inc * (Cayman)	924	20,892
Griffin Land & Nurseries Inc	71	2,272
Heckmann Corp *	1,757	8,047
HQ Sustainable Maritime Industries Inc *	2	18
Imperial Sugar Co	309	3,918
Ingles Markets Inc ‘A’	275	4,353
Inter Parfums Inc	250	3,053
Mannatech Inc	341	1,306
Nash Finch Co	286	7,819
National Beverage Corp *	117	1,347
Nutraceutical International Corp *	221	2,491
Oil-Dri Corp of America	152	2,204
Omega Protein Corp *	500	2,425
Prestige Brands Holdings Inc *	756	5,322
Revlon Inc ‘A’ *	223	1,084
Ruddick Corp	835	22,228
Schiff Nutrition International Inc	215	1,120
Seneca Foods Corp ‘A’ *	222	6,083
Smart Balance Inc *	308	1,891
Spartan Stores Inc	513	7,249
Susser Holdings Corp *	141	1,772
The Andersons Inc	430	15,136
The Great Atlantic & Pacific Tea Co Inc *	813	7,244
The Hain Celestial Group Inc *	713	13,668
The Pantry Inc *	484	7,589
TreeHouse Foods Inc *	720	25,682
Universal Corp	547	22,876
Village Super Market ‘A’	4	118
WD-40 Co	136	3,862
Weis Markets Inc	194	6,198
Winn-Dixie Stores Inc *	1,277	16,754
Zapata Corp	197	1,371

		304,701

Energy - 5.8%

Allis-Chalmers Energy Inc *	1,280	5,581
Alon USA Energy Inc	160	1,589
Approach Resources Inc *	173	1,571
Atlas Energy Inc	410	11,099
ATP Oil & Gas Corp *	668	11,951
Basic Energy Services Inc *	489	4,152
Berry Petroleum Co ‘A’	972	26,030
Bill Barrett Corp *	869	28,494
Bolt Technology Corp *	158	1,986
Boots & Coots Inc *	1,693	2,726
BPZ Resources Inc *	405	3,046
Brigham Exploration Co *	905	8,217
Bristow Group Inc *	656	19,477
Bronco Drilling Co Inc *	597	3,910
Cal Dive International Inc *	747	7,388
CARBO Ceramics Inc	47	2,423
Cheniere Energy Inc *	1,001	2,933
Clayton Williams Energy Inc *	149	4,488
Complete Production Services Inc *	1,311	14,814
Contango Oil & Gas Co *	14	715
CREDO Petroleum Corp *	29	293
Crosstex Energy Inc	997	5,264
Cubic Energy Inc *	403	379
CVR Energy Inc *	461	5,735
Dawson Geophysical Co *	194	5,312
Delek US Holdings Inc	274	2,348
Delta Petroleum Corp *	2,114	3,699
DHT Maritime Inc	1,257	4,726
Endeavour International Corp *	100	121
ENGlobal Corp *	38	157
General Maritime Corp	1,069	8,274
Geokinetics Inc *	42	890
Georesources Inc *	157	1,735
Global Industries Ltd *	2,268	21,546
GMX Resources Inc *	298	4,682
Golar LNG Ltd (Bermuda)	252	2,787
Goodrich Petroleum Corp *	581	14,996
Gran Tierra Energy Inc *	4,597	19,123
Green Plains Renewable Energy Inc *	202	1,434
Gulf Island Fabrication Inc	290	5,435

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
GulfMark Offshore Inc *	234	$7,661
Gulfport Energy Corp *	6	52
Harvest Natural Resources Inc *	714	3,663
Hercules Offshore Inc *	2,044	10,036
Hornbeck Offshore Services Inc *	512	14,111
International Coal Group Inc *	2,008	8,092
ION Geophysical Corp *	2,308	8,124
Key Energy Services Inc *	2,793	24,299
Knightsbridge Tankers Ltd (Bermuda)	427	5,568
Lufkin Industries Inc	49	2,606
Matrix Service Co *	398	4,326
NATCO Group Inc ‘A’ *	373	16,516
Natural Gas Services Group Inc *	269	4,740
Newpark Resources Inc *	1,932	6,202
Nordic American Tanker Shipping Ltd (Bermuda)	962	28,456
Oilsands Quest Inc *	3,429	3,875
OYO Geospace Corp *	106	2,738
Parallel Petroleum Corp *	1,067	3,382
Parker Drilling Co *	2,605	14,223
Patriot Coal Corp *	1,731	20,357
Penn Virginia Corp	1,037	23,758
Petroleum Development Corp *	462	8,621
PetroQuest Energy Inc *	1,235	8,015
PHI Inc *	134	2,718
Pioneer Drilling Co *	729	5,351
Rex Energy Corp *	149	1,244
Rosetta Resources Inc *	1,171	17,202
Ship Finance International Ltd (Bermuda)	368	4,523
Stone Energy Corp *	981	16,000
Superior Well Services Inc *	358	3,465
Swift Energy Co *	860	20,365
T-3 Energy Services Inc *	302	5,949
TETRA Technologies Inc *	819	7,936
TGC Industries Inc	75	364
Toreador Resources Corp	16	160
Union Drilling Inc *	217	1,658
Uranerz Energy Corp	211	483
Uranium Energy Corp	23	68
USEC Inc *	2,663	12,489
Vaalco Energy Inc	1,302	5,989
Vantage Drilling Co * (Cayman)	1,395	2,553
Venoco Inc	265	3,050
W&T Offshore Inc	38	445
Warren Resources Inc	583	1,726
Western Refining Inc *	991	6,392
Westmoreland Coal Co	165	1,341

		622,418

Financials - 33.3%

1st Source Corp	325	5,298
Abington Bancorp Inc	474	3,669
Acadia Realty Trust REIT	741	11,167
Advance America Cash Advance Centers Inc	102	571
Agree Realty Corp REIT	187	4,288
Alexander’s Inc REIT	17	5,030
Alliance Financial Corp	115	3,111
Allied Capital Corp	4,006	12,298
Ambac Financial Group Inc	6,813	11,446
American Campus Communities Inc REIT	1,197	32,139
American Capital Agency Corp REIT	304	8,649
American Capital Ltd	6,553	21,166
American Equity Investment Life Holding Co	1,320	9,266
American National Bankshares Inc	166	3,622
American Physicians Capital Inc	242	6,972
American Physicians Service Group Inc	138	3,180
American Realty Investors Inc *	59	683
American Safety Insurance Holdings Ltd * (Bermuda)	166	2,623
Ameris Bancorp	296	2,118
Amerisafe Inc *	468	8,073
Ames National Corp	78	1,881
AmTrust Financial Services Inc	424	4,838
Anthracite Capital Inc REIT *	1,823	1,914
Anworth Mortgage Asset Corp REIT	2,554	20,126
Apollo Investment Corp	3,801	36,300
Ares Capital Corp	2,282	25,148
Argo Group International Holdings Ltd * (Bermuda)	693	23,340
Arrow Financial Corp	79	2,136
Ashford Hospitality Trust Inc REIT *	1,339	4,633
Asset Acceptance Capital Corp *	197	1,428
Associated Estates Realty Corp REIT	348	3,348
Assured Guaranty Ltd (Bermuda)	2,106	40,899
Astoria Financial Corp	2,017	22,268
Auburn National Bancorporation Inc	51	1,244
Avatar Holdings Inc *	131	2,489
Baldwin & Lyons Inc ‘B’	176	4,127
BancFirst Corp	141	5,207
Banco Latinoamericano de Exportaciones SA ‘E’ (Panama)	669	9,513
Bancorp Rhode Island Inc	102	2,548
Bank Mutual Corp	1,016	8,981
Bank of Kentucky Financial Corp	67	1,418
Bank of Marin Bancorp	41	1,285
Bank of the Ozarks Inc	294	7,800
BankFinancial Corp	464	4,445
Banner Corp	510	1,392
Bar Harbor Bankshares	62	2,108
Beneficial Mutual Bancorp Inc *	706	6,446
Berkshire Hills Bancorp Inc	296	6,494
BGC Partners Inc ‘A’	532	2,277
BioMed Realty Trust Inc REIT	2,224	30,691
BlackRock Kelso Capital Corp	271	2,011
Boston Private Financial Holdings Inc	1,620	10,546
Bridge Bancorp Inc	25	608
Brookline Bancorp Inc	1,088	10,575
Brooklyn Federal Bancorp Inc	35	427
Bryn Mawr Bank Corp	124	2,166
Calamos Asset Management Inc ‘A’	391	5,106
California First National Bancorp	43	476
Camden National Corp	165	5,452
Cape Bancorp Inc *	255	1,958
Capital City Bank Group Inc	257	3,649
Capital Southwest Corp	64	4,912
CapLease Inc REIT	1,037	4,179
Capstead Mortgage Corp REIT	1,504	20,921
Cardinal Financial Corp	323	2,658
Cardtronics Inc *	115	899
Care Investment Trust Inc REIT	267	2,048
Cash America International Inc	682	20,569
Cathay General Bancorp	707	5,720
CBL & Associates Properties Inc REIT	3,140	30,458
Cedar Shopping Centers Inc REIT	844	5,444
Center Bancorp Inc	268	2,018
Centerstate Banks Inc	380	2,998
Central Pacific Financial Corp	795	2,003
Century Bancorp Inc ‘A’	104	2,257
Chemical Financial Corp	463	10,089
Cheviot Financial Corp	55	471
Chicopee Bancorp Inc *	140	1,849
China Housing & Land Development Inc *	511	1,967
Citizens & Northern Corp	194	2,869
Citizens Holding Co	65	1,720
Citizens Inc ‘A’ *	147	932
Citizens Republic Bancorp Inc *	2,296	1,745
City Holding Co	354	10,553
Clifton Savings Bancorp Inc	180	1,764
CNA Surety Corp *	364	5,897
CNB Financial Corp	99	1,700
CoBiz Financial Inc	635	3,162
Cogdell Spencer Inc REIT	610	2,928
Cohen & Steers Inc	197	4,728

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Colonial Properties Trust REIT	1,168	$11,365
Columbia Banking System Inc	672	11,122
Community Bank System Inc	762	13,922
Community Trust Bancorp Inc	327	8,558
Compass Diversified Holdings	573	5,999
CompuCredit Holdings Corp *	186	876
Conseco Inc *	4,321	22,728
Consolidated-Tomoka Land Co	117	4,481
Cousins Properties Inc REIT	1,764	14,606
Crawford & Co ‘B’ *	91	401
Credit Acceptance Corp *	2	64
CVB Financial Corp	2,019	15,324
Cypress Sharpridge Investments Inc	329	4,672
Danvers Bancorp Inc	444	6,034
DCT Industrial Trust Inc REIT	4,697	24,002
Delphi Financial Group Inc ‘A’	1,043	23,603
Developers Diversified Realty Corp REIT	3,342	30,880
Diamond Hill Investment Group Inc *	7	406
DiamondRock Hospitality Co REIT *	2,737	22,170
Dime Community Bancshares Inc	640	7,315
Dollar Financial Corp *	82	1,314
Donegal Group Inc ‘A’	251	3,875
Doral Financial Corp *	224	829
DuPont Fabros Technology Inc REIT *	269	3,586
Dynex Capital Inc REIT	224	1,888
E*TRADE FINANCIAL Corp *	34,394	60,190
Eagle Bancorp Inc *	401	3,842
East West Bancorp Inc	2,090	17,347
Eastern Insurance Holdings Inc	170	1,620
EastGroup Properties Inc REIT	243	9,287
Education Realty Trust Inc REIT	1,344	7,970
EMC Insurance Group Inc	106	2,240
Employers Holdings Inc	1,046	16,192
Encore Capital Group Inc *	291	3,914
Enstar Group Ltd * (Bermuda)	146	9,091
Enterprise Bancorp Inc	110	1,408
Enterprise Financial Services Corp	130	1,203
Entertainment Properties Trust REIT	797	27,210
Epoch Holding Corp	36	315
Equity Lifestyle Properties Inc REIT	207	8,858
Equity One Inc REIT	717	11,235
ESB Financial Corp	199	2,665
ESSA Bancorp Inc	329	4,346
Evercore Partners Inc ‘A’	179	5,230
Extra Space Storage Inc REIT	1,976	20,847
F.N.B. Corp	2,551	18,138
Farmers Capital Bank Corp	139	2,485
FBL Financial Group Inc ‘A’	187	3,633
FBR Capital Markets Corp *	338	2,004
FCStone Group Inc *	604	2,911
FelCor Lodging Trust Inc REIT	1,524	6,904
Fifth Street Finance Corp	685	7,487
Financial Federal Corp	359	8,860
Financial Institutions Inc	234	2,333
First Acceptance Corp *	366	988
First BanCorp	1,737	5,298
First BanCorp - Troy NC	318	5,740
First Bancorp Inc	188	3,497
First Busey Corp	562	2,641
First California Financial Group Inc *	123	590
First Commonwealth Financial Corp	1,872	10,633
First Community Bancshares Inc	348	4,392
First Defiance Financial Corp	204	3,042
First Financial Bancorp	1,230	14,822
First Financial Bankshares Inc	208	10,288
First Financial Corp	255	7,813
First Financial Holdings Inc	295	4,711
First Financial Northwest Inc	396	2,305
First Financial Service Corp	88	1,185
First Industrial Realty Trust Inc REIT	975	5,119
First Merchants Corp	456	3,178
First Mercury Financial Corp	208	2,771
First Midwest Bancorp Inc	1,160	13,073
First Potomac Realty Trust REIT	683	7,895
First South Bancorp Inc	177	2,036
FirstMerit Corp	1,933	36,785
Flagstar Bancorp Inc *	1,213	1,249
Flagstone Reinsurance Holdings Ltd (Bermuda)	849	9,577
Flushing Financial Corp	747	8,516
Forestar Group Inc *	806	13,847
Fox Chase Bancorp Inc *	117	1,172
FPIC Insurance Group Inc *	179	6,005
Franklin Street Properties Corp REIT	1,501	19,663
GAMCO Investors Inc ‘A’	58	2,651
German American Bancorp Inc	240	3,722
Getty Realty Corp REIT	227	5,571
Glacier Bancorp Inc	1,412	21,095
Gladstone Capital Corp	525	4,688
Gladstone Commercial Corp REIT	186	2,544
Gladstone Investment Corp	478	2,318
Glimcher Realty Trust REIT	1,566	5,747
Government Properties Income Trust *	227	5,450
Gramercy Capital Corp REIT *	1,107	2,690
Great Southern Bancorp Inc	168	3,983
Greenlight Capital Re Ltd ‘A’ * (Cayman)	620	11,656
Guaranty Bancorp *	1,137	1,683
Hallmark Financial Services Inc *	182	1,465
Hampton Roads Bankshares Inc	400	1,152
Hancock Holding Co	491	18,447
Harleysville Group Inc	285	9,020
Harleysville National Corp	932	4,968
Harris & Harris Group Inc *	559	3,494
Hatteras Financial Corp REIT	852	25,543
Healthcare Realty Trust Inc REIT	1,394	29,455
Heartland Financial USA Inc	286	4,219
Hercules Technology Growth Capital Inc	764	7,502
Heritage Financial Corp	250	3,288
Heritage Financial Group	35	290
Hersha Hospitality Trust REIT	923	2,861
Highwoods Properties Inc REIT	1,643	51,672
Hilltop Holdings Inc *	930	11,402
Home Bancorp Inc *	194	2,361
Home BancShares Inc	433	9,491
Home Federal Bancorp Inc	362	4,134
Home Properties Inc REIT	772	33,266
Horace Mann Educators Corp	940	13,132
IBERIABANK Corp	487	22,188
Independence Holding Co	142	835
Independent Bank Corp	491	10,866
Infinity Property & Casualty Corp	303	12,871
Inland Real Estate Corp REIT	1,551	13,587
International Assets Holding Corp *	5	83
International Bancshares Corp	1,175	19,164
Invesco Mortgage Capital Inc	217	4,741
Investors Bancorp Inc *	937	9,942
Investors Real Estate Trust REIT	1,309	11,833
iStar Financial Inc REIT *	2,190	6,658
JMP Group Inc	287	2,772
K-Fed Bancorp	88	794
Kansas City Life Insurance Co	92	2,865
KBW Inc *	415	13,371
Kearny Financial Corp	317	3,303
Kentucky First Federal Bancorp	62	774
Kilroy Realty Corp REIT	992	27,518
Kite Realty Group Trust REIT	1,002	4,178
Knight Capital Group Inc ‘A’ *	1,080	23,490
Kohlberg Capital Corp	422	2,545
LaBranche & Co Inc *	1,198	4,073
Lakeland Bancorp Inc	443	3,323
Lakeland Financial Corp	269	5,555

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

LaSalle Hotel Properties REIT	1,445	$28,409
Legacy Bancorp Inc	160	1,680
Lexington Realty Trust REIT	1,935	9,869
LTC Properties Inc REIT	501	12,044
Maiden Holdings Ltd (Bermuda)	1,086	7,895
Main Street Capital Corp	44	626
MainSource Financial Group Inc	436	2,965
Max Capital Group Ltd (Bermuda)	1,079	23,058
MB Financial Inc	1,191	24,975
MCG Capital Corp *	1,419	5,946
Meadowbrook Insurance Group Inc	1,261	9,331
Medallion Financial Corp	322	2,692
Medical Properties Trust Inc REIT	1,860	14,527
Mercer Insurance Group Inc	159	2,873
Merchants Bancshares Inc	104	2,221
Meridian Interstate Bancorp Inc *	212	1,802
Metro Bancorp Inc *	78	949
MF Global Ltd * (Bermuda)	1,563	11,363
MFA Financial Inc REIT	6,531	51,987
MGIC Investment Corp *	2,927	21,689
Mid-America Apartment Communities Inc REIT	329	14,848
MidSouth Bancorp Inc	100	1,320
Mission West Properties Inc REIT	383	2,578
Monmouth Real Estate Investment Corp ‘A’ REIT	426	2,965
Montpelier Re Holdings Ltd (Bermuda)	2,025	33,048
MVC Capital Inc	468	4,109
Nara Bancorp Inc	327	2,273
NASB Financial Inc	75	1,973
National Bankshares Inc	183	4,657
National Financial Partners Corp *	908	7,918
National Health Investors Inc REIT	549	17,376
National Interstate Corp	132	2,310
National Penn Bancshares Inc	3,010	18,391
National Retail Properties Inc REIT	1,814	38,947
National Western Life Insurance Co ‘A’	49	8,623
NBT Bancorp Inc	764	17,221
Nelnet Inc ‘A’ *	291	3,620
NewAlliance Bancshares Inc	2,514	26,900
NewStar Financial Inc *	464	1,527
NGP Capital Resources Co	468	3,398
Northeast Community Bancorp Inc	128	945
Northfield Bancorp Inc	419	5,363
Northrim BanCorp Inc	137	2,089
NorthStar Realty Finance Corp REIT	1,282	4,500
Northwest Bancorp Inc	371	8,474
Norwood Financial Corp	59	1,835
NYMAGIC Inc	104	1,795
OceanFirst Financial Corp	195	2,262
Ocwen Financial Corp *	1,335	15,112
Ohio Valley Banc Corp	100	2,650
Old National Bancorp	2,075	23,240
Old Point Financial Corp	45	750
Old Second Bancorp Inc	233	1,335
Omega Healthcare Investors Inc REIT	1,534	24,575
Oppenheimer Holdings Inc ‘A’	188	4,578
Oriental Financial Group Inc	565	7,176
Oritani Financial Corp	46	627
Orrstown Financial Services Inc	59	2,280
Pacific Capital Bancorp	1,280	1,843
Pacific Continental Corp	279	2,938
PacWest Bancorp	642	12,230
Park National Corp	229	13,360
Parkway Properties Inc REIT	472	9,298
Peapack-Gladstone Financial Corp	160	2,570
PennantPark Investment Corp	456	3,698
Penns Woods Bancorp Inc	36	1,152
Pennsylvania REIT	843	6,415
Pennymac Mortgage Investment Trust	295	5,873
Penson Worldwide Inc *	157	1,529
Peoples Bancorp Inc	226	2,949
Peoples Financial Corp	113	2,103
PHH Corp *	1,234	24,483
PICO Holdings Inc *	301	10,038
Pinnacle Financial Partners Inc *	795	10,104
Piper Jaffray Cos *	448	21,379
Platinum Underwriters Holdings Ltd (Bermuda)	1,195	42,829
PMA Capital Corp ‘A’ *	697	3,966
Porter Bancorp Inc	59	962
Post Properties Inc REIT	1,054	18,972
Potlatch Corp REIT	441	12,546
PremierWest Bancorp	432	1,171
Presidential Life Corp	443	4,589
Primus Guaranty Ltd * (Bermuda)	384	1,640
PrivateBancorp Inc	264	6,457
ProAssurance Corp *	773	40,343
Prospect Capital Corp	1,251	13,398
Prosperity Bancshares Inc	1,079	37,538
Provident Financial Services Inc	1,350	13,892
Provident New York Bancorp	749	7,153
Prudential Bancorp Inc of Pennsylvania	26	261
PS Business Parks Inc REIT	289	14,831
Radian Group Inc	1,918	20,292
RAIT Financial Trust REIT	1,558	4,581
Ramco-Gershenson Properties Trust REIT	652	5,816
Redwood Trust Inc REIT	1,518	23,529
Renasant Corp	456	6,772
Republic Bancorp Inc ‘A’	222	4,431
Republic First Bancorp Inc *	156	708
Resource America Inc ‘A’	268	1,289
Resource Capital Corp REIT	540	2,938
Rewards Network Inc *	126	1,731
RLI Corp	252	13,301
Rockville Financial Inc	179	1,924
Roma Financial Corp	107	1,330
S&T Bancorp Inc	557	7,219
S.Y. Bancorp Inc	148	3,417
Safeguard Scientifics Inc *	275	3,017
Safety Insurance Group Inc	285	9,382
Sanders Morris Harris Group Inc	417	2,464
Sandy Spring Bancorp Inc	356	5,796
Santander BanCorp *	95	926
Saul Centers Inc REIT	53	1,701
SCBT Financial Corp	273	7,671
SeaBright Insurance Holdings Inc *	540	6,167
Selective Insurance Group Inc	1,181	18,577
Shore Bancshares Inc	182	3,045
Sierra Bancorp	158	1,898
Signature Bank *	200	5,800
Simmons First National Corp ‘A’	303	8,729
Smithtown Bancorp Inc	317	3,658
Southside Bancshares Inc	221	4,977
Southwest Bancorp Inc	364	5,111
Sovran Self Storage Inc REIT	504	15,337
Starwood Property Trust Inc REIT *	856	17,334
State Auto Financial Corp	310	5,558
State Bancorp Inc	316	2,670
StellarOne Corp	491	7,242
Sterling Bancorp	479	3,458
Sterling Bancshares Inc	1,900	13,889
Sterling Financial Corp *	1,378	2,756
Stewart Information Services Corp	371	4,589
Strategic Hotels & Resorts Inc REIT *	1,870	4,843
Suffolk Bancorp	67	1,984
Sun Bancorp Inc	294	1,552
Sun Communities Inc REIT	353	7,597
Sunstone Hotel Investors Inc REIT *	1,683	11,949
Susquehanna Bancshares Inc	2,058	12,122
SVB Financial Group *	700	30,289
SWS Group Inc	536	7,718
Tanger Factory Outlet Centers Inc REIT	455	16,990

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Territorial Bancorp Inc	296	$4,641
Texas Capital Bancshares Inc *	777	13,085
The Bancorp Inc *	508	2,906
The First Marblehead Corp *	1,337	2,941
The First of Long Island Corp	99	2,632
The Navigators Group Inc *	277	15,235
The Phoenix Cos Inc *	2,486	8,080
The PMI Group Inc	1,758	7,472
The South Financial Group Inc	4,157	6,111
Thomas Weisel Partners Group Inc *	404	2,157
TICC Capital Corp	709	3,573
Tompkins Financial Corp	113	4,938
Tower Bancorp Inc	127	3,336
Tower Group Inc	127	3,098
TowneBank	454	5,789
TradeStation Group Inc *	626	5,102
Transcontinental Realty Investors Inc	30	351
Tree.com Inc	139	1,049
Triangle Capital Corp	241	2,974
Trico Bancshares	301	4,936
Trustco Bank Corp NY	1,149	7,181
Trustmark Corp	1,352	25,756
U-Store-It Trust REIT	1,859	11,619
U.S. Global Investors Inc ‘A’	66	814
UCBH Holdings Inc	2,923	2,338
UMB Financial Corp	727	29,400
UMH Properties Inc REIT	140	1,141
Umpqua Holdings Corp	2,053	21,762
Union Bankshares Corp	467	5,814
United America Indemnity Ltd ‘A’ (Cayman)	793	5,860
United Bankshares Inc	851	16,671
United Community Banks Inc *	930	4,651
United Financial Bancorp Inc	366	4,238
United Fire & Casualty Co	484	8,664
United Security Bancshares Inc	130	2,885
Universal Health Realty Income Trust REIT	112	3,646
Universal Insurance Holdings Inc	185	931
Univest Corp of Pennsylvania	358	7,758
Urstadt Biddle Properties Inc ‘A’ REIT	441	6,434
Virtus Investment Partners Inc *	126	1,967
Walter Investment Management Corp REIT	441	7,065
Washington Banking Co	207	1,917
Washington REIT	1,213	34,934
Washington Trust Bancorp Inc	303	5,309
Waterstone Financial Inc	155	784
Webster Financial Corp	1,584	19,752
WesBanco Inc	498	7,699
West Bancorp Inc	338	1,676
Westamerica Bancorp	304	15,808
Western Alliance Bancorp *	991	6,253
Westfield Financial Inc	675	5,717
Westwood Holdings Group Inc	13	451
Wilber Corp	126	1,058
Wilshire Bancorp Inc	446	3,274
Winthrop Realty Trust REIT	253	2,464
Wintrust Financial Corp	568	15,881
World Acceptance Corp *	388	9,781
WSFS Financial Corp	152	4,049
Yadkin Valley Financial Corp	349	1,630
Zenith National Insurance Corp	879	27,161

		3,593,102

Health Care - 4.7%

Adolor Corp *	709	1,127
Affymetrix Inc *	256	2,248
Albany Molecular Research Inc *	540	4,676
Alliance HealthCare Services Inc *	47	266
Allied Healthcare International Inc *	813	2,276
Allion Healthcare Inc *	419	2,451
Amedisys Inc *	46	2,007
American Dental Partners Inc *	255	3,570
AMICAS Inc *	199	716
AmSurg Corp *	698	14,819
Analogic Corp	98	3,628
AngioDynamics Inc *	379	5,223
ArQule Inc *	413	1,875
Aspect Medical Systems Inc *	339	4,061
Assisted Living Concepts Inc ‘A’ *	242	5,014
Biodel Inc *	6	32
BMP Sunstone Corp *	9	37
Cambrex Corp *	10	63
Cantel Medical Corp *	108	1,626
Capital Senior Living Corp *	488	2,977
Caraco Pharmaceutical Laboratories Ltd *	142	723
Cardiac Science Corp *	386	1,544
Celera Corp *	1,505	9,376
Centene Corp *	479	9,072
Chindex International Inc *	48	604
CONMED Corp *	695	13,323
Continucare Corp *	90	272
Cross Country Healthcare Inc *	668	6,219
CryoLife Inc *	97	773
Cumberland Pharmaceuticals Inc	14	227
Cutera Inc *	206	1,782
Cynosure Inc ‘A’ *	258	3,006
Enzo Biochem Inc *	184	1,303
ev3 Inc *	1,679	20,668
Facet Biotech Corp *	484	8,368
Gentiva Health Services Inc *	424	10,604
Geron Corp *	1,040	6,822
Greatbatch Inc *	168	3,775
Hanger Orthopedic Group Inc *	444	6,158
Hansen Medical Inc *	207	724
Harvard Bioscience Inc *	2	8
Healthspring Inc *	1,096	13,426
Healthways Inc *	710	10,877
Hi-Tech Pharmacal Co Inc *	159	3,568
Home Diagnostics Inc *	178	1,203
I-Flow Corp *	269	3,064
Infinity Pharmaceuticals Inc *	211	1,315
Invacare Corp	354	7,887
inVentiv Health Inc *	492	8,231
Kendle International Inc *	291	4,865
Kindred Healthcare Inc *	925	15,013
KV Pharmaceutical Co ‘A’ *	520	1,596
Landauer Inc	91	5,003
LCA-Vision Inc *	184	1,290
Lexicon Pharmaceuticals Inc *	803	1,710
Magellan Health Services Inc *	832	25,842
Martek Biosciences Corp *	651	14,706
Maxygen Inc *	95	636
MedCath Corp *	322	2,824
Medical Action Industries Inc *	64	772
Medicis Pharmaceutical Corp ‘A’	1,197	25,556
Medidata Solutions Inc *	9	136
MedQuist Inc	199	1,266
Molina Healthcare Inc *	317	6,559
Myriad Pharmaceuticals Inc *	19	111
Nabi Biopharmaceuticals *	306	1,099
National Healthcare Corp	98	3,654
Natus Medical Inc *	195	3,009
Nighthawk Radiology Holdings Inc *	494	3,572
NovaMed Inc *	175	793
Odyssey HealthCare Inc *	403	5,037
Omnicell Inc *	124	1,381
OraSure Technologies Inc *	56	162
Owens & Minor Inc	187	8,462
Palomar Medical Technologies Inc *	133	2,156
Par Pharmaceutical Cos Inc *	819	17,617
Progenics Pharmaceuticals Inc *	142	744

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Psychiatric Solutions Inc *	400	$10,704
RehabCare Group Inc *	108	2,343
Res-Care Inc *	547	7,773
RTI Biologics Inc *	751	3,267
Skilled Healthcare Group Inc ‘A’ *	493	3,959
Sun Healthcare Group Inc *	1,047	9,046
Sunrise Senior Living Inc	1,160	3,515
SuperGen Inc	462	1,234
Symmetry Medical Inc *	680	7,052
The Medicines Co *	388	4,272
TomoTherapy Inc	525	2,273
Triple-S Management Corp ‘B’	461	7,731
U.S. Physical Therapy Inc *	136	2,050
Universal American Corp *	585	5,511
Varian Inc *	505	25,785
ViroPharma Inc *	1,424	13,699
Vital Images Inc *	130	1,628
Volcano Corp *	299	5,029
WellCare Health Plans Inc *	957	23,590
Young Innovations Inc	35	921
ZOLL Medical Corp *	82	1,765

		512,332

Industrials - 16.5%

3D Systems Corp	105	969
A.O. Smith Corp	521	19,850
AAR Corp *	796	17,464
ABM Industries Inc	795	16,727
ACCO Brands Corp *	1,209	8,729
Aceto Corp	637	4,204
Actuant Corp ‘A’	805	12,928
Acuity Brands Inc	216	6,957
Air Transport Services Group Inc *	467	1,616
Aircastle Ltd (Bermuda)	1,043	10,086
Alamo Group Inc	127	2,007
Alaska Air Group Inc *	804	21,539
Albany International Corp ‘A’	603	11,698
Altra Holdings Inc *	567	6,345
AMERCO Inc *	196	8,989
American Commercial Lines Inc *	196	5,708
American Railcar Industries Inc	200	2,122
American Reprographics Co *	100	952
American Woodmark Corp	258	4,990
Ameron International Corp	219	15,326
Ampco-Pittsburgh Corp	92	2,446
Amrep Corp *	28	370
Apogee Enterprises Inc	627	9,418
Applied Industrial Technologies Inc	946	20,017
Argon ST Inc *	43	819
Arkansas Best Corp	601	17,994
Ascent Solar Technologies Inc *	281	2,119
Astec Industries Inc *	424	10,799
Astronics Corp *	39	367
ATC Technology Corp *	111	2,193
Atlas Air Worldwide Holdings Inc *	409	13,076
Avis Budget Group Inc *	1,003	13,400
Baldor Electric Co	845	23,102
Barnes Group Inc	1,071	18,303
Barrett Business Services Inc	167	1,767
Beacon Roofing Supply Inc *	199	3,180
Belden Inc	1,053	24,324
Blount International Inc *	559	5,294
BlueLinx Holdings Inc *	252	1,011
Bowne & Co Inc	913	7,030
Brady Corp ‘A’	1,084	31,132
Briggs & Stratton Corp	1,170	22,710
Builders FirstSource Inc *	104	453
CAI International Inc *	211	1,555
Cascade Corp	196	5,241
CDI Corp	279	3,920
Celadon Group Inc *	90	1,018
Ceradyne Inc *	574	10,521
Chart Industries Inc *	74	1,598
Chase Corp	116	1,357
China BAK Battery Inc *	816	4,039
CIRCOR International Inc	396	11,191
CLARCOR Inc	719	22,548
Clean Harbors Inc *	35	1,969
Colfax Corp *	366	3,891
Columbus McKinnon Corp *	419	6,348
Comfort Systems USA Inc	851	9,863
COMSYS IT Partners Inc *	321	2,054
Consolidated Graphics Inc *	237	5,913
Cornell Cos Inc *	276	6,193
Courier Corp	218	3,303
CRA International Inc *	52	1,419
Curtiss-Wright Corp	1,025	34,983
Deluxe Corp	509	8,704
Diamond Management & Technology Consultants Inc	7	48
Dollar Thrifty Automotive Group Inc *	514	12,639
Ducommun Inc	256	4,841
DXP Enterprises Inc *	162	1,806
Dycom Industries Inc *	869	10,689
Dynamex Inc *	62	1,012
DynCorp International Inc ‘A’ *	500	9,000
Eagle Bulk Shipping Inc	1,494	7,664
EMCOR Group Inc *	1,021	25,852
Encore Wire Corp	442	9,874
Energy Conversion Devices Inc *	192	2,223
EnergySolutions Inc	1,539	14,190
EnerSys *	932	20,616
Ennis Inc	568	9,162
EnPro Industries Inc *	477	10,904
Esterline Technologies Corp *	472	18,507
Evergreen Solar Inc *	2,160	4,147
Federal Signal Corp	1,067	7,672
First Advantage Corp ‘A’ *	272	5,046
Flow International Corp *	269	697
Forward Air Corp	326	7,547
Franklin Covey Co *	55	322
Franklin Electric Co Inc	514	14,736
FreightCar America Inc	258	6,269
Fuel Tech Inc *	120	1,344
FuelCell Energy Inc *	388	1,657
Furmanite Corp *	263	1,134
Fushi Copperweld Inc *	342	2,893
G&K Services Inc ‘A’	448	9,928
Genco Shipping & Trading Ltd	610	12,676
GeoEye Inc *	38	1,018
Gibraltar Industries Inc	630	8,360
GP Strategies Corp *	129	966
GrafTech International Ltd *	1,667	24,505
Graham Corp	107	1,664
Granite Construction Inc	685	21,194
Great Lakes Dredge & Dock Corp	61	426
Griffon Corp *	954	9,607
H&E Equipment Services Inc *	597	6,764
Heartland Express Inc	404	5,818
Heidrick & Struggles International Inc	411	9,560
Herley Industries Inc *	293	3,824
Hill International Inc *	112	795
HNI Corp	264	6,230
Horizon Lines Inc ‘A’	731	4,642
Houston Wire & Cable Co	263	2,906
Hub Group Inc ‘A’ *	425	9,711
Hurco Cos Inc *	123	2,101
ICT Group Inc *	38	399
II-VI Inc *	173	4,401
InnerWorkings Inc *	100	494
Insituform Technologies Inc ‘A’ *	868	16,613

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Insteel Industries Inc	379	$4,529
Integrated Electrical Services Inc *	123	990
Interline Brands Inc *	720	12,132
International Shipholding Corp	144	4,437
JetBlue Airways Corp *	5,916	35,378
John Bean Technologies Corp	613	11,138
K-Tron International Inc *	12	1,143
Kadant Inc *	266	3,227
Kaman Corp	77	1,692
Kaydon Corp	748	24,250
Kelly Services Inc ‘A’	506	6,224
Kforce Inc *	634	7,621
Kimball International Inc ‘B’	693	5,288
Knight Transportation Inc	260	4,363
Korn/Ferry International *	996	14,532
LaBarge Inc *	77	866
Ladish Co Inc *	378	5,719
Lawson Products Inc	87	1,515
Layne Christensen Co *	463	14,839
LB Foster Co ‘A’ *	219	6,697
Lindsay Corp	24	945
LMI Aerospace Inc *	93	933
LSI Industries Inc	407	2,707
M&F Worldwide Corp *	232	4,696
MasTec Inc *	317	3,852
McGrath RentCorp	448	9,529
Met-Pro Corp	118	1,143
Metalico Inc *	824	3,436
Miller Industries Inc *	269	2,959
Mine Safety Appliances Co	44	1,210
Mobile Mini Inc *	578	10,034
Moog Inc ‘A’ *	961	28,349
MPS Group Inc *	2,106	22,155
Mueller Industries Inc	832	19,860
Mueller Water Products Inc ‘A’	3,514	19,257
Multi-Color Corp	21	324
NACCO Industries Inc ‘A’	118	7,088
NCI Building Systems Inc *	480	1,536
Nordson Corp	502	28,157
North American Galvanizing & Coating Inc *	134	813
Northwest Pipe Co *	227	7,611
Old Dominion Freight Line Inc *	536	16,310
On Assignment Inc *	803	4,698
Orion Energy Systems Inc *	379	1,186
Otter Tail Corp	793	18,976
Pacer International Inc	860	3,320
Patriot Transportation Holding Inc *	10	755
Pike Electric Corp *	194	2,324
Polypore International Inc *	335	4,325
Portec Rail Products Inc	71	674
Power-One Inc *	1,787	3,485
PowerSecure International Inc *	266	1,803
Preformed Line Products Co	1	40
Quanex Building Products Corp	390	5,600
RBC Bearings Inc *	25	583
Regal-Beloit Corp	838	38,305
Republic Airways Holdings Inc *	651	6,074
Robbins & Myers Inc	543	12,750
Rush Enterprises Inc ‘A’ *	536	6,925
Saia Inc *	335	5,387
SatCon Technology Corp *	177	303
Sauer-Danfoss Inc	215	1,649
Schawk Inc	325	3,793
School Specialty Inc *	290	6,879
Seaboard Corp	10	13,000
Simpson Manufacturing Co Inc	186	4,698
SkyWest Inc	1,250	20,725
Spherion Corp *	1,165	7,235
Standard Parking Corp	132	2,309
Standex International Corp	297	5,889
Steelcase Inc ‘A’	1,590	9,874
Sterling Construction Co Inc *	302	5,409
Sun Hydraulics Corp	191	4,022
TAL International Group Inc	311	4,422
TBS International Ltd ‘A’ * (Bermuda)	348	3,028
Team Inc *	41	695
Tecumseh Products Co ‘A’	456	5,166
Teledyne Technologies Inc *	542	19,507
Textainer Group Holdings Ltd (Bermuda)	199	3,186
The Eastern Co	129	2,051
The Geo Group Inc *	258	5,204
The Gorman-Rupp Co	115	2,865
The Greenbrier Cos Inc	361	4,227
The Standard Register Co	99	582
Titan International Inc	850	7,565
Titan Machinery Inc *	24	300
Todd Shipyards Corp	125	2,055
Tredegar Corp	645	9,352
Trex Co Inc *	56	1,019
Trimas Corp *	137	699
Triumph Group Inc	396	19,004
TrueBlue Inc *	1,034	14,548
Tutor Perini Corp *	574	12,226
Twin Disc Inc	217	2,706
UAL Corp *	232	2,139
Ultrapetrol Bahamas Ltd * (Bahamas)	468	2,303
United Capital Corp	42	971
United Rentals Inc *	1,417	14,595
United Stationers Inc *	536	25,519
Universal Forest Products Inc	447	17,639
Universal Truckload Services Inc	127	2,097
US Airways Group Inc *	3,808	17,898
USA Truck Inc *	50	635
Valence Technology Inc	169	304
Viad Corp	401	7,984
Vicor Corp *	255	1,969
Volt Information Sciences Inc *	262	3,202
VSE Corp	30	1,170
Waste Services Inc	341	1,575
Watsco Inc	58	3,127
Watson Wyatt Worldwide Inc ‘A’	186	8,102
Watts Water Technologies Inc ‘A’	693	20,963
Werner Enterprises Inc	1,012	18,854
Willis Lease Finance Corp	103	1,408
Woodward Governor Co	254	6,162
YRC Worldwide Inc *	1,443	6,421

		1,783,174

Information Technology - 11.2%

3Com Corp *	1,694	8,860
Actel Corp *	392	4,771
ActivIdentity Corp *	664	1,839
Acxiom Corp *	266	2,516
Adaptec Inc *	2,954	9,866
ADC Telecommunications Inc *	1,832	15,279
ADTRAN Inc	306	7,512
Advanced Energy Industries Inc *	154	2,193
Agilysys Inc	331	2,181
Airvana Inc *	229	1,550
American Software Inc ‘A’	6	39
ANADIGICS Inc *	361	1,700
Anaren Inc *	68	1,156
Anixter International Inc *	596	23,906
ARRIS Group Inc *	709	9,224
ATMI Inc *	525	9,529
Avid Technology Inc *	492	6,932
Avocent Corp *	912	18,486
Bel Fuse Inc ‘B’	223	4,244
Benchmark Electronics Inc *	1,300	23,400
Black Box Corp	421	10,563

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value

Brooks Automation Inc *	1,435	$11,093
Cabot Microelectronics Corp *	465	16,210
CACI International Inc ‘A’ *	624	29,497
Callidus Software Inc *	265	798
Ceva Inc *	106	1,140
Checkpoint Systems Inc *	651	10,702
China Information Security Technology Inc *	149	825
China Security & Surveillance Technology Inc *	127	907
CIBER Inc *	1,486	5,944
Cognex Corp	715	11,712
Cogo Group Inc *	590	3,611
Coherent Inc *	506	11,800
Cohu Inc	505	6,848
Communications Systems Inc	133	1,553
Computer Task Group Inc *	116	941
CPI International Inc *	113	1,264
Cray Inc *	262	2,182
CSG Systems International Inc *	357	5,716
CTS Corp	782	7,273
Cymer Inc *	699	27,163
Daktronics Inc	141	1,208
DDi Corp *	264	1,122
Digi International Inc *	414	3,527
Digital River Inc *	182	7,338
DivX Inc *	263	1,436
Double-Take Software Inc *	76	774
DSP Group Inc *	492	4,005
Dynamics Research Corp *	187	2,435
EarthLink Inc	2,197	18,477
Echelon Corp *	242	3,115
Electro Rent Corp	388	4,470
Electro Scientific Industries Inc *	600	8,034
Electronics for Imaging Inc *	1,092	12,307
EMCORE Corp *	1,728	2,246
EMS Technologies Inc *	86	1,791
Emulex Corp *	178	1,832
Entegris Inc *	3,083	15,261
Epicor Software Corp *	1,021	6,504
ePlus Inc *	76	1,182
Euronet Worldwide Inc *	131	3,148
Exar Corp *	692	5,086
Extreme Networks Inc *	1,927	5,396
Fair Isaac Corp	1,112	23,897
FARO Technologies Inc *	36	618
FEI Co *	63	1,553
FormFactor Inc *	88	2,105
Global Cash Access Holdings Inc *	80	585
Globecomm Systems Inc *	451	3,279
GSI Technology Inc *	400	1,596
Harmonic Inc *	580	3,874
Harris Stratex Networks Inc ‘A’ *	1,408	9,856
i2 Technologies Inc *	91	1,460
ICx Technologies Inc *	108	639
Imation Corp	581	5,386
infoGROUP Inc *	337	2,362
Information Services Group Inc *	515	2,055
InfoSpace Inc *	330	2,554
Insight Enterprises Inc *	892	10,891
Integral Systems Inc *	353	2,436
Internap Network Services Corp *	1,098	3,525
Internet Brands Inc ‘A’ *	281	2,242
Internet Capital Group Inc *	328	2,742
Intevac Inc *	479	6,438
iPass Inc *	1,091	1,506
IXYS Corp	141	1,200
j2 Global Communications Inc *	80	1,841
JDA Software Group Inc *	177	3,883
Keynote Systems Inc *	135	1,273
KVH Industries Inc *	3	30
L-1 Identity Solutions Inc *	351	2,454
Lattice Semiconductor Corp *	2,286	5,144
Lawson Software Inc *	1,798	11,220
Littelfuse Inc *	482	12,648
LogMeIn Inc *	28	513
ManTech International Corp ‘A’ *	114	5,376
Marchex Inc ‘B’	200	982
MAXIMUS Inc	46	2,144
Measurement Specialties Inc *	356	3,635
MEMSIC Inc *	310	1,163
Mentor Graphics Corp *	1,976	18,397
Mercury Computer Systems Inc *	490	4,831
Methode Electronics Inc	792	6,867
Micrel Inc	627	5,110
Microtune Inc *	445	810
MKS Instruments Inc *	1,112	21,451
ModusLink Global Solutions Inc *	955	7,726
MoneyGram International Inc *	385	1,209
Monotype Imaging Holdings Inc *	469	3,944
MSC Software Corp *	1,071	9,007
MTS Systems Corp	354	10,340
Ness Technologies Inc *	945	7,456
NETGEAR Inc *	612	11,230
NetScout Systems Inc *	70	946
Network Equipment Technologies Inc *	314	2,270
Newport Corp *	788	6,903
Omniture Inc *	105	2,251
OmniVision Technologies Inc *	1,180	19,210
Online Resources Corp *	200	1,234
OpenTV Corp ‘A’ * (United Kingdom)	1,117	1,541
Openwave Systems Inc *	1,269	3,299
Oplink Communications Inc *	156	2,265
OpNext Inc *	504	1,477
OSI Systems Inc *	100	1,829
Palm Inc *	465	8,105
PAR Technology Corp *	58	370
Park Electrochemical Corp	165	4,067
PC Connection Inc *	205	1,115
PC Mall Inc *	164	1,125
PCTEL Inc *	355	2,219
Perficient Inc *	526	4,350
Pericom Semiconductor Corp *	547	5,366
Perot Systems Corp ‘A’ *	1,584	47,045
Pervasive Software Inc *	333	1,648
Photronics Inc *	1,301	6,167
Plantronics Inc	145	3,887
Plexus Corp *	587	15,462
Polycom Inc *	1,189	31,806
Powerwave Technologies Inc *	3,264	5,222
Quest Software Inc *	1,295	21,821
RealNetworks Inc *	1,019	3,791
RF Micro Devices Inc *	512	2,780
Rimage Corp *	203	3,469
Rofin-Sinar Technologies Inc *	368	8,449
Rogers Corp *	295	8,841
Rudolph Technologies Inc *	410	3,034
ScanSource Inc *	575	16,284
SeaChange International Inc *	416	3,120
Semitool Inc *	480	4,056
Sigma Designs Inc *	193	2,804
Silicon Graphics International Corp *	668	4,482
Silicon Image Inc *	1,775	4,313
Silicon Storage Technology Inc *	1,720	4,162
SMART Modular Technologies Inc * (Cayman)	794	3,779
SonicWALL Inc *	1,125	9,450
Sonus Networks Inc *	4,589	9,729
Spectrum Control Inc	272	2,309
SRA International Inc ‘A’ *	661	14,271
Standard Microsystems Corp *	352	8,170
StarTek Inc *	212	1,840
Super Micro Computer Inc *	159	1,345

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
support.com Inc	1,001	$2,402
Sycamore Networks Inc	4,260	12,865
Symmetricom Inc *	943	4,885
Symyx Technologies Inc *	152	1,006
Synchronoss Technologies Inc	51	636
SYNNEX Corp *	369	11,247
Take-Two Interactive Software Inc *	1,644	18,429
Technitrol Inc	907	8,353
TechTarget Inc	252	1,436
Techwell Inc	32	351
Tekelec *	1,048	17,219
The Hackett Group Inc *	418	1,212
THQ Inc *	444	3,037
TIBCO Software Inc *	2,639	25,044
Tier Technologies Inc ‘B’	182	1,543
Trident Microsystems Inc *	1,431	3,706
TriQuint Semiconductor Inc *	1,526	11,781
TTM Technologies Inc *	960	11,011
Unisys Corp *	7,950	21,227
United Online Inc	1,883	15,139
UTStarcom Inc	2,448	5,116
VASCO Data Security International Inc	128	950
Veeco Instruments Inc *	339	7,906
Virage Logic Corp	324	1,688
Virtusa Corp *	74	702
Web.com Group Inc *	655	4,644
White Electronic Designs Corp	497	2,296
X-Rite Inc	564	1,134
Zoran Corp *	326	3,756
Zygo Corp	323	2,190

		1,213,491

Materials - 6.3%

A. Schulman Inc	562	11,201
A.M. Castle & Co	360	3,578
AEP Industries Inc *	18	718
Allied Nevada Gold Corp *	206	2,017
AMCOL International Corp	401	9,179
American Vanguard Corp	370	3,075
Ampal American Israel Corp ‘A’ *	316	641
Arch Chemicals Inc	469	14,065
Boise Inc *	414	2,186
Brush Engineered Materials Inc *	448	10,958
Buckeye Technologies Inc *	896	9,614
Bway Holding Co *	147	2,721
Century Aluminum Co *	1,083	10,126
China Precision Steel Inc *	671	1,825
Clearwater Paper Corp *	239	9,878
Coeur d’Alene Mines Corp *	1,758	36,039
Deltic Timber Corp	52	2,380
Domtar Corp *	947	33,353
Ferro Corp	1,045	9,300
General Moly Inc *	1,378	4,341
General Steel Holdings Inc *	217	844
GenTek Inc *	168	6,391
Glatfelter	1,008	11,572
Graphic Packaging Holding Co *	2,414	5,576
H.B. Fuller Co	1,143	23,889
Hawkins Inc	9	210
Haynes International Inc *	282	8,973
Headwaters Inc *	1,240	4,799
Hecla Mining Co *	5,111	22,437
Horsehead Holding Corp *	976	11,439
ICO Inc *	597	2,788
Innophos Holdings Inc	405	7,492
Innospec Inc	521	7,685
Kaiser Aluminum Corp	342	12,435
KapStone Paper & Packaging Corp *	514	4,184
Koppers Holdings Inc	163	4,833
Louisiana-Pacific Corp *	2,439	16,268
Minerals Technologies Inc	422	20,070
Myers Industries Inc	689	7,421
Neenah Paper Inc	317	3,731
Olin Corp	1,652	28,811
Olympic Steel Inc	222	6,369
OM Group Inc *	707	21,486
Paramount Gold and Silver Corp	264	362
PolyOne Corp *	1,801	12,013
Quaker Chemical Corp	272	5,965
Rock-Tenn Co ‘A’	104	4,899
Rockwood Holdings Inc *	1,113	22,894
RTI International Metals Inc *	713	17,761
Schweitzer-Mauduit International Inc	360	19,570
Sensient Technologies Corp	1,101	30,575
ShengdaTech Inc *	560	3,562
Silgan Holdings Inc	289	15,239
Solutia Inc *	2,713	31,417
Spartech Corp	710	7,647
Stepan Co	22	1,322
Stillwater Mining Co	764	5,134
Sutor Technology Group Ltd	169	534
Texas Industries Inc	535	22,465
U.S. Concrete Inc	721	1,247
United States Lime & Minerals Inc	9	323
Universal Stainless & Alloy	146	2,664
US Gold Corp	1,965	5,679
W.R. Grace & Co *	1,189	25,849
Wausau Paper Corp	589	5,890
Westlake Chemical Corp	428	11,000
Worthington Industries Inc	147	2,043
Zoltek Cos Inc	655	6,877

		679,829

Telecommunication Services - 0.6%

Atlantic Tele-Network Inc	214	11,432
Cincinnati Bell Inc *	3,927	13,744
Consolidated Communications Holdings Inc	294	4,707
D&E Communications Inc	312	3,585
FairPoint Communications Inc	628	257
General Communication Inc ‘A’ *	391	2,682
Global Crossing Ltd * (Bermuda)	119	1,702
Ibasis Inc *	595	1,261
Iowa Telecommunications Services Inc	686	8,644
iPCS Inc *	29	505
Premiere Global Services Inc *	301	2,501
SureWest Communications	309	3,838
Syniverse Holdings Inc *	289	5,058
USA Mobility Inc	89	1,146
Virgin Mobile USA Inc ‘A’	517	2,585

		63,647

Utilities - 5.9%

ALLETE Inc	693	23,264
American States Water Co	421	15,232
Artesian Resources Corp ‘A’	135	2,271
Avista Corp	1,260	25,477
Black Hills Corp	917	23,081
California Water Service Group	420	16,355
Central Vermont Public Service Corp	290	5,597
CH Energy Group Inc	351	15,553
Chesapeake Utilities Corp	148	4,587
Cleco Corp	1,368	34,309
Connecticut Water Service Inc	172	3,851
Consolidated Water Co Inc (Cayman)	232	3,789
El Paso Electric Co *	1,062	18,766
Florida Public Utilities Co	133	1,616
IDACORP Inc	1,066	30,690
MGE Energy Inc	516	18,824
Middlesex Water Co	291	4,388
New Jersey Resources Corp	830	30,137

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Nicor Inc	1,057	$38,676
Northwest Natural Gas Co	605	25,204
NorthWestern Corp	826	20,179
Pennichuck Corp	74	1,610
Piedmont Natural Gas Co Inc	1,612	38,591
PNM Resources Inc	2,045	23,886
Portland General Electric Co	1,760	34,707
SJW Corp	279	6,375
South Jersey Industries Inc	623	21,992
Southwest Gas Corp	1,008	25,785
Southwest Water Co	661	3,252
The Empire District Electric Co	794	14,363
The Laclede Group Inc	528	16,980
UIL Holdings Corp	654	17,259
UniSource Energy Corp	839	25,799
Unitil Corp	260	5,837
US Geothermal Inc	297	463
WGL Holdings Inc	1,172	38,840
York Water Co	152	2,107

		639,692

Total Common Stocks
(Cost $8,944,198)		10,649,960

CLOSED-END MUTUAL FUND - 0.0%

Kayne Anderson Energy Development Co	264	3,493

Total Closed-End Mutual Fund
(Cost $3,253)		3,493

EXCHANGE-TRADED FUND - 0.7%

iShares Russell 2000 Value Index Fund	1,300	73,489

Total Exchange-Traded Fund
(Cost $73,344)		73,489

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $114,000; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $120,600)	$114,000	114,000

Total Short-Term Investment
(Cost $114,000)		114,000

TOTAL INVESTMENTS - 100.4%
(Cost $9,134,795)		10,840,942

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(44,672)

NET ASSETS - 100.0%		$10,796,270

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

France - 0.0%

BNP Paribas Exp. 10/13/09 *	1,544	$3,344

Total Rights
(Cost $0)		3,344

PREFERRED STOCKS - 0.2%

Germany - 0.2%

Fresenius SE +	221	12,906
Porsche Automobil Holding SE +	208	16,328

		29,234

Total Preferred Stocks
(Cost $25,914)		29,234

COMMON STOCKS - 97.7%

Australia - 7.0%

AMP Ltd +	6,579	37,718
Australia & New Zealand Banking Group Ltd +	2,187	46,847
BHP Billiton Ltd ADR	3,200	211,232
Brambles Ltd +	3,716	26,413
Commonwealth Bank of Australia +	3,271	148,590
CSL Ltd +	1,045	30,795
Foster’s Group Ltd +	7,147	34,965
Insurance Australia Group Ltd +	7,819	25,992
Macquarie Group Ltd +	854	44,092
National Australia Bank Ltd +	2,934	79,395
Newcrest Mining Ltd +	1,139	32,055
Orica Ltd +	1,343	27,751
Origin Energy Ltd +	2,145	30,814
QBE Insurance Group Ltd +	1,651	34,909
Rio Tinto Ltd +	1,946	101,135
Santos Ltd +	2,092	27,991
Suncorp-Metway Ltd +	4,275	33,369
Telstra Corp Ltd +	9,425	27,144
Wesfarmers Ltd +	2,974	69,307
Westpac Banking Corp ADR	1,400	161,616
Woodside Petroleum Ltd +	1,486	68,171
Woolworths Ltd +	2,433	62,711

		1,363,012

Belgium - 0.6%

Anheuser-Busch InBev NV +	2,348	107,698

Bermuda - 0.3%

Esprit Holdings Ltd +	3,500	23,452
Li & Fung Ltd +	8,000	32,052

		55,504

Canada - 8.3%

Agnico-Eagle Mines Ltd (TSE)	300	20,290
Agrium Inc	473	23,644
Bank of Montreal	900	45,536
Bank of Nova Scotia	1,800	82,161
Barrick Gold Corp	1,700	64,370
BCE Inc	450	11,092
Bombardier Inc ‘B’	3,600	16,711
Cameco Corp	450	12,487
Canadian Imperial Bank of Commerce	700	42,687
Canadian National Railway Co (TSE)	750	36,938
Canadian Natural Resources Ltd	1,000	67,529
Canadian Pacific Railway Ltd	300	14,038
Canadian Tire Corp Ltd ‘A’	200	10,790
Crescent Point Energy Corp	500	16,906
Eldorado Gold Corp	1,200	13,629
Enbridge Inc	750	29,120
EnCana Corp	1,284	74,355
Fairfax Financial Holdings Ltd	100	37,148
First Quantum Minerals Ltd	200	13,076
Fortis Inc	600	13,999
George Weston Ltd	100	5,206
Goldcorp Inc	1,450	58,209
Great-West Lifeco Inc	600	14,884
Husky Energy Inc	400	11,260
IAMGOLD Corp	800	11,305
IGM Financial Inc	400	15,863
Imperial Oil Ltd	620	23,598
Kinross Gold Corp	1,400	30,507
Loblaw Cos Ltd	400	11,806
Magna International Inc ‘A’	300	12,786
Manulife Financial Corp	3,050	64,097
National Bank of Canada	500	27,806
Nexen Inc	1,000	22,734
Potash Corp of Saskatchewan Inc (TSE)	500	45,356
Research In Motion Ltd (TSE) *	840	56,787
Rogers Communications Inc ‘B’	800	22,588
Royal Bank of Canada	2,500	134,381
Saputo Inc	500	11,736
Shaw Communications Inc ‘B’	700	12,671
Shoppers Drug Mart Corp	350	14,364
Sino-Forest Corp *	800	12,635
SNC-Lavalin Group Inc	325	14,677
Sun Life Financial Inc	1,000	31,336
Suncor Energy Inc	1,462	51,071
Talisman Energy Inc	2,550	44,372
The Teck Resources Ltd ‘B’ *	850	23,420
The Toronto-Dominion Bank	1,500	97,021
Thomson Reuters Corp	400	13,412
TransAlta Corp	700	14,279
TransCanada Corp	950	29,610
Yamana Gold Inc	1,200	12,912

		1,599,195

Denmark - 0.5%

Novo Nordisk AS ADR	800	50,360
Vestas Wind Systems AS * +	565	41,184

		91,544

Finland - 1.2%

Fortum Oyj +	1,155	29,679
Nokia Oyj ADR	13,900	203,218

		232,897

France - 9.4%

Accor SA +	566	31,591
Air Liquide SA +	553	63,012
Alcatel-Lucent * +	7,480	33,692
Alstom SA +	400	29,293
AXA SA +	1,403	38,084
AXA SA ADR	1,300	35,165
BNP Paribas +	1,544	123,909
Bouygues SA +	589	30,096
Cap Gemini SA +	355	18,657
Carrefour SA +	1,435	65,329
Cie de Saint-Gobain +	749	39,139
Cie Generale d’Optique Essilor International SA +	235	13,419
Compagnie Generale des Etablissements Michelin +	412	32,443
Credit Agricole SA +	1,860	39,050
Danone SA +	603	36,475

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Electricite de France +	523	$31,131
France Telecom +	1,083	28,880
France Telecom ADR	2,900	78,068
GDF Suez +	1,400	62,332
Hermes International +	170	25,154
L’Oreal SA +	362	36,054
LVMH Moet Hennessy Louis Vuitton SA +	667	67,273
Pernod-Ricard SA +	754	60,100
Renault SA * +	540	25,369
Sanofi-Aventis SA +	2,091	154,202
Schneider Electric SA +	673	68,475
Societe Generale +	1,440	116,477
Total SA +	2,696	160,249
Vallourec SA +	172	29,276
Veolia Environnement +	857	32,954
Vinci SA +	1,095	62,185
Vivendi +	4,794	148,989

		1,816,522

Germany - 6.6%

Adidas AG +	342	18,073
Allianz SE +	757	94,439
BASF SE +	1,484	78,570
Bayer AG +	977	67,626
Bayerische Motoren Werke AG +	657	31,627
Beiersdorf AG +	260	15,227
Commerzbank AG * +	1,573	19,897
Daimler AG (NYSE)	2,000	100,620
Deutsche Bank AG	1,000	76,770
Deutsche Boerse AG +	270	22,026
Deutsche Post AG +	2,845	53,002
Deutsche Telekom AG ADR	5,200	71,032
E.ON AG +	2,328	98,533
Fresenius Medical Care AG & Co KGaA +	319	15,867
Fresenius Medical Care AG & Co KGaA ADR	300	14,922
Henkel AG & Co KGaA +	111	4,026
Infineon Technologies AG * +	3,031	17,036
K+S AG +	341	18,568
Linde AG +	190	20,576
MAN SE +	209	17,167
Merck KGaA +	142	14,092
Metro AG +	225	12,706
Muenchener Rueckversicherungs AG +	377	60,087
RWE AG +	684	63,444
Salzgitter AG +	126	12,033
SAP AG +	297	14,402
SAP AG ADR	1,800	87,966
Siemens AG ADR	100	9,296
Siemens AG +	1,342	123,572
ThyssenKrupp AG +	529	18,092

		1,271,294

Greece - 0.4%

National Bank of Greece SA * +	2,138	77,162

Hong Kong - 2.1%

BOC Hong Kong Holdings Ltd +	13,500	29,482
Cheung Kong Holdings Ltd +	3,000	37,927
CLP Holdings Ltd +	5,500	37,291
Hang Lung Properties Ltd +	8,000	29,290
Hang Seng Bank Ltd +	2,200	31,585
Henderson Land Development Co Ltd +	4,000	26,198
Hong Kong & China Gas Co Ltd +	13,000	32,764
Hong Kong Exchanges & Clearing Ltd +	3,300	59,537
Hongkong Electric Holdings Ltd +	4,500	24,657
Hutchison Whampoa Ltd +	7,000	50,341
Sun Hung Kai Properties Ltd +	4,000	58,754

		417,826

Ireland - 0.2%

CRH PLC ADR	1,600	44,384

Italy - 2.9%

Assicurazioni Generali SPA +	1,526	41,896
Enel SPA +	11,791	74,998
ENI SPA +	1,064	26,588
ENI SPA ADR	1,800	89,730
Fiat SPA * +	2,534	32,691
Intesa Sanpaolo SPA * +	20,208	89,661
Saipem SPA +	903	27,273
Telecom Italia SPA +	19,059	33,512
UniCredit SPA * +	31,821	124,893
Unione di Banche Italiane SCPA +	1,840	28,305

		569,547

Japan - 20.7%

Advantest Corp	429	11,737
Aeon Co Ltd +	1,400	13,352
Aisin Seiki Co Ltd +	600	14,573
Ajinomoto Co Inc +	2,000	20,031
Asahi Breweries Ltd +	1,100	20,089
Asahi Glass Co Ltd +	2,000	16,120
Asahi Kasei Corp +	3,000	15,238
Astellas Pharma Inc +	1,000	41,004
Benesse Corp +	300	14,684
Bridgestone Corp +	900	16,096
Canon Inc ADR	3,000	119,970
Central Japan Railway Co +	4	28,773
Chubu Electric Power Co Inc +	1,900	46,078
Chugai Pharmaceutical Co Ltd +	600	12,388
Chuo Mitsui Trust Holdings Inc +	6,000	22,136
Dai Nippon Printing Co Ltd +	2,000	27,423
Daiichi Sankyo Co Ltd +	1,300	26,803
Daikin Industries Ltd +	800	28,660
Daito Trust Construction Co Ltd +	300	13,079
Daiwa House Industry Co Ltd +	1,000	10,456
Daiwa Securities Group Inc +	7,000	35,961
Denso Corp +	900	26,394
Dentsu Inc +	600	13,948
East Japan Railway Co +	600	43,259
Eisai Co Ltd +	900	33,795
Electric Power Development Co Ltd +	400	12,664
FANUC Ltd +	600	53,587
Fast Retailing Co Ltd +	100	12,631
FUJIFILM Holdings Corp +	1,200	35,834
Fujitsu Ltd +	3,000	19,567
Fukuoka Financial Group Inc +	3,000	12,417
Hankyu Hanshin Holdings Inc +	3,000	14,374
Hirose Electric Co Ltd +	100	11,249
Hisamitsu Pharmaceutical Co Inc +	300	12,160
Hitachi Ltd ADR *	1,200	36,696
Hokkaido Electric Power Co Inc +	600	12,467
Hokuhoku Financial Group Inc +	5,000	11,658
Hokuriku Electric Power Co +	600	15,259
Honda Motor Co Ltd ADR	4,400	133,364
HOYA Corp +	1,300	30,628
INPEX Corp +	2	16,967
Isetan Mitsukoshi Holdings Ltd +	1,300	14,893
ITOCHU Corp +	4,000	26,375
J Front Retailing Co Ltd +	2,000	12,006
Japan Tobacco Inc +	7	23,932
JFE Holdings Inc +	800	27,356
JS Group Corp +	800	13,989
Kao Corp +	1,000	24,692
KDDI Corp +	5	28,130
Keihin Electric Express Railway Co Ltd +	2,000	16,946
Keio Corp +	2,000	13,650

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Keyence Corp +	100	$21,305
Kintetsu Corp +	4,000	15,479
Kirin Holdings Co Ltd +	2,000	30,632
Kobe Steel Ltd +	8,000	13,915
Komatsu Ltd +	1,100	20,527
Konica Minolta Holdings Inc +	1,500	14,156
Kubota Corp ADR	600	24,834
Kurita Water Industries Ltd +	500	17,899
Kyocera Corp ADR	300	27,528
Kyowa Hakko Kirin Co Ltd +	1,000	12,635
Kyushu Electric Power Co Inc +	900	20,389
Makita Corp	200	6,244
Marubeni Corp +	5,000	25,113
MEIJI Holdings Co Ltd +	300	12,730
Mitsubishi Chemical Holdings Corp +	3,500	14,501
Mitsubishi Corp +	2,100	42,236
Mitsubishi Electric Corp * +	3,000	22,668
Mitsubishi Estate Co Ltd +	3,000	46,931
Mitsubishi Heavy Industries Ltd +	4,000	15,097
Mitsubishi Motors Corp +	10,000	16,449
Mitsubishi Tanabe Pharma Corp +	1,000	13,304
Mitsubishi UFJ Financial Group Inc +	6,000	32,065
Mitsubishi UFJ Financial Group Inc ADR	12,800	68,352
Mitsui & Co Ltd ADR	200	52,088
Mitsui Fudosan Co Ltd +	2,000	33,677
Mitsui Sumitomo Insurance Group Holdings Inc +	800	21,915
Mizuho Financial Group Inc ADR	6,400	25,216
Mizuho Securities Co Ltd +	4,000	14,501
Murata Manufacturing Co Ltd +	500	23,608
NEC Corp +	3,000	9,388
Nidec Corp ADR	700	14,231
Nikon Corp +	1,000	18,214
Nintendo Co Ltd +	300	76,503
Nippon Express Co Ltd +	3,000	12,177
Nippon Mining Holdings Inc +	3,000	14,701
Nippon Oil Corp +	2,000	11,191
Nippon Steel Corp +	8,000	29,123
Nippon Telegraph & Telephone Corp ADR	2,300	52,969
Nippon Yusen KK +	3,000	11,553
Nissan Motor Co Ltd * +	2,700	18,195
Nitori Co Ltd +	150	12,763
Nitto Denko Corp +	500	15,278
Nomura Holdings Inc ADR	5,100	31,212
NTT DoCoMo Inc ADR	4,100	65,026
Odakyu Electric Railway Co Ltd +	2,000	18,055
OJI Paper Co Ltd +	3,000	13,505
Olympus Corp +	600	15,837
Omron Corp +	800	15,031
Ono Pharmaceutical Co Ltd +	300	15,582
Oriental Land Co Ltd +	200	14,072
Osaka Gas Co Ltd +	5,000	17,509
Panasonic Corp ADR	4,600	67,160
Resona Holdings Inc +	1,700	21,788
Ricoh Co Ltd +	1,000	14,524
Rohm Co Ltd +	300	20,901
Secom Co Ltd +	500	25,117
Sekisui House Ltd +	1,000	9,003
Seven & I Holdings Co Ltd +	1,600	38,187
Sharp Corp +	3,000	33,285
Shikoku Electric Power Co Inc +	500	15,248
Shimano Inc +	300	12,903
Shin-Etsu Chemical Co Ltd +	800	49,079
Shionogi & Co Ltd +	1,000	23,655
Shiseido Co Ltd +	1,000	17,413
SMC Corp +	200	24,501
Softbank Corp +	700	15,343
Sompo Japan Insurance Inc +	3,000	20,075
Sony Corp ADR	2,400	70,080
Sumitomo Chemical Co Ltd +	3,000	12,456
Sumitomo Corp +	2,800	28,727
Sumitomo Electric Industries Ltd +	1,200	15,669
Sumitomo Metal Industries Ltd +	7,000	17,152
Sumitomo Metal Mining Co Ltd +	1,000	16,334
Sumitomo Mitsui Financial Group Inc +	2,000	69,325
Sumitomo Realty & Development Co Ltd +	1,000	18,216
Suzuki Motor Corp +	600	13,955
T&D Holdings Inc +	450	12,127
Takeda Pharmaceutical Co Ltd +	1,400	58,235
TDK Corp +	300	17,284
Terumo Corp +	400	21,938
The Bank of Yokohama Ltd +	3,000	14,653
The Chiba Bank Ltd +	2,000	12,344
The Chugoku Electric Power Co Inc +	800	17,579
The Japan Steel Works Ltd +	1,000	11,457
The Kansai Electric Power Co Inc +	2,100	50,688
The Shizuoka Bank Ltd +	2,000	21,047
The Sumitomo Trust & Banking Co Ltd +	3,000	15,851
The Tokyo Electric Power Co Inc +	700	18,341
Tobu Railway Co Ltd +	2,000	12,206
Tohoku Electric Power Co Inc +	1,000	22,258
Tokio Marine Holdings Inc +	1,700	48,982
Tokyo Electron Ltd +	500	31,795
Tokyo Gas Co Ltd +	6,000	24,891
Tokyu Corp +	3,000	14,383
Toppan Printing Co Ltd +	2,000	18,879
Toray Industries Inc +	3,000	18,136
Toshiba Corp * +	6,000	31,405
Toyota Motor Corp ADR	2,800	219,996
Toyota Tsusho Corp +	800	12,025
Trend Micro Inc +	500	18,552
West Japan Railway Co +	4	15,138
Yahoo! Japan Corp +	42	14,230
Yamada Denki Co Ltd +	230	15,517
Yamato Holdings Co Ltd +	1,000	16,409

		4,000,089

Luxembourg - 0.4%

ArcelorMittal (NYSE)	1,600	59,424
Tenaris SA ADR	800	28,496

		87,920

Netherlands - 2.5%

Aegon *	3,200	27,072
Akzo Nobel +	523	32,505
ASML Holding NV ’NY’	1,100	32,527
Heineken NV +	697	32,316
ING Groep ADR	3,650	65,080
Koninklijke Ahold NV +	1,943	23,452
Koninklijke KPN NV +	4,094	68,009
Koninklijke Philips Electronics NV +	1,335	32,566
Koninklijke Philips Electronics NV ’NY’	1,800	43,848
QIAGEN * +	657	13,921
Reed Elsevier ADR	1,100	24,860
TNT NV +	1,129	30,337
Unilever NV ’NY’	1,150	33,189
Unilever NV CVA +	1,021	29,543

		489,225

New Zealand - 0.1%

Telecom Corp of New Zealand Ltd	1,300	12,454

Norway - 0.6%

DnB NOR ASA * +	2,800	32,602
Orkla ASA +	3,200	30,193
StatoilHydro ASA ADR	2,200	49,588
Telenor ASA * +	1,000	11,603

		123,986

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Singapore - 1.0%

DBS Group Holdings Ltd +	5,000	$46,932
Oversea-Chinese Banking Corp Ltd +	8,000	44,371
Singapore Telecommunications Ltd +	23,000	52,852
United Overseas Bank Ltd +	4,000	47,439

		191,594

Spain - 4.2%

ACS Actividades de Construccion y Servicios SA +	472	24,668
Banco Bilbao Vizcaya Argentaria SA ADR	7,300	130,232
Banco Popular Espanol SA +	2,745	27,613
Banco Santander SA +	3,109	50,224
Banco Santander SA ADR	10,750	173,612
Iberdrola SA +	8,781	86,386
Inditex SA +	557	32,029
Repsol YPF SA ADR	2,400	65,184
Telefonica SA ADR	2,600	215,566

		805,514

Sweden - 2.6%

Atlas Copco AB +	2,067	26,648
Hennes & Mauritz AB +	1,046	58,794
Nordea Bank AB +	11,023	111,429
Sandvik AB +	2,952	32,588
Skandinaviska Enskilda Banken AB * +	3,693	25,015
SKF AB +	1,637	25,747
Svenska Cellulosa AB +	1,918	26,055
Svenska Handelsbanken AB ‘A’ +	1,264	32,358
Telefonaktiebolaget LM Ericsson ‘B’ +	6,909	69,545
Telefonaktiebolaget LM Ericsson ADR	2,600	26,052
TeliaSonera AB +	5,296	34,844
Volvo AB +	3,037	28,164

		497,239

Switzerland - 7.0%

ABB Ltd ADR *	4,600	92,184
Adecco SA +	253	13,474
Compagnie Financiere Richemont SA ‘A’ +	876	24,799
Credit Suisse Group AG ADR	2,100	116,865
Geberit AG +	164	25,245
Givaudan SA +	33	24,761
Holcim Ltd * +	565	38,849
Julius Baer Holding AG +	584	29,291
Nestle SA +	5,919	252,686
Novartis AG +	562	28,230
Novartis AG ADR	3,800	191,444
Roche Holding AG +	1,190	192,409
Swiss Reinsurance Co +	618	28,021
Swisscom AG +	78	27,935
Syngenta AG +	103	23,670
Syngenta AG ADR	700	32,165
The Swatch Group AG +	55	12,988
UBS AG	5,700	104,367
Zurich Financial Services AG +	392	93,471

		1,352,854

United Kingdom - 19.0%

Admiral Group PLC +	690	12,779
AMEC PLC +	751	9,097
Anglo American PLC * +	2,621	83,637
Antofagasta PLC +	751	9,135
Associated British Foods PLC +	941	12,765
AstraZeneca PLC ADR	2,800	125,860
Autonomy Corp PLC * +	504	13,160
Aviva PLC +	4,468	32,120
BAE Systems PLC +	4,659	26,064
Barclays PLC * +	12,691	75,211
Barclays PLC ADR	2,100	49,644
BG Group PLC +	6,614	115,275
BHP Billiton PLC +	3,473	95,113
BHP Billiton PLC ADR	300	16,530
BP PLC ADR	5,875	312,726
British American Tobacco PLC ADR	1,400	88,550
British Sky Broadcasting Group PLC ADR	725	26,484
BT Group PLC ADR	1,650	34,337
Burberry Group PLC +	1,581	12,752
Cable & Wireless PLC +	5,487	12,615
Cairn Energy PLC * +	312	13,945
Carnival PLC ADR	375	12,934
Centrica PLC +	6,728	27,098
Compass Group PLC +	4,815	29,494
Diageo PLC ADR	1,100	67,639
Eurasian Natural Resources Corp +	434	6,100
Experian PLC +	1,885	15,917
G4S PLC +	3,602	12,738
GlaxoSmithKline PLC ADR	4,850	191,623
Home Retail Group PLC +	2,547	11,094
HSBC Holdings PLC (LI) +	4,261	48,791
HSBC Holdings PLC ADR	3,300	189,255
ICAP PLC +	1,643	11,136
Imperial Tobacco Group PLC +	1,780	51,567
Inmarsat PLC +	1,411	12,470
International Power PLC +	3,421	15,827
Invensys PLC +	2,790	13,025
Investec PLC +	821	6,027
J. Sainsbury PLC +	2,489	12,954
Johnson Matthey PLC +	667	14,864
Kazakhmys PLC +	806	13,813
Kingfisher PLC +	4,358	14,863
Legal & General Group PLC +	12,064	17,014
Lloyds Banking Group PLC * +	26,998	44,839
Logica PLC +	5,968	12,452
Lonmin PLC * +	523	14,005
Man Group PLC +	3,434	18,237
Marks & Spencer Group PLC +	4,919	28,523
National Grid PLC +	1,259	12,184
National Grid PLC ADR	450	21,938
Next PLC +	537	15,410
Old Mutual PLC +	17,034	27,300
Pearson PLC ADR	1,700	21,131
Prudential PLC +	7,136	68,776
Reckitt Benckiser Group PLC +	1,065	52,140
Reed Elsevier PLC ADR	300	9,024
Rexam PLC +	2,869	12,009
Rio Tinto PLC +	309	13,135
Rio Tinto PLC ADR	600	102,174
Rolls-Royce Group PLC * +	4,941	37,284
Royal Bank of Scotland Group PLC * +	41,292	34,968
Royal Dutch Shell PLC ‘B’ +	1,037	28,807
Royal Dutch Shell PLC ADR	5,200	290,004
RSA Insurance Group PLC +	6,388	13,690
SABMiller PLC +	1,706	41,222
Scottish & Southern Energy PLC +	1,861	34,980
Serco Group PLC +	1,638	13,247
Shire Ltd ADR	225	11,765
Smith & Nephew PLC ADR	300	13,533
Smiths Group PLC +	1,054	15,012
Standard Chartered PLC +	3,780	93,371
Standard Life PLC +	4,397	15,433
Tesco PLC +	13,814	88,432
The Capita Group PLC +	1,239	14,332
The Sage Group PLC +	4,410	16,494
Tullow Oil PLC +	2,532	45,812
Unilever PLC ADR	2,375	68,115
United Utilities Group PLC +	1,443	10,551
Vedanta Resources PLC +	445	13,544
Vodafone Group PLC ADR	9,000	202,500
Whitbread PLC +	614	11,967
WM Morrison Supermarkets PLC +	5,937	26,391

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Wolseley PLC * +	541	$13,082
WPP PLC ADR	600	25,782
Xstrata PLC * +	3,461	51,041

		3,678,678

United States - 0.1%

Tim Hortons Inc	400	11,372

Total Common Stocks
(Cost $16,111,250)		18,897,510

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $491,000; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $502,500)	$491,000	491,000

Total Short-Term Investment
(Cost $491,000)		491,000

TOTAL INVESTMENTS - 100.4%
(Cost $16,628,164)		19,421,088

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(79,335)

NET ASSETS - 100.0%		$19,341,753

Notes to Schedule of Investments

(a)	As of September 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	26.1%
Industrials	10.3%
Materials	9.7%
Energy	9.4%
Consumer Discretionary	9.3%
Consumer Staples	8.4%
Health Care	7.4%
Information Technology	6.3%
Telecommunication Services	5.8%
Utilities	5.2%
Short-Term Investment	2.5%

100.4%
Other Assets & Liabilities, Net	(0.4%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $11,649,338 or 60.2% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 4.4%

Brazil - 4.4%

Cia Energetica de Minas Gerais	2,900	$44,197
Itau Unibanco Holding SA ADR	9,900	199,485
Petroleo Brasileiro SA ADR	8,100	318,411
Usinas Siderurgicas de Minas Gerais SA ADR	1,100	29,003
Vale SA ADR	5,398	110,713

		701,809

Total Preferred Stocks
(Cost $484,740)		701,809

COMMON STOCKS - 92.9%

Brazil - 8.2%

Banco Bradesco SA	8,300	136,569
Banco Bradesco SA ADR	6,900	137,241
Banco do Brasil SA	4,900	86,378
BM&F BOVESPA SA	6,400	47,180
BRF - Brasil Foods SA ADR *	1,100	58,575
Cia de Bebidas das Americas ADR	1,050	86,373
Cia Siderurgica Nacional SA ADR	1,750	53,550
Embraer - Empresa Brasileira de Aeronautica SA ADR *	2,500	57,350
Gerdau SA ADR	6,300	84,672
OGX Petroleo e Gas Participacoes SA	100	76,484
Petroleo Brasileiro SA ADR	6,500	298,350
Ultrapar Participacoes SA ADR	800	32,136
Vale SA ADR	6,950	160,753

		1,315,611

Cayman - 0.4%

Tencent Holdings Ltd +	3,800	61,673

Chile - 2.1%

Banco de Chile ADR	1,135	53,912
Banco Santander Chile ADR	1,100	63,294
Empresa Nacional de Electricidad SA ADR	1,700	79,679
Empresas COPEC SA	4,084	52,522
Enersis SA ADR	1,800	33,210
Lan Airlines SA ADR	4,400	57,992

		340,609

China - 6.2%

Aluminum Corp of China Ltd ADR	2,300	62,997
Bank of China Ltd +	170,000	89,181
Bank of Communications Co Ltd +	45,000	54,559
China Coal Energy Co +	4,000	5,193
China Communications Construction Co Ltd +	8,000	8,609
China Construction Bank Corp +	113,000	89,885
China Life Insurance Co Ltd ADR	2,850	187,273
China Merchants Bank Co Ltd ‘H’ +	10,000	22,196
China Petroleum & Chemical Corp ADR	1,400	119,210
China Shenhua Energy Co Ltd ‘H’ +	11,500	49,846
China Telecom Corp Ltd ADR	1,100	52,030
Industrial & Commercial Bank of China +	150,000	112,497
PetroChina Co Ltd ADR	850	96,688
Ping An Insurance Group Co of China Ltd +	5,000	39,486

		989,650

Czech Republic - 0.8%

CEZ AS +	720	38,664
Komercni Banka AS +	225	45,051
Telefonica O2 Czech Republic AS +	1,470	36,487

		120,202

Hong Kong - 4.5%

China Mobile Ltd ADR	7,350	360,958
China Overseas Land & Investment Ltd +	26,000	55,961
China Resources Power Holdings Co Ltd +	10,000	23,158
China Unicom Hong Kong Ltd ADR	7,600	108,224
CNOOC Ltd ADR	1,300	176,059

		724,360

Hungary - 1.0%

MOL Hungarian Oil and Gas NyRt +	390	32,751
OTP Bank PLC * +	4,369	125,799

		158,550

India - 10.0%

ICICI Bank Ltd ADR	9,200	354,752
Infosys Technologies Ltd ADR	15,000	727,350
Reliance Industries Ltd GDR (LI) + ~	1,546	142,514
Reliance Industries Ltd GDR (OTC) * ~	2,486	228,961
Sterlite Industries India Ltd ADR	8,800	140,536

		1,594,113

Indonesia - 2.8%

P.T. Astra International Tbk +	33,500	114,900
P.T. Bank Central Asia Tbk +	156,000	74,277
P.T. Bank Mandiri Tbk +	100,000	48,318
P.T. Bank Rakyat Indonesia Tbk +	88,000	67,859
P.T. Telekomunikasi Indonesia Tbk ADR	4,000	142,800

		448,154

Israel - 3.4%

NICE Systems Ltd ADR *	1,000	30,440
Teva Pharmaceutical Industries Ltd ADR	10,170	514,195

		544,635

Malaysia - 5.5%

British American Tobacco Malaysia Bhd +	3,600	45,783
CIMB Group Holdings Bhd +	45,800	146,525
Digi.Com Bhd +	6,800	42,087
Genting Malaysia Bhd +	61,900	48,867
IOI Corp Bhd +	57,700	86,311
Kuala Lumpur Kepong Bhd +	13,000	51,708
Malayan Banking Bhd +	60,500	115,898
MISC Bhd +	19,300	49,569
PLUS Expressways Bhd +	44,900	43,154
PPB Group Bhd +	14,300	63,453
Sime Darby Bhd +	41,100	100,700
YTL Corp Bhd +	21,114	43,615
YTL Power International Bhd +	55,000	34,452

		872,122

Mexico - 7.0%

America Movil SAB de CV ‘L’ ADR	7,650	335,299
Carso Global Telecom SAB de CV	7,100	29,222
Cemex SAB de CV ADR *	12,580	162,534
Fomento Economico Mexicano SAB de CV ADR	3,600	136,980
Grupo Elektra SA de CV	1,215	48,161
Grupo Mexico SAB de CV *	37,765	69,615
Grupo Televisa SA ADR	8,100	150,579
Telefonos de Mexico SAB de CV ADR	4,900	85,456
Wal-Mart de Mexico SAB de CV ‘V’	30,400	105,410

		1,123,256

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Shares	Value
Philippines - 0.3%

Philippine Long Distance Telephone Co ADR	1,000	$51,400

Poland - 1.8%

Bank Pekao SA * +	1,251	66,816
KGHM Polska Miedz SA +	1,479	44,904
Polski Koncern Naftowy ORLEN SA +	4,829	50,332
Polskie Gornictwo Naftowe I Gazownictwo SA +	22,886	28,825
Powszechna Kasa Oszczednosci Bank Polski SA +	5,344	63,040
Telekomunikacja Polska SA +	7,313	40,380

		294,297

Russia - 0.2%

Lukoil OAO ADR	450	24,390

South Africa - 10.3%

African Bank Investments Ltd +	12,684	49,968
African Rainbow Minerals Ltd +	1,851	37,096
Anglo Platinum Ltd * +	1,008	89,924
AngloGold Ashanti Ltd ADR	4,400	179,344
ArcelorMittal South Africa Ltd +	3,427	55,029
Aspen Pharmacare Holdings Ltd +	7,684	63,512
Bidvest Group Ltd +	4,150	65,704
FirstRand Ltd +	20,404	45,067
Gold Fields Ltd ADR	10,500	144,690
Harmony Gold Mining Co Ltd ADR	5,600	61,264
MTN Group Ltd +	2,000	32,627
Murray & Roberts Holdings Ltd +	3,345	26,458
Naspers Ltd +	5,411	185,227
Nedbank Group Ltd +	3,858	61,510
Pretoria Portland Cement Co Ltd +	10,548	47,685
Sanlam Ltd +	21,483	58,708
Sasol Ltd ADR	4,200	160,104
Shoprite Holdings Ltd +	6,798	56,154
Standard Bank Group Ltd +	7,308	94,866
Steinhoff International Holdings Ltd +	33,841	74,533
Tiger Brands Ltd +	2,572	51,594

		1,641,064

South Korea - 11.8%

Hana Financial Group Inc +	2,120	72,709
Hynix Semiconductor Inc * +	1,900	31,826
Hyundai Heavy Industries Co Ltd +	334	50,812
Hyundai Mobis +	280	39,262
Hyundai Motor Co +	760	71,742
Hyundai Steel Co +	510	32,808
KB Financial Group Inc ADR *	3,700	190,439
Korea Electric Power Corp ADR *	5,300	80,772
KT&G Corp +	540	32,715
LG Chem Ltd +	210	38,920
LG Corp +	480	32,066
LG Display Co Ltd ADR	3,700	53,021
LG Electronics Inc +	460	48,842
POSCO ADR	2,500	259,850
Samsung C&T Corp +	670	30,799
Samsung Electro-Mechanics Co Ltd +	648	55,674
Samsung Electronics Co Ltd +	540	372,810
Samsung Fire & Marine Insurance Co Ltd +	180	36,743
Samsung Heavy Industries Co Ltd +	880	19,042
Samsung Securities Co Ltd +	390	22,667
Shinhan Financial Group Co Ltd ADR	2,100	168,357
Shinsegae Co Ltd +	70	35,246
SK Energy Co Ltd +	290	30,880
SK Holdings Co Ltd +	260	24,751
SK Telecom Co Ltd ADR	3,000	52,350

		1,885,103

Taiwan - 12.5%

Acer Inc +	36,120	91,824
Advanced Semiconductor Engineering Inc ADR	19,900	82,187
Asia Cement Corp +	36,050	40,238
Asustek Computer Inc +	20,040	34,278
AU Optronics Corp ADR	16,068	155,538
Cathay Financial Holding Co Ltd +	31,000	51,241
Chang Hwa Commercial Bank +	92,000	42,043
China Development Financial Holding Corp * +	142,000	37,606
China Steel Corp +	51,107	47,364
Chinatrust Financial Holding Co Ltd +	44,366	28,636
Compal Electronics Inc +	44,220	51,265
Delta Electronics Inc +	22,000	62,449
Far Eastern Textile Co Ltd +	17,340	20,281
First Financial Holding Co Ltd +	37,925	23,550
Formosa Chemicals & Fibre Corp +	18,540	35,530
Formosa Plastics Corp +	27,820	56,569
Fubon Financial Holding Co Ltd +	53,000	59,576
HON HAI Precision Industry Co Ltd +	27,950	111,606
HTC Corp +	3,150	34,478
Hua Nan Financial Holdings Co Ltd +	81,370	50,902
InnoLux Display Corp +	17,510	22,192
Lite-On Technology Corp +	54,270	70,895
MediaTek Inc +	5,010	83,271
Mega Financial Holding Co Ltd +	88,000	55,468
Nan Ya Plastics Corp +	48,410	78,968
Siliconware Precision Industries Co +	31,000	43,620
Taiwan Cement Corp +	38,000	42,534
Taiwan Cooperative Bank +	36,000	22,090
Taiwan Semiconductor Manufacturing Co Ltd +	156,779	310,265
Uni-President Enterprises Corp +	40,716	47,832
United Microelectronics Corp +	64,000	31,336
Wistron Corp +	26,000	48,240
Yuanta Financial Holding Co Ltd +	35,000	25,794

		1,999,666

Thailand - 2.2%

Advanced Info Service PCL +	18,500	52,095
Kasikornbank PCL +	27,500	67,625
PTT Exploration & Production PCL +	18,600	80,012
PTT PCL +	12,000	93,717
Siam Commercial Bank PCL +	24,200	61,301

		354,750

Turkey - 1.9%

Akbank TAS +	8,670	50,475
Turkcell Iletisim Hizmet ADR	7,300	130,451
Turkiye Garanti Bankasi +	16,603	63,071
Turkiye Is Bankasi +	14,148	55,602

		299,599

Total Common Stocks
(Cost $11,509,214)		14,843,204

EXCHANGE-TRADED FUND - 1.8%

United States - 1.8%

PowerShares India Portfolio	13,700	290,029

Total Exchange-Traded Fund
(Cost $222,876)		290,029

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
PD EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
September 30, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp
0.010% due 10/01/09 (Dated 09/30/09, repurchase price of $141,000; collateralized by Fannie Mae: 3.000% due 01/13/14 and market value $145,725)	$141,000	$141,000

Total Short-Term Investment
(Cost $141,000)		141,000

TOTAL INVESTMENTS - 100.0%
(Cost $12,357,830)		15,976,042

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,979)

NET ASSETS - 100.0%		$15,973,063

Notes to Schedule of Investments

(a)	As of September 30, 2009, the portfolio was diversified as a percentage of net assets as follows:

Financials	25.1%
Information Technology	16.1%
Materials	13.6%
Energy	12.8%
Telecommunication Services	9.7%
Consumer Staples	5.4%
Consumer Discretionary	4.9%
Industrials	4.0%
Health Care	3.6%
Utilities	2.1%
Exchange-Traded Fund	1.8%
Short-Term Investment	0.9%

100.0%
Other Assets & Liabilities, Net	(0.0%)

100.0%

(b)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(c)	Securities with a total aggregate market value of $6,967,098 or 43.6% of the net assets were valued under the fair value procedures established by the Fund’s Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See explanation of symbols and terms, if any, on page 176

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
September 30, 2009 (Unaudited)

Explanation of Symbols:

*	Non-income producing securities.

”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of September 30, 2009.

¤	Securities were in default as of September 30, 2009.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

†	Securities (or a portion of securities) on loan as of September 30, 2009.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

◊	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.

‡	Securities were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts, and/or swap contracts as of September 30, 2009.

#	Securities purchased on a when-issued basis.

+	Securities were fair valued under the procedures established by the Fund’s Board of Trustees (the “Board”), including considerations to determine fair values for certain foreign equity securities, if applicable.

ж	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager or adviser pursuant to the Fund’s policy and procedures. Under the Fund’s policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a portfolio has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell a holding quickly for its full value.

Ω	25.1% of the holdings were deemed illiquid by the Fund’s adviser as of September 30, 2009.

Counterparty Abbreviations:

ADV	Advantage
BOA	Bank of America
BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
UBS	UBS
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indonesian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
NASDAQ	NASDAQ Stock Market
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-Convertible savings shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
TSE	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XETR	Frankfurt Stock Exchange
XVTX	Virt-X Pan-European Stock Exchange
Note:
The descriptions, industry, and geographical classifications of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
September 30, 2009 (Unaudited)

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of September 30, 2009, were as follows:

	Total Cost of	Gross	Gross	Net Appreciation	Net Appreciation	Net
	Investments on	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Portfolio	Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

Diversified Bond	$2,918,038,750	$81,792,328	($89,833,925)	($8,041,597)	($774,975)	($8,816,572)
Floating Rate Loan	1,018,209,297	17,972,238	(98,379,982)	(80,407,744)	450	(80,407,294)
High Yield Bond	1,123,503,160	69,889,593	(31,003,608)	38,885,985	—	38,885,985
Inflation Managed	6,624,627,703	119,133,488	(196,015,357)	(76,881,869)	15,385,461	(61,496,408)
Managed Bond	5,656,911,874	225,227,173	(198,620,330)	26,606,843	80,499,611	107,106,454
Money Market	1,304,471,292	—	—	—	—	—
Short Duration Bond	1,651,290,365	29,334,404	(30,779,381)	(1,444,977)	1,304,047	(140,930)
American Funds Growth	1,177,461,989	41,173,862	(312,597,538)	(271,423,676)	—	(271,423,676)
American Funds Growth-Income	1,948,764,032	22,710,372	(543,383,040)	(520,672,668)	—	(520,672,668)
Comstock	2,140,874,213	132,486,577	(150,807,424)	(18,320,847)	—	(18,320,847)
Diversified Research	475,719,395	54,209,010	(23,495,775)	30,713,235	—	30,713,235
Equity	153,591,103	17,946,149	(8,325,725)	9,620,424	—	9,620,424
Equity Index	3,836,724,211	309,146,253	(416,444,239)	(107,297,986)	1,615,729	(105,682,257)
Focused 30	212,137,446	20,302,952	(26,737,141)	(6,434,189)	4,863	(6,429,326)
Growth LT	1,445,760,508	199,241,773	(57,250,068)	141,991,705	(1,652,810)	140,338,895
Large-Cap Growth	1,115,540,380	176,150,611	(7,624,509)	168,526,102	—	168,526,102
Large-Cap Value	3,147,358,772	230,212,717	(145,577,488)	84,635,229	28,308	84,663,537
Long/Short Large-Cap	1,547,777,195	215,390,053	(10,629,731)	204,760,322	338,346	205,098,668
Main Street Core	1,229,378,100	134,368,300	(27,392,893)	106,975,407	—	106,975,407
Mid-Cap Equity	1,710,492,887	286,898,848	(43,818,264)	243,080,584	—	243,080,584
Mid-Cap Growth	1,297,575,905	158,842,540	(149,096,072)	9,746,468	(24)	9,746,444
Mid-Cap Value	876,517,799	150,547,159	(2,716,698)	147,830,461	—	147,830,461
Small-Cap Equity	683,518,798	99,344,289	(18,147,912)	81,196,377	—	81,196,377
Small-Cap Growth	637,131,971	101,706,248	(18,805,255)	82,900,993	—	82,900,993
Small-Cap Index	679,256,648	32,929,021	(161,103,013)	(128,173,992)	45,778	(128,128,214)
Small-Cap Value	662,612,441	83,891,402	(25,618,589)	58,272,813	—	58,272,813
Emerging Markets	1,447,247,234	309,967,296	(60,229,361)	249,737,935	(312,081)	249,425,854
International Large-Cap	2,733,642,931	212,798,077	(320,509,680)	(107,711,603)	(13,334)	(107,724,937)
International Small-Cap	810,440,459	161,008,579	(39,791,935)	121,216,644	56,075	121,272,719
International Value	2,367,040,540	210,980,274	(398,391,002)	(187,410,728)	526,471	(186,884,257)
Health Sciences	106,559,264	13,859,738	(2,311,044)	11,548,694	—	11,548,694
Real Estate	783,800,783	49,150,518	(86,014,221)	(36,863,703)	63	(36,863,640)
Technology	70,978,134	13,723,230	(166,473)	13,556,757	—	13,556,757
American Funds Asset Allocation	99,950,390	12,252,815	—	12,252,815	—	12,252,815
Multi-Strategy	244,153,540	20,348,489	(17,659,580)	2,688,909	90,990	2,779,899
Pacific Dynamix — Conservative Growth	27,365,632	2,186,257	—	2,186,257	—	2,186,257
Pacific Dynamix — Moderate Growth	45,336,367	4,508,920	—	4,508,920	—	4,508,920
Pacific Dynamix — Growth	39,418,118	4,918,312	—	4,918,312	—	4,918,312
PD Aggregate Bond Index	61,809,127	1,117,208	(8,153)	1,109,055	—	1,109,055
PD High Yield Bond Index	22,743,772	2,055,771	(16,836)	2,038,935	—	2,038,935
PD Large-Cap Growth Index	19,969,344	2,429,262	(75,763)	2,353,499	—	2,353,499
PD Large-Cap Value Index	22,143,474	3,112,812	(46,159)	3,066,653	—	3,066,653
PD Small-Cap Growth Index	8,395,571	1,645,688	(162,141)	1,483,547	—	1,483,547
PD Small-Cap Value Index	9,134,795	1,875,658	(169,511)	1,706,147	—	1,706,147
PD International Large-Cap	16,628,164	2,932,799	(139,875)	2,792,924	658	2,793,582
PD Emerging Markets	12,357,830	3,687,095	(68,883)	3,618,212	1,078	3,619,290
(1) Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

PACIFIC SELECT FUND
PORTFOLIO VALUATION
SEPTEMBER 30, 2009 (Unaudited)
PORTFOLIO VALUATION
     The net asset value (“NAV”) per share for each portfolio of the Pacific Select Fund (the “Fund”) is calculated by taking the total value of a portfolio’s assets (the value of the securities and other investments a portfolio holds plus cash or other assets, including interest accrued but not yet received), subtracting a portfolio’s liabilities (including accrued expenses, dividends payable and any borrowings of a portfolio), and dividing by the total number of shares outstanding. The assets of Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth and Pacific Dynamix — Growth Portfolios, (collectively, the “Pacific Dynamix Portfolios”) consists primarily of shares of PD Aggregate Bond Index, PD High Yield Bond Index, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD International Large-Cap and PD Emerging Markets Portfolios (collectively, the “PD Underlying Portfolios”), which are valued as their respective NAV’s at the time of computation.
     Each portfolio’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV, a portfolio uses pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier.
     The NAVs of the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios are determined based upon the NAVs of the Growth, Growth-Income and Asset Allocation Funds, respectively, each a series of the American Funds Insurance Series® (each a “Master Fund,” collectively the “Master Funds”). Determination of the NAVs of the Master Funds is the responsibility of the Master Funds and not the Fund. For more information regarding the determination of the NAV of each Master Fund, see the Master Funds’ prospectus and statement of additional information. American Funds is a registered trademark of American Funds Distributors, Inc.
     The value of each security and other investment instruments (collectively “holdings”) is based on actual market value or fair value.
     Market Value
     Pricing data is obtained from various sources approved by the Board of Trustees (the “Board”). For purposes of calculating the NAV:
     Domestic equity holdings, are generally valued at the last reported sale price received shortly after the close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Domestic fixed income and treasury holdings are generally priced using data as of the NYSE close, or, if not available, data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE.
     Foreign holdings are normally priced using data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE. Foreign equity holdings are generally valued at their last reported sales price on a principal exchange. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into to U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) holdings, including option contracts, and other equity holdings, and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and/or valuation reporting system, from established market makers, or from broker-dealers.
     Fixed income holdings are generally valued using the mean between the most recent bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices.
     Money market instruments and short-term holdings maturing within 60 days are valued at amortized cost, which approximates market value.
     Fair Value
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each portfolio values its assets, the holdings may be valued at their fair value, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board and in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”).
     As a general principle, the fair value of a holding is the amount which a portfolio might reasonably expect to receive for the holding upon its current sale. In determining the fair value of holdings, a portfolio may consider a variety of factors, including information that becomes known after the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of close of the NYSE. Fair valuations will also be used when events significantly affecting the values of a portfolio’s foreign holdings occur between the close of foreign markets and the close of regular trading on the NYSE; or when, under the Fund’s procedures, the closing price of a foreign holding is deemed unreliable. All of these events could materially affect a portfolio’s NAV.
     The Fund has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the portfolio could obtain upon its current sale of that holding.

PACIFIC SELECT FUND
INVESTMENTS AND RISKS
SEPTEMBER 30, 2009 (Unaudited)
INVESTMENTS AND RISKS
     General Investment Risks
     An investment in the Fund represents an indirect investment in the holdings owned by the Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Fund at any point in time may be worth more or less than the original investment. Investments in the Fund may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Events in the financial markets have resulted in, and may continue to cause, increased volatility and uncertainty leaving many assets with significant deteriorating values. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a portfolio’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each portfolio is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a portfolio in unforeseen ways, leading a portfolio to alter its existing strategies or, potentially, to liquidate and close.
     Each portfolio may not invest in illiquid securities and bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% (10% for the Money Market Portfolio) of its net assets (taken at market value at the time of such investment) would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the securities. The market value of illiquid holdings held by each portfolio as of September 30, 2009 was less than 15% (10% for the Money Market Portfolio) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a portfolio may not be able to sell such holding quickly for its full value.
     Senior Loan Participations and Assignments
     Certain portfolios may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposits rates. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a portfolio purchases a participation of a Senior Loan interest, the portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a portfolio generally has no right to enforce compliance of the terms of the loan agreement. As a result, the portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

PACIFIC SELECT FUND
INVESTMENTS AND RISKS (Continued)
SEPTEMBER 30, 2009 (Unaudited)
     Inflation-Indexed Bonds
     Certain portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain portfolios may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally using To Be Announced (“TBA”) securities, involve a portfolio selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     Government Sponsored Enterprise Securities
     Certain portfolios may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such, securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.
     However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“Purchase Agreement”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. This agreement contains various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each Entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.
     On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as Conservator, amended the Purchase Agreement, to among other items: (i) increase the funding available under the Purchase Agreement from $100 billion to $200 billion; (ii) increase the limit on our mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.

PACIFIC SELECT FUND
INVESTMENTS AND RISKS (Continued)
SEPTEMBER 30, 2009 (Unaudited)
     When-Issued Securities
     Certain portfolios may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a portfolio is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A portfolio may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain portfolios may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a portfolio will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a portfolio has sold a security on a delayed-delivery basis, the portfolio does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain portfolios may enter into short sales. A short sale is a transaction in which a portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. A portfolio’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the portfolio’s short position, resulting in a loss to the portfolio. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a portfolio sells securities short, it must borrow those securities to make delivery to the buyer. The portfolio incurs an expense for such borrowing. The portfolio may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the portfolio to sell long positions before the manager had intended. A portfolio may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a portfolio’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a portfolio’s volatility.
      Inverse Floater Structures
     Certain portfolios invest in residual certificates issued by tender option bond trusts (“TOB’s”). A TOB is established by a third party sponsor forming a special purpose entity, into which the portfolio, or an agent on behalf of the portfolio, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate trust certificates (“floating rate certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to a portfolio which made the transfer. The transfer of the municipal securities to a TOB is accounted for as secured borrowings. Therefore, the municipal securities deposited into a TOB are presented in the portfolios’ Schedules of Investments and the proceeds from the transaction are reported as floating rate certificates payable of the portfolios. Interest income from the underlying security is recorded by the portfolios on an accrual basis. Interest expense incurred on the floating rate certificates and other expenses related to remarketing, administration and trustee services to a TOB is reported as an expense of the portfolios. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender the floating rate certificates to the TOB for redemption at par at each reset date. The TOB Residuals’ interests held by the portfolios include the right of the portfolios to (i) cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (ii) transfer a corresponding share of the municipal securities from the TOB to the portfolios.
     Financial transactions executed through TOB’s generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the portfolios’ investments in TOB Residuals likely will adversely affect the portfolios’ net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the portfolios’ net asset value per share.
     Repurchase Agreements
     Certain portfolios may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a portfolio are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the portfolio’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Derivative Instruments
     Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (as described under “Derivative Investment Holdings Categorized by Risk Exposure” in the later section).

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES
SEPTEMBER 30, 2009 (Unaudited)
FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Fund is required under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“FASB ASC”) Topic 820, Fair Value Measurements and Disclosures (“FASB ASC 820”), to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices in active markets for identical holdings

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described under “Fair Value” above) are reflected as Level 2.
     The Fund also implemented the additional guidance to the FASB ASC 820. The following is a description of valuation inputs and techniques that the Fund currently utilizes to fair value each major category of assets and liabilities in accordance with the additional guidance under FASB ASC 820:
     Equity Securities (Common and Preferred Stock) — Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Treasury Obligations — U.S. Treasuries are fair valued based on a pricing model that evaluates the mean between the most recently published bid and ask price. The model also takes into consideration live data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Government Agency Issues and Mortgage-Backed Securities — U.S. Government Agency issues and mortgage-backed securities are fair valued using a pricing model based on inputs that include issuer type, coupon, and cash flows. The model acts as a benchmark or baseline starting point to evaluate all securities. The model is then adjusted for specific characteristics of each security including, weighted average maturity, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date. To the extent that these inputs are observable and timely, the fair values of U.S. Government agency issues and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds — Municipal bonds are fair valued based on a pricing model that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes — Foreign government bonds and notes are fair valued based on a discounted cash flow model that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds — Corporate bonds held by the Fund are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are fair valued using various inputs and techniques, which include broker-dealer quotations, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities — Asset-backed securities are fair valued using a pricing model based on a security’s average life volatility. The model also takes into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type. To the extent that these inputs are observable and timely, the fair values of asset-backed securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Derivative Instruments — Listed derivatives, such as futures contracts, that are actively traded on a national securities exchange are fair valued based on quoted prices from the applicable exchange and are categorized as Level 1. The fair values of over the counter (“OTC”) derivatives including, forwards, swaps, certain option contracts, and commodities can differ based on the type of derivative instrument and the terms of the transaction. OTC derivatives are

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)
fair valued using various inputs including, quotations from various broker-dealers and counterparties, and pricing models that use certain observable inputs such as the creditworthiness of the counterparties, default probabilities, yield curves and credit curves. The pricing models utilized generally do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. As a result, a majority of the Fund’s derivative instruments are categorized as Level 2. If the pricing inputs used are not observable and/or the market for the applicable derivative instruments is inactive, the fair values would be categorized as Level 3.
     Senior Loan Notes — Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable and timely, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Securities Lending Collateral — Securities lending collateral, depending upon the applicable collateral pool, is fair valued based on either amortized cost, which approximates fair value, or the market value of the holdings in the collateral pool. To the extent that these inputs are observable and timely, the fair values of securities lending collateral would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

     The following is a summary of the Fund’s holdings as of September 30, 2009 as categorized under the three-tier hierarchy of inputs as defined in FASB ASC 820:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
Diversified Bond
Assets
Preferred Stocks*	$82,005	$82,005	$—	$—
Corporate Bonds & Notes	721,678,334	—	721,678,334	—
Senior Loan Notes	16,213,909	—	16,213,909	—
Mortgage-Backed Securities	816,990,400	—	811,763,218	5,227,182
Asset-Backed Securities	114,248,775	—	110,929,217	3,319,558
U.S. Government Agency Issues	131,494,411	—	131,494,411	—
U.S. Treasury Obligations	241,822,002	—	241,822,002	—
Short-Term Investments	550,662,401	—	550,662,401	—
Securities Lending Collateral	316,804,916	—	316,804,916	—
Investments in Other Financial Instruments**	5,516,612	5,516,612	—	—

	2,915,513,765	5,598,617	2,901,368,408	8,546,740

Liabilities
Investments in Other Financial Instruments**	(6,403,992)	(6,403,992)	—	—

Total	$2,909,109,773	($805,375)	$2,901,368,408	$8,546,740

Floating Rate Loan
Assets
Common Stocks*	$37,953	$—	$37,953	$—
Corporate Bonds & Notes	16,054,670	—	—	16,054,670
Senior Loan Notes	810,853,930	—	810,163,592	690,338
Short-Term Investment	110,855,000	—	110,855,000	—

Total	$937,801,553	$—	$921,056,545	$16,745,008

High Yield Bond
Assets
Preferred Stocks*	$1,215,578	$1,215,578	$—	$—
Convertible Preferred Stocks*	17,812	17,812	—	—
Common Stocks*
Consumer Discretionary	340,000	—	—	340,000
Financials	3,146,000	3,146,000	—	—

	3,486,000	3,146,000	—	340,000

Exchange-Traded Funds*	20,175,150	20,175,150	—	—
Corporate Bonds & Notes	986,250,818	—	986,250,818	—
Convertible Corporate Bonds & Notes	9,691,665	—	9,691,665	—
Senior Loan Notes	36,641,376	—	36,641,376	—
Short-Term Investment	14,061,000	—	14,061,000	—
Securities Lending Collateral	90,849,746	—	90,849,746	—

Total	$1,162,389,145	$24,554,540	$1,137,494,605	$340,000

Inflation Managed
Assets
Convertible Preferred Stocks*	$2,857,600	$2,857,600	$—	$—
Corporate Bonds & Notes	1,615,417,225	—	1,615,417,225	—
Senior Loan Notes	27,236,408	—	27,236,408	—
Mortgage-Backed Securities	610,007,051	—	586,551,304	23,455,747
Asset-Backed Securities	305,653,972	—	305,653,972	—
U.S. Government Agency Issues	4,437,557	—	4,437,557	—
U.S. Treasury Obligations	3,496,186,711	—	3,496,186,711	—
Foreign Government Bonds & Notes	196,917,644	—	196,917,644	—
Municipal Bonds	11,328,189	—	11,328,189	—
Short-Term Investments	277,703,477	—	277,703,477	—
Investments in Other Financial Instruments**	24,560,533	3,289,488	17,618,295	3,652,750

	6,572,306,367	6,147,088	6,539,050,782	27,108,497

Liabilities
Securities sold short	(13,060,391)	—	(13,060,391)	—
Investments in Other Financial Instruments**	(19,282,165)	(251,719)	(18,796,467)	(233,979)

	(32,342,556)	(251,719)	(31,856,858)	(233,979)

Total	$6,539,963,811	$5,895,369	$6,507,193,924	$26,874,518

Managed Bond
Assets
Preferred Stocks*	$1,989,237	$1,989,237	$—	$—
Convertible Preferred Stocks*	49,213,405	49,213,405	—	—
Corporate Bonds & Notes	1,382,890,572	—	1,381,967,627	922,945
Senior Loan Notes	30,068,280	—	30,068,280	—
Mortgage-Backed Securities	2,473,294,968	—	2,457,204,642	16,090,326
Asset-Backed Securities	85,568,180	—	85,568,180	—
U.S. Government Agency Issues	53,086,558	—	53,086,558	—
U.S. Treasury Obligations	681,845,829	—	681,845,829	—
Foreign Government Bonds & Notes	339,940,374	—	339,940,374	—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
Managed Bond (Continued)
Assets
Municipal Bonds	$160,228,352	$—	$160,228,352	$—
Short-Term Investments	38,660,432	—	38,660,432	—
Securities Lending Collateral	386,732,530	—	386,732,530	—
Investments in Other Financial Instruments**	120,157,216	21,834,463	91,604,094	6,718,659

	5,803,675,933	73,037,105	5,706,906,898	23,731,930

Liabilities
Securities sold short	(338,154,687)	—	(338,154,687)	—
Investments in Other Financial Instruments**	(48,832,120)	(74,348)	(48,757,772)	—

	(386,986,807)	(74,348)	(386,912,459)	—

Total	$5,416,689,126	$72,962,757	$5,319,994,439	$23,731,930

Money Market
Assets
Short-Term Investments	$1,304,471,292	$—	$1,304,471,292	$—

Short Duration Bond
Assets
Corporate Bonds & Notes	$447,239,237	$—	$447,239,237	$—
Mortgage-Backed Securities	635,235,048	—	602,258,423	32,976,625
Asset-Backed Securities	71,691,327	—	71,691,327	—
U.S. Government Agency Issues	142,376,676	—	142,376,676	—
U.S. Treasury Obligations	72,902,561	—	72,902,561	—
Foreign Government Bonds & Notes	15,622,490	—	15,622,490	—
Short-Term Investments	101,587,000	—	101,587,000	—
Securities Lending Collateral	163,191,049	—	163,191,049	—
Investments in Other Financial Instruments**	3,146,882	3,146,882	—	—

	1,652,992,270	3,146,882	1,616,868,763	32,976,625

Liabilities
Investments in Other Financial Instruments**	(1,842,835)	(1,842,835)	—	—

Total	$1,651,149,435	$1,304,047	$1,616,868,763	$32,976,625

American Funds Growth
Assets
Mutual Fund*	$906,038,313	$906,038,313	$—	$—

American Funds Growth-Income
Assets
Mutual Fund*	$1,428,091,364	$1,428,091,364	$—	$—

Comstock
Assets
Common Stocks*	$1,977,805,118	$1,977,805,118	$—	$—
Short-Term Investment	74,169,000	—	74,169,000	—
Securities Lending Collateral	70,579,248	—	70,579,248	—

Total	$2,122,553,366	$1,977,805,118	$144,748,248	$—

Diversified Research
Assets
Common Stocks*	$465,104,231	$465,104,231	$—	$—
Short-Term Investment	7,821,000	—	7,821,000	—
Securities Lending Collateral	33,507,399	—	33,507,399	—

Total	$506,432,630	$465,104,231	$41,328,399	$—

Equity
Assets
Common Stocks*
Consumer Discretionary	$13,087,946	$13,087,946	$—	$—
Consumer Staples	14,806,087	14,806,087	—	—
Energy	7,365,973	7,365,973	—	—
Financials	12,622,078	12,622,078	—	—
Health Care	28,001,132	28,001,132	—	—
Industrials	15,021,716	15,021,716	—	—
Information Technology	41,500,875	40,261,417	1,239,458	—
Materials	6,780,363	6,780,363	—	—
Telecommunication Services	3,803,800	3,803,800	—	—

	142,989,970	141,750,512	1,239,458	—

Short-Term Investment	2,397,000	—	2,397,000	—
Securities Lending Collateral	17,824,557	—	17,824,557	—

Total	$163,211,527	$141,750,512	$21,461,015	$—

Equity Index
Assets
Common Stocks*	$3,561,283,429	$3,561,283,429	$—	$—
Short-Term Investment	63,028,000	—	63,028,000	—
Securities Lending Collateral	105,114,796	—	105,114,796	—
Investments in Other Financial Instruments**	1,615,729	1,615,729	—	—

Total	$3,731,041,954	$3,562,899,158	$168,142,796	$—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
Focused 30
Assets
Preferred Stocks*	$1,895,096	$1,895,096	$—	$—
Common Stocks*
Consumer Discretionary	5,372,895	5,372,895	—	—
Consumer Staples	29,394,645	19,007,869	10,386,776	—
Energy	2,521,517	2,521,517	—	—
Financials	19,649,752	18,705,765	943,987	—
Health Care	24,926,591	24,926,591	—	—
Industrials	13,120,154	6,928,006	6,192,148	—
Information Technology	57,380,706	57,380,706	—	—
Materials	5,691,707	5,691,707	—	—
Telecommunication Services	10,920,671	10,920,671	—	—

	168,978,638	151,455,727	17,522,911	—

Short-Term Investment	13,597,000	—	13,597,000	—
Securities Lending Collateral	21,232,523	—	21,232,523	—

Total	$205,703,257	$153,350,823	$52,352,434	$—

Growth LT
Assets
Preferred Stocks*	$24,950,018	$24,950,018	$—	$—
Common Stocks*
Consumer Discretionary	59,547,369	32,501,573	27,045,796	—
Consumer Staples	230,616,303	93,146,117	137,470,186	—
Energy	138,466,457	138,466,457	—	—
Financials	138,248,527	138,248,527	—	—
Health Care	171,529,093	140,613,090	30,916,003	—
Industrials	158,729,610	158,729,610	—	—
Information Technology	440,459,230	426,717,953	13,741,277	—
Materials	73,893,725	73,893,725	—	—
Telecommunication Services	49,953,658	49,953,658	—	—
Utilities	13,693,293	13,693,293	—	—

	1,475,137,265	1,265,964,003	209,173,262	—

Short-Term Investment	30,624,000	—	30,624,000	—
Securities Lending Collateral	57,040,930	—	57,040,930	—
Investments in Other Financial Instruments**	809,326	—	809,326	—

	1,588,561,539	1,290,914,021	297,647,518	—

Liabilities
Investments in Other Financial Instruments**	(2,550,209)	—	(2,550,209)	—

Total	$1,586,011,330	$1,290,914,021	$295,097,309	$—

Large-Cap Growth
Assets
Common Stocks*	$1,197,684,076	$1,197,684,076	$—	$—
Exchange-Traded Fund*	4,584,690	4,584,690	—	—
Short-Term Investment	4,072,000	—	4,072,000	—
Securities Lending Collateral	77,725,716	—	77,725,716	—

Total	$1,284,066,482	$1,202,268,766	$81,797,716	$—

Large-Cap Value
Assets
Common Stocks*
Consumer Discretionary	$506,401,556	$506,401,556	$—	$—
Consumer Staples	462,606,060	462,606,060	—	—
Energy	477,638,339	477,638,339	—	—
Financials	710,005,996	710,005,996	—	—
Health Care	253,255,655	216,264,524	36,991,131	—
Industrials	219,350,076	219,350,076	—	—
Information Technology	113,810,847	113,810,847	—	—
Materials	48,898,674	48,898,674	—	—
Telecommunication Services	194,981,894	194,981,894	—	—
Utilities	67,208,633	67,208,633	—	—

	3,054,157,730	3,017,166,599	36,991,131	—

Short-Term Investment	118,254,000	—	118,254,000	—
Securities Lending Collateral	59,582,271	—	59,582,271	—

Total	$3,231,994,001	$3,017,166,599	$214,827,402	$—

Long/Short Large-Cap
Assets
Common Stocks — Long*	$1,735,050,001	$1,735,050,001	$—	$—
U.S. Treasury Obligations	1,972,415	—	1,972,415	—
Short-Term Investments	15,515,101	—	15,515,101	—
Investments in Other Financial Instruments**	338,346	338,346	—	—

	1,752,875,863	1,735,388,347	17,487,516	—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
Long/Short Large-Cap (Continued)
Liabilities
Common Stocks — Short*	($354,144,785)	($354,144,785)	$—	$—

Total	$1,398,731,078	$1,381,243,562	$17,487,516	$—

Main Street Core
Assets
Common Stocks*	$1,229,807,439	$1,229,807,439	$—	$—
Exchange-Traded Fund*	6,407,492	6,407,492	—	—
Short-Term Investment	43,215,000	—	43,215,000	—
Securities Lending Collateral	56,923,576	—	56,923,576	—

Total	$1,336,353,507	$1,236,214,931	$100,138,576	$—

Mid-Cap Equity
Assets
Common Stocks*	$1,802,074,765	$1,802,074,765	$—	$—
Short-Term Investment	35,537,000	—	35,537,000	—
Securities Lending Collateral	115,961,706	—	115,961,706	—

Total	$1,953,573,471	$1,802,074,765	$151,498,706	$—

Mid-Cap Growth
Assets
Convertible Preferred Stocks*	$4,408,104	$—	$—	$4,408,104
Common Stocks*
Consumer Discretionary	342,498,296	301,086,879	41,411,417	—
Energy	88,545,656	88,545,656	—	—
Financials	95,057,628	95,057,628	—	—
Health Care	123,673,627	123,673,627	—	—
Industrials	109,721,753	109,721,753	—	—
Information Technology	260,913,662	206,096,217	54,817,445	—
Materials	79,363,623	79,363,623	—	—
Telecommunication Services	20,864,753	20,864,753	—	—

	1,120,638,998	1,024,410,136	96,228,862	—

Short-Term Investment	40,057,000	—	40,057,000	—
Securities Lending Collateral	142,218,271	—	142,218,271	—

Total	$1,307,322,373	$1,024,410,136	$278,504,133	$4,408,104

Mid-Cap Value
Assets
Common Stocks*	$994,324,260	$994,324,260	$—	$—
Short-Term Investment	30,024,000	—	30,024,000	—

Total	$1,024,348,260	$994,324,260	$30,024,000	$—

Small-Cap Equity
Assets
Common Stocks*	$654,932,281	$654,932,281	$—	$—
Exchange-Traded Funds*	34,140,120	34,140,120	—	—
Short-Term Investment	10,412,000	—	10,412,000	—
Securities Lending Collateral	65,230,774	—	65,230,774	—

Total	$764,715,175	$689,072,401	$75,642,774	$—

Small-Cap Growth
Assets
Common Stocks*	$569,425,336	$569,425,336	$—	$—
Short-Term Investment	27,438,000	—	27,438,000	—
Securities Lending Collateral	123,169,628	—	123,169,628	—

Total	$720,032,964	$569,425,336	$150,607,628	$—

Small-Cap Index
Assets
Common Stocks*	$464,902,780	$464,902,780	$—	$—
Closed-End Mutual Fund*	70,516	70,516	—	—
Short-Term Investment	6,746,000	—	6,746,000	—
Securities Lending Collateral	79,363,360	—	79,363,360	—
Investments in Other Financial Instruments**	45,778	45,778	—	—

Total	$551,128,434	$465,019,074	$86,109,360	$—

Small-Cap Value
Assets
Common Stocks*	$619,282,620	$619,282,620	$—	$—
Closed-End Mutual Fund*	6,349,400	6,349,400	—	—
Short-Term Investment	35,400,000	—	35,400,000	—
Securities Lending Collateral	59,853,234	—	59,853,234	—

Total	$720,885,254	$625,632,020	$95,253,234	$—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
Emerging Markets
Assets
Preferred Stocks*	$126,046,844	$126,046,844	$—	$—
Common Stocks*
Argentina	571,164	571,164	—	—
Bermuda	14,196,472	8,715,574	5,480,898	—
Brazil	102,591,934	102,591,934	—	—
Canada	6,681,802	6,681,802	—	—
Cayman	43,890,184	29,374,220	14,515,964	—
Chile	34,093,443	34,093,443	—	—
China	20,340,972	—	20,340,972	—
Colombia	15,423,668	15,423,668	—	—
Denmark	18,544,145	—	18,544,145	—
Egypt	50,546,838	—	50,546,838	—
Hong Kong	163,036,211	—	163,036,211	—
India	195,911,222	42,393,269	153,517,953	—
Indonesia	45,504,005	—	45,504,005	—
Kenya	433,077	—	433,077	—
Luxembourg	29,756,773	20,011,316	9,745,457	—
Mexico	116,881,830	116,881,830	—	—
Norway	5,155,981	—	5,155,981	—
Philippines	42,913,312	—	42,913,312	—
Russia	97,796,888	—	82,963,923	14,832,965
South Africa	75,079,917	—	75,079,917	—
South Korea	72,965,286	—	72,965,286	—
Taiwan	120,679,380	2,875,250	117,804,130	—
Thailand	63,016	—	63,016	—
Turkey	99,560,888	—	99,560,888	—
United Arab Emirates	4,090,066	—	4,090,066
United Kingdom	73,231,097	—	73,231,097	—
United States	7,723,164	7,723,164	—	—

	1,457,662,735	387,336,634	1,055,493,136	14,832,965

Corporate Bonds & Notes	168,961	—	168,539	422
Short-Term Investment	56,600,000	—	56,600,000	—
Securities Lending Collateral	56,506,629	—	56,506,629	—

Total	$1,696,985,169	$513,383,478	$1,168,768,304	$14,833,387

International Large-Cap
Assets
Common Stocks*
Austria	$16,712,804	$—	$16,712,804	$—
Bermuda	25,734,696	—	25,734,696	—
Canada	51,015,247	51,015,247	—	—
Czech Republic	16,049,417	—	16,049,417	—
France	511,106,329	—	511,106,329	—
Germany	302,880,352	—	302,880,352	—
Hong Kong	14,646,693	—	14,646,693	—
India	39,599,843	39,599,843	—	—
Italy	19,955,586	—	19,955,586	—
Japan	288,013,404	—	288,013,404	—
Mexico	26,959,966	26,959,966	—	—
Netherlands	173,093,667	—	173,093,667	—
Singapore	28,985,272	—	28,985,272	—
South Africa	17,129,849	—	17,129,849	—
South Korea	37,021,450	—	37,021,450	—
Switzerland	404,008,929	—	404,008,929	—
Taiwan	27,815,406	27,815,406	—	—
United Kingdom	448,890,236	—	448,890,236	—
United States	45,696,155	—	45,696,155	—

	2,495,315,301	145,390,462	2,349,924,839	—

Short-Term Investment	34,580,000	—	34,580,000	—
Securities Lending Collateral	96,036,027	—	96,036,027	—

Total	$2,625,931,328	$145,390,462	$2,480,540,866	$—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
International Small-Cap
Assets
Preferred Stocks*	$3,606,661	$—	$3,606,661	$—
Common Stocks*
Australia	50,983,005	1,122,745	49,860,260	—
Austria	11,799,779	—	11,799,779	—
Belgium	9,672,457	—	9,672,457	—
Bermuda	19,967,664	—	19,967,664	—
Canada	74,077,174	74,077,174	—	—
Denmark	17,396,090	—	17,396,090	—
Finland	1,687,816	—	1,687,816	—
France	69,301,415	—	69,301,415	—
Germany	59,219,997	—	59,219,997	—
Greece	5,864,540	—	5,864,540	—
Hong Kong	1,456,304		1,456,304	—
Ireland	20,388,114	—	20,388,114	—
Italy	38,503,110	—	38,503,110	—
Japan	173,621,455	—	173,621,455	—
Luxembourg	5,807,135	—	5,807,135	—
Netherlands	37,707,472	—	37,707,472	—
Norway	12,690,502	—	12,690,502	—
Portugal	583,798	—	583,798	—
Singapore	9,033,702	—	9,033,702	—
South Korea	37,095,724	—	37,095,724	—
Spain	28,289,666	—	28,289,666	—
Sweden	4,737,470	—	4,737,470	—
Switzerland	36,210,863	—	36,210,863	—
United Kingdom	154,860,454	—	154,860,454	—
United States	2,046,240	2,046,240	—	—

	883,001,946	77,246,159	805,755,787	—

Short-Term Investment	10,032,000	—	10,032,000	—
Securities Lending Collateral	35,016,496	—	35,016,496	—

Total	$931,657,103	$77,246,159	$854,410,944	$—

International Value
Assets
Rights*	$844,214	$844,212	$—	$2
Common Stocks*
Australia	124,603,098	—	124,603,098	—
Belgium	10,759,812	—	10,759,812	—
Canada	71,555,581	71,555,581	—	—
Denmark	15,488,994	—	15,488,994	—
Finland	22,858,714	—	22,858,714	—
France	289,806,015	—	289,806,015	—
Germany	232,830,589	—	232,830,589	—
Hong Kong	11,284,427	—	11,284,427	—
Italy	113,653,972	—	113,653,972	—
Japan	369,919,193	—	369,919,193	—
Luxembourg	16,447,353	—	16,447,353	—
Netherlands	30,806,957	—	30,806,957	—
New Zealand	20,310,901	—	20,310,901	—
Norway	21,909,804	—	21,909,804	—
Singapore	5,352,103	—	5,352,103	—
Spain	71,366,728	—	71,366,728	—
Sweden	59,174,693	—	59,174,693	—
Switzerland	76,829,665	—	76,829,665	—
United Kingdom	520,530,135	—	520,530,135	—

	2,085,488,734	71,555,581	2,013,933,153	—

Securities Lending Collateral	93,296,864	—	93,296,864	—
Investments in Other Financial Instruments**	196,659	196,659	—	—

Total	$2,179,826,471	$72,596,452	$2,107,230,017	$2

Health Sciences
Assets
Warrants*	$329,559	$—	$329,559	$—
Convertible Preferred Stocks*	3,241,397	3,241,397	—	—
Common Stocks*
Health Care	85,208,733	85,190,234	18,499	—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
Health Sciences (Continued)
Assets
Convertible Corporate Bonds	$74,994	$—	$74,994	$—
Short-Term Investment	1,406,000	—	1,406,000	—
Securities Lending Collateral	27,847,275	—	27,847,275	—

Total	$118,107,958	$88,431,631	$29,676,327	$—

Real Estate
Assets
Common Stocks*	$569,628,686	$569,628,686	$—	$—
Short-Term Investment	14,200,000	—	14,200,000	—
Securities Lending Collateral	163,108,394	—	163,108,394	—

Total	$746,937,080	$569,628,686	$177,308,394	$—

Technology
Assets
Common Stocks*	$73,794,656	$73,794,656	$—	$—
Short-Term Investment	1,080,000	—	1,080,000	—
Securities Lending Collateral	9,660,235	—	9,660,235	—

Total	$84,534,891	$73,794,656	$10,740,235	$—

American Funds Asset Allocation
Assets
Mutual Fund*	$112,203,205	$112,203,205	$—	$—

Multi-Strategy
Assets
Convertible Preferred Stocks*	$8,329,758	$8,329,758	$—	$—
Common Stocks*
Consumer Discretionary	5,293,457	1,406,111	3,887,346	—
Consumer Staples	11,122,718	7,794,981	3,327,737	—
Energy	9,482,140	9,482,140	—	—
Financials	13,136,990	13,136,990	—	—
Health Care	13,969,636	13,969,636	—	—
Industrials	6,504,311	6,504,311	—	—
Information Technology	41,876,168	41,876,168	—	—
Materials	4,311,980	4,311,980	—	—
Utilities	1,087,992	1,087,992	—	—

	106,785,392	99,570,309	7,215,083	—

Corporate Bonds & Notes	21,531,215	—	21,531,215	—
Mortgage-Backed Securities	68,931,619	—	68,931,619	—
Asset-Backed Securities	7,129,817	—	7,129,817	—
U.S. Government Agency Issues	1,115,861	—	1,115,861	—
Short-Term Investment	27,168,000	—	27,168,000	—
Securities Lending Collateral	5,850,787	—	5,850,787	—
Investments in Other Financial Instruments**	249,878	249,878	—	—

	247,092,327	108,149,945	138,942,382	—

Liabilities
Investments in Other Financial Instruments**	(253,729)	(215,601)	(38,128)	—

Total	$246,838,598	$107,934,344	$138,904,254	$—

Pacific Dynamix — Conservative Growth
Assets
Affiliated Mutual Funds*	$29,551,889	$29,551,889	$—	$—

Pacific Dynamix — Moderate Growth
Assets
Affiliated Mutual Funds*	$49,845,287	$49,845,287	$—	$—

Pacific Dynamix — Growth
Assets
Affiliated Mutual Funds*	$44,336,430	$44,336,430	$—	$—

PD Aggregate Bond Index
Assets
Corporate Bonds & Notes	$11,810,361	$—	$11,810,361	$—
Mortgage-Backed Securities	21,910,960	—	21,910,960	—
Asset-Backed Securities	315,156	—	315,156	—
U.S. Government Agency Issues	4,390,127	—	4,390,127	—
U.S. Treasury Obligations	13,024,803	—	13,024,803	—
Foreign Government Bonds & Notes	1,089,360	—	1,089,360	—
Municipal Bonds	124,107	—	124,107	—
Short-Term Investment	10,253,308	10,253,308	—	—

Total	$62,918,182	$10,253,308	$52,664,874	$—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
PD High Yield Bond Index
Assets
Corporate Bonds & Notes	$23,549,646	$—	$23,549,646	$—
Short-Term Investment	1,233,061	1,233,061	—	—

Total	$24,782,707	$1,233,061	$23,549,646	$—

PD Large-Cap Growth Index
Assets
Common Stocks*	$21,672,401	$21,672,401	$—	$—
Exchange-Traded Fund*	117,442	117,442	—	—
Short-Term Investment	533,000	—	533,000	—

Total	$22,322,843	$21,789,843	$533,000	$—

PD Large-Cap Value Index
Assets
Common Stocks*	$24,544,695	$24,544,695	$—	$—
Exchange-Traded Fund*	151,432	151,432	—	—
Short-Term Investment	514,000	—	514,000	—

Total	$25,210,127	$24,696,127	$514,000	$—

PD Small-Cap Growth Index
Assets
Common Stocks*	$9,694,619	$9,694,619	$—	$—
Exchange-Traded Fund*	77,499	77,499	—	—
Short-Term Investment	107,000	—	107,000	—

Total	$9,879,118	$9,772,118	$107,000	$—

PD Small-Cap Value Index
Assets
Common Stocks*	$10,649,960	$10,649,960	$—	$—
Closed-End Mutual Fund*	3,493	3,493	—	—
Exchange-Traded Fund*	73,489	73,489	—	—
Short-Term Investment	114,000	—	114,000	—

Total	$10,840,942	$10,726,942	$114,000	$—

PD International Large-Cap
Assets
Rights*	$3,344	$3,344	$—	$—
Preferred Stocks*	29,234	—	29,234	—
Common Stocks*
Australia	1,363,012	372,848	990,164	—
Belgium	107,698	—	107,698	—
Bermuda	55,504	—	55,504	—
Canada	1,599,195	1,599,195	—	—
Denmark	91,544	50,360	41,184	—
Finland	232,897	203,218	29,679	—
France	1,816,522	113,233	1,703,289	—
Germany	1,271,294	360,606	910,688	—
Greece	77,162	—	77,162	—
Hong Kong	417,826	—	417,826	—
Ireland	44,384	44,384	—	—
Italy	569,547	89,730	479,817	—
Japan	4,000,089	1,026,703	2,973,386	—
Luxembourg	87,920	87,920	—	—
Netherlands	489,225	226,576	262,649	—
New Zealand	12,454	12,454	—	—
Norway	123,986	49,588	74,398	—
Singapore	191,594	—	191,594	—
Spain	805,514	584,594	220,920	—
Sweden	497,239	26,052	471,187	—
Switzerland	1,352,854	537,025	815,829	—
United Kingdom	3,678,678	1,881,548	1,797,130	—
United States	11,372	11,372	—	—

	18,897,510	7,277,406	11,620,104	—

Short-Term Investment	491,000	—	491,000	—

Total	$19,421,088	$7,280,750	$12,140,338	$—

PD Emerging Markets
Assets
Preferred Stocks*	$701,809	$701,809	$—	$—
Common Stocks*
Brazil	1,315,611	1,315,611	—	—
Cayman	61,673	—	61,673	—
Chile	340,609	340,609	—	—
China	989,650	518,197	471,453	—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Portfolios	September 30, 2009	Price	Inputs	Inputs
PD Emerging Markets (Continued)
Assets
Czech Republic	$120,202	$—	$120,202	$—
Hong Kong	724,360	645,241	79,119	—
Hungary	158,550	—	158,550	—
India	1,594,113	1,451,599	142,514	—
Indonesia	448,154	142,800	305,354	—
Israel	544,635	544,635	—	—
Malaysia	872,122	—	872,122	—
Mexico	1,123,256	1,123,256	—	—
Philippines	51,400	51,400	—	—
Poland	294,297	—	294,297	—
Russia	24,390	24,390	—	—
South Africa	1,641,064	545,402	1,095,662	—
South Korea	1,885,103	804,789	1,080,314	—
Taiwan	1,999,666	237,725	1,761,941	—
Thailand	354,750	—	354,750	—
Turkey	299,599	130,451	169,148	—

	14,843,204	7,876,105	6,967,099	—

Exchange-Traded Fund*	290,029	290,029	—	—
Short-Term Investment	141,000	—	141,000	—

Total	$15,976,042	$8,867,943	$7,108,099	$—

PACIFIC SELECT FUND
FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)
SEPTEMBER 30, 2009 (Unaudited)

     The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining value for the period ended September 30, 2009. Level 3 holdings transfer in at beginning of period values and transfer out at end of period values. Total realized and unrealized gains (losses) of Level 3 holdings are included in net realized and unrealized gains (losses) in the Portfolios’ Statements of Operations. Portfolios not listed held no Level 3 holdings at the beginning or end of the period.

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period,
Portfolios	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable
Diversified Bond
Mortgage-Backed Securities	$3,592,924	($823,962)	$4,719	$68,435	$1,557,648	$827,418	$5,227,182	($20,162)
Asset-Backed Securities	1,880,000	(227,775)	—	—	1,667,333	—	3,319,558	1,667,333

	$5,472,924	($1,051,737)	$4,719	$68,435	$3,224,981	$827,418	$8,546,740	$1,647,171

Floating Rate Loan
Corporate Bonds & Notes	$16,555,313	$454,147	$34,811	$—	($989,601)	$—	$16,054,670	($989,601)
Senior Loan Notes	41,030	610,791	—	—	38,517	—	690,338	38,517

	$16,596,343	$1,064,938	$34,811	$—	($951,084)	$—	$16,745,008	($951,084)

High Yield Bond
Common Stocks*	$—	$340,000	$—	$—	$—	$—	$340,000	$—

Inflation Managed
Mortgage-Backed Securities	$50,632	($179,381)	$28,941	$824	$2,230,495	$21,324,236	$23,455,747	$2,230,495
Other Financial Instruments**	8,939,542	(2,138,743)	—	(4,042,840)	660,812	—	3,418,771	549,047

	$8,990,174	($2,318,124)	$28,941	($4,042,016)	$2,891,307	$21,324,236	$26,874,518	$2,779,542

Managed Bond
Corporate Bonds & Notes	$994,562	$24,300,000	($93,927)	($8,056)	$1,434,068	($25,703,702)	$922,945	$51,202
Mortgage-Backed Securities	1,629,058	13,869,340	6,318	1,206	584,404	—	16,090,326	584,404
Asset-Backed Securities	7,011,690	(962,127)	7,115	4,808	(111,880)	(5,949,606)	—	—
Other Financial Instruments**	7,324,790	—	—	(270,092)	(336,039)	—	6,718,659	457,102

	$16,960,100	$37,207,213	($80,494)	($272,134)	$1,570,553	($31,653,308)	$23,731,930	$1,092,708

Short Duration Bond
Mortgage-Backed Securities	$—	$32,891,891	($1,937)	$—	$86,671	$—	$32,976,625	$86,671

Equity
Common Stocks*	$1,760	$—	$—	($1,760)	$—	$—	$—	$—

Equity Index
Common Stocks*	$4,780	$—	$—	($4,780)	$—	$—	$—	$—

Main Street Core
Common Stocks*	$23,270	$—	$—	($23,270)	$182	($182)	$—	$—

Mid-Cap Equity
Common Stocks*	$2,430	$—	$—	($2,430)	$—	$—	$—	$—

Mid-Cap Growth
Convertible Preferred Stocks*	$4,408,104	$—	$—	$—	$—	$—	$4,408,104	$—

Emerging Markets
Common Stocks*	$—	($667,675)	$—	($456,131)	$10,742,877	$5,213,894	$14,832,965	$10,742,877
Corporate Bonds & Notes	21,004	—	—	—	(20,582)	—	422	(20,582)

	$21,004	($667,675)	$—	($456,131)	$10,722,295	$5,213,894	$14,833,387	$10,722,295

International Value
Rights*	$25	$—	$—	$—	($23)	$—	$2	($23)

Health Sciences
Common Stocks*	$2,209,165	$—	$—	$—	($37,275)	($2,171,890)	$—	$—

Multi-Strategy
Common Stocks*	$5,280	$—	$—	($5,280)	$—	$—	$—	$—

* For portfolios that have all of their equity securities categorized in a single level, refer to their respective schedule of investments for further industry breakout.
** Investments in other financial instruments include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts, if any.

PACIFIC SELECT FUND
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
SEPTEMBER 30, 2009 (Unaudited)
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     Effective January 1, 2009 the Fund implemented new guidance to the FASB ASC Topic 815, Derivatives and Hedging. The new guidance requires all companies to enhance disclosures about the Fund’s derivative and hedging activities to enable financial statement users to understand how and why the entity uses derivative investments to manage risks, how derivative investments are accounted for, and how derivative investments affect the entity’s financial position, results of operations, and cash flows.
     Market Risks Managed By Investing In Derivatives
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain portfolios are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a portfolio’s gains and losses and therefore increase its volatility. A portfolio’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a portfolio may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, credit (including counterparty), and price volatility risks.
     Interest rate risk — A portfolio may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement).
     Foreign investments and currency risk — A portfolio may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a portfolio’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the portfolio.
     Price volatility risk — Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. Commodity-linked derivative instruments may be used to manage a portfolio’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit risk — Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A portfolio may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A portfolio may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A portfolio’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. In addition, certain managers may attempt to minimize credit risks to the portfolios by performing extensive reviews of each counterparty and entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction.
     A portfolio’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain portfolios are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over the counter derivative and foreign exchange contracts, entered into by the portfolios and those counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. For example, many ISDA Master Agreements include credit related contingent features, which may be established between a portfolio and its derivatives counterparty to reduce the risk that a portfolio will not fulfill its payment

PACIFIC SELECT FUND
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE (Continued)
SEPTEMBER 30, 2009 (Unaudited)
obligations to its counterparties. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow the derivatives counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the portfolio. Any election made by a counterparty to early terminate a transaction could be material to the Fund’s financial statements. To reduce credit risk associated with ISDA transactions, a portfolio may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A portfolio’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Futures Contracts
     In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility, interest rate, currency, credit and other risks relating to a portfolio’s investments. Certain portfolios may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a portfolio’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the portfolio’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
     Options Contracts
     In the normal course of pursuing their investment objectives, certain portfolios are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain portfolios may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goal. Writing put options or purchasing call options tends to increase a portfolio’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a portfolio’s exposure to the underlying instrument. When a portfolio writes or purchases a call or put option, an amount equal to the premium received or paid by the portfolio is included in a portfolio’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a portfolio on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the portfolio has realized a gain or loss on investment transactions. A portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying the written option. In addition, an illiquid market may make it difficult for a portfolio to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A portfolio’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
     Forward Foreign Currency Contracts
     In the normal course of pursuing their investment objectives, certain portfolios are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain portfolios may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goals. Forward foreign currency contracts can help a portfolio manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A portfolio records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A portfolio’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
     Swaps
     In the normal course of pursuing their investment objectives, certain portfolios are subject to elements of credit, interest rate, price volatility and documentation risks in excess of the related amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. Certain portfolios may enter into swap agreements for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a portfolio’s investment goal. Certain portfolios may also enter into swap agreements to obtain a desired return at a lower cost than if a portfolio had invested directly in

PACIFIC SELECT FUND
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE (Continued)
SEPTEMBER 30, 2009 (Unaudited)
the asset that yielded the desired return and to manage its exposure to credit, currency, interest rate, and commodity and inflation risks. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
     Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the portfolios are included as part of realized gain or loss in the Statements of Operations.
     Interest Rate Swaps
     In the normal course of pursuing their investment objectives, certain portfolios may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. Because certain portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain portfolios may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A portfolio investing in interest rate swaps are subject to the risk that the counterparties are unable to meet the terms of the contracts. A portfolio’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
     Credit Default Swaps
     In the normal course of pursuing their investment objectives, certain portfolios may invest in credit default swaps to manage credit risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a portfolio’s investment goals. A portfolio investing in credit default swaps is subject to the risk that counterparties are unable to meet the terms of the contracts. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a portfolio would be subject to investment exposure on the notional amount of the swap.
     If a portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate and sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A portfolio may use credit default swaps on corporate and sovereign issues of an emerging country to provide a measure of protection against defaults of the

PACIFIC SELECT FUND
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE (Continued)
SEPTEMBER 30, 2009 (Unaudited)
issuers (i.e., to reduce risk where a portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A portfolio may use pairs trades of credit default swaps. Pairs trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pairs trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a portfolio may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A portfolio may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A portfolio’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to the Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a portfolio as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of September 30, 2009 for which a portfolio is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a portfolio for the same referenced entity or entities.
     Total Return Swaps
     In the normal course of pursuing their investment objectives, certain portfolios may invest in total return swaps. A portfolio investing in credit default swaps is subject to the risk that counterparties are unable to meet the terms of the contracts. A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a portfolio will receive a payment from or make a payment to the counterparty. A portfolio’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the

PACIFIC SELECT FUND
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE (Continued)
SEPTEMBER 30, 2009 (Unaudited)
contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a portfolio and the counterparty is in place and to the extent a portfolio obtains collateral to cover the portfolio’s exposure to the counterparty.
The following is a summary of the Funds’ derivative investments categorized by primary risk exposure as of September 30, 2009:

PACIFIC SELECT FUND
DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE (Continued)
SEPTEMBER 30, 2009 (Unaudited)

		Asset Derivative Investments Value
	Total Value at		Interest		Foreign
Portfolio	September 30, 2009	Equity Contracts	Rate Contracts	Credit Contracts	Exchange Contracts	Other Contracts
Diversified Bond	$5,516,612	$—	$5,516,612	$—	$—	$—
Inflation Managed	24,560,533	—	17,242,333	6,293,799	1,024,401	—
Managed Bond	120,157,216	—	92,048,415	18,354,146	9,754,655	—
Short Duration Bond	3,146,882	—	3,146,882	—	—	—
Equity Index	1,615,729	1,615,729	—	—	—	—
Growth LT	809,326	—	—	—	809,326	—
Long/Short Large-Cap	338,346	338,346	—	—	—	—
Small-Cap Index	45,778	45,778	—	—	—	—
International Value	196,659	196,659	—	—	—	—
Multi-Strategy	249,878	—	249,878	—	—	—

Total	$156,636,959	$2,196,512	$118,204,120	$24,647,945	$11,588,382	$—

		Liability Derivative Investments Value
	Total Value at		Interest		Foreign
Portfolio	September 30, 2009	Equity Contracts	Rate Contracts	Credit Contracts	Exchange Contracts	Other Contracts
Diversified Bond	($6,403,992)	$—	($6,403,992)	$—	$—	$—
Inflation Managed	(19,282,165)	—	(4,154,488)	(10,702,519)	(4,425,158)	—
Managed Bond	(48,832,120)	—	(8,570,077)	(1,517,093)	(38,744,950)	—
Short Duration Bond	(1,842,835)	—	(1,842,835)	—	—	—
Growth LT	(2,550,209)	—	—	—	(2,550,209)	—
Multi-Strategy	(253,729)	(54,925)	(160,676)	(38,128)	—	—

Total	($79,165,050)	($54,925)	($21,132,068)	($12,257,740)	($45,720,317)	$—

Item 2. Controls and Procedures.

(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate Certifications pursuant to Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270, 30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific	Select Fund

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	November 25, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES T. MORRIS

James T. Morris
Chief Executive Officer

Date:	November 25, 2009

By:	/s/ MARY ANN BROWN

Mary Ann Brown
President

Date:	November 25, 2009

By:	/s/ BRIAN D. KLEMENS

Brian D. Klemens
Treasurer (Principal Financial and
Accounting Officer)

Date:	November 25, 2009